AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2006
-----------------------------------------------------------------------
                                                   FILE NOS. 333-102934
                                                              811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 7

                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 69

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
        (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        ALLSTATE LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
           (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

CHRISTOPHER S. PETITO, ESQUIRE               LISETTE WILLEMSEN, ESQUIRE
LEBOEUF, LAMB. GREENE & MACRAE, LLP          ALLSTATE LIFE INSURANCE COMPANY
1875 CONNECTICUT AVE., NW                    3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20009                       NORTHBROOK, IL 60062



Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1st, 2006, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY,
ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-654-2397
FAX NUMBER: 1-866-628-1006                          PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE VARIABLE ANNUITY
.. ALLSTATE VARIABLE ANNUITY - L SHARE



This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your Morgan Stanley Financial Advisor. Please check with your Morgan Stanley Financial Advisor for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 47* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT SERIES                      FIDELITY(R) VARIABLE INSURANCE
 (CLASS Y)                                                      PRODUCTS
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II SHARES)       (SERVICE CLASS 2)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)                    FRANKLIN TEMPLETON VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS (SERIES II)                        PRODUCTS TRUST (CLASS 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS   GOLDMAN SACHS VARIABLE INSURANCE TRUST
 B)                                                            PIMCO VARIABLE INSURANCE TRUST
                                                               PUTNAM VARIABLE TRUST (CLASS IB)


*Up to 18 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 53 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 97 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
   NOTICES      FEDERAL CRIME.

                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  Overview of Contracts                                         5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                     6
--------------------------------------------------------------------------------
  How the Contracts Work                                        11
--------------------------------------------------------------------------------
  Expense Table                                                 12
--------------------------------------------------------------------------------
  Financial Information                                         21
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                 21
--------------------------------------------------------------------------------
  Purchases                                                     24
--------------------------------------------------------------------------------
  Contract Value                                                25
--------------------------------------------------------------------------------
  Investment Alternatives                                       49
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  49
--------------------------------------------------------------------------------
     The Fixed Account Options                                  56
--------------------------------------------------------------------------------
     Transfers                                                  60
--------------------------------------------------------------------------------
  Expenses                                                      62
--------------------------------------------------------------------------------
  Access to Your Money                                          68
--------------------------------------------------------------------------------
  Income Payments                                               69
--------------------------------------------------------------------------------
  Death Benefits                                                78
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                              85
--------------------------------------------------------------------------------
  Taxes                                                         89
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                            95
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           97
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                          98
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                            99
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION
BENEFIT                                                         101
--------------------------------------------------------------------------------
APPENDIX D- WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
BENEFITS                                                        102
--------------------------------------------------------------------------------
APPENDIX E- WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS        103
--------------------------------------------------------------------------------
APPENDIX F- CALCULATION OF EARNINGS PROTECTION DEATH
BENEFIT                                                         104
--------------------------------------------------------------------------------
APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT 107
--------------------------------------------------------------------------------
APPENDIX H- SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 108
--------------------------------------------------------------------------------
APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 110
--------------------------------------------------------------------------------
APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
                                                                113
--------------------------------------------------------------------------------
APPENDIX K- ACCUMULATION UNIT VALUES                            117
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
AB Factor                                                       26
--------------------------------------------------------------------------------
Accumulation Benefit                                            26
--------------------------------------------------------------------------------
Accumulation Phase                                              11
--------------------------------------------------------------------------------
Accumulation Unit                                               25
--------------------------------------------------------------------------------
Accumulation Unit Value                                         25
--------------------------------------------------------------------------------
Allstate Life ("We")                                            85
--------------------------------------------------------------------------------
Annuitant                                                       22
--------------------------------------------------------------------------------
Automatic Additions Program                                     24
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         62
--------------------------------------------------------------------------------
Beneficiary                                                     23
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)   27
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)     36
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option) 40
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                         44
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)  36
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                         39
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 43
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 36
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option) 39
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                         43
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)     35
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option) 38
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                         42
--------------------------------------------------------------------------------
Co-Annuitant                                                    22
--------------------------------------------------------------------------------
*Contract                                                       87
--------------------------------------------------------------------------------
Contract Anniversary                                            7
--------------------------------------------------------------------------------
Contract Owner ("You")                                          21
--------------------------------------------------------------------------------
Contract Value                                                  25
--------------------------------------------------------------------------------
Contract Year                                                   8
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   62
--------------------------------------------------------------------------------
Due Proof of Death                                              78
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                        80
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option        79
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                   80
--------------------------------------------------------------------------------
Fixed Account Options                                           56
--------------------------------------------------------------------------------
Free Withdrawal Amount                                          66
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Guarantee Option                                                25
--------------------------------------------------------------------------------
Guarantee Period Accounts                                       57
--------------------------------------------------------------------------------
Income Base                                                     76
--------------------------------------------------------------------------------
Income Plan                                                     69
--------------------------------------------------------------------------------
Income Protection Benefit Option                                72
--------------------------------------------------------------------------------
In-Force Earnings                                               80
--------------------------------------------------------------------------------
In-Force Premium                                                80
--------------------------------------------------------------------------------
Investment Alternatives                                         49
--------------------------------------------------------------------------------
IRA Contract                                                    8
--------------------------------------------------------------------------------
Issue Date                                                      11
--------------------------------------------------------------------------------
Market Value Adjustment                                         58
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option            79
--------------------------------------------------------------------------------
Payout Phase                                                    11
--------------------------------------------------------------------------------
Payout Start Date                                               69
--------------------------------------------------------------------------------
Payout Withdrawal                                               71
--------------------------------------------------------------------------------
Portfolios                                                      86
--------------------------------------------------------------------------------
Qualified Contract                                              83
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                             76
--------------------------------------------------------------------------------
Return of Premium ("ROP") Death Benefit                         10
--------------------------------------------------------------------------------
Rider Anniversary                                               25
--------------------------------------------------------------------------------
Rider Application Date                                          21
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)     26
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)       35
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)  39
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                         42
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)      27
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)        36
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)   40
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option) 44
--------------------------------------------------------------------------------
Rider Fee Percentage                                            34
--------------------------------------------------------------------------------
Rider Maturity Date                                             25
--------------------------------------------------------------------------------
Rider Period                                                    25
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option) 34
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
Right to Cancel                                                 24
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Settlement Value                                                79
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                22
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                             22
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

--------------------------------------------------------------------------------
Standard Fixed Account Option                                   57
--------------------------------------------------------------------------------
SureIncome Covered Life                                         42
--------------------------------------------------------------------------------
SureIncome Option Fee                                           7
--------------------------------------------------------------------------------
SureIncome Plus Option                                          38
--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                      7
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                       38
--------------------------------------------------------------------------------
SureIncome For Life Option                                      42
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                  7
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                   42
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                    38
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                            35
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   68
--------------------------------------------------------------------------------
Tax Qualified Contract                                          92
--------------------------------------------------------------------------------
Transfer Period Accounts                                        57
--------------------------------------------------------------------------------
Trial Examination Period                                        24
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                        54
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                      25
--------------------------------------------------------------------------------
Valuation Date                                                  24
--------------------------------------------------------------------------------
Variable Account                                                86
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable Sub-Account                                            49
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 36
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit Option) 39
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                         42
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)
                                                                37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                         40
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                         44
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                         37
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                 44
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                       35
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                   65
--------------------------------------------------------------------------------


* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE VARIABLE ANNUITY CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract. We may limit
                                the cumulative amount of purchase payments to a maximum
                                of $1,000,000 in any Contract.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE VARIABLE ANNUITY CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                 6  PROSPECTUS


                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% for
                                  Contracts issued before January 1, 2005 and for
                                  Contracts issued on or after October 17, 2005 (0.30%
                                  for Contracts issued on or after January 1, 2005 and
                                  prior to October 17, 2005; effective October 17, 2005
                                  and thereafter, the annual administrative expense
                                  charge applied to such Contracts is 0.19%; up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                . If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                . If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or any Withdrawal
                                  Benefit Option.

                                .We discontinued offering the SUREINCOME WITHDRAWAL
                                  BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                                  2006, except in a limited number of states.  If you
                                  elected the SureIncome Option prior to May 1, 2006,
                                  you would pay an additional annual fee ("SUREINCOME
                                  OPTION FEE") of 0.50% of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome Option Fee
                                  section).  You may not select the SureIncome Option
                                  together with a Retirement Income Guarantee Option, a
                                  TrueReturn Option or any other Withdrawal Benefit
                                  Option.

                                .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME PLUS OPTION") you would pay an
                                  additional annual fee ("SUREINCOME PLUS OPTION FEE")
                                  of 0.65% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Plus Option Fee
                                  section).  You may not select the SureIncome Plus
                                  Option together with a Retirement Income Guarantee
                                  Option, a TrueReturn Option or any other Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                                  BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION") you
                                  would pay an additional annual fee ("SUREINCOME FOR
                                  LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                                  added in the future) of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome For Life
                                  Option Fee section).  You may not select the
                                  SureIncome For Life Option together with a Retirement
                                  Income Guarantee Option, a TrueReturn Option or any
                                  other Withdrawal Benefit Option.



                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 1 ("RIG 1") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 1
                                  prior to May 1, 2004, you will pay an additional
                                  annual fee ("Rider Fee") of 0.40% of the INCOME BASE
                                  in effect on a Contract Anniversary.


                                 7  PROSPECTUS

                                .We discontinued offering RETIREMENT INCOME GUARANTEE
                                  OPTION 2 ("RIG 2") as of January 1, 2004 (up to May
                                  1, 2004 in certain states). If you elected RIG 2
                                  prior to May 1, 2004, you will pay an additional
                                  annual Rider Fee of 0.55% of the INCOME BASE in
                                  effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%* (up to
                                  0.15% for Options added in the future) of the
                                  Contract Value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.

                                  *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                  CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                  JANUARY 1, 2005. SEE PAGE 13 FOR DETAILS.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                                TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
---------------------------------------------------------------------------------------

                                 8  PROSPECTUS


INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .47* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                . Morgan Stanley Investment Advisors Inc.

                                . Van Kampen**

                                . Van Kampen Asset Management

                                . A I M Advisors, Inc.

                                . AllianceBernstein L.P.

                                . Fidelity Management & Research Company

                                . Franklin Advisers, Inc.

                                . Franklin Mutual Advisers, LLC

                                . Goldman Sachs Asset Management, L.P.

                                . Pacific Investment Management Company LLC

                                . Putnam Investment Management, LLC

                                . Templeton Investment Counsel, LLC

                                *Up to 18 additional Variable Sub-Accounts may be
                                available depending on the date you purchased your
                                Contract. Please see page 17 for information about
                                Sub-Accounts and/or Portfolio liquidations, mergers,
                                closures and name changes.

                                ** Morgan Stanley Investment Management Inc., the
                                investment adviser to the UIF Portfolios, does business
                                in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-654-2397.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------

                                 9  PROSPECTUS


INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to May 1, 2004, Allstate Life also offered two
                                Retirement Income Guarantee Options that guarantee a
                                minimum amount of fixed income payments you can receive
                                if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                                BENEFIT"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION

                                The SureIncome Plus Option and SureIncome For Life
                                Option also include a death benefit option, the
                                SureIncome Return of Premium Death Benefit,
                                ("SUREINCOME ROP DEATH BENEFIT").
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value unless a Withdrawal
                                Benefit Option is in effect under your Contract. Your
                                Contract will terminate if you withdraw all of your
                                Contract Value.

                                 10  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on 69. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contracts work.


                                 11  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            8+
Allstate Variable
 Annuity                    7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Variable
 Annuity - L Share          7%          6%          5%          0%

All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                  1.10%                           0.19%
------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                        1.50%                           0.19%
------------------------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
--------------------------------------------------------------------------------------
Allstate Variable Annuity                                                       1.29%
--------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                             1.69%
--------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%.
 However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20% (up to 0.30% for Options added
MAV Death Benefit Option                           in the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30%
Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added
age 0-70)                                          in the future)
Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added
age 71-79)                                         in the future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                     Risk Charge*                    Expense Charge*
---------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                     2.00%                           0.19%
---------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                           2.40%                           0.19%
---------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                      Annual Expense
--------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                                   2.19%
--------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                         2.59%
--------------------------------------------------------------------------------------------------




                                 12  PROSPECTUS

  *
   As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts.
    However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE *
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


*Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE *
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                   0.50%**
--------------------------------------------------------------------------------


* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)


SureIncome Plus Withdrawal Benefit Option                              0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)


SureIncome For Life Withdrawal Benefit Option                          0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
-----------------------------------------------------------------------------
 RIG 2                                                                 0.55%
-----------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                 0.10%*
------------------------------------------------------------------------




                                 13  PROSPECTUS

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial   0.10%*
Individual Retirement Accounts
------------------------------------------------------------------------


* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 14  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                          ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.53%                        2.01%
and other expenses)
--------------------------------------------------------------------------------




PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)

The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                          RULE
                              MANAGEMENT  12B-1   OTHER        TOTAL ANNUAL
PORTFOLIO                        FEES     FEES   EXPENSES   PORTFOLIO EXPENSES
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS
Aggressive Equity Portfolio     0.67%     0.25%   0.19%           1.11%
- Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend     0.46%     0.25%   0.11%           0.82%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity       0.42%     0.25%   0.11%           0.78%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS European
Equity Portfolio - Class Y      0.84%     0.25%   0.18%           1.27%
(2,3)
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Advantage Portfolio - Class     0.57%     0.25%   0.35%           1.17%
Y (4)
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -     0.67%     0.25%   0.15%           1.07%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS High
Yield Portfolio - Class Y       0.42%     0.25%   0.45%           1.12%
(4)
-------------------------------------------------------------------------------
Morgan Stanley VIS Income
Builder Portfolio - Class Y     0.67%     0.25%   0.17%           1.09%
(4)
-------------------------------------------------------------------------------
Morgan Stanley VIS Income       0.42%     0.25%   0.12%           0.79%
Plus Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS
Information Portfolio -         0.67%     0.25%   0.52%           1.44%
Class Y (4,5)
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited
Duration Portfolio - Class Y    0.30%     0.25%   0.15%           0.70%
(2)
-------------------------------------------------------------------------------
Morgan Stanley VIS Money        0.45%     0.25%   0.09%           0.79%
Market Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500      0.12%     0.25%   0.16%           0.53%
Index Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS
Strategist Portfolio - Class    0.42%     0.25%   0.12%           0.79%
Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities    0.57%     0.25%   0.13%           0.95%
Portfolio - Class Y (4)
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Debt Portfolio,         0.75%     0.35%   0.34%           1.44%
Class II (4,6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging
Markets Equity Portfolio,       1.25%     0.35%   0.41%           2.01%
Class II (6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Equity and
Income Portfolio, Class II      0.46%     0.35%   0.32%           1.13%
(6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth    0.50%     0.35%   0.33%           1.18%
Portfolio, Class II (6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Global
Franchise Portfolio, Class      0.80%     0.35%   0.39%           1.54%
II (6,7)
-------------------------------------------------------------------------------
Van Kampen UIF International
Growth Equity Portfolio,        0.75%     0.35%   0.64%           1.74%
Class II (6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap
Growth Portfolio, Class II      0.75%     0.35%   0.34%           1.44%
(6,7)
-------------------------------------------------------------------------------
Van Kampen UIF Small Company
Growth Portfolio, Class II      0.92%     0.35%   0.54%           1.81%
(6,7)
-------------------------------------------------------------------------------


                                 15  PROSPECTUS


Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class II       0.72%     0.35%   0.29%           1.36%
(6,7)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real
Estate Portfolio, Class II      0.75%     0.35%   0.28%           1.38%
(6,7)
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II      0.75%     0.25%   0.55%           1.55%
(8)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.56%     0.25%   0.03%           0.84%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%     0.25%   0.07%           1.02%
Growth Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.57%     0.25%   0.04%           0.86%
Income Portfolio, Class II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -     0.72%     0.25%   0.30%           1.27%
Series II (4,9,10)
-------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation Fund - Series      0.61%     0.25%   0.29%           1.15%
II (4,10)
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -     0.60%     0.25%   0.27%           1.12%
Series II (4,11,12)
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity    0.72%     0.25%   0.31%           1.28%
Fund - Series II (4,10)
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth and
Income Portfolio - Class B      0.55%     0.25%   0.05%           0.85%
(4)
-------------------------------------------------------------------------------
AllianceBernstein Growth        0.75%     0.25%   0.13%           1.13%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein
International Value             0.75%     0.25%   0.12%           1.12%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Large Cap
Growth Portfolio - Class B      0.75%     0.25%   0.06%           1.06%
(4)
-------------------------------------------------------------------------------
AllianceBernstein Small/Mid
Cap Value Portfolio - Class     0.75%     0.25%   0.12%           1.12%
B
-------------------------------------------------------------------------------
AllianceBernstein Utility       0.55%     0.25%   0.42%           1.22%
Income Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Value         0.55%     0.25%   0.19%           0.99%
Portfolio - Class B
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
Portfolio - Service Class 2     0.57%     0.25%   0.09%           0.91%
(13)
-------------------------------------------------------------------------------
Fidelity VIP Growth & Income    0.47%     0.25%   0.12%           0.84%
Portfolio - Service Class 2
-------------------------------------------------------------------------------
Fidelity VIP High Income        0.57%     0.25%   0.13%           0.95%
Portfolio - Service Class 2
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap
Portfolio - Service Class 2     0.57%     0.25%   0.12%           0.94%
(13)
-------------------------------------------------------------------------------
Fidelity VIP Money Market       0.20%     0.25%   0.09%           0.54%
Portfolio - Service Class 2
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin Flex Cap
Growth Securities Fund -        0.44%     0.25%   0.24%           0.93%
Class 2 (14,15,16)
-------------------------------------------------------------------------------
FTVIP Franklin High Income      0.56%     0.25%   0.04%           0.85%
Fund - Class 2 (4,14,17)
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class         0.46%     0.25%   0.02%           0.73%
2(14,17)
-------------------------------------------------------------------------------
FTVIP Mutual Discovery
Securities Fund - Class 2       0.80%     0.25%   0.23%           1.28%
(14)
-------------------------------------------------------------------------------
FTVIP Mutual Shares
Securities Fund - Class 2       0.60%     0.25%   0.18%           1.03%
(14)
-------------------------------------------------------------------------------
FTVIP Templeton Foreign
Securities Fund - Class 2       0.65%     0.25%   0.17%           1.07%
(18)
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST
-------------------------------------------------------------------------------
Goldman Sachs VIT Growth and    0.75%      N/A    0.13%           0.88%
Income Fund (19)
-------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap       0.80%      N/A    0.07%           0.87%
Value Fund (2)
-------------------------------------------------------------------------------
Goldman Sachs VIT Structured
Small Cap Equity Fund           0.75%      N/A    0.18%           0.93%
(19,20)
-------------------------------------------------------------------------------
Goldman Sachs VIT Structured    0.65%      N/A    0.09%           0.74%
U.S. Equity Fund (19,20)
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST
-------------------------------------------------------------------------------
PIMCO VIT
CommodityRealReturn Strategy
Portfolio - Advisor Shares      0.49%     0.25%   0.25%           0.99%
(21)
-------------------------------------------------------------------------------
PIMCO VIT Emerging Markets
Bond Portfolio - Advisor        0.45%     0.25%   0.40%           1.10%
Shares (21)
-------------------------------------------------------------------------------
PIMCO VIT Real Return
Portfolio - Advisor Shares      0.25%     0.25%   0.25%           0.75%
(21)
-------------------------------------------------------------------------------
PIMCO VIT Total Return
Portfolio - Advisor Shares      0.25%     0.25%   0.25%           0.75%
(21)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and Income     0.49%     0.25%   0.05%           0.79%
Fund - Class IB (4)
-------------------------------------------------------------------------------
Putnam VT International         0.75%     0.25%   0.18%           1.18%
Equity Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      0.65%     0.25%   0.10%           1.00%
Class IB (22)
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      0.68%     0.25%   0.08%           1.01%
Class IB
-------------------------------------------------------------------------------
Putnam VT The George Putnam     0.62%     0.25%   0.10%           0.97%
Fund of Boston - Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund -        0.57%     0.25%   0.06%           0.88%
Class IB
-------------------------------------------------------------------------------


                                 16  PROSPECTUS

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

(2) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective June 1, 2005, Morgan Stanley Investment Advisors Inc., has agreed to cap the Portfolio's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc., the Portfolio's Administrator, has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.0% of the average daily net assets of the Portfolio. Had the cap not been in place, "Advisory Fees", "12b-1 fees", "Other Expenses", and "Total Annual Portfolio Expenses" would have been 0.88%, 0.25%, 0.18%, and 1.31%, respectively.

(4) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006 and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                                                                        Total
                                                                           Operating                Rule              Portfolio
                                                                            Expense    Management  12b-1    Other      Annual
                                Portfolio                                  Limitation     Fees      Fees   Expenses   Expenses
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II                     1.35%       0.75%     0.05%    0.34%       1.14%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class II                   1.70%       1.24%     0.05%    0.41%       1.70%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class II                         1.00%       0.46%     0.05%    0.32%       0.83%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II                             1.10%       0.50%     0.25%    0.33%       1.08%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class II                          1.20%       0.46%     0.05%    0.69%       1.20%
--------------------------------------------------------------------------------------------------------------------------------

                                 17  PROSPECTUS


Van Kampen UIF International Growth Equity Portfolio, Class II               1.74%       0.46%     0.25%    0.64%       1.35%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II                            1.15%       0.71%     0.10%    0.34%       1.15%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio, Class II                      1.25%       0.36%     0.05%    0.84%       1.25%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II                        1.15%       0.72%     0.10%    0.29%       1.11%
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II                          1.35%       0.75%     0.25%    0.28%       1.28%
--------------------------------------------------------------------------------------------------------------------------------

(8) For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

(9) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. When the effects of the contractual fee waiver is taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.67%, 0.25%, 0.30% and 1.22%, respectively.

(10) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit "Total Annual Portfolio Expenses" of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Annual Portfolio Expenses" to exceed the limit stated above (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board of Trustees and (vi) expenses that the Portfolio incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(11) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(12) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit "Total Annual Portfolio Expenses" of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Annual Portfolio Expenses" to exceed the limit stated above (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board of Trustees and (vi) expenses that the Portfolio incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(13) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the "Total Annual Portfolio Expenses" would have been 0.89% for both Fidelity VIP Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP Mid Cap Portfolio - Service Class 2. These offsets may be discontinued at any time.

(14) While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

(15) Operating expenses are annualized.

(16) The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume, at their own expense, certain expenses otherwise payable by the Portfolio (other than certain expenses, including litigation, indemnification or other extraordinary events) so that "Total Annual Portfolio Expenses" do not exceed 0.93%. The manager also has agreed to reduce its fees to reflect reduced services resulting from a Portfolio's investment in the Sweep Money Fund. Before these fee waivers and reductions, the "Management Fees"


                                 18  PROSPECTUS
  and "Total Operating Expenses" for the period ended December 31, 2005, would have been 0.75% and 1.48% respectively. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(17) The Fund administration fee is paid indirectly through the management fee.

(18) The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.65%, 0.25%, 0.17% and 1.07%, respectively.

(19) The Investment Adviser has entered into the following "Management Fees" reduction commitment for the Portfolios, which were implemented on a voluntary basis beginning July 1, 2005, and on a contractual basis as of the date of this Prospectus. Below is the schedule for the "Management Fees," which is based on the average daily net assets:

             Portfolio                First $1 Billion  Second $1 Billion   Over $2 Billion
--------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income        0.75%              0.68%              0.65%
Fund
--------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small         0.75%              0.75%              0.68%
Cap Equity Fund
--------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S.          0.65%              0.59%              0.56%
Equity Fund
--------------------------------------------------------------------------------------------


(20) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively.

(21) The Portfolio's Advisor Shares were not operational during 2005, the fees in the Table are estimated based on the Administrative Shares for the year ended December 31, 2005, adjusted to reflect the fees for the Advisor Shares.

(22) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
  longer available for new investments.   If you are currently invested in this
  Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                 19  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                            Allstate Variable Annuity         Allstate Variable Annuity - L Share
                                                       1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,134    $2,046   $2,966    $5,465   $1,090    $1,738    $2,894     $5,777
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  982    $1,607   $2,259    $4,190   $  938    $1,302    $2,200     $4,554
------------------------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
THIS EXAMPLE USES THE SAME ASSUMPTIONS AS EXAMPLE 1 ABOVE, EXCEPT THAT IT ASSUMES YOU DECIDED NOT TO SURRENDER YOUR CONTRACT, OR YOU BEGAN RECEIVING INCOME PAYMENTS FOR A SPECIFIED PERIOD OF AT LEAST 120 MONTHS, AT THE END OF EACH TIME PERIOD.

                            Allstate Variable Annuity        Allstate Variable Annuity - L Share
                        1 Year  3 Years  5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
----------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $539   $1,621   $2,711    $5,465    $580     $1,738    $2,894     $5,777
Expenses
----------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $387   $1,182   $2,004    $4,190    $428     $1,302    $2,200     $4,554
Expenses
----------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 20  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information. No Accumulation Unit Values are shown for the following Variable Sub-Accounts which were first offered under the Contracts on May 1, 2006:

Fidelity VIP Money Market - Service Class 2 Sub-Account, PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and Van Kampen UIF International Growth Equity, Class II Sub-Account.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.


                                 21  PROSPECTUS

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts,


                                 22  PROSPECTUS
the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


                                 23  PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-654-2397.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your


                                 24  PROSPECTUS
purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER


                                 25  PROSPECTUS

PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract.
 We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time.
 Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market - Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


                                 26  PROSPECTUS

BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options


                                 27  PROSPECTUS
currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                     GUARANTEE OPTION 2
------------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                  * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio Option                Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           * TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Aggressive Model Portfolio
                                                                            Option
                                                                           * TrueBalance Aggressive Model
                                                                            Portfolio Option
------------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,6):

                         MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------
                              20% Category A
                              50% Category B
                              30% Category C
                              0% Category D
--------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account (5)
CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account (5) PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account (5)
PIMCO VIT Real Return - Advisor Shares Sub-Account (5)
PIMCO VIT Total Return - Advisor Shares Sub-Account (5)
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)

                                 28  PROSPECTUS

CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AllianceBernstein Growth - Class B Sub-Account
AllianceBernstein Growth and Income - Class B Sub-Account (1)
AllianceBernstein International Value - Class B Sub-Account
AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein Utility Income - Class B Sub-Account
AllianceBernstein Value - Class B Sub-Account
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (1)(6)
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (7)
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account (2)(5)

CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO
OPTION 1)
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
Morgan Stanley VIS Information - Class Y Sub-Account (1)(8)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein Large Cap Growth - Class B Sub-Account (1)
Putnam VT Investors - Class IB Sub-Account (3)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account (see no. 6, below), the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, theMorgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise.
   Outside of these automatic transaction programs, additional allocations will not be allowed.*

7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small


                                 29  PROSPECTUS

  Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.

8) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 6):

  MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)

-------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account (5)

CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account(1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
FTVIP Franklin High Income - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
(5)
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account (5) PIMCO VIT Real Return - Advisor Shares Sub-Account (5)
PIMCO VIT Total Return - Advisor Shares Sub-Account (5)
Fidelity VIP High Income - Service Class 2 Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)

CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1) Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account(1)
AIM V.I. Basic Value - Series II Sub-Account(1)
AIM V.I. Core Equity - Series II Sub-Account(1)(6) AllianceBernstein Growth and Income - Class B Sub-Account(1) AllianceBernstein International Value - Class B Sub-Account AllianceBernstein Utility Income - Class B Sub-Account AllianceBernstein Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account

                                 30  PROSPECTUS

Goldman Sachs VIT Structured Small Cap Equity Sub-Account (7)
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account(4)
Putnam VT Growth and Income - Class IB Sub-Account(1)
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account(2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
(2)(5)

CATEGORY D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account Morgan Stanley VIS European Equity - Class Y Sub-Account (4) Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1) Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS Information - Class Y Sub-Account (1)(8)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1) AllianceBernstein Growth - Class B Sub-Account
AllianceBernstein Large Cap Growth - Class B Sub-Account (1) AllianceBernstein Small/Mid Cap Value - Class B Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account (3)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2) Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account (see no. 6, below), the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, theMorgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise.
   Outside of these automatic transaction programs, additional allocations will not be allowed.*

7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.

8) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost


                                 31  PROSPECTUS
  averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.



The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 6):

                           MODEL PORTFOLIO OPTION 2
                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
------------------------------------------------------------------------------
                                  AVAILABLE
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account(1)
AIM V.I. Basic Value - Series II Sub-Account(1)
AIM V.I. Core Equity - Series II Sub-Account(1)(6)
AllianceBernstein Growth - Class B Sub-Account
AllianceBernstein Growth and Income - Class B Sub-Account(1)
AllianceBernstein International Value - Class B Sub-Account
AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein Utility Income - Class B Sub-Account
AllianceBernstein Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account (5)
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income - Class 2 Sub-Account(1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (7)
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account(4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account (5)
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account (5)
PIMCO VIT Real Return - Advisor Shares Sub-Account (5)
PIMCO VIT Total Return - Advisor Shares Sub-Account (5)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account (2)(5)

                                   EXCLUDED
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account Morgan Stanley VIS European Equity - Class Y Sub-Account (4) Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1) Morgan Stanley VIS Information - Class Y Sub-Account (1)(8) AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1) AllianceBernstein Large Cap Growth - Class B Sub-Account (1) Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)



1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AIM V.I. Premier Equity - Series II


                                 32  PROSPECTUS

  Sub-Account (see no. 6, below), the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, theMorgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise.
   Outside of these automatic transaction programs, additional allocations will not be allowed.*

7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.

8) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated


                                 33  PROSPECTUS
to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 82 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is

                                 34  PROSPECTUS
  cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option.
 The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

                                 35  PROSPECTUS

WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

                                 36  PROSPECTUS

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue

                                 37  PROSPECTUS
offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the Death

                                 38  PROSPECTUS

Benefits section starting on page 78.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and
SureIncome Withdrawal Benefit Option.)   The SureIncome Plus Option may not be
added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

                                 39  PROSPECTUS

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.


                                 40  PROSPECTUS

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial

                                 41  PROSPECTUS

Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 78) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 78.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally

                                 42  PROSPECTUS
speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
--------------------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum

                                 43  PROSPECTUS
distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.


                                 44  PROSPECTUS

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section (page 78) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a

                                 45  PROSPECTUS

Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to a MODEL PORTFOLIO OPTION available as described below;

  (2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

  (3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------



NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state.
 See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.



Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 46  PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 6):

                             AVAILABLE
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4) Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (1)(6) AllianceBernstein Growth - Class B Sub-Account
AllianceBernstein Growth and Income - Class B Sub-Account (1) AllianceBernstein International Value - Class B Sub-Account AllianceBernstein Small/Mid Cap Value - Class B Sub-Account AllianceBernstein Utility Income - Class B Sub-Account AllianceBernstein Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account (5)
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin High Income - Class 2 Sub-Account (1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (7) Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
(5)
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account (5) PIMCO VIT Real Return - Advisor Shares Sub-Account (5)
PIMCO VIT Total Return - Advisor Shares Sub-Account (5)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2) Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2) Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
(2)(5)

                             EXCLUDED
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account Morgan Stanley VIS European Equity - Class Y Sub-Account (4) Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1) Morgan Stanley VIS Information - Class Y Sub-Account (1)(8) AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1) AllianceBernstein Large Cap Growth - Class B Sub-Account (1) Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)



1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account (see no. 6, below), the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, theMorgan Stanley VIS Utilities - Class Y Sub-Account, the


                                 47  PROSPECTUS

  Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise.
   Outside of these automatic transaction programs, additional allocations will not be allowed.*

7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.

8) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


                                 48  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 47* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-654-2397 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to 18 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 53 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.


                                 49  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class Y                   stocks believed by the
                           Investment Manager to have
                           potential for superior
                           growth. As a secondary
                           objective, income but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity           appreciation of its
 Portfolio - Class         investments
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income by investing in a
 Y/(2)/                    diversified portfolio
                           consisting principally of
                           fixed-income securities,
                           which may include both      MORGAN STANLEY
                           non-convertible and         INVESTMENT ADVISORS INC.
                           convertible debt
                           securities and preferred
                           stocks. As a secondary
                           objective, capital
                           appreciation, but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class         growth of capital
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -   income by investing
 Class Y                   primarily in U.S.
                           government securities and
                           other fixed-income
                           securities. As a secondary
                           objective, capital
                           appreciation but only when
                           consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital
 Information Portfolio -   appreciation
 Class Y/(2,3)/
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class         preservation of capital
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class Y                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class Y                   correspond to the total
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -    return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class Y/(2)/
-------------------------------------------------------------------------------

                                 50  PROSPECTUS


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   High total return by
 Markets Debt Portfolio,   investing primarily in
 Class II/(2)/             fixed income securities of
                           government and
                           government-related issuers
                           and, to a lesser extent,
                           of corporate issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Capital appreciation and
 and Income Portfolio,     current income
 Class II
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio, Class   appreciation by investing
 II                        primarily in
                           growth-oriented equity
                           securities of U.S. and
                           foreign companies
-------------------------------------------------------
Van Kampen UIF Global     Long-term capital
 Franchise Portfolio,      appreciation                VAN KAMPEN/(4)/
 Class II
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Growth      appreciation, with a
 Equity Portfolio, Class   secondary objective of
 II                        income
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
 Growth Portfolio, Class   investing primarily in
 II                        growth-oriented equity
                           securities of U.S. mid cap
                           companies and foreign
                           companies, including
                           emerging markets
                           securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
 Company Growth            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of small
                           companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio,      over a market cycle of
 Class II                  three to five years by
                           investing in common stocks
                           and other equity
                           securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
 Estate Portfolio, Class   income and long-term
 II                        capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class II       through investments in
                           equity securities,
                           including common stocks,    VAN KAMPEN ASSET
                           preferred stocks and        MANAGEMENT
                           securities convertible
                           into common and preferred
                           stocks.
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation.
 Growth Portfolio, Class
 II
-------------------------------------------------------
Van Kampen LIT Growth     Long-term growth of capital
 and Income Portfolio,     and income.
 Class II
-------------------------------------------------------------------------------

                                 51  PROSPECTUS


AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value      Long-term growth of capital
 Fund - Series II/(2)/
-------------------------------------------------------
AIM V.I. Capital          Growth of capital            A I M ADVISORS,
 Appreciation Fund -                                   INC./(5)/
 Series II/(2)/
-------------------------------------------------------
AIM V.I. Core Equity      Growth of capital
 Fund - Series II/(6)/
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital
 Equity Fund - Series
 II/(2)/
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of capital
 and Income Portfolio -
 Class B/(2)/
-------------------------------------------------------
AllianceBernstein Growth  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein         Long-term growth of capital
 International Value                                   ALLIANCEBERNSTEIN L.P.
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein Large   Long-term growth of capital
 Cap Growth Portfolio -
 Class B/(2)/
-------------------------------------------------------
AllianceBernstein         Long-term growth of capital
 Small/Mid Cap Value
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein         Current income and
 Utility Income            long-term growth of
 Portfolio - Class B       capital
-------------------------------------------------------
AllianceBernstein Value   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP              Long-term capital
 Contrafund(R) Portfolio   appreciation
 - Service Class 2
-------------------------------------------------------
Fidelity VIP Growth &     High total return through a
 Income Portfolio -        combination of current
 Service Class 2           income and capital
                           appreciation
-------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP High Income  High level of current        RESEARCH COMPANY
 Portfolio - Service       income, while also
 Class 2                   considering growth of
                           capital
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP Money        As high a level of current
 Market Portfolio -        income as is consistent
 Service Class 2           with preservation of
                           capital and daily
                           liquidity by investing in
                           money market instruments.
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin Flex Cap   Capital appreciation
 Growth Securities Fund
 - Class 2
-------------------------------------------------------
FTVIP Franklin High       High level of current        FRANKLIN ADVISERS, INC.
 Income Fund - Class       income with capital
 2/(2)/                    appreciation as a
                           secondary goal
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.
-------------------------------------------------------
FTVIP Mutual Discovery    Capital appreciation
 Securities Fund - Class                               FRANKLIN MUTUAL
 2                                                     ADVISERS, LLC
-------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with
 Securities Fund - Class   income as a secondary goal
 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------

                                 52  PROSPECTUS


GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Goldman Sachs VIT Growth  Long-term growth of capital
 and Income Fund           and growth of income
-------------------------------------------------------
Goldman Sachs VIT Mid     Long-term capital            GOLDMAN SACHS ASSET
 Cap Value Fund/(1)/       appreciation                MANAGEMENT, L.P.
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
 Structured Small Cap
 Equity Fund/(7)/
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
 Structured U.S. Equity    and dividend income
 Fund/(8)/
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT                 Maximum total return,
 CommodityRealReturn      investing for both current
 Strategy Portfolio -     income and capital
 Advisor Shares           appreciation, consistent
                          with prudent investment
                          management
-------------------------------------------------------
PIMCO VIT Emerging        Maximum total return,
 Markets Bond Portfolio   investing for current
 - Advisor Shares         income, consistent with
                          preservation of capital and
                          prudent investment           PACIFIC INVESTMENT
                          management                   MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Real Return     Maximum total return,
 Portfolio - Advisor      investing for both current
 Shares                   income and capital
                          appreciation, consistent
                          with preservation of real
                          capital and prudent
                          investment management
-------------------------------------------------------
PIMCO VIT Total Return    Maximum total return,
 Portfolio - Advisor      investing for both current
 Shares                   income and capital
                          appreciation, consistent
                          with preservation of
                          capital and prudent
                          investment management
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT The George      To provide a balanced
 Putnam Fund of Boston -   investment composed of a
 Class IB                  well diversified portfolio
                           of value stocks and bonds,
                           which produce both capital
                           growth and current income.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class       income.                     PUTNAM INVESTMENT
 IB/(2)/                                               MANAGEMENT, LLC
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity Fund - Class IB
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
 - Class IB/(9)/           and any increased income
                           that results from this
                           growth.
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital
 - Class IB                appreciation.
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable
Sub-Account that invests in this Portfolio as of the closing date.    Prior to
the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan


                                 53  PROSPECTUS

Stanley VIS Money Market - Class Y Sub-Account replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
- Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund. We have made acorresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made acorresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(9) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your Morgan Stanley Financial Advisor will help you determine whether
participating in an asset allocation program is appropriate for you.   If you
decide to participate in the TrueBalance program, your Morgan Stanley Financial Advisor may ask you to complete an investment style questionnaire to help you and your Morgan Stanley Financial Advisor identify your investment style. Once you and your Morgan Stanley Financial Advisor have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your Morgan Stanley Financial Advisor before selecting a TrueBalance model portfolio.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The


                                 54  PROSPECTUS
investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You


                                 55  PROSPECTUS
may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 62.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account

                                 56  PROSPECTUS

Options. The minimum interest rate associated with the DCA Fixed Account
Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 62.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.


                                 57  PROSPECTUS

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of

                                 58  PROSPECTUS

Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification

                                 59  PROSPECTUS
of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period
Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed
Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive

                                 60  PROSPECTUS
contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted

                                 61  PROSPECTUS
through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus
  - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley

                                 62  PROSPECTUS

VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE VARIABLE ANNUITY                    1.10%
---------------------------------------------------
ALLSTATE VARIABLE ANNUITY - L SHARE
                                             1.50%
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.30%.  This  charge
  will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest


                                 63  PROSPECTUS
new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also
a Contract Anniversary.    If the Option is terminated on the Payout Start Date,
we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided

                                 64  PROSPECTUS
by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG
2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date

                                 65  PROSPECTUS
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other than a Contract Anniversary, we will deduct the SureIncome For Life Option
Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 58 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

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ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are

                                 67  PROSPECTUS
due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 15-19. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 69.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 57.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please

                                 68  PROSPECTUS
consult your Morgan Stanley Financial Advisor or call us at 1-800-654-2397 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date,

                                 69  PROSPECTUS
the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed

                                 70  PROSPECTUS
  since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Variable
 Annuity                    7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Variable
 Annuity - L Share          7%          6%          5%          0%



ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to

                                 71  PROSPECTUS
the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.


                                 72  PROSPECTUS

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley VIS Income Plus - Class Y Sub-Account

  Morgan Stanley VIS Limited Duration - Class Y Sub-Account /(4)/

  Morgan Stanley VIS Money Market - Class Y Sub-Account

  Fidelity VIP Money Market - Service Class 2 Sub-Account /(5)/

  PIMCO VIT Real Return - Advisor Shares Sub-Account /(5)/

  PIMCO VIT Total Return - Advisor Shares Sub-Account /(5)/


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

  Morgan Stanley VIS Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS Equity - Class Y Sub-Account

  Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

  Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/

  Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/

  Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/


                                 73  PROSPECTUS

  Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account

  Morgan Stanley VIS Strategist - Class Y Sub-Account

  Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/

  AIM V.I. Basic Value - Series II Sub-Account/(1)/

  AIM V.I. Core Equity - Series II Sub-Account/(1)(6)/

  AllianceBernstein Growth - Class B Sub-Account

  AllianceBernstein Growth and Income - Class B Sub-Account/(1)/

  AllianceBernstein International Value - Class B Sub-Account

  AllianceBernstein Large Cap Growth - Class B Sub-Account/(1)/

  AllianceBernstein Small/Mid Cap Value - Class B Sub-Account

  AllianceBernstein Utility Income - Class B Sub-Account

  AllianceBernstein Value - Class B Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account

  Fidelity VIP Growth & Income - Service Class 2 Sub-Account

  Fidelity VIP High Income - Service Class 2 Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin High Income - Class 2 Sub-Account/(1)/

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured U.S. Equity Sub-Account/(7)/

  Goldman Sachs VIT Growth and Income Sub-Account

  Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

  PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account /(5)/

  PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account /(5)/

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account/(1)/

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account/(3)/

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account/(2)/

  Van Kampen UIF Equity Growth, Class II Sub-Account/(2)/

  Van Kampen UIF Global Franchise, Class II Sub-Account/(2)/

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account/(2)/

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account/(2)/

  Van Kampen UIF International Growth Equity, Class II Sub-Account/ (2)(5)/


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Morgan Stanley VIS Information - Class Y Sub-Account/(1)(8)/

  AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/

  AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

  FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured Small Cap Equity Sub-Account/(7)/

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Small Company Growth, Class II Sub-Account/(2)/

  Van Kampen UIF Emerging Markets Equity, Class II Sub-Account/(2)/

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account/(2)/


                                 74  PROSPECTUS

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AIM V.I. Premier Equity - Series II Sub-Account (see no. 6, below), the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, theMorgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

6) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity
  - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity - Series II Sub-Account unless you instruct us otherwise.*

7) Effective May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund and Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed their names to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs VIT Structured U.S. Equity Fund, respectively. We have made corresponding changes to the names of the Variable Sub-Accounts that invest in these Portfolios.

8) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date.
     Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


                                 75  PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3/rd/ Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.


                                 76  PROSPECTUS

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not


                                 77  PROSPECTUS
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  cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You

                                 78  PROSPECTUS
may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 82 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in

                                 79  PROSPECTUS
certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 82, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the

                                 80  PROSPECTUS
amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 82 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 82, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


                                 81  PROSPECTUS

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals

                                 82  PROSPECTUS
is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:


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.. The individually owned Contract must be either a traditional, Roth, or
  Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the

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  time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


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MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


                                 86  PROSPECTUS
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CHANGES IN PORTFOLIOS.  If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal
underwriter, Morgan Stanley DW Inc. ("Morgan Stanley DW").   Morgan Stanley DW,
a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and the NASD. Contracts are sold through the registered representatives of Morgan Stanley DW Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley DW for selling the Contracts. We may pay to Morgan Stanley DW up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments.
 Individual representatives receive a portion of compensation paid to Morgan Stanley DW in accordance with Morgan Stanley DW's practices.

We also make additional payments to Morgan Stanley DW for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences

                                 87  PROSPECTUS
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may result if Qualified Plan limits on  distributions  and other  conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


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TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 89  PROSPECTUS
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guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 90  PROSPECTUS
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.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully


                                 91  PROSPECTUS
completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA)


                                 92  PROSPECTUS
may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable


                                 93  PROSPECTUS
amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,


                                 94  PROSPECTUS

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                                 95  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 1-800-654-2397.


                                 96  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
  Agreement with Prudential Insurance Company of America
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Premium Taxes
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 97  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE            ALLSTATE VARIABLE       ALLSTATE VARIABLE ANNUITY - L
                               ANNUITY                        SHARE
---------------------------------------------------------------------------------

DCA Fixed Account        3 to 6 month transfer
Option                          periods            3 to 6 month transfer periods
                         7 to 12 month transfer    7 to 12 month transfer periods
                                periods
                         ----------------------------------------------------------
Standard Fixed Account   1-, 3-*, 5-*, and 7-*                  N/A
Option                   year guarantee periods
-----------------------------------------------------------------------------------
MVA Fixed Account         3-, 5-, 7-, and 10-    3-, 5-, 7-, and 10- year guarantee
Option**                 year guarantee periods               periods
-----------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                         1.50%
(Base Contract)
-----------------------------------------------------------------------------------
Withdrawal Charge          7/ 7/ 6/ 5/ 4/ 3/ 2                 7/ 6/ 5
(% of purchase payment)
-----------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal         Confinement, Terminal
Waivers                  Illness, Unemployment         Illness, Unemployment
-----------------------------------------------------------------------------------



The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 98  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I                    =    the Treasury Rate for a maturity equal to the term length of the
                          Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                    =    the Treasury Rate for a maturity equal to the term length of the
                          Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                          Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                    =    the number of whole and partial years from the Market Value
                          Adjustment Date to the expiration of the term length of the Market
                          Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -$112.98
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 99  PROSPECTUS

   *These examples assume the election of the ALLSTATE VARIABLE ANNUITY CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.




                                100  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                  65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                             male
-------------------------------------------------------------------------------
Income Plan selected:                                          1
-------------------------------------------------------------------------------
Payment frequency:                                          monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments                $100,000.00
under the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                101  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000.

                                                                                                 Income Benefit Amount

                                                                                      Contract
                                            Type             Beginning                 Value            Maximum              5%
                                             of              Contract   Transaction    After          Anniversary         Roll-Up
              Date                       Occurrence            Value      Amount     Occurrence          Value            Value**
------------------------------------------------------------------------------------------------------------------------------------
             1/1/04                  Contract Anniversary     $55,000           _     $55,000           $55,000           $52,500
------------------------------------------------------------------------------------------------------------------------------------
             7/1/04                   Partial Withdrawal      $60,000     $15,000     $45,000           $41,250           $40,176
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                 (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior          (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------
5 % ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------
Total Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior
to Partial Withdrawal (assumes 181 days worth of          (c)          $53,786
interest on $52,500 and $54,600, respectively)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of               (d)          $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment            (e)=(d)*1.05^-0.5   $ 2,562
(discounted for a half year's worth of interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                          (b')=(b)-(d)      $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                 (c')=(c)-(e)      $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a')=(a)-(d)      $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                             (a')/(b')*(c')     $11,048
-------------------------------------------------------------------------------
Contract Value After Step 2                            (b')-(a')       $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.


                                102  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2006

Initial Purchase Payment: $50,000

                                                                                                      Death Benefit Amount
                                                                                            ----------------------------------------
                                                       Beginning                Contract                     Maximum
                                       Type of         Contract   Transaction  Value After    Purchase     Anniversary    Enhanced
             Date                     Occurrence         Value      Amount     Occurrence   Payment Value     Value     Beneficiary
------------------------------------------------------------------------------------------------------------------------  Value**
                                                                                                                        ------------
           1/1/2007              Contract Anniversary   $55,000           _      $55,000       $50,000       $55,000      $52,500
------------------------------------------------------------------------------------------------------------------------------------
           7/1/2007               Partial Withdrawal    $60,000     $15,000      $45,000       $37,500       $41,250      $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.


-----------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500
-----------------------------------------------------------------------------------

MAV DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250
-----------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT**
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786
on $52,500 and $54,600, respectively)
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339
-----------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                103  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).







                                104  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).


EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
In-Force Premium                                                       =    $100,000
                                                                            ($100,000+$0-$0)
In-Force Earnings                                                      =    $50,000
                                                                            ($150,000-$100,000)
Earnings Protection Death Benefit**                                    =    40%*$50,000=$20,000

Contract Value                                                         =    $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
Continuing Contract Value                                              =    $180,000
                                                                            ($160,000+$20,000)


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In--


                                105  PROSPECTUS

Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                106  PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

ISSUE DATE: January 2, 2006

INITIAL PURCHASE PAYMENT: $50,000

INITIAL BENEFIT BASE: $50,000

                                                     Beginning                Contract
                                    Type of          Contract   Transaction  Value After
           Date                    Occurrence          Value      Amount     Occurrence    Benefit Base
--------------------------------------------------------------------------------------------------------
         1/2/2007             Contract Anniversary    $55,000           _      $55,000       $50,000
--------------------------------------------------------------------------------------------------------
         7/2/2007              Partial Withdrawal     $60,000     $15,000      $45,000       $37,500
--------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.


-----------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to             (c)          $50,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500
-----------------------------------------------------------------------------------
Adjusted Benefit Base                                                      $37,500
-----------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                107  PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000. There is no Benefit Payment
Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000. The Benefit
Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400. The Benefit Payment Remaining is
unchanged at $0.



Example 6:  Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).





                                108  PROSPECTUS

Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                109  PROSPECTUS

APPENDIX I- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                110  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                111  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                112  PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with
----------
$100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% x $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% x $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                113  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% x $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% x current Benefit Base (6% x $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% x $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                114  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base prior to the withdrawal (5% x $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% x $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% x $55,000)=$2,200.



Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                115  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% x the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior
Contract Anniversaries has not increased the Benefit Payment).   At that point,
if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,967.50 = 5% x $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% x the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% x the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                116  PROSPECTUS

APPENDIX K- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B Sub-Account, the AllianceBernstein Utility Income - Class B Sub-Account, the AllianceBernstein Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                 2003      2004        2005
-------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.234   $   13.583
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.234  $   13.583   $   16.455
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  24,578      35,573       37,997
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.260   $   13.095
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.260  $   13.095   $   13.619
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 237,797     556,690      590,383
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.884   $   13.005
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.884  $   13.005   $   15.136
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 180,194     463,438      529,631
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account(1)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.690   $   14.090
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.690  $   14.090   $   15.071
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  65,859     102,460       94,898
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.603   $   13.968
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.603  $   13.968   $   14.677
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  10,209      19,661       18,678
-------------------------------------------------------------------------------------------------------------

                                117  PROSPECTUS


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.971   $   14.679
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.971  $   14.679   $   15.385
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 150,827     331,007      355,868
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.331   $   12.255
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.331  $   12.255   $   12.330
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  95,060     191,354      181,345
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.666   $   12.750
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.666  $   12.750   $   13.430
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  83,633     132,998      130,194
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   10.311   $   10.694
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 10.311  $   10.694   $   10.881
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 285,576   1,071,611    2,234,712
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account(2,3)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   14.965   $   15.267
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 14.965  $   15.267   $   15.102
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  56,208      53,334       22,865
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account(1)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   10.018   $   10.005
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 10.018  $   10.005   $   10.025
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 337,847     691,339    1,064,766
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $    9.936   $    9.868
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $  9.936  $    9.868   $    9.988
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 184,536     812,228    1,150,064
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.114   $   13.188
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.114  $   13.188   $   13.596
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 380,784     779,233    1,205,985
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.034   $   13.080
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.034  $   13.080   $   13.953
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 156,369     290,870      341,132
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.505   $   13.660
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.505  $   13.660   $   15.420
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  30,741      45,533       95,239
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.319   $   12.299
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.319  $   12.299   $   13.614
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  32,114     141,903      159,451
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   14.912   $   18.105
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 14.912  $   18.105   $   23.907
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  35,093     100,831      166,567
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.715   $   12.423
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.715  $   12.423   $   14.161
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 121,087     179,761      189,322
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.622   $   12.793
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.622  $   12.793   $   13.561
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 125,143     215,383      424,921
-------------------------------------------------------------------------------------------------------------

                                118  PROSPECTUS

Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.251   $   13.637
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.251  $   13.637   $   15.073
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  91,178     311,486      581,451
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   13.116   $   15.727
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.116  $   15.727   $   18.210
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 104,776     190,348      270,496
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   13.621   $   15.993
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.621  $   15.993   $   17.821
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 104,846     150,004      165,471
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   13.408   $   15.158
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.408  $   15.158   $   16.781
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 162,337     366,700      592,052
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.785   $   17.172
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.785  $   17.172   $   19.791
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  95,259     267,480      385,379
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.864   $   14.589
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.864  $   14.589   $   16.001
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  64,393      91,273       90,402
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.525   $   14.519
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.525  $   14.519   $   14.921
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 611,638   1,368,363    2,024,042
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.853   $   12.493
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.853  $   12.493   $   13.275
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 105,623     143,473      181,523
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.423   $   13.994
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.423  $   13.994   $   15.157
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 346,255     706,160      998,766
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.922   $   14.138
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.922  $   14.138   $   14.713
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  93,006     197,926      205,195
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.268   $   12.876
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.268  $   12.876   $   13.801
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  41,151      74,440       78,672
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (5)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.785   $   12.272
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.785  $   12.272   $   12.764
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  59,649      45,741       45,753
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -  $   10.000   $   10.826
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -  $   10.826   $   11.463
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -      41,968       87,736
-------------------------------------------------------------------------------------------------------------

                                119  PROSPECTUS

AllianceBernstein Growth and Income - Class B Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.313   $   13.518
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.313  $   13.518   $   13.957
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 186,043     415,731      444,440
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.479   $   14.108
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.479  $   14.108   $   15.547
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  84,678     170,808      369,989
-------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.902
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      347,354
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.511   $   12.311
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.511  $   12.311   $   13.956
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  61,318     104,368      129,269
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   13.642   $   16.034
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.642  $   16.034   $   16.877
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 128,236     220,201      394,485
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   10.978
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -       46,526
-------------------------------------------------------------------------------------------------------------
AllianceBernstein Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   10.757
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -       58,921
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.917
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      557,027
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.114
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      148,705
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   10.498
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      130,227
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   12.136
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      226,223
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.178
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -       40,690
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -  $   10.000   $   10.717
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -  $   10.717   $   10.930
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -     126,010      201,704
-------------------------------------------------------------------------------------------------------------

                                120  PROSPECTUS


FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -  $   10.000   $   11.263
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -  $   11.263   $   11.297
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -     117,847      701,458
-------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.405
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -       76,341
-------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -  $   10.000   $   10.974
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -  $   10.974   $   11.976
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -      89,975      415,887
-------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -  $   10.000   $   11.543
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -  $   11.543   $   12.553
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -      91,246      664,497
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   10.546
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      109,697
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account(1)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.401
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      203,640
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account(6)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.367
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      347,710
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account(7)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   11.295
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      154,801
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -            -
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -            -
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -            -
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.342   $   12.114
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.342  $   12.114   $   12.437
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  59,242      89,594      105,484
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.318   $   13.510
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.318  $   13.510   $   14.034
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   8,159      83,914       93,677
-------------------------------------------------------------------------------------------------------------

                                121  PROSPECTUS


Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.688   $   14.553
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.688  $   14.553   $   16.118
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  71,672     165,086      239,237
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (8)
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   12.184   $   13.547
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.184  $   13.547   $   14.550
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   8,159       5,886        4,547
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                     -           -   $   10.000
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                           -           -   $   10.948
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       -           -      254,363
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.000  $   11.752   $   12.184
-------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.752  $   12.184   $   12.712
-------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  63,955     135,230      164,024
-------------------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable
Sub-Account that invests in this Portfolio as of the closing date.    Prior to
the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
- Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(7) May 1, 2006, the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                122  PROSPECTUS

ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B Sub-Account, the AllianceBernstein Utility Income - Class B Sub-Account, the AllianceBernstein Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy
- Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,           2003     2004      2005
--------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.159   $ 13.377
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.159  $ 13.377   $ 16.058
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              189       951        951
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.185   $ 12.897
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.185  $ 12.897   $ 13.291
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           20,116    18,199     22,604
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.812   $ 12.808
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.812  $ 12.808   $ 14.771
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           22,754    25,327     23,766
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account(1)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.613   $ 13.877
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.613  $ 13.877   $ 14.708
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            3,061     3,942      3,940
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.526   $ 13.757
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.526  $ 13.757   $ 14.323
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              979         0          0
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.892   $ 14.457
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.892  $ 14.457   $ 15.014
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            5,234    11,314     12,341
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.262   $ 12.069
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.262  $ 12.069   $ 12.033
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            5,624     5,399      7,464
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.595   $ 12.556
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.595  $ 12.556   $ 13.106
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              388       388      6,319
--------------------------------------------------------------------------------------------------

                                123  PROSPECTUS

Morgan Stanley VIS Income Plus - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 10.248   $ 10.532
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $10.248  $ 10.532   $ 10.619
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           36,354    31,834     50,822
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account(2,3)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 14.874   $ 15.036
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $14.874  $ 15.036   $ 14.738
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              297       388        367
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account(1)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $  9.957   $  9.853
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $ 9.957  $  9.853   $  9.783
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           22,303    25,373     23,571
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $  9.875   $  9.719
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $ 9.875  $  9.719   $  9.747
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           45,906   100,138    106,824
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.040   $ 12.988
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.040  $ 12.988   $ 13.268
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           15,094    15,844     23,949
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.961   $ 12.882
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.961  $ 12.882   $ 13.617
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           14,926    15,995     13,820
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.435   $ 13.453
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.435  $ 13.453   $ 15.048
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            1,101     1,096      1,052
--------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.250   $ 12.113
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.250  $ 12.113   $ 13.286
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           15,238       793        676
--------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 14.821   $ 17.831
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $14.821  $ 17.831   $ 23.331
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           12,008       578      1,273
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.551   $ 12.599
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.551  $ 12.599   $ 13.234
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            4,382     8,845      7,060
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.643   $ 12.234
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.643  $ 12.234   $ 13.820
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              732     1,444      2,590
--------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.176   $ 13.430
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.176  $ 13.430   $ 14.710
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            1,170     4,254     12,144
--------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 13.036   $ 15.489
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $13.036  $ 15.489   $ 17.772
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            6,524     7,472      7,621
--------------------------------------------------------------------------------------------------

                                124  PROSPECTUS


Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 13.538   $ 15.751
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $13.538  $ 15.751   $ 17.392
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           12,094     7,725      7,880
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 13.327   $ 14.928
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $13.327  $ 14.928   $ 16.376
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           13,892     9,406     10,565
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.707   $ 16.912
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.707  $ 16.912   $ 19.314
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            2,217     7,785      8,404
--------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.785   $ 14.368
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.785  $ 14.368   $ 15.616
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              428     1,015        429
--------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.449   $ 14.299
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.449  $ 14.299   $ 14.561
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           73,598    44,257     49,881
--------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.781   $ 12.304
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.781  $ 12.304   $ 12.955
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            7,119     5,330      4,868
--------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.347   $ 13.782
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.347  $ 13.782   $ 14.792
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           52,658    27,103     32,255
--------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.843   $ 13.924
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.843  $ 13.924   $ 14.359
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            2,967     4,311      3,964
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.193   $ 12.681
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.193  $ 12.681   $ 13.468
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            1,401       895        890
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(5)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.713   $ 12.086
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.713  $ 12.086   $ 12.456
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            2,619     6,687      6,654
--------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -  $ 10.000   $ 10.760
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -  $ 10.760   $ 11.290
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         0          0
--------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.238   $ 13.313
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.238  $ 13.313   $ 13.621
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           30,085    30,581     32,696
--------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.403   $ 13.894
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.403  $ 13.894   $ 15.172
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            5,243     6,926      6,809
--------------------------------------------------------------------------------------------------
AllianceBernstein International Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.829
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      3,437
--------------------------------------------------------------------------------------------------

                                125  PROSPECTUS


AllianceBernstein Large Cap Growth - Class B Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.441   $ 12.124
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.441  $ 12.124   $ 13.620
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            5,752    11,686     11,685
--------------------------------------------------------------------------------------------------
AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 13.558   $ 15.791
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $13.558  $ 15.791   $ 16.471
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            5,419     7,226      7,449
--------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income - Class B Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 10.911
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      1,315
--------------------------------------------------------------------------------------------------
AllianceBernstein Value - Class B Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 10.691
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          0
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.844
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      6,441
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.046
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -        366
--------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 10.434
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      3,328
--------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 12.062
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -        290
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.110
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          0
--------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -  $ 10.000   $ 10.652
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -  $ 10.652   $ 10.764
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -     1,781      2,337
--------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -  $ 10.000   $ 11.194
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -  $ 11.194   $ 11.126
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -     1,924      2,412
--------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.335
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      3,984
--------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -  $ 10.000   $ 10.907
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -  $ 10.907   $ 11.795
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -     7,597      8,427
--------------------------------------------------------------------------------------------------

                                126  PROSPECTUS

FTVIP Templeton Foreign Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -  $ 10.000   $ 11.472
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -  $ 11.472   $ 12.363
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         0      1,345
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 10.481
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -        693
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.331
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          0
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account(6)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.298
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -        607
--------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account(7)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 11.226
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -        791
--------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -          -
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -          -
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -          -
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.273   $ 11.931
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.273  $ 11.931   $ 12.137
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                0     1,133          0
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.243   $ 13.306
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.243  $ 13.306   $ 13.695
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                           14,285    12,788     11,515
--------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.611   $ 14.333
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.611  $ 14.333   $ 15.730
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              128     2,233      1,975
--------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (8)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 12.109   $ 13.342
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $12.109  $ 13.342   $ 14.199
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                0         0          0
--------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              -         -   $ 10.000
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    -         -   $ 10.881
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                -         -      1,554
--------------------------------------------------------------------------------------------------

                                127  PROSPECTUS

Putnam VT Voyager - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                        $10.000  $ 11.680   $ 11.999
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                              $11.680  $ 11.999   $ 12.405
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            2,470     2,601      2,052
--------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable
Sub-Account that invests in this Portfolio as of the closing date.    Prior to
the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
- Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(7) May 1, 2006, the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                128  PROSPECTUS

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B Sub-Account, the AllianceBernstein Utility Income
- Class B Sub-Account, the AllianceBernstein Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                     2003      2004      2005
---------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.201   $   13.491
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.201  $ 13.491   $   16.278
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       6,634    10,689       21,194
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.227   $   13.007
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.227  $ 13.007   $   13.473
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      66,915   240,939      294,781
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.852   $   12.918
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.852  $ 12.918   $   14.973
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      46,977   184,114      279,675
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account(1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.656   $   13.995
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.656  $ 13.995   $   14.909
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      15,404    35,187       39,213
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.568   $   13.874
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.568  $ 13.874   $   14.519
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      11,186    16,323       16,425
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.936   $   14.580
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.936  $ 14.580   $   15.219
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      78,822   127,171      144,625
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.301   $   12.172
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.301  $ 12.172   $   12.197
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      65,540   163,222      175,113
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.634   $   12.664
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.634  $ 12.664   $   13.285
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      21,733    47,530       54,141
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 10.283   $   10.622
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 10.283  $ 10.622   $   10.764
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     184,686   643,073    1,462,440
---------------------------------------------------------------------------------------------------------------

                                129  PROSPECTUS


Morgan Stanley VIS Information - Class Y Sub-Account(2,3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 14.925   $   15.164
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 14.925  $ 15.164   $   14.939
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       3,426     4,859        3,400
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account(1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $  9.991   $    9.937
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $  9.991  $  9.937   $    9.917
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     206,331   413,637      657,808
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $  9.909   $    9.802
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $  9.909  $  9.802   $    9.881
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     108,929   428,989      701,011
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.081   $   13.099
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.081  $ 13.099   $   13.449
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     103,071   207,780      360,938
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.001   $   12.992
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.001  $ 12.992   $   13.803
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      70,971   147,140      196,467
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.474   $   13.568
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.474  $ 13.568   $   15.254
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       6,583    31,117       42,719
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.288   $   12.216
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.288  $ 12.216   $   13.468
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       9,598    69,282      111,007
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 14.872   $   17.983
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 14.872  $ 17.983   $   23.650
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      15,373    39,200      293,630
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.590   $   12.707
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.590  $ 12.707   $   13.415
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      31,795   121,831      355,800
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.683   $   12.339
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.683  $ 12.339   $   14.009
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      51,300   103,097      105,569
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.217   $   13.545
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.217  $ 13.545   $   14.911
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      64,033   234,429      673,072
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 13.080   $   15.621
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 13.080  $ 15.621   $   18.015
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      56,943   107,152      468,020
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 13.584   $   15.885
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 13.584  $ 15.885   $   17.630
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      66,608   104,445      105,122
---------------------------------------------------------------------------------------------------------------

                                130  PROSPECTUS


Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 13.372   $   15.056
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 13.372  $ 15.056   $   16.600
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      88,639   199,551      428,687
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.750   $   17.057
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.750  $ 17.057   $   19.578
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      61,183   172,705      246,519
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.829   $   14.490
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.829  $ 14.490   $   15.829
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      14,674    22,291       23,151
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.491   $   14.421
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.491  $ 14.421   $   14.760
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     286,089   699,495    1,601,297
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.821   $   12.409
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.821  $ 12.409   $   13.132
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      67,081   101,974      176,876
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.390   $   13.900
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.390  $ 13.900   $   14.994
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     176,200   319,496      548,723
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.887   $   14.042
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.887  $ 14.042   $   14.555
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      29,372    99,790      111,926
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.234   $   12.789
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.234  $ 12.789   $   13.652
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      12,830    21,060       20,111
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -  $ 10.000   $   10.797
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -  $ 10.797   $   11.386
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -    21,750       58,290
---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(5)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.753   $   12.189
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.753  $ 12.189   $   12.626
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       5,582    15,922       20,572
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.279   $   13.427
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.279  $ 13.427   $   13.807
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      54,387   166,492      447,898
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.446   $   14.013
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.446  $ 14.013   $   15.380
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      28,817    80,635      325,340
---------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.870
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      200,944
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.480   $   12.228
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.480  $ 12.228   $   13.806
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      40,183    66,960       64,208
---------------------------------------------------------------------------------------------------------------

                                131  PROSPECTUS

AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 13.605   $   15.926
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 13.605  $ 15.926   $   16.696
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      46,809   101,345      461,511
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   10.948
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -       62,544
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   10.728
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -       24,330
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.885
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      588,555
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.084
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      109,025
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   10.470
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      105,832
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   12.103
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      146,107
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.148
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -       40,286
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -  $ 10.000   $   10.688
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -  $ 10.688   $   10.856
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -   105,202      171,901
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -  $ 10.000   $   11.233
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -  $ 11.233   $   11.221
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -    86,915      769,097
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.374
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -       64,062
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -  $ 10.000   $   10.944
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -  $ 10.944   $   11.896
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -    51,882      475,155
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -  $ 10.000   $   11.511
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -  $ 11.511   $   12.468
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -    36,969      860,022
---------------------------------------------------------------------------------------------------------------

                                132  PROSPECTUS

Goldman Sachs VIT Growth and Income Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   10.517
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -       76,141
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.370
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      121,130
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account(6)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.336
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      303,063
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account(7)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   11.265
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      108,569
---------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -            -
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -            -
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -            -
---------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.311   $   12.033
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.311  $ 12.033   $   12.303
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      50,397    50,051      295,949
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.285   $   13.419
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.285  $ 13.419   $   13.883
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      28,104    34,565       45,145
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.654   $   14.455
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.654  $ 14.455   $   15.945
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      57,292   104,567      199,020
---------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (8)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 12.151   $   13.455
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 12.151  $ 13.455   $   14.394
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       1,120     1,114        1,108
---------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         -         -   $   10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               -         -   $   10.918
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                           -         -      162,309
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                  $ 10.000  $ 11.720   $   12.102
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                        $ 11.720  $ 12.102   $   12.575
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      44,404    93,142      148,490
---------------------------------------------------------------------------------------------------------------

                                 133  PROSPECTUS

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable
Sub-Account that invests in this Portfolio as of the closing date.    Prior to
the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
- Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(7) May 1, 2006, the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                134  PROSPECTUS

ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B Sub-Account, the AllianceBernstein Utility Income - Class B Sub-Account, the AllianceBernstein Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                 2003     2004     2005
------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.126   $13.286
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.126  $13.286   $15.884
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    975    2,497     2,217
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.152   $12.809
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.152  $12.809   $13.147
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,726   13,250     9,282
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.780   $12.721
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.780  $12.721   $14.611
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,629    6,633     9,698
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account(1)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.579   $13.782
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.579  $13.782   $14.548
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,328    3,942     3,757
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.492   $13.663
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.492  $13.663   $14.168
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,841    1,851     1,841
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.857   $14.359
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.857  $14.359   $14.851
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,126   15,771    10,533
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.232   $11.987
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.232  $11.987   $11.902
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,462    8,598     7,542
------------------------------------------------------------------------------------------------------

                                135  PROSPECTUS


Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.563   $12.471
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.563  $12.471   $12.964
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,527    4,145     4,121
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $10.220   $10.460
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.220  $10.460   $10.504
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 13,208   30,413    27,233
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Information - Class Y Sub-Account(2,3)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $14.833   $14.934
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.833  $14.934   $14.578
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,964    5,754     6,563
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account(1)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 9.930   $ 9.786
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.930  $ 9.786   $ 9.677
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 28,903   45,574    46,747
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 9.848   $ 9.652
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.848  $ 9.652   $ 9.641
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     34    3,303     3,661
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.007   $12.900
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.007  $12.900   $13.124
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 10,343   11,431    15,174
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.928   $12.794
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.928  $12.794   $13.469
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,574   11,396    10,665
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.404   $13.362
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.404  $13.362   $14.885
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,063    5,082     2,882
------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2,4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.219   $12.030
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.219  $12.030   $13.142
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    819    1,348     1,248
------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $14.781   $17.709
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.781  $17.709   $23.078
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        6     1,380
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.611   $12.151
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.611  $12.151   $13.670
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,422    6,273     5,131
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.519   $12.514
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.519  $12.514   $13.090
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,613    6,479     4,656
------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.143   $13.339
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.143  $13.339   $14.550
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,320    6,166     7,995
------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------

                                136  PROSPECTUS

Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $13.000   $15.384
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.000  $15.384   $17.579
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 10,978   11,035    10,793
------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $13.501   $15.644
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.501  $15.644   $17.203
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,773    3,184     2,113
------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $13.290   $14.827
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.290  $14.827   $16.199
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,060   15,617    13,461
------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.672   $16.797
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.672  $16.797   $19.105
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,699    9,204     8,525
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.750   $14.270
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.750  $14.270   $15.446
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,072    4,072     4,218
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.415   $14.201
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.415  $14.201   $14.403
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 54,058   67,986    63,782
------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.749   $12.220
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.749  $12.220   $12.814
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,005   12,541    12,307
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.314   $13.689
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.314  $13.689   $14.631
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 10,194   22,591    25,043
------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.808   $13.829
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.808  $13.829   $14.203
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,325    7,540     7,400
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.160   $12.595
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.160  $12.595   $13.322
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,325    3,493     3,628
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $10.000   $10.730
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $10.730   $11.213
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        0         0
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(5)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.681   $12.004
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.681  $12.004   $12.321
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    799      799       798
------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.204   $13.222
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.204  $13.222   $13.473
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,429   13,342    17,762
------------------------------------------------------------------------------------------------------
AllianceBernstein Growth - Class B Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.369   $13.800
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.369  $13.800   $15.008
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,816   16,835    10,239
------------------------------------------------------------------------------------------------------

                                137  PROSPECTUS

AllianceBernstein International Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.797
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     9,446
------------------------------------------------------------------------------------------------------
AllianceBernstein Large Cap Growth - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.410   $12.042
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.410  $12.042   $13.472
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,318    4,534     6,063
------------------------------------------------------------------------------------------------------
AllianceBernstein Small/Mid Cap Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $13.521   $15.684
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.521  $15.684   $16.292
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,234   11,695    12,398
------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income - Class B Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $10.881
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         0
------------------------------------------------------------------------------------------------------
AllianceBernstein Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $10.662
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     1,874
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.812
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     6,639
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.016
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     2,529
------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $10.405
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -       249
------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $12.029
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         0
------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.079
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         0
------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income - Class 2 Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $10.000   $10.623
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $10.623   $10.691
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        0         0
------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $10.000   $11.164
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $11.164   $11.050
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        0    20,756
------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.304
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         0
------------------------------------------------------------------------------------------------------

                                138  PROSPECTUS


FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $10.000   $10.877
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $10.877   $11.715
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -    1,636     7,047
------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -  $10.000   $11.441
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -  $11.441   $12.279
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -      410     2,533
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account(6)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.267
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     5,369
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account(7)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.195
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     6,796
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $10.453
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     2,234
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $11.300
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -     1,182
------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -         -
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -         -
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -         -
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.242   $11.850
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.242  $11.850   $12.005
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,556    2,552     2,548
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.210   $13.215
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.210  $13.215   $13.547
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0         0
------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.577   $14.235
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.577  $14.235   $15.559
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,690   10,996    10,092
------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (8)
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $12.076   $13.251
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.076  $13.251   $14.045
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0         0
------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    -        -   $10.000
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          -        -   $10.851
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      -        -       528
------------------------------------------------------------------------------------------------------

                                139  PROSPECTUS


Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $11.648   $11.917
------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.648  $11.917   $12.271
------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,000    1,219     1,737
------------------------------------------------------------------------------------------------------



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close on or about June 23, 2006, and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable
Sub-Account that invests in this Portfolio as of the closing date.    Prior to
the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account replace the Morgan Stanley VIS Information - Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
- Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(7) May 1, 2006, the Goldman Sachs VIT CORE/SM/ U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                                140  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-203-0068
FAX NUMBER: 1-866-628-1006                          PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE LIFE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PREFERRED


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 61* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)      PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS    STI CLASSIC VARIABLE TRUST
 2)                                                            VAN KAMPEN LIFE INVESTMENT TRUST (CLASS
LORD ABBETT SERIES FUND, INC. (CLASS VC)                        II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                (CLASS II)


*Up to five additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 50 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 91 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                                             APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN
                                             THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR
                                             THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU
                                             OTHERWISE IS COMMITTING A FEDERAL CRIME.

IMPORTANT                                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH
                                             BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR
 NOTICES                                     OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH
                                             BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS IN, OR
                                             OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
                                             INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                                             INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                                             INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                             THE CONTRACTS ARE NOT FDIC INSURED.




                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               3
--------------------------------------------------------------------------------
  Overview of Contracts                                         5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                     6
--------------------------------------------------------------------------------
  How the Contracts Work                                        11
--------------------------------------------------------------------------------
  Expense Table                                                 12
--------------------------------------------------------------------------------
  Financial Information                                         21
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                 21
--------------------------------------------------------------------------------
  Purchases                                                     24
--------------------------------------------------------------------------------
  Contract Value                                                25
--------------------------------------------------------------------------------
  Investment Alternatives                                       47
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                  47
--------------------------------------------------------------------------------
     The Fixed Account Options                                  51
--------------------------------------------------------------------------------
     Transfers                                                  55
--------------------------------------------------------------------------------
  Expenses                                                      57
--------------------------------------------------------------------------------
  Access to Your Money                                          63
--------------------------------------------------------------------------------
  Income Payments                                               64
--------------------------------------------------------------------------------
  Death Benefits                                                72
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                              80
--------------------------------------------------------------------------------
  Taxes                                                         84
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                            90
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           91
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                          92
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                            93
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT 95
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS        96
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS         97
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT     98
--------------------------------------------------------------------------------
APPENDIX G- WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 101
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 102
--------------------------------------------------------------------------------
APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 104
--------------------------------------------------------------------------------
APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
                                                                107
--------------------------------------------------------------------------------
APPENDIX K-ACCUMULATION UNIT VALUES                             111
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
AB Factor                                                       26
--------------------------------------------------------------------------------
Accumulation Benefit                                            26
--------------------------------------------------------------------------------
Accumulation Phase                                              11
--------------------------------------------------------------------------------
Accumulation Unit                                               25
--------------------------------------------------------------------------------
Accumulation Unit Value                                         25
--------------------------------------------------------------------------------
Allstate Life ("We")                                            80
--------------------------------------------------------------------------------
Annuitant                                                       22
--------------------------------------------------------------------------------
Automatic Additions Program                                     24
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         57
--------------------------------------------------------------------------------
Beneficiary                                                     23
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)   27
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)     34
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)  34
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                         37
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 41
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 34
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)     34
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option) 37
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Co-Annuitant                                                    22
--------------------------------------------------------------------------------
*Contract                                                       81
--------------------------------------------------------------------------------
Contract Anniversary                                            8
--------------------------------------------------------------------------------
Contract Owner ("You")                                          21
--------------------------------------------------------------------------------
Contract Value                                                  25
--------------------------------------------------------------------------------
Contract Year                                                   8
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   57
--------------------------------------------------------------------------------
Due Proof of Death                                              73
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                        74
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option        74
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                   75
--------------------------------------------------------------------------------
Fixed Account Options                                           51
--------------------------------------------------------------------------------
Free Withdrawal Amount                                          61
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Guarantee Period Accounts                                       52
--------------------------------------------------------------------------------
Guarantee Option                                                26
--------------------------------------------------------------------------------
Income Base                                                     71
--------------------------------------------------------------------------------
Income Plan                                                     64
--------------------------------------------------------------------------------
Income Protection Benefit Option                                67
--------------------------------------------------------------------------------
In-Force Earnings                                               75
--------------------------------------------------------------------------------
In-Force Premium                                                75
--------------------------------------------------------------------------------
Investment Alternatives                                         47
--------------------------------------------------------------------------------
IRA Contract                                                    8
--------------------------------------------------------------------------------
Issue Date                                                      11
--------------------------------------------------------------------------------
Market Timing and Excessive Trading                             55
--------------------------------------------------------------------------------
Market Value Adjustment                                         53
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option            73
--------------------------------------------------------------------------------
Payout Phase                                                    11
--------------------------------------------------------------------------------
Payout Start Date                                               64
--------------------------------------------------------------------------------
Payout Withdrawal                                               66
--------------------------------------------------------------------------------
Portfolios                                                      80
--------------------------------------------------------------------------------
Qualified Contract                                              78
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                             70
--------------------------------------------------------------------------------
Return of Premium (ROP") Death Benefit                          73
--------------------------------------------------------------------------------
Rider Anniversary                                               25
--------------------------------------------------------------------------------
Rider Application Date                                          7
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)     26
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)       34
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)  38
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)      27
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)        35
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)   39
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option) 42
--------------------------------------------------------------------------------
Rider Fee Percentage                                            33
--------------------------------------------------------------------------------
Rider Maturity Date                                             25
--------------------------------------------------------------------------------
Rider Period                                                    26
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option) 32
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option) 36
--------------------------------------------------------------------------------
Right to Cancel                                                 24
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Settlement Value                                                73
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                22
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                             22
--------------------------------------------------------------------------------
Standard Fixed Account Option                                   52
--------------------------------------------------------------------------------
SureIncome Covered Life                                         41
--------------------------------------------------------------------------------
SureIncome Option Fee                                           7
--------------------------------------------------------------------------------
SureIncome Plus Option                                          37
--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                      7
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                       37
--------------------------------------------------------------------------------
SureIncome For Life Option                                      41
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                  7
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                   41
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                    73
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                            34
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   63
--------------------------------------------------------------------------------
Tax Qualified Contract                                          87
--------------------------------------------------------------------------------
Transfer Period Accounts                                        55
--------------------------------------------------------------------------------
Trial Examination Period                                        24
--------------------------------------------------------------------------------
TrueReturn /SM/ Accumulation Benefit Option                     25
--------------------------------------------------------------------------------
Unemployment Compensation                                       62
--------------------------------------------------------------------------------
Valuation Date                                                  24
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Variable Account                                                80
--------------------------------------------------------------------------------
Variable Sub-Account                                            47
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 34
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit Option) 38
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                         41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)
36
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                         39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                         43
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                         36
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                         39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                 43
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                       34
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                   59
--------------------------------------------------------------------------------
* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Contracts issued with an IRA or
                                TSA). You can add to your Contract as often and as much
                                as you like, but each subsequent payment must be at
                                least $1,000 ($50 for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract. We may limit
                                the cumulative amount of purchase payments to a maximum
                                of $1,000,000 in any Contract.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                 6  PROSPECTUS

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                .
                                  If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .
                                  If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                                  OPTION ("TRUERETURN OPTION") you will pay an
                                  additional annual fee ("RIDER FEE") of 0.50% (up to
                                  1.25% for Options added in the future) of the BENEFIT
                                  BASE in effect on each Contract Anniversary
                                  ("CONTRACT ANNIVERSARY") during the Rider Period. You
                                  may not select the TrueReturn Option together with a
                                  Retirement Income Guarantee Option or any Withdrawal
                                  Benefit Option.

                                .We discontinued offering the SUREINCOME WITHDRAWAL
                                  BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                                  2006, except in a limited number of states.  If you
                                  elected the SureIncome Option prior to May 1, 2006,
                                  you would pay an additional annual fee ("SUREINCOME
                                  OPTION FEE") of 0.50% of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome Option Fee
                                  section).  You may not select the SureIncome Option
                                  together with a Retirement Income Guarantee Option, a
                                  TrueReturn Option or any other Withdrawal Benefit
                                  Option.

                                .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME PLUS OPTION") you would pay an
                                  additional annual fee ("SUREINCOME PLUS OPTION FEE")
                                  of 0.65% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE on each Contract
                                  Anniversary (see the SureIncome Plus Option Fee
                                  section).  You may not select the SureIncome Plus
                                  Option together with a Retirement Income Guarantee
                                  Option, a TrueReturn Option or any other Withdrawal
                                  Benefit Option.

                                .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                                  BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION") you
                                  would pay an additional annual fee ("SUREINCOME FOR
                                  LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                                  added in the future) of the BENEFIT BASE on each
                                  Contract Anniversary (see the SureIncome For Life
                                  Option Fee section).  You may not select the
                                  SureIncome For Life Option together with a Retirement
                                  Income Guarantee Option, a TrueReturn Option or any
                                  other Withdrawal Benefit Option.


                                 7  PROSPECTUS


                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004.
                                  If you selected RIG 1 prior to January 1, 2004, you
                                  will pay an additional annual fee ("Rider Fee") of
                                  0.40% of the INCOME BASE in effect on a Contract
                                  Anniversary.

                                .We discontinued offering the RETIREMENT INCOME
                                  GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004.
                                  If you selected RIG 2 prior to January 1, 2004, you
                                  will pay an additional annual Rider Fee of 0.55% of
                                  the INCOME BASE in effect on a Contract Anniversary.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                                  RETIREMENT ACCOUNTS ("CSP") you would pay an
                                  additional annual fee ("RIDER FEE") of 0.10%* (up to
                                  0.15% for Options added in the future) of the
                                  Contract value ("CONTRACT VALUE") on each Contract
                                  Anniversary. These Options are only available for
                                  certain types of IRA Contracts, which are Contracts
                                  issued with an Individual Retirement Annuity or
                                  Account ("IRA") under Section 408 of the Internal
                                  Revenue Code. The CSP is only available for certain
                                  Custodial Individual Retirement Accounts established
                                  under Section 408 of the Internal Revenue Code. For
                                  Contracts purchased on or after January 1, 2005, we
                                  may discontinue offering the Spousal Protection
                                  Benefit (Co-Annuitant) Option at any time prior to
                                  the time you elect to receive it.

                                  *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                                  CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                                  JANUARY 1, 2005. SEE PAGE 13 FOR DETAILS.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                                TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
---------------------------------------------------------------------------------------


                                 8  PROSPECTUS


INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .61* Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Fidelity Management & Research Company

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . Lord, Abbett & Co. LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, LLC

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Trusco Capital Management, Inc.

                                  . Van Kampen Asset Management

                                  . Van Kampen**

                                  * Up to five additional Variable Sub-Accounts may be
                                  available depending on the date you purchased your
                                  Contract. Please see page 50 for information about
                                  Sub-Account and/or Portfolio liquidations, mergers,
                                  closures and name changes.

                                  **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------


                                 9  PROSPECTUS


INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Prior to January 1, 2004, Allstate Life also offered
                                two Retirement Income Guarantee Options that guarantee
                                a minimum amount of fixed income payments you can
                                receive if you elect to receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
DEATH BENEFITS                  If you, the Annuitant, or Co-Annuitant die before the
                                Payout Start Date, we will pay a death benefit subject
                                to the conditions described in the Contract. In
                                addition to the death benefit included in your Contract
                                ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                                BENEFIT"), the death benefit options we currently offer
                                include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION

                                The SureIncome Plus Option and SureIncome For Life
                                Option also include a death benefit option, the
                                SureIncome Return of Premium Death Benefit,
                                ("SUREINCOME ROP DEATH BENEFIT").
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less. The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year. See page 56 for information about short
                                term trading fees.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to the Payout Start Date are generally considered
                                to come from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.

                                If any withdrawal reduces your Contract Value to less
                                than $1,000, we will treat the request as a withdrawal
                                of the entire Contract Value unless the SureIncome
                                Withdrawal Benefit Option is in effect under your
                                Contract. Your Contract will terminate if you withdraw
                                all of your Contract Value.


                                 10  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 64. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 11  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            7+
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
Basic Contract (without any optional benefit)                              Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


MAV Death Benefit Option                           0.20% (up to 0.30% for Options added in
                                                   the future)

Enhanced Beneficiary Protection (Annual Increase)  0.30%
Option

Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added in
age 0-70)                                          the future)

Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added in
age 71-79)                                         the future)




                                 12  PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            2.00%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               2.40%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    2.50%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                          Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.



TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                              0.50%*
-------------------------------------------------------------------------------



*Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/
   Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                    0.50%**
--------------------------------------------------------------------------------


*Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome
   Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                               0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome
   Plus Withdrawal Benefit Option" for details.



SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                           0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See
   "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
-----------------------------------------------------------------------------
 RIG 2                                                                 0.55%
-----------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Option as of January 1, 2004. Fees shown apply to owners who selected the option prior to January 1, 2004.




                                 13  PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                 0.10%*
------------------------------------------------------------------------


* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option for Custodial   0.10%*
Individual Retirement Accounts
------------------------------------------------------------------------


* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit {Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option" for details.


                                 14  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.35%                         4.97%
and other expenses)
----------------------------------------------------------------------------------



PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                       Total
                                                   Rule              Portfolio
                                     Management   12b-1    Other      Annual
             Portfolio                  Fees       Fees   Expenses   Expenses
-------------------------------------------------------------------------------
STI Classic Capital Appreciation        0.97%      N/A     0.25%       1.22%
Fund(2)
-------------------------------------------------------------------------------
STI Classic Large Cap Relative          0.85%      N/A     0.26%       1.11%
Value Fund(2)
-------------------------------------------------------------------------------
STI Classic International Equity        1.15%      N/A     3.82%       4.97%
Fund(2)
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond       0.50%      N/A     0.38%       0.88%
Fund(2)
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Fund(2)      1.00%      N/A     0.36%       1.36%
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity      1.15%      N/A     0.19%       1.34%
Fund(2)
-------------------------------------------------------------------------------
STI Classic Large Cap Value Equity      0.80%      N/A     0.15%       0.95%
Fund(2)
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)              0.57%     0.25%    0.09%       0.91%
Portfolio - Service Class 2(3)
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio      N/A      0.25%     N/A        0.86%
- Service Class 2(4)
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio      N/A      0.25%     N/A        0.93%
- Service Class 2(4)
-------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio      N/A      0.25%     N/A        0.97%
- Service Class 2(4)
-------------------------------------------------------------------------------
Fidelity VIP Freedom Income              N/A      0.25%     N/A        0.72%
Portfolio - Service Class 2(4)
-------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio     0.57%     0.25%    0.69%       1.51%
- Service Class 2(5,6,8)
-------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -      0.10%     0.25%     N/A        0.35%
Service Class 2(7,8)
-------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -        0.57%     0.25%    0.12%       0.94%
Service Class 2(4)
-------------------------------------------------------------------------------
FTVIP Franklin Growth and Income        0.48%     0.25%    0.03%       0.76%
Securities Fund - Class 2(9,10)
-------------------------------------------------------------------------------
FTVIP Franklin Income Securities        0.46%     0.25%    0.02%       0.73%
Fund - Class 2(9,10)
-------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth         0.73%     0.25%    0.03%       1.01%
Securities Fund - Class 2(9,10)
-------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value          0.52%     0.25%    0.17%       0.94%
Securities Fund - Class 2(10,11)
-------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund     0.49%     0.25%    0.03%       0.77%
- Class 2 (9,10)
-------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities       0.80%     0.25%    0.23%       1.28%
Fund - Class 2(10)
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund     0.60%     0.25%    0.18%       1.03%
- Class 2(10)
-------------------------------------------------------------------------------
FTVIP Templeton Developing Markets      1.24%     0.25%    0.29%       1.78%
Securities Fund - Class 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities      0.65%     0.25%    0.17%       1.07%
Fund - Class 2(11)
-------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value     0.75%      N/A     1.00%       1.75%
Portfolio(12,14)
-------------------------------------------------------------------------------
Lord Abbett Series Fund -               0.50%      N/A     0.44%       0.94%
Bond-Debenture Portfolio(12,13)
-------------------------------------------------------------------------------

                                 15  PROSPECTUS


Lord Abbett Series Fund - Growth        0.48%      N/A     0.41%       0.89%
and Income Portfolio(13)
-------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth        0.80%      N/A     0.62%       1.42%
Opportunities Portfolio(12)
-------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap       0.74%      N/A     0.38%       1.12%
Value Portfolio(14)
-------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA -            0.67%     0.25%    0.05%       0.97%
Service Shares (15)
-------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA -          0.72%     0.25%    0.03%       1.00%
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA -         0.73%     0.25%    0.05%       1.03%
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation        0.64%     0.25%    0.02%       0.91%
Fund/VA - Service Shares
-------------------------------------------------------------------------------
Oppenheimer Global Securities           0.63%     0.25%    0.04%       0.92%
Fund/VA - Service Shares
-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -       0.72%     0.25%    0.03%       1.00%
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA      0.65%     0.25%    0.01%       0.91%
- Service Shares
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap       0.74%     0.25%    0.05%       1.04%
Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA      0.69%     0.25%    0.02%       0.96%
- Service Shares
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of     0.62%     0.25%    0.10%       0.97%
Boston - Class IB
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation       0.70%     0.25%    0.20%       1.15%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -      0.49%     0.25%    0.05%       0.79%
Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -        0.70%     0.25%    0.11%       1.06%
Class IB (16)
-------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class       0.68%     0.25%    0.09%       1.02%
IB(17)
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class           0.61%     0.25%    0.10%       0.96%
IB(17)
-------------------------------------------------------------------------------
Putnam VT International Equity Fund     0.75%     0.25%    0.18%       1.18%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB     0.65%     0.25%    0.10%       1.00%
-------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class     0.45%     0.25%    0.11%       0.81%
IB(17)
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -      0.61%     0.25%    0.05%       0.91%
Class IB (16)
-------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB     0.68%     0.25%    0.08%       1.01%
-------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB      0.65%     0.25%    0.14%       1.04%
(16)
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and          0.70%     0.25%    0.14%       1.09%
Income Fund - Class IB (16)
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB         0.65%     0.25%    0.09%       0.99%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB       0.57%     0.25%    0.06%       0.88%
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth        0.75%     0.25%    0.55%       1.55%
Portfolio, Class II (18,19,23)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,      0.56%     0.25%    0.03%       0.84%
Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth          0.70%     0.25%    0.07%       1.02%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income        0.57%     0.25%    0.04%       0.86%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Money Market             0.45%     0.25%    0.20%       0.90%
Portfolio, Class II(19,20)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets         0.75%     0.35%    0.34%       1.44%
Debt Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF Equity and Income        0.46%     0.35%    0.32%       1.13%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth            0.50%     0.35%    0.33%       1.18%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF Global Franchise         0.80%     0.35%    0.39%       1.54%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth           0.75%     0.35%    0.34%       1.44%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth     0.92%     0.35%    0.54%       1.81%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value       0.72%     0.35%    0.29%       1.36%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate         0.75%     0.35%    0.28%       1.38%
Portfolio, Class II (21,22)
-------------------------------------------------------------------------------

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

(2) The Investment Adviser has voluntarily agreed to waive fees and reimburse expenses until at least August 1, 2007 in order to keep total operating expenses from exceeding the "Total Annual Portfolio Expenses" in the table below. If at any point before August 1, 2009, total annual operating expenses are less than the expense cap, the Adviser nay retain the difference to recapture any of the prior waivers or reimbursements. When the effects of these fee waivers


                                 16  PROSPECTUS
  and expense reimbursements are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                       Total
                                                   Rule              Portfolio
                                     Management   12b-1    Other      Annual
             Portfolio                  Fees       Fees   Expenses   Expenses
-------------------------------------------------------------------------------
STI Classic Capital Appreciation        0.97%     N/A      0.15%       1.12%
Fund
-------------------------------------------------------------------------------
STI Classic Large Cap Relative          0.85%     N/A      0.15%       1.00%
Value Fund
-------------------------------------------------------------------------------
STI Classic International Equity        1.15%     N/A      0.15%       1.30%
Fund
-------------------------------------------------------------------------------
STI Classic Investment Grade Bond       0.50%     N/A      0.15%       0.65%
Fund
-------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Fund         1.00%     N/A      0.15%       1.15%
-------------------------------------------------------------------------------
STI Classic Small Cap Value Equity      1.15%     N/A      0.05%       1.20%
Fund
-------------------------------------------------------------------------------


(3) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the "Total Annual Portfolio Expenses" would have been 0.89% for Fidelity VIP Contrafund/(R)/ Portfolio - Service Class 2 and Fidelity VIP Mid Cap Portfolio - Service Class 2. These offsets may be discontinued at any time.

(4) Each Fidelity VIP Freedom Portfolio purchases Initial Class shares of underlying multiple Fidelity VIP Portfolios. As shareholders in multiple underlying Portfolios, the Fidelity VIP Freedom Portfolios' "Total Annual Portfolio Expenses" are based on its "Total Annual Portfolio Expenses" plus a weighted average of the "Total Annual Portfolio Expenses" of the underlying Portfolios in which they invest. As a result, the "Management Fees" and "Other Expenses" for the Fidelity VIP Freedom Portfolios are comprised of a weighted average of "Management Fees" and "Other Expenses" for the underlying Portfolios in which they invest. Such "Management Fees" and "Other Expenses" are not shown in the table above, but are reflected in "Total Annual Portfolio Expenses." After expense reductions and reimbursements, the Fidelity VIP Freedom Portfolios' "Total Annual Portfolio Expenses" would have been:

                                 Portfolio                                     Total Annual Portfolio Expense
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2                                      0.81%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                                      0.87%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                                      0.89%
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2                                    0.70%
--------------------------------------------------------------------------------------------------------------


(5) The fund's manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

(6) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including these reductions, the "Total Annual Portfolio Expenses" would have been 1.05%. This offsets may be discontinued at any time.

(7) Management fees for the fund have been reduced to 0.10%, and Portfolio expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).
   This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

(8) The annual class operating expenses for the Portfolio are based on historical expenses adjusted to reflect current fees.

(9) The Fund administration fee is paid indirectly through the management fee.

(10) While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

(11) The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of


                                 17  PROSPECTUS

  Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                                                             Total
                                                         Rule              Portfolio
                                           Management   12b-1    Other      Annual
                Portfolio                     Fees       Fees   Expenses   Expenses
-------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities     0.47%     0.25%    0.17%       0.89%
Fund - Class 2
-------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund -     0.60%     0.25%    0.17%       1.02%
Class 2
-------------------------------------------------------------------------------------


(12) For the year ending December 31, 2006 and through April 30, 2007, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of each Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. With this reimbursement, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" were as follows:

                                                                                    Total
                                                                Rule              Portfolio
                                                  Management   12b-1    Other      Annual
                   Portfolio                         Fees       Fees   Expenses   Expenses
--------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio        0.75%     N/A      0.39%       1.14%
--------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture             0.50%     N/A      0.40%       0.90%
Portfolio
--------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities       0.80%     N/A      0.40%       1.20%
Portfolio
--------------------------------------------------------------------------------------------


(13) Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.50% to 0.50% for the first $1 billion of average daily net assets and 0.45% for average daily net assets over $1 billion.

(14) Effective January 1, 2006, the "Management Fee" for the Portfolio was changed from a flat fee of 0.75% to 0.75% for the first $1 billion of average daily net assets, 0.70% for the next $1 billion of average daily net assets, and 0.65% for average daily net assets over $2 billion.

(15) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

(16) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(17) Reflects Putnam Management's agreement, effective January 28, 2005, to waive fees and reimburse expenses of the Portfolio through December 31, 2006 to the extent necessary to ensure that the Portfolio's expenses do not exceed the average expenses of the Portfolios viewed by Lipper Inc. as having the same investment classification or objective as the Portfolio. The expense reimbursement is based on a comparison of the Portfolio's expenses with the average annualized operating expenses of the Portfolios in its Lipper peer group, as reported by Lipper, for each calendar quarter during the Portfolio's last fiscal year, excluding "Rule 12b-1 Fees" and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                                                          Total
                                                                                      Rule              Portfolio
                                                                        Management   12b-1    Other      Annual
                              Portfolio                                    Fees       Fees   Expenses   Expenses
------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB                                       0.67%     0.25%    0.09%       1.01%
------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB                                           0.54%     0.25%    0.10%       0.89%
------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB                                     0.42%     0.25%    0.11%       0.78%
------------------------------------------------------------------------------------------------------------------


(18) For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.


                                 18  PROSPECTUS

(19) For the year ended December 31, 2005, the adviser waived approximately $24,800 of its advisory fees. Under the terms of the advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceeds 0.95% of the average daily net assets of the Portfolio, the adviser will reimburse the Portfolio for the amount of the excess. The adviser has agreed to waive all expenses in excess 0.85% of average net assets. Effective October 1, 2005, this voluntary waiver was discontinued.

(20) The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. When the effects of the voluntary waivers discussed in footnotes 17 and 18 are taken into consideration, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                                     Total
                                                                 Rule              Portfolio
                                                   Management   12b-1    Other      Annual
                    Portfolio                         Fees       Fees   Expenses   Expenses
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class     0.46%     0.25%    0.55%       1.26%
II
---------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio, Class II       0.42%     0.25%    0.20%       0.87%
---------------------------------------------------------------------------------------------


(21) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(22) The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                                                                           Total
                                                                             Operating                 Rule              Portfolio
                                                                              Expense    Management   12b-1    Other      Annual
                                Portfolio                                   Limitations     Fees       Fees   Expenses   Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II                       1.35%        0.75%     0.05%    0.34%       1.14%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio, Class II                           1.00%        0.46%     0.05%    0.32%       0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class II                               1.10%        0.50%     0.25%    0.33%       1.08%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio, Class II                            1.20%        0.46%     0.05%    0.69%       1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio, Class II                        1.25%        0.36%     0.05%    0.84%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II                              1.15%        0.71%     0.10%    0.34%       1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II                          1.15%        0.72%     0.10%    0.29%       1.11%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II                            1.35%        0.75%     0.25%    0.28%       1.28%
-----------------------------------------------------------------------------------------------------------------------------------


(23) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable
  Sub-Accounts in accordance with that program.   Outside of these automatic
  transaction programs, additional allocations will not be allowed.


                                 19  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor
                                                       1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,437  $2,885   $4,249     $7,489
-------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  964  $1,552   $2,170     $4,021
-------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,382  $2,882   $4,115    $7,660   $1,393  $2,569   $4,155    $7,716
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $  909  $1,558   $2,063    $4,300   $  920  $1,248   $2,112    $4,392
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $893   $2,596   $4,194     $7,771
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $420   $1,278   $2,161     $4,482
Annual Portfolio
Expenses
------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                    Allstate Advisor
                                           1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio     $842   $2,460   $3,994     $7,489
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio     $369   $1,127   $1,915     $4,021
Expenses
-------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $872   $2,542   $4,115    $7,660    $883   $2,569   $4,155    $7,716
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $399   $1,218   $2,063    $4,300    $410   $1,248   $2,112    $4,392
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $893   $2,596   $4,194     $7,771
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $420   $1,278   $2,161     $4,482
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT


                                 20  PROSPECTUS

OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for the following Sub-Accounts, which were first offered under the contracts on May 1, 2006: Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract


                                 21  PROSPECTUS

Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;


                                 22  PROSPECTUS

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or


                                 23  PROSPECTUS
waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.


                                 24  PROSPECTUS

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn


                                 25  PROSPECTUS

Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000




                                 26  PROSPECTUS

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add Model Portfolio Options in the future. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Option


                                 27  PROSPECTUS
currently available for use with each Guarantee Period under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                      GUARANTEE OPTION 2
-------------------------------------------------------------------------------------------------------------
                        *Model Portfolio Option 1                              *Model Portfolio Option 2
        *Fidelity VIP Freedom Income Fund Model Portfolio Option           *Fidelity VIP Freedom Income Fund
         *Fidelity VIP Freedom 2010 Fund Model Portfolio Option                  Model Portfolio Option
                                                                            *Fidelity VIP Freedom 2010 Fund
                                                                                 Model Portfolio Option
                                                                            *Fidelity VIP Freedom 2020 Fund
                                                                                 Model Portfolio Option
                                                                            *Fidelity VIP Freedom 2030 Fund
                                                                                 Model Portfolio Option
-------------------------------------------------------------------------------------------------------------


*NOTE: FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE
------------
WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,
4):

                           MODEL PORTFOLIO OPTION 1
------------------------------------------------------------------------------

                                20% Category A
                                50% Category B
                                30% Category C
                                0% Category D

------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
STI Classic Investment Grade Bond Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
------------------------------------------------------------------------------

                                 28  PROSPECTUS

CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (3)
Fidelity VIP Index 500 - Service Class 2 Sub-Account (3)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (3)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (3)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account (5)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (1)
Putnam VT Utilities Growth and Income - Class IB Sub-Account (1)
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account
STI Classic Large Cap Relative Value Sub-Account
STI Classic International Equity Sub-Account
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
------------------------------------------------------------------------------
CATEGORY D
(VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1)
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (3)
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (3)
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (3)
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (3)
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (3)
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (1)
Putnam VT New Opportunities - Class IB Sub-Account (1)
Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

5) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
   We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2.
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in
the table below.   You may choose the Variable Sub-Accounts in which you


                                 29  PROSPECTUS
want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 4):

                    MODEL PORTFOLIO OPTION 2
              (RIDER DATE PRIOR TO OCTOBER 1, 2004)
-------------------------------------------------------------------

                         10% Category A
                         20% Category B
                         50% Category C
                         20% Category D

-------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
STI Classic Investment Grade Bond Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
-------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (3) Fidelity VIP Index 500 - Service Class 2 Sub-Account (3)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (3)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Mutual Discovery Securities - Class 2 Sub-Account (3)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (1)
Putnam VT Utilities Growth and Income - Class IB Sub-Account (1) STI Classic Large Cap Relative Value Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
-------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (3)
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer Global Securities/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account (5)
Putnam VT Health Sciences - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (1)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account
STI Classic International Equity Sub-Account
STI Classic Mid-Cap Equity Sub-Account
STI Classic Small Cap Value Equity Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
-------------------------------------------------------------------


THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY


                                 30  PROSPECTUS

VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

5) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
   We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of
the available Variable Sub-Accounts.   However, each transfer you make will
count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 4):

                     MODEL PORTFOLIO OPTION 2
             (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------

                            AVAILABLE
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (3) Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (3) Fidelity VIP Index 500 - Service Class 2 Sub-Account (3)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (3)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (3)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2
Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account Oppenheimer Main Street(R)/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account (5)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Global Asset Allocation - Class IB Sub-Account

                                 31  PROSPECTUS

Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account
STI Classic Large Cap Relative Value Sub-Account
STI Classic International Equity Sub-Account
STI Classic Investment Grade Bond Sub-Account
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2) Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2) Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)

                             EXCLUDED
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (3) Oppenheimer Global Securities/VA - Service Shares Sub-Account Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4) Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)

1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

5) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
   We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 77 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.


                                 32  PROSPECTUS

  We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub--


                                 33  PROSPECTUS

Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

                         FIDELITY VIP FREEDOM FUNDS                                  FIDELITY VIP FREEDOM
                           MODEL PORTFOLIO OPTIONS                                       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
           Fidelity VIP Freedom Income Fund Model Portfolio Option              Fidelity VIP Freedom Income -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2010 Fund Model Portfolio Option                Fidelity VIP Freedom 2010 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2020 Fund Model Portfolio Option                Fidelity VIP Freedom 2020 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
            Fidelity VIP Freedom 2030 Fund Model Portfolio Option                Fidelity VIP Freedom 2030 -
                                                                                 Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option.
 The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit


                                 34  PROSPECTUS

Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than

                                 35  PROSPECTUS
zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option.
We may also offer other Options ("New Options") under the Rider Trade-In Option.
 However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the

                                 36  PROSPECTUS
  right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.


                                 37  PROSPECTUS

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:


                                 38  PROSPECTUS

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.


                                 39  PROSPECTUS

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 72) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as


                                 40  PROSPECTUS
  defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 72.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you
choose to add the SureIncome For Life Option.   Currently, you may have only one
Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------


                                 41  PROSPECTUS

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the


                                 42  PROSPECTUS

SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


                                 43  PROSPECTUS

INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section (page 72) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements


                                 44  PROSPECTUS
unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to the Model Portfolio Option available as described below;

  (2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to the Model Portfolio Option; or

  (3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select the Variable Sub-Accounts available under your Model Portfolio Option to which to allocate your Contract Value. We currently offer one Model Portfolio Option. Please refer to the Model Portfolio Option section of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following is the Model Portfolio Option currently available for use:

* Model Portfolio Option 1
----------------------------------------



You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state.
 See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) unless you request that the purchase payment be allocated to the DCA Fixed Account Option.
 Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

Under Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 45  PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 4):

                             Available
Fidelity VIP Freedom Income - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (3) Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (3) Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account (3) Fidelity VIP Index 500 - Service Class 2 Sub-Account (3)
Fidelity VIP Mid Cap - Service Class 2 Sub-Account (3)
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account (3)
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account (5)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
STI Classic Capital Appreciation Sub-Account
STI Classic Large Cap Relative Value Sub-Account
STI Classic International Equity Sub-Account
STI Classic Investment Grade Bond Sub-Account
STI Classic Small Cap Value Equity Sub-Account
STI Classic Large Cap Value Equity Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Emerging Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)(3)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
                             EXCLUDED
Fidelity VIP Growth Stock - Service Class 2 Sub-Account (3) Oppenheimer Global Securities/VA - Service Shares Sub-Account Putnam VT Vista - Class IB Sub-Account
STI Classic Mid-Cap Equity Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)



1) Effective October 1, 2004, the following Variable Sub-Accounts closed to new investments: the Putnam VT Health Sciences - Class IB Sub-Account, the Putnam VT New Opportunities - Class IB Sub-Account, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.*

5) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
   We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


                                 46  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 61* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-203-0068 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to five additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 50 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


PORTFOLIO:                EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
Fidelity VIP              Long-term capital
Contrafund(R) Portfolio   appreciation
- Service Class 2
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
2010 Portfolio - Service  secondary objective of
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
2020 Portfolio - Service  secondary objective of
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a     Fidelity Management &
2030 Portfolio - Service  secondary objective of       Research Company
Class 2                   principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom      High total return with a
Income Portfolio -        secondary objective of
Service Class 2           principal preservation
-------------------------------------------------------
Fidelity VIP Growth       To achieve capital
Stock Portfolio -         appreciation
Service Class 2
-------------------------------------------------------
Fidelity VIP Index 500    Investment results that
Portfolio - Service       correspond to the total
Class 2                   return of common stocks
                          publicly traded in the
                          United States as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
Portfolio - Service
Class 2
-------------------------------------------------------
FTVIP Franklin Growth     Capital appreciation with
and Income Securities     current income as a
Fund - Class 2            secondary goal.
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while     Franklin Advisers, Inc.
Securities Fund - Class   maintaining prospects for
2                         capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large Cap  Capital appreciation
Growth Securities Fund -
Class 2
-------------------------------------------------------
FTVIP Franklin Small Cap  Long-term total return.      Franklin Advisory
Value Securities Fund -                                Services, LLC
Class 2
-------------------------------------------------------------------------------
FTVIP Franklin U.S.       Income
Government Fund - Class
2                                                      Franklin Advisers, Inc.
FTVIP Mutual Discovery    Capital appreciation with
Securities Fund - Class   current income as a
2                         secondary goal.
FTVIP Mutual Shares       Capital appreciation with    Franklin Mutual
Securities Fund - Class   income as a secondary goal   Advisers, LLC
2
                                                       ------------------------
FTVIP Templeton           Long-term capital            Templeton Asset
Developing Markets        appreciation.                Management Ltd.
Securities Fund - Class
2
-------------------------------------------------------------------------------

                                 47  PROSPECTUS



FTVIP Templeton Foreign   Long-term capital growth.    Templeton Investment
Securities Fund - Class                                Counsel, LLC
2
-------------------------------------------------------------------------------
Lord Abbett Series Fund   Long-term growth of capital
- All Value Portfolio     and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund   High current income and the
- Bond-Debenture          opportunity for capital
Portfolio                 appreciation to produce a
                          high total return
-------------------------------------------------------Lord, Abbett & Co. LLC
Lord Abbett Series Fund   Long-term growth of capital
- Growth and Income       and income without
Portfolio                 excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
- Growth Opportunities
Portfolio
-------------------------------------------------------
Lord Abbett Series Fund   Capital appreciation
- Mid-Cap Value           through investments,
Portfolio                 primarily in equity
                          securities, which are
                          believed to be undervalued
                          in the marketplace
-------------------------------------------------------------------------------
Oppenheimer MidCap        Capital appreciation by
Fund/VA - Service         investing in ''growth
Shares/(1)/               type'' companies.
-------------------------------------------------------
Oppenheimer Balanced      A high total investment
Fund/VA - Service Shares  return, which includes
                          current income and capital
                          appreciation in the value
                          of its shares.
Oppenheimer Capital       Capital appreciation by
Appreciation Fund/VA -    investing in securities of
Service Shares            well-known, established
                          companies.
                          -----------------------------
Oppenheimer Core Bond     High level of current
Fund/VA - Service Shares  income. As a secondary
                          objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
                          -----------------------------OppenheimerFunds, Inc.
Oppenheimer Global        Long-term capital
Securities Fund/VA -      appreciation by investing a
Service Shares            substantial portion of
                          assets in securities of
                          foreign issuers,
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
Oppenheimer High Income   A high level of current
Fund/VA - Service Shares  income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------
Oppenheimer Main Street   High total return (which
Fund(R)/VA - Service      includes growth in the
Shares                    value of its shares as well
                          as current income) from
                          equity and debt securities.
Oppenheimer Main Street   Capital appreciation.
Small Cap Fund(R)/VA -
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic     A high level of current
Bond Fund/VA - Service    income principally derived
Shares                    from interest on debt
                          securities.
-------------------------------------------------------

                                 48  PROSPECTUS


Putnam VT Global Asset    A high level of long-term
Allocation Fund - Class   total return consistent
IB                        with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
Income Fund - Class IB    income.
-------------------------------------------------------
Putnam VT Health          Capital appreciation.
Sciences Fund - Class
IB/(2)/
-------------------------------------------------------
Putnam VT High Yield      High current income.
Fund - Class IB           Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income Fund -   High current income
Class IB                  consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------Putnam Investment
Putnam VT International   Capital appreciation.        Management, LLC
Equity Fund - Class IB                                 ("Putnam Management")
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
- Class IB                and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market    As high a rate of current
Fund - Class IB           income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New             Long-term capital
Opportunities Fund -      appreciation.
Class IB/(2)/
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital
- Class IB                appreciation.
-------------------------------------------------------
Putnam VT Research Fund   Capital appreciation.
- Class IB/(2)/
-------------------------------------------------------
Putnam VT The George      To provide a balanced
Putnam Fund of Boston -   investment composed of a
Class IB                  well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
Putnam VT Utilities       Capital growth and current
Growth and Income Fund -  income.
Class IB/(2)/
-------------------------------------------------------
Putnam VT Vista Fund -    Capital appreciation.
Class IB
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
Class IB
-------------------------------------------------------------------------------
STI Classic Capital       Capital appreciation
Appreciation Fund
-------------------------------------------------------
STI Classic               Long-term capital
International Equity      appreciation
Fund
-------------------------------------------------------
STI Classic Investment    High total return through
Grade Bond Fund           current income and capital
                          appreciation, while          Trusco Capital
                          preserving the principal     Management, Inc.
                          amount invested
-------------------------------------------------------
STI Classic Large Cap     Long-term capital
Relative Value Fund       appreciation with the
                          secondary goal of current
                          income
-------------------------------------------------------
STI Classic Large Cap     Capital appreciation with
Value Equity Fund         the secondary goal of
                          current income
-------------------------------------------------------
STI Classic Mid-Cap       Capital appreciation
Equity Fund
-------------------------------------------------------
STI Classic Small Cap     Capital appreciation with
Value Equity Fund         the secondary goal of
                          current income
-------------------------------------------------------------------------------

                                 49  PROSPECTUS


Van Kampen LIT            Capital growth
Aggressive Growth
Portfolio, Class II/(3)/
Van Kampen LIT Comstock   Capital growth and income
Portfolio, Class II       through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred         Van Kampen Asset
                          stocks.                      Management
Van Kampen LIT Emerging   Capital appreciation.
Growth Portfolio, Class
II
Van Kampen LIT Growth     Long-term growth of capital
and Income Portfolio,     and income.
Class II
-------------------------------------------------------
Van Kampen LIT Money      Protection of capital and
Market Portfolio, Class   high current income through
II                        investments in money market
                          instruments.
Van Kampen UIF Emerging   High total return by
Markets Debt Portfolio,   investing primarily in
Class II                  fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity     Capital appreciation and
and Income Portfolio,     current income
Class II
-------------------------------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio, Class   appreciation by investing
II                        primarily in
                          growth-oriented equity
                          securities of U.S. and
                          foreign companies
-------------------------------------------------------
Van Kampen UIF Global     Long-term capital
Franchise Portfolio,      appreciation
Class II
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by   Van Kampen/(4)/
Growth Portfolio, Class   investing primarily in
II                        growth-oriented equity
                          securities of U.S. mid cap
                          companies and foreign
                          companies, including
                          emerging markets
                          securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
Company Growth            appreciation by investing
Portfolio, Class II       primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
Cap Value Portfolio,      over a market cycle of
Class II                  three to five years by
                          investing in common stocks
                          and other equity securities
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current
Estate Portfolio, Class   income and long-term
II                        capital appreciation by
                          investing primarily in
                          equity securities of
                          companies in the U.S. real
                          estate industry, including
                          real estate investment
                          trusts
-------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable
  Sub-Accounts in accordance with that program.   Outside of these automatic
  transaction programs, additional allocations will not be allowed.


                                 50  PROSPECTUS

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.




INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 57.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. The minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Account to any of the Fixed Account Options available under your Contract.The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market - Class IB Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market - Class IB Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 57.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period


                                 51  PROSPECTUS

Account to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your sales representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.


                                 52  PROSPECTUS

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the


                                 53  PROSPECTUS

Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period
Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed
Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed

                                 54  PROSPECTUS

Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market


                                 55  PROSPECTUS
timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


                                 56  PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer MidCap/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

                                 57  PROSPECTUS

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will
  never exceed 0.30%.   We guarantee that we will not increase the mortality and
  expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit
Payments provision in this prospectus for more information.   We deduct the
charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your


                                 58  PROSPECTUS
value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the


                                 59  PROSPECTUS

"SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers

                                 60  PROSPECTUS
that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

                                 61  PROSPECTUS

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue

                                 62  PROSPECTUS

Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 15-19. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1) or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 64.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 52.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify


                                 63  PROSPECTUS
or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


                                 64  PROSPECTUS

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.


                                 65  PROSPECTUS

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            7+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None


ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts

                                 66  PROSPECTUS
you select, the premium taxes you pay, the age and
sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced

                                 67  PROSPECTUS
survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account (1)

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  STI Classic Investment Grade Bond Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

1) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account (3)

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account (3)

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account (3)

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account (3)

  Fidelity VIP Index 500 - Service Class 2 Sub-Account (3)

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account (3)

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account (3)

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account


                                 68  PROSPECTUS

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account (1)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (1)

  Putnam VT Voyager - Class IB Sub-Account

  STI Classic Capital Appreciation Sub-Account

  STI Classic Large Cap Relative Value Sub-Account

  STI Classic International Equity Sub-Account

  STI Classic Mid-Cap Equity Sub-Account

  STI Classic Small Cap Value Equity Sub-Account

  STI Classic Large Cap Value Equity Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (2)

  Van Kampen UIF Equity Growth, Class II Sub-Account (2)

  Van Kampen UIF Global Franchise, Class II Sub-Account (2)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)

1) Effective October 1, 2004, the Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments. If you choose to add the Income Protection Benefit Option on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding the Income Protection Benefit Option to your Contract.

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account (1)

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account (2)

  Putnam VT Health Sciences - Class IB Sub-Account (3)

  Putnam VT New Opportunities - Class IB Sub-Account (3)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)

  Van Kampen LIT Emerging Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (5)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (1)(5)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (5)


1) The Variable Sub-Account was first offered under the Contracts on May 1,
  2006.

                                 69  PROSPECTUS

2) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
   We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio.

3) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account and the Putnam VT New Opportunities - Class IB Sub-Account closed to new investments.

4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments.

5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except that Contract Owners may elect to cancel a RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 as
described above.   The options may not be available in all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR

                                 70  PROSPECTUS

THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. If you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in

                                 71  PROSPECTUS
  the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.


                                 72  PROSPECTUS

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount


                                 73  PROSPECTUS
  divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:


                                 74  PROSPECTUS

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 77, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings

                                 75  PROSPECTUS

  Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract

                                 76  PROSPECTUS

Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A

                                 77  PROSPECTUS
or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;


                                 78  PROSPECTUS

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states.
 CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.


                                 79  PROSPECTUS

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains


                                 80  PROSPECTUS
distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are

                                 81  PROSPECTUS
intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.


                                 82  PROSPECTUS

LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 83  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 84  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:


                                 85  PROSPECTUS

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully


                                 86  PROSPECTUS
completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA)


                                 87  PROSPECTUS
may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable


                                 88  PROSPECTUS
amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,


                                 89  PROSPECTUS

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 1-800-203-0068.


                                 90  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
  Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Premium Taxes
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 91  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 ADVISOR                                  ADVISOR PREFERRED
--------------------------------------------------------------------------------------------------------------
                                                  5-YEAR WITHDRAWAL      3-YEAR WITHDRAWAL     NO WITHDRAWAL
                                                    CHARGE OPTION          CHARGE OPTION       CHARGE OPTION
--------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                  1.40%                  1.50%               1.60%
(Base Contract)
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                   7/ 6/ 5/ 4/ 3             7/ 6/ 5               None
(% of purchase payment)   7/ 7/ 6/ 5/ 4/ 3/ 2
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal  Confinement, Terminal  Confinement, Terminal        N/A
Waivers                  Illness, Unemployment  Illness, Unemployment  Illness, Unemployment
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                               DCA FIXED ACCOUNT OPTION
----------------------------------------------------------------------------------------
                                                   Advisor Preferred
                                  ------------------------------------------------------
                     Advisor           5-YEAR             3-YEAR         NO WITHDRAWAL
                                  WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
----------------------------------     OPTION             OPTION
                                  ------------------------------------------------------
TRANSFER PERIODS   3 to 6 month     3 to 6 month       3 to 6 month           N/A

                  ----------------------------------------------------------------------
------------------   7 to          7 to   12 month    7 to   12 month         N/A
                     12 month
                  ----------------------------------------------------------------------


         STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------

GUARANTEE PERIODS      1-year             N/A                N/A                 N/A




--------------------------------------------------------------------------------------------
                      3-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      5-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      7-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------
GUARANTEE PERIODS      3-year           3-year             3-year              3-year




--------------------------------------------------------------------------------------------
                       5-year           5-year             5-year              5-year
                   -------------------------------------------------------------------------
                       7-year           7-year             7-year              7-year
                   -------------------------------------------------------------------------
                      10-year           10-year            10-year             10-year
                   -------------------------------------------------------------------------


* Available only in states in which the MVA Fixed Account Option is not offered.

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 92  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I                           =    the Treasury Rate for a maturity equal to the term length of the
                                 Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                           =    the Treasury Rate for a maturity equal to the term length of the
                                 Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                 Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                           =    the number of whole and partial years from the Market Value
                                 Adjustment Date to the expiration of the term length of the Market
                                 Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -$112.98
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 93  PROSPECTUS

   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE ADVISOR PREFERRED CONTRACT, which has different expenses and withdrawal charges.




                                 94  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 95  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000

                                                                                                         Income Benefit Amount
                                                                  Beginning                Contract      Maximum
                                             Type of              Contract   Transaction  Value After  Anniversary        5%
             Date                          Occurrence               Value      Amount     Occurrence      Value      Roll-Up Value
-----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                     Contract Anniversary        $55,000           _      $55,000      $55,000        $52,500
-----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                      Partial Withdrawal         $60,000     $15,000      $45,000      $41,250        $40,176
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                 (a)          $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior          (c)          $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT**
-------------------------------------------------------------------------------
Total Partial Withdrawal Amount                           (a)          $15,000
-------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial               (b)          $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior
to Partial Withdrawal (assumes 181 days worth of          (c)          $53,786
interest on $52,500)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of               (d)          $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment            (e)=(d)*1.05^-0.5   $ 2,562
(discounted for a half year's worth of interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                          (b')=(b)-(d)      $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                 (c')=(c)-(e)      $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a')=(a)-(d)      $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                             (a')/(b')*(c')     $11,048
-------------------------------------------------------------------------------
Contract Value After Step 2                            (b')-(a')       $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 96  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2006

Initial Purchase Payment: $50,000

                                                                                                      Death Benefit Amount
                                                                                            ----------------------------------------
                                                       Beginning                Contract                     Maximum
                                       Type of         Contract   Transaction  Value After    Purchase     Anniversary    Enhanced
             Date                     Occurrence         Value      Amount     Occurrence   Payment Value     Value     Beneficiary
------------------------------------------------------------------------------------------------------------------------   Value
                                                                                                                        ------------
           1/1/2007              Contract Anniversary   $55,000           _      $55,000       $50,000       $55,000      $52,500
------------------------------------------------------------------------------------------------------------------------------------
           7/1/2007               Partial Withdrawal    $60,000     $15,000      $45,000       $37,500       $41,250      $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500
-----------------------------------------------------------------------------------

MAV DEATH BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250
-----------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT
-----------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000
-----------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000
-----------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786
on $52,500)
-----------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446
-----------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339
-----------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 97  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000



Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




                                 98  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and Maximum Anniversary Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                             =    $0
Purchase Payments in the 12 months prior to death                          =    $0
In-Force Premium                                                           =    $100,000
                                                                                ($100,000+$0-$0)
In-Force Earnings                                                          =    $50,000
                                                                                ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                        =    40%*$50,000=$20,000

Contract Value                                                             =    $150,000
Death Benefit                                                              =    $160,000
Earnings Protection Death Benefit                                          =    $20,000
Continuing Contract Value                                                  =    $180,000
                                                                                ($160,000+$20,000)


Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is


                                 99  PROSPECTUS
continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                100  PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 2, 2005

INITIAL PURCHASE PAYMENT: $50,000

INITIAL BENEFIT BASE: $50,000

                                   Type of         Beginning Contract   Transaction    Contract Value
           Date                   Occurrence              Value            Amount     After Occurrence   Benefit Base
----------------------------------------------------------------------------------------------------------------------
          1/2/06                                         $55,000                -         $55,000          $50,000
                             Contract Anniversary
----------------------------------------------------------------------------------------------------------------------
          7/2/06              Partial Withdrawal         $60,000          $15,000         $45,000          $37,500
----------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

BENEFIT BASE
--------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000
--------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000
--------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000
Withdrawal
--------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500
--------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500
--------------------------------------------------------------------------------


*For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
and charges for all Contracts.   Actual Contract Values will differ due to the
different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                101  PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.
The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).


                                102  PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                103  PROSPECTUS

APPENDIX I- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor Variable Annuity contract
----------
with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                104  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                105  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                106  PROSPECTUS

APPENDIX J- SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor Variable Annuity contract
----------
with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                107  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                108  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                109  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior
Contract Anniversaries has not increased the Benefit Payment).   At that point,
if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                110  PROSPECTUS

APPENDIX K- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.


ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1,
2006.   Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.10% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,            2003     2004      2005
---------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.749   $ 11.327
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.749  $ 11.327   $ 11.081
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,073    11,497     11,274
---------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 12.267   $ 14.451
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.267  $ 14.451   $ 16.113
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                42       326        303
---------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.026   $ 10.309
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.026  $ 10.309   $ 10.397
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,147    11,884     18,366
---------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.356   $ 12.813
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.356  $ 12.813   $ 13.790
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,346    14,479     17,044
---------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.262   $ 12.818
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.262  $ 12.818   $ 13.127
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     3,813      3,884
---------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 11.438   $ 13.189
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.438  $ 13.189   $ 14.884
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             5,312     8,657      9,168
---------------------------------------------------------------------------------------------------

                                111  PROSPECTUS

STI Classic Small Cap Value Equity Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 12.233   $ 14.996
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.233  $ 14.996   $ 16.564
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,982    12,820     17,258
---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.851  $ 13.475   $ 14.713
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.475  $ 14.713   $ 15.034
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            19,258    91,878    121,852
---------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.263
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.263   $ 11.297
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    36,695    238,778
---------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.533
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.533   $ 10.508
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    19,883     52,660
---------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.508  $ 14.653   $ 17.899
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.653  $ 17.899   $ 19.217
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             6,008    30,266     42,724
---------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.274
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.274   $ 10.385
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    26,530     45,396
---------------------------------------------------------------------------------------------------

                                112  PROSPECTUS


FTVIP Mutual Discovery Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.428  $ 12.765   $ 14.192
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.765  $ 14.192   $ 15.488
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            11,247    93,951    175,870
---------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.323  $ 16.979   $ 20.902
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.979  $ 20.902   $ 26.292
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               384     4,722      9,019
---------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.618  $ 13.683   $ 16.009
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.683  $ 16.009   $ 17.410
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,281    22,173     79,063
---------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.920
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.920   $ 11.529
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     2,505      8,154
---------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.370
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.370   $ 10.371
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    10,261     19,485
---------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.904
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.904   $ 11.114
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     8,652     38,241
---------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.153
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.153   $ 11.518
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     9,878     19,719
---------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.136
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.136   $ 11.896
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     7,818     22,310
---------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.053  $ 13.176   $ 14.280
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.176  $ 14.280   $ 14.614
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             7,178    53,108     61,320
---------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.115  $ 12.323   $ 12.968
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.323  $ 12.968   $ 13.424
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            13,298    39,477     87,943
---------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.118
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.118   $ 10.221
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     2,979     11,046
---------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.823  $ 14.323   $ 16.808
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.323  $ 16.808   $ 18.924
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,710    15,213     18,532
---------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.246  $ 13.039   $ 13.995
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.039  $ 13.995   $ 14.092
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,104    36,988     51,530
---------------------------------------------------------------------------------------------------

                                113  PROSPECTUS

Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.504  $ 12.713   $ 13.696
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.713  $ 13.696   $ 14.296
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,075    77,828     99,260
---------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.695  $ 14.755   $ 17.358
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.755  $ 17.358   $ 18.799
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,464    28,649     52,533
---------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.282  $ 12.468   $ 14.698
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.468  $ 14.698   $ 16.248
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,972    14,766     29,855
---------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.496  $ 12.213   $ 13.072
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.213  $ 13.072   $ 13.224
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            10,834   101,918    149,231
---------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.631  $ 12.510   $ 13.473
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.510  $ 13.473   $ 14.227
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                90       758      2,993
---------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.266  $ 13.589   $ 14.904
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.589  $ 14.904   $ 15.482
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,429     5,716      8,351
---------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.035  $ 11.373   $ 12.026
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.373  $ 12.026   $ 13.438
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               173     2,926      4,443
---------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.454  $ 13.428   $ 14.652
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.428  $ 14.652   $ 14.911
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               350    14,873     27,417
---------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.514  $ 10.507   $ 10.832
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.507  $ 10.832   $ 10.945
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,742    19,067     36,943
---------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.502  $ 13.465   $ 15.444
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.465  $ 15.444   $ 17.105
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               135     1,836      6,571
---------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.838  $ 13.072   $ 14.535
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.072  $ 14.535   $ 15.611
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               329     1,359      1,606
---------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.956  $  9.914   $  9.851
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.914  $  9.851   $  9.970
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,651    34,280     45,925
---------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.478  $ 13.580   $ 14.787
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.580  $ 14.787   $ 16.056
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               726     3,714      2,619
---------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.840  $ 14.664   $ 16.708
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.664  $ 16.708   $ 17.465
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     2,459      5,666
---------------------------------------------------------------------------------------------------

                                114  PROSPECTUS

Putnam VT Research - Class IB Sub-Account/(2)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.091  $ 13.177   $ 13.990
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.177  $ 13.990   $ 14.502
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     2,430      2,189
---------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.490  $ 12.158   $ 12.986
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.158  $ 12.986   $ 13.332
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               752    15,384     27,840
---------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.769  $ 14.145   $ 16.978
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.145  $ 16.978   $ 18.197
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               187     1,374      1,179
---------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.550  $ 13.646   $ 15.976
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.646  $ 15.976   $ 17.687
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               400     2,022      2,576
---------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.661  $ 12.475   $ 12.934
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.475  $ 12.934   $ 13.494
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,962    16,384     23,818
---------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.153
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.153   $ 12.233
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --     3,279      4,772
---------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.366
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.366   $ 11.681
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    25,133     62,429
---------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.136  $ 11.811   $ 12.448
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.811  $ 12.448   $ 13.227
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,236    12,034     14,984
---------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.891  $ 13.437   $ 15.137
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.437  $ 15.137   $ 16.394
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,729    18,865     23,632
---------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.000   $  9.925
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $  9.925   $ 10.036
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    73,330     79,438
---------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.736  $ 13.960   $ 15.169
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.960  $ 15.169   $ 16.791
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               107    14,258     15,431
---------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.989
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.989   $ 11.648
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    12,926     19,278
---------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 10.760
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 10.760   $ 12.265
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       480      3,737
---------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 10.000   $ 11.131
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 11.131   $ 12.304
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0     4,885     11,534
---------------------------------------------------------------------------------------------------

                                115  PROSPECTUS

Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --        --         --
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --        --         --
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        --         --
---------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.125  $ 13.621   $ 15.993
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.621  $ 15.993   $ 17.821
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                43     3,787      4,364
---------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $ 10.000   $ 11.323
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $ 11.323   $ 12.535
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    22,127     24,381
---------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $ 14.601   $ 19.611
---------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.601  $ 19.611   $ 22.602
---------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               114    27,144     30,274
---------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                116  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.704   $11.176
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.704  $11.176   $10.834
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.215   $14.259
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.215  $14.259   $15.755
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 9.983   $10.172
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.983  $10.172   $10.165
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.308   $12.643
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.308  $12.643   $13.483
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.215   $12.647
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.215  $12.647   $12.835
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.390   $13.014
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.390  $13.014   $14.553
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.181   $14.796
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.181  $14.796   $16.196
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                117  PROSPECTUS

Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.784  $13.341   $14.434
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.341  $14.434   $14.615
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       274
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.194
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.194   $11.126
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       240
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.509
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.509   $10.389
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.436  $14.507   $17.559
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.507  $17.559   $18.682
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.211
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.211   $10.228
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.363  $12.638   $13.923
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.638  $13.923   $15.057
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       373
-------------------------------------------------------------------------------------------------

                                118  PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.247  $16.810   $20.505
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.810  $20.505   $25.559
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.551  $13.547   $15.705
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.547  $15.705   $16.925
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       170
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.895
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.895   $11.398
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.347
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.347   $10.253
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.880
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.880   $10.988
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.127
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.127   $11.388
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       244
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.110
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.110   $11.761
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.984  $13.045   $14.009
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.045  $14.009   $14.206
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.095  $12.248   $12.772
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.248  $12.772   $13.100
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       208
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.095
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.095   $10.105
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.756  $14.181   $16.489
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.181  $16.489   $18.397
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.176  $12.909   $13.729
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.909  $13.729   $13.698
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.438  $12.586   $13.437
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.586  $13.437   $13.898
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                119  PROSPECTUS

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.622  $14.608   $17.029
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.608  $17.029   $18.275
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       242
-------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.212  $12.344   $14.419
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.344  $14.419   $15.795
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.431  $12.091   $12.824
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.091  $12.824   $12.855
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.565  $12.385   $13.218
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.385  $13.218   $13.831
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.196  $13.454   $14.621
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.454  $14.621   $15.050
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.972  $11.260   $11.798
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.260  $11.798   $13.063
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.383  $13.294   $14.374
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.294  $14.374   $14.495
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.453  $10.403   $10.626
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.403  $10.626   $10.639
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.436  $13.331   $15.151
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.331  $15.151   $16.628
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.770  $12.942   $14.259
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.942  $14.259   $15.176
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.899  $ 9.815   $ 9.664
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.815  $ 9.664   $ 9.692
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.407  $13.445   $14.506
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.445  $14.506   $15.609
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.767  $14.518   $16.391
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.518  $16.391   $16.978
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.022  $13.046   $13.725
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.046  $13.725   $14.098
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                120  PROSPECTUS

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.424  $12.037   $12.740
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.037  $12.740   $12.960
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.696  $14.004   $16.656
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.004  $16.656   $17.690
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.478  $13.510   $15.673
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.510  $15.673   $17.194
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.594  $12.351   $12.688
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.351  $12.688   $13.118
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.084
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.084   $12.047
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.297
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.297   $11.505
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.072  $11.693   $12.212
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.693  $12.212   $12.858
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.823  $13.304   $14.850
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.304  $14.850   $15.937
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.835
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.835   $ 9.854
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.664  $13.821   $14.881
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.821  $14.881   $16.322
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.922
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.922   $11.472
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.694
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.694   $12.080
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $11.030
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.030   $12.081
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                121  PROSPECTUS

Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.103  $13.538   $15.751
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.538  $15.751   $17.392
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.254
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.254   $12.345
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.584  $14.455   $19.239
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.455  $19.239   $21.972
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       134
-------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                122  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.734   $11.277
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.734  $11.277   $10.998
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,938   13,882    15,389
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.249   $14.387
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.249  $14.387   $15.993
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      638     2,322
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.012   $10.263
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.012  $10.263   $10.319
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    6,566     6,729
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.341   $12.756
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.341  $12.756   $13.687
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               507   12,800    13,593
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.247   $12.761
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.247  $12.761   $13.029
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,125     9,157
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.422   $13.131
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.422  $13.131   $14.773
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    3,708     3,658
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.215   $14.929
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.215  $14.929   $16.441
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               734    6,053     7,215
-------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                123  PROSPECTUS

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.825  $13.425   $14.614
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.425   14.614   $14.888
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,690   18,565    27,125
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.240
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.240   $11.240
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      224     7,312
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.525
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.525   $10.468
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      388     1,445
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.479  $14.599   $17.778
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.599  $17.778   $19.031
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               557    2,528     2,821
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.253
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.253   $10.333
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       321
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.402  $12.718   $14.097
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.718  $14.097   $15.338
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             6,143   22,288    28,316
-------------------------------------------------------------------------------------------------

                                124  PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.293  $16.917   $20.762
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.917  $20.762   $26.037
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                37      164       822
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.591  $13.633   $15.902
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.633  $15.902   $17.241
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,488    6,270    10,083
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.912
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.912   $11.485
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.363
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.363   $10.332
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.896
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.896   $11.072
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0     1,404
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.144
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.144   $11.475
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       348
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.127
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.127   $11.851
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      471       733
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.026  $13.128   $14.184
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.128  $14.184   $14.472
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               130    1,256     1,271
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.109  $12.298   $12.903
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.298  $12.903   $13.316
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               154    1,320     7,204
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.110
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.110   $10.182
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.797  $14.270   $16.695
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.270  $16.695   $18.740
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,014    4,200     3,992
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.219  $12.991   $13.901
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.991  $13.901   $13.955
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                91    8,566     8,879
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.478  $12.666   $13.604
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.666  $13.604   $14.157
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,343   16,760    15,793
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.666  $14.701   $17.242
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.701  $17.242   $18.617
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,342    4,241     4,382
-------------------------------------------------------------------------------------------------

                                125  PROSPECTUS

Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.254  $12.422   $14.600
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.422  $14.600   $16.090
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               146      525       321
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.470  $12.168   $12.984
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.168  $12.984   $13.095
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,645   16,170    24,924
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.605  $12.464   $13.383
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.464  $13.383   $14.089
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.239  $13.539   $14.804
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.539  $14.804   $15.331
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,410     2,503
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.010  $11.331   $11.945
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.331  $11.945   $13.308
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               284    4,700     4,406
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.426  $13.378   $14.554
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.378  $14.554   $14.766
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                63    2,312     4,720
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.490  $10.469   $10.759
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.469  $10.759   $10.838
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,134     1,226
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.475  $13.416   $15.341
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.416  $15.341   $16.939
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      550     1,530
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.811  $13.024   $14.437
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.024  $14.437   $15.460
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,390    2,334     2,339
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.934  $ 9.878   $ 9.785
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.878  $ 9.785   $ 9.873
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,403    10,956
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.450  $13.530   $14.687
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.530  $14.687   $15.900
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               460    2,148     2,096
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.811  $14.610   $16.596
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.610  $16.596   $17.296
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       728
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.064  $13.126   $13.896
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.128  $13.896   $14.361
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    6,467     6,545
-------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.464  $12.113   $12.899
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.113  $12.899   $13.202
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,559    2,503     3,277
-------------------------------------------------------------------------------------------------

                                126  PROSPECTUS

Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.740  $14.093   $16.864
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.093  $16.864   $18.020
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               189    4,857     4,744
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.521  $13.596   $15.869
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.596  $15.869   $17.515
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               710    1,167       997
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.635  $12.429   $12.847
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.429  $12.847   $13.363
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,969    3,768     3,742
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.130
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.130   $12.171
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.343
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.343   $11.622
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.111  $11.767   $12.365
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.767  $12.365   $13.098
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,047     1,045
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.864  $13.388   $15.035
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.388  $15.035   $16.235
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      615       615
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.895
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.895   $ 9.975
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   12,369    13,259
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.708  $13.908   $15.067
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.908  $15.067   $16.627
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,517     3,722
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.967
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.967   $11.589
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,674     1,657
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.738
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.738   $12.203
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $11.098
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.098   $12.230
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       285
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.118  $13.593   $15.912
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.593  $15.912   $17.677
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      604       604
-------------------------------------------------------------------------------------------------


                                127  PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.300
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.300   $12.472
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,625     1,539
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.628  $14.547   $19.479
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.547  $19.479   $22.382
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               617    7,305     7,506
-------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                128  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.689   $11.126
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.689  $11.126   $10.753
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.197   $14.195
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.197  $14.195   $15.636
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 9.969   $10.126
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.969  $10.126   $10.089
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.292   $12.586
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.292  $12.586   $13.382
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.199   $12.590
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.199  $12.590   $12.738
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.374   $12.956
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.374  $12.956   $14.443
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.164   $14.730
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.164  $14.730   $16.074
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                129  PROSPECTUS

Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.757  $13.292   $14.336
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.292  $14.336   $14.472
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.171
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.171   $11.069
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.501
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.501   $10.349
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.408  $14.453   $17.440
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.453  $17.440   $18.498
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.190
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.190   $10.176
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                130  PROSPECTUS

FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.337  $12.591   $13.829
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.591  $13.829   $14.909
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.217  $16.748   $20.367
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.748  $20.367   $25.309
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.525  $13.497   $15.599
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.497  $15.599   $16.759
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.887
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.887   $11.355
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.339
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.339   $10.214
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.871
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.871   $10.946
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.119
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.119   $11.344
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.102
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.102   $11.716
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.957  $12.997   $13.914
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.997  $13.914   $14.067
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.088  $12.222   $12.707
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.222  $12.707   $12.994
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.087
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.087   $10.066
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.729  $14.128   $16.377
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.128  $16.377   $18.216
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.149  $12.861   $13.636
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.861  $13.636   $13.564
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.412  $12.540   $13.346
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.540  $13.346   $13.761
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                131  PROSPECTUS

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.594  $14.554   $16.914
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.554  $16.914   $18.096
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.184  $12.298   $14.322
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.298  $14.322   $15.640
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.404  $12.046   $12.737
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.046  $12.737   $12.729
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.538  $12.339   $13.128
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.339  $13.128   $13.695
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.168  $13.404   $14.522
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.404  $14.522   $14.902
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.947  $11.218   $11.718
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.218  $11.718   $12.935
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.355  $13.245   $14.277
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.245  $14.277   $14.353
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.429  $10.364   $10.554
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.364  $10.554   $10.535
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.410  $13.282   $15.049
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.282  $15.049   $16.465
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.743  $12.894   $14.163
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.894  $14.163   $15.027
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.877  $ 9.779   $ 9.598
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.779  $ 9.598   $ 9.597
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.378  $13.395   $14.408
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.395  $14.408   $15.456
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.738  $14.464   $16.280
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.464  $16.280   $16.812
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.995  $12.997   $13.632
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.997  $13.632   $13.960
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                132  PROSPECTUS

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.398  $11.992   $12.654
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.992  $12.654   $12.833
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.667  $13.952   $16.543
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.952  $16.543   $17.516
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.449  $13.460   $15.567
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.460  $15.567   $17.025
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.568  $12.305   $12.603
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.305  $12.603   $12.989
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.062
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.062   $11.986
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.274
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.274   $11.446
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.047  $11.650   $12.129
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.650  $12.129   $12.732
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.796  $13.254   $14.749
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.254  $14.749   $15.781
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.805
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.805   $ 9.793
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.635  $13.770   $14.780
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.770  $14.780   $16.162
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.900
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.900   $11.413
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.672
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.672   $12.018
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $10.996
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.996   $12.007
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                133  PROSPECTUS

Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.095  $13.510   $15.670
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.510  $15.670   $17.250
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.231
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.231   $12.282
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.556  $14.402   $19.109
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.402  $19.109   $21.756
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                134  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004       2005
--------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.729   $ 11.260
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.729  $11.260   $ 10.971
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      345      1,188
--------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.244   $ 14.365
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.244  $14.365   $ 15.953
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0      4,051
--------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.007   $ 10.248
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.007  $10.248   $ 10.294
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,826   28,443     34,545
--------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.335   $ 12.737
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.335  $12.737   $ 13.653
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    9,787     13,594
--------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.241   $ 12.742
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.241  $12.742   $ 12.997
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    7,210     17,105
--------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.417   $ 13.111
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.417  $13.111   $ 14.736
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,002    2,436      6,398
--------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.210   $ 14.907
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.210  $14.907   $ 16.400
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    5,082     13,157
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------

                                135  PROSPECTUS

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.816  $13.409   $ 14.582
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.409  $14.582   $ 14.840
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,844   50,264     85,228
--------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.233
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.233   $ 11.221
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    8,142    395,841
--------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.523
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.523   $ 10.455
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --      268     38,415
--------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.470  $14.581   $ 17.739
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.581  $17.739   $ 18.969
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               175    6,512     26,368
--------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.246
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.246   $ 10.315
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --   10,347     73,104
--------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.394  $12.703   $ 14.065
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.703  $14.065   $ 15.288
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            10,654   69,739    192,547
--------------------------------------------------------------------------------------------------

                                136  PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.283  $16.896   $ 20.715
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.896  $20.715   $ 25.952
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,296     21,489
--------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.583  $13.616   $ 15.866
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.616  $15.866   $ 17.185
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,050   19,680    150,154
--------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.909
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.909   $ 11.471
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       84     20,539
--------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.360
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.360   $ 10.319
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0     16,046
--------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.893
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.893   $ 11.057
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,191    119,764
--------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.141
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.141   $ 11.460
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       84     16,168
--------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.124
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.124   $ 11.836
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       42     30,129
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.017  $13.112   $ 14.152
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.112  $14.152   $ 14.425
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               358   16,508     36,489
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.106  $12.289   $ 12.881
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.289  $12.881   $ 13.280
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,612   17,974    131,952
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.108
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.108   $ 10.169
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    3,605     37,622
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.788  $14.253   $ 16.657
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.253  $16.657   $ 18.679
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               100    6,058     26,321
--------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.209  $12.975   $ 13.869
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.975  $13.869   $ 13.909
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             4,529   53,683     98,072
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.469  $12.650   $ 13.574
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.650  $13.574   $ 14.111
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             9,551   80,356    161,258
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $14.682   $ 17.203
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.682  $17.203   $ 18.556
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             3,631   13,562     37,572
--------------------------------------------------------------------------------------------------

                                137  PROSPECTUS

Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.245  $12.406   $ 14.567
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.406  $14.567   $ 16.038
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    2,522     19,771
--------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.462  $12.153   $ 12.955
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.153  $12.955   $ 13.052
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               395   47,218    143,674
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.596  $12.448   $ 13.353
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.448  $13.353   $ 14.043
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               206    1,622      8,617
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.229  $13.522   $ 14.771
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.522  $14.771   $ 15.281
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               132    2,313      2,961
--------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.002  $11.317   $ 11.919
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.317  $11.919   $ 13.264
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0          0
--------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.417  $13.362   $ 14.521
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.362  $14.521   $ 14.718
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               118    4,251      8,448
--------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.482  $10.456   $ 10.735
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.456  $10.735   $ 10.803
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   10,116     40,741
--------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.467  $13.399   $ 15.306
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.399  $15.306   $ 16.884
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               273      837     11,396
--------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.802  $13.008   $ 14.405
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.008  $14.405   $ 15.409
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0          0
--------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.926  $ 9.865   $  9.763
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.865  $ 9.763   $  9.841
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   14,631     49,201
--------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.440  $13.513   $ 14.654
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.513  $14.654   $ 15.849
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      246        236
--------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.801  $14.592   $ 16.559
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.592  $16.559   $ 17.239
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,381      9,422
--------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.055  $13.112   $ 13.865
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.112  $13.865   $ 14.315
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    3,194      3,193
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.455  $12.098   $ 12.870
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.098  $12.870   $ 13.159
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               832    3,226      3,937
--------------------------------------------------------------------------------------------------

                                138  PROSPECTUS

Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.730  $14.075   $ 16.826
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.075  $16.826   $ 17.961
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0      914        666
--------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.512  $13.579   $ 15.833
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.579  $15.833   $ 17.458
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               126      436         64
--------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.626  $12.414   $ 12.818
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.414  $12.818   $ 13.320
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               138    1,441     12,528
--------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.122
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.122   $ 12.150
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0          0
--------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.336
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.336   $ 11.603
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    5,119     93,900
--------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.102  $11.753   $ 12.337
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.753  $12.337   $ 13.056
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               109    2,529     13,681
--------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.855  $13.371   $ 15.002
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.371  $15.002   $ 16.182
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    6,865     15,034
--------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $  9.885
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.885   $  9.955
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0   93,600    119,309
--------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.698  $13.891   $ 15.033
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.891  $15.033   $ 16.573
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               257   16,793     30,734
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.959
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.959   $ 11.570
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    1,625     26,263
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 10.731
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.731   $ 12.183
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0      3,013
--------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 11.086
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.086   $ 12.205
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,593     31,755
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --         --
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --         --
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --         --
--------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.115  $13.584   $ 15.885
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.584  $15.885   $ 17.630
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    1,988      2,136
--------------------------------------------------------------------------------------------------

                                139  PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $ 11.292
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.292   $ 12.451
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --    5,920     26,435
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.618  $14.529   $ 19.436
--------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.529  $19.436   $ 22.309
--------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               244   29,798     50,779
--------------------------------------------------------------------------------------------------



(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                140  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.40% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.684   $11.110
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.684  $11.110   $10.726
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.192   $14.173
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.192  $14.173   $15.597
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 9.965   $10.111
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.965  $10.111   $10.063
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.287   $12.567
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.287  $12.567   $13.348
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.194   $12.572
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.194  $12.572   $12.706
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.368   $12.936
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.368  $12.936   $14.407
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.158   $14.708
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.158  $14.708   $16.033
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                141  PROSPECTUS

Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.748  $13.275   $14.304
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.275  $14.304   $14.424
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.164
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.164   $11.050
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.499
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.499   $10.336
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.398  $14.435   $17.401
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.435  $17.401   $18.438
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.183
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.183   $10.158
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                142  PROSPECTUS

FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.328  $12.576   $13.797
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.576  $13.797   $14.860
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.207  $16.727   $20.321
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.727  $20.321   $25.226
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.516  $13.480   $15.564
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.480  $15.564   $16.704
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.884
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.884   $11.340
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.336
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.336   $10.201
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.868
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.868   $10.932
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.116
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.116   $11.330
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.099
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.099   $11.701
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.948  $12.981   $13.883
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.981  $13.883   $14.021
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.086  $12.214   $12.685
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.214  $12.685   $12.958
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.084
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.084   $10.053
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.720  $14.111   $16.340
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.111  $16.340   $18.156
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.139  $12.845   $13.605
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.845  $13.605   $13.520
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.403  $12.524   $13.315
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.524  $13.315   $13.716
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                143  PROSPECTUS

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.584  $14.536   $16.875
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.536  $16.875   $18.037
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.175  $12.283   $14.289
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.283  $14.289   $15.589
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.396  $12.031   $12.708
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.031  $12.708   $12.687
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.529  $12.324   $13.098
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.324  $13.098   $13.650
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.159  $13.387   $14.490
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.387  $14.490   $14.853
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.939  $11.204   $11.691
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.204  $11.691   $12.893
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.345  $13.228   $14.244
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.228  $14.244   $14.306
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.421  $10.351   $10.530
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.351  $10.530   $10.500
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.401  $13.265   $15.015
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.265  $15.015   $16.411
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.734  $12.878   $14.131
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.878  $14.131   $14.978
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.869  $ 9.767   $ 9.576
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.767  $ 9.576   $ 9.565
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.369  $13.378   $14.375
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.378  $14.375   $15.405
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.728  $14.446   $16.244
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.446  $16.244   $16.757
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.985  $12.981   $13.601
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.981  $13.601   $13.914
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------


                                144  PROSPECTUS

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.389  $11.978   $12.625
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.978  $12.625   $12.791
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.657  $13.935   $16.506
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.935  $16.506   $17.459
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.440  $13.443   $15.532
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.443  $15.532   $16.969
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.559  $12.290   $12.574
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.290  $12.574   $12.947
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.054
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.054   $11.965
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.266
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.266   $11.426
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.038  $11.635   $12.102
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.635  $12.102   $12.690
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.787  $13.238   $14.716
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.238  $14.716   $15.729
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.794
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.794   $ 9.773
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.625  $13.752   $14.746
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.752  $14.746   $16.109
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.892
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.892   $11.394
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.665
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.665   $11.998
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $10.985
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.985   $11.983
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                145  PROSPECTUS

Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.093  $13.501   $15.644
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.501  $15.644   $17.203
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.223
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.223   $12.261
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.546  $14.384   $19.066
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.384  $19.066   $21.685
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------



(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                146  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.724   $11.243
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.724  $11.243   $10.944
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.238   $14.344
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.238  $14.344   $15.914
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.002   $10.233
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.002  $10.233   $10.268
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               635      635       634
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.330   $12.718
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.330  $12.718   $13.619
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.236   $12.723
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.236  $12.723   $12.964
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               136      134       138
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.411   $13.092
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.411  $13.092   $14.699
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.204   $14.885
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.204  $14.885   $16.359
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       197
-------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                147  PROSPECTUS

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.807  $13.392   $14.549
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.392  $14.549   $14.791
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,531    2,399     2,190
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.225
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.225   $11.202
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       225
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.520
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.520   $10.442
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.460  $14.563   $17.699
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.563  $17.699   $18.907
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               569      535       506
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.239
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.239   $10.298
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       147
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.385  $12.687   $14.034
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.687  $14.034   $15.238
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             2,239    2,274     2,440
-------------------------------------------------------------------------------------------------

                                148  PROSPECTUS

FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.273  $16.875   $20.668
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.875  $20.668   $25.867
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0    8,772         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.574  $13.599   $15.830
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.599  $15.830   $17.129
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               298      399       759
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.906
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.906   $11.456
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       536
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.357
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.357   $10.305
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.891
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.891   $11.043
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0       676
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.139
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.139   $11.446
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.122
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.122   $11.821
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.008  $13.095   $14.121
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.095  $14.121   $14.378
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               424      516       346
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.104  $12.281   $12.859
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.281  $12.859   $13.244
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0     1,350
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.105
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.105   $10.156
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0     1,035
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.779  $14.235   $16.620
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.235  $16.620   $18.618
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               109      103        97
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.200  $12.959   $13.838
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.959  $13.838   $13.864
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               412      333       270
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.460  $12.635   $13.543
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.635  $13.543   $14.065
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,009    1,089     2,327
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.647  $14.664   $17.164
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.664  $17.164   $18.496
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               252      232       339
-------------------------------------------------------------------------------------------------

                                149  PROSPECTUS

Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.236  $12.391   $14.534
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.391  $14.534   $15.986
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.453  $12.138   $12.926
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.138  $12.926   $13.010
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               731      920       931
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.587  $12.433   $13.323
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.433  $13.323   $13.997
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.220  $13.506   $14.738
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.506  $14.738   $15.231
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             1,510    1,415     1,326
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.993  $11.303   $11.892
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.303  $11.892   $13.221
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.407  $13.345   $14.488
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.345  $14.488   $14.670
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0       613
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.474  $10.443   $10.711
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.443  $10.711   $10.768
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               292      304       591
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.458  $13.383   $15.272
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.383  $15.272   $16.829
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.793  $12.992   $14.373
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.992  $14.373   $15.359
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.919  $ 9.853   $ 9.741
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.853  $ 9.741   $ 9.809
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.431  $13.497   $14.621
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.497  $14.621   $15.797
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.792  $14.574   $16.522
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.574  $16.522   $17.183
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.046  $13.096   $13.834
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.096  $13.834   $14.268
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.446  $12.084   $12.841
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.084  $12.841   $13.117
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                150  PROSPECTUS

Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.720  $14.058   $16.789
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.058  $16.789   $17.903
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.502  $13.562   $15.798
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.562  $15.798   $17.401
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               855      800       750
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.617  $12.398   $12.789
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.398  $12.789   $13.276
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               255      260       248
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.115
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.115   $12.129
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.328
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.328   $11.583
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.094  $11.738   $12.309
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.738  $12.309   $13.013
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.846  $13.355   $14.968
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.355  $14.968   $16.129
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.875
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.875   $ 9.934
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.688  $13.874   $14.999
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.874  $14.999   $16.519
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.952
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.952   $11.550
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.723
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.723   $12.162
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $11.075
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $11.075   $12.180
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.113  $13.575   $15.858
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.575  $15.858   $17.582
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               292      274       258
-------------------------------------------------------------------------------------------------

                                151  PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.284
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.284   $12.429
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.609  $14.511   $19.392
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.511  $19.392   $22.236
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                               152       85       304
-------------------------------------------------------------------------------------------------



(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                152 PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79))
--------------------------------------------------------------------------------

*The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts: Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account , Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.50% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,             2003     2004      2005
-------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.679   $11.093
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.679  $11.093   $10.699
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic International Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.186   $14.152
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.186  $14.152   $15.557
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Investment Grade Bond Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $ 9.960   $10.096
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.960  $10.096   $10.038
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Relative Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.282   $12.548
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.282  $12.548   $13.314
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Large Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.188   $12.553
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.188  $12.553   $12.674
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Mid-Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $11.363   $12.917
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.363  $12.917   $14.370
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
STI Classic Small Cap Value Equity Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $12.152   $14.686
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.152  $14.686   $15.993
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                153  PROSPECTUS

Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.739  $13.259   $14.271
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.259  $14.271   $14.377
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.156
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.156   $11.031
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.496
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.496   $10.323
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.389  $14.417   $17.361
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.417  $17.361   $18.377
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.176
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.176   $10.141
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                154  PROSPECTUS

FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.319  $12.560   $13.766
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.560  $13.766   $14.811
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $13.197  $16.706   $20.275
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $16.706  $20.275   $25.143
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.507  $13.463   $15.528
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.463  $15.528   $16.649
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - All Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.881
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.881   $11.326
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Bond-Debenture Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.334
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.334   $10.188
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.866
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.866   $10.918
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Growth Opportunities Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.113
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.113   $11.315
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Lord Abbett Series - Mid-Cap Value Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.096
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.096   $11.686
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Balanced/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.939  $12.964   $13.851
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.964  $13.851   $13.975
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.083  $12.206   $12.663
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.206  $12.663   $12.923
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.082
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.082   $10.040
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.711  $14.093   $16.303
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.093  $16.303   $18.097
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.130  $12.829   $13.574
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.829  $13.574   $13.475
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.395  $12.508   $13.285
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.508  $13.285   $13.671
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                155  PROSPECTUS

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.574  $14.518   $16.837
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.518  $16.837   $17.977
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account/(1)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.165  $12.267   $14.257
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.267  $14.257   $15.538
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.387  $12.016   $12.679
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.016  $12.679   $12.645
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.521  $12.309   $13.069
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.309  $13.069   $13.605
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.150  $13.370   $14.457
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.370  $14.457   $14.804
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.930  $11.190   $11.665
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.190  $11.665   $12.850
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.336  $13.212   $14.212
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.212  $14.212   $14.259
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.413  $10.338   $10.506
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.338  $10.506   $10.466
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.392  $13.249   $14.981
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.249  $14.981   $16.357
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.725  $12.862   $14.098
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.862  $14.098   $14.929
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 9.862  $ 9.755   $ 9.555
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 9.755  $ 9.555   $ 9.534
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.359  $13.362   $14.343
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.362  $14.343   $15.354
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.718  $14.429   $16.207
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.429  $16.207   $16.701
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.976  $12.965   $13.570
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.965  $13.570   $13.868
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------

                                156  PROSPECTUS

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.381  $11.963   $12.596
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.963  $12.596   $12.749
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(2)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.647  $13.918   $16.469
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.918  $16.469   $17.401
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.430  $13.427   $15.497
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.427  $15.497   $16.913
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.550  $12.274   $12.545
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $12.274  $12.545   $12.904
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account/(3)/
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.047
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.047   $11.945
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.258
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.258   $11.407
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.030  $11.621   $12.075
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $11.621  $12.075   $12.648
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $11.778  $13.221   $14.683
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.221  $14.683   $15.677
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $ 9.784
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $ 9.784   $ 9.753
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.615  $13.735   $14.713
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.735  $14.713   $16.056
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.885
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.885   $11.374
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $10.657
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $10.657   $11.977
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $10.000  $10.000   $10.974
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $10.000  $10.974   $11.958
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --       --        --
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --       --        --
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --       --        --
-------------------------------------------------------------------------------------------------

                                157  PROSPECTUS

Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.090  $13.492   $15.617
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $13.492  $15.617   $17.156
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              --  $10.000   $11.215
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    --  $11.215   $12.240
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                --        0         0
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $12.536  $14.366   $19.022
-------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $14.366  $19.022   $21.613
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 0        0         0
-------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA - Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income
  - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program.
   Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
  Sub-Account closed to new investments.   If you invested in this Variable
  Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account
  in accordance with that program.   Outside of these automatic transaction
  programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                158  PROSPECTUS

                         THE ALLSTATE VARIABLE ANNUITIES
        (Allstate Variable Annuity, Allstate Variable Annuity - L Share)

              Statement of Additional Information dated May 1, 2006

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 80469 Lincoln, NE 68501-0469
1-800-654-2397

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate  Variable  Annuity

- Allstate Variable Annuity - L Share


Not all Contracts may be available in all states or through your Morgan Stanley Financial Advisor. Please check with your Morgan Stanley Financial Advisor for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2006 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS




Additions, Deletions or Substitutions of Investments
The Contracts
         Agreements with the Prudential Insurance Company of America Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values





ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Insurance Company ("Allstate Life") announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $30,408,546, $25,689,897 and $39,410,626 for the years 2003, 2004 and 2005, respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub-accounts, as of December 31, 2005 and for the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, the related consolidated financial statement schedules of Allstate Life, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contacts.

                                                              APPENDIX A

                                                       ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Units for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.30% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.217    $13.537
Accumulation Unit Value, End of Period                                                          $12.217   $13.537    $16.366
Number of Units Outstanding, End of Period                                                       22,141    51,665     53,631
Morgan Stanley VIS Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.243    $13.051
Accumulation Unit Value, End of Period                                                          $12.243   $13.051    $13.546
Number of Units Outstanding, End of Period                                                      171,048   429,053    463,738
Morgan Stanley VIS Equity-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.868    $12.962
Accumulation Unit Value, End of Period                                                          $11.868   $12.962    $15.054
Number of Units Outstanding, End of Period                                                      120,279   349,376    412,685
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.673    $14.042
Accumulation Unit Value, End of Period                                                          $12.673   $14.042    $14.990
Number of Units Outstanding, End of Period                                                      147,861   215,235    202,330
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.586    $13.921
Accumulation Unit Value, End of Period                                                          $12.586   $13.921    $14.598
Number of Units Outstanding, End of Period                                                       22,541    27,943     25,585
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.953    $14.630
Accumulation Unit Value, End of Period                                                          $12.953   $14.630    $15.302
Number of Units Outstanding, End of Period                                                       94,740   173,721    227,567
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.316    $12.214
Accumulation Unit Value, End of Period                                                          $11.316   $12.214    $12.264
Number of Units Outstanding, End of Period                                                       73,737   144,617    150,858
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.650    $12.707
Accumulation Unit Value, End of Period                                                          $11.650   $12.707    $13.358
Number of Units Outstanding, End of Period                                                       56,916    76,936     77,747
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.297    $10.658
Accumulation Unit Value, End of Period                                                          $10.297   $10.658    $10.823
Number of Units Outstanding, End of Period                                                      165,706   605,071  1,101,701
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.945    $15.216
Accumulation Unit Value, End of Period                                                          $14.945   $15.216    $15.020
Number of Units Outstanding, End of Period                                                       17,785    27,412     22,477
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.005     $9.971
Accumulation Unit Value, End of Period                                                          $10.005    $9.971     $9.971
Number of Units Outstanding, End of Period                                                      272,849   434,733    511,246
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.923     $9.835
Accumulation Unit Value, End of Period                                                           $9.923    $9.835     $9.934
Number of Units Outstanding, End of Period                                                      112,701   599,498    854,421
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.097    $13.143
Accumulation Unit Value, End of Period                                                          $12.097   $13.143    $13.522
Number of Units Outstanding, End of Period                                                      165,162   297,171    433,567
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.018    $13.036
Accumulation Unit Value, End of Period                                                          $12.018   $13.036    $13.878
Number of Units Outstanding, End of Period                                                       67,023   124,951    133,165
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.489    $13.614
Accumulation Unit Value, End of Period                                                          $11.489   $13.614    $15.337
Number of Units Outstanding, End of Period                                                       15,527    31,681     41,903
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.304    $12.258
Accumulation Unit Value, End of Period                                                          $11.304   $12.258    $13.541
Number of Units Outstanding, End of Period                                                       22,039    65,389     84,729
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.892    $18.044
Accumulation Unit Value, End of Period                                                          $14.892   $18.044    $23.778
Number of Units Outstanding, End of Period                                                       24,892    41,795     75,973
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.606    $12.750
Accumulation Unit Value, End of Period                                                          $11.606   $12.750    $13.488
Number of Units Outstanding, End of Period                                                       57,413   170,759    310,899
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.699    $12.381
Accumulation Unit Value, End of Period                                                          $11.699   $12.381    $14.085
Number of Units Outstanding, End of Period                                                       92,097   122,497    135,678
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.234    $13.591
Accumulation Unit Value, End of Period                                                          $12.234   $13.591    $14.992
Number of Units Outstanding, End of Period                                                      121,446   331,415    532,149
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.098    $15.674
Accumulation Unit Value, End of Period                                                          $13.098   $15.674    $18.112
Number of Units Outstanding, End of Period                                                       55,733   100,055    154,711
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.603    $15.939
Accumulation Unit Value, End of Period                                                          $13.603   $15.939    $17.725
Number of Units Outstanding, End of Period                                                      120,354   159,359    131,660
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.390    $15.107
Accumulation Unit Value, End of Period                                                          $13.390   $15.107    $16.690
Number of Units Outstanding, End of Period                                                      160,033   286,553    380,589
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.768    $17.115
Accumulation Unit Value, End of Period                                                          $12.768   $17.115    $19.685
Number of Units Outstanding, End of Period                                                       87,838   183,003    218,397
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.846    $14.540
Accumulation Unit Value, End of Period                                                          $12.846   $14.540    $15.915
Number of Units Outstanding, End of Period                                                       21,860    50,024     54,917
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.508    $14.470
Accumulation Unit Value, End of Period                                                          $12.508   $14.470    $14.840
Number of Units Outstanding, End of Period                                                      440,732   894,020  1,300,090
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.837    $12.451
Accumulation Unit Value, End of Period                                                          $11.837   $12.451    $13.203
Number of Units Outstanding, End of Period                                                      172,113   255,075    277,341
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.406    $13.947
Accumulation Unit Value, End of Period                                                          $12.406   $13.947    $15.075
Number of Units Outstanding, End of Period                                                      313,215   522,770    671,300
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.905    $14.090
Accumulation Unit Value, End of Period                                                          $12.905   $14.090    $14.634
Number of Units Outstanding, End of Period                                                      136,351   286,171    295,908
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.251    $12.833
Accumulation Unit Value, End of Period                                                          $12.251   $12.833    $13.727
Number of Units Outstanding, End of Period                                                      113,094   188,661    184,087
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.769    $12.230
Accumulation Unit Value, End of Period                                                          $11.769   $12.230    $12.695
Number of Units Outstanding, End of Period                                                        5,152    29,524     35,205
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.811
Accumulation Unit Value, End of Period                                                               --   $10.811    $11.425
Number of Units Outstanding, End of Period                                                           --    46,204     93,020
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.462    $14.061
Accumulation Unit Value, End of Period                                                          $12.462   $14.061    $15.463
Number of Units Outstanding, End of Period                                                      120,002   270,925    366,576
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.296    $13.472
Accumulation Unit Value, End of Period                                                          $12.296   $13.472    $13.882
Number of Units Outstanding, End of Period                                                      241,515   483,446    529,907
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.886
Number of Units Outstanding, End of Period                                                           --        --    185,819
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.496    $12.269
Accumulation Unit Value, End of Period                                                          $11.496   $12.269    $13.881
Number of Units Outstanding, End of Period                                                      102,120   185,690    192,708
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.623    $15.980
Accumulation Unit Value, End of Period                                                          $13.623   $15.980    $16.787
Number of Units Outstanding, End of Period                                                      162,324   280,212    385,400
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.963
Number of Units Outstanding, End of Period                                                           --        --     36,846
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.742
Number of Units Outstanding, End of Period                                                           --        --      8,131
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.901
Number of Units Outstanding, End of Period                                                           --        --    289,883
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.099
Number of Units Outstanding, End of Period                                                           --        --     80,367
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.484
Number of Units Outstanding, End of Period                                                           --        --     57,840
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.120
Number of Units Outstanding, End of Period                                                           --        --     53,447
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.163
Number of Units Outstanding, End of Period                                                           --        --     15,590
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.703
Accumulation Unit Value, End of Period                                                               --   $10.703    $10.893
Number of Units Outstanding, End of Period                                                           --    83,658    127,337
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.248
Accumulation Unit Value, End of Period                                                               --   $11.248    $11.259
Number of Units Outstanding, End of Period                                                           --    71,188    449,896
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.389
Number of Units Outstanding, End of Period                                                           --        --     26,194
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.959
Accumulation Unit Value, End of Period                                                               --   $10.959    $11.936
Number of Units Outstanding, End of Period                                                           --    35,036    197,734
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.527
Accumulation Unit Value, End of Period                                                               --   $11.527    $12.511
Number of Units Outstanding, End of Period                                                           --    89,530    389,161
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.532
Number of Units Outstanding, End of Period                                                           --        --     61,540
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.386
Number of Units Outstanding, End of Period                                                           --        --    101,349
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.352
Number of Units Outstanding, End of Period                                                           --        --    113,008
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.280
Number of Units Outstanding, End of Period                                                           --        --     78,729
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.301    $13.465
Accumulation Unit Value, End of Period                                                          $12.301   $13.465    $13.958
Number of Units Outstanding, End of Period                                                       23,748    46,780     45,972
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.671    $14.504
Accumulation Unit Value, End of Period                                                          $12.671   $14.504    $16.031
Number of Units Outstanding, End of Period                                                       64,708   134,453    187,971
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.167    $13.501
Accumulation Unit Value, End of Period                                                          $12.167   $13.501    $14.472
Number of Units Outstanding, End of Period                                                        1,131     1,277      1,175
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.326    $12.074
Accumulation Unit Value, End of Period                                                          $11.326   $12.074    $12.370
Number of Units Outstanding, End of Period                                                       41,079    94,160     91,182
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.933
Number of Units Outstanding, End of Period                                                           --        --     80,912
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.736    $12.143
Accumulation Unit Value, End of Period                                                          $11.736   $12.143    $12.643
Number of Units Outstanding, End of Period                                                       42,353   105,525    124,071


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.













ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual
Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid
Cap Core Equity, FTVIP Franklin High Income, FTVIP
Franklin Income Securities,
FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005. Accumulation Unit Values for the Variable
Sub-Accounts first offered April 30, 2005, and the Fidelity VIP Money Market -
Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy -
Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares
Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT
Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International
Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.40% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.209    $13.514
Accumulation Unit Value, End of Period                                                          $12.209   $13.514    $16.322
Number of Units Outstanding, End of Period                                                        7,497     7,520      6,534
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.235    $13.029
Accumulation Unit Value, End of Period                                                          $12.235   $13.029    $13.509
Number of Units Outstanding, End of Period                                                       25,788    73,198     81,700
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.860    $12.940
Accumulation Unit Value, End of Period                                                          $11.860   $12.940    $15.013
Number of Units Outstanding, End of Period                                                       22,355    68,031     70,081
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.665    $14.019
Accumulation Unit Value, End of Period                                                          $12.665   $14.019    $14.950
Number of Units Outstanding, End of Period                                                        7,409    17,897     17,894
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.577    $13.898
Accumulation Unit Value, End of Period                                                          $12.577   $13.898    $14.558
Number of Units Outstanding, End of Period                                                        7,698    13,509      6,138
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.945    $14.605
Accumulation Unit Value, End of Period                                                          $12.945   $14.605    $15.261
Number of Units Outstanding, End of Period                                                       36,570    56,206     64,319
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.308    $12.193
Accumulation Unit Value, End of Period                                                          $11.308   $12.193    $12.230
Number of Units Outstanding, End of Period                                                       31,154    29,141     30,329
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.642    $12.685
Accumulation Unit Value, End of Period                                                          $11.642   $12.685    $13.321
Number of Units Outstanding, End of Period                                                       26,132    29,472     27,195
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.290    $10.640
Accumulation Unit Value, End of Period                                                          $10.290   $10.640    $10.793
Number of Units Outstanding, End of Period                                                       58,792   178,358    336,394
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.935    $15.190
Accumulation Unit Value, End of Period                                                          $14.935   $15.190    $14.980
Number of Units Outstanding, End of Period                                                        2,479     2,659      2,393
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.998     $9.954
Accumulation Unit Value, End of Period                                                           $9.998    $9.954     $9.944
Number of Units Outstanding, End of Period                                                       72,004   182,879    190,147
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.916     $9.818
Accumulation Unit Value, End of Period                                                           $9.916    $9.818     $9.908
Number of Units Outstanding, End of Period                                                       65,068   130,480    187,863
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.089    $13.121
Accumulation Unit Value, End of Period                                                          $12.089   $13.121    $13.486
Number of Units Outstanding, End of Period                                                       74,844   275,245    239,951
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.010    $13.014
Accumulation Unit Value, End of Period                                                          $12.010   $13.014    $13.841
Number of Units Outstanding, End of Period                                                       27,813    38,525     42,700
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.482    $13.591
Accumulation Unit Value, End of Period                                                          $11.482   $13.591    $15.295
Number of Units Outstanding, End of Period                                                       15,038    19,015     19,424
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.296    $12.237
Accumulation Unit Value, End of Period                                                          $11.296   $12.237    $13.504
Number of Units Outstanding, End of Period                                                        2,443    10,982     13,568
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.882    $18.013
Accumulation Unit Value, End of Period                                                          $14.882   $18.013    $23.714
Number of Units Outstanding, End of Period                                                        9,903    12,216     20,738
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.598    $12.728
Accumulation Unit Value, End of Period                                                          $11.598   $12.728    $13.451
Number of Units Outstanding, End of Period                                                       12,948    68,909     89,838
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.691    $12.360
Accumulation Unit Value, End of Period                                                          $11.691   $12.360    $14.047
Number of Units Outstanding, End of Period                                                        7,376    21,586     22,382
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.226    $13.568
Accumulation Unit Value, End of Period                                                          $12.226   $13.568    $14.952
Number of Units Outstanding, End of Period                                                       17,386    73,794    103,577
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.089    $15.648
Accumulation Unit Value, End of Period                                                          $13.089   $15.648    $18.063
Number of Units Outstanding, End of Period                                                       18,607    46,667     53,342
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.593    $15.912
Accumulation Unit Value, End of Period                                                          $13.593   $15.912    $17.677
Number of Units Outstanding, End of Period                                                       13,809    26,001     28,019
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.381    $15.081
Accumulation Unit Value, End of Period                                                          $13.381   $15.081    $16.645
Number of Units Outstanding, End of Period                                                       35,026    54,651     81,527
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.759    $17.086
Accumulation Unit Value, End of Period                                                          $12.759   $17.086    $19.631
Number of Units Outstanding, End of Period                                                       15,492    37,282     52,757
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.838    $14.515
Accumulation Unit Value, End of Period                                                          $12.838   $14.515    $15.872
Number of Units Outstanding, End of Period                                                        2,928     9,529      9,422
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.500    $14.445
Accumulation Unit Value, End of Period                                                          $12.500   $14.445    $14.800
Number of Units Outstanding, End of Period                                                      125,520   260,351    302,756
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.829    $12.430
Accumulation Unit Value, End of Period                                                          $11.829   $12.430    $13.168
Number of Units Outstanding, End of Period                                                       17,970    23,813     27,430
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.398    $13.924
Accumulation Unit Value, End of Period                                                          $12.398   $13.924    $15.035
Number of Units Outstanding, End of Period                                                       61,526    95,526    131,187
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.896    $14.066
Accumulation Unit Value, End of Period                                                          $12.896   $14.066    $14.595
Number of Units Outstanding, End of Period                                                       15,224    40,041     41,923
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.243    $12.811
Accumulation Unit Value, End of Period                                                          $12.243   $12.811    $13.689
Number of Units Outstanding, End of Period                                                       13,824    16,940     15,126
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.761    $12.210
Accumulation Unit Value, End of Period                                                          $11.761   $12.210    $12.660
Number of Units Outstanding, End of Period                                                        2,810     5,311      5,179
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.804
Accumulation Unit Value, End of Period                                                               --   $10.804    $11.405
Number of Units Outstanding, End of Period                                                           --     4,675      7,088
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.454    $14.037
Accumulation Unit Value, End of Period                                                          $12.454   $14.037    $15.422
Number of Units Outstanding, End of Period                                                       17,482    37,029     51,652
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.288    $13.450
Accumulation Unit Value, End of Period                                                          $12.288   $13.450    $13.845
Number of Units Outstanding, End of Period                                                       39,872    65,458     68,812
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.878
Number of Units Outstanding, End of Period                                                           --        --     38,962
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.488    $12.249
Accumulation Unit Value, End of Period                                                          $11.488   $12.249    $13.844
Number of Units Outstanding, End of Period                                                        6,095    11,792     11,326
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.614    $15.953
Accumulation Unit Value, End of Period                                                          $13.614   $15.953    $16.741
Number of Units Outstanding, End of Period                                                       30,883    56,571     63,333
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.956
Number of Units Outstanding, End of Period                                                           --        --      4,197
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.735
Number of Units Outstanding, End of Period                                                           --        --      3,952
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.893
Number of Units Outstanding, End of Period                                                           --        --     38,224
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.092
Number of Units Outstanding, End of Period                                                           --        --     13,843
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.477
Number of Units Outstanding, End of Period                                                           --        --     29,391
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.111
Number of Units Outstanding, End of Period                                                           --        --     10,754
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.155
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.695
Accumulation Unit Value, End of Period                                                               --   $10.695    $10.875
Number of Units Outstanding, End of Period                                                           --    25,029     32,517
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.240
Accumulation Unit Value, End of Period                                                               --   $11.240    $11.240
Number of Units Outstanding, End of Period                                                           --    23,812     53,430
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.382
Number of Units Outstanding, End of Period                                                           --        --        996
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.952
Accumulation Unit Value, End of Period                                                               --   $10.952    $11.916
Number of Units Outstanding, End of Period                                                           --     4,744     33,181
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.519
Accumulation Unit Value, End of Period                                                               --   $11.519    $12.490
Number of Units Outstanding, End of Period                                                           --    17,190     84,580
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.524
Number of Units Outstanding, End of Period                                                           --        --     15,273
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.378
Number of Units Outstanding, End of Period                                                           --        --     19,444
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.344
Number of Units Outstanding, End of Period                                                           --        --     22,014
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.272
Number of Units Outstanding, End of Period                                                           --        --     24,289
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.293    $13.442
Accumulation Unit Value, End of Period                                                          $12.293   $13.442    $13.920
Number of Units Outstanding, End of Period                                                       14,899    10,754     10,101
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.663    $14.479
Accumulation Unit Value, End of Period                                                          $12.663   $14.479    $15.988
Number of Units Outstanding, End of Period                                                       10,212    20,897     25,458
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.159    $13.478
Accumulation Unit Value, End of Period                                                          $12.159   $13.478    $14.433
Number of Units Outstanding, End of Period                                                            0       476        748
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.319    $12.053
Accumulation Unit Value, End of Period                                                          $11.319   $12.053    $12.336
Number of Units Outstanding, End of Period                                                        8,514    16,363     19,257
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.926
Number of Units Outstanding, End of Period                                                           --        --     20,321
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.728    $12.122
Accumulation Unit Value, End of Period                                                          $11.728   $12.122    $12.609
Number of Units Outstanding, End of Period                                                       12,975    22,344     26,458


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on
May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account , the
PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.60% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.193    $13.468
Accumulation Unit Value, End of Period                                                          $12.193   $13.468    $16.234
Number of Units Outstanding, End of Period                                                       61,935    84,626     78,098
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.219    $12.985
Accumulation Unit Value, End of Period                                                          $12.219   $12.985    $13.436
Number of Units Outstanding, End of Period                                                      370,921   593,089    587,556
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.844    $12.896
Accumulation Unit Value, End of Period                                                          $11.844   $12.896    $14.932
Number of Units Outstanding, End of Period                                                      383,335   563,235    558,613
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.648    $13.971
Accumulation Unit Value, End of Period                                                          $12.648   $13.971    $14.869
Number of Units Outstanding, End of Period                                                      115,872   144,798    124,317
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.560    $13.851
Accumulation Unit Value, End of Period                                                          $12.560   $13.851    $14.480
Number of Units Outstanding, End of Period                                                       35,755    43,351     41,510
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.927    $14.556
Accumulation Unit Value, End of Period                                                          $12.927   $14.556    $15.178
Number of Units Outstanding, End of Period                                                      217,921   386,604    423,825
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.293    $12.152
Accumulation Unit Value, End of Period                                                          $11.293   $12.152    $12.164
Number of Units Outstanding, End of Period                                                      168,118   229,257    200,736
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.626    $12.642
Accumulation Unit Value, End of Period                                                          $11.626   $12.642    $13.249
Number of Units Outstanding, End of Period                                                      214,961   246,783    186,933
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.276    $10.604
Accumulation Unit Value, End of Period                                                          $10.276   $10.604    $10.735
Number of Units Outstanding, End of Period                                                      526,446   909,171  1,009,551
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.914    $15.139
Accumulation Unit Value, End of Period                                                          $14.914   $15.139    $14.899
Number of Units Outstanding, End of Period                                                       62,238    68,252     49,954
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.984     $9.920
Accumulation Unit Value, End of Period                                                           $9.984    $9.920     $9.890
Number of Units Outstanding, End of Period                                                      574,826   954,804  1,059,818
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.902     $9.785
Accumulation Unit Value, End of Period                                                           $9.902    $9.785     $9.854
Number of Units Outstanding, End of Period                                                      416,006   608,186    704,574
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.073    $13.077
Accumulation Unit Value, End of Period                                                          $12.073   $13.077    $13.413
Number of Units Outstanding, End of Period                                                      547,466   702,177    684,206
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.993    $12.970
Accumulation Unit Value, End of Period                                                          $11.993   $12.970    $13.766
Number of Units Outstanding, End of Period                                                      215,575   293,243    263,391
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.466    $13.545
Accumulation Unit Value, End of Period                                                          $11.466   $13.545    $15.212
Number of Units Outstanding, End of Period                                                       54,147    68,278     73,643
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.281    $12.196
Accumulation Unit Value, End of Period                                                          $11.281   $12.196    $13.431
Number of Units Outstanding, End of Period                                                       30,598    89,265     89,271
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.862    $17.952
Accumulation Unit Value, End of Period                                                          $14.862   $17.952    $23.586
Number of Units Outstanding, End of Period                                                       71,008   111,634    132,293
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.582    $12.685
Accumulation Unit Value, End of Period                                                          $11.582   $12.685    $13.378
Number of Units Outstanding, End of Period                                                      117,972   219,831    284,190
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.675    $12.318
Accumulation Unit Value, End of Period                                                          $11.675   $12.318    $13.971
Number of Units Outstanding, End of Period                                                      138,503   236,992    219,751
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.209    $13.522
Accumulation Unit Value, End of Period                                                          $12.209   $13.522    $14.871
Number of Units Outstanding, End of Period                                                      144,041   338,179    478,749
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.071    $15.595
Accumulation Unit Value, End of Period                                                          $13.071   $15.595    $17.966
Number of Units Outstanding, End of Period                                                      221,205   350,134    365,037
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.575    $15.858
Accumulation Unit Value, End of Period                                                          $13.575   $15.858    $17.582
Number of Units Outstanding, End of Period                                                      197,028   274,833    272,789
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.363    $15.030
Accumulation Unit Value, End of Period                                                          $13.363   $15.030    $16.555
Number of Units Outstanding, End of Period                                                      348,116   504,735    528,435
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.742    $17.028
Accumulation Unit Value, End of Period                                                          $12.742   $17.028    $19.525
Number of Units Outstanding, End of Period                                                      178,185   357,931    373,998
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.820    $14.466
Accumulation Unit Value, End of Period                                                          $12.820   $14.466    $15.786
Number of Units Outstanding, End of Period                                                       73,814   104,150     87,685
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.483    $14.396
Accumulation Unit Value, End of Period                                                          $12.483   $14.396    $14.720
Number of Units Outstanding, End of Period                                                      898,393 1,533,840  1,692,330
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.813    $12.388
Accumulation Unit Value, End of Period                                                          $11.813   $12.388    $13.096
Number of Units Outstanding, End of Period                                                      225,398   273,736    257,568
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.381    $13.876
Accumulation Unit Value, End of Period                                                          $12.381   $13.876    $14.953
Number of Units Outstanding, End of Period                                                      531,549   968,432  1,018,304
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.878    $14.019
Accumulation Unit Value, End of Period                                                          $12.878   $14.019    $14.516
Number of Units Outstanding, End of Period                                                      138,446   249,632    226,779
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.226    $12.768
Accumulation Unit Value, End of Period                                                          $12.226   $12.768    $13.615
Number of Units Outstanding, End of Period                                                      102,343   118,640     92,533
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.745    $12.168
Accumulation Unit Value, End of Period                                                          $11.745   $12.168    $12.592
Number of Units Outstanding, End of Period                                                       46,805    67,614     61,644
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.789
Accumulation Unit Value, End of Period                                                               --   $10.789    $11.367
Number of Units Outstanding, End of Period                                                           --    18,120     30,705
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.437    $13.989
Accumulation Unit Value, End of Period                                                          $12.437   $13.989    $15.338
Number of Units Outstanding, End of Period                                                      150,818   221,062    246,517
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.271    $13.404
Accumulation Unit Value, End of Period                                                          $12.271   $13.404    $13.770
Number of Units Outstanding, End of Period                                                      401,539   511,264    489,546
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.862
Number of Units Outstanding, End of Period                                                           --        --     86,632
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.472    $12.207
Accumulation Unit Value, End of Period                                                          $11.472   $12.207    $13.769
Number of Units Outstanding, End of Period                                                      161,943   199,308    197,532
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.595    $15.899
Accumulation Unit Value, End of Period                                                          $13.595   $15.899    $16.651
Number of Units Outstanding, End of Period                                                      274,965   410,042    433,022
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.941
Number of Units Outstanding, End of Period                                                           --        --     15,832
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.720
Number of Units Outstanding, End of Period                                                           --        --      8,804
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.876
Number of Units Outstanding, End of Period                                                           --        --    128,269
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.076
Number of Units Outstanding, End of Period                                                           --        --     23,495
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.463
Number of Units Outstanding, End of Period                                                           --        --     24,058
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.095
Number of Units Outstanding, End of Period                                                           --        --     46,521
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.140
Number of Units Outstanding, End of Period                                                           --        --      5,522
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.681
Accumulation Unit Value, End of Period                                                               --   $10.681    $10.838
Number of Units Outstanding, End of Period                                                           --    73,675     95,386
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.225
Accumulation Unit Value, End of Period                                                               --   $11.225    $11.202
Number of Units Outstanding, End of Period                                                           --    65,570    185,049
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.366
Number of Units Outstanding, End of Period                                                           --        --     24,927
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.937
Accumulation Unit Value, End of Period                                                               --   $10.937    $11.875
Number of Units Outstanding, End of Period                                                           --    54,470    120,041
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.504
Accumulation Unit Value, End of Period                                                               --   $11.504    $12.447
Number of Units Outstanding, End of Period                                                           --    52,429    173,728
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.510
Number of Units Outstanding, End of Period                                                           --        --     25,428
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.362
Number of Units Outstanding, End of Period                                                           --        --     44,698
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.329
Number of Units Outstanding, End of Period                                                           --        --     52,794
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.257
Number of Units Outstanding, End of Period                                                           --        --     18,819
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.303    $12.012
Accumulation Unit Value, End of Period                                                          $11.303   $12.012    $12.270
Number of Units Outstanding, End of Period                                                       80,721    96,823    100,498
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.276    $13.396
Accumulation Unit Value, End of Period                                                          $12.276   $13.396    $13.845
Number of Units Outstanding, End of Period                                                      110,638   123,948    103,872
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.645    $14.430
Accumulation Unit Value, End of Period                                                          $12.645   $14.430    $15.902
Number of Units Outstanding, End of Period                                                      212,107   336,087    355,556
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.142    $13.433
Accumulation Unit Value, End of Period                                                          $12.142   $13.433    $14.355
Number of Units Outstanding, End of Period                                                       12,782    12,695     10,818
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.911
Number of Units Outstanding, End of Period                                                           --        --     21,809
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.712    $12.081
Accumulation Unit Value, End of Period                                                          $11.712   $12.081    $12.541
Number of Units Outstanding, End of Period                                                      200,908   265,523    262,613


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
0-70))
-------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option
(age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap
Core Equity, FTVIP Franklin High Income, FTVIP
Franklin Income Securities, FTVIP
Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market -
Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy -
Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares
Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT
Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International
Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.35% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.213    $13.525
Accumulation Unit Value, End of Period                                                          $12.213   $13.525    $16.344
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.239    $13.040
Accumulation Unit Value, End of Period                                                          $12.239   $13.040    $13.527
Number of Units Outstanding, End of Period                                                          798     7,599     10,263
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.864    $12.951
Accumulation Unit Value, End of Period                                                          $11.864   $12.951    $15.034
Number of Units Outstanding, End of Period                                                        2,643     8,730     10,326
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.669    $14.031
Accumulation Unit Value, End of Period                                                          $12.669   $14.031    $14.970
Number of Units Outstanding, End of Period                                                        2,093     2,355      3,012
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.581    $13.910
Accumulation Unit Value, End of Period                                                          $12.581   $13.910    $14.578
Number of Units Outstanding, End of Period                                                            0       204        295
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.949    $14.618
Accumulation Unit Value, End of Period                                                          $12.949   $14.618    $15.281
Number of Units Outstanding, End of Period                                                          488     1,451      3,343
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.312    $12.203
Accumulation Unit Value, End of Period                                                          $11.312   $12.203    $12.247
Number of Units Outstanding, End of Period                                                            0     1,911      3,086
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.646    $12.696
Accumulation Unit Value, End of Period                                                          $11.646   $12.696    $13.339
Number of Units Outstanding, End of Period                                                            0         0        158
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.293    $10.649
Accumulation Unit Value, End of Period                                                          $10.293   $10.649    $10.808
Number of Units Outstanding, End of Period                                                        2,441    13,301     40,696
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.940    $15.203
Accumulation Unit Value, End of Period                                                          $14.940   $15.203    $15.000
Number of Units Outstanding, End of Period                                                          305       305        305
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.001     $9.962
Accumulation Unit Value, End of Period                                                          $10.001    $9.962     $9.958
Number of Units Outstanding, End of Period                                                          178     2,468      7,100
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.919     $9.827
Accumulation Unit Value, End of Period                                                           $9.919    $9.827     $9.921
Number of Units Outstanding, End of Period                                                       11,077    17,212     25,543
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.093    $13.132
Accumulation Unit Value, End of Period                                                          $12.093   $13.132    $13.504
Number of Units Outstanding, End of Period                                                        1,870     4,817     16,955
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.014    $13.025
Accumulation Unit Value, End of Period                                                          $12.014   $13.025    $13.859
Number of Units Outstanding, End of Period                                                        1,044     1,038      2,512
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.486    $13.603
Accumulation Unit Value, End of Period                                                          $11.486   $13.603    $15.316
Number of Units Outstanding, End of Period                                                          459         0      1,388
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.300    $12.247
Accumulation Unit Value, End of Period                                                          $11.300   $12.247    $13.523
Number of Units Outstanding, End of Period                                                          326       325      2,379
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.887    $18.029
Accumulation Unit Value, End of Period                                                          $14.887   $18.029    $23.746
Number of Units Outstanding, End of Period                                                          460       459      1,794
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.602    $12.739
Accumulation Unit Value, End of Period                                                          $11.602   $12.739    $13.469
Number of Units Outstanding, End of Period                                                            0       280      5,958
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.695    $12.370
Accumulation Unit Value, End of Period                                                          $11.695   $12.370    $14.066
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.230    $13.579
Accumulation Unit Value, End of Period                                                          $12.230   $13.579    $14.972
Number of Units Outstanding, End of Period                                                          134     2,268     11,038
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.094    $15.661
Accumulation Unit Value, End of Period                                                          $13.094   $15.661    $18.088
Number of Units Outstanding, End of Period                                                          195     1,341      5,613
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.598    $15.926
Accumulation Unit Value, End of Period                                                          $13.598   $15.926    $17.701
Number of Units Outstanding, End of Period                                                          392       631      1,190
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.386    $15.094
Accumulation Unit Value, End of Period                                                          $13.386   $15.094    $16.668
Number of Units Outstanding, End of Period                                                          198       552      6,038
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.763    $17.100
Accumulation Unit Value, End of Period                                                          $12.763   $17.100    $19.658
Number of Units Outstanding, End of Period                                                          552     3,333      8,991
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.842    $14.527
Accumulation Unit Value, End of Period                                                          $12.842   $14.527    $15.894
Number of Units Outstanding, End of Period                                                            0     2,202      2,808
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.504    $14.457
Accumulation Unit Value, End of Period                                                          $12.504   $14.457    $14.820
Number of Units Outstanding, End of Period                                                          712    10,498     33,394
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.833    $12.441
Accumulation Unit Value, End of Period                                                          $11.833   $12.441    $13.185
Number of Units Outstanding, End of Period                                                           85        87      3,550
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.402    $13.935
Accumulation Unit Value, End of Period                                                          $12.402   $13.935    $15.055
Number of Units Outstanding, End of Period                                                          105     2,949     10,705
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.900    $14.078
Accumulation Unit Value, End of Period                                                          $12.900   $14.078    $14.614
Number of Units Outstanding, End of Period                                                            0     2,114      3,731
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.247    $12.822
Accumulation Unit Value, End of Period                                                          $12.247   $12.822    $13.708
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.765    $12.220
Accumulation Unit Value, End of Period                                                          $11.765   $12.220    $12.678
Number of Units Outstanding, End of Period                                                            0     1,680      3,690
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.808
Accumulation Unit Value, End of Period                                                               --   $10.808    $11.415
Number of Units Outstanding, End of Period                                                           --         0      1,590
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.458    $14.049
Accumulation Unit Value, End of Period                                                          $12.458   $14.049    $15.442
Number of Units Outstanding, End of Period                                                            0     2,776     12,139
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.292    $13.461
Accumulation Unit Value, End of Period                                                          $12.292   $13.461    $13.863
Number of Units Outstanding, End of Period                                                        2,113     6,277      6,566
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.882
Number of Units Outstanding, End of Period                                                           --        --      5,805
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.492    $12.259
Accumulation Unit Value, End of Period                                                          $11.492   $12.259    $13.862
Number of Units Outstanding, End of Period                                                          316       597        314
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.618    $15.966
Accumulation Unit Value, End of Period                                                          $13.618   $15.966    $16.764
Number of Units Outstanding, End of Period                                                          341     3,952      7,684
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.960
Number of Units Outstanding, End of Period                                                           --        --      3,098
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.739
Number of Units Outstanding, End of Period                                                           --        --        899
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.897
Number of Units Outstanding, End of Period                                                           --        --     11,312
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.095
Number of Units Outstanding, End of Period                                                           --        --      4,258
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.481
Number of Units Outstanding, End of Period                                                           --        --      2,203
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.116
Number of Units Outstanding, End of Period                                                           --        --      1,684
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.159
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.699
Accumulation Unit Value, End of Period                                                               --   $10.699    $10.884
Number of Units Outstanding, End of Period                                                           --     2,957      7,296
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.244
Accumulation Unit Value, End of Period                                                               --   $11.244    $11.249
Number of Units Outstanding, End of Period                                                           --     6,491     13,338
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.386
Number of Units Outstanding, End of Period                                                           --        --      2,220
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.955
Accumulation Unit Value, End of Period                                                               --   $10.955    $11.926
Number of Units Outstanding, End of Period                                                           --       505     10,304
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.523
Accumulation Unit Value, End of Period                                                               --   $11.523    $12.500
Number of Units Outstanding, End of Period                                                           --     2,766     14,550
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.528
Number of Units Outstanding, End of Period                                                           --        --      2,871
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.382
Number of Units Outstanding, End of Period                                                           --        --      2,222
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.348
Number of Units Outstanding, End of Period                                                           --        --     11,416
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.276
Number of Units Outstanding, End of Period                                                           --        --      2,261
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.323    $12.063
Accumulation Unit Value, End of Period                                                          $11.323   $12.063    $12.353
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.297    $13.453
Accumulation Unit Value, End of Period                                                          $12.297   $13.453    $13.939
Number of Units Outstanding, End of Period                                                            0         0        478
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.667    $14.492
Accumulation Unit Value, End of Period                                                          $12.667   $14.492    $16.010
Number of Units Outstanding, End of Period                                                          242     2,692      5,814
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.163    $13.490
Accumulation Unit Value, End of Period                                                          $12.163   $13.490    $14.452
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.929
Number of Units Outstanding, End of Period                                                           --        --      4,054
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.732    $12.132
Accumulation Unit Value, End of Period                                                          $11.732   $12.132    $12.626
Number of Units Outstanding, End of Period                                                            0     1,685      1,585



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May
1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.55% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.197    $13.480
Accumulation Unit Value, End of Period                                                          $12.197   $13.480    $16.256
Number of Units Outstanding, End of Period                                                          623       523        879
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.223    $12.996
Accumulation Unit Value, End of Period                                                          $12.223   $12.996    $13.454
Number of Units Outstanding, End of Period                                                        1,616    29,623     30,076
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.848    $12.907
Accumulation Unit Value, End of Period                                                          $11.848   $12.907    $14.953
Number of Units Outstanding, End of Period                                                        1,790    17,173     16,295
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.652    $13.983
Accumulation Unit Value, End of Period                                                          $12.652   $13.983    $14.889
Number of Units Outstanding, End of Period                                                        2,600     9,341      9,230
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.564    $13.862
Accumulation Unit Value, End of Period                                                          $12.564   $13.862    $14.499
Number of Units Outstanding, End of Period                                                          662       997        967
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.931    $14.568
Accumulation Unit Value, End of Period                                                          $12.931   $14.568    $15.199
Number of Units Outstanding, End of Period                                                        2,247     5,895      6,958
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.297    $12.162
Accumulation Unit Value, End of Period                                                          $11.297   $12.162    $12.181
Number of Units Outstanding, End of Period                                                        1,291     7,168      7,800
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.630    $12.653
Accumulation Unit Value, End of Period                                                          $11.630   $12.653    $13.267
Number of Units Outstanding, End of Period                                                        1,291     2,420      3,027
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.279    $10.613
Accumulation Unit Value, End of Period                                                          $10.279   $10.613    $10.750
Number of Units Outstanding, End of Period                                                        9,635    55,986     84,876
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.919    $15.152
Accumulation Unit Value, End of Period                                                          $14.919   $15.152    $14.919
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.988     $9.929
Accumulation Unit Value, End of Period                                                           $9.988    $9.929     $9.904
Number of Units Outstanding, End of Period                                                          579     5,610     14,195
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.906     $9.793
Accumulation Unit Value, End of Period                                                           $9.906    $9.793     $9.867
Number of Units Outstanding, End of Period                                                        1,824    51,934     59,633
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.077    $13.088
Accumulation Unit Value, End of Period                                                          $12.077   $13.088    $13.431
Number of Units Outstanding, End of Period                                                        3,737    10,590     17,136
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.997    $12.981
Accumulation Unit Value, End of Period                                                          $11.997   $12.981    $13.784
Number of Units Outstanding, End of Period                                                        8,940    12,775     11,067
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.470    $13.557
Accumulation Unit Value, End of Period                                                          $11.470   $13.557    $15.233
Number of Units Outstanding, End of Period                                                            0       116      1,413
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.285    $12.206
Accumulation Unit Value, End of Period                                                          $11.285   $12.206    $13.450
Number of Units Outstanding, End of Period                                                        1,551     3,809      3,137
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.867    $17.968
Accumulation Unit Value, End of Period                                                          $14.867   $17.968    $23.618
Number of Units Outstanding, End of Period                                                        2,327     4,136      6,349
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.586    $12.696
Accumulation Unit Value, End of Period                                                          $11.586   $12.696    $13.397
Number of Units Outstanding, End of Period                                                          629     6,153     18,434
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.679    $12.328
Accumulation Unit Value, End of Period                                                          $11.679   $12.328    $13.990
Number of Units Outstanding, End of Period                                                        1,152     1,427      1,419
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.213    $13.533
Accumulation Unit Value, End of Period                                                          $12.213   $13.533    $14.891
Number of Units Outstanding, End of Period                                                        6,414    19,015     23,225
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.076    $15.608
Accumulation Unit Value, End of Period                                                          $13.076   $15.608    $17.990
Number of Units Outstanding, End of Period                                                          717     2,943     15,439
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.580    $15.872
Accumulation Unit Value, End of Period                                                          $13.580   $15.872    $17.606
Number of Units Outstanding, End of Period                                                        3,993    12,899     12,585
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.368    $15.043
Accumulation Unit Value, End of Period                                                          $13.368   $15.043    $16.578
Number of Units Outstanding, End of Period                                                        6,362    15,793     20,993
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.746    $17.042
Accumulation Unit Value, End of Period                                                          $12.746   $17.042    $19.552
Number of Units Outstanding, End of Period                                                        3,713    10,784     22,939
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.824    $14.478
Accumulation Unit Value, End of Period                                                          $12.824   $14.478    $15.808
Number of Units Outstanding, End of Period                                                        2,230     3,794      6,935
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.487    $14.408
Accumulation Unit Value, End of Period                                                          $12.487   $14.408    $14.740
Number of Units Outstanding, End of Period                                                       12,014    41,479     69,291
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.817    $12.399
Accumulation Unit Value, End of Period                                                          $11.817   $12.399    $13.114
Number of Units Outstanding, End of Period                                                          751     4,567      4,493
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.385    $13.888
Accumulation Unit Value, End of Period                                                          $12.385   $13.888    $14.974
Number of Units Outstanding, End of Period                                                        7,678    24,955     27,392
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.883    $14.031
Accumulation Unit Value, End of Period                                                          $12.883   $14.031    $14.535
Number of Units Outstanding, End of Period                                                            0     5,523      6,236
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.230    $12.778
Accumulation Unit Value, End of Period                                                          $12.230   $12.778    $13.634
Number of Units Outstanding, End of Period                                                        1,859     1,855      1,141
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.749    $12.179
Accumulation Unit Value, End of Period                                                          $11.749   $12.179    $12.609
Number of Units Outstanding, End of Period                                                          208     3,122      3,175
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.793
Accumulation Unit Value, End of Period                                                               --   $10.793    $11.376
Number of Units Outstanding, End of Period                                                           --    11,166     11,086
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.441    $14.001
Accumulation Unit Value, End of Period                                                          $12.441   $14.001    $15.359
Number of Units Outstanding, End of Period                                                          321     1,519      5,607
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.275    $13.415
Accumulation Unit Value, End of Period                                                          $12.275   $13.415    $13.788
Number of Units Outstanding, End of Period                                                        3,995    17,265     16,861
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.866
Number of Units Outstanding, End of Period                                                           --        --      9,392
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.476    $12.217
Accumulation Unit Value, End of Period                                                          $11.476   $12.217    $13.788
Number of Units Outstanding, End of Period                                                          936     2,090      2,045
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.600    $15.912
Accumulation Unit Value, End of Period                                                          $13.600   $15.912    $16.673
Number of Units Outstanding, End of Period                                                        1,212    11,663     14,974
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.945
Number of Units Outstanding, End of Period                                                           --        --      1,109
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.724
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.881
Number of Units Outstanding, End of Period                                                           --        --     12,903
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.080
Number of Units Outstanding, End of Period                                                           --        --      7,580
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.466
Number of Units Outstanding, End of Period                                                           --        --      1,658
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.099
Number of Units Outstanding, End of Period                                                           --        --      2,565
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.144
Number of Units Outstanding, End of Period                                                           --        --      3,696
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.685
Accumulation Unit Value, End of Period                                                               --   $10.685    $10.847
Number of Units Outstanding, End of Period                                                           --     5,890     15,698
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.229
Accumulation Unit Value, End of Period                                                               --   $11.229    $11.211
Number of Units Outstanding, End of Period                                                           --       937     16,340
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.370
Number of Units Outstanding, End of Period                                                           --        --        207
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.941
Accumulation Unit Value, End of Period                                                               --   $10.941    $11.886
Number of Units Outstanding, End of Period                                                           --       840     11,565
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.508
Accumulation Unit Value, End of Period                                                               --   $11.508    $12.458
Number of Units Outstanding, End of Period                                                           --       773     12,780
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.514
Number of Units Outstanding, End of Period                                                           --        --      3,085
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.366
Number of Units Outstanding, End of Period                                                           --        --      2,717
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.333
Number of Units Outstanding, End of Period                                                           --        --     11,367
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.261
Number of Units Outstanding, End of Period                                                           --        --      6,856
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.307    $12.022
Accumulation Unit Value, End of Period                                                          $11.307   $12.022    $12.286
Number of Units Outstanding, End of Period                                                        1,192     5,170      6,514
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.281    $13.408
Accumulation Unit Value, End of Period                                                          $12.281   $13.408    $13.864
Number of Units Outstanding, End of Period                                                            0     3,765      3,723
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.650    $14.443
Accumulation Unit Value, End of Period                                                          $12.650   $14.443    $15.923
Number of Units Outstanding, End of Period                                                        3,657     8,072     10,263
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.147    $13.444
Accumulation Unit Value, End of Period                                                          $12.147   $13.444    $14.374
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.915
Number of Units Outstanding, End of Period                                                           --        --      3,664
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.716    $12.091
Accumulation Unit Value, End of Period                                                          $11.716   $12.091    $12.558
Number of Units Outstanding, End of Period                                                          298     4,319      4,848



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity  Contracts and all of the Variable  Sub-Accounts
shown below were first offered with the Enhanced Beneficiary  Protection (Annual
Increase)  Option and the Earnings  Protection  Death Benefit  Option (age 0-70)
under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity,
FTVIP  Franklin High Income,  FTVIP  Franklin  Income  Securities,  FTVIP Mutual
Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts,
which  were  first  offered  under  the  Contracts  on  May  1,  2004,  and  the
AllianceBernstein  International Value - Class B, the AllianceBernstein  Utility
Income - Class  B, the  AllianceBernstein  Value - Class  B,  the  Fidelity  VIP
Contrafund(R)  - Service  Class 2, the  Fidelity  VIP  Growth & Income - Service
Class 2, the  Fidelity  VIP High Income - Service  Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth  Securities - Class 2,
the FTVIP Mutual  Discovery  Securities - Class 2, the Goldman  Sachs VIT CORESM
Small Cap Equity,  the Goldman Sachs VIT CORESM U.S.  Equity,  the Goldman Sachs
VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam
VT New Value - Class IB Variable Sub-Accounts which were first offered under the
Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2
Sub-Account,  the PIMCO VIT  Commodity  Real  Return  Strategy - Advisor  Shares
Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO
VIT Real Return - Advisor Shares  Sub-Account,  PIMCO VIT Total Return - Advisor
Shares Sub-Account and the Van Kampen UIF International  Growth Equity, Class II
Sub-Account  which  were  first  offered  under the  Contracts  on May 1,  2006.
Accumulation Unit Values for the Variable  Sub-Accounts  first offered under the
Contracts on May 1, 2006, are not shown.  The  Accumulation  Unit Values in this
table   reflects  a  mortality   and  expense   risk  charge  of  1.65%  and  an
administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.188    $13.457
Accumulation Unit Value, End of Period                                                          $12.188   $13.457    $16.212
Number of Units Outstanding, End of Period                                                           38        37         37
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.214    $12.974
Accumulation Unit Value, End of Period                                                          $12.214   $12.974    $13.418
Number of Units Outstanding, End of Period                                                       29,230    42,426     42,667
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.840    $12.885
Accumulation Unit Value, End of Period                                                          $11.840   $12.885    $14.912
Number of Units Outstanding, End of Period                                                        3,876    12,034     20,762
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.643    $13.959
Accumulation Unit Value, End of Period                                                          $12.643   $13.959    $14.849
Number of Units Outstanding, End of Period                                                        4,174     6,513      6,840
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.556    $13.839
Accumulation Unit Value, End of Period                                                          $12.556   $13.839    $14.460
Number of Units Outstanding, End of Period                                                        3,446     5,895      6,095
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.923    $14.543
Accumulation Unit Value, End of Period                                                          $12.923   $14.543    $15.158
Number of Units Outstanding, End of Period                                                        3,343     7,012      8,447
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.289    $12.141
Accumulation Unit Value, End of Period                                                          $11.289   $12.141    $12.148
Number of Units Outstanding, End of Period                                                       11,891    17,458     11,932
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.622    $12.631
Accumulation Unit Value, End of Period                                                          $11.622   $12.631    $13.232
Number of Units Outstanding, End of Period                                                          874     1,852      1,841
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.272    $10.595
Accumulation Unit Value, End of Period                                                          $10.272   $10.595    $10.721
Number of Units Outstanding, End of Period                                                       13,312    43,413     54,063
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.909    $15.126
Accumulation Unit Value, End of Period                                                          $14.909   $15.126    $14.879
Number of Units Outstanding, End of Period                                                        1,067       531        372
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.981     $9.912
Accumulation Unit Value, End of Period                                                           $9.981    $9.912     $9.877
Number of Units Outstanding, End of Period                                                       28,671    36,006     33,836
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.899     $9.777
Accumulation Unit Value, End of Period                                                           $9.899    $9.777     $9.841
Number of Units Outstanding, End of Period                                                       44,250    45,822     61,920
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.069    $13.066
Accumulation Unit Value, End of Period                                                          $12.069   $13.066    $13.395
Number of Units Outstanding, End of Period                                                        9,175    25,185     80,663
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.989    $12.959
Accumulation Unit Value, End of Period                                                          $11.989   $12.959    $13.747
Number of Units Outstanding, End of Period                                                        8,088    10,334      8,465
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.462    $13.534
Accumulation Unit Value, End of Period                                                          $11.462   $13.534    $15.192
Number of Units Outstanding, End of Period                                                          404     1,334      1,360
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.277    $12.185
Accumulation Unit Value, End of Period                                                          $11.277   $12.185    $13.413
Number of Units Outstanding, End of Period                                                          228       756      1,761
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.857    $17.937
Accumulation Unit Value, End of Period                                                          $14.857   $17.937    $23.554
Number of Units Outstanding, End of Period                                                          639     1,524      1,532
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.579    $12.307
Accumulation Unit Value, End of Period                                                          $11.671   $12.307    $13.952
Number of Units Outstanding, End of Period                                                        3,421     9,249      9,435
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.671    $12.675
Accumulation Unit Value, End of Period                                                          $11.579   $12.675    $13.360
Number of Units Outstanding, End of Period                                                        4,530     8,394     11,710
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.205    $13.510
Accumulation Unit Value, End of Period                                                          $12.205   $13.510    $14.851
Number of Units Outstanding, End of Period                                                        9,002    16,072     21,812
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.067    $15.582
Accumulation Unit Value, End of Period                                                          $13.067   $15.582    $17.941
Number of Units Outstanding, End of Period                                                        5,895    14,663     13,905
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.570    $15.845
Accumulation Unit Value, End of Period                                                          $13.570   $15.845    $17.558
Number of Units Outstanding, End of Period                                                        5,310    12,824     12,546
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.359    $15.018
Accumulation Unit Value, End of Period                                                          $13.359   $15.018    $16.533
Number of Units Outstanding, End of Period                                                        9,238    14,116     18,484
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.737    $17.013
Accumulation Unit Value, End of Period                                                          $12.737   $17.013    $19.499
Number of Units Outstanding, End of Period                                                        1,631     5,949      9,640
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.816    $14.454
Accumulation Unit Value, End of Period                                                          $12.816   $14.454    $15.765
Number of Units Outstanding, End of Period                                                        7,172     7,754      7,320
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.479    $14.384
Accumulation Unit Value, End of Period                                                          $12.479   $14.384    $14.700
Number of Units Outstanding, End of Period                                                       37,053    64,842     78,954
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.809    $12.378
Accumulation Unit Value, End of Period                                                          $11.809   $12.378    $13.079
Number of Units Outstanding, End of Period                                                        4,759     7,793     10,109
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.377    $13.865
Accumulation Unit Value, End of Period                                                          $12.377   $13.865    $14.933
Number of Units Outstanding, End of Period                                                       31,722    48,885     49,163
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.874    $14.007
Accumulation Unit Value, End of Period                                                          $12.874   $14.007    $14.496
Number of Units Outstanding, End of Period                                                        1,144     5,888      6,637
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.222    $12.757
Accumulation Unit Value, End of Period                                                          $12.222   $12.757    $13.597
Number of Units Outstanding, End of Period                                                        1,004     1,335      1,686
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.741    $12.158
Accumulation Unit Value, End of Period                                                          $11.741   $12.158    $12.575
Number of Units Outstanding, End of Period                                                        8,638    11,224      8,368
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.786
Accumulation Unit Value, End of Period                                                               --   $10.786    $11.357
Number of Units Outstanding, End of Period                                                           --       177      1,941
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.433    $13.977
Accumulation Unit Value, End of Period                                                          $12.433   $13.977    $15.317
Number of Units Outstanding, End of Period                                                        6,650    12,752     12,193
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.267    $13.393
Accumulation Unit Value, End of Period                                                          $12.267   $13.393    $13.751
Number of Units Outstanding, End of Period                                                        7,287    12,582     13,389
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.858
Number of Units Outstanding, End of Period                                                           --        --      6,883
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.468    $12.197
Accumulation Unit Value, End of Period                                                          $11.468   $12.197    $13.750
Number of Units Outstanding, End of Period                                                        2,751     3,106      3,119
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.591    $15.885
Accumulation Unit Value, End of Period                                                          $13.591   $15.885    $16.628
Number of Units Outstanding, End of Period                                                        3,449     7,652     12,394
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.937
Number of Units Outstanding, End of Period                                                           --        --      5,782
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.717
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.872
Number of Units Outstanding, End of Period                                                           --        --      7,206
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.073
Number of Units Outstanding, End of Period                                                           --        --      1,493
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.459
Number of Units Outstanding, End of Period                                                           --        --        389
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.091
Number of Units Outstanding, End of Period                                                           --        --      8,478
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.136
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.677
Accumulation Unit Value, End of Period                                                               --   $10.677    $10.829
Number of Units Outstanding, End of Period                                                           --     5,103      6,128
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.221
Accumulation Unit Value, End of Period                                                               --   $11.221    $11.192
Number of Units Outstanding, End of Period                                                           --         0     17,818
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.362
Number of Units Outstanding, End of Period                                                           --        --      2,061
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.933
Accumulation Unit Value, End of Period                                                               --   $10.933    $11.865
Number of Units Outstanding, End of Period                                                           --         0        548
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.500
Accumulation Unit Value, End of Period                                                               --   $11.500    $12.437
Number of Units Outstanding, End of Period                                                           --       452     14,246
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.506
Number of Units Outstanding, End of Period                                                           --        --        949
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.358
Number of Units Outstanding, End of Period                                                           --        --      4,856
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.325
Number of Units Outstanding, End of Period                                                           --        --      4,549
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.253
Number of Units Outstanding, End of Period                                                           --        --      4,225
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.300    $12.002
Accumulation Unit Value, End of Period                                                          $11.300   $12.002    $12.253
Number of Units Outstanding, End of Period                                                          437     4,389      6,373
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.272    $13.385
Accumulation Unit Value, End of Period                                                          $12.272   $13.385    $13.826
Number of Units Outstanding, End of Period                                                           96       387        506
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.641    $14.418
Accumulation Unit Value, End of Period                                                          $12.641   $14.418    $15.880
Number of Units Outstanding, End of Period                                                        1,220     5,897      6,991
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.138    $13.421
Accumulation Unit Value, End of Period                                                          $12.138   $13.421    $14.335
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.907
Number of Units Outstanding, End of Period                                                           --        --      1,636
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.708    $12.071
Accumulation Unit Value, End of Period                                                          $11.708   $12.071    $12.524
Number of Units Outstanding, End of Period                                                        5,894    10,216      8,665

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE VARIABLE ANNUITY CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced
Beneficiary Protection (Annual Increase) Option, and the Earnings Protection
Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin
Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.85% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.172    $13.411
Accumulation Unit Value, End of Period                                                          $12.172   $13.411    $16.124
Number of Units Outstanding, End of Period                                                       11,272    19,176     15,803
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.198    $12.930
Accumulation Unit Value, End of Period                                                          $12.198   $12.930    $13.345
Number of Units Outstanding, End of Period                                                       96,943   141,091    135,327
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.824    $12.841
Accumulation Unit Value, End of Period                                                          $11.824   $12.841    $14.831
Number of Units Outstanding, End of Period                                                       99,684   131,320    119,959
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.626    $13.912
Accumulation Unit Value, End of Period                                                          $12.626   $13.912    $14.768
Number of Units Outstanding, End of Period                                                       45,726    55,666     49,938
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.539    $13.792
Accumulation Unit Value, End of Period                                                          $12.539   $13.792    $14.382
Number of Units Outstanding, End of Period                                                       10,641    13,270     10,719
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.905    $14.494
Accumulation Unit Value, End of Period                                                          $12.905   $14.494    $15.075
Number of Units Outstanding, End of Period                                                       52,452    58,131     55,619
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.274    $12.100
Accumulation Unit Value, End of Period                                                          $11.274   $12.100    $12.082
Number of Units Outstanding, End of Period                                                       16,455    21,842     14,419
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.606    $12.589
Accumulation Unit Value, End of Period                                                          $11.606   $12.589    $13.160
Number of Units Outstanding, End of Period                                                       21,520    18,397     17,345
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.258    $10.559
Accumulation Unit Value, End of Period                                                          $10.258   $10.559    $10.662
Number of Units Outstanding, End of Period                                                       54,389   114,486    124,823
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.889    $15.075
Accumulation Unit Value, End of Period                                                          $14.889   $15.075    $14.798
Number of Units Outstanding, End of Period                                                       17,452    18,949     14,404
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.967     $9.878
Accumulation Unit Value, End of Period                                                           $9.967    $9.878     $9.823
Number of Units Outstanding, End of Period                                                       67,512    85,706     85,561
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.886     $9.744
Accumulation Unit Value, End of Period                                                           $9.886    $9.744     $9.787
Number of Units Outstanding, End of Period                                                       54,904    67,416     79,970
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.052    $13.021
Accumulation Unit Value, End of Period                                                          $12.052   $13.021    $13.322
Number of Units Outstanding, End of Period                                                       77,623    83,850     87,092
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.973    $12.915
Accumulation Unit Value, End of Period                                                          $11.973   $12.915    $13.673
Number of Units Outstanding, End of Period                                                       28,690    66,117     60,584
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.447    $13.488
Accumulation Unit Value, End of Period                                                          $11.447   $13.488    $15.110
Number of Units Outstanding, End of Period                                                        6,044     7,208      7,714
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.262    $12.144
Accumulation Unit Value, End of Period                                                          $11.262   $12.144    $13.341
Number of Units Outstanding, End of Period                                                        9,670    13,461     13,187
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.836    $17.876
Accumulation Unit Value, End of Period                                                          $14.836   $17.876    $23.426
Number of Units Outstanding, End of Period                                                       14,426    18,272     16,849
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.655    $12.266
Accumulation Unit Value, End of Period                                                          $11.655   $12.266    $13.876
Number of Units Outstanding, End of Period                                                       11,195    20,213     18,873
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.563    $12.632
Accumulation Unit Value, End of Period                                                          $11.563   $12.632    $13.288
Number of Units Outstanding, End of Period                                                       11,228    27,925     37,859
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.188    $13.464
Accumulation Unit Value, End of Period                                                          $12.188   $13.464    $14.770
Number of Units Outstanding, End of Period                                                       38,226    71,788     77,874
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.049    $15.529
Accumulation Unit Value, End of Period                                                          $13.049   $15.529    $17.844
Number of Units Outstanding, End of Period                                                       37,481    66,075     62,142
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.552    $15.791
Accumulation Unit Value, End of Period                                                          $13.552   $15.791    $17.463
Number of Units Outstanding, End of Period                                                       26,227    38,379     38,617
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.340    $14.967
Accumulation Unit Value, End of Period                                                          $13.340   $14.967    $16.443
Number of Units Outstanding, End of Period                                                       59,259    95,207     95,716
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.720    $16.956
Accumulation Unit Value, End of Period                                                          $12.720   $16.956    $19.393
Number of Units Outstanding, End of Period                                                       30,313    43,744     41,791
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.798    $14.405
Accumulation Unit Value, End of Period                                                          $12.798   $14.405    $15.680
Number of Units Outstanding, End of Period                                                       16,909    16,456     15,578
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.462    $14.335
Accumulation Unit Value, End of Period                                                          $12.462   $14.335    $14.621
Number of Units Outstanding, End of Period                                                      146,585   217,115    232,406
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.793    $12.336
Accumulation Unit Value, End of Period                                                          $11.793   $12.336    $13.008
Number of Units Outstanding, End of Period                                                       51,308    53,186     58,532
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.360    $13.818
Accumulation Unit Value, End of Period                                                          $12.360   $13.818    $14.852
Number of Units Outstanding, End of Period                                                       84,694   128,725    126,795
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.856    $13.959
Accumulation Unit Value, End of Period                                                          $12.856   $13.959    $14.418
Number of Units Outstanding, End of Period                                                       22,576    33,636     32,625
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.205    $12.713
Accumulation Unit Value, End of Period                                                          $12.205   $12.713    $13.523
Number of Units Outstanding, End of Period                                                       17,983    18,417     17,072
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.725    $12.117
Accumulation Unit Value, End of Period                                                          $11.725   $12.117    $12.507
Number of Units Outstanding, End of Period                                                        8,450    12,113     11,939
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.771
Accumulation Unit Value, End of Period                                                               --   $10.771    $11.319
Number of Units Outstanding, End of Period                                                           --     8,605      8,247
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.416    $13.930
Accumulation Unit Value, End of Period                                                          $12.416   $13.930    $15.235
Number of Units Outstanding, End of Period                                                       25,917    42,746     42,415
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.250    $13.347
Accumulation Unit Value, End of Period                                                          $12.250   $13.347    $13.677
Number of Units Outstanding, End of Period                                                       85,116   126,129    112,719
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.841
Number of Units Outstanding, End of Period                                                           --        --      5,353
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.453    $12.155
Accumulation Unit Value, End of Period                                                          $11.453   $12.155    $13.676
Number of Units Outstanding, End of Period                                                       15,768    31,643     32,073
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.572    $15.832
Accumulation Unit Value, End of Period                                                          $13.572   $15.832    $16.538
Number of Units Outstanding, End of Period                                                       24,310    38,309     42,551
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.922
Number of Units Outstanding, End of Period                                                           --        --        738
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.702
Number of Units Outstanding, End of Period                                                           --        --        362
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.856
Number of Units Outstanding, End of Period                                                           --        --     15,726
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.058
Number of Units Outstanding, End of Period                                                           --        --      3,967
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.445
Number of Units Outstanding, End of Period                                                           --        --      1,921
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.074
Number of Units Outstanding, End of Period                                                           --        --      4,100
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.121
Number of Units Outstanding, End of Period                                                           --        --        489
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.663
Accumulation Unit Value, End of Period                                                               --   $10.663    $10.792
Number of Units Outstanding, End of Period                                                           --     6,325      8,169
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.206
Accumulation Unit Value, End of Period                                                               --   $11.206    $11.154
Number of Units Outstanding, End of Period                                                           --     3,044     14,696
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.347
Number of Units Outstanding, End of Period                                                           --        --      2,482
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.918
Accumulation Unit Value, End of Period                                                               --   $10.918    $11.825
Number of Units Outstanding, End of Period                                                           --     1,343      8,181
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.484
Accumulation Unit Value, End of Period                                                               --   $11.484    $12.395
Number of Units Outstanding, End of Period                                                           --    14,835     34,582
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.492
Number of Units Outstanding, End of Period                                                           --        --      4,390
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.343
Number of Units Outstanding, End of Period                                                           --        --      4,759
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.309
Number of Units Outstanding, End of Period                                                           --        --      4,885
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.238
Number of Units Outstanding, End of Period                                                           --        --      2,159
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.284    $11.961
Accumulation Unit Value, End of Period                                                          $11.284   $11.961    $12.187
Number of Units Outstanding, End of Period                                                        2,807     3,301      7,058
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.255    $13.340
Accumulation Unit Value, End of Period                                                          $12.255   $13.340    $13.751
Number of Units Outstanding, End of Period                                                       36,160    38,714     35,632
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.624    $14.369
Accumulation Unit Value, End of Period                                                          $12.624   $14.369    $15.794
Number of Units Outstanding, End of Period                                                       20,267    42,996     40,716
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.122    $13.376
Accumulation Unit Value, End of Period                                                          $12.122   $13.376    $14.257
Number of Units Outstanding, End of Period                                                        2,973     3,768      3,224
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.892
Number of Units Outstanding, End of Period                                                           --        --      2,158
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.692    $12.030
Accumulation Unit Value, End of Period                                                          $11.692   $12.030    $12.456
Number of Units Outstanding, End of Period                                                       24,460    34,436     34,433


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
71-79))
-------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option
(age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap
Core Equity, FTVIP Franklin High Income, FTVIP
Franklin Income Securities, FTVIP
Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable
Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein
Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity
VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service
Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs
VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market -
Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy -
Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares
Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT
Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International
Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit
Values in this table reflects a mortality and expense risk charge of 1.50% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.201    $13.491
Accumulation Unit Value, End of Period                                                          $12.201   $13.491    $16.278
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.227    $13.007
Accumulation Unit Value, End of Period                                                          $12.227   $13.007    $13.473
Number of Units Outstanding, End of Period                                                            0     6,539      7,575
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.852    $12.918
Accumulation Unit Value, End of Period                                                          $11.852   $12.918    $14.973
Number of Units Outstanding, End of Period                                                            0     7,089     11,801
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.656    $13.995
Accumulation Unit Value, End of Period                                                          $12.656   $13.995    $14.909
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.568    $13.874
Accumulation Unit Value, End of Period                                                          $12.568   $13.874    $14.519
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.936    $14.580
Accumulation Unit Value, End of Period                                                          $12.936   $14.580    $15.219
Number of Units Outstanding, End of Period                                                            0     1,316      3,102
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.301    $12.172
Accumulation Unit Value, End of Period                                                          $11.301   $12.172    $12.197
Number of Units Outstanding, End of Period                                                          209     1,838      1,737
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.634    $12.664
Accumulation Unit Value, End of Period                                                          $11.634   $12.664    $13.285
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.283    $10.622
Accumulation Unit Value, End of Period                                                          $10.283   $10.622    $10.764
Number of Units Outstanding, End of Period                                                            0    33,867     32,307
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.925    $15.164
Accumulation Unit Value, End of Period                                                          $14.925   $15.164    $14.939
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.991     $9.937
Accumulation Unit Value, End of Period                                                           $9.991    $9.937     $9.917
Number of Units Outstanding, End of Period                                                        1,581     3,880      4,734
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.909     $9.802
Accumulation Unit Value, End of Period                                                           $9.909    $9.802     $9.881
Number of Units Outstanding, End of Period                                                        9,025    24,193     25,408
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.081    $13.099
Accumulation Unit Value, End of Period                                                          $12.081   $13.099    $13.449
Number of Units Outstanding, End of Period                                                            0     8,607     16,549
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.001    $12.992
Accumulation Unit Value, End of Period                                                          $12.001   $12.992    $13.803
Number of Units Outstanding, End of Period                                                            0     5,795      4,347
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.474    $13.568
Accumulation Unit Value, End of Period                                                          $11.474   $13.568    $15.254
Number of Units Outstanding, End of Period                                                            0         0        252
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.288    $12.216
Accumulation Unit Value, End of Period                                                          $11.288   $12.216    $13.468
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.872    $17.983
Accumulation Unit Value, End of Period                                                          $14.872   $17.983    $23.650
Number of Units Outstanding, End of Period                                                            0         0        177
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.590    $12.707
Accumulation Unit Value, End of Period                                                          $11.590   $12.707    $13.415
Number of Units Outstanding, End of Period                                                            0     8,183     13,539
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.683    $12.339
Accumulation Unit Value, End of Period                                                          $11.683   $12.339    $14.009
Number of Units Outstanding, End of Period                                                          608     2,509          0
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.217    $13.545
Accumulation Unit Value, End of Period                                                          $12.217   $13.545    $14.911
Number of Units Outstanding, End of Period                                                            0     4,087      7,117
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.080    $15.621
Accumulation Unit Value, End of Period                                                          $13.080   $15.621    $18.015
Number of Units Outstanding, End of Period                                                            0     1,735      1,778
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.584    $15.885
Accumulation Unit Value, End of Period                                                          $13.584   $15.885    $17.630
Number of Units Outstanding, End of Period                                                            0       101          0
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.372    $15.056
Accumulation Unit Value, End of Period                                                          $13.372   $15.056    $16.600
Number of Units Outstanding, End of Period                                                          659       901      4,738
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.750    $17.057
Accumulation Unit Value, End of Period                                                          $12.750   $17.057    $19.578
Number of Units Outstanding, End of Period                                                            0     5,557      4,391
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.829    $14.490
Accumulation Unit Value, End of Period                                                          $12.829   $14.490    $15.829
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.491    $14.421
Accumulation Unit Value, End of Period                                                          $12.491   $14.421    $14.760
Number of Units Outstanding, End of Period                                                          697    13,897     23,528
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.821    $12.409
Accumulation Unit Value, End of Period                                                          $11.821   $12.409    $13.132
Number of Units Outstanding, End of Period                                                          701         0      1,202
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.390    $13.900
Accumulation Unit Value, End of Period                                                          $12.390   $13.900    $14.994
Number of Units Outstanding, End of Period                                                            0     2,737      4,326
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.887    $14.042
Accumulation Unit Value, End of Period                                                          $12.887   $14.042    $14.555
Number of Units Outstanding, End of Period                                                            0     2,709      1,033
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.234    $12.789
Accumulation Unit Value, End of Period                                                          $12.234   $12.789    $13.652
Number of Units Outstanding, End of Period                                                            0       216        216
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.753    $12.189
Accumulation Unit Value, End of Period                                                          $11.753   $12.189    $12.626
Number of Units Outstanding, End of Period                                                          725         0          0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.797
Accumulation Unit Value, End of Period                                                               --   $10.797    $11.386
Number of Units Outstanding, End of Period                                                           --     2,685      1,820
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.446    $14.013
Accumulation Unit Value, End of Period                                                          $12.446   $14.013    $15.380
Number of Units Outstanding, End of Period                                                            0     1,699      4,096
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.279    $13.427
Accumulation Unit Value, End of Period                                                          $12.279   $13.427    $13.807
Number of Units Outstanding, End of Period                                                            0     4,384      2,574
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.870
Number of Units Outstanding, End of Period                                                           --        --      4,526
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.480    $12.228
Accumulation Unit Value, End of Period                                                          $11.480   $12.228    $13.806
Number of Units Outstanding, End of Period                                                            0         0          0
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.605    $15.926
Accumulation Unit Value, End of Period                                                          $13.605   $15.926    $16.696
Number of Units Outstanding, End of Period                                                          658       152      1,844
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.948
Number of Units Outstanding, End of Period                                                           --        --      4,431
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.728
Number of Units Outstanding, End of Period                                                           --        --      2,787
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.885
Number of Units Outstanding, End of Period                                                           --        --      9,072
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.084
Number of Units Outstanding, End of Period                                                           --        --        677
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.470
Number of Units Outstanding, End of Period                                                           --        --      2,701
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.103
Number of Units Outstanding, End of Period                                                           --        --      1,793
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.148
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.688
Accumulation Unit Value, End of Period                                                               --   $10.688    $10.856
Number of Units Outstanding, End of Period                                                           --     6,254      2,605
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.233
Accumulation Unit Value, End of Period                                                               --   $11.233    $11.221
Number of Units Outstanding, End of Period                                                           --     4,656     22,211
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.374
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.944
Accumulation Unit Value, End of Period                                                               --   $10.944    $11.896
Number of Units Outstanding, End of Period                                                           --     1,519      5,855
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.511
Accumulation Unit Value, End of Period                                                               --   $11.511    $12.468
Number of Units Outstanding, End of Period                                                           --     4,692     16,247
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.517
Number of Units Outstanding, End of Period                                                           --        --        928
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.370
Number of Units Outstanding, End of Period                                                           --        --      1,885
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.336
Number of Units Outstanding, End of Period                                                           --        --      1,377
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.265
Number of Units Outstanding, End of Period                                                           --        --      1,133
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.311    $12.033
Accumulation Unit Value, End of Period                                                          $11.311   $12.033    $12.303
Number of Units Outstanding, End of Period                                                            0       226      1,073
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.285    $13.419
Accumulation Unit Value, End of Period                                                          $12.285   $13.419    $13.883
Number of Units Outstanding, End of Period                                                        1,205         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.654    $14.455
Accumulation Unit Value, End of Period                                                          $12.654   $14.455    $15.945
Number of Units Outstanding, End of Period                                                          195     2,074      3,035
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.151    $13.455
Accumulation Unit Value, End of Period                                                          $12.151   $13.455    $14.394
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.918
Number of Units Outstanding, End of Period                                                           --        --      1,501
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.720    $12.102
Accumulation Unit Value, End of Period                                                          $11.720   $12.102    $12.575
Number of Units Outstanding, End of Period                                                            0     1,882      2,544


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May
1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.184    $13.445
Accumulation Unit Value, End of Period                                                          $12.184   $13.445    $16.190
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.210    $12.963
Accumulation Unit Value, End of Period                                                          $12.210   $12.963    $13.400
Number of Units Outstanding, End of Period                                                        2,362     3,489      3,905
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.836    $12.874
Accumulation Unit Value, End of Period                                                          $11.836   $12.874    $14.892
Number of Units Outstanding, End of Period                                                            0     1,490      2,700
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.639    $13.948
Accumulation Unit Value, End of Period                                                          $12.639   $13.948    $14.829
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.551    $13.827
Accumulation Unit Value, End of Period                                                          $12.551   $13.827    $14.440
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.918    $14.531
Accumulation Unit Value, End of Period                                                          $12.918   $14.531    $15.137
Number of Units Outstanding, End of Period                                                        1,573     2,107      1,743
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.285    $12.131
Accumulation Unit Value, End of Period                                                          $11.285   $12.131    $12.131
Number of Units Outstanding, End of Period                                                          110       110        110
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.618    $12.621
Accumulation Unit Value, End of Period                                                          $11.618   $12.621    $13.214
Number of Units Outstanding, End of Period                                                            0         0      4,957
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.269    $10.586
Accumulation Unit Value, End of Period                                                          $10.269   $10.586    $10.706
Number of Units Outstanding, End of Period                                                        1,254     5,527      8,409
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.904    $15.113
Accumulation Unit Value, End of Period                                                          $14.904   $15.113    $14.858
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.977     $9.903
Accumulation Unit Value, End of Period                                                           $9.977    $9.903     $9.864
Number of Units Outstanding, End of Period                                                            0       444      1,106
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.896     $9.768
Accumulation Unit Value, End of Period                                                           $9.896    $9.768     $9.827
Number of Units Outstanding, End of Period                                                            0     2,241      3,269
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.065    $13.055
Accumulation Unit Value, End of Period                                                          $12.065   $13.055    $13.377
Number of Units Outstanding, End of Period                                                            0         0        211
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.985    $12.948
Accumulation Unit Value, End of Period                                                          $11.985   $12.948    $13.728
Number of Units Outstanding, End of Period                                                        4,704     3,259      3,259
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.458    $13.522
Accumulation Unit Value, End of Period                                                          $11.458   $13.522    $15.171
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.273    $12.175
Accumulation Unit Value, End of Period                                                          $11.273   $12.175    $13.395
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.851    $17.922
Accumulation Unit Value, End of Period                                                          $14.851   $17.922    $23.522
Number of Units Outstanding, End of Period                                                            0        79        658
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.667    $12.297
Accumulation Unit Value, End of Period                                                          $11.575   $12.297    $13.933
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.575    $12.664
Accumulation Unit Value, End of Period                                                          $11.575   $12.664    $13.342
Number of Units Outstanding, End of Period                                                            0         0      4,951
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.201    $13.499
Accumulation Unit Value, End of Period                                                          $12.201   $13.499    $14.830
Number of Units Outstanding, End of Period                                                          107       800      4,430
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.063    $15.568
Accumulation Unit Value, End of Period                                                          $13.063   $15.568    $17.917
Number of Units Outstanding, End of Period                                                            0         0        485
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.566    $15.831
Accumulation Unit Value, End of Period                                                          $13.566   $15.831    $17.534
Number of Units Outstanding, End of Period                                                          435       795        795
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.354    $15.005
Accumulation Unit Value, End of Period                                                          $13.354   $15.005    $16.511
Number of Units Outstanding, End of Period                                                        2,041     2,125      8,566
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.733    $16.999
Accumulation Unit Value, End of Period                                                          $12.733   $16.999    $19.472
Number of Units Outstanding, End of Period                                                        3,751     2,846      3,632
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.811    $14.441
Accumulation Unit Value, End of Period                                                          $12.811   $14.441    $15.744
Number of Units Outstanding, End of Period                                                            0       369          0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.475    $14.372
Accumulation Unit Value, End of Period                                                          $12.475   $14.372    $14.680
Number of Units Outstanding, End of Period                                                        4,051     4,837     14,054
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.805    $12.367
Accumulation Unit Value, End of Period                                                          $11.805   $12.367    $13.061
Number of Units Outstanding, End of Period                                                            0        99      1,107
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.373    $13.853
Accumulation Unit Value, End of Period                                                          $12.373   $13.853    $14.913
Number of Units Outstanding, End of Period                                                          816     2,326      7,705
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.870    $13.995
Accumulation Unit Value, End of Period                                                          $12.870   $13.995    $14.476
Number of Units Outstanding, End of Period                                                            0       542        659
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.218    $12.746
Accumulation Unit Value, End of Period                                                          $12.218   $12.746    $13.579
Number of Units Outstanding, End of Period                                                          106       507        106
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.737    $12.148
Accumulation Unit Value, End of Period                                                          $11.737   $12.148    $12.558
Number of Units Outstanding, End of Period                                                        1,464         0          0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.782
Accumulation Unit Value, End of Period                                                               --   $10.782    $11.348
Number of Units Outstanding, End of Period                                                           --       112      4,370
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.429    $13.966
Accumulation Unit Value, End of Period                                                          $12.429   $13.966    $15.297
Number of Units Outstanding, End of Period                                                            0       379        418
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.263    $13.381
Accumulation Unit Value, End of Period                                                          $12.263   $13.381    $13.732
Number of Units Outstanding, End of Period                                                        2,636     2,969      6,229
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.854
Number of Units Outstanding, End of Period                                                           --        --        791
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.464    $12.186
Accumulation Unit Value, End of Period                                                          $11.464   $12.186    $13.732
Number of Units Outstanding, End of Period                                                          108       108        108
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.586    $15.872
Accumulation Unit Value, End of Period                                                          $13.586   $15.872    $16.606
Number of Units Outstanding, End of Period                                                        1,953     2,033      2,514
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.933
Number of Units Outstanding, End of Period                                                           --        --          0
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.713
Number of Units Outstanding, End of Period                                                           --        --        118
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.868
Number of Units Outstanding, End of Period                                                           --        --      4,576
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.069
Number of Units Outstanding, End of Period                                                           --        --      2,187
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.456
Number of Units Outstanding, End of Period                                                           --        --        371
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.087
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.132
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.674
Accumulation Unit Value, End of Period                                                               --   $10.674    $10.820
Number of Units Outstanding, End of Period                                                           --     1,031      1,263
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.217
Accumulation Unit Value, End of Period                                                               --   $11.217    $11.183
Number of Units Outstanding, End of Period                                                           --         0      5,063
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.358
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.929
Accumulation Unit Value, End of Period                                                               --   $10.929    $11.855
Number of Units Outstanding, End of Period                                                           --         0      1,308
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.496
Accumulation Unit Value, End of Period                                                               --   $11.496    $12.426
Number of Units Outstanding, End of Period                                                           --         0      1,665
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.503
Number of Units Outstanding, End of Period                                                           --        --        253
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.355
Number of Units Outstanding, End of Period                                                           --        --        122
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.321
Number of Units Outstanding, End of Period                                                           --        --         93
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.249
Number of Units Outstanding, End of Period                                                           --        --      2,321
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.296    $11.992
Accumulation Unit Value, End of Period                                                          $11.296   $11.992    $12.236
Number of Units Outstanding, End of Period                                                        9,666    10,768     10,768
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.268    $13.374
Accumulation Unit Value, End of Period                                                          $12.268   $13.374    $13.808
Number of Units Outstanding, End of Period                                                        1,444         0      2,809
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.637    $14.406
Accumulation Unit Value, End of Period                                                          $12.637   $14.406    $15.859
Number of Units Outstanding, End of Period                                                            0       283      5,007
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.134    $13.410
Accumulation Unit Value, End of Period                                                          $12.134   $13.410    $14.316
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.903
Number of Units Outstanding, End of Period                                                           --        --        163
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.704    $12.061
Accumulation Unit Value, End of Period                                                          $11.704   $12.061    $12.507
Number of Units Outstanding, End of Period                                                        4,161     4,499      9,763


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE  VARIABLE  ANNUITY  CONTRACTS:  ACCUMULATION  UNIT  VALUE AND NUMBER OF
ACCUMULATION  UNITS  OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT  SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity,
FTVIP  Franklin High Income,  FTVIP  Franklin  Income  Securities,  FTVIP Mutual
Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility
Income - Class  B, the  AllianceBernstein  Value - Class  B,  the  Fidelity  VIP
Contrafund(R)  - Service  Class 2, the  Fidelity  VIP  Growth & Income - Service
Class 2, the  Fidelity  VIP High Income - Service  Class 2, the Fidelity VIP Mid
Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM
Small Cap Equity,  the Goldman Sachs VIT CORESM U.S.  Equity,  the Goldman Sachs
VIT  Growth  and  Income , the  Goldman  Sachs VIT Mid Cap Value  Equity and the
Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market -
Service  Class 2  Sub-Account,  the PIMCO VIT Commodity  Real Return  Strategy -
Advisor  Shares  Sub-Account,  PIMCO VIT Emerging  Markets Bond - Advisor Shares
Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total
Return - Advisor Shares Sub-Account and the Van Kampen UIF International  Growth
Equity, Class II Sub-Account which were first offered under the Contracts on May
1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.176    $13.422
Accumulation Unit Value, End of Period                                                          $12.176   $13.422    $16.146
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.202    $12.941
Accumulation Unit Value, End of Period                                                          $12.202   $12.941    $13.363
Number of Units Outstanding, End of Period                                                        1,563     7,724     17,522
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.828    $12.852
Accumulation Unit Value, End of Period                                                          $11.828   $12.852    $14.851
Number of Units Outstanding, End of Period                                                           25     2,105     15,143
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.630    $13.924
Accumulation Unit Value, End of Period                                                          $12.630   $13.924    $14.788
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.543    $13.804
Accumulation Unit Value, End of Period                                                          $12.543   $13.804    $14.401
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.909    $14.506
Accumulation Unit Value, End of Period                                                          $12.909   $14.506    $15.096
Number of Units Outstanding, End of Period                                                        3,049     3,061      6,538
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.278    $12.110
Accumulation Unit Value, End of Period                                                          $11.278   $12.110    $12.098
Number of Units Outstanding, End of Period                                                          961       789        768
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.610    $12.599
Accumulation Unit Value, End of Period                                                          $11.610   $12.599    $13.178
Number of Units Outstanding, End of Period                                                          959       947        913
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.262    $10.568
Accumulation Unit Value, End of Period                                                          $10.262   $10.568    $10.677
Number of Units Outstanding, End of Period                                                        7,348    18,713     44,316
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.894    $15.087
Accumulation Unit Value, End of Period                                                          $14.894   $15.087    $14.818
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.971     $9.887
Accumulation Unit Value, End of Period                                                           $9.971    $9.887     $9.837
Number of Units Outstanding, End of Period                                                          684     2,302     16,042
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.889     $9.752
Accumulation Unit Value, End of Period                                                           $9.889    $9.752     $9.801
Number of Units Outstanding, End of Period                                                            0     6,843      7,902
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.056    $13.032
Accumulation Unit Value, End of Period                                                          $12.056   $13.032    $13.340
Number of Units Outstanding, End of Period                                                        3,599     6,555     44,134
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.977    $12.926
Accumulation Unit Value, End of Period                                                          $11.977   $12.926    $13.691
Number of Units Outstanding, End of Period                                                        1,174     3,554      3,507
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.451    $13.499
Accumulation Unit Value, End of Period                                                          $11.451   $13.499    $15.130
Number of Units Outstanding, End of Period                                                        2,784     3,000      6,632
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.265    $12.154
Accumulation Unit Value, End of Period                                                          $11.265   $12.154    $13.359
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.841    $17.891
Accumulation Unit Value, End of Period                                                          $14.841   $17.891    $23.458
Number of Units Outstanding, End of Period                                                            0        26        145
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.659    $12.276
Accumulation Unit Value, End of Period                                                          $11.567   $12.276    $13.895
Number of Units Outstanding, End of Period                                                          347         0          0
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.567    $12.642
Accumulation Unit Value, End of Period                                                          $11.659   $12.642    $13.306
Number of Units Outstanding, End of Period                                                            0     3,619     18,882
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.193    $13.476
Accumulation Unit Value, End of Period                                                          $12.193   $13.476    $14.790
Number of Units Outstanding, End of Period                                                            7       334     15,320
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.054    $15.542
Accumulation Unit Value, End of Period                                                          $13.054   $15.542    $17.868
Number of Units Outstanding, End of Period                                                        2,182     4,190      5,800
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.556    $15.804
Accumulation Unit Value, End of Period                                                          $13.556   $15.804    $17.487
Number of Units Outstanding, End of Period                                                            6       385        494
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.345    $14.979
Accumulation Unit Value, End of Period                                                          $13.345   $14.979    $16.466
Number of Units Outstanding, End of Period                                                        2,183     2,230      7,162
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.724    $16.970
Accumulation Unit Value, End of Period                                                          $12.724   $16.970    $19.420
Number of Units Outstanding, End of Period                                                          249       991      1,981
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.803    $14.417
Accumulation Unit Value, End of Period                                                          $12.803   $14.417    $15.701
Number of Units Outstanding, End of Period                                                           13        39         38
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.466    $14.347
Accumulation Unit Value, End of Period                                                          $12.466   $14.347    $14.641
Number of Units Outstanding, End of Period                                                       12,219    18,403     55,777
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.797    $12.346
Accumulation Unit Value, End of Period                                                          $11.797   $12.346    $13.025
Number of Units Outstanding, End of Period                                                          277       357        828
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.364    $13.829
Accumulation Unit Value, End of Period                                                          $12.364   $13.829    $14.872
Number of Units Outstanding, End of Period                                                        1,520     4,534      5,046
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.861    $13.971
Accumulation Unit Value, End of Period                                                          $12.861   $13.971    $14.437
Number of Units Outstanding, End of Period                                                        6,749     7,618      7,673
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.209    $12.724
Accumulation Unit Value, End of Period                                                          $12.209   $12.724    $13.542
Number of Units Outstanding, End of Period                                                          609       606        602
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.729    $12.127
Accumulation Unit Value, End of Period                                                          $11.729   $12.127    $12.524
Number of Units Outstanding, End of Period                                                        2,425     2,415      2,407
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.775
Accumulation Unit Value, End of Period                                                               --   $10.775    $11.328
Number of Units Outstanding, End of Period                                                           --       361        344
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.420    $13.942
Accumulation Unit Value, End of Period                                                          $12.420   $13.942    $15.255
Number of Units Outstanding, End of Period                                                           22     7,591      1,077
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.254    $13.358
Accumulation Unit Value, End of Period                                                          $12.254   $13.358    $13.695
Number of Units Outstanding, End of Period                                                        6,997    15,079     22,558
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.845
Number of Units Outstanding, End of Period                                                           --        --      1,966
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.457    $12.166
Accumulation Unit Value, End of Period                                                          $11.457   $12.166    $13.694
Number of Units Outstanding, End of Period                                                        2,462     2,499      2,490
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.577    $15.845
Accumulation Unit Value, End of Period                                                          $13.577   $15.845    $16.561
Number of Units Outstanding, End of Period                                                            7       267        710
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.926
Number of Units Outstanding, End of Period                                                           --        --      6,289
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.706
Number of Units Outstanding, End of Period                                                           --        --        119
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.860
Number of Units Outstanding, End of Period                                                           --        --        503
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.061
Number of Units Outstanding, End of Period                                                           --        --      3,138
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.448
Number of Units Outstanding, End of Period                                                           --        --      1,250
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.078
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.125
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.666
Accumulation Unit Value, End of Period                                                               --   $10.666    $10.801
Number of Units Outstanding, End of Period                                                           --     2,454      2,567
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.210
Accumulation Unit Value, End of Period                                                               --   $11.210    $11.164
Number of Units Outstanding, End of Period                                                           --         0     53,654
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.351
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.922
Accumulation Unit Value, End of Period                                                               --   $10.922    $11.835
Number of Units Outstanding, End of Period                                                           --         0     18,875
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.488
Accumulation Unit Value, End of Period                                                               --   $11.488    $12.405
Number of Units Outstanding, End of Period                                                           --       346     16,863
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.496
Number of Units Outstanding, End of Period                                                           --        --        182
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.347
Number of Units Outstanding, End of Period                                                           --        --        614
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.313
Number of Units Outstanding, End of Period                                                           --        --      2,326
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.242
Number of Units Outstanding, End of Period                                                           --        --         96
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.288    $11.972
Accumulation Unit Value, End of Period                                                          $11.288   $11.972    $12.203
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.260    $13.351
Accumulation Unit Value, End of Period                                                          $12.260   $13.351    $13.770
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.628    $14.382
Accumulation Unit Value, End of Period                                                          $12.628   $14.382    $15.816
Number of Units Outstanding, End of Period                                                        2,813     2,944      3,228
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.126    $13.387
Accumulation Unit Value, End of Period                                                          $12.126   $13.387    $14.277
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.896
Number of Units Outstanding, End of Period                                                           --        --        440
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.696    $12.040
Accumulation Unit Value, End of Period                                                          $11.696   $12.040    $12.473
Number of Units Outstanding, End of Period                                                        3,019     3,162      3,198

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------


* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP
Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares
Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.184    $13.445
Accumulation Unit Value, End of Period                                                          $12.184   $13.445    $16.190
Number of Units Outstanding, End of Period                                                       22,368    38,388     31,901
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.210    $12.963
Accumulation Unit Value, End of Period                                                          $12.210   $12.963    $13.400
Number of Units Outstanding, End of Period                                                       74,665   209,938    226,368
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.836    $12.874
Accumulation Unit Value, End of Period                                                          $11.836   $12.874    $14.892
Number of Units Outstanding, End of Period                                                      117,818   260,882    270,898
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.639    $13.948
Accumulation Unit Value, End of Period                                                          $12.639   $13.948    $14.829
Number of Units Outstanding, End of Period                                                       27,534    34,535     32,446
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.551    $13.827
Accumulation Unit Value, End of Period                                                          $12.551   $13.827    $14.440
Number of Units Outstanding, End of Period                                                       20,577    37,740     35,366
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.918    $14.531
Accumulation Unit Value, End of Period                                                          $12.918   $14.531    $15.137
Number of Units Outstanding, End of Period                                                       52,373    79,037    120,353
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.285    $12.131
Accumulation Unit Value, End of Period                                                          $11.285   $12.131    $12.131
Number of Units Outstanding, End of Period                                                       63,152   154,309    147,765
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.618    $12.621
Accumulation Unit Value, End of Period                                                          $11.618   $12.621    $13.214
Number of Units Outstanding, End of Period                                                       39,217   201,587    212,851
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.269    $10.586
Accumulation Unit Value, End of Period                                                          $10.269   $10.586    $10.706
Number of Units Outstanding, End of Period                                                      140,315   435,782    907,190
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.904    $15.113
Accumulation Unit Value, End of Period                                                          $14.904   $15.113    $14.858
Number of Units Outstanding, End of Period                                                        7,386    13,553     13,139
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.977     $9.903
Accumulation Unit Value, End of Period                                                           $9.977    $9.903     $9.864
Number of Units Outstanding, End of Period                                                      242,445   439,450    536,500
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.896     $9.768
Accumulation Unit Value, End of Period                                                           $9.896    $9.768     $9.827
Number of Units Outstanding, End of Period                                                      138,685   415,730    600,565
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.065    $13.055
Accumulation Unit Value, End of Period                                                          $12.065   $13.055    $13.377
Number of Units Outstanding, End of Period                                                      220,396   308,763    451,129
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.985    $12.948
Accumulation Unit Value, End of Period                                                          $11.985   $12.948    $13.728
Number of Units Outstanding, End of Period                                                       33,128    52,030     61,660
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.458    $13.522
Accumulation Unit Value, End of Period                                                          $11.458   $13.522    $15.171
Number of Units Outstanding, End of Period                                                       23,311    34,395     49,486
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.273    $12.175
Accumulation Unit Value, End of Period                                                          $11.273   $12.175    $13.395
Number of Units Outstanding, End of Period                                                       11,469    56,625     60,690
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.851    $17.922
Accumulation Unit Value, End of Period                                                          $14.851   $17.922    $23.522
Number of Units Outstanding, End of Period                                                       24,355    47,545     73,319
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.667    $12.297
Accumulation Unit Value, End of Period                                                          $11.667   $12.297    $13.933
Number of Units Outstanding, End of Period                                                       48,746    74,213     68,523
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.575    $12.664
Accumulation Unit Value, End of Period                                                          $11.575   $12.664    $13.342
Number of Units Outstanding, End of Period                                                       44,344    72,671    211,350
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.201    $13.499
Accumulation Unit Value, End of Period                                                          $12.201   $13.499    $14.830
Number of Units Outstanding, End of Period                                                       63,170   175,312    384,803
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.063    $15.568
Accumulation Unit Value, End of Period                                                          $13.063   $15.568    $17.917
Number of Units Outstanding, End of Period                                                       87,602   130,494    179,229
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.566    $15.831
Accumulation Unit Value, End of Period                                                          $13.566   $15.831    $17.534
Number of Units Outstanding, End of Period                                                       86,930   100,509     96,086
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.354    $15.005
Accumulation Unit Value, End of Period                                                          $13.354   $15.005    $16.511
Number of Units Outstanding, End of Period                                                      153,042   231,069    346,792
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.733    $16.999
Accumulation Unit Value, End of Period                                                          $12.733   $16.999    $19.472
Number of Units Outstanding, End of Period                                                       49,176   147,102    178,831
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.811    $14.441
Accumulation Unit Value, End of Period                                                          $12.811   $14.441    $15.744
Number of Units Outstanding, End of Period                                                       16,575    28,954     25,463
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.475    $14.372
Accumulation Unit Value, End of Period                                                          $12.475   $14.372    $14.680
Number of Units Outstanding, End of Period                                                      389,485   702,138  1,159,340
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.805    $12.367
Accumulation Unit Value, End of Period                                                          $11.805   $12.367    $13.061
Number of Units Outstanding, End of Period                                                       92,229   112,222    145,537
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.373    $13.853
Accumulation Unit Value, End of Period                                                          $12.373   $13.853    $14.913
Number of Units Outstanding, End of Period                                                      181,835   347,249    489,415
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.870    $13.995
Accumulation Unit Value, End of Period                                                          $12.870   $13.995    $14.476
Number of Units Outstanding, End of Period                                                       25,938    98,681    103,508
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.218    $12.746
Accumulation Unit Value, End of Period                                                          $12.218   $12.746    $13.579
Number of Units Outstanding, End of Period                                                       17,314    18,208     12,438
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.737    $12.148
Accumulation Unit Value, End of Period                                                          $11.737   $12.148    $12.558
Number of Units Outstanding, End of Period                                                        6,292    22,005     24,417
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.782
Accumulation Unit Value, End of Period                                                               --   $10.782    $11.348
Number of Units Outstanding, End of Period                                                           --    34,016    112,654
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.429    $13.966
Accumulation Unit Value, End of Period                                                          $12.429   $13.966    $15.297
Number of Units Outstanding, End of Period                                                       52,735    87,618    202,737
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.263    $13.381
Accumulation Unit Value, End of Period                                                          $12.263   $13.381    $13.732
Number of Units Outstanding, End of Period                                                       97,396   186,919    192,777
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.854
Number of Units Outstanding, End of Period                                                           --        --    248,369
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.464    $12.186
Accumulation Unit Value, End of Period                                                          $11.464   $12.186    $13.732
Number of Units Outstanding, End of Period                                                       25,885    41,070     40,431
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.586    $15.872
Accumulation Unit Value, End of Period                                                          $13.586   $15.872    $16.606
Number of Units Outstanding, End of Period                                                       90,115   136,238    258,660
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.933
Number of Units Outstanding, End of Period                                                           --        --     48,868
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.713
Number of Units Outstanding, End of Period                                                           --        --     11,565
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.868
Number of Units Outstanding, End of Period                                                           --        --    181,982
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.069
Number of Units Outstanding, End of Period                                                           --        --    157,162
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.456
Number of Units Outstanding, End of Period                                                           --        --     49,716
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.087
Number of Units Outstanding, End of Period                                                           --        --    101,824
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.132
Number of Units Outstanding, End of Period                                                           --        --     11,194
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.674
Accumulation Unit Value, End of Period                                                               --   $10.674    $10.820
Number of Units Outstanding, End of Period                                                           --    77,284    119,391
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.217
Accumulation Unit Value, End of Period                                                               --   $11.217    $11.183
Number of Units Outstanding, End of Period                                                           --    41,597    323,126
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.358
Number of Units Outstanding, End of Period                                                           --        --     23,826
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.929
Accumulation Unit Value, End of Period                                                               --   $10.929    $11.855
Number of Units Outstanding, End of Period                                                           --    30,375    224,792
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.496
Accumulation Unit Value, End of Period                                                               --   $11.496    $12.426
Number of Units Outstanding, End of Period                                                           --    77,295    447,788
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.503
Number of Units Outstanding, End of Period                                                           --        --     68,083
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.355
Number of Units Outstanding, End of Period                                                           --        --     55,501
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.321
Number of Units Outstanding, End of Period                                                           --        --    188,527
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.249
Number of Units Outstanding, End of Period                                                           --        --    151,020
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.296    $11.992
Accumulation Unit Value, End of Period                                                          $11.296   $11.992    $12.236
Number of Units Outstanding, End of Period                                                       33,345   447,425    712,672
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.268    $13.374
Accumulation Unit Value, End of Period                                                          $12.268   $13.374    $13.808
Number of Units Outstanding, End of Period                                                       19,748    40,186     44,373
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.637    $14.406
Accumulation Unit Value, End of Period                                                          $12.637   $14.406    $15.859
Number of Units Outstanding, End of Period                                                       65,382   115,035    170,545
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.134    $13.410
Accumulation Unit Value, End of Period                                                          $12.134   $13.410    $14.316
Number of Units Outstanding, End of Period                                                        9,616     8,572      7,950
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.903
Number of Units Outstanding, End of Period                                                           --        --     97,341
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.704    $12.061
Accumulation Unit Value, End of Period                                                          $11.704   $12.061    $12.507
Number of Units Outstanding, End of Period                                                       29,283    95,152    127,010

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary  Protection (Annual Increase)
Option)
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin
Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.176    $13.422
Accumulation Unit Value, End of Period                                                          $12.176   $13.422    $16.146
Number of Units Outstanding, End of Period                                                        6,299     8,829     10,423
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.202    $12.941
Accumulation Unit Value, End of Period                                                          $12.202   $12.941    $13.363
Number of Units Outstanding, End of Period                                                       13,338    30,310     30,499
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.828    $12.852
Accumulation Unit Value, End of Period                                                          $11.828   $12.852    $14.851
Number of Units Outstanding, End of Period                                                        8,305    21,806     31,805
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.630    $13.924
Accumulation Unit Value, End of Period                                                          $12.630   $13.924    $14.788
Number of Units Outstanding, End of Period                                                        5,081     6,058      6,499
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.543    $13.804
Accumulation Unit Value, End of Period                                                          $12.543   $13.804    $14.401
Number of Units Outstanding, End of Period                                                        2,803     2,895      2,087
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.909    $14.506
Accumulation Unit Value, End of Period                                                          $12.909   $14.506    $15.096
Number of Units Outstanding, End of Period                                                        7,713    13,668     12,496
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.278    $12.110
Accumulation Unit Value, End of Period                                                          $11.278   $12.110    $12.098
Number of Units Outstanding, End of Period                                                       20,924    27,724     26,695
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.610    $12.599
Accumulation Unit Value, End of Period                                                          $11.610   $12.599    $13.178
Number of Units Outstanding, End of Period                                                        2,610    73,997     69,548
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.262    $10.568
Accumulation Unit Value, End of Period                                                          $10.262   $10.568    $10.677
Number of Units Outstanding, End of Period                                                       55,968   153,800    237,732
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.894    $15.087
Accumulation Unit Value, End of Period                                                          $14.894   $15.087    $14.818
Number of Units Outstanding, End of Period                                                        1,836     1,316      1,179
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.971     $9.887
Accumulation Unit Value, End of Period                                                           $9.971    $9.887     $9.837
Number of Units Outstanding, End of Period                                                       45,323    74,515    108,949
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.889     $9.752
Accumulation Unit Value, End of Period                                                           $9.889    $9.752     $9.801
Number of Units Outstanding, End of Period                                                      104,728   128,475    160,852
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.056    $13.032
Accumulation Unit Value, End of Period                                                          $12.056   $13.032    $13.340
Number of Units Outstanding, End of Period                                                       85,934   106,866    111,130
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.977    $12.926
Accumulation Unit Value, End of Period                                                          $11.977   $12.926    $13.691
Number of Units Outstanding, End of Period                                                       38,501    55,640     41,361
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.451    $13.499
Accumulation Unit Value, End of Period                                                          $11.451   $13.499    $15.130
Number of Units Outstanding, End of Period                                                        2,344     6,396      6,622
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.265    $12.154
Accumulation Unit Value, End of Period                                                          $11.265   $12.154    $13.359
Number of Units Outstanding, End of Period                                                        3,310     6,806      7,994
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.841    $17.891
Accumulation Unit Value, End of Period                                                          $14.841   $17.891    $23.458
Number of Units Outstanding, End of Period                                                        6,307     8,689     11,188
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.567    $12.642
Accumulation Unit Value, End of Period                                                          $11.567   $12.642    $13.306
Number of Units Outstanding, End of Period                                                        3,980    16,492     54,800
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.659    $12.276
Accumulation Unit Value, End of Period                                                          $11.659   $12.276    $13.895
Number of Units Outstanding, End of Period                                                        9,186    11,357      5,872
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.193    $13.476
Accumulation Unit Value, End of Period                                                          $12.193   $13.476    $14.790
Number of Units Outstanding, End of Period                                                       19,655    34,337     94,324
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.054    $15.542
Accumulation Unit Value, End of Period                                                          $13.054   $15.542    $17.868
Number of Units Outstanding, End of Period                                                       19,118    22,530     25,823
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.556    $15.804
Accumulation Unit Value, End of Period                                                          $13.556   $15.804    $17.487
Number of Units Outstanding, End of Period                                                       11,076    14,946     12,722
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.345    $14.979
Accumulation Unit Value, End of Period                                                          $13.345   $14.979    $16.466
Number of Units Outstanding, End of Period                                                       18,863    27,366     42,424
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.724    $16.970
Accumulation Unit Value, End of Period                                                          $12.724   $16.970    $19.420
Number of Units Outstanding, End of Period                                                       19,378    30,916     38,726
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.803    $14.417
Accumulation Unit Value, End of Period                                                          $12.803   $14.417    $15.701
Number of Units Outstanding, End of Period                                                        1,825     2,704      2,616
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.466    $14.347
Accumulation Unit Value, End of Period                                                          $12.466   $14.347    $14.641
Number of Units Outstanding, End of Period                                                       71,563   120,981    197,702
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.797    $12.346
Accumulation Unit Value, End of Period                                                          $11.797   $12.346    $13.025
Number of Units Outstanding, End of Period                                                       16,615    14,891     14,090
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.364    $13.829
Accumulation Unit Value, End of Period                                                          $12.364   $13.829    $14.872
Number of Units Outstanding, End of Period                                                       21,562    42,395     65,091
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.861    $13.971
Accumulation Unit Value, End of Period                                                          $12.861   $13.971    $14.437
Number of Units Outstanding, End of Period                                                        5,682    12,994     15,396
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.209    $12.724
Accumulation Unit Value, End of Period                                                          $12.209   $12.724    $13.542
Number of Units Outstanding, End of Period                                                        8,912    10,084      9,908
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.729    $12.127
Accumulation Unit Value, End of Period                                                          $11.729   $12.127    $12.524
Number of Units Outstanding, End of Period                                                          386       471      3,643
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.775
Accumulation Unit Value, End of Period                                                               --   $10.775    $11.328
Number of Units Outstanding, End of Period                                                           --     8,112     11,647
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.420    $13.942
Accumulation Unit Value, End of Period                                                          $12.420   $13.942    $15.255
Number of Units Outstanding, End of Period                                                       10,852    22,251     42,075
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.254    $13.358
Accumulation Unit Value, End of Period                                                          $12.254   $13.358    $13.695
Number of Units Outstanding, End of Period                                                       10,132    25,168     37,722
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.845
Number of Units Outstanding, End of Period                                                           --        --     28,916
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.457    $12.166
Accumulation Unit Value, End of Period                                                          $11.457   $12.166    $13.694
Number of Units Outstanding, End of Period                                                        7,396    11,447     11,644
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.577    $15.845
Accumulation Unit Value, End of Period                                                          $13.577   $15.845    $16.561
Number of Units Outstanding, End of Period                                                       14,173    26,913     38,781
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.926
Number of Units Outstanding, End of Period                                                           --        --      4,550
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.706
Number of Units Outstanding, End of Period                                                           --        --      1,299
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.860
Number of Units Outstanding, End of Period                                                           --        --     65,015
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.061
Number of Units Outstanding, End of Period                                                           --        --      8,361
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.448
Number of Units Outstanding, End of Period                                                           --        --     15,149
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.078
Number of Units Outstanding, End of Period                                                           --        --     19,923
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.125
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.666
Accumulation Unit Value, End of Period                                                               --   $10.666    $10.801
Number of Units Outstanding, End of Period                                                           --    10,842     20,913
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.210
Accumulation Unit Value, End of Period                                                               --   $11.210    $11.164
Number of Units Outstanding, End of Period                                                           --    11,942     83,659
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.351
Number of Units Outstanding, End of Period                                                           --        --      3,915
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.922
Accumulation Unit Value, End of Period                                                               --   $10.922    $11.835
Number of Units Outstanding, End of Period                                                           --     5,407     34,479
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.488
Accumulation Unit Value, End of Period                                                               --   $11.488    $12.405
Number of Units Outstanding, End of Period                                                           --    15,706     63,901
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.496
Number of Units Outstanding, End of Period                                                           --        --      9,367
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.347
Number of Units Outstanding, End of Period                                                           --        --     23,508
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.313
Number of Units Outstanding, End of Period                                                           --        --     19,800
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.242
Number of Units Outstanding, End of Period                                                           --        --     10,666
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.288    $11.972
Accumulation Unit Value, End of Period                                                          $11.288   $11.972    $12.203
Number of Units Outstanding, End of Period                                                        4,287   370,010    391,822
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.260    $13.351
Accumulation Unit Value, End of Period                                                          $12.260   $13.351    $13.770
Number of Units Outstanding, End of Period                                                        2,080    36,268     28,065
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.628    $14.382
Accumulation Unit Value, End of Period                                                          $12.628   $14.382    $15.816
Number of Units Outstanding, End of Period                                                       12,403    14,068     40,611
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.126    $13.387
Accumulation Unit Value, End of Period                                                          $12.126   $13.387    $14.277
Number of Units Outstanding, End of Period                                                            0     4,230      1,971
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.896
Number of Units Outstanding, End of Period                                                           --        --     15,291
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.696    $12.040
Accumulation Unit Value, End of Period                                                          $11.696   $12.040    $12.473
Number of Units Outstanding, End of Period                                                        1,413    42,401     41,688

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The  Allstate  Variable  Annuity-L  Share  Contracts  and all of the  Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the
Contracts on May 1, 2003,  except for the AIM V.I.  Mid Cap Core  Equity,  FTVIP
Franklin High Income,  FTVIP  Franklin  Income  Securities,  FTVIP Mutual Shares
Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the  Fidelity  VIP Growth & Income - Service  Class 2, the Fidelity VIP
High Income - Service  Class 2, the Fidelity VIP Mid Cap - Service  Class 2, the
FTVIP Franklin Flex Cap Growth  Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM  U.S.  Equity,  the  Goldman  Sachs VIT Growth and Income , the
Goldman  Sachs VIT Mid Cap Value  Equity  and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT  Commodity  Real Return  Strategy - Advisor  Shares  Sub-Account,  PIMCO VIT
Emerging  Markets  Bond - Advisor  Shares  Sub-Account,  PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.00% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.159    $13.377
Accumulation Unit Value, End of Period                                                          $12.159   $13.377    $16.058
Number of Units Outstanding, End of Period                                                       44,604    60,921     64,320
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.185    $12.897
Accumulation Unit Value, End of Period                                                          $12.185   $12.897    $13.291
Number of Units Outstanding, End of Period                                                      267,578   458,569    450,933
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.812    $12.808
Accumulation Unit Value, End of Period                                                          $11.812   $12.808    $14.771
Number of Units Outstanding, End of Period                                                      226,790   418,173    364,651
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.613    $13.877
Accumulation Unit Value, End of Period                                                          $12.613   $13.877    $14.708
Number of Units Outstanding, End of Period                                                       67,863   156,850    143,222
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.526    $13.757
Accumulation Unit Value, End of Period                                                          $12.526   $13.757    $14.323
Number of Units Outstanding, End of Period                                                       19,012    32,344     31,446
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.892    $14.457
Accumulation Unit Value, End of Period                                                          $12.892   $14.457    $15.014
Number of Units Outstanding, End of Period                                                      126,971   162,492    165,660
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.262    $12.069
Accumulation Unit Value, End of Period                                                          $11.262   $12.069    $12.033
Number of Units Outstanding, End of Period                                                      204,088   273,137    254,332
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.595    $12.556
Accumulation Unit Value, End of Period                                                          $11.595   $12.556    $13.106
Number of Units Outstanding, End of Period                                                      320,091   286,648    246,343
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.248    $10.532
Accumulation Unit Value, End of Period                                                          $10.248   $10.532    $10.619
Number of Units Outstanding, End of Period                                                      289,179   594,307    747,610
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.874    $15.036
Accumulation Unit Value, End of Period                                                          $14.874   $15.036    $14.738
Number of Units Outstanding, End of Period                                                       33,897    46,006     30,168
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.957     $9.853
Accumulation Unit Value, End of Period                                                           $9.957    $9.853     $9.783
Number of Units Outstanding, End of Period                                                      452,073   696,704    724,367
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.875     $9.719
Accumulation Unit Value, End of Period                                                           $9.875    $9.719     $9.747
Number of Units Outstanding, End of Period                                                      255,876   408,491    515,426
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.040    $12.988
Accumulation Unit Value, End of Period                                                          $12.040   $12.988    $13.268
Number of Units Outstanding, End of Period                                                      824,844 1,077,618  1,117,999
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.961    $12.882
Accumulation Unit Value, End of Period                                                          $11.961   $12.882    $13.617
Number of Units Outstanding, End of Period                                                      282,474   340,508    485,883
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.435    $13.453
Accumulation Unit Value, End of Period                                                          $11.435   $13.453    $15.048
Number of Units Outstanding, End of Period                                                       62,846    75,392     79,540
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.250    $12.113
Accumulation Unit Value, End of Period                                                          $11.250   $12.113    $13.286
Number of Units Outstanding, End of Period                                                       57,041    93,841     95,129
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.821    $17.831
Accumulation Unit Value, End of Period                                                          $14.821   $17.831    $23.331
Number of Units Outstanding, End of Period                                                       42,601    65,654     70,168
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.643    $12.234
Accumulation Unit Value, End of Period                                                          $11.643   $12.234    $13.820
Number of Units Outstanding, End of Period                                                       85,176   121,185    120,983
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.551    $12.599
Accumulation Unit Value, End of Period                                                          $11.551   $12.599    $13.234
Number of Units Outstanding, End of Period                                                      121,225   205,734    244,369
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.176    $13.430
Accumulation Unit Value, End of Period                                                          $12.176   $13.430    $14.710
Number of Units Outstanding, End of Period                                                      138,989   338,404    427,400
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.036    $15.489
Accumulation Unit Value, End of Period                                                          $13.036   $15.489    $17.772
Number of Units Outstanding, End of Period                                                      109,434   212,738    207,828
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.538    $15.751
Accumulation Unit Value, End of Period                                                          $13.538   $15.751    $17.392
Number of Units Outstanding, End of Period                                                      120,352   163,900    142,099
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.327    $14.928
Accumulation Unit Value, End of Period                                                          $13.327   $14.928    $16.376
Number of Units Outstanding, End of Period                                                      244,477   355,385    406,828
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.707    $16.912
Accumulation Unit Value, End of Period                                                          $12.707   $16.912    $19.314
Number of Units Outstanding, End of Period                                                      129,264   225,344    234,012
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.785    $14.368
Accumulation Unit Value, End of Period                                                          $12.785   $14.368    $15.616
Number of Units Outstanding, End of Period                                                       49,153    62,246     51,588
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.449    $14.299
Accumulation Unit Value, End of Period                                                          $12.449   $14.299    $14.561
Number of Units Outstanding, End of Period                                                      655,134 1,096,537  1,226,804
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.781    $12.304
Accumulation Unit Value, End of Period                                                          $11.781   $12.304    $12.955
Number of Units Outstanding, End of Period                                                      125,667   193,511    180,627
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.347    $13.782
Accumulation Unit Value, End of Period                                                          $12.347   $13.782    $14.792
Number of Units Outstanding, End of Period                                                      393,399   630,045    680,044
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.843    $13.924
Accumulation Unit Value, End of Period                                                          $12.843   $13.924    $14.359
Number of Units Outstanding, End of Period                                                       55,933   135,750    134,196
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.193    $12.681
Accumulation Unit Value, End of Period                                                          $12.193   $12.681    $13.468
Number of Units Outstanding, End of Period                                                       24,559    31,399     29,969
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.713    $12.086
Accumulation Unit Value, End of Period                                                          $11.713   $12.086    $12.456
Number of Units Outstanding, End of Period                                                       38,883    67,933     68,636
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.760
Accumulation Unit Value, End of Period                                                               --   $10.760    $11.290
Number of Units Outstanding, End of Period                                                           --    24,971     42,211
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.403    $13.894
Accumulation Unit Value, End of Period                                                          $12.403   $13.894    $15.172
Number of Units Outstanding, End of Period                                                       93,650   138,286    163,917
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.238    $13.313
Accumulation Unit Value, End of Period                                                          $12.238   $13.313    $13.621
Number of Units Outstanding, End of Period                                                      277,534   471,100    461,462
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.829
Number of Units Outstanding, End of Period                                                           --        --     66,043
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.441    $12.124
Accumulation Unit Value, End of Period                                                          $11.441   $12.124    $13.620
Number of Units Outstanding, End of Period                                                       77,211    89,146     84,651
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.558    $15.791
Accumulation Unit Value, End of Period                                                          $13.558   $15.791    $16.471
Number of Units Outstanding, End of Period                                                      176,450   256,873    268,900
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.911
Number of Units Outstanding, End of Period                                                           --        --      7,567
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.691
Number of Units Outstanding, End of Period                                                           --        --      6,734
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.844
Number of Units Outstanding, End of Period                                                           --        --    110,952
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.046
Number of Units Outstanding, End of Period                                                           --        --     32,504
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.434
Number of Units Outstanding, End of Period                                                           --        --     26,603
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.062
Number of Units Outstanding, End of Period                                                           --        --     32,158
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.110
Number of Units Outstanding, End of Period                                                           --        --      8,318
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.652
Accumulation Unit Value, End of Period                                                               --   $10.652    $10.764
Number of Units Outstanding, End of Period                                                           --    52,584     78,167
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.194
Accumulation Unit Value, End of Period                                                               --   $11.194    $11.126
Number of Units Outstanding, End of Period                                                           --    44,492    177,011
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.335
Number of Units Outstanding, End of Period                                                           --        --     13,238
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.907
Accumulation Unit Value, End of Period                                                               --   $10.907    $11.795
Number of Units Outstanding, End of Period                                                           --    54,414    159,178
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.472
Accumulation Unit Value, End of Period                                                               --   $11.472    $12.363
Number of Units Outstanding, End of Period                                                           --    44,548    159,191
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.481
Number of Units Outstanding, End of Period                                                           --        --     28,322
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.331
Number of Units Outstanding, End of Period                                                           --        --     43,869
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.298
Number of Units Outstanding, End of Period                                                           --        --     52,812
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.226
Number of Units Outstanding, End of Period                                                           --        --     25,852
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.273    $11.931
Accumulation Unit Value, End of Period                                                          $11.273   $11.931    $12.137
Number of Units Outstanding, End of Period                                                       82,468    84,357     88,473
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.243    $13.306
Accumulation Unit Value, End of Period                                                          $12.243   $13.306    $13.695
Number of Units Outstanding, End of Period                                                       58,692    59,039     41,400
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.611    $14.333
Accumulation Unit Value, End of Period                                                          $12.611   $14.333    $15.730
Number of Units Outstanding, End of Period                                                      135,204   206,538    216,306
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.109    $13.342
Accumulation Unit Value, End of Period                                                          $12.109   $13.342    $14.199
Number of Units Outstanding, End of Period                                                       16,090    13,320     12,693
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.881
Number of Units Outstanding, End of Period                                                           --        --     22,360
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.680    $11.999
Accumulation Unit Value, End of Period                                                          $11.680   $11.999    $12.405
Number of Units Outstanding, End of Period                                                       67,965   140,747    143,701

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Earnings Protection Death
Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM
V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.75% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.180    $13.434
Accumulation Unit Value, End of Period                                                          $12.180   $13.434    $16.168
Number of Units Outstanding, End of Period                                                            0         0      1,696
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.206    $12.952
Accumulation Unit Value, End of Period                                                          $12.206   $12.952    $13.382
Number of Units Outstanding, End of Period                                                          452     1,711      2,659
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.832    $12.863
Accumulation Unit Value, End of Period                                                          $11.832   $12.863    $14.872
Number of Units Outstanding, End of Period                                                            0     1,638      2,208
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.635    $13.936
Accumulation Unit Value, End of Period                                                          $12.635   $13.936    $14.808
Number of Units Outstanding, End of Period                                                            0       386        384
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.547    $13.815
Accumulation Unit Value, End of Period                                                          $12.547   $13.815    $14.421
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.914    $14.519
Accumulation Unit Value, End of Period                                                          $12.914   $14.519    $15.116
Number of Units Outstanding, End of Period                                                        2,593     3,554      4,687
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.281    $12.121
Accumulation Unit Value, End of Period                                                          $11.281   $12.121    $12.115
Number of Units Outstanding, End of Period                                                          271     1,121      1,701
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.614    $12.610
Accumulation Unit Value, End of Period                                                          $11.614   $12.610    $13.196
Number of Units Outstanding, End of Period                                                          754     8,137      6,757
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.265    $10.577
Accumulation Unit Value, End of Period                                                          $10.265   $10.577    $10.691
Number of Units Outstanding, End of Period                                                          765     8,308     35,031
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.899    $15.100
Accumulation Unit Value, End of Period                                                          $14.899   $15.100    $14.838
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.974     $9.895
Accumulation Unit Value, End of Period                                                           $9.974    $9.895     $9.850
Number of Units Outstanding, End of Period                                                        2,572     3,215     10,667
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.892     $9.760
Accumulation Unit Value, End of Period                                                           $9.892    $9.760     $9.814
Number of Units Outstanding, End of Period                                                           89    15,209     14,945
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.060    $13.044
Accumulation Unit Value, End of Period                                                          $12.060   $13.044    $13.359
Number of Units Outstanding, End of Period                                                        1,136     2,288      8,224
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.981    $12.937
Accumulation Unit Value, End of Period                                                          $11.981   $12.937    $13.710
Number of Units Outstanding, End of Period                                                            0     1,440      7,711
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.454    $13.511
Accumulation Unit Value, End of Period                                                          $11.454   $13.511    $15.151
Number of Units Outstanding, End of Period                                                          227       226        225
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.269    $12.164
Accumulation Unit Value, End of Period                                                          $11.269   $12.164    $13.377
Number of Units Outstanding, End of Period                                                          241     1,235      2,746
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.846    $17.907
Accumulation Unit Value, End of Period                                                          $14.846   $17.907    $23.490
Number of Units Outstanding, End of Period                                                            0       651      2,863
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.571    $12.653
Accumulation Unit Value, End of Period                                                          $11.571   $12.653    $13.324
Number of Units Outstanding, End of Period                                                            0         0     11,102
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.663    $12.287
Accumulation Unit Value, End of Period                                                          $11.663   $12.287    $13.914
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.197    $13.487
Accumulation Unit Value, End of Period                                                          $12.197   $13.487    $14.810
Number of Units Outstanding, End of Period                                                          957     2,477     20,912
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.058    $15.555
Accumulation Unit Value, End of Period                                                          $13.058   $15.555    $17.893
Number of Units Outstanding, End of Period                                                        1,032     1,783      3,986
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.561    $15.818
Accumulation Unit Value, End of Period                                                          $13.561   $15.818    $17.510
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.350    $14.992
Accumulation Unit Value, End of Period                                                          $13.350   $14.992    $16.488
Number of Units Outstanding, End of Period                                                          211       594      5,804
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.729    $16.984
Accumulation Unit Value, End of Period                                                          $12.729   $16.984    $19.446
Number of Units Outstanding, End of Period                                                            0     1,809      4,611
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.807    $14.429
Accumulation Unit Value, End of Period                                                          $12.807   $14.429    $15.722
Number of Units Outstanding, End of Period                                                            0       383        381
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.470    $14.360
Accumulation Unit Value, End of Period                                                          $12.470   $14.360    $14.661
Number of Units Outstanding, End of Period                                                        4,729     7,720     31,091
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.801    $12.357
Accumulation Unit Value, End of Period                                                          $11.801   $12.357    $13.043
Number of Units Outstanding, End of Period                                                            0       638      4,849
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.368    $13.841
Accumulation Unit Value, End of Period                                                          $12.368   $13.841    $14.893
Number of Units Outstanding, End of Period                                                           19     1,802      8,839
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.865    $13.983
Accumulation Unit Value, End of Period                                                          $12.865   $13.983    $14.457
Number of Units Outstanding, End of Period                                                          696     2,007      5,556
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.214    $12.735
Accumulation Unit Value, End of Period                                                          $12.214   $12.735    $13.560
Number of Units Outstanding, End of Period                                                            0       402        400
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.733    $12.137
Accumulation Unit Value, End of Period                                                          $11.733   $12.137    $12.541
Number of Units Outstanding, End of Period                                                          221     1,018      2,032
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.778
Accumulation Unit Value, End of Period                                                               --   $10.778    $11.338
Number of Units Outstanding, End of Period                                                           --         0        817
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.424    $13.954
Accumulation Unit Value, End of Period                                                          $12.424   $13.954    $15.276
Number of Units Outstanding, End of Period                                                          436       434      6,325
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.259    $13.370
Accumulation Unit Value, End of Period                                                          $12.259   $13.370    $13.714
Number of Units Outstanding, End of Period                                                           24     1,074      1,369
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.849
Number of Units Outstanding, End of Period                                                           --        --      6,507
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.460    $12.176
Accumulation Unit Value, End of Period                                                          $11.460   $12.176    $13.713
Number of Units Outstanding, End of Period                                                        2,989     2,973      2,956
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.582    $15.859
Accumulation Unit Value, End of Period                                                          $13.582   $15.859    $16.583
Number of Units Outstanding, End of Period                                                            0       532      4,840
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.930
Number of Units Outstanding, End of Period                                                           --        --      1,319
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.709
Number of Units Outstanding, End of Period                                                           --        --      1,262
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.864
Number of Units Outstanding, End of Period                                                           --        --      2,655
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.065
Number of Units Outstanding, End of Period                                                           --        --      2,142
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.452
Number of Units Outstanding, End of Period                                                           --        --      2,488
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.083
Number of Units Outstanding, End of Period                                                           --        --      1,119
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.129
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.670
Accumulation Unit Value, End of Period                                                               --   $10.670    $10.810
Number of Units Outstanding, End of Period                                                           --     2,014      4,141
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.214
Accumulation Unit Value, End of Period                                                               --   $11.214    $11.173
Number of Units Outstanding, End of Period                                                           --         0      2,972
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.355
Number of Units Outstanding, End of Period                                                           --        --        153
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.926
Accumulation Unit Value, End of Period                                                               --   $10.926    $11.845
Number of Units Outstanding, End of Period                                                           --     1,489      8,721
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.492
Accumulation Unit Value, End of Period                                                               --   $11.492    $12.416
Number of Units Outstanding, End of Period                                                           --         0      7,845
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.499
Number of Units Outstanding, End of Period                                                           --        --      1,726
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.351
Number of Units Outstanding, End of Period                                                           --        --      1,923
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.317
Number of Units Outstanding, End of Period                                                           --        --      4,494
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.245
Number of Units Outstanding, End of Period                                                           --        --      5,336
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.292    $11.982
Accumulation Unit Value, End of Period                                                          $11.292   $11.982    $12.220
Number of Units Outstanding, End of Period                                                            0    30,877     27,092
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.264    $13.362
Accumulation Unit Value, End of Period                                                          $12.264   $13.362    $13.789
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.633    $14.394
Accumulation Unit Value, End of Period                                                          $12.633   $14.394    $15.837
Number of Units Outstanding, End of Period                                                        1,443     1,819      6,592
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.130    $13.398
Accumulation Unit Value, End of Period                                                          $12.130   $13.398    $14.296
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.900
Number of Units Outstanding, End of Period                                                           --        --      1,417
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.700    $12.050
Accumulation Unit Value, End of Period                                                          $11.700   $12.050    $12.490
Number of Units Outstanding, End of Period                                                            0         0          0


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.95% and an administrative charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.164    $13.388
Accumulation Unit Value, End of Period                                                          $12.164   $13.388    $16.080
Number of Units Outstanding, End of Period                                                          433       887        884
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.190    $12.908
Accumulation Unit Value, End of Period                                                          $12.190   $12.908    $13.309
Number of Units Outstanding, End of Period                                                        3,419     8,213      8,310
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.816    $12.819
Accumulation Unit Value, End of Period                                                          $11.816   $12.819    $14.791
Number of Units Outstanding, End of Period                                                        2,560     5,789      6,375
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.617    $13.888
Accumulation Unit Value, End of Period                                                          $12.617   $13.888    $14.728
Number of Units Outstanding, End of Period                                                        1,183     1,179      1,176
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.530    $13.768
Accumulation Unit Value, End of Period                                                          $12.530   $13.768    $14.343
Number of Units Outstanding, End of Period                                                          453       453        453
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.896    $14.469
Accumulation Unit Value, End of Period                                                          $12.896   $14.469    $15.034
Number of Units Outstanding, End of Period                                                        4,042     8,445      9,405
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.266    $12.079
Accumulation Unit Value, End of Period                                                          $11.266   $12.079    $12.049
Number of Units Outstanding, End of Period                                                        5,695     7,022      6,969
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.599    $12.567
Accumulation Unit Value, End of Period                                                          $11.599   $12.567    $13.124
Number of Units Outstanding, End of Period                                                            0     1,481      1,481
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.251    $10.541
Accumulation Unit Value, End of Period                                                          $10.251   $10.541    $10.633
Number of Units Outstanding, End of Period                                                        5,174    26,917     58,872
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.879    $15.049
Accumulation Unit Value, End of Period                                                          $14.879   $15.049    $14.758
Number of Units Outstanding, End of Period                                                          404       404        404
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.960     $9.861
Accumulation Unit Value, End of Period                                                           $9.960    $9.861     $9.797
Number of Units Outstanding, End of Period                                                          773    32,548     33,800
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.879     $9.727
Accumulation Unit Value, End of Period                                                           $9.879    $9.727     $9.761
Number of Units Outstanding, End of Period                                                            0     8,476     20,645
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.044    $12.999
Accumulation Unit Value, End of Period                                                          $12.044   $12.999    $13.286
Number of Units Outstanding, End of Period                                                        4,817     6,668     20,958
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.965    $12.893
Accumulation Unit Value, End of Period                                                          $11.965   $12.893    $13.635
Number of Units Outstanding, End of Period                                                        8,755     9,023      8,859
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.439    $13.465
Accumulation Unit Value, End of Period                                                          $11.439   $13.465    $15.069
Number of Units Outstanding, End of Period                                                        3,467     4,948      5,433
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.254    $12.123
Accumulation Unit Value, End of Period                                                          $11.254   $12.123    $13.304
Number of Units Outstanding, End of Period                                                          474     1,823      2,863
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.826    $17.846
Accumulation Unit Value, End of Period                                                          $14.826   $17.846    $23.363
Number of Units Outstanding, End of Period                                                          415     1,308      2,743
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.555    $12.610
Accumulation Unit Value, End of Period                                                          $11.647   $12.610    $13.252
Number of Units Outstanding, End of Period                                                          991    10,557     22,067
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.647    $12.245
Accumulation Unit Value, End of Period                                                          $11.555   $12.245    $13.839
Number of Units Outstanding, End of Period                                                          600       987        982
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.180    $13.441
Accumulation Unit Value, End of Period                                                          $12.180   $13.441    $14.730
Number of Units Outstanding, End of Period                                                        4,298    17,277     32,627
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.040    $15.502
Accumulation Unit Value, End of Period                                                          $13.040   $15.502    $17.796
Number of Units Outstanding, End of Period                                                        5,065     7,856     11,875
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.543    $15.764
Accumulation Unit Value, End of Period                                                          $13.543   $15.764    $17.415
Number of Units Outstanding, End of Period                                                        1,317     5,166      7,762
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.331    $14.941
Accumulation Unit Value, End of Period                                                          $13.331   $14.941    $16.399
Number of Units Outstanding, End of Period                                                        6,986    13,813     26,405
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.711    $16.927
Accumulation Unit Value, End of Period                                                          $12.711   $16.927    $19.341
Number of Units Outstanding, End of Period                                                        1,331     4,396      5,815
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.790    $14.380
Accumulation Unit Value, End of Period                                                          $12.790   $14.380    $15.637
Number of Units Outstanding, End of Period                                                            0     1,148      3,038
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.453    $14.311
Accumulation Unit Value, End of Period                                                          $12.453   $14.311    $14.581
Number of Units Outstanding, End of Period                                                       13,637    36,846     95,234
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.785    $12.315
Accumulation Unit Value, End of Period                                                          $11.785   $12.315    $12.972
Number of Units Outstanding, End of Period                                                        8,537    18,251     18,684
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.352    $13.794
Accumulation Unit Value, End of Period                                                          $12.352   $13.794    $14.812
Number of Units Outstanding, End of Period                                                       11,163    25,743     26,833
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.848    $13.935
Accumulation Unit Value, End of Period                                                          $12.848   $13.935    $14.378
Number of Units Outstanding, End of Period                                                        6,850    13,525     15,785
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.197    $12.692
Accumulation Unit Value, End of Period                                                          $12.197   $12.692    $13.487
Number of Units Outstanding, End of Period                                                        7,385     8,020      7,980
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.717    $12.096
Accumulation Unit Value, End of Period                                                          $11.717   $12.096    $12.473
Number of Units Outstanding, End of Period                                                        4,828     5,064      4,841
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.763
Accumulation Unit Value, End of Period                                                               --   $10.763    $11.299
Number of Units Outstanding, End of Period                                                           --     5,003     11,694
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.407    $13.906
Accumulation Unit Value, End of Period                                                          $12.407   $13.906    $15.193
Number of Units Outstanding, End of Period                                                          447     2,037      5,987
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.242    $13.324
Accumulation Unit Value, End of Period                                                          $12.242   $13.324    $13.639
Number of Units Outstanding, End of Period                                                        1,991     4,498      4,657
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.833
Number of Units Outstanding, End of Period                                                           --        --     21,112
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.445    $12.135
Accumulation Unit Value, End of Period                                                          $11.445   $12.135    $13.639
Number of Units Outstanding, End of Period                                                        2,114     3,201      2,991
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.563    $15.805
Accumulation Unit Value, End of Period                                                          $13.563   $15.805    $16.493
Number of Units Outstanding, End of Period                                                        2,059     8,513     29,031
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.915
Number of Units Outstanding, End of Period                                                           --        --     20,466
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.695
Number of Units Outstanding, End of Period                                                           --        --      2,110
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.848
Number of Units Outstanding, End of Period                                                           --        --     22,206
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.050
Number of Units Outstanding, End of Period                                                           --        --      9,747
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.438
Number of Units Outstanding, End of Period                                                           --        --      2,253
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.066
Number of Units Outstanding, End of Period                                                           --        --     14,003
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.113
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.655
Accumulation Unit Value, End of Period                                                               --   $10.655    $10.774
Number of Units Outstanding, End of Period                                                           --     5,265      5,208
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.198
Accumulation Unit Value, End of Period                                                               --   $11.198    $11.135
Number of Units Outstanding, End of Period                                                           --     2,354     11,326
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.339
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.911
Accumulation Unit Value, End of Period                                                               --   $10.911    $11.805
Number of Units Outstanding, End of Period                                                           --     1,672     14,780
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.476
Accumulation Unit Value, End of Period                                                               --   $11.476    $12.373
Number of Units Outstanding, End of Period                                                           --     3,188     53,004
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.485
Number of Units Outstanding, End of Period                                                           --        --      4,554
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.335
Number of Units Outstanding, End of Period                                                           --        --      5,161
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.302
Number of Units Outstanding, End of Period                                                           --        --     13,050
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.230
Number of Units Outstanding, End of Period                                                           --        --     19,182
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.276    $11.941
Accumulation Unit Value, End of Period                                                          $12.114   $11.941    $12.154
Number of Units Outstanding, End of Period                                                            0     3,838      4,667
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.247    $13.317
Accumulation Unit Value, End of Period                                                          $12.247   $13.317    $13.714
Number of Units Outstanding, End of Period                                                        2,013     5,001      5,245
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.615    $14.345
Accumulation Unit Value, End of Period                                                          $12.615   $14.345    $15.751
Number of Units Outstanding, End of Period                                                        1,231     2,597      2,710
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.114    $13.353
Accumulation Unit Value, End of Period                                                          $12.114   $13.353    $14.219
Number of Units Outstanding, End of Period                                                        3,860         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.885
Number of Units Outstanding, End of Period                                                           --        --      6,281
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.684    $12.009
Accumulation Unit Value, End of Period                                                          $11.684   $12.009    $12.422
Number of Units Outstanding, End of Period                                                        6,603     6,296      8,555

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase)
Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option and the Earnings Protection Death Benefit
Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I.
Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.05% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.155    $13.365
Accumulation Unit Value, End of Period                                                          $12.155   $13.365    $16.036
Number of Units Outstanding, End of Period                                                        5,483     5,709      3,667
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.181    $12.886
Accumulation Unit Value, End of Period                                                          $12.181   $12.886    $13.273
Number of Units Outstanding, End of Period                                                        5,330    13,592     15,708
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.808    $12.797
Accumulation Unit Value, End of Period                                                          $11.808   $12.797    $14.751
Number of Units Outstanding, End of Period                                                        2,040     9,023     12,036
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.609    $13.865
Accumulation Unit Value, End of Period                                                          $12.609   $13.865    $14.688
Number of Units Outstanding, End of Period                                                        1,804     1,815      1,571
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.522    $13.745
Accumulation Unit Value, End of Period                                                          $12.522   $13.745    $14.304
Number of Units Outstanding, End of Period                                                          151       692        691
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.887    $14.445
Accumulation Unit Value, End of Period                                                          $12.887   $14.445    $14.994
Number of Units Outstanding, End of Period                                                        7,015    10,339     10,113
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.258    $12.059
Accumulation Unit Value, End of Period                                                          $11.258   $12.059    $12.016
Number of Units Outstanding, End of Period                                                        2,556     7,621      8,858
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.591    $12.546
Accumulation Unit Value, End of Period                                                          $11.591   $12.546    $13.088
Number of Units Outstanding, End of Period                                                          632    15,334     19,845
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.244    $10.523
Accumulation Unit Value, End of Period                                                          $10.244   $10.523    $10.604
Number of Units Outstanding, End of Period                                                        9,985    26,882     94,990
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.869    $15.023
Accumulation Unit Value, End of Period                                                          $14.869   $15.023    $14.718
Number of Units Outstanding, End of Period                                                           14       528        669
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.954     $9.845
Accumulation Unit Value, End of Period                                                           $9.954    $9.845     $9.770
Number of Units Outstanding, End of Period                                                        5,767     6,840      8,582
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.872     $9.710
Accumulation Unit Value, End of Period                                                           $9.872    $9.710     $9.734
Number of Units Outstanding, End of Period                                                          241    13,407     41,547
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.036    $12.977
Accumulation Unit Value, End of Period                                                          $12.036   $12.977    $13.250
Number of Units Outstanding, End of Period                                                        7,502    23,014     33,979
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.957    $12.871
Accumulation Unit Value, End of Period                                                          $11.957   $12.871    $13.598
Number of Units Outstanding, End of Period                                                        9,487    13,340     15,521
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.431    $13.442
Accumulation Unit Value, End of Period                                                          $11.431   $13.442    $15.028
Number of Units Outstanding, End of Period                                                        5,133    11,372     12,371
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.246    $12.102
Accumulation Unit Value, End of Period                                                          $11.246   $12.102    $13.268
Number of Units Outstanding, End of Period                                                        1,704     3,146      3,329
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.816    $17.816
Accumulation Unit Value, End of Period                                                          $14.816   $17.816    $23.299
Number of Units Outstanding, End of Period                                                            0       402      1,634
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.639    $12.224
Accumulation Unit Value, End of Period                                                          $11.639   $12.224    $13.801
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.547    $12.589
Accumulation Unit Value, End of Period                                                          $11.547   $12.589    $13.216
Number of Units Outstanding, End of Period                                                        1,104     3,036      5,120
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.172    $13.418
Accumulation Unit Value, End of Period                                                          $12.172   $13.418    $14.690
Number of Units Outstanding, End of Period                                                        7,719    16,307     27,562
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.031    $15.476
Accumulation Unit Value, End of Period                                                          $13.031   $15.476    $17.747
Number of Units Outstanding, End of Period                                                        7,987    18,951     23,089
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.533    $15.737
Accumulation Unit Value, End of Period                                                          $13.533   $15.737    $17.368
Number of Units Outstanding, End of Period                                                          560     6,339      6,532
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.322    $14.916
Accumulation Unit Value, End of Period                                                          $13.322   $14.916    $16.354
Number of Units Outstanding, End of Period                                                        2,251     9,513     18,922
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.703    $16.898
Accumulation Unit Value, End of Period                                                          $12.703   $16.898    $19.288
Number of Units Outstanding, End of Period                                                          805     2,932      5,670
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.781    $14.356
Accumulation Unit Value, End of Period                                                          $12.781   $14.356    $15.595
Number of Units Outstanding, End of Period                                                        7,649    10,733     11,628
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.445    $14.286
Accumulation Unit Value, End of Period                                                          $12.445   $14.286    $14.541
Number of Units Outstanding, End of Period                                                       29,376    69,418    105,491
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.777    $12.294
Accumulation Unit Value, End of Period                                                          $11.777   $12.294    $12.937
Number of Units Outstanding, End of Period                                                        6,180     9,015     10,919
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.343    $13.771
Accumulation Unit Value, End of Period                                                          $12.343   $13.771    $14.772
Number of Units Outstanding, End of Period                                                       15,254    21,461     23,079
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.839    $13.912
Accumulation Unit Value, End of Period                                                          $12.839   $13.912    $14.339
Number of Units Outstanding, End of Period                                                        8,406    19,238     23,287
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.189    $12.670
Accumulation Unit Value, End of Period                                                          $12.189   $12.670    $13.450
Number of Units Outstanding, End of Period                                                            0     4,768      4,768
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.709    $12.076
Accumulation Unit Value, End of Period                                                          $11.709   $12.076    $12.439
Number of Units Outstanding, End of Period                                                          634     1,552      1,180
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.756
Accumulation Unit Value, End of Period                                                               --   $10.756    $11.280
Number of Units Outstanding, End of Period                                                           --     1,832      3,654
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.399    $13.883
Accumulation Unit Value, End of Period                                                          $12.399   $13.883    $15.152
Number of Units Outstanding, End of Period                                                        6,055    10,818     11,428
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.234    $13.302
Accumulation Unit Value, End of Period                                                          $12.234   $13.302    $13.602
Number of Units Outstanding, End of Period                                                        5,306    10,509     12,085
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.825
Number of Units Outstanding, End of Period                                                           --        --     11,641
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.437    $12.114
Accumulation Unit Value, End of Period                                                          $11.437   $12.114    $13.601
Number of Units Outstanding, End of Period                                                        9,639    13,913     14,430
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.554    $15.778
Accumulation Unit Value, End of Period                                                          $13.554   $15.778    $16.448
Number of Units Outstanding, End of Period                                                        3,816    14,353     20,816
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.907
Number of Units Outstanding, End of Period                                                           --        --     12,280
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.687
Number of Units Outstanding, End of Period                                                           --        --      1,019
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.840
Number of Units Outstanding, End of Period                                                           --        --     10,277
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.042
Number of Units Outstanding, End of Period                                                           --        --      4,301
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.430
Number of Units Outstanding, End of Period                                                           --        --     10,513
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.058
Number of Units Outstanding, End of Period                                                           --        --      7,502
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.106
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.648
Accumulation Unit Value, End of Period                                                               --   $10.648    $10.755
Number of Units Outstanding, End of Period                                                           --     4,457      4,976
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.191
Accumulation Unit Value, End of Period                                                               --   $11.191    $11.116
Number of Units Outstanding, End of Period                                                           --       275      9,823
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.331
Number of Units Outstanding, End of Period                                                           --        --      1,399
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.903
Accumulation Unit Value, End of Period                                                               --   $10.903    $11.785
Number of Units Outstanding, End of Period                                                           --       283      6,896
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.468
Accumulation Unit Value, End of Period                                                               --   $11.468    $12.352
Number of Units Outstanding, End of Period                                                           --    13,436     45,135
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.478
Number of Units Outstanding, End of Period                                                           --        --      7,540
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.327
Number of Units Outstanding, End of Period                                                           --        --     11,794
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.294
Number of Units Outstanding, End of Period                                                           --        --     12,293
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.222
Number of Units Outstanding, End of Period                                                           --        --      7,181
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.269    $11.921
Accumulation Unit Value, End of Period                                                          $11.269   $11.921    $12.120
Number of Units Outstanding, End of Period                                                        9,062    67,864    100,251
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.239    $13.294
Accumulation Unit Value, End of Period                                                          $12.239   $13.294    $13.677
Number of Units Outstanding, End of Period                                                        1,973     6,433      5,885
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.607    $14.320
Accumulation Unit Value, End of Period                                                          $12.607   $14.320    $15.708
Number of Units Outstanding, End of Period                                                          217     1,896      4,103
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.105    $13.330
Accumulation Unit Value, End of Period                                                          $12.105   $13.330    $14.180
Number of Units Outstanding, End of Period                                                          440     1,907      2,807
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.877
Number of Units Outstanding, End of Period                                                           --        --      8,576
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.676    $11.989
Accumulation Unit Value, End of Period                                                          $11.676   $11.989    $12.388
Number of Units Outstanding, End of Period                                                        2,679    18,357     17,971


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the MAV Death Benefit Option, the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 0-70))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings
Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP
Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton
Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class
B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value -
Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP
Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class
2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap
Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.25% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.139    $13.320
Accumulation Unit Value, End of Period                                                          $12.139   $13.320    $15.949
Number of Units Outstanding, End of Period                                                        3,059     3,241      3,181
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.165    $12.842
Accumulation Unit Value, End of Period                                                          $12.165   $12.842    $13.201
Number of Units Outstanding, End of Period                                                       42,467    51,747     50,611
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.792    $12.754
Accumulation Unit Value, End of Period                                                          $11.792   $12.754    $14.671
Number of Units Outstanding, End of Period                                                       12,391    25,136     22,652
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.592    $13.817
Accumulation Unit Value, End of Period                                                          $12.592   $13.817    $14.608
Number of Units Outstanding, End of Period                                                        4,257    10,696      8,364
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.504    $13.698
Accumulation Unit Value, End of Period                                                          $12.504   $13.698    $14.226
Number of Units Outstanding, End of Period                                                        1,665     5,041      3,870
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.870    $14.396
Accumulation Unit Value, End of Period                                                          $12.870   $14.396    $14.912
Number of Units Outstanding, End of Period                                                       17,926    30,596     28,587
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.243    $12.018
Accumulation Unit Value, End of Period                                                          $11.243   $12.018    $11.951
Number of Units Outstanding, End of Period                                                       30,481    38,139     28,345
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.575    $12.503
Accumulation Unit Value, End of Period                                                          $11.575   $12.503    $13.017
Number of Units Outstanding, End of Period                                                       19,059    19,582     22,418
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.230    $10.487
Accumulation Unit Value, End of Period                                                          $10.230   $10.487    $10.547
Number of Units Outstanding, End of Period                                                       54,645    92,904     90,593
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.849    $14.972
Accumulation Unit Value, End of Period                                                          $14.849   $14.972    $14.638
Number of Units Outstanding, End of Period                                                        2,279     2,870      2,696
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.940     $9.811
Accumulation Unit Value, End of Period                                                           $9.940    $9.811     $9.717
Number of Units Outstanding, End of Period                                                       72,420    94,383     88,918
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.859     $9.677
Accumulation Unit Value, End of Period                                                           $9.859    $9.677     $9.681
Number of Units Outstanding, End of Period                                                       37,046    41,290     69,278
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.019    $12.933
Accumulation Unit Value, End of Period                                                          $12.019   $12.933    $13.178
Number of Units Outstanding, End of Period                                                       86,178   102,644     64,876
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.940    $12.827
Accumulation Unit Value, End of Period                                                          $11.940   $12.827    $13.524
Number of Units Outstanding, End of Period                                                       12,145    12,457     15,534
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.415    $13.396
Accumulation Unit Value, End of Period                                                          $11.415   $13.396    $14.946
Number of Units Outstanding, End of Period                                                        3,006    10,426     12,802
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.231    $12.061
Accumulation Unit Value, End of Period                                                          $11.231   $12.061    $13.196
Number of Units Outstanding, End of Period                                                        2,452     7,170      7,477
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.796    $17.755
Accumulation Unit Value, End of Period                                                          $14.796   $17.755    $23.173
Number of Units Outstanding, End of Period                                                       11,894    15,023     14,594
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.623    $12.182
Accumulation Unit Value, End of Period                                                          $11.623   $12.182    $13.726
Number of Units Outstanding, End of Period                                                       22,701    41,302     26,167
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.531    $12.546
Accumulation Unit Value, End of Period                                                          $11.531   $12.546    $13.144
Number of Units Outstanding, End of Period                                                       17,339    20,354     46,391
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.155    $13.373
Accumulation Unit Value, End of Period                                                          $12.155   $13.373    $14.610
Number of Units Outstanding, End of Period                                                       23,374    50,007     75,653
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.014    $15.423
Accumulation Unit Value, End of Period                                                          $13.014   $15.423    $17.651
Number of Units Outstanding, End of Period                                                       33,773    47,346     51,361
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.515    $15.684
Accumulation Unit Value, End of Period                                                          $13.515   $15.684    $17.274
Number of Units Outstanding, End of Period                                                       33,480    39,426     31,835
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.304    $14.865
Accumulation Unit Value, End of Period                                                          $13.304   $14.865    $16.265
Number of Units Outstanding, End of Period                                                       29,916    43,891     40,547
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.685    $16.840
Accumulation Unit Value, End of Period                                                          $12.685   $16.840    $19.183
Number of Units Outstanding, End of Period                                                       29,564    38,255     34,422
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.763    $14.307
Accumulation Unit Value, End of Period                                                          $12.763   $14.307    $15.510
Number of Units Outstanding, End of Period                                                        3,764     2,363      1,854
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.428    $14.238
Accumulation Unit Value, End of Period                                                          $12.428   $14.238    $14.462
Number of Units Outstanding, End of Period                                                      111,935   178,082    196,363
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.761    $12.252
Accumulation Unit Value, End of Period                                                          $11.761   $12.252    $12.867
Number of Units Outstanding, End of Period                                                       19,075    22,425     25,650
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.326    $13.724
Accumulation Unit Value, End of Period                                                          $12.326   $13.724    $14.691
Number of Units Outstanding, End of Period                                                       42,052    75,861     78,843
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.821    $13.864
Accumulation Unit Value, End of Period                                                          $12.821   $13.864    $14.261
Number of Units Outstanding, End of Period                                                       16,493    35,057     36,380
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.172    $12.627
Accumulation Unit Value, End of Period                                                          $12.172   $12.627    $13.377
Number of Units Outstanding, End of Period                                                        8,256     8,568      8,695
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.693    $12.034
Accumulation Unit Value, End of Period                                                          $11.693   $12.034    $12.371
Number of Units Outstanding, End of Period                                                        4,161    14,240     15,148
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.741
Accumulation Unit Value, End of Period                                                               --   $10.741    $11.242
Number of Units Outstanding, End of Period                                                           --     4,991      9,250
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.382    $13.835
Accumulation Unit Value, End of Period                                                          $12.382   $13.835    $15.069
Number of Units Outstanding, End of Period                                                        6,928    14,842     22,175
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.217    $13.256
Accumulation Unit Value, End of Period                                                          $12.217   $13.256    $13.528
Number of Units Outstanding, End of Period                                                       35,403    50,326     62,234
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.809
Number of Units Outstanding, End of Period                                                           --        --      2,772
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.421    $12.073
Accumulation Unit Value, End of Period                                                          $11.421   $12.073    $13.527
Number of Units Outstanding, End of Period                                                        6,067     8,745      8,623
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.535    $15.724
Accumulation Unit Value, End of Period                                                          $13.535   $15.724    $16.359
Number of Units Outstanding, End of Period                                                       24,426    32,306     39,183
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.892
Number of Units Outstanding, End of Period                                                           --        --      1,020
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.673
Number of Units Outstanding, End of Period                                                           --        --        659
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.824
Number of Units Outstanding, End of Period                                                           --        --      8,956
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.027
Number of Units Outstanding, End of Period                                                           --        --      1,778
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.416
Number of Units Outstanding, End of Period                                                           --        --      3,562
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.041
Number of Units Outstanding, End of Period                                                           --        --      7,290
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.090
Number of Units Outstanding, End of Period                                                           --        --      1,272
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.634
Accumulation Unit Value, End of Period                                                               --   $10.634    $10.719
Number of Units Outstanding, End of Period                                                           --     6,647     14,368
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.175
Accumulation Unit Value, End of Period                                                               --   $11.175    $11.078
Number of Units Outstanding, End of Period                                                           --     4,497     76,105
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.316
Number of Units Outstanding, End of Period                                                           --        --      2,392
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.888
Accumulation Unit Value, End of Period                                                               --   $10.888    $11.745
Number of Units Outstanding, End of Period                                                           --     4,116     49,639
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.453
Accumulation Unit Value, End of Period                                                               --   $11.453    $12.310
Number of Units Outstanding, End of Period                                                           --    11,972     44,576
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.463
Number of Units Outstanding, End of Period                                                           --        --      2,852
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.312
Number of Units Outstanding, End of Period                                                           --        --     12,386
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.278
Number of Units Outstanding, End of Period                                                           --        --      7,303
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.207
Number of Units Outstanding, End of Period                                                           --        --      2,131
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.253    $11.880
Accumulation Unit Value, End of Period                                                          $11.253   $11.880    $12.055
Number of Units Outstanding, End of Period                                                        6,784    11,902     13,365
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.222    $13.249
Accumulation Unit Value, End of Period                                                          $12.222   $13.249    $13.602
Number of Units Outstanding, End of Period                                                        6,026     5,240      5,227
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.589    $14.272
Accumulation Unit Value, End of Period                                                          $12.589   $14.272    $15.623
Number of Units Outstanding, End of Period                                                       14,517    20,686     28,722
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.089    $13.285
Accumulation Unit Value, End of Period                                                          $12.089   $13.285    $14.103
Number of Units Outstanding, End of Period                                                        3,168     4,105      4,040
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.862
Number of Units Outstanding, End of Period                                                           --        --      1,793
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.660    $11.948
Accumulation Unit Value, End of Period                                                          $11.660   $11.948    $12.321
Number of Units Outstanding, End of Period                                                       10,663    16,651     16,656


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST  OFFERED*  (With the Earnings  Protection  Death Benefit  Option (age
71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Earnings Protection Death
Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the
AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.90% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.168    $13.400
Accumulation Unit Value, End of Period                                                          $12.168   $13.400    $16.102
Number of Units Outstanding, End of Period                                                          200       200        200
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.194    $12.919
Accumulation Unit Value, End of Period                                                          $12.194   $12.919    $13.327
Number of Units Outstanding, End of Period                                                          271     1,235      1,231
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.820    $12.830
Accumulation Unit Value, End of Period                                                          $11.820   $12.830    $14.811
Number of Units Outstanding, End of Period                                                            0     2,024      3,594
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.622    $13.900
Accumulation Unit Value, End of Period                                                          $12.622   $13.900    $14.748
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.534    $13.780
Accumulation Unit Value, End of Period                                                          $12.534   $13.780    $14.362
Number of Units Outstanding, End of Period                                                            0     1,547      1,547
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.901    $14.482
Accumulation Unit Value, End of Period                                                          $12.901   $14.482    $15.055
Number of Units Outstanding, End of Period                                                            0         0      1,007
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.270    $12.090
Accumulation Unit Value, End of Period                                                          $11.270   $12.090    $12.066
Number of Units Outstanding, End of Period                                                            0       958      1,241
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.603    $12.578
Accumulation Unit Value, End of Period                                                          $11.603   $12.578    $13.142
Number of Units Outstanding, End of Period                                                            0       260        514
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.255    $10.550
Accumulation Unit Value, End of Period                                                          $10.255   $10.550    $10.648
Number of Units Outstanding, End of Period                                                            0     8,614     17,544
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.884    $15.062
Accumulation Unit Value, End of Period                                                          $14.884   $15.062    $14.778
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.964     $9.870
Accumulation Unit Value, End of Period                                                           $9.964    $9.870     $9.810
Number of Units Outstanding, End of Period                                                            0     9,561      1,628
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.882     $9.735
Accumulation Unit Value, End of Period                                                           $9.882    $9.735     $9.774
Number of Units Outstanding, End of Period                                                            0     5,334      9,040
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.048    $13.010
Accumulation Unit Value, End of Period                                                          $12.048   $13.010    $13.304
Number of Units Outstanding, End of Period                                                            0       709      2,865
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.969    $12.904
Accumulation Unit Value, End of Period                                                          $11.969   $12.904    $13.654
Number of Units Outstanding, End of Period                                                          273       531        531
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.443    $13.476
Accumulation Unit Value, End of Period                                                          $11.443   $13.476    $15.089
Number of Units Outstanding, End of Period                                                            0     1,724      1,724
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.258    $12.133
Accumulation Unit Value, End of Period                                                          $11.258   $12.133    $13.322
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.831    $17.861
Accumulation Unit Value, End of Period                                                          $14.831   $17.861    $23.394
Number of Units Outstanding, End of Period                                                            0         0      6,532
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.559    $12.621
Accumulation Unit Value, End of Period                                                          $11.559   $12.621    $13.270
Number of Units Outstanding, End of Period                                                            0       260      8,850
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.651    $12.255
Accumulation Unit Value, End of Period                                                          $11.651   $12.255    $13.857
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.184    $13.453
Accumulation Unit Value, End of Period                                                          $12.184   $13.453    $14.750
Number of Units Outstanding, End of Period                                                        1,464     1,464      5,169
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.045    $15.516
Accumulation Unit Value, End of Period                                                          $13.045   $15.516    $17.820
Number of Units Outstanding, End of Period                                                            0     1,508      3,347
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.547    $15.778
Accumulation Unit Value, End of Period                                                          $13.547   $15.778    $17.439
Number of Units Outstanding, End of Period                                                           95       185        185
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.336    $14.954
Accumulation Unit Value, End of Period                                                          $13.336   $14.954    $16.421
Number of Units Outstanding, End of Period                                                          349       488      3,854
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.716    $16.941
Accumulation Unit Value, End of Period                                                          $12.716   $16.941    $19.367
Number of Units Outstanding, End of Period                                                            0       766      3,154
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.794    $14.392
Accumulation Unit Value, End of Period                                                          $12.794   $14.392    $15.658
Number of Units Outstanding, End of Period                                                           81        81         81
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.458    $14.323
Accumulation Unit Value, End of Period                                                          $12.458   $14.323    $14.601
Number of Units Outstanding, End of Period                                                          921     4,484     15,664
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.789    $12.325
Accumulation Unit Value, End of Period                                                          $11.789   $12.325    $12.990
Number of Units Outstanding, End of Period                                                            0     1,688      1,688
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.356    $13.806
Accumulation Unit Value, End of Period                                                          $12.356   $13.806    $14.832
Number of Units Outstanding, End of Period                                                       10,119    10,717      6,221
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.852    $13.947
Accumulation Unit Value, End of Period                                                          $12.852   $13.947    $14.398
Number of Units Outstanding, End of Period                                                            0     2,450      2,734
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.201    $12.703
Accumulation Unit Value, End of Period                                                          $12.201   $12.703    $13.505
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.721    $12.106
Accumulation Unit Value, End of Period                                                          $11.721   $12.106    $12.490
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.767
Accumulation Unit Value, End of Period                                                               --   $10.767    $11.309
Number of Units Outstanding, End of Period                                                           --         0          0
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.412    $13.918
Accumulation Unit Value, End of Period                                                          $12.412   $13.918    $15.214
Number of Units Outstanding, End of Period                                                          622     2,155      3,872
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.246    $13.336
Accumulation Unit Value, End of Period                                                          $12.246   $13.336    $13.658
Number of Units Outstanding, End of Period                                                            0     3,253      3,557
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.837
Number of Units Outstanding, End of Period                                                           --        --      1,468
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.449    $12.145
Accumulation Unit Value, End of Period                                                          $11.449   $12.145    $13.657
Number of Units Outstanding, End of Period                                                            0         0          0
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.568    $15.818
Accumulation Unit Value, End of Period                                                          $13.568   $15.818    $16.516
Number of Units Outstanding, End of Period                                                          200     1,640      1,640
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.919
Number of Units Outstanding, End of Period                                                           --        --        159
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.698
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.852
Number of Units Outstanding, End of Period                                                           --        --      4,326
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.054
Number of Units Outstanding, End of Period                                                           --        --      1,564
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.441
Number of Units Outstanding, End of Period                                                           --        --      2,747
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.070
Number of Units Outstanding, End of Period                                                           --        --     13,476
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.117
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.659
Accumulation Unit Value, End of Period                                                               --   $10.659    $10.783
Number of Units Outstanding, End of Period                                                           --     1,650      2,444
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.202
Accumulation Unit Value, End of Period                                                               --   $11.202    $11.145
Number of Units Outstanding, End of Period                                                           --         0      2,402
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.343
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.915
Accumulation Unit Value, End of Period                                                               --   $10.915    $11.815
Number of Units Outstanding, End of Period                                                           --         0      3,326
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.480
Accumulation Unit Value, End of Period                                                               --   $11.480    $12.384
Number of Units Outstanding, End of Period                                                           --         0      8,025
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.488
Number of Units Outstanding, End of Period                                                           --        --        497
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.339
Number of Units Outstanding, End of Period                                                           --        --        667
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.306
Number of Units Outstanding, End of Period                                                           --        --      1,003
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.234
Number of Units Outstanding, End of Period                                                           --        --        773
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.280    $11.951
Accumulation Unit Value, End of Period                                                          $11.280   $11.951    $12.170
Number of Units Outstanding, End of Period                                                        9,174     7,877          0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.251    $13.328
Accumulation Unit Value, End of Period                                                          $12.251   $13.328    $13.733
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.620    $14.357
Accumulation Unit Value, End of Period                                                          $12.620   $14.357    $15.773
Number of Units Outstanding, End of Period                                                            0         0        511
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.118    $13.364
Accumulation Unit Value, End of Period                                                          $12.118   $13.364    $14.238
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.888
Number of Units Outstanding, End of Period                                                           --        --        798
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.688    $12.020
Accumulation Unit Value, End of Period                                                          $11.688   $12.020    $12.439
Number of Units Outstanding, End of Period                                                            0         0          0


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS:  ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE  SUB-ACCOUNT SINCE CONTRACTS
WERE  FIRST  OFFERED*  (With  the MAV  Death  Benefit  Option  and the  Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High
Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and
FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein
International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service
Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP
High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the
FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery
Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman
Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the
Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB
Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO
VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT
Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return -
Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.10% and an administrative charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.151    $13.354
Accumulation Unit Value, End of Period                                                          $12.151   $13.354    $16.015
Number of Units Outstanding, End of Period                                                        4,217     5,211      4,100
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.177    $12.875
Accumulation Unit Value, End of Period                                                          $12.177   $12.875    $13.255
Number of Units Outstanding, End of Period                                                        1,360     1,360      1,360
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.804    $12.787
Accumulation Unit Value, End of Period                                                          $11.804   $12.787    $14.731
Number of Units Outstanding, End of Period                                                        2,085     2,074      2,064
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.604    $13.853
Accumulation Unit Value, End of Period                                                          $12.604   $13.853    $14.668
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.517    $13.733
Accumulation Unit Value, End of Period                                                          $12.517   $13.733    $14.284
Number of Units Outstanding, End of Period                                                          657       775        775
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.883    $14.432
Accumulation Unit Value, End of Period                                                          $12.883   $14.432    $14.973
Number of Units Outstanding, End of Period                                                            0       977      6,056
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.255    $12.049
Accumulation Unit Value, End of Period                                                          $11.255   $12.049    $12.000
Number of Units Outstanding, End of Period                                                        3,002     3,803      3,916
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.587    $12.535
Accumulation Unit Value, End of Period                                                          $11.587   $12.535    $13.070
Number of Units Outstanding, End of Period                                                        3,107     3,074      3,042
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.241    $10.514
Accumulation Unit Value, End of Period                                                          $10.241   $10.514    $10.590
Number of Units Outstanding, End of Period                                                        1,469     4,697     25,082
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.864    $15.011
Accumulation Unit Value, End of Period                                                          $14.864   $15.011    $14.698
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.950     $9.836
Accumulation Unit Value, End of Period                                                           $9.950    $9.836     $9.757
Number of Units Outstanding, End of Period                                                        2,015     4,061      5,804
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.869     $9.702
Accumulation Unit Value, End of Period                                                           $9.869    $9.702     $9.721
Number of Units Outstanding, End of Period                                                            0     7,515     10,679
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.032    $12.966
Accumulation Unit Value, End of Period                                                          $12.032   $12.966    $13.232
Number of Units Outstanding, End of Period                                                            0     1,853      6,033
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.952    $12.860
Accumulation Unit Value, End of Period                                                          $11.952   $12.860    $13.580
Number of Units Outstanding, End of Period                                                            0     2,181      6,187
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.427    $13.430
Accumulation Unit Value, End of Period                                                          $11.427   $13.430    $15.007
Number of Units Outstanding, End of Period                                                          969     1,866      2,112
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.242    $12.092
Accumulation Unit Value, End of Period                                                          $11.242   $12.092    $13.250
Number of Units Outstanding, End of Period                                                          261     1,591      1,687
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.811    $17.800
Accumulation Unit Value, End of Period                                                          $14.811   $17.800    $23.268
Number of Units Outstanding, End of Period                                                          381     1,276        446
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.635    $12.214
Accumulation Unit Value, End of Period                                                          $11.635   $12.214    $13.782
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.543    $12.578
Accumulation Unit Value, End of Period                                                          $11.543   $12.578    $13.198
Number of Units Outstanding, End of Period                                                            0         0        407
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.168    $13.407
Accumulation Unit Value, End of Period                                                          $12.168   $13.407    $14.670
Number of Units Outstanding, End of Period                                                        1,061     1,061      3,759
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.027    $15.463
Accumulation Unit Value, End of Period                                                          $13.027   $15.463    $17.723
Number of Units Outstanding, End of Period                                                            0     1,041      3,492
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.529    $15.724
Accumulation Unit Value, End of Period                                                          $13.529   $15.724    $17.345
Number of Units Outstanding, End of Period                                                          589       661        661
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.318    $14.903
Accumulation Unit Value, End of Period                                                          $13.318   $14.903    $16.332
Number of Units Outstanding, End of Period                                                        2,528     3,060      5,741
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.698    $16.884
Accumulation Unit Value, End of Period                                                          $12.698   $16.884    $19.262
Number of Units Outstanding, End of Period                                                          683     3,262      3,169
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.777    $14.343
Accumulation Unit Value, End of Period                                                          $12.777   $14.343    $15.573
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.441    $14.274
Accumulation Unit Value, End of Period                                                          $12.441   $14.274    $14.522
Number of Units Outstanding, End of Period                                                        6,774     9,164     22,428
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.773    $12.283
Accumulation Unit Value, End of Period                                                          $11.773   $12.283    $12.920
Number of Units Outstanding, End of Period                                                            0       235        234
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.339    $13.759
Accumulation Unit Value, End of Period                                                          $12.339   $13.759    $14.751
Number of Units Outstanding, End of Period                                                        4,470     5,762      8,937
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.834    $13.900
Accumulation Unit Value, End of Period                                                          $12.834   $13.900    $14.320
Number of Units Outstanding, End of Period                                                          122       517      1,014
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.184    $12.659
Accumulation Unit Value, End of Period                                                          $12.184   $12.659    $13.432
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.705    $12.065
Accumulation Unit Value, End of Period                                                          $11.705   $12.065    $12.422
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.752
Accumulation Unit Value, End of Period                                                               --   $10.752    $11.271
Number of Units Outstanding, End of Period                                                           --         0        929
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.395    $13.871
Accumulation Unit Value, End of Period                                                          $12.395   $13.871    $15.131
Number of Units Outstanding, End of Period                                                            0     2,759      6,332
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.229    $13.290
Accumulation Unit Value, End of Period                                                          $12.229   $13.290    $13.584
Number of Units Outstanding, End of Period                                                            0     3,178      4,251
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.821
Number of Units Outstanding, End of Period                                                           --        --      4,305
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.433    $12.104
Accumulation Unit Value, End of Period                                                          $11.433   $12.104    $13.583
Number of Units Outstanding, End of Period                                                          686       815        815
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.549    $15.764
Accumulation Unit Value, End of Period                                                          $13.549   $15.764    $16.426
Number of Units Outstanding, End of Period                                                        1,518     3,012      6,456
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.904
Number of Units Outstanding, End of Period                                                           --        --      1,321
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.684
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.836
Number of Units Outstanding, End of Period                                                           --        --      2,512
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.039
Number of Units Outstanding, End of Period                                                           --        --      1,735
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.427
Number of Units Outstanding, End of Period                                                           --        --      2,390
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.054
Number of Units Outstanding, End of Period                                                           --        --        941
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.102
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.644
Accumulation Unit Value, End of Period                                                               --   $10.644    $10.746
Number of Units Outstanding, End of Period                                                           --         0        661
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.187
Accumulation Unit Value, End of Period                                                               --   $11.187    $11.107
Number of Units Outstanding, End of Period                                                           --     1,258      4,647
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.327
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.900
Accumulation Unit Value, End of Period                                                               --   $10.900    $11.775
Number of Units Outstanding, End of Period                                                           --         0      1,635
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.464
Accumulation Unit Value, End of Period                                                               --   $11.464    $12.342
Number of Units Outstanding, End of Period                                                           --       548      6,214
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.474
Number of Units Outstanding, End of Period                                                           --        --      2,034
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.324
Number of Units Outstanding, End of Period                                                           --        --          0
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.290
Number of Units Outstanding, End of Period                                                           --        --      1,915
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.219
Number of Units Outstanding, End of Period                                                           --        --      3,124
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.265    $11.910
Accumulation Unit Value, End of Period                                                          $11.265   $11.910    $12.104
Number of Units Outstanding, End of Period                                                            0       845        864
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.235    $13.283
Accumulation Unit Value, End of Period                                                          $12.235   $13.283    $13.658
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.602    $14.308
Accumulation Unit Value, End of Period                                                          $12.602   $14.308    $15.687
Number of Units Outstanding, End of Period                                                        2,837     2,943      4,334
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.101    $13.319
Accumulation Unit Value, End of Period                                                          $12.101   $13.319    $14.161
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.874
Number of Units Outstanding, End of Period                                                           --        --      2,726
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.672    $11.979
Accumulation Unit Value, End of Period                                                          $11.672   $11.979    $12.372
Number of Units Outstanding, End of Period                                                            0         0          0


(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account,
Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS
Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May
1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the
AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class
B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS
Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield -
Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y
Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the
Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and
Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt,
Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close
June 23, 2006 and will no longer be available as an investment alternative.
Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS
Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.
Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van
Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I.
Premier Equity - Series II Sub-Account was closed to new investments on May 1,
2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity -
Series II Sub-Account your investment will continue in the AIM V.I. Core Equity
Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I.
Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.





ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (With the Enhanced Beneficiary Protection (Annual Increase)
Option, and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Allstate Variable Annuity-L Share Contracts and all of the Variable
Sub-Accounts shown below were first offered with the Enhanced Beneficiary
Protection (Annual Increase) Option, and the Earnings Protection Death Benefit
Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I.
Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income
Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign
Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the
AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class
B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth &
Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the
Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth
Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the
Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S.
Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap
Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP
Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return
Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor
Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO
VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF
International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable
Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown.
The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.20% and an administrative charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                                         2003      2004       2005
SUB-ACCOUNTS
Morgan Stanley VIS Aggressive Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.143    $13.331
Accumulation Unit Value, End of Period                                                          $12.143   $13.331    $15.971
Number of Units Outstanding, End of Period                                                            0       425        425
Morgan Stanley VIS Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.169    $12.853
Accumulation Unit Value, End of Period                                                          $12.169   $12.853    $13.219
Number of Units Outstanding, End of Period                                                          486     3,773      3,774
Morgan Stanley VIS Equity-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.796    $12.765
Accumulation Unit Value, End of Period                                                          $11.796   $12.765    $14.691
Number of Units Outstanding, End of Period                                                            0     2,870      2,564
Morgan Stanley VIS European Equity-Class Y Sub-account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.596    $13.829
Accumulation Unit Value, End of Period                                                          $12.596   $13.829    $14.628
Number of Units Outstanding, End of Period                                                          240       846        824
Morgan Stanley VIS Global Advantage-Class Y Sub-account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.509    $13.710
Accumulation Unit Value, End of Period                                                          $12.509   $13.710    $14.245
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Global Dividend Growth-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.874    $14.408
Accumulation Unit Value, End of Period                                                          $12.874   $14.408    $14.932
Number of Units Outstanding, End of Period                                                          466     1,912      2,288
Morgan Stanley VIS High Yield-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.247    $12.028
Accumulation Unit Value, End of Period                                                          $11.247   $12.028    $11.967
Number of Units Outstanding, End of Period                                                          306     2,277      4,498
Morgan Stanley VIS Income Builder-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.579    $12.514
Accumulation Unit Value, End of Period                                                          $11.579   $12.514    $13.035
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Income Plus-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $10.234    $10.496
Accumulation Unit Value, End of Period                                                          $10.234   $10.496    $10.561
Number of Units Outstanding, End of Period                                                            0     6,630     14,331
Morgan Stanley VIS Information-Class Y Sub-Account (2, 3)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.854    $14.985
Accumulation Unit Value, End of Period                                                          $14.854   $14.985    $14.658
Number of Units Outstanding, End of Period                                                            0         0          0
Morgan Stanley VIS Limited Duration-Class Y Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.943     $9.819
Accumulation Unit Value, End of Period                                                           $9.943    $9.819     $9.730
Number of Units Outstanding, End of Period                                                        1,479     3,785     10,455
Morgan Stanley VIS Money Market-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000    $9.862     $9.686
Accumulation Unit Value, End of Period                                                           $9.862    $9.686     $9.694
Number of Units Outstanding, End of Period                                                            0     5,503     13,123
Morgan Stanley VIS S&P 500 Index-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.023    $12.944
Accumulation Unit Value, End of Period                                                          $12.023   $12.944    $13.196
Number of Units Outstanding, End of Period                                                            0       723        838
Morgan Stanley VIS Strategic-Class Y Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.944    $12.838
Accumulation Unit Value, End of Period                                                          $11.944   $12.838    $13.543
Number of Units Outstanding, End of Period                                                          983     3,944      3,851
Morgan Stanley VIS Utilities-Class Y Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.419    $13.408
Accumulation Unit Value, End of Period                                                          $11.419   $13.408    $14.966
Number of Units Outstanding, End of Period                                                            0       769        769
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (2, 4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.235    $12.071
Accumulation Unit Value, End of Period                                                          $11.235   $12.071    $13.214
Number of Units Outstanding, End of Period                                                            0         0        239
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $14.801    $17.770
Accumulation Unit Value, End of Period                                                          $14.801   $17.770    $23.204
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF Equity Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.627    $12.193
Accumulation Unit Value, End of Period                                                          $11.627   $12.193    $13.745
Number of Units Outstanding, End of Period                                                        1,274     1,267          0
Van Kampen UIF Equity and Income, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.535    $12.556
Accumulation Unit Value, End of Period                                                          $11.535   $12.556    $13.162
Number of Units Outstanding, End of Period                                                        1,026     4,638      8,772
Van Kampen UIF Global Franchise, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.159    $13.384
Accumulation Unit Value, End of Period                                                          $12.159   $13.384    $14.630
Number of Units Outstanding, End of Period                                                        1,114     3,327      3,826
Van Kampen UIF International Growth Equity, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.018    $15.436
Accumulation Unit Value, End of Period                                                          $13.018   $15.436    $17.675
Number of Units Outstanding, End of Period                                                            0       273      3,429
Van Kampen UIF Small Company Growth, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.520    $15.697
Accumulation Unit Value, End of Period                                                          $13.520   $15.697    $17.297
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.309    $14.878
Accumulation Unit Value, End of Period                                                          $13.309   $14.878    $16.287
Number of Units Outstanding, End of Period                                                          783       778      1,581
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.690    $16.855
Accumulation Unit Value, End of Period                                                          $12.690   $16.855    $19.209
Number of Units Outstanding, End of Period                                                            0     1,392      1,492
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.768    $14.319
Accumulation Unit Value, End of Period                                                          $12.768   $14.319    $15.531
Number of Units Outstanding, End of Period                                                            0         0          0
Van Kampen LIT Comstock, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.432    $14.250
Accumulation Unit Value, End of Period                                                          $12.432   $14.250    $14.482
Number of Units Outstanding, End of Period                                                        2,582     7,437     22,517
Van Kampen LIT Emerging Growth, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.765    $12.262
Accumulation Unit Value, End of Period                                                          $11.765   $12.262    $12.884
Number of Units Outstanding, End of Period                                                        2,098     2,088      1,074
Van Kampen LIT Growth and Income, Class II Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.331    $13.735
Accumulation Unit Value, End of Period                                                          $12.331   $13.735    $14.711
Number of Units Outstanding, End of Period                                                        2,571     4,803      7,541
AIM V.I. Basic Value-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.826    $13.876
Accumulation Unit Value, End of Period                                                          $12.826   $13.876    $14.281
Number of Units Outstanding, End of Period                                                            0     1,284      1,276
AIM V.I. Capital Appreciation-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.176    $12.638
Accumulation Unit Value, End of Period                                                          $12.176   $12.638    $13.395
Number of Units Outstanding, End of Period                                                            0         0          0
AIM V.I. Core Equity-Series II Sub-Account (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.697    $12.045
Accumulation Unit Value, End of Period                                                          $11.697   $12.045    $12.388
Number of Units Outstanding, End of Period                                                            0       448        448
AIM V.I. Mid Cap Core Equity-Series II Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.745
Accumulation Unit Value, End of Period                                                               --   $10.745    $11.251
Number of Units Outstanding, End of Period                                                           --         0          0
AllianceBernstein Growth-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.386    $13.847
Accumulation Unit Value, End of Period                                                          $12.386   $13.847    $15.090
Number of Units Outstanding, End of Period                                                            0         0          0
AllianceBernstein Growth and Income-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.221    $13.268
Accumulation Unit Value, End of Period                                                          $12.221   $13.268    $13.547
Number of Units Outstanding, End of Period                                                            0     1,052      1,052
AllianceBernstein International Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.813
Number of Units Outstanding, End of Period                                                           --        --        172
AllianceBernstein Large Cap Growth-Class B Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.425    $12.083
Accumulation Unit Value, End of Period                                                          $11.425   $12.083    $13.546
Number of Units Outstanding, End of Period                                                            0       309        309
AllianceBernstein Small/Mid Cap Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $13.540    $15.737
Accumulation Unit Value, End of Period                                                          $13.540   $15.737    $16.381
Number of Units Outstanding, End of Period                                                          795     1,432      4,652
AllianceBernstein Utility Income-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.896
Number of Units Outstanding, End of Period                                                           --        --      3,701
AllianceBernstein Value-Class B Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.676
Number of Units Outstanding, End of Period                                                           --        --          0
Fidelity VIP Contrafund(R) -Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.828
Number of Units Outstanding, End of Period                                                           --        --      2,032
Fidelity VIP Growth & Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.031
Number of Units Outstanding, End of Period                                                           --        --        122
Fidelity VIP High Income-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.420
Number of Units Outstanding, End of Period                                                           --        --        587
Fidelity VIP Mid Cap-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $12.045
Number of Units Outstanding, End of Period                                                           --        --      2,601
Fidelity VIP Money Market-Service Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
FTVIP Franklin Flex Cap Growth Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.094
Number of Units Outstanding, End of Period                                                           --        --      3,577
FTVIP Franklin High Income-Class 2 Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.637
Accumulation Unit Value, End of Period                                                               --   $10.637    $10.728
Number of Units Outstanding, End of Period                                                           --       985        946
FTVIP Franklin Income Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.179
Accumulation Unit Value, End of Period                                                               --   $11.179    $11.088
Number of Units Outstanding, End of Period                                                           --         0     11,109
FTVIP Mutual Discovery Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.320
Number of Units Outstanding, End of Period                                                           --        --          0
FTVIP Mutual Shares Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $10.892
Accumulation Unit Value, End of Period                                                               --   $10.892    $11.755
Number of Units Outstanding, End of Period                                                           --         0         43
FTVIP Templeton Foreign Securities-Class 2 Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --   $10.000    $11.457
Accumulation Unit Value, End of Period                                                               --   $11.457    $12.321
Number of Units Outstanding, End of Period                                                           --       522     10,520
Goldman Sachs VIT Growth and Income Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.467
Number of Units Outstanding, End of Period                                                           --        --         48
Goldman Sachs VIT Mid Cap Value  Sub-Account (1)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.316
Number of Units Outstanding, End of Period                                                           --        --      3,591
Goldman Sachs VIT Structured Small Cap Equity Sub-Account (6)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.282
Number of Units Outstanding, End of Period                                                           --        --      3,706
Goldman Sachs VIT Structured U.S. Equity Sub-Account (7)
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $11.211
Number of Units Outstanding, End of Period                                                           --        --        689
PIMCO VIT Commodity Real Return Strategy-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Emerging Markets Bond-Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Real Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
PIMCO VIT Total Return -Advisor Shares Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --         --
Accumulation Unit Value, End of Period                                                               --        --         --
Number of Units Outstanding, End of Period                                                           --        --         --
Putnam VT The George Putnam Fund of Boston-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.257    $11.890
Accumulation Unit Value, End of Period                                                          $11.257   $11.890    $12.071
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT Growth and Income-Class IB Sub-Account (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.226    $13.260
Accumulation Unit Value, End of Period                                                          $12.226   $13.260    $13.621
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT International Equity-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.594    $14.284
Accumulation Unit Value, End of Period                                                          $12.594   $14.284    $15.644
Number of Units Outstanding, End of Period                                                            0       610        868
Putnam VT Investors-Class IB Sub-Account (8)
Accumulation Unit Value, Beginning of Period                                                    $10.000   $12.093    $13.296
Accumulation Unit Value, End of Period                                                          $12.093   $13.296    $14.122
Number of Units Outstanding, End of Period                                                            0         0          0
Putnam VT New Value-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                         --        --    $10.000
Accumulation Unit Value, End of Period                                                               --        --    $10.866
Number of Units Outstanding, End of Period                                                           --        --         62
Putnam VT Voyager-Class IB Sub-Account
Accumulation Unit Value, Beginning of Period                                                    $10.000   $11.664    $11.958
Accumulation Unit Value, End of Period                                                          $11.664   $11.958    $12.338
Number of Units Outstanding, End of Period                                                            0       729        743



(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account , the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Information - Class Y Sub-Account , the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) The Morgan Stanley VIS Information Portfolio - Class Y is scheduled to close June 23, 2006 and will no longer be available as an investment alternative. Therefore, we will no longer accept new allocations to the Variable Sub-Account that invests in this Portfolio as of the closing date. Prior to the closing date, you may transfer any Contract Value in this Sub-Account to another available investment alternative. Any Contract Value remaining in the Sub-Account on the closing date will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account. If you are enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing or dollar cost averaging, the Morgan Stanley VIS Money Market - Class Y Sub-Account will replace the Morgan Stanley VIS Information Class Y Sub-Account unless you instruct us otherwise.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. As the AIM V.I. Premier Equity - Series II Sub-Account was closed to new investments on May 1, 2005, the AIM V.I. Core Equity - Series II Sub-Account is not available for new investments. If you are currently invested in the AIM V.I. Premier Equity - Series II Sub-Account your investment will continue in the AIM V.I. Core Equity Series II Sub-Account unless you instruct us otherwise. If, prior to May 1, 2005 you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) May 1, 2006, the Goldman Sachs VIT CORESM Small Cap Equity Fund changed its name to the Goldman Sachs VIT Structured Small Cap Equity Fund . We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(7) May 1, 2006, the Goldman Sachs VIT CORESM U.S. Equity Fund changed its name to the Goldman Sachs VIT Structured U.S. Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in this Portfolio

(8) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                     THE ALLSTATE ADVISOR VARIABLE ANNUITIES
                          (Advisor, Advisor Preferred)

              Statement of Additional Information dated May 1, 2006

Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 80469 Lincoln, NE 68501-0469
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor

-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2006 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



Additions, Deletions or Substitutions of Investments
The Contracts
         Agreements with the Prudential Insurance Company of America
         Distribution
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Insurance Company ("Allstate Life")announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate Life and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

A.G. Edwards and Sons, Inc.
American General Securities, Inc.
Associated Investment Services, Inc.
Bank Insurance & Securities
Bancnorth Investment Group, Inc.
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Brokerage Services. Inc.
Cuso Financial Services, Inc.
FSC Securities Corporation
First Merit Securities, Inc.
HSBC Brokerage, Inc.
Independent Financial Marketing Group, Inc.
LPL Financial Services
Merrill Lynch
National City Investments, Inc.
National Planning Corporation
PNC Investments LLC
Primevest Financial Services, Inc.
Putnam
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sentra Securities
Spelman & Co.
Stifel, Nicolaus & Company, Inc.
SunAmerica Securities, Inc.
Suntrust Securities, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bank
UVEST Financial Services Group, Inc.
Webster Investment Services, Inc.
Wescom Financial


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal years ending December 31, 2005, December 31, 2004, and December 31, 2003 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.




CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
-------------------------------------------------------------------------------

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub-accounts, as of December 31, 2005 and for each of the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, the related consolidated financial statement schedules of Allstate Life, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

Allstate Advisor Contracts

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture, Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.30% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                    2003        2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $10.739     $11.294
Accumulation Unit Value, End of Period                                     $10.739     $11.294     $11.026
Number of Units Outstanding, End of Period                                     964       3,836       5,467
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $12.255     $14.408
Accumulation Unit Value, End of Period                                     $12.255     $14.408     $16.033
Number of Units Outstanding, End of Period                                      39         372       2,623
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $10.017     $10.279
Accumulation Unit Value, End of Period                                     $10.017     $10.279     $10.345
Number of Units Outstanding, End of Period                                   4,370      22,071      33,740
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $11.346     $12.775
Accumulation Unit Value, End of Period                                     $11.346     $12.775     $13.722
Number of Units Outstanding, End of Period                                   2,917       6,884       8,382
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $11.252     $12.780
Accumulation Unit Value, End of Period                                     $11.252     $12.780     $13.062
Number of Units Outstanding, End of Period                                   2,743      15,696      18,249
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $11.427     $13.150
Accumulation Unit Value, End of Period                                     $11.427     $13.150     $14.810
Number of Units Outstanding, End of Period                                     785       4,185       4,707
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $12.221     $14.951
Accumulation Unit Value, End of Period                                     $12.221     $14.951     $16.482
Number of Units Outstanding, End of Period                                   2,986       3,904       8,608
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.837     $13.446     $14.651
Accumulation Unit Value, End of Period                                     $13.446     $14.651     $14.941
Number of Units Outstanding, End of Period                                   5,295      34,192      49,672
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.248
Accumulation Unit Value, End of Period                                          --     $11.248     $11.259
Number of Units Outstanding, End of Period                                      --       6,273      62,920
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.528
Accumulation Unit Value, End of Period                                          --     $10.528     $10.481
Number of Units Outstanding, End of Period                                      --         450       6,111
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.492     $14.621     $17.823
Accumulation Unit Value, End of Period                                     $14.621     $17.823     $19.098
Number of Units Outstanding, End of Period                                   1,789       8,885      13,413
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.260
Accumulation Unit Value, End of Period                                          --     $10.260     $10.350
Number of Units Outstanding, End of Period                                      --       1,165      17,963
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.414     $12.737     $14.133
Accumulation Unit Value, End of Period                                     $12.737     $14.133     $15.392
Number of Units Outstanding, End of Period                                   5,790      43,567      75,962
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $13.307     $16.942     $20.814
Accumulation Unit Value, End of Period                                     $16.942     $20.814     $26.129
Number of Units Outstanding, End of Period                                     311         733       2,745
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.603     $13.653     $15.942
Accumulation Unit Value, End of Period                                     $13.653     $15.942     $17.302
Number of Units Outstanding, End of Period                                   3,016       8,395      30,763
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.915
Accumulation Unit Value, End of Period                                          --     $10.915     $11.500
Number of Units Outstanding, End of Period                                      --           0       2,024
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.365
Accumulation Unit Value, End of Period                                          --     $10.365     $10.345
Number of Units Outstanding, End of Period                                      --       1,656       7,508
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.899
Accumulation Unit Value, End of Period                                          --     $10.899     $11.086
Number of Units Outstanding, End of Period                                      --           0      22,386
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.147
Accumulation Unit Value, End of Period                                          --     $11.147     $11.489
Number of Units Outstanding, End of Period                                      --       2,262       9,706
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.130
Accumulation Unit Value, End of Period                                          --     $11.130     $11.866
Number of Units Outstanding, End of Period                                      --           0       5,672
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.038     $13.148     $14.220
Accumulation Unit Value, End of Period                                     $13.148     $14.220     $14.523
Number of Units Outstanding, End of Period                                   1,955      16,454      25,162
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.111     $12.306     $12.925
Accumulation Unit Value, End of Period                                     $12.306     $12.925     $13.352
Number of Units Outstanding, End of Period                                   3,879      19,281      60,874
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.113
Accumulation Unit Value, End of Period                                          --     $10.113     $10.195
Number of Units Outstanding, End of Period                                      --           0       9,049
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.809     $14.292     $16.737
Accumulation Unit Value, End of Period                                     $14.292     $16.737     $18.807
Number of Units Outstanding, End of Period                                   1,056       2,998       2,638
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.231     $13.010     $13.936
Accumulation Unit Value, End of Period                                     $13.010     $13.936     $14.004
Number of Units Outstanding, End of Period                                   2,542      26,631      62,135
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.490     $12.685     $13.639
Accumulation Unit Value, End of Period                                     $12.685     $13.639     $14.208
Number of Units Outstanding, End of Period                                   2,349      16,936      25,218
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.679     $14.723     $17.285
Accumulation Unit Value, End of Period                                     $14.723     $17.285     $18.683
Number of Units Outstanding, End of Period                                   3,309       7,958      13,705
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT  (1)
Accumulation Unit Value, Beginning of Period                               $12.267     $12.440     $14.636
Accumulation Unit Value, End of Period                                     $12.440     $14.636     $16.147
Number of Units Outstanding, End of Period                                     476       5,002      14,594
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.482     $12.186     $13.017
Accumulation Unit Value, End of Period                                     $12.186     $13.017     $13.141
Number of Units Outstanding, End of Period                                   5,590      49,302      75,255
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.617     $12.483     $13.417
Accumulation Unit Value, End of Period                                     $12.483     $13.417     $14.139
Number of Units Outstanding, End of Period                                       0       2,768       6,775
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.251     $13.559     $14.841
Accumulation Unit Value, End of Period                                     $13.559     $14.841     $15.385
Number of Units Outstanding, End of Period                                   2,418      12,548      14,577
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $11.022     $11.348     $11.976
Accumulation Unit Value, End of Period                                     $11.348     $11.976     $13.355
Number of Units Outstanding, End of Period                                     616       2,932       3,263
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.439     $13.398     $14.590
Accumulation Unit Value, End of Period                                     $13.398     $14.590     $14.819
Number of Units Outstanding, End of Period                                   1,898      21,390      28,503
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.501     $10.484     $10.786
Accumulation Unit Value, End of Period                                     $10.484     $10.786     $10.877
Number of Units Outstanding, End of Period                                   4,246      19,979      23,750
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.487     $13.436     $15.379
Accumulation Unit Value, End of Period                                     $13.436     $15.379     $16.999
Number of Units Outstanding, End of Period                                   2,435       3,712       3,968
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.823     $13.044     $14.474
Accumulation Unit Value, End of Period                                     $13.044     $14.474     $15.514
Number of Units Outstanding, End of Period                                       0           0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $9.944      $9.893      $9.809
Accumulation Unit Value, End of Period                                      $9.893      $9.809      $9.908
Number of Units Outstanding, End of Period                                   3,117      48,706      56,921
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.463     $13.550     $14.724
Accumulation Unit Value, End of Period                                     $13.550     $14.724     $15.957
Number of Units Outstanding, End of Period                                     673       2,442       2,457
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.824     $14.632     $16.638
Accumulation Unit Value, End of Period                                     $14.632     $16.638     $17.357
Number of Units Outstanding, End of Period                                       0       5,488       9,426
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.076     $13.148     $13.932
Accumulation Unit Value, End of Period                                     $13.148     $13.932     $14.412
Number of Units Outstanding, End of Period                                     519       6,590       6,197
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.476     $12.132     $12.932
Accumulation Unit Value, End of Period                                     $12.132     $12.932     $13.249
Number of Units Outstanding, End of Period                                   5,770      20,704      23,552
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.753     $14.114     $16.907
Accumulation Unit Value, End of Period                                     $14.114     $16.907     $18.084
Number of Units Outstanding, End of Period                                   1,600       1,852       1,649
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.534     $13.616     $15.909
Accumulation Unit Value, End of Period                                     $13.616     $15.909     $17.577
Number of Units Outstanding, End of Period                                   1,225       1,377       1,339
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.647     $12.448     $12.880
Accumulation Unit Value, End of Period                                     $12.448     $12.880     $13.410
Number of Units Outstanding, End of Period                                   3,123       4,150       8,473
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.138
Accumulation Unit Value, End of Period                                          --     $11.138     $12.191
Number of Units Outstanding, End of Period                                      --         209         230
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.351
Accumulation Unit Value, End of Period                                          --     $11.351     $11.642
Number of Units Outstanding, End of Period                                      --       5,627      38,093
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.122     $11.785     $12.396
Accumulation Unit Value, End of Period                                     $11.785     $12.396     $13.145
Number of Units Outstanding, End of Period                                     102       2,093       5,891
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.877     $13.408     $15.073
Accumulation Unit Value, End of Period                                     $13.408     $15.073     $16.293
Number of Units Outstanding, End of Period                                     105       6,657       9,414
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $10.000      $9.905
Accumulation Unit Value, End of Period                                     $10.000      $9.905      $9.995
Number of Units Outstanding, End of Period                                       0      31,382      53,761
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.721     $13.929     $15.105
Accumulation Unit Value, End of Period                                     $13.929     $15.105     $16.686
Number of Units Outstanding, End of Period                                       0       7,454      10,377
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.974
Accumulation Unit Value, End of Period                                          --     $10.974     $11.609
Number of Units Outstanding, End of Period                                      --         450       1,213
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $10.745
Accumulation Unit Value, End of Period                                          --     $10.745     $12.224
Number of Units Outstanding, End of Period                                      --         493         471
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $10.000     $10.000     $11.109
Accumulation Unit Value, End of Period                                     $10.000     $11.109     $12.254
Number of Units Outstanding, End of Period                                       0       3,320       6,051
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --          --          --
Accumulation Unit Value, End of Period                                          --          --          --
Number of Units Outstanding, End of Period                                      --          --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.120     $13.603     $15.939
Accumulation Unit Value, End of Period                                     $13.603     $15.939     $17.725
Number of Units Outstanding, End of Period                                       0         942       1,075
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --     $10.000     $11.308
Accumulation Unit Value, End of Period                                          --     $11.308     $12.493
Number of Units Outstanding, End of Period                                      --       1,994       8,987
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.641     $14.569     $19.529
Accumulation Unit Value, End of Period                                     $14.569     $19.529     $22.461
Number of Units Outstanding, End of Period                                     388      11,430      19,368



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                2003        2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $10.737     $11.285
Accumulation Unit Value, End of Period                                 $10.737     $11.285     $11.012
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $12.252     $14.397
Accumulation Unit Value, End of Period                                 $12.252     $14.397     $16.013
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $10.014     $10.271
Accumulation Unit Value, End of Period                                 $10.014     $10.271     $10.332
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $11.343     $12.766
Accumulation Unit Value, End of Period                                 $11.343     $12.766     $13.704
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $11.249     $12.770
Accumulation Unit Value, End of Period                                 $11.249     $12.770     $13.045
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $11.425     $13.141
Accumulation Unit Value, End of Period                                 $11.425     $13.141     $14.791
Number of Units Outstanding, End of Period                                   0           0           0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $12.218     $14.940
Accumulation Unit Value, End of Period                                 $12.218     $14.940     $16.462
Number of Units Outstanding, End of Period                                   0           0           0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.829     $13.434     $14.631
Accumulation Unit Value, End of Period                                 $13.434     $14.631     $14.912
Number of Units Outstanding, End of Period                                   0           0           0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.244
Accumulation Unit Value, End of Period                                      --     $11.244     $11.249
Number of Units Outstanding, End of Period                                  --           0       5,807
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.527
Accumulation Unit Value, End of Period                                      --     $10.527     $10.475
Number of Units Outstanding, End of Period                                  --           0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.484     $14.608     $17.798
Accumulation Unit Value, End of Period                                 $14.608     $17.798     $19.062
Number of Units Outstanding, End of Period                                   0           0           0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.256
Accumulation Unit Value, End of Period                                      --     $10.256     $10.342
Number of Units Outstanding, End of Period                                  --           0           0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.407     $12.726     $14.113
Accumulation Unit Value, End of Period                                 $12.726     $14.113     $15.363
Number of Units Outstanding, End of Period                                   0           0       4,127
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $13.298     $16.927     $20.785
Accumulation Unit Value, End of Period                                 $16.927     $20.785     $26.079
Number of Units Outstanding, End of Period                                   0           0           0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.596     $13.641     $15.920
Accumulation Unit Value, End of Period                                 $13.641     $15.920     $17.269
Number of Units Outstanding, End of Period                                   0           0       3,672
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.913
Accumulation Unit Value, End of Period                                      --     $10.913     $11.493
Number of Units Outstanding, End of Period                                  --           0           0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.364
Accumulation Unit Value, End of Period                                      --     $10.364     $10.338
Number of Units Outstanding, End of Period                                  --           0           0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.897
Accumulation Unit Value, End of Period                                      --     $10.897     $11.079
Number of Units Outstanding, End of Period                                  --           0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.146
Accumulation Unit Value, End of Period                                      --     $11.146     $11.482
Number of Units Outstanding, End of Period                                  --           0           0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.129
Accumulation Unit Value, End of Period                                      --     $11.129     $11.859
Number of Units Outstanding, End of Period                                  --           0           0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.031     $13.136     $14.200
Accumulation Unit Value, End of Period                                 $13.136     $14.200     $14.496
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.110     $12.302     $12.914
Accumulation Unit Value, End of Period                                 $12.302     $12.914     $13.334
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.111
Accumulation Unit Value, End of Period                                      --     $10.111     $10.188
Number of Units Outstanding, End of Period                                  --           0           0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.801     $14.279     $16.714
Accumulation Unit Value, End of Period                                 $14.279     $16.714     $18.771
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.223     $12.999     $13.916
Accumulation Unit Value, End of Period                                 $12.999     $13.916     $13.977
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.482     $12.674     $13.620
Accumulation Unit Value, End of Period                                 $12.674     $13.620     $14.181
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.671     $14.710     $17.261
Accumulation Unit Value, End of Period                                 $14.710     $17.261     $18.647
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                           $12.259     $12.429     $14.616
Accumulation Unit Value, End of Period                                 $12.429     $14.616     $16.116
Number of Units Outstanding, End of Period                                   0           0           0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.475     $12.175     $12.999
Accumulation Unit Value, End of Period                                 $12.175     $12.999     $13.116
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.609     $12.472     $13.398
Accumulation Unit Value, End of Period                                 $12.472     $13.398     $14.112
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.243     $13.547     $14.821
Accumulation Unit Value, End of Period                                 $13.547     $14.821     $15.356
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $11.014     $11.338     $11.959
Accumulation Unit Value, End of Period                                 $11.338     $11.959     $13.329
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.431     $13.387     $14.570
Accumulation Unit Value, End of Period                                 $13.387     $14.570     $14.790
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.494     $10.475     $10.771
Accumulation Unit Value, End of Period                                 $10.475     $10.771     $10.856
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.480     $13.424     $15.358
Accumulation Unit Value, End of Period                                 $13.424     $15.358     $16.966
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.815     $13.032     $14.454
Accumulation Unit Value, End of Period                                 $13.032     $14.454     $15.485
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                            $9.938      $9.884      $9.796
Accumulation Unit Value, End of Period                                  $9.884      $9.796      $9.889
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $12.454     $13.538     $14.704
Accumulation Unit Value, End of Period                                 $13.538     $14.704     $15.926
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.816     $14.619     $16.615
Accumulation Unit Value, End of Period                                 $14.619     $16.615     $17.324
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                           $12.068     $13.136     $13.912
Accumulation Unit Value, End of Period                                 $13.136     $13.912     $14.385
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.468     $12.121     $12.914
Accumulation Unit Value, End of Period                                 $12.121     $12.914     $13.224
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $12.745     $14.101     $16.883
Accumulation Unit Value, End of Period                                 $14.101     $16.883     $18.050
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.526     $13.604     $15.887
Accumulation Unit Value, End of Period                                 $13.604     $15.887     $17.543
Number of Units Outstanding, End of Period                                   0           0           0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.639     $12.437     $12.862
Accumulation Unit Value, End of Period                                 $12.437     $12.862     $13.385
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.134
Accumulation Unit Value, End of Period                                      --     $11.134     $12.181
Number of Units Outstanding, End of Period                                  --           0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.347
Accumulation Unit Value, End of Period                                      --     $11.347     $11.632
Number of Units Outstanding, End of Period                                  --           0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.115     $11.774     $12.379
Accumulation Unit Value, End of Period                                 $11.774     $12.379     $13.120
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.869     $13.396     $15.052
Accumulation Unit Value, End of Period                                 $13.396     $15.052     $16.262
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000     $10.000      $9.900
Accumulation Unit Value, End of Period                                 $10.000      $9.900      $9.985
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.712     $13.917     $15.084
Accumulation Unit Value, End of Period                                 $13.917     $15.084     $16.654
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.971
Accumulation Unit Value, End of Period                                      --     $10.971     $11.599
Number of Units Outstanding, End of Period                                  --           0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --     $10.000     $10.742
Accumulation Unit Value, End of Period                                      --     $10.742     $12.214
Number of Units Outstanding, End of Period                                  --           0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $10.000     $10.000     $11.103
Accumulation Unit Value, End of Period                                 $10.000     $11.103     $12.242
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --          --          --
Accumulation Unit Value, End of Period                                      --          --          --
Number of Units Outstanding, End of Period                                  --          --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.119     $13.598     $15.926
Accumulation Unit Value, End of Period                                 $13.598     $15.926     $17.701
Number of Units Outstanding, End of Period                                   0           0           0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --     $10.000     $11.304
Accumulation Unit Value, End of Period                                      --     $11.304     $12.482
Number of Units Outstanding, End of Period                                  --           0           0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.633     $14.556     $19.501
Accumulation Unit Value, End of Period                                 $14.556     $19.501     $22.419
Number of Units Outstanding, End of Period                                   0           0           0


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.









Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.40% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                2003       2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.734     $11.277
Accumulation Unit Value, End of Period                                                 $10.734    $11.277     $10.998
Number of Units Outstanding, End of Period                                               3,004      4,613       4,585
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.249     $14.387
Accumulation Unit Value, End of Period                                                 $12.249    $14.387     $15.993
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.012     $10.263
Accumulation Unit Value, End of Period                                                 $10.012    $10.263     $10.319
Number of Units Outstanding, End of Period                                                 183      2,392       2,492
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.341     $12.756
Accumulation Unit Value, End of Period                                                 $11.341    $12.756     $13.687
Number of Units Outstanding, End of Period                                               1,534      6,006       5,719
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.247     $12.761
Accumulation Unit Value, End of Period                                                 $11.247    $12.761     $13.029
Number of Units Outstanding, End of Period                                                   0      1,003       1,015
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.422     $13.131
Accumulation Unit Value, End of Period                                                 $11.422    $13.131     $14.773
Number of Units Outstanding, End of Period                                               2,152      4,078       4,364
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.215     $14.929
Accumulation Unit Value, End of Period                                                 $12.215    $14.929     $16.441
Number of Units Outstanding, End of Period                                                 243      1,262       1,288
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.825    $13.425     $14.614
Accumulation Unit Value, End of Period                                                 $13.425    $14.614     $14.888
Number of Units Outstanding, End of Period                                               7,952     16,293      17,984
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.240
Accumulation Unit Value, End of Period                                                      --    $11.240     $11.240
Number of Units Outstanding, End of Period                                                  --     10,011      20,532
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.525
Accumulation Unit Value, End of Period                                                      --    $10.525     $10.468
Number of Units Outstanding, End of Period                                                  --          0       7,184
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.479    $14.599     $17.778
Accumulation Unit Value, End of Period                                                 $14.599    $17.778     $19.031
Number of Units Outstanding, End of Period                                               1,794      6,495       8,702
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.253
Accumulation Unit Value, End of Period                                                      --    $10.253     $10.333
Number of Units Outstanding, End of Period                                                  --        449       1,445
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.402    $12.718     $14.097
Accumulation Unit Value, End of Period                                                 $12.718    $14.097     $15.338
Number of Units Outstanding, End of Period                                               5,373     20,601      26,818
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $13.293    $16.917     $20.762
Accumulation Unit Value, End of Period                                                 $16.917    $20.762     $26.037
Number of Units Outstanding, End of Period                                                   0        725       1,024
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.591    $13.633     $15.902
Accumulation Unit Value, End of Period                                                 $13.633    $15.902     $17.241
Number of Units Outstanding, End of Period                                                 287      1,205       8,383
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.912
Accumulation Unit Value, End of Period                                                      --    $10.912     $11.485
Number of Units Outstanding, End of Period                                                  --          0       7,092
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.363
Accumulation Unit Value, End of Period                                                      --    $10.363     $10.332
Number of Units Outstanding, End of Period                                                  --          0         867
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.896
Accumulation Unit Value, End of Period                                                      --    $10.896     $11.072
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.144
Accumulation Unit Value, End of Period                                                      --    $11.144     $11.475
Number of Units Outstanding, End of Period                                                  --          0         984
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.127
Accumulation Unit Value, End of Period                                                      --    $11.127     $11.851
Number of Units Outstanding, End of Period                                                  --          0         174
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.026    $13.128     $14.184
Accumulation Unit Value, End of Period                                                 $13.128    $14.184     $14.472
Number of Units Outstanding, End of Period                                               3,163      8,281       9,296
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.109    $12.298     $12.903
Accumulation Unit Value, End of Period                                                 $12.298    $12.903     $13.316
Number of Units Outstanding, End of Period                                                 252      3,221       3,000
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.110
Accumulation Unit Value, End of Period                                                      --    $10.110     $10.182
Number of Units Outstanding, End of Period                                                  --          0       5,576
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.797    $14.270     $16.695
Accumulation Unit Value, End of Period                                                 $14.270    $16.695     $18.740
Number of Units Outstanding, End of Period                                                 274      2,492       2,513
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.219    $12.991     $13.901
Accumulation Unit Value, End of Period                                                 $12.991    $13.901     $13.955
Number of Units Outstanding, End of Period                                               1,216      8,437       9,362
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.478    $12.666     $13.604
Accumulation Unit Value, End of Period                                                 $12.666    $13.604     $14.157
Number of Units Outstanding, End of Period                                               1,176      8,264       8,686
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.666    $14.701     $17.242
Accumulation Unit Value, End of Period                                                 $14.701    $17.242     $18.617
Number of Units Outstanding, End of Period                                               1,774      2,405       2,661
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                           $12.254    $12.422     $14.600
Accumulation Unit Value, End of Period                                                 $12.422    $14.600     $16.090
Number of Units Outstanding, End of Period                                               1,526      5,431       5,211
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.470    $12.168     $12.984
Accumulation Unit Value, End of Period                                                 $12.168    $12.984     $13.095
Number of Units Outstanding, End of Period                                               2,251      9,938      11,754
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.605    $12.464     $13.383
Accumulation Unit Value, End of Period                                                 $12.464    $13.383     $14.089
Number of Units Outstanding, End of Period                                               2,940      4,055       4,619
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.239    $13.539     $14.804
Accumulation Unit Value, End of Period                                                 $13.539    $14.804     $15.331
Number of Units Outstanding, End of Period                                                   0         12          28
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $11.010    $11.331     $11.945
Accumulation Unit Value, End of Period                                                 $11.331    $11.945     $13.308
Number of Units Outstanding, End of Period                                                   0        970       1,075
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.426    $13.378     $14.554
Accumulation Unit Value, End of Period                                                 $13.378    $14.554     $14.766
Number of Units Outstanding, End of Period                                               3,010      6,098       6,719
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.490    $10.469     $10.759
Accumulation Unit Value, End of Period                                                 $10.469    $10.759     $10.838
Number of Units Outstanding, End of Period                                               5,937     10,925      12,975
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.475    $13.416     $15.341
Accumulation Unit Value, End of Period                                                 $13.416    $15.341     $16.939
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.811    $13.024     $14.437
Accumulation Unit Value, End of Period                                                 $13.024    $14.437     $15.460
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $9.934     $9.878      $9.785
Accumulation Unit Value, End of Period                                                  $9.878     $9.785      $9.873
Number of Units Outstanding, End of Period                                                 578     11,999      15,148
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.450    $13.530     $14.687
Accumulation Unit Value, End of Period                                                 $13.530    $14.687     $15.900
Number of Units Outstanding, End of Period                                                  27        136         100
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.811    $14.610     $16.596
Accumulation Unit Value, End of Period                                                 $14.610    $16.596     $17.296
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.064    $13.128     $13.896
Accumulation Unit Value, End of Period                                                 $13.128    $13.896     $14.361
Number of Units Outstanding, End of Period                                                   0      1,356       1,366
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.464    $12.113     $12.899
Accumulation Unit Value, End of Period                                                 $12.113    $12.899     $13.202
Number of Units Outstanding, End of Period                                                 253        481         494
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.740    $14.093     $16.864
Accumulation Unit Value, End of Period                                                 $14.093    $16.864     $18.020
Number of Units Outstanding, End of Period                                                   0        165         162
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.521    $13.596     $15.869
Accumulation Unit Value, End of Period                                                 $13.596    $15.869     $17.515
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.635    $12.429     $12.847
Accumulation Unit Value, End of Period                                                 $12.429    $12.847     $13.363
Number of Units Outstanding, End of Period                                                 931      4,227       4,528
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.130
Accumulation Unit Value, End of Period                                                      --    $11.130     $12.171
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.343
Accumulation Unit Value, End of Period                                                      --    $11.343     $11.622
Number of Units Outstanding, End of Period                                                  --        441         439
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.111    $11.767     $12.365
Accumulation Unit Value, End of Period                                                 $11.767    $12.365     $13.098
Number of Units Outstanding, End of Period                                                   0         63         267
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.864    $13.388     $15.035
Accumulation Unit Value, End of Period                                                 $13.388    $15.035     $16.235
Number of Units Outstanding, End of Period                                                 396      2,298       2,371
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000      $9.895
Accumulation Unit Value, End of Period                                                 $10.000     $9.895      $9.975
Number of Units Outstanding, End of Period                                                   0      2,549       3,722
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.708    $13.908     $15.067
Accumulation Unit Value, End of Period                                                 $13.908    $15.067     $16.627
Number of Units Outstanding, End of Period                                               2,525      3,033       3,513
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.967
Accumulation Unit Value, End of Period                                                      --    $10.967     $11.589
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.738
Accumulation Unit Value, End of Period                                                      --    $10.738     $12.203
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000     $11.098
Accumulation Unit Value, End of Period                                                 $10.000    $11.098     $12.230
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.118    $13.593     $15.912
Accumulation Unit Value, End of Period                                                 $13.593    $15.912     $17.677
Number of Units Outstanding, End of Period                                                   0         52          56
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.300
Accumulation Unit Value, End of Period                                                      --    $11.300     $12.472
Number of Units Outstanding, End of Period                                                  --        225         224
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.628    $14.547     $19.479
Accumulation Unit Value, End of Period                                                 $14.547    $19.479     $22.382
Number of Units Outstanding, End of Period                                               2,836      7,066       6,954




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.










Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.50% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                     2003       2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $10.729     $11.260
Accumulation Unit Value, End of Period                                      $10.729    $11.260     $10.971
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $12.244     $14.365
Accumulation Unit Value, End of Period                                      $12.244    $14.365     $15.953
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $10.007     $10.248
Accumulation Unit Value, End of Period                                      $10.007    $10.248     $10.294
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $11.335     $12.737
Accumulation Unit Value, End of Period                                      $11.335    $12.737     $13.653
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $11.241     $12.742
Accumulation Unit Value, End of Period                                      $11.241    $12.742     $12.997
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $11.417     $13.111
Accumulation Unit Value, End of Period                                      $11.417    $13.111     $14.736
Number of Units Outstanding, End of Period                                        0          0           0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $12.210     $14.907
Accumulation Unit Value, End of Period                                      $12.210    $14.907     $16.400
Number of Units Outstanding, End of Period                                       59        317         300
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.816    $13.409     $14.582
Accumulation Unit Value, End of Period                                      $13.409    $14.582     $14.840
Number of Units Outstanding, End of Period                                       82        476         498
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.233
Accumulation Unit Value, End of Period                                           --    $11.233     $11.221
Number of Units Outstanding, End of Period                                       --          0           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.523
Accumulation Unit Value, End of Period                                           --    $10.523     $10.455
Number of Units Outstanding, End of Period                                       --          0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.470    $14.581     $17.739
Accumulation Unit Value, End of Period                                      $14.581    $17.739     $18.969
Number of Units Outstanding, End of Period                                       49        263         256
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.246
Accumulation Unit Value, End of Period                                           --    $10.246     $10.315
Number of Units Outstanding, End of Period                                       --          0           0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.394    $12.703     $14.065
Accumulation Unit Value, End of Period                                      $12.703    $14.065     $15.288
Number of Units Outstanding, End of Period                                       56        332         326
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $13.283    $16.896     $20.715
Accumulation Unit Value, End of Period                                      $16.896    $20.715     $25.952
Number of Units Outstanding, End of Period                                        0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.583    $13.616     $15.866
Accumulation Unit Value, End of Period                                      $13.616    $15.866     $17.185
Number of Units Outstanding, End of Period                                       26        149         145
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.909
Accumulation Unit Value, End of Period                                           --    $10.909     $11.471
Number of Units Outstanding, End of Period                                       --          0           0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.360
Accumulation Unit Value, End of Period                                           --    $10.360     $10.319
Number of Units Outstanding, End of Period                                       --          0           0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.893
Accumulation Unit Value, End of Period                                           --    $10.893     $11.057
Number of Units Outstanding, End of Period                                       --          0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.141
Accumulation Unit Value, End of Period                                           --    $11.141     $11.460
Number of Units Outstanding, End of Period                                       --          0           0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.124
Accumulation Unit Value, End of Period                                           --    $11.124     $11.836
Number of Units Outstanding, End of Period                                       --          0           0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.017    $13.112     $14.152
Accumulation Unit Value, End of Period                                      $13.112    $14.152     $14.425
Number of Units Outstanding, End of Period                                        0          0           0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.106    $12.289     $12.881
Accumulation Unit Value, End of Period                                      $12.289    $12.881     $13.280
Number of Units Outstanding, End of Period                                        0          0           0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.108
Accumulation Unit Value, End of Period                                           --    $10.108     $10.169
Number of Units Outstanding, End of Period                                       --          0           0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.788    $14.253     $16.657
Accumulation Unit Value, End of Period                                      $14.253    $16.657     $18.679
Number of Units Outstanding, End of Period                                       26         55          53
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.209    $12.975     $13.869
Accumulation Unit Value, End of Period                                      $12.975    $13.869     $13.909
Number of Units Outstanding, End of Period                                        0          0           0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.469    $12.650     $13.574
Accumulation Unit Value, End of Period                                      $12.650    $13.574     $14.111
Number of Units Outstanding, End of Period                                        0          0           0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.657    $14.682     $17.203
Accumulation Unit Value, End of Period                                      $14.682    $17.203     $18.556
Number of Units Outstanding, End of Period                                        0          0           0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                $12.245    $12.406     $14.567
Accumulation Unit Value, End of Period                                      $12.406    $14.567     $16.038
Number of Units Outstanding, End of Period                                       57        318         303
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.462    $12.153     $12.955
Accumulation Unit Value, End of Period                                      $12.153    $12.955     $13.052
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.596    $12.448     $13.353
Accumulation Unit Value, End of Period                                      $12.448    $13.353     $14.043
Number of Units Outstanding, End of Period                                        0        105         106
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.229    $13.522     $14.771
Accumulation Unit Value, End of Period                                      $13.522    $14.771     $15.281
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                $11.002    $11.317     $11.919
Accumulation Unit Value, End of Period                                      $11.317    $11.919     $13.264
Number of Units Outstanding, End of Period                                       32        196         186
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.417    $13.362     $14.521
Accumulation Unit Value, End of Period                                      $13.362    $14.521     $14.718
Number of Units Outstanding, End of Period                                       52        316         338
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.482    $10.456     $10.735
Accumulation Unit Value, End of Period                                      $10.456    $10.735     $10.803
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.467    $13.399     $15.306
Accumulation Unit Value, End of Period                                      $13.399    $15.306     $16.884
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.802    $13.008     $14.405
Accumulation Unit Value, End of Period                                      $13.008    $14.405     $15.409
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $9.926     $9.865      $9.763
Accumulation Unit Value, End of Period                                       $9.865     $9.763      $9.841
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                $12.440    $13.513     $14.654
Accumulation Unit Value, End of Period                                      $13.513    $14.654     $15.849
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.801    $14.592     $16.559
Accumulation Unit Value, End of Period                                      $14.592    $16.559     $17.239
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                $12.055    $13.112     $13.865
Accumulation Unit Value, End of Period                                      $13.112    $13.865     $14.315
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.455    $12.098     $12.870
Accumulation Unit Value, End of Period                                      $12.098    $12.870     $13.159
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                $12.730    $14.075     $16.826
Accumulation Unit Value, End of Period                                      $14.075    $16.826     $17.961
Number of Units Outstanding, End of Period                                        0          0           0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $12.512    $13.579     $15.833
Accumulation Unit Value, End of Period                                      $13.579    $15.833     $17.458
Number of Units Outstanding, End of Period                                       53        293         279
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.626    $12.414     $12.818
Accumulation Unit Value, End of Period                                      $12.414    $12.818     $13.320
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.122
Accumulation Unit Value, End of Period                                           --    $11.122     $12.150
Number of Units Outstanding, End of Period                                       --          0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.336
Accumulation Unit Value, End of Period                                           --    $11.336     $11.603
Number of Units Outstanding, End of Period                                       --          0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.102    $11.753     $12.337
Accumulation Unit Value, End of Period                                      $11.753    $12.337     $13.056
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $11.855    $13.371     $15.002
Accumulation Unit Value, End of Period                                      $13.371    $15.002     $16.182
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $10.000    $10.000      $9.885
Accumulation Unit Value, End of Period                                      $10.000     $9.885      $9.955
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                $12.698    $13.891     $15.033
Accumulation Unit Value, End of Period                                      $13.891    $15.033     $16.573
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.959
Accumulation Unit Value, End of Period                                           --    $10.959     $11.570
Number of Units Outstanding, End of Period                                       --          0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $10.731
Accumulation Unit Value, End of Period                                           --    $10.731     $12.183
Number of Units Outstanding, End of Period                                       --          0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                $10.000    $10.000     $11.086
Accumulation Unit Value, End of Period                                      $10.000    $11.086     $12.205
Number of Units Outstanding, End of Period                                        0          0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     --         --          --
Accumulation Unit Value, End of Period                                           --         --          --
Number of Units Outstanding, End of Period                                       --         --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                $12.115    $13.584     $15.885
Accumulation Unit Value, End of Period                                      $13.584    $15.885     $17.630
Number of Units Outstanding, End of Period                                       52        296         275
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     --    $10.000     $11.292
Accumulation Unit Value, End of Period                                           --    $11.292     $12.451
Number of Units Outstanding, End of Period                                       --          0           0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                $12.618    $14.529     $19.436
Accumulation Unit Value, End of Period                                      $14.529    $19.436     $22.309
Number of Units Outstanding, End of Period                                        0          0           0




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With the MAV Death Benefit Option and the Earnings  Protection  Death
Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.55% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                                2003       2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.727     $11.252
Accumulation Unit Value, End of Period                                                 $10.727    $11.252     $10.957
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.241     $14.355
Accumulation Unit Value, End of Period                                                 $12.241    $14.355     $15.933
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.005     $10.241
Accumulation Unit Value, End of Period                                                 $10.005    $10.241     $10.281
Number of Units Outstanding, End of Period                                                   0        317         279
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.333     $12.728
Accumulation Unit Value, End of Period                                                 $11.333    $12.728     $13.636
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.239     $12.732
Accumulation Unit Value, End of Period                                                 $11.239    $12.732     $12.980
Number of Units Outstanding, End of Period                                                   0      4,741       4,724
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.414     $13.101
Accumulation Unit Value, End of Period                                                 $11.414    $13.101     $14.718
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.207     $14.896
Accumulation Unit Value, End of Period                                                 $12.207    $14.896     $16.380
Number of Units Outstanding, End of Period                                                   0          0           0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.814    $13.404     $14.569
Accumulation Unit Value, End of Period                                                 $13.404    $14.569     $14.820
Number of Units Outstanding, End of Period                                                   0        223         194
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.229
Accumulation Unit Value, End of Period                                                      --    $11.229     $11.211
Number of Units Outstanding, End of Period                                                  --          0           0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.521
Accumulation Unit Value, End of Period                                                      --    $10.521     $10.448
Number of Units Outstanding, End of Period                                                  --          0           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.468    $14.576     $17.723
Accumulation Unit Value, End of Period                                                 $14.576    $17.723     $18.943
Number of Units Outstanding, End of Period                                                   0      4,408       4,408
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.242
Accumulation Unit Value, End of Period                                                      --    $10.242     $10.307
Number of Units Outstanding, End of Period                                                  --          0           0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.392    $12.698     $14.054
Accumulation Unit Value, End of Period                                                 $12.698    $14.054     $15.267
Number of Units Outstanding, End of Period                                                   0      4,254       4,211
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $13.282    $16.890     $20.697
Accumulation Unit Value, End of Period                                                 $16.890    $20.697     $25.917
Number of Units Outstanding, End of Period                                                   0          0           0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.581    $13.611     $15.852
Accumulation Unit Value, End of Period                                                 $13.611    $15.852     $17.161
Number of Units Outstanding, End of Period                                                   0      3,731       3,731
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.908
Accumulation Unit Value, End of Period                                                      --    $10.908     $11.464
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.359
Accumulation Unit Value, End of Period                                                      --    $10.359     $10.312
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.892
Accumulation Unit Value, End of Period                                                      --    $10.892     $11.050
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.140
Accumulation Unit Value, End of Period                                                      --    $11.140     $11.453
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.123
Accumulation Unit Value, End of Period                                                      --    $11.123     $11.829
Number of Units Outstanding, End of Period                                                  --          0           0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.016    $13.107     $14.140
Accumulation Unit Value, End of Period                                                 $13.107    $14.140     $14.405
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.105    $12.285     $12.870
Accumulation Unit Value, End of Period                                                 $12.285    $12.870     $13.262
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.106
Accumulation Unit Value, End of Period                                                      --    $10.106     $10.163
Number of Units Outstanding, End of Period                                                  --          0           0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.786    $14.248     $16.643
Accumulation Unit Value, End of Period                                                 $14.248    $16.643     $18.654
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.208    $12.970     $13.858
Accumulation Unit Value, End of Period                                                 $12.970    $13.858     $13.890
Number of Units Outstanding, End of Period                                                   0        234         206
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.468    $12.646     $13.562
Accumulation Unit Value, End of Period                                                 $12.646    $13.562     $14.092
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.655    $14.677     $17.188
Accumulation Unit Value, End of Period                                                 $14.677    $17.188     $18.531
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                           $12.244    $12.402     $14.554
Accumulation Unit Value, End of Period                                                 $12.402    $14.554     $16.016
Number of Units Outstanding, End of Period                                                   0      3,122       1,729
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.460    $12.149     $12.944
Accumulation Unit Value, End of Period                                                 $12.149    $12.944     $13.035
Number of Units Outstanding, End of Period                                                   0        376         330
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.595    $12.444     $13.342
Accumulation Unit Value, End of Period                                                 $12.444    $13.342     $14.024
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.228    $13.518     $14.758
Accumulation Unit Value, End of Period                                                 $13.518    $14.758     $15.260
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $11.001    $11.313     $11.908
Accumulation Unit Value, End of Period                                                 $11.313    $11.908     $13.246
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.415    $13.357     $14.509
Accumulation Unit Value, End of Period                                                 $13.357    $14.509     $14.698
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.481    $10.452     $10.726
Accumulation Unit Value, End of Period                                                 $10.452    $10.726     $10.788
Number of Units Outstanding, End of Period                                                   0        151         133
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.466    $13.395     $15.293
Accumulation Unit Value, End of Period                                                 $13.395    $15.293     $16.861
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.801    $13.004     $14.393
Accumulation Unit Value, End of Period                                                 $13.004    $14.393     $15.388
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $9.925     $9.862      $9.754
Accumulation Unit Value, End of Period                                                  $9.862     $9.754      $9.828
Number of Units Outstanding, End of Period                                                   0        666         584
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.439    $13.509     $14.642
Accumulation Unit Value, End of Period                                                 $13.509    $14.642     $15.827
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.800    $14.587     $16.545
Accumulation Unit Value, End of Period                                                 $14.587    $16.545     $17.216
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.053    $13.108     $13.853
Accumulation Unit Value, End of Period                                                 $13.108    $13.853     $14.295
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.454    $12.094     $12.859
Accumulation Unit Value, End of Period                                                 $12.094    $12.859     $13.142
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.729    $14.071     $16.812
Accumulation Unit Value, End of Period                                                 $14.071    $16.812     $17.937
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.510    $13.574     $15.820
Accumulation Unit Value, End of Period                                                 $13.574    $15.820     $17.434
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.624    $12.410     $12.807
Accumulation Unit Value, End of Period                                                 $12.410    $12.807     $13.302
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.119
Accumulation Unit Value, End of Period                                                      --    $11.119     $12.140
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.332
Accumulation Unit Value, End of Period                                                      --    $11.332     $11.593
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.101    $11.749     $12.327
Accumulation Unit Value, End of Period                                                 $11.749    $12.327     $13.038
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.854    $13.367     $14.989
Accumulation Unit Value, End of Period                                                 $13.367    $14.989     $16.160
Number of Units Outstanding, End of Period                                                   0        108          89
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000      $9.880
Accumulation Unit Value, End of Period                                                 $10.000     $9.880      $9.944
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.697    $13.886     $15.020
Accumulation Unit Value, End of Period                                                 $13.886    $15.020     $16.551
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.956
Accumulation Unit Value, End of Period                                                      --    $10.956     $11.560
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.727
Accumulation Unit Value, End of Period                                                      --    $10.727     $12.172
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000     $11.081
Accumulation Unit Value, End of Period                                                 $10.000    $11.081     $12.192
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.114    $13.580     $15.872
Accumulation Unit Value, End of Period                                                 $13.580    $15.872     $17.606
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.288
Accumulation Unit Value, End of Period                                                      --    $11.288     $12.440
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.617    $14.524     $19.419
Accumulation Unit Value, End of Period                                                 $14.524    $19.419     $22.279
Number of Units Outstanding, End of Period                                                   0        167         129




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With  the MAV  Death  Benefit  Option  and the  Enhanced  Beneficiary
Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                2003       2004        2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.724     $11.243
Accumulation Unit Value, End of Period                                                 $10.724    $11.243     $10.944
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.238     $14.344
Accumulation Unit Value, End of Period                                                 $12.238    $14.344     $15.914
Number of Units Outstanding, End of Period                                                   0        557         675
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.002     $10.233
Accumulation Unit Value, End of Period                                                 $10.002    $10.233     $10.268
Number of Units Outstanding, End of Period                                                 507      1,425       1,171
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.330     $12.718
Accumulation Unit Value, End of Period                                                 $11.330    $12.718     $13.619
Number of Units Outstanding, End of Period                                                   0        720         449
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.236     $12.723
Accumulation Unit Value, End of Period                                                 $11.236    $12.723     $12.964
Number of Units Outstanding, End of Period                                                   0          0           0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $11.411     $13.092
Accumulation Unit Value, End of Period                                                 $11.411    $13.092     $14.699
Number of Units Outstanding, End of Period                                                 469        466         603
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $12.204     $14.885
Accumulation Unit Value, End of Period                                                 $12.204    $14.885     $16.359
Number of Units Outstanding, End of Period                                                   0          0           0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.820    $13.407     $14.565
Accumulation Unit Value, End of Period                                                 $13.407    $14.565     $14.808
Number of Units Outstanding, End of Period                                                 310      1,625       1,988
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.225
Accumulation Unit Value, End of Period                                                      --    $11.225     $11.202
Number of Units Outstanding, End of Period                                                  --          0         435
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.520
Accumulation Unit Value, End of Period                                                      --    $10.520     $10.442
Number of Units Outstanding, End of Period                                                  --        294       1,274
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.474    $14.579     $17.718
Accumulation Unit Value, End of Period                                                 $14.579    $17.718     $18.928
Number of Units Outstanding, End of Period                                                 379      2,073       2,823
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.239
Accumulation Unit Value, End of Period                                                      --    $10.239     $10.298
Number of Units Outstanding, End of Period                                                  --          0         198
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.397    $12.701     $14.049
Accumulation Unit Value, End of Period                                                 $12.701    $14.049     $15.255
Number of Units Outstanding, End of Period                                                 160      1,855       1,598
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $13.288    $16.894     $20.691
Accumulation Unit Value, End of Period                                                 $16.894    $20.691     $25.896
Number of Units Outstanding, End of Period                                                   0        382         530
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.586    $13.614     $15.848
Accumulation Unit Value, End of Period                                                 $13.614    $15.848     $17.148
Number of Units Outstanding, End of Period                                                   0        651         866
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.906
Accumulation Unit Value, End of Period                                                      --    $10.906     $11.456
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.357
Accumulation Unit Value, End of Period                                                      --    $10.357     $10.305
Number of Units Outstanding, End of Period                                                  --          0          99
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.891
Accumulation Unit Value, End of Period                                                      --    $10.891     $11.043
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.139
Accumulation Unit Value, End of Period                                                      --    $11.139     $11.446
Number of Units Outstanding, End of Period                                                  --          0           0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.122
Accumulation Unit Value, End of Period                                                      --    $11.122     $11.821
Number of Units Outstanding, End of Period                                                  --          0           0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.021    $13.110     $14.136
Accumulation Unit Value, End of Period                                                 $13.110    $14.136     $14.394
Number of Units Outstanding, End of Period                                                 307      1,376       1,472
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.104    $12.281     $12.859
Accumulation Unit Value, End of Period                                                 $12.281    $12.859     $13.244
Number of Units Outstanding, End of Period                                                   0      1,648       2,019
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.105
Accumulation Unit Value, End of Period                                                      --    $10.105     $10.156
Number of Units Outstanding, End of Period                                                  --          0         100
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.792    $14.251     $16.638
Accumulation Unit Value, End of Period                                                 $14.251    $16.638     $18.639
Number of Units Outstanding, End of Period                                                   0          0           0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.214    $12.973     $13.854
Accumulation Unit Value, End of Period                                                 $12.973    $13.854     $13.879
Number of Units Outstanding, End of Period                                                   0      4,513       4,933
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.473    $12.649     $13.558
Accumulation Unit Value, End of Period                                                 $12.649    $13.558     $14.081
Number of Units Outstanding, End of Period                                                 642      4,127       4,870
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.661    $14.681     $17.183
Accumulation Unit Value, End of Period                                                 $14.681    $17.183     $18.516
Number of Units Outstanding, End of Period                                                 140        766         833
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                           $12.249    $12.405     $14.550
Accumulation Unit Value, End of Period                                                 $12.405    $14.550     $16.003
Number of Units Outstanding, End of Period                                                   0      1,229       1,517
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.465    $12.151     $12.940
Accumulation Unit Value, End of Period                                                 $12.151    $12.940     $13.024
Number of Units Outstanding, End of Period                                                   0      1,124       1,245
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.600    $12.447     $13.338
Accumulation Unit Value, End of Period                                                 $12.447    $13.338     $14.013
Number of Units Outstanding, End of Period                                                 321      1,221         891
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.234    $13.520     $14.754
Accumulation Unit Value, End of Period                                                 $13.520    $14.754     $15.248
Number of Units Outstanding, End of Period                                                   0        212         253
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $11.006    $11.316     $11.905
Accumulation Unit Value, End of Period                                                 $11.316    $11.905     $13.236
Number of Units Outstanding, End of Period                                                 473        499         457
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.421    $13.360     $14.504
Accumulation Unit Value, End of Period                                                 $13.360    $14.504     $14.686
Number of Units Outstanding, End of Period                                                   0        998         769
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.485    $10.454     $10.722
Accumulation Unit Value, End of Period                                                 $10.454    $10.722     $10.780
Number of Units Outstanding, End of Period                                                 971      2,289       1,946
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.471    $13.397     $15.289
Accumulation Unit Value, End of Period                                                 $13.397    $15.289     $16.847
Number of Units Outstanding, End of Period                                                 558        570         520
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.806    $13.006     $14.388
Accumulation Unit Value, End of Period                                                 $13.006    $14.388     $15.376
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $9.930     $9.864      $9.751
Accumulation Unit Value, End of Period                                                  $9.864     $9.751      $9.820
Number of Units Outstanding, End of Period                                                   0      4,437       4,218
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.444    $13.511     $14.637
Accumulation Unit Value, End of Period                                                 $13.511    $14.637     $15.814
Number of Units Outstanding, End of Period                                                   0        180         180
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.806    $14.590     $16.540
Accumulation Unit Value, End of Period                                                 $14.590    $16.540     $17.202
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.059    $13.110     $13.849
Accumulation Unit Value, End of Period                                                 $13.110    $13.849     $14.284
Number of Units Outstanding, End of Period                                                   0          0           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.459    $12.097     $12.855
Accumulation Unit Value, End of Period                                                 $12.097    $12.855     $13.131
Number of Units Outstanding, End of Period                                               1,530      3,905       4,688
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                           $12.734    $14.074     $16.807
Accumulation Unit Value, End of Period                                                 $14.074    $16.807     $17.923
Number of Units Outstanding, End of Period                                                 382        351         333
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $12.516    $13.577     $15.815
Accumulation Unit Value, End of Period                                                 $13.577    $15.815     $17.420
Number of Units Outstanding, End of Period                                                 146        165         143
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.630    $12.412     $12.803
Accumulation Unit Value, End of Period                                                 $12.412    $12.803     $13.291
Number of Units Outstanding, End of Period                                                 319        383         369
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.115
Accumulation Unit Value, End of Period                                                      --    $11.115     $12.129
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.328
Accumulation Unit Value, End of Period                                                      --    $11.328     $11.583
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.106    $11.751     $12.323
Accumulation Unit Value, End of Period                                                 $11.751    $12.323     $13.027
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $11.860    $13.370     $14.984
Accumulation Unit Value, End of Period                                                 $13.370    $14.984     $16.147
Number of Units Outstanding, End of Period                                                   0      1,340       1,476
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000      $9.875
Accumulation Unit Value, End of Period                                                 $10.000     $9.875      $9.934
Number of Units Outstanding, End of Period                                                   0      1,160         872
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.702    $13.889     $15.016
Accumulation Unit Value, End of Period                                                 $13.889    $15.016     $16.537
Number of Units Outstanding, End of Period                                                   0      1,822       1,514
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.952
Accumulation Unit Value, End of Period                                                      --    $10.952     $11.550
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $10.723
Accumulation Unit Value, End of Period                                                      --    $10.723     $12.162
Number of Units Outstanding, End of Period                                                  --          0           0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $10.000     $11.075
Accumulation Unit Value, End of Period                                                 $10.000    $11.075     $12.180
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --         --          --
Accumulation Unit Value, End of Period                                                      --         --          --
Number of Units Outstanding, End of Period                                                  --         --          --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.113    $13.575     $15.858
Accumulation Unit Value, End of Period                                                 $13.575    $15.858     $17.582
Number of Units Outstanding, End of Period                                                   0          0           0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                --    $10.000     $11.284
Accumulation Unit Value, End of Period                                                      --    $11.284     $12.429
Number of Units Outstanding, End of Period                                                  --          0         288
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           $12.623    $14.527     $19.413
Accumulation Unit Value, End of Period                                                 $14.527    $19.413     $22.261
Number of Units Outstanding, End of Period                                                   0        988         936





(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary  Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                2003       2004         2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $10.722      $11.235
Accumulation Unit Value, End of Period                                 $10.722    $11.235      $10.930
Number of Units Outstanding, End of Period                                   0          0            0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $12.235      $14.333
Accumulation Unit Value, End of Period                                 $12.235    $14.333      $15.894
Number of Units Outstanding, End of Period                                   0          0            0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $10.000      $10.225
Accumulation Unit Value, End of Period                                 $10.000    $10.225      $10.255
Number of Units Outstanding, End of Period                                   0        570          557
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $11.327      $12.709
Accumulation Unit Value, End of Period                                 $11.327    $12.709      $13.602
Number of Units Outstanding, End of Period                                   0          0            0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $11.233      $12.713
Accumulation Unit Value, End of Period                                 $11.233    $12.713      $12.948
Number of Units Outstanding, End of Period                                   0          0            0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $11.409      $13.082
Accumulation Unit Value, End of Period                                 $11.409    $13.082      $14.681
Number of Units Outstanding, End of Period                                   0          0            0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $12.201      $14.874
Accumulation Unit Value, End of Period                                 $12.201    $14.874      $16.339
Number of Units Outstanding, End of Period                                   0          0            0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.802    $13.384      $14.532
Accumulation Unit Value, End of Period                                 $13.384    $14.532      $14.767
Number of Units Outstanding, End of Period                               2,249      2,007        1,917
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.221
Accumulation Unit Value, End of Period                                      --    $11.221      $11.192
Number of Units Outstanding, End of Period                                  --          0            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.519
Accumulation Unit Value, End of Period                                      --    $10.519      $10.435
Number of Units Outstanding, End of Period                                  --          0            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.456    $14.554      $17.679
Accumulation Unit Value, End of Period                                 $14.554    $17.679      $18.876
Number of Units Outstanding, End of Period                                   0          0            0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.235
Accumulation Unit Value, End of Period                                      --    $10.235      $10.289
Number of Units Outstanding, End of Period                                  --          0            0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.381    $12.679      $14.018
Accumulation Unit Value, End of Period                                 $12.679    $14.018      $15.213
Number of Units Outstanding, End of Period                               1,895      1,664        1,516
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $13.268    $16.865      $20.645
Accumulation Unit Value, End of Period                                 $16.865    $20.645      $25.825
Number of Units Outstanding, End of Period                                   0          0            0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.569    $13.591      $15.812
Accumulation Unit Value, End of Period                                 $13.591    $15.812      $17.101
Number of Units Outstanding, End of Period                                   0          0            0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.905
Accumulation Unit Value, End of Period                                      --    $10.905      $11.449
Number of Units Outstanding, End of Period                                  --          0            0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.356
Accumulation Unit Value, End of Period                                      --    $10.356      $10.299
Number of Units Outstanding, End of Period                                  --          0            0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.889
Accumulation Unit Value, End of Period                                      --    $10.889      $11.036
Number of Units Outstanding, End of Period                                  --          0            0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.137
Accumulation Unit Value, End of Period                                      --    $11.137      $11.438
Number of Units Outstanding, End of Period                                  --          0            0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.120
Accumulation Unit Value, End of Period                                      --    $11.120      $11.814
Number of Units Outstanding, End of Period                                  --          0            0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.003    $13.087      $14.105
Accumulation Unit Value, End of Period                                 $13.087    $14.105      $14.354
Number of Units Outstanding, End of Period                                   0          0            0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.103    $12.277      $12.848
Accumulation Unit Value, End of Period                                 $12.277    $12.848      $13.226
Number of Units Outstanding, End of Period                               2,448      2,270        2,194
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.104
Accumulation Unit Value, End of Period                                      --    $10.104      $10.150
Number of Units Outstanding, End of Period                                  --          0            0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.774    $14.227      $16.601
Accumulation Unit Value, End of Period                                 $14.227    $16.601      $18.588
Number of Units Outstanding, End of Period                                 423        351          315
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.195    $12.951      $13.823
Accumulation Unit Value, End of Period                                 $12.951    $13.823      $13.841
Number of Units Outstanding, End of Period                                 927        844          810
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.456    $12.627      $13.528
Accumulation Unit Value, End of Period                                 $12.627    $13.528      $14.042
Number of Units Outstanding, End of Period                                   0          0            0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.642    $14.655      $17.145
Accumulation Unit Value, End of Period                                 $14.655    $17.145      $18.465
Number of Units Outstanding, End of Period                                   0          0            0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                           $12.231    $12.384      $14.518
Accumulation Unit Value, End of Period                                 $12.384    $14.518      $15.959
Number of Units Outstanding, End of Period                                   0          0            0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.448    $12.130      $12.911
Accumulation Unit Value, End of Period                                 $12.130    $12.911      $12.989
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.583    $12.425      $13.308
Accumulation Unit Value, End of Period                                 $12.425    $13.308      $13.975
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.215    $13.497      $14.721
Accumulation Unit Value, End of Period                                 $13.497    $14.721      $15.207
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $10.989    $11.296      $11.878
Accumulation Unit Value, End of Period                                 $11.296    $11.878      $13.199
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.402    $13.337      $14.472
Accumulation Unit Value, End of Period                                 $13.337    $14.472      $14.646
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.470    $10.436      $10.699
Accumulation Unit Value, End of Period                                 $10.436    $10.699      $10.750
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.454    $13.374      $15.254
Accumulation Unit Value, End of Period                                 $13.374    $15.254      $16.801
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.788    $12.984      $14.356
Accumulation Unit Value, End of Period                                 $12.984    $14.356      $15.334
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                            $9.915     $9.847       $9.730
Accumulation Unit Value, End of Period                                  $9.847     $9.730       $9.793
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $12.426    $13.488      $14.605
Accumulation Unit Value, End of Period                                 $13.488    $14.605      $15.771
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.787    $14.565      $16.503
Accumulation Unit Value, End of Period                                 $14.565    $16.503      $17.155
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $12.041    $13.088      $13.818
Accumulation Unit Value, End of Period                                 $13.088    $13.818      $14.245
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.442    $12.076      $12.827
Accumulation Unit Value, End of Period                                 $12.076    $12.827      $13.095
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                           $12.716    $14.049      $16.770
Accumulation Unit Value, End of Period                                 $14.049    $16.770      $17.874
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $12.497    $13.554      $15.780
Accumulation Unit Value, End of Period                                 $13.554    $15.780      $17.373
Number of Units Outstanding, End of Period                                   0          0            0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.612    $12.391      $12.775
Accumulation Unit Value, End of Period                                 $12.391    $12.775      $13.254
Number of Units Outstanding, End of Period                                   0          0            0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.111
Accumulation Unit Value, End of Period                                      --    $11.111      $12.119
Number of Units Outstanding, End of Period                                  --          0            0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.324
Accumulation Unit Value, End of Period                                      --    $11.324      $11.573
Number of Units Outstanding, End of Period                                  --          0            0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.089    $11.731      $12.295
Accumulation Unit Value, End of Period                                 $11.731    $12.295      $12.992
Number of Units Outstanding, End of Period                                 511        474          439
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $11.842    $13.347      $14.951
Accumulation Unit Value, End of Period                                 $13.347    $14.951      $16.103
Number of Units Outstanding, End of Period                                 450        390          353
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $10.000    $10.000       $9.870
Accumulation Unit Value, End of Period                                 $10.000     $9.870       $9.924
Number of Units Outstanding, End of Period                                   0          0            0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.683    $13.865      $14.982
Accumulation Unit Value, End of Period                                 $13.865    $14.982      $16.492
Number of Units Outstanding, End of Period                                   0          0            0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.948
Accumulation Unit Value, End of Period                                      --    $10.948      $11.540
Number of Units Outstanding, End of Period                                  --          0            0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --    $10.000      $10.720
Accumulation Unit Value, End of Period                                      --    $10.720      $12.152
Number of Units Outstanding, End of Period                                  --          0            0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $10.000    $10.000      $11.069
Accumulation Unit Value, End of Period                                 $10.000    $11.069      $12.168
Number of Units Outstanding, End of Period                                   0          0            0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --         --           --
Accumulation Unit Value, End of Period                                      --         --           --
Number of Units Outstanding, End of Period                                  --         --           --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.112    $13.570      $15.845
Accumulation Unit Value, End of Period                                 $13.570    $15.845      $17.558
Number of Units Outstanding, End of Period                                   0          0            0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                --    $10.000      $11.281
Accumulation Unit Value, End of Period                                      --    $11.281      $12.419
Number of Units Outstanding, End of Period                                  --          0            0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                           $12.604    $14.502      $19.370
Accumulation Unit Value, End of Period                                 $14.502    $19.370      $22.200
Number of Units Outstanding, End of Period                                   0          0            0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered*  (With the MAV Death Benefit Option and the Earnings  Protection  Death
Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                  2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $10.719    $11.227
Accumulation Unit Value, End of Period                                   $10.719    $11.227    $10.916
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $12.232    $14.323
Accumulation Unit Value, End of Period                                   $12.232    $14.323    $15.874
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000     $9.998    $10.218
Accumulation Unit Value, End of Period                                    $9.998    $10.218    $10.242
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $11.325    $12.700
Accumulation Unit Value, End of Period                                   $11.325    $12.700    $13.585
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $11.231    $12.704
Accumulation Unit Value, End of Period                                   $11.231    $12.704    $12.932
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $11.406    $13.072
Accumulation Unit Value, End of Period                                   $11.406    $13.072    $14.663
Number of Units Outstanding, End of Period                                     0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $12.198    $14.863
Accumulation Unit Value, End of Period                                   $12.198    $14.863    $16.318
Number of Units Outstanding, End of Period                                     0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.801    $13.380    $14.520
Accumulation Unit Value, End of Period                                   $13.380    $14.520    $14.747
Number of Units Outstanding, End of Period                                     0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.217
Accumulation Unit Value, End of Period                                        --    $11.217    $11.183
Number of Units Outstanding, End of Period                                    --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.517
Accumulation Unit Value, End of Period                                        --    $10.517    $10.428
Number of Units Outstanding, End of Period                                    --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.454    $14.549    $17.664
Accumulation Unit Value, End of Period                                   $14.549    $17.664    $18.850
Number of Units Outstanding, End of Period                                     0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.232
Accumulation Unit Value, End of Period                                        --    $10.232    $10.280
Number of Units Outstanding, End of Period                                    --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.379    $12.675    $14.006
Accumulation Unit Value, End of Period                                   $12.675    $14.006    $15.193
Number of Units Outstanding, End of Period                                     0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $13.266    $16.859    $20.628
Accumulation Unit Value, End of Period                                   $16.859    $20.628    $25.790
Number of Units Outstanding, End of Period                                     0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.568    $13.586    $15.799
Accumulation Unit Value, End of Period                                   $13.586    $15.799    $17.078
Number of Units Outstanding, End of Period                                     0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.904
Accumulation Unit Value, End of Period                                        --    $10.904    $11.442
Number of Units Outstanding, End of Period                                    --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.355
Accumulation Unit Value, End of Period                                        --    $10.355    $10.292
Number of Units Outstanding, End of Period                                    --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.888
Accumulation Unit Value, End of Period                                        --    $10.888    $11.029
Number of Units Outstanding, End of Period                                    --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.136
Accumulation Unit Value, End of Period                                        --    $11.136    $11.431
Number of Units Outstanding, End of Period                                    --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.119
Accumulation Unit Value, End of Period                                        --    $11.119    $11.806
Number of Units Outstanding, End of Period                                    --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.002    $13.083    $14.093
Accumulation Unit Value, End of Period                                   $13.083    $14.093    $14.335
Number of Units Outstanding, End of Period                                     0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.102    $12.273    $12.837
Accumulation Unit Value, End of Period                                   $12.273    $12.837    $13.208
Number of Units Outstanding, End of Period                                     0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.102
Accumulation Unit Value, End of Period                                        --    $10.102    $10.143
Number of Units Outstanding, End of Period                                    --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.773    $14.222    $16.587
Accumulation Unit Value, End of Period                                   $14.222    $16.587    $18.563
Number of Units Outstanding, End of Period                                     0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.194    $12.946    $13.811
Accumulation Unit Value, End of Period                                   $12.946    $13.811    $13.822
Number of Units Outstanding, End of Period                                     0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.455    $12.623    $13.517
Accumulation Unit Value, End of Period                                   $12.623    $13.517    $14.023
Number of Units Outstanding, End of Period                                     0          3         16
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.641    $14.650    $17.130
Accumulation Unit Value, End of Period                                   $14.650    $17.130    $18.440
Number of Units Outstanding, End of Period                                     0          3         13
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                             $12.230    $12.379    $14.505
Accumulation Unit Value, End of Period                                   $12.379    $14.505    $15.938
Number of Units Outstanding, End of Period                                     0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.447    $12.126    $12.900
Accumulation Unit Value, End of Period                                   $12.126    $12.900    $12.971
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.582    $12.421    $13.297
Accumulation Unit Value, End of Period                                   $12.421    $13.297    $13.956
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.214    $13.493    $14.709
Accumulation Unit Value, End of Period                                   $13.493    $14.709    $15.186
Number of Units Outstanding, End of Period                                     0          3         15
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                             $10.988    $11.292    $11.868
Accumulation Unit Value, End of Period                                   $11.292    $11.868    $13.181
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.401    $13.333    $14.460
Accumulation Unit Value, End of Period                                   $13.333    $14.460    $14.626
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.469    $10.433    $10.689
Accumulation Unit Value, End of Period                                   $10.433    $10.689    $10.736
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.452    $13.370    $15.242
Accumulation Unit Value, End of Period                                   $13.370    $15.242    $16.778
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.787    $12.980    $14.344
Accumulation Unit Value, End of Period                                   $12.980    $14.344    $15.313
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                              $9.914     $9.844     $9.721
Accumulation Unit Value, End of Period                                    $9.844     $9.721     $9.779
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                             $12.425    $13.484    $14.592
Accumulation Unit Value, End of Period                                   $13.484    $14.592    $15.750
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.786    $14.560    $16.489
Accumulation Unit Value, End of Period                                   $14.560    $16.489    $17.132
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                             $12.040    $13.083    $13.807
Accumulation Unit Value, End of Period                                   $13.083    $13.807    $14.225
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.441    $12.072    $12.816
Accumulation Unit Value, End of Period                                   $12.072    $12.816    $13.077
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                             $12.714    $14.045    $16.755
Accumulation Unit Value, End of Period                                   $14.045    $16.755    $17.849
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $12.496    $13.549    $15.767
Accumulation Unit Value, End of Period                                   $13.549    $15.767    $17.349
Number of Units Outstanding, End of Period                                     0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.611    $12.387    $12.764
Accumulation Unit Value, End of Period                                   $12.387    $12.764    $13.237
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.107
Accumulation Unit Value, End of Period                                        --    $11.107    $12.109
Number of Units Outstanding, End of Period                                    --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.320
Accumulation Unit Value, End of Period                                        --    $11.320    $11.563
Number of Units Outstanding, End of Period                                    --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.088    $11.727    $12.285
Accumulation Unit Value, End of Period                                   $11.727    $12.285    $12.974
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $11.841    $13.342    $14.938
Accumulation Unit Value, End of Period                                   $13.342    $14.938    $16.081
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                             $10.000    $10.000     $9.865
Accumulation Unit Value, End of Period                                   $10.000     $9.865     $9.914
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                             $12.682    $13.861    $14.969
Accumulation Unit Value, End of Period                                   $13.861    $14.969    $16.470
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.944
Accumulation Unit Value, End of Period                                        --    $10.944    $11.531
Number of Units Outstanding, End of Period                                    --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $10.716
Accumulation Unit Value, End of Period                                        --    $10.716    $12.142
Number of Units Outstanding, End of Period                                    --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                             $10.000    $10.000    $11.064
Accumulation Unit Value, End of Period                                   $10.000    $11.064    $12.155
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                  --         --         --
Accumulation Unit Value, End of Period                                        --         --         --
Number of Units Outstanding, End of Period                                    --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                             $12.110    $13.566    $15.831
Accumulation Unit Value, End of Period                                   $13.566    $15.831    $17.534
Number of Units Outstanding, End of Period                                     0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                  --    $10.000    $11.277
Accumulation Unit Value, End of Period                                        --    $11.277    $12.408
Number of Units Outstanding, End of Period                                    --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                             $12.603    $14.497    $19.354
Accumulation Unit Value, End of Period                                   $14.497    $19.354    $22.170
Number of Units Outstanding, End of Period                                     0          2         11



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With Enhanced Beneficiary  Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.714    $11.210
Accumulation Unit Value, End of Period                                         $10.714    $11.210    $10.889
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.226    $14.301
Accumulation Unit Value, End of Period                                         $12.226    $14.301    $15.834
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.993    $10.202
Accumulation Unit Value, End of Period                                          $9.993    $10.202    $10.216
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.319    $12.681
Accumulation Unit Value, End of Period                                         $11.319    $12.681    $13.551
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.225    $12.685
Accumulation Unit Value, End of Period                                         $11.225    $12.685    $12.899
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.400    $13.053
Accumulation Unit Value, End of Period                                         $11.400    $13.053    $14.626
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.193    $14.841
Accumulation Unit Value, End of Period                                         $12.193    $14.841    $16.277
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.789    $13.359    $14.483
Accumulation Unit Value, End of Period                                         $13.359    $14.483    $14.695
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.210
Accumulation Unit Value, End of Period                                              --    $11.210    $11.164
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.515
Accumulation Unit Value, End of Period                                              --    $10.515    $10.415
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.441    $14.527    $17.619
Accumulation Unit Value, End of Period                                         $14.527    $17.619    $18.784
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.225
Accumulation Unit Value, End of Period                                              --    $10.225    $10.263
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.368    $12.656    $13.971
Accumulation Unit Value, End of Period                                         $12.656    $13.971    $15.139
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.253    $16.833    $20.576
Accumulation Unit Value, End of Period                                         $16.833    $20.576    $25.699
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.556    $13.565    $15.759
Accumulation Unit Value, End of Period                                         $13.565    $15.759    $17.017
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.901
Accumulation Unit Value, End of Period                                              --    $10.901    $11.427
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.352
Accumulation Unit Value, End of Period                                              --    $10.352    $10.279
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.885
Accumulation Unit Value, End of Period                                              --    $10.885    $11.015
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.133
Accumulation Unit Value, End of Period                                              --    $11.133    $11.417
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.116
Accumulation Unit Value, End of Period                                              --    $11.116    $11.791
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.989    $13.063    $14.057
Accumulation Unit Value, End of Period                                         $13.063    $14.057    $14.284
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.100    $12.264    $12.815
Accumulation Unit Value, End of Period                                         $12.264    $12.815    $13.172
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.100
Accumulation Unit Value, End of Period                                              --    $10.100    $10.130
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.761    $14.200    $16.545
Accumulation Unit Value, End of Period                                         $14.200    $16.545    $18.497
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.182    $12.927    $13.776
Accumulation Unit Value, End of Period                                         $12.927    $13.776    $13.773
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.443    $12.604    $13.482
Accumulation Unit Value, End of Period                                         $12.604    $13.482    $13.974
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.628    $14.628    $17.087
Accumulation Unit Value, End of Period                                         $14.628    $17.087    $18.375
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.217    $12.361    $14.469
Accumulation Unit Value, End of Period                                         $12.361    $14.469    $15.881
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.435    $12.108    $12.868
Accumulation Unit Value, End of Period                                         $12.108    $12.868    $12.925
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.570    $12.402    $13.263
Accumulation Unit Value, End of Period                                         $12.402    $13.263    $13.906
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.201    $13.472    $14.671
Accumulation Unit Value, End of Period                                         $13.472    $14.671    $15.132
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.977    $11.275    $11.838
Accumulation Unit Value, End of Period                                         $11.275    $11.838    $13.135
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.388    $13.312    $14.423
Accumulation Unit Value, End of Period                                         $13.312    $14.423    $14.575
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.458    $10.417    $10.662
Accumulation Unit Value, End of Period                                         $10.417    $10.662    $10.697
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.441    $13.350    $15.203
Accumulation Unit Value, End of Period                                         $13.350    $15.203    $16.719
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.775    $12.960    $14.308
Accumulation Unit Value, End of Period                                         $12.960    $14.308    $15.259
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.904     $9.829     $9.697
Accumulation Unit Value, End of Period                                          $9.829     $9.697     $9.745
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.412    $13.463    $14.556
Accumulation Unit Value, End of Period                                         $13.463    $14.556    $15.694
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.772    $14.538    $16.447
Accumulation Unit Value, End of Period                                         $14.538    $16.447    $17.071
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.027    $13.064    $13.772
Accumulation Unit Value, End of Period                                         $13.064    $13.772    $14.175
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.429    $12.054    $12.784
Accumulation Unit Value, End of Period                                         $12.054    $12.784    $13.031
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.701    $14.023    $16.713
Accumulation Unit Value, End of Period                                         $14.023    $16.713    $17.786
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.483    $13.529    $15.727
Accumulation Unit Value, End of Period                                         $13.529    $15.727    $17.288
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.599    $12.368    $12.732
Accumulation Unit Value, End of Period                                         $12.368    $12.732    $13.190
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.100
Accumulation Unit Value, End of Period                                              --    $11.100    $12.088
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.312
Accumulation Unit Value, End of Period                                              --    $11.312    $11.544
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.077    $11.709    $12.254
Accumulation Unit Value, End of Period                                         $11.709    $12.254    $12.928
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.828    $13.322    $14.901
Accumulation Unit Value, End of Period                                         $13.322    $14.901    $16.024
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.855
Accumulation Unit Value, End of Period                                         $10.000     $9.855     $9.894
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.669    $13.840    $14.932
Accumulation Unit Value, End of Period                                         $13.840    $14.932    $16.411
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.937
Accumulation Unit Value, End of Period                                              --    $10.937    $11.511
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.709
Accumulation Unit Value, End of Period                                              --    $10.709    $12.121
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.052
Accumulation Unit Value, End of Period                                         $10.000    $11.052    $12.131
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.108    $13.556    $15.804
Accumulation Unit Value, End of Period                                         $13.556    $15.804    $17.487
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.269
Accumulation Unit Value, End of Period                                              --    $11.269    $12.387
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.590    $14.475    $19.305
Accumulation Unit Value, End of Period                                         $14.475    $19.305    $22.091
Number of Units Outstanding, End of Period                                           0          0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor  Contracts:  Accumulation Unit Value and Number of Accumulation
Units  Outstanding  for Each Variable  Sub-Account  Since  Contracts  Were First
Offered* (With MAV Death Benefit  Option,  the Enhanced  Beneficiary  Protection
(Annual  Increase) Option and the Earnings  Protection Death Benefit Option (age
0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.711    $11.202
Accumulation Unit Value, End of Period                                         $10.711    $11.202    $10.875
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.223    $14.291
Accumulation Unit Value, End of Period                                         $12.223    $14.291    $15.814
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.991    $10.195
Accumulation Unit Value, End of Period                                          $9.991    $10.195    $10.204
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.317    $12.671
Accumulation Unit Value, End of Period                                         $11.317    $12.671    $13.534
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.223    $12.675
Accumulation Unit Value, End of Period                                         $11.223    $12.675    $12.883
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.398    $13.043
Accumulation Unit Value, End of Period                                         $11.398    $13.043    $14.607
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.190    $14.830
Accumulation Unit Value, End of Period                                         $12.190    $14.830    $16.257
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.797    $13.366    $14.483
Accumulation Unit Value, End of Period                                         $13.366    $14.483    $14.687
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.206
Accumulation Unit Value, End of Period                                              --    $11.206    $11.154
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.513
Accumulation Unit Value, End of Period                                              --    $10.513    $10.409
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.450    $14.534    $17.619
Accumulation Unit Value, End of Period                                         $14.534    $17.619    $18.774
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.221
Accumulation Unit Value, End of Period                                              --    $10.221    $10.254
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.376    $12.662    $13.970
Accumulation Unit Value, End of Period                                         $12.662    $13.970    $15.131
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.262    $16.842    $20.575
Accumulation Unit Value, End of Period                                         $16.842    $20.575    $25.685
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.564    $13.572    $15.759
Accumulation Unit Value, End of Period                                         $13.572    $15.759    $17.008
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.899
Accumulation Unit Value, End of Period                                              --    $10.899    $11.420
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.351
Accumulation Unit Value, End of Period                                              --    $10.351    $10.273
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.884
Accumulation Unit Value, End of Period                                              --    $10.884    $11.008
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.132
Accumulation Unit Value, End of Period                                              --    $11.132    $11.409
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.115
Accumulation Unit Value, End of Period                                              --    $11.115    $11.784
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.998    $13.069    $14.057
Accumulation Unit Value, End of Period                                         $13.069    $14.057    $14.277
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.098    $12.260    $12.805
Accumulation Unit Value, End of Period                                         $12.260    $12.805    $13.154
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.099
Accumulation Unit Value, End of Period                                              --    $10.099    $10.124
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.769    $14.207    $16.545
Accumulation Unit Value, End of Period                                         $14.207    $16.545    $18.487
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.190    $12.933    $13.776
Accumulation Unit Value, End of Period                                         $12.933    $13.776    $13.766
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.451    $12.610    $13.482
Accumulation Unit Value, End of Period                                         $12.610    $13.482    $13.966
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.637    $14.635    $17.087
Accumulation Unit Value, End of Period                                         $14.635    $17.087    $18.365
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.226    $12.367    $14.468
Accumulation Unit Value, End of Period                                         $12.367    $14.468    $15.873
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.444    $12.114    $12.867
Accumulation Unit Value, End of Period                                         $12.114    $12.867    $12.918
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.578    $12.408    $13.263
Accumulation Unit Value, End of Period                                         $12.408    $13.263    $13.899
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.210    $13.479    $14.671
Accumulation Unit Value, End of Period                                         $13.479    $14.671    $15.124
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.985    $11.281    $11.838
Accumulation Unit Value, End of Period                                         $11.281    $11.838    $13.128
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.397    $13.319    $14.423
Accumulation Unit Value, End of Period                                         $13.319    $14.423    $14.567
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.465    $10.422    $10.662
Accumulation Unit Value, End of Period                                         $10.422    $10.662    $10.692
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.449    $13.356    $15.203
Accumulation Unit Value, End of Period                                         $13.356    $15.203    $16.710
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.783    $12.966    $14.308
Accumulation Unit Value, End of Period                                         $12.966    $14.308    $15.251
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.911     $9.834     $9.697
Accumulation Unit Value, End of Period                                          $9.834     $9.697     $9.740
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.421    $13.470    $14.555
Accumulation Unit Value, End of Period                                         $13.470    $14.555    $15.686
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.782    $14.545    $16.447
Accumulation Unit Value, End of Period                                         $14.545    $16.447    $17.062
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.036    $13.070    $13.771
Accumulation Unit Value, End of Period                                         $13.070    $13.771    $14.167
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.437    $12.060    $12.783
Accumulation Unit Value, End of Period                                         $12.060    $12.783    $13.024
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.710    $14.030    $16.713
Accumulation Unit Value, End of Period                                         $14.030    $16.713    $17.777
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.492    $13.535    $15.726
Accumulation Unit Value, End of Period                                         $13.535    $15.726    $17.278
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.608    $12.374    $12.732
Accumulation Unit Value, End of Period                                         $12.374    $12.732    $13.183
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.096
Accumulation Unit Value, End of Period                                              --    $11.096    $12.078
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.309
Accumulation Unit Value, End of Period                                              --    $11.309    $11.534
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.085    $11.715    $12.254
Accumulation Unit Value, End of Period                                         $11.715    $12.254    $12.921
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.837    $13.328    $14.900
Accumulation Unit Value, End of Period                                         $13.328    $14.900    $16.016
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.850
Accumulation Unit Value, End of Period                                         $10.000     $9.850     $9.884
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.678    $13.847    $14.931
Accumulation Unit Value, End of Period                                         $13.847    $14.931    $16.403
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.933
Accumulation Unit Value, End of Period                                              --    $10.933    $11.501
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.705
Accumulation Unit Value, End of Period                                              --    $10.705    $12.111
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.047
Accumulation Unit Value, End of Period                                         $10.000    $11.047    $12.118
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.107    $13.552    $15.791
Accumulation Unit Value, End of Period                                         $13.552    $15.791    $17.463
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.265
Accumulation Unit Value, End of Period                                              --    $11.265    $12.377
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.599    $14.482    $19.304
Accumulation Unit Value, End of Period                                         $14.482    $19.304    $22.080
Number of Units Outstanding, End of Period                                           0          0          0





(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate Advisor Preferred Contracts with 5-Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.60% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                           2003      2004          2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.724       $11.243
Accumulation Unit Value, End of Period                                            $10.724   $11.243       $10.944
Number of Units Outstanding, End of Period                                              0         0           602
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $12.238       $14.344
Accumulation Unit Value, End of Period                                            $12.238   $14.344       $15.914
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.002       $10.233
Accumulation Unit Value, End of Period                                            $10.002   $10.233       $10.268
Number of Units Outstanding, End of Period                                              0     9,562        10,231
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.330       $12.718
Accumulation Unit Value, End of Period                                            $11.330   $12.718       $13.619
Number of Units Outstanding, End of Period                                              0     3,582         3,992
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.236       $12.723
Accumulation Unit Value, End of Period                                            $11.236   $12.723       $12.964
Number of Units Outstanding, End of Period                                              0     3,108         3,163
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.411       $13.092
Accumulation Unit Value, End of Period                                            $11.411   $13.092       $14.699
Number of Units Outstanding, End of Period                                            292       892           839
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $12.204       $14.885
Accumulation Unit Value, End of Period                                            $12.204   $14.885       $16.359
Number of Units Outstanding, End of Period                                            275       275           275
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.810   $13.396       $14.553
Accumulation Unit Value, End of Period                                            $13.396   $14.553       $14.795
Number of Units Outstanding, End of Period                                          3,920     7,714         9,191
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.225
Accumulation Unit Value, End of Period                                                 --   $11.225       $11.202
Number of Units Outstanding, End of Period                                             --         0         3,404
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.520
Accumulation Unit Value, End of Period                                                 --   $10.520       $10.442
Number of Units Outstanding, End of Period                                             --         0           924
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.464   $14.567       $17.704
Accumulation Unit Value, End of Period                                            $14.567   $17.704       $18.912
Number of Units Outstanding, End of Period                                          1,099     1,998         2,565
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.239
Accumulation Unit Value, End of Period                                                 --   $10.239       $10.298
Number of Units Outstanding, End of Period                                             --     1,961         2,126
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.388   $12.690       $14.038
Accumulation Unit Value, End of Period                                            $12.690   $14.038       $15.242
Number of Units Outstanding, End of Period                                          6,131    13,384        13,632
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $13.277   $16.880       $20.674
Accumulation Unit Value, End of Period                                            $16.880   $20.674       $25.875
Number of Units Outstanding, End of Period                                             41       336           291
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.577   $13.603       $15.835
Accumulation Unit Value, End of Period                                            $13.603   $15.835       $17.133
Number of Units Outstanding, End of Period                                          2,251     3,956         6,085
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.906
Accumulation Unit Value, End of Period                                                 --   $10.906       $11.456
Number of Units Outstanding, End of Period                                             --         0             0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.357
Accumulation Unit Value, End of Period                                                 --   $10.357       $10.305
Number of Units Outstanding, End of Period                                             --         0         1,511
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.891
Accumulation Unit Value, End of Period                                                 --   $10.891       $11.043
Number of Units Outstanding, End of Period                                             --         0         3,514
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.139
Accumulation Unit Value, End of Period                                                 --   $11.139       $11.446
Number of Units Outstanding, End of Period                                             --         0            95
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.122
Accumulation Unit Value, End of Period                                                 --   $11.122       $11.821
Number of Units Outstanding, End of Period                                             --         0           942
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.011   $13.099       $14.124
Accumulation Unit Value, End of Period                                            $13.099   $14.124       $14.382
Number of Units Outstanding, End of Period                                          1,371     3,342         3,620
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.104   $12.281       $12.859
Accumulation Unit Value, End of Period                                            $12.281   $12.859       $13.244
Number of Units Outstanding, End of Period                                            352       352        14,484
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.105
Accumulation Unit Value, End of Period                                                 --   $10.105       $10.156
Number of Units Outstanding, End of Period                                             --         0             0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.782   $14.239       $16.624
Accumulation Unit Value, End of Period                                            $14.239   $16.624       $18.623
Number of Units Outstanding, End of Period                                             49       774         4,780
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.203   $12.962       $13.842
Accumulation Unit Value, End of Period                                            $12.962   $13.842       $13.868
Number of Units Outstanding, End of Period                                            326     5,529         5,463
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.464   $12.638       $13.547
Accumulation Unit Value, End of Period                                            $12.638   $13.547       $14.069
Number of Units Outstanding, End of Period                                          1,190     5,341        11,101
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.650   $14.668       $17.169
Accumulation Unit Value, End of Period                                            $14.668   $17.169       $18.501
Number of Units Outstanding, End of Period                                          2,746     4,611         5,921
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                      $12.239   $12.395       $14.538
Accumulation Unit Value, End of Period                                            $12.395   $14.538       $15.990
Number of Units Outstanding, End of Period                                              0        21         1,031
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.456   $12.141       $12.929
Accumulation Unit Value, End of Period                                            $12.141   $12.929       $13.013
Number of Units Outstanding, End of Period                                          2,752     9,193        12,811
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.590   $12.437       $13.327
Accumulation Unit Value, End of Period                                            $12.437   $13.327       $14.001
Number of Units Outstanding, End of Period                                              0       210           211
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.223   $13.509       $14.742
Accumulation Unit Value, End of Period                                            $13.509   $14.742       $15.236
Number of Units Outstanding, End of Period                                              0         0         8,897
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $10.996   $11.306       $11.895
Accumulation Unit Value, End of Period                                            $11.306   $11.895       $13.225
Number of Units Outstanding, End of Period                                              0       277           277
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.411   $13.349       $14.492
Accumulation Unit Value, End of Period                                            $13.349   $14.492       $14.674
Number of Units Outstanding, End of Period                                              0       110           110
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.477   $10.446       $10.714
Accumulation Unit Value, End of Period                                            $10.446   $10.714       $10.771
Number of Units Outstanding, End of Period                                              0       842         1,737
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.461   $13.386       $15.276
Accumulation Unit Value, End of Period                                            $13.386   $15.276       $16.833
Number of Units Outstanding, End of Period                                              0         0         4,335
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.796   $12.996       $14.376
Accumulation Unit Value, End of Period                                            $12.996   $14.376       $15.363
Number of Units Outstanding, End of Period                                              0         0         9,092
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $9.921    $9.856        $9.743
Accumulation Unit Value, End of Period                                             $9.856    $9.743        $9.812
Number of Units Outstanding, End of Period                                            103     9,514         9,955
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.434   $13.500       $14.625
Accumulation Unit Value, End of Period                                            $13.500   $14.625       $15.801
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.795   $14.578       $16.526
Accumulation Unit Value, End of Period                                            $14.578   $16.526       $17.188
Number of Units Outstanding, End of Period                                              0        99           315
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.049   $13.100       $13.838
Accumulation Unit Value, End of Period                                            $13.100   $13.838       $14.272
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.449   $12.087       $12.845
Accumulation Unit Value, End of Period                                            $12.087   $12.845       $13.120
Number of Units Outstanding, End of Period                                              0     4,172         4,152
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.724   $14.062       $16.793
Accumulation Unit Value, End of Period                                            $14.062   $16.793       $17.908
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.506   $13.566       $15.802
Accumulation Unit Value, End of Period                                            $13.566   $15.802       $17.406
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.620   $12.402       $12.793
Accumulation Unit Value, End of Period                                            $12.402   $12.793       $13.280
Number of Units Outstanding, End of Period                                            236       301           310
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.115
Accumulation Unit Value, End of Period                                                 --   $11.115       $12.129
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.328
Accumulation Unit Value, End of Period                                                 --   $11.328       $11.583
Number of Units Outstanding, End of Period                                             --       246         7,611
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.097   $11.741       $12.313
Accumulation Unit Value, End of Period                                            $11.741   $12.313       $13.017
Number of Units Outstanding, End of Period                                              0        25           285
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.850   $13.359       $14.972
Accumulation Unit Value, End of Period                                            $13.359   $14.972       $16.134
Number of Units Outstanding, End of Period                                              0         0         5,096
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.000        $9.875
Accumulation Unit Value, End of Period                                            $10.000    $9.875        $9.934
Number of Units Outstanding, End of Period                                              0     3,969         4,651
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.692   $13.878       $15.003
Accumulation Unit Value, End of Period                                            $13.878   $15.003       $16.524
Number of Units Outstanding, End of Period                                            230       551           628
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.952
Accumulation Unit Value, End of Period                                                 --   $10.952       $11.550
Number of Units Outstanding, End of Period                                             --         0         6,670
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.723
Accumulation Unit Value, End of Period                                                 --   $10.723       $12.162
Number of Units Outstanding, End of Period                                             --       104            97
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.000       $11.075
Accumulation Unit Value, End of Period                                            $10.000   $11.075       $12.180
Number of Units Outstanding, End of Period                                              0         0         4,101
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.113   $13.575       $15.858
Accumulation Unit Value, End of Period                                            $13.575   $15.858       $17.582
Number of Units Outstanding, End of Period                                            107       124           118
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.284
Accumulation Unit Value, End of Period                                                 --   $11.284       $12.429
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.612   $14.515       $19.397
Accumulation Unit Value, End of Period                                            $14.515   $19.397       $22.243
Number of Units Outstanding, End of Period                                             77     2,400         2,377


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.65% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                      2003       2004         2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.722      $11.235
Accumulation Unit Value, End of Period                                       $10.722    $11.235      $10.930
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.235      $14.333
Accumulation Unit Value, End of Period                                       $12.235    $14.333      $15.894
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000      $10.225
Accumulation Unit Value, End of Period                                       $10.000    $10.225      $10.255
Number of Units Outstanding, End of Period                                     1,202      1,293        1,338
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.327      $12.709
Accumulation Unit Value, End of Period                                       $11.327    $12.709      $13.602
Number of Units Outstanding, End of Period                                       717        697          671
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.233      $12.713
Accumulation Unit Value, End of Period                                       $11.233    $12.713      $12.948
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.409      $13.082
Accumulation Unit Value, End of Period                                       $11.409    $13.082      $14.681
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.201      $14.874
Accumulation Unit Value, End of Period                                       $12.201    $14.874      $16.339
Number of Units Outstanding, End of Period                                         0          0            0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.802    $13.384      $14.532
Accumulation Unit Value, End of Period                                       $13.384    $14.532      $14.767
Number of Units Outstanding, End of Period                                       609        607          618
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.221
Accumulation Unit Value, End of Period                                            --    $11.221      $11.192
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.519
Accumulation Unit Value, End of Period                                            --    $10.519      $10.435
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.456    $14.554      $17.679
Accumulation Unit Value, End of Period                                       $14.554    $17.679      $18.876
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.235
Accumulation Unit Value, End of Period                                            --    $10.235      $10.289
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.381    $12.679      $14.018
Accumulation Unit Value, End of Period                                       $12.679    $14.018      $15.213
Number of Units Outstanding, End of Period                                       479        472          452
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.268    $16.865      $20.645
Accumulation Unit Value, End of Period                                       $16.865    $20.645      $25.825
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.569    $13.591      $15.812
Accumulation Unit Value, End of Period                                       $13.591    $15.812      $17.101
Number of Units Outstanding, End of Period                                       301        279          268
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.905
Accumulation Unit Value, End of Period                                            --    $10.905      $11.449
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.356
Accumulation Unit Value, End of Period                                            --    $10.356      $10.299
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.889
Accumulation Unit Value, End of Period                                            --    $10.889      $11.036
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.137
Accumulation Unit Value, End of Period                                            --    $11.137      $11.438
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.120
Accumulation Unit Value, End of Period                                            --    $11.120      $11.814
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.003    $13.087      $14.105
Accumulation Unit Value, End of Period                                       $13.087    $14.105      $14.354
Number of Units Outstanding, End of Period                                       849        862          878
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.103    $12.277      $12.848
Accumulation Unit Value, End of Period                                       $12.277    $12.848      $13.226
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.104
Accumulation Unit Value, End of Period                                            --    $10.104      $10.150
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.774    $14.227      $16.601
Accumulation Unit Value, End of Period                                       $14.227    $16.601      $18.588
Number of Units Outstanding, End of Period                                       289        266          247
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.195    $12.951      $13.823
Accumulation Unit Value, End of Period                                       $12.951    $13.823      $13.841
Number of Units Outstanding, End of Period                                       851        875          912
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.456    $12.627      $13.528
Accumulation Unit Value, End of Period                                       $12.627    $13.528      $14.042
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.642    $14.655      $17.145
Accumulation Unit Value, End of Period                                       $14.655    $17.145      $18.465
Number of Units Outstanding, End of Period                                       686        649          620
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.231    $12.384      $14.518
Accumulation Unit Value, End of Period                                       $12.384    $14.518      $15.959
Number of Units Outstanding, End of Period                                       488        459          429
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.448    $12.130      $12.911
Accumulation Unit Value, End of Period                                       $12.130    $12.911      $12.989
Number of Units Outstanding, End of Period                                     1,075      1,108        1,147
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.583    $12.425      $13.308
Accumulation Unit Value, End of Period                                       $12.425    $13.308      $13.975
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.215    $13.497      $14.721
Accumulation Unit Value, End of Period                                       $13.497    $14.721      $15.207
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.989    $11.296      $11.878
Accumulation Unit Value, End of Period                                       $11.296    $11.878      $13.199
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.402    $13.337      $14.472
Accumulation Unit Value, End of Period                                       $13.337    $14.472      $14.646
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.470    $10.436      $10.699
Accumulation Unit Value, End of Period                                       $10.436    $10.699      $10.750
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.454    $13.374      $15.254
Accumulation Unit Value, End of Period                                       $13.374    $15.254      $16.801
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.788    $12.984      $14.356
Accumulation Unit Value, End of Period                                       $12.984    $14.356      $15.334
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.915     $9.847       $9.730
Accumulation Unit Value, End of Period                                        $9.847     $9.730       $9.793
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.426    $13.488      $14.605
Accumulation Unit Value, End of Period                                       $13.488    $14.605      $15.771
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.787    $14.565      $16.503
Accumulation Unit Value, End of Period                                       $14.565    $16.503      $17.155
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.041    $13.088      $13.818
Accumulation Unit Value, End of Period                                       $13.088    $13.818      $14.245
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.442    $12.076      $12.827
Accumulation Unit Value, End of Period                                       $12.076    $12.827      $13.095
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.716    $14.049      $16.770
Accumulation Unit Value, End of Period                                       $14.049    $16.770      $17.874
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.497    $13.554      $15.780
Accumulation Unit Value, End of Period                                       $13.554    $15.780      $17.373
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.612    $12.391      $12.775
Accumulation Unit Value, End of Period                                       $12.391    $12.775      $13.254
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.111
Accumulation Unit Value, End of Period                                            --    $11.111      $12.119
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.324
Accumulation Unit Value, End of Period                                            --    $11.324      $11.573
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.089    $11.731      $12.295
Accumulation Unit Value, End of Period                                       $11.731    $12.295      $12.992
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.842    $13.347      $14.951
Accumulation Unit Value, End of Period                                       $13.347    $14.951      $16.103
Number of Units Outstanding, End of Period                                       533        516          496
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000       $9.870
Accumulation Unit Value, End of Period                                       $10.000     $9.870       $9.924
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.683    $13.865      $14.982
Accumulation Unit Value, End of Period                                       $13.865    $14.982      $16.492
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.948
Accumulation Unit Value, End of Period                                            --    $10.948      $11.540
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.720
Accumulation Unit Value, End of Period                                            --    $10.720      $12.152
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000      $11.069
Accumulation Unit Value, End of Period                                       $10.000    $11.069      $12.168
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.112    $13.570      $15.845
Accumulation Unit Value, End of Period                                       $13.570    $15.845      $17.558
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.281
Accumulation Unit Value, End of Period                                            --    $11.281      $12.419
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.604    $14.502      $19.370
Accumulation Unit Value, End of Period                                       $14.502    $19.370      $22.200
Number of Units Outstanding, End of Period                                         0          0            0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.719    $11.227
Accumulation Unit Value, End of Period                                           $10.719    $11.227    $10.916
Number of Units Outstanding, End of Period                                         2,017      1,048        974
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.232    $14.323
Accumulation Unit Value, End of Period                                           $12.232    $14.323    $15.874
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000     $9.998    $10.218
Accumulation Unit Value, End of Period                                            $9.998    $10.218    $10.242
Number of Units Outstanding, End of Period                                             0        644        662
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.325    $12.700
Accumulation Unit Value, End of Period                                           $11.325    $12.700    $13.585
Number of Units Outstanding, End of Period                                           260        592        564
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.231    $12.704
Accumulation Unit Value, End of Period                                           $11.231    $12.704    $12.932
Number of Units Outstanding, End of Period                                           547        514        587
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.406    $13.072
Accumulation Unit Value, End of Period                                           $11.406    $13.072    $14.663
Number of Units Outstanding, End of Period                                           483         82          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.198    $14.863
Accumulation Unit Value, End of Period                                           $12.198    $14.863    $16.318
Number of Units Outstanding, End of Period                                             0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.798    $13.376    $14.516
Accumulation Unit Value, End of Period                                           $13.376    $14.516    $14.743
Number of Units Outstanding, End of Period                                         6,814      6,923      6,359
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.217
Accumulation Unit Value, End of Period                                                --    $11.217    $11.183
Number of Units Outstanding, End of Period                                            --      3,059      3,217
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.517
Accumulation Unit Value, End of Period                                                --    $10.517    $10.428
Number of Units Outstanding, End of Period                                            --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.451    $14.545    $17.659
Accumulation Unit Value, End of Period                                           $14.545    $17.659    $18.845
Number of Units Outstanding, End of Period                                         4,586      4,127      4,194
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.232
Accumulation Unit Value, End of Period                                                --    $10.232    $10.280
Number of Units Outstanding, End of Period                                            --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.376    $12.671    $14.002
Accumulation Unit Value, End of Period                                           $12.671    $14.002    $15.188
Number of Units Outstanding, End of Period                                         6,776      7,860      7,333
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.263    $16.854    $20.622
Accumulation Unit Value, End of Period                                           $16.854    $20.622    $25.783
Number of Units Outstanding, End of Period                                         3,157      2,936      2,575
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.565    $13.582    $15.795
Accumulation Unit Value, End of Period                                           $13.582    $15.795    $17.073
Number of Units Outstanding, End of Period                                         1,737      4,255      4,135
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.904
Accumulation Unit Value, End of Period                                                --    $10.904    $11.442
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.355
Accumulation Unit Value, End of Period                                                --    $10.355    $10.292
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.888
Accumulation Unit Value, End of Period                                                --    $10.888    $11.029
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.136
Accumulation Unit Value, End of Period                                                --    $11.136    $11.431
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.119
Accumulation Unit Value, End of Period                                                --    $11.119    $11.806
Number of Units Outstanding, End of Period                                            --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.999    $13.079    $14.089
Accumulation Unit Value, End of Period                                           $13.079    $14.089    $14.331
Number of Units Outstanding, End of Period                                           203        772        751
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.102    $12.273    $12.837
Accumulation Unit Value, End of Period                                           $12.273    $12.837    $13.208
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.102
Accumulation Unit Value, End of Period                                                --    $10.102    $10.143
Number of Units Outstanding, End of Period                                            --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.770    $14.218    $16.582
Accumulation Unit Value, End of Period                                           $14.218    $16.582    $18.558
Number of Units Outstanding, End of Period                                             0        148        126
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.191    $12.943    $13.807
Accumulation Unit Value, End of Period                                           $12.943    $13.807    $13.818
Number of Units Outstanding, End of Period                                             0        445        450
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.452    $12.619    $13.513
Accumulation Unit Value, End of Period                                           $12.619    $13.513    $14.019
Number of Units Outstanding, End of Period                                             0        620        619
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.637    $14.646    $17.126
Accumulation Unit Value, End of Period                                           $14.646    $17.126    $18.435
Number of Units Outstanding, End of Period                                             0        352        312
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $12.227    $12.376    $14.501
Accumulation Unit Value, End of Period                                           $12.376    $14.501    $15.933
Number of Units Outstanding, End of Period                                             0        246        219
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.444    $12.123    $12.897
Accumulation Unit Value, End of Period                                           $12.123    $12.897    $12.967
Number of Units Outstanding, End of Period                                           711      7,041      7,281
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.578    $12.418    $13.293
Accumulation Unit Value, End of Period                                           $12.418    $13.293    $13.952
Number of Units Outstanding, End of Period                                         1,191      1,900      1,865
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.211    $13.489    $14.704
Accumulation Unit Value, End of Period                                           $13.489    $14.704    $15.182
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $10.985    $11.289    $11.865
Accumulation Unit Value, End of Period                                           $11.289    $11.865    $13.178
Number of Units Outstanding, End of Period                                         1,179        533        564
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.398    $13.329    $14.456
Accumulation Unit Value, End of Period                                           $13.329    $14.456    $14.622
Number of Units Outstanding, End of Period                                           909      1,419      1,445
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.466    $10.430    $10.687
Accumulation Unit Value, End of Period                                           $10.430    $10.687    $10.733
Number of Units Outstanding, End of Period                                         2,263      3,804      3,922
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.449    $13.366    $15.237
Accumulation Unit Value, End of Period                                           $13.366    $15.237    $16.774
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.784    $12.976    $14.340
Accumulation Unit Value, End of Period                                           $12.976    $14.340    $15.309
Number of Units Outstanding, End of Period                                         1,745      2,208      2,231
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.911     $9.841     $9.719
Accumulation Unit Value, End of Period                                            $9.841     $9.719     $9.777
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.421    $13.480    $14.588
Accumulation Unit Value, End of Period                                           $13.480    $14.588    $15.745
Number of Units Outstanding, End of Period                                         1,882      2,804      2,882
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.782    $14.556    $16.485
Accumulation Unit Value, End of Period                                           $14.556    $16.485    $17.127
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.036    $13.080    $13.803
Accumulation Unit Value, End of Period                                           $13.080    $13.803    $14.221
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.438    $12.069    $12.812
Accumulation Unit Value, End of Period                                           $12.069    $12.812    $13.074
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.711    $14.041    $16.751
Accumulation Unit Value, End of Period                                           $14.041    $16.751    $17.844
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.493    $13.545    $15.762
Accumulation Unit Value, End of Period                                           $13.545    $15.762    $17.344
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.608    $12.383    $12.761
Accumulation Unit Value, End of Period                                           $12.383    $12.761    $13.233
Number of Units Outstanding, End of Period                                         6,098      9,955     10,483
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.107
Accumulation Unit Value, End of Period                                                --    $11.107    $12.109
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.320
Accumulation Unit Value, End of Period                                                --    $11.320    $11.563
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.085    $11.724    $12.282
Accumulation Unit Value, End of Period                                           $11.724    $12.282    $12.971
Number of Units Outstanding, End of Period                                         1,692      2,456      2,592
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.837    $13.338    $14.934
Accumulation Unit Value, End of Period                                           $13.338    $14.934    $16.077
Number of Units Outstanding, End of Period                                         3,945      4,272      4,355
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000     $9.865
Accumulation Unit Value, End of Period                                           $10.000     $9.865     $9.914
Number of Units Outstanding, End of Period                                             0      6,957      7,257
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.679    $13.857    $14.965
Accumulation Unit Value, End of Period                                           $13.857    $14.965    $16.465
Number of Units Outstanding, End of Period                                         1,142      4,101      3,867
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.944
Accumulation Unit Value, End of Period                                                --    $10.944    $11.531
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.716
Accumulation Unit Value, End of Period                                                --    $10.716    $12.142
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000    $11.064
Accumulation Unit Value, End of Period                                           $10.000    $11.064    $12.155
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.110    $13.566    $15.831
Accumulation Unit Value, End of Period                                           $13.566    $15.831    $17.534
Number of Units Outstanding, End of Period                                         3,859      3,800      3,771
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.277
Accumulation Unit Value, End of Period                                                --    $11.277    $12.408
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.599    $14.493    $19.348
Accumulation Unit Value, End of Period                                           $14.493    $19.348    $22.164
Number of Units Outstanding, End of Period                                         2,436      6,568      5,916




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                             2003         2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $10.714    $11.210
Accumulation Unit Value, End of Period                                              $10.714      $11.210    $10.889
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $12.226    $14.301
Accumulation Unit Value, End of Period                                              $12.226      $14.301    $15.834
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000       $9.993    $10.202
Accumulation Unit Value, End of Period                                               $9.993      $10.202    $10.216
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $11.319    $12.681
Accumulation Unit Value, End of Period                                              $11.319      $12.681    $13.551
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $11.225    $12.685
Accumulation Unit Value, End of Period                                              $11.225      $12.685    $12.899
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $11.400    $13.053
Accumulation Unit Value, End of Period                                              $11.400      $13.053    $14.626
Number of Units Outstanding, End of Period                                                0            0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $12.193    $14.841
Accumulation Unit Value, End of Period                                              $12.193      $14.841    $16.277
Number of Units Outstanding, End of Period                                                0            0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.789      $13.359    $14.483
Accumulation Unit Value, End of Period                                              $13.359      $14.483    $14.695
Number of Units Outstanding, End of Period                                                0            0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.210
Accumulation Unit Value, End of Period                                                   --      $11.210    $11.164
Number of Units Outstanding, End of Period                                               --            0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.515
Accumulation Unit Value, End of Period                                                   --      $10.515    $10.415
Number of Units Outstanding, End of Period                                               --            0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.441      $14.527    $17.619
Accumulation Unit Value, End of Period                                              $14.527      $17.619    $18.784
Number of Units Outstanding, End of Period                                                0            0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.225
Accumulation Unit Value, End of Period                                                   --      $10.225    $10.263
Number of Units Outstanding, End of Period                                               --            0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.368      $12.656    $13.971
Accumulation Unit Value, End of Period                                              $12.656      $13.971    $15.139
Number of Units Outstanding, End of Period                                                0            0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $13.253      $16.833    $20.576
Accumulation Unit Value, End of Period                                              $16.833      $20.576    $25.699
Number of Units Outstanding, End of Period                                                0            0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.556      $13.565    $15.759
Accumulation Unit Value, End of Period                                              $13.565      $15.759    $17.017
Number of Units Outstanding, End of Period                                                0            0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.901
Accumulation Unit Value, End of Period                                                   --      $10.901    $11.427
Number of Units Outstanding, End of Period                                               --            0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.352
Accumulation Unit Value, End of Period                                                   --      $10.352    $10.279
Number of Units Outstanding, End of Period                                               --            0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.885
Accumulation Unit Value, End of Period                                                   --      $10.885    $11.015
Number of Units Outstanding, End of Period                                               --            0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.133
Accumulation Unit Value, End of Period                                                   --      $11.133    $11.417
Number of Units Outstanding, End of Period                                               --            0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.116
Accumulation Unit Value, End of Period                                                   --      $11.116    $11.791
Number of Units Outstanding, End of Period                                               --            0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.989      $13.063    $14.057
Accumulation Unit Value, End of Period                                              $13.063      $14.057    $14.284
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.100      $12.264    $12.815
Accumulation Unit Value, End of Period                                              $12.264      $12.815    $13.172
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.100
Accumulation Unit Value, End of Period                                                   --      $10.100    $10.130
Number of Units Outstanding, End of Period                                               --            0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.761      $14.200    $16.545
Accumulation Unit Value, End of Period                                              $14.200      $16.545    $18.497
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.182      $12.927    $13.776
Accumulation Unit Value, End of Period                                              $12.927      $13.776    $13.773
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.443      $12.604    $13.482
Accumulation Unit Value, End of Period                                              $12.604      $13.482    $13.974
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.628      $14.628    $17.087
Accumulation Unit Value, End of Period                                              $14.628      $17.087    $18.375
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $12.217      $12.361    $14.469
Accumulation Unit Value, End of Period                                              $12.361      $14.469    $15.881
Number of Units Outstanding, End of Period                                                0            0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.435      $12.108    $12.868
Accumulation Unit Value, End of Period                                              $12.108      $12.868    $12.925
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.570      $12.402    $13.263
Accumulation Unit Value, End of Period                                              $12.402      $13.263    $13.906
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.201      $13.472    $14.671
Accumulation Unit Value, End of Period                                              $13.472      $14.671    $15.132
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $10.977      $11.275    $11.838
Accumulation Unit Value, End of Period                                              $11.275      $11.838    $13.135
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.388      $13.312    $14.423
Accumulation Unit Value, End of Period                                              $13.312      $14.423    $14.575
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.458      $10.417    $10.662
Accumulation Unit Value, End of Period                                              $10.417      $10.662    $10.697
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.441      $13.350    $15.203
Accumulation Unit Value, End of Period                                              $13.350      $15.203    $16.719
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.775      $12.960    $14.308
Accumulation Unit Value, End of Period                                              $12.960      $14.308    $15.259
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                         $9.904       $9.829     $9.697
Accumulation Unit Value, End of Period                                               $9.829       $9.697     $9.745
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.412      $13.463    $14.556
Accumulation Unit Value, End of Period                                              $13.463      $14.556    $15.694
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.772      $14.538    $16.447
Accumulation Unit Value, End of Period                                              $14.538      $16.447    $17.071
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.027      $13.064    $13.772
Accumulation Unit Value, End of Period                                              $13.064      $13.772    $14.175
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.429      $12.054    $12.784
Accumulation Unit Value, End of Period                                              $12.054      $12.784    $13.031
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.701      $14.023    $16.713
Accumulation Unit Value, End of Period                                              $14.023      $16.713    $17.786
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.483      $13.529    $15.727
Accumulation Unit Value, End of Period                                              $13.529      $15.727    $17.288
Number of Units Outstanding, End of Period                                                0            0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.599      $12.368    $12.732
Accumulation Unit Value, End of Period                                              $12.368      $12.732    $13.190
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.100
Accumulation Unit Value, End of Period                                                   --      $11.100    $12.088
Number of Units Outstanding, End of Period                                               --            0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.312
Accumulation Unit Value, End of Period                                                   --      $11.312    $11.544
Number of Units Outstanding, End of Period                                               --            0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.077      $11.709    $12.254
Accumulation Unit Value, End of Period                                              $11.709      $12.254    $12.928
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.828      $13.322    $14.901
Accumulation Unit Value, End of Period                                              $13.322      $14.901    $16.024
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000      $10.000     $9.855
Accumulation Unit Value, End of Period                                              $10.000       $9.855     $9.894
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.669      $13.840    $14.932
Accumulation Unit Value, End of Period                                              $13.840      $14.932    $16.411
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.937
Accumulation Unit Value, End of Period                                                   --      $10.937    $11.511
Number of Units Outstanding, End of Period                                               --            0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $10.709
Accumulation Unit Value, End of Period                                                   --      $10.709    $12.121
Number of Units Outstanding, End of Period                                               --            0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $10.000      $10.000    $11.052
Accumulation Unit Value, End of Period                                              $10.000      $11.052    $12.131
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --           --         --
Accumulation Unit Value, End of Period                                                   --           --         --
Number of Units Outstanding, End of Period                                               --           --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.108      $13.556    $15.804
Accumulation Unit Value, End of Period                                              $13.556      $15.804    $17.487
Number of Units Outstanding, End of Period                                                0            0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --      $10.000    $11.269
Accumulation Unit Value, End of Period                                                   --      $11.269    $12.387
Number of Units Outstanding, End of Period                                               --            0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.590      $14.475    $19.305
Accumulation Unit Value, End of Period                                              $14.475      $19.305    $22.091
Number of Units Outstanding, End of Period                                                0            0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.











Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                      2003       2004         2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.711      $11.202
Accumulation Unit Value, End of Period                                       $10.711    $11.202      $10.875
Number of Units Outstanding, End of Period                                         0      1,821        1,821
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.223      $14.291
Accumulation Unit Value, End of Period                                       $12.223    $14.291      $15.814
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000     $9.991      $10.195
Accumulation Unit Value, End of Period                                        $9.991    $10.195      $10.204
Number of Units Outstanding, End of Period                                         0      1,474        1,474
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.317      $12.671
Accumulation Unit Value, End of Period                                       $11.317    $12.671      $13.534
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.223      $12.675
Accumulation Unit Value, End of Period                                       $11.223    $12.675      $12.883
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.398      $13.043
Accumulation Unit Value, End of Period                                       $11.398    $13.043      $14.607
Number of Units Outstanding, End of Period                                         0      1,269        1,269
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.190      $14.830
Accumulation Unit Value, End of Period                                       $12.190    $14.830      $16.257
Number of Units Outstanding, End of Period                                         0      1,554        1,554
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.787    $13.355      $14.471
Accumulation Unit Value, End of Period                                       $13.355    $14.471      $14.675
Number of Units Outstanding, End of Period                                         0      1,093        1,093
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.206
Accumulation Unit Value, End of Period                                            --    $11.206      $11.154
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.513
Accumulation Unit Value, End of Period                                            --    $10.513      $10.409
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.440    $14.522      $17.604
Accumulation Unit Value, End of Period                                       $14.522    $17.604      $18.758
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.221
Accumulation Unit Value, End of Period                                            --    $10.221      $10.254
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.366    $12.651      $13.959
Accumulation Unit Value, End of Period                                       $12.651    $13.959      $15.118
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.251    $16.828      $20.558
Accumulation Unit Value, End of Period                                       $16.828    $20.558      $25.664
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.555    $13.561      $15.746
Accumulation Unit Value, End of Period                                       $13.561    $15.746      $16.994
Number of Units Outstanding, End of Period                                         0          0            0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.899
Accumulation Unit Value, End of Period                                            --    $10.899      $11.420
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.351
Accumulation Unit Value, End of Period                                            --    $10.351      $10.273
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.884
Accumulation Unit Value, End of Period                                            --    $10.884      $11.008
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.132
Accumulation Unit Value, End of Period                                            --    $11.132      $11.409
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.115
Accumulation Unit Value, End of Period                                            --    $11.115      $11.784
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.988    $13.059      $14.045
Accumulation Unit Value, End of Period                                       $13.059    $14.045      $14.265
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.098    $12.260      $12.805
Accumulation Unit Value, End of Period                                       $12.260    $12.805      $13.154
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.099
Accumulation Unit Value, End of Period                                            --    $10.099      $10.124
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.760    $14.195      $16.531
Accumulation Unit Value, End of Period                                       $14.195    $16.531      $18.472
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.180    $12.922      $13.764
Accumulation Unit Value, End of Period                                       $12.922    $13.764      $13.755
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.442    $12.599      $13.471
Accumulation Unit Value, End of Period                                       $12.599    $13.471      $13.955
Number of Units Outstanding, End of Period                                         0      1,156        1,156
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.626    $14.623      $17.072
Accumulation Unit Value, End of Period                                       $14.623    $17.072      $18.350
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.216    $12.356      $14.456
Accumulation Unit Value, End of Period                                       $12.356    $14.456      $15.860
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.434    $12.104      $12.857
Accumulation Unit Value, End of Period                                       $12.104    $12.857      $12.907
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.568    $12.398      $13.252
Accumulation Unit Value, End of Period                                       $12.398    $13.252      $13.887
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.200    $13.468      $14.659
Accumulation Unit Value, End of Period                                       $13.468    $14.659      $15.111
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.976    $11.271      $11.828
Accumulation Unit Value, End of Period                                       $11.271    $11.828      $13.117
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.387    $13.308      $14.411
Accumulation Unit Value, End of Period                                       $13.308    $14.411      $14.555
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.457    $10.414      $10.653
Accumulation Unit Value, End of Period                                       $10.414    $10.653      $10.683
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.439    $13.345      $15.190
Accumulation Unit Value, End of Period                                       $13.345    $15.190      $16.696
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.774    $12.956      $14.296
Accumulation Unit Value, End of Period                                       $12.956    $14.296      $15.238
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.903     $9.826       $9.689
Accumulation Unit Value, End of Period                                        $9.826     $9.689       $9.732
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.411    $13.459      $14.543
Accumulation Unit Value, End of Period                                       $13.459    $14.543      $15.673
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.771    $14.533      $16.433
Accumulation Unit Value, End of Period                                       $14.533    $16.433      $17.048
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.026    $13.059      $13.760
Accumulation Unit Value, End of Period                                       $13.059    $13.760      $14.156
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.428    $12.050      $12.773
Accumulation Unit Value, End of Period                                       $12.050    $12.773      $13.013
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.700    $14.019      $16.699
Accumulation Unit Value, End of Period                                       $14.019    $16.699      $17.762
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.482    $13.524      $15.713
Accumulation Unit Value, End of Period                                       $13.524    $15.713      $17.264
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.598    $12.364      $12.721
Accumulation Unit Value, End of Period                                       $12.364    $12.721      $13.172
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.096
Accumulation Unit Value, End of Period                                            --    $11.096      $12.078
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.309
Accumulation Unit Value, End of Period                                            --    $11.309      $11.534
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.076    $11.705      $12.243
Accumulation Unit Value, End of Period                                       $11.705    $12.243      $12.911
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.827    $13.317      $14.888
Accumulation Unit Value, End of Period                                       $13.317    $14.888      $16.003
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000       $9.850
Accumulation Unit Value, End of Period                                       $10.000     $9.850       $9.884
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.668    $13.835      $14.919
Accumulation Unit Value, End of Period                                       $13.835    $14.919      $16.389
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.933
Accumulation Unit Value, End of Period                                            --    $10.933      $11.501
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.705
Accumulation Unit Value, End of Period                                            --    $10.705      $12.111
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000      $11.047
Accumulation Unit Value, End of Period                                       $10.000    $11.047      $12.118
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.107    $13.552      $15.791
Accumulation Unit Value, End of Period                                       $13.552    $15.791      $17.463
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.265
Accumulation Unit Value, End of Period                                            --    $11.265      $12.377
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.588    $14.470      $19.288
Accumulation Unit Value, End of Period                                       $14.470    $19.288      $22.061
Number of Units Outstanding, End of Period                                         0          0            0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,               2003       2004     2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $10.709  $11.193
Accumulation Unit Value, End of Period                                $10.709    $11.193  $10.861
Number of Units Outstanding, End of Period                                  0          0        0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $12.220  $14.280
Accumulation Unit Value, End of Period                                $12.220    $14.280  $15.794
Number of Units Outstanding, End of Period                                  0          0        0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000     $9.988  $10.187
Accumulation Unit Value, End of Period                                 $9.988    $10.187  $10.191
Number of Units Outstanding, End of Period                                  0          0        0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $11.314  $12.662
Accumulation Unit Value, End of Period                                $11.314    $12.662  $13.517
Number of Units Outstanding, End of Period                                  0          0        0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $11.220  $12.666
Accumulation Unit Value, End of Period                                $11.220    $12.666  $12.867
Number of Units Outstanding, End of Period                                  0          0        0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $11.395  $13.033
Accumulation Unit Value, End of Period                                $11.395    $13.033  $14.589
Number of Units Outstanding, End of Period                                  0      7,552    7,552
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $12.187  $14.818
Accumulation Unit Value, End of Period                                $12.187    $14.818  $16.237
Number of Units Outstanding, End of Period                                  0          0        0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.793    $13.358  $14.467
Accumulation Unit Value, End of Period                                $13.358    $14.467  $14.663
Number of Units Outstanding, End of Period                                  0      6,480    6,480
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.202
Accumulation Unit Value, End of Period                                     --    $11.202  $11.145
Number of Units Outstanding, End of Period                                 --          0        0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.512
Accumulation Unit Value, End of Period                                     --    $10.512  $10.402
Number of Units Outstanding, End of Period                                 --          0        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.446    $14.525  $17.599
Accumulation Unit Value, End of Period                                $14.525    $17.599  $18.743
Number of Units Outstanding, End of Period                                  0      2,003    2,003
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.218
Accumulation Unit Value, End of Period                                     --    $10.218  $10.245
Number of Units Outstanding, End of Period                                 --          0        0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.371    $12.654  $13.955
Accumulation Unit Value, End of Period                                $12.654    $13.955  $15.106
Number of Units Outstanding, End of Period                                  0      6,800    6,800
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $13.257    $16.831  $20.552
Accumulation Unit Value, End of Period                                $16.831    $20.552  $25.643
Number of Units Outstanding, End of Period                                  0          0        0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.560    $13.564  $15.741
Accumulation Unit Value, End of Period                                $13.564    $15.741  $16.980
Number of Units Outstanding, End of Period                                  0          0        0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.898
Accumulation Unit Value, End of Period                                     --    $10.898  $11.413
Number of Units Outstanding, End of Period                                 --          0        0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.349
Accumulation Unit Value, End of Period                                     --    $10.349  $10.266
Number of Units Outstanding, End of Period                                 --          0        0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.882
Accumulation Unit Value, End of Period                                     --    $10.882  $11.001
Number of Units Outstanding, End of Period                                 --          0        0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.130
Accumulation Unit Value, End of Period                                     --    $11.130  $11.402
Number of Units Outstanding, End of Period                                 --          0        0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.113
Accumulation Unit Value, End of Period                                     --    $11.113  $11.776
Number of Units Outstanding, End of Period                                 --          0        0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.994    $13.061  $14.041
Accumulation Unit Value, End of Period                                $13.061    $14.041  $14.253
Number of Units Outstanding, End of Period                                  0      6,661    6,661
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.097    $12.256  $12.794
Accumulation Unit Value, End of Period                                $12.256    $12.794  $13.136
Number of Units Outstanding, End of Period                                  0          0        0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.097
Accumulation Unit Value, End of Period                                     --    $10.097  $10.118
Number of Units Outstanding, End of Period                                 --          0        0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.765    $14.198  $16.526
Accumulation Unit Value, End of Period                                $14.198    $16.526  $18.457
Number of Units Outstanding, End of Period                                  0          0        0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.186    $12.925  $13.760
Accumulation Unit Value, End of Period                                $12.925    $13.760  $13.743
Number of Units Outstanding, End of Period                                  0      4,535    4,535
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.447    $12.602  $13.467
Accumulation Unit Value, End of Period                                $12.602    $13.467  $13.943
Number of Units Outstanding, End of Period                                  0      6,852    6,852
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.632    $14.626  $17.067
Accumulation Unit Value, End of Period                                $14.626    $17.067  $18.335
Number of Units Outstanding, End of Period                                  0          0        0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                          $12.221    $12.359  $14.452
Accumulation Unit Value, End of Period                                $12.359    $14.452  $15.847
Number of Units Outstanding, End of Period                                  0          0        0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.439    $12.106  $12.853
Accumulation Unit Value, End of Period                                $12.106    $12.853  $12.897
Number of Units Outstanding, End of Period                                  0      4,836    4,836
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.574    $12.401  $13.248
Accumulation Unit Value, End of Period                                $12.401    $13.248  $13.876
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.206    $13.470  $14.654
Accumulation Unit Value, End of Period                                $13.470    $14.654  $15.099
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                          $10.980    $11.274  $11.825
Accumulation Unit Value, End of Period                                $11.274    $11.825  $13.106
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.393    $13.311  $14.407
Accumulation Unit Value, End of Period                                $13.311    $14.407  $14.543
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.461    $10.416  $10.650
Accumulation Unit Value, End of Period                                $10.416    $10.650  $10.674
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.445    $13.348  $15.185
Accumulation Unit Value, End of Period                                $13.348    $15.185  $16.683
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.779    $12.958  $14.291
Accumulation Unit Value, End of Period                                $12.958    $14.291  $15.226
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                           $9.907     $9.828   $9.686
Accumulation Unit Value, End of Period                                 $9.828     $9.686   $9.724
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                          $12.416    $13.461  $14.539
Accumulation Unit Value, End of Period                                $13.461    $14.539  $15.660
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.777    $14.536  $16.428
Accumulation Unit Value, End of Period                                $14.536    $16.428  $17.034
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                          $12.031    $13.062  $13.756
Accumulation Unit Value, End of Period                                $13.062    $13.756  $14.144
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.433    $12.052  $12.769
Accumulation Unit Value, End of Period                                $12.052    $12.769  $13.003
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                          $12.705    $14.021  $16.694
Accumulation Unit Value, End of Period                                $14.021    $16.694  $17.748
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $12.487    $13.527  $15.709
Accumulation Unit Value, End of Period                                $13.527    $15.709  $17.250
Number of Units Outstanding, End of Period                                  0          0        0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.603    $12.366  $12.717
Accumulation Unit Value, End of Period                                $12.366    $12.717  $13.161
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.092
Accumulation Unit Value, End of Period                                     --    $11.092  $12.068
Number of Units Outstanding, End of Period                                 --          0        0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.305
Accumulation Unit Value, End of Period                                     --    $11.305  $11.524
Number of Units Outstanding, End of Period                                 --          0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.081    $11.708  $12.240
Accumulation Unit Value, End of Period                                $11.708    $12.240  $12.900
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $11.832    $13.320  $14.883
Accumulation Unit Value, End of Period                                $13.320    $14.883  $15.990
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                          $10.000    $10.000   $9.845
Accumulation Unit Value, End of Period                                $10.000     $9.845   $9.874
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                          $12.673    $13.838  $14.914
Accumulation Unit Value, End of Period                                $13.838    $14.914  $16.376
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.929
Accumulation Unit Value, End of Period                                     --    $10.929  $11.492
Number of Units Outstanding, End of Period                                 --          0        0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               --    $10.000  $10.701
Accumulation Unit Value, End of Period                                     --    $10.701  $12.100
Number of Units Outstanding, End of Period                                 --          0        0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                          $10.000    $10.000  $11.041
Accumulation Unit Value, End of Period                                $10.000    $11.041  $12.106
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               --         --       --
Accumulation Unit Value, End of Period                                     --         --       --
Number of Units Outstanding, End of Period                                 --         --       --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                          $12.106    $13.547  $15.778
Accumulation Unit Value, End of Period                                $13.547    $15.778  $17.439
Number of Units Outstanding, End of Period                                  0          0        0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               --    $10.000  $11.261
Accumulation Unit Value, End of Period                                     --    $11.261  $12.366
Number of Units Outstanding, End of Period                                 --          0        0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                          $12.594    $14.473  $19.283
Accumulation Unit Value, End of Period                                $14.473    $19.283  $22.044
Number of Units Outstanding, End of Period                                  0          0        0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary  Protection  (Annual  Increase)  Option and the Earnings  Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.706    $11.185
Accumulation Unit Value, End of Period                                         $10.706    $11.185    $10.848
Number of Units Outstanding, End of Period                                         739      1,532      1,733
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.218    $14.269
Accumulation Unit Value, End of Period                                         $12.218    $14.269    $15.774
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.986    $10.180
Accumulation Unit Value, End of Period                                          $9.986    $10.180    $10.178
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.311    $12.652
Accumulation Unit Value, End of Period                                         $11.311    $12.652    $13.500
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.218    $12.657
Accumulation Unit Value, End of Period                                         $11.218    $12.657    $12.851
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.392    $13.024
Accumulation Unit Value, End of Period                                         $11.392    $13.024    $14.571
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.184    $14.807
Accumulation Unit Value, End of Period                                         $12.184    $14.807    $16.216
Number of Units Outstanding, End of Period                                         664      1,222      1,176
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.775    $13.335    $14.434
Accumulation Unit Value, End of Period                                         $13.335    $14.434    $14.623
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.198
Accumulation Unit Value, End of Period                                              --    $11.198    $11.135
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.511
Accumulation Unit Value, End of Period                                              --    $10.511    $10.395
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.427    $14.500    $17.560
Accumulation Unit Value, End of Period                                         $14.500    $17.560    $18.691
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.214
Accumulation Unit Value, End of Period                                              --    $10.214    $10.237
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.355    $12.632    $13.923
Accumulation Unit Value, End of Period                                         $12.632    $13.923    $15.065
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.238    $16.802    $20.506
Accumulation Unit Value, End of Period                                         $16.802    $20.506    $25.573
Number of Units Outstanding, End of Period                                         485        877        769
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.543    $13.540    $15.706
Accumulation Unit Value, End of Period                                         $13.540    $15.706    $16.934
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.897
Accumulation Unit Value, End of Period                                              --    $10.897    $11.405
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.348
Accumulation Unit Value, End of Period                                              --    $10.348    $10.260
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.881
Accumulation Unit Value, End of Period                                              --    $10.881    $10.994
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.129
Accumulation Unit Value, End of Period                                              --    $11.129    $11.395
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.112
Accumulation Unit Value, End of Period                                              --    $11.112    $11.769
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.976    $13.039    $14.009
Accumulation Unit Value, End of Period                                         $13.039    $14.009    $14.214
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.096    $12.252    $12.783
Accumulation Unit Value, End of Period                                         $12.252    $12.783    $13.118
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.096
Accumulation Unit Value, End of Period                                              --    $10.096    $10.111
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.747    $14.174    $16.489
Accumulation Unit Value, End of Period                                         $14.174    $16.489    $18.406
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.168    $12.903    $13.729
Accumulation Unit Value, End of Period                                         $12.903    $13.729    $13.706
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.430    $12.580    $13.437
Accumulation Unit Value, End of Period                                         $12.580    $13.437    $13.905
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.613    $14.601    $17.029
Accumulation Unit Value, End of Period                                         $14.601    $17.029    $18.285
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.203    $12.338    $14.420
Accumulation Unit Value, End of Period                                         $12.338    $14.420    $15.803
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.422    $12.085    $12.824
Accumulation Unit Value, End of Period                                         $12.085    $12.824    $12.862
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.556    $12.379    $13.218
Accumulation Unit Value, End of Period                                         $12.379    $13.218    $13.838
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.187    $13.447    $14.622
Accumulation Unit Value, End of Period                                         $13.447    $14.622    $15.058
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.964    $11.254    $11.798
Accumulation Unit Value, End of Period                                         $11.254    $11.798    $13.070
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.374    $13.288    $14.374
Accumulation Unit Value, End of Period                                         $13.288    $14.374    $14.503
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.446    $10.398    $10.626
Accumulation Unit Value, End of Period                                         $10.398    $10.626    $10.645
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.427    $13.325    $15.152
Accumulation Unit Value, End of Period                                         $13.325    $15.152    $16.637
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.761    $12.936    $14.259
Accumulation Unit Value, End of Period                                         $12.936    $14.259    $15.184
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.892     $9.811     $9.664
Accumulation Unit Value, End of Period                                          $9.811     $9.664     $9.697
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.398    $13.438    $14.506
Accumulation Unit Value, End of Period                                         $13.438    $14.506    $15.617
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.758    $14.511    $16.392
Accumulation Unit Value, End of Period                                         $14.511    $16.392    $16.987
Number of Units Outstanding, End of Period                                         561      1,060      1,108
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.013    $13.039    $13.725
Accumulation Unit Value, End of Period                                         $13.039    $13.725    $14.105
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.416    $12.031    $12.740
Accumulation Unit Value, End of Period                                         $12.031    $12.740    $12.967
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.687    $13.997    $16.657
Accumulation Unit Value, End of Period                                         $13.997    $16.657    $17.699
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.469    $13.504    $15.674
Accumulation Unit Value, End of Period                                         $13.504    $15.674    $17.203
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.586    $12.345    $12.689
Accumulation Unit Value, End of Period                                         $12.345    $12.689    $13.125
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.088
Accumulation Unit Value, End of Period                                              --    $11.088    $12.058
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.301
Accumulation Unit Value, End of Period                                              --    $11.301    $11.514
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.064    $11.687    $12.212
Accumulation Unit Value, End of Period                                         $11.687    $12.212    $12.865
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.815    $13.297    $14.850
Accumulation Unit Value, End of Period                                         $13.297    $14.850    $15.946
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.840
Accumulation Unit Value, End of Period                                         $10.000     $9.840     $9.864
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.654    $13.814    $14.881
Accumulation Unit Value, End of Period                                         $13.814    $14.881    $16.331
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.926
Accumulation Unit Value, End of Period                                              --    $10.926    $11.482
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.698
Accumulation Unit Value, End of Period                                              --    $10.698    $12.090
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.036
Accumulation Unit Value, End of Period                                         $10.000    $11.036    $12.094
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.104    $13.543    $15.764
Accumulation Unit Value, End of Period                                         $13.543    $15.764    $17.415
Number of Units Outstanding, End of Period                                         578      1,134      1,116
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.258
Accumulation Unit Value, End of Period                                              --    $11.258    $12.356
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.575    $14.448    $19.240
Accumulation Unit Value, End of Period                                         $14.448    $19.240    $21.983
Number of Units Outstanding, End of Period                                           0          0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.













Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                             2003       2004    2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.704 $11.176
Accumulation Unit Value, End of Period                                              $10.704    $11.176 $10.834
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $12.215 $14.259
Accumulation Unit Value, End of Period                                              $12.215    $14.259 $15.755
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000     $9.983 $10.172
Accumulation Unit Value, End of Period                                               $9.983    $10.172 $10.165
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.308 $12.643
Accumulation Unit Value, End of Period                                              $11.308    $12.643 $13.483
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.215 $12.647
Accumulation Unit Value, End of Period                                              $11.215    $12.647 $12.835
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $11.390 $13.014
Accumulation Unit Value, End of Period                                              $11.390    $13.014 $14.553
Number of Units Outstanding, End of Period                                                0          0       0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $12.181 $14.796
Accumulation Unit Value, End of Period                                              $12.181    $14.796 $16.196
Number of Units Outstanding, End of Period                                                0          0       0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.774    $13.330 $14.422
Accumulation Unit Value, End of Period                                              $13.330    $14.422 $14.603
Number of Units Outstanding, End of Period                                                0          0       0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.194
Accumulation Unit Value, End of Period                                                   --    $11.194 $11.126
Number of Units Outstanding, End of Period                                               --          0       0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.509
Accumulation Unit Value, End of Period                                                   --    $10.509 $10.389
Number of Units Outstanding, End of Period                                               --          0       0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.426    $14.495 $17.545
Accumulation Unit Value, End of Period                                              $14.495    $17.545 $18.666
Number of Units Outstanding, End of Period                                                0          0       0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.211
Accumulation Unit Value, End of Period                                                   --    $10.211 $10.228
Number of Units Outstanding, End of Period                                               --          0       0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.353    $12.628 $13.912
Accumulation Unit Value, End of Period                                              $12.628    $13.912 $15.044
Number of Units Outstanding, End of Period                                                0          0       0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $13.236    $16.796 $20.488
Accumulation Unit Value, End of Period                                              $16.796    $20.488 $25.538
Number of Units Outstanding, End of Period                                                0          0       0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.542    $13.536 $15.692
Accumulation Unit Value, End of Period                                              $13.536    $15.692 $16.911
Number of Units Outstanding, End of Period                                                0          0       0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.895
Accumulation Unit Value, End of Period                                                   --    $10.895 $11.398
Number of Units Outstanding, End of Period                                               --          0       0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.347
Accumulation Unit Value, End of Period                                                   --    $10.347 $10.253
Number of Units Outstanding, End of Period                                               --          0       0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.880
Accumulation Unit Value, End of Period                                                   --    $10.880 $10.988
Number of Units Outstanding, End of Period                                               --          0       0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.127
Accumulation Unit Value, End of Period                                                   --    $11.127 $11.388
Number of Units Outstanding, End of Period                                               --          0       0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.110
Accumulation Unit Value, End of Period                                                   --    $11.110 $11.761
Number of Units Outstanding, End of Period                                               --          0       0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.974    $13.034 $13.998
Accumulation Unit Value, End of Period                                              $13.034    $13.998 $14.195
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.095    $12.248 $12.772
Accumulation Unit Value, End of Period                                              $12.248    $12.772 $13.100
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.095
Accumulation Unit Value, End of Period                                                   --    $10.095 $10.105
Number of Units Outstanding, End of Period                                               --          0       0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.746    $14.169 $16.475
Accumulation Unit Value, End of Period                                              $14.169    $16.475 $18.381
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.166    $12.898 $13.718
Accumulation Unit Value, End of Period                                              $12.898    $13.718 $13.687
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.429    $12.576 $13.425
Accumulation Unit Value, End of Period                                              $12.576    $13.425 $13.886
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.612    $14.596 $17.015
Accumulation Unit Value, End of Period                                              $14.596    $17.015 $18.260
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $12.202    $12.333 $14.407
Accumulation Unit Value, End of Period                                              $12.333    $14.407 $15.782
Number of Units Outstanding, End of Period                                                0          0       0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.421    $12.081 $12.813
Accumulation Unit Value, End of Period                                              $12.081    $12.813 $12.844
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.555    $12.375 $13.207
Accumulation Unit Value, End of Period                                              $12.375    $13.207 $13.819
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.186    $13.443 $14.609
Accumulation Unit Value, End of Period                                              $13.443    $14.609 $15.037
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $10.963    $11.251 $11.788
Accumulation Unit Value, End of Period                                              $11.251    $11.788 $13.052
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.373    $13.283 $14.362
Accumulation Unit Value, End of Period                                              $13.283    $14.362 $14.483
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.445    $10.394 $10.617
Accumulation Unit Value, End of Period                                              $10.394    $10.617 $10.630
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.426    $13.320 $15.139
Accumulation Unit Value, End of Period                                              $13.320    $15.139 $16.614
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.760    $12.931 $14.247
Accumulation Unit Value, End of Period                                              $12.931    $14.247 $15.163
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                         $9.891     $9.807  $9.656
Accumulation Unit Value, End of Period                                               $9.807     $9.656  $9.684
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.396    $13.434 $14.494
Accumulation Unit Value, End of Period                                              $13.434    $14.494 $15.596
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.756    $14.506 $16.378
Accumulation Unit Value, End of Period                                              $14.506    $16.378 $16.964
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.012    $13.035 $13.713
Accumulation Unit Value, End of Period                                              $13.035    $13.713 $14.086
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.415    $12.027 $12.729
Accumulation Unit Value, End of Period                                              $12.027    $12.729 $12.949
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.685    $13.993 $16.642
Accumulation Unit Value, End of Period                                              $13.993    $16.642 $17.675
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.467    $13.499 $15.660
Accumulation Unit Value, End of Period                                              $13.499    $15.660 $17.179
Number of Units Outstanding, End of Period                                                0          0       0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.585    $12.341 $12.678
Accumulation Unit Value, End of Period                                              $12.341    $12.678 $13.107
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.084
Accumulation Unit Value, End of Period                                                   --    $11.084 $12.047
Number of Units Outstanding, End of Period                                               --          0       0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.297
Accumulation Unit Value, End of Period                                                   --    $11.297 $11.505
Number of Units Outstanding, End of Period                                               --          0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.063    $11.683 $12.202
Accumulation Unit Value, End of Period                                              $11.683    $12.202 $12.847
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.814    $13.293 $14.838
Accumulation Unit Value, End of Period                                              $13.293    $14.838 $15.924
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.000  $9.835
Accumulation Unit Value, End of Period                                              $10.000     $9.835  $9.854
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.653    $13.809 $14.868
Accumulation Unit Value, End of Period                                              $13.809    $14.868 $16.309
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.922
Accumulation Unit Value, End of Period                                                   --    $10.922 $11.472
Number of Units Outstanding, End of Period                                               --          0       0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $10.694
Accumulation Unit Value, End of Period                                                   --    $10.694 $12.080
Number of Units Outstanding, End of Period                                               --          0       0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $10.000    $10.000 $11.030
Accumulation Unit Value, End of Period                                              $10.000    $11.030 $12.081
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --         --      --
Accumulation Unit Value, End of Period                                                   --         --      --
Number of Units Outstanding, End of Period                                               --         --      --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.103    $13.538 $15.751
Accumulation Unit Value, End of Period                                              $13.538    $15.751 $17.392
Number of Units Outstanding, End of Period                                                0          0       0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --    $10.000 $11.254
Accumulation Unit Value, End of Period                                                   --    $11.254 $12.345
Number of Units Outstanding, End of Period                                               --          0       0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.574    $14.443 $19.223
Accumulation Unit Value, End of Period                                              $14.443    $19.223 $21.953
Number of Units Outstanding, End of Period                                                0          0       0





(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor  Preferred  Contracts  with 5-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary  Protection  (Annual  Increase)  Option and the Earnings  Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.



For the Years Beginning January 1* and Ending December 31,                      2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.699    $11.160
Accumulation Unit Value, End of Period                                       $10.699    $11.160    $10.807
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.209    $14.237
Accumulation Unit Value, End of Period                                       $12.209    $14.237    $15.715
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000     $9.979    $10.157
Accumulation Unit Value, End of Period                                        $9.979    $10.157    $10.140
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.303    $12.624
Accumulation Unit Value, End of Period                                       $11.303    $12.624    $13.449
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.210    $12.628
Accumulation Unit Value, End of Period                                       $11.210    $12.628    $12.802
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.384    $12.994
Accumulation Unit Value, End of Period                                       $11.384    $12.994    $14.516
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.175    $14.774
Accumulation Unit Value, End of Period                                       $12.175    $14.774    $16.155
Number of Units Outstanding, End of Period                                         0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.762    $13.310    $14.385
Accumulation Unit Value, End of Period                                       $13.310    $14.385    $14.551
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.187
Accumulation Unit Value, End of Period                                            --    $11.187    $11.107
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.507
Accumulation Unit Value, End of Period                                            --    $10.507    $10.375
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.413    $14.473    $17.500
Accumulation Unit Value, End of Period                                       $14.473    $17.500    $18.600
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.204
Accumulation Unit Value, End of Period                                            --    $10.204    $10.211
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.342    $12.609    $13.876
Accumulation Unit Value, End of Period                                       $12.609    $13.876    $14.991
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.222    $16.771    $20.437
Accumulation Unit Value, End of Period                                       $16.771    $20.437    $25.447
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.530    $13.515    $15.653
Accumulation Unit Value, End of Period                                       $13.515    $15.653    $16.851
Number of Units Outstanding, End of Period                                         0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.893
Accumulation Unit Value, End of Period                                            --    $10.893    $11.384
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.344
Accumulation Unit Value, End of Period                                            --    $10.344    $10.240
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.877
Accumulation Unit Value, End of Period                                            --    $10.877    $10.974
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.125
Accumulation Unit Value, End of Period                                            --    $11.125    $11.373
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.108
Accumulation Unit Value, End of Period                                            --    $11.108    $11.746
Number of Units Outstanding, End of Period                                        --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.962    $13.015    $13.962
Accumulation Unit Value, End of Period                                       $13.015    $13.962    $14.144
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.093    $12.239    $12.750
Accumulation Unit Value, End of Period                                       $12.239    $12.750    $13.065
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.092
Accumulation Unit Value, End of Period                                            --    $10.092    $10.092
Number of Units Outstanding, End of Period                                        --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.734    $14.147    $16.433
Accumulation Unit Value, End of Period                                       $14.147    $16.433    $18.316
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.154    $12.879    $13.683
Accumulation Unit Value, End of Period                                       $12.879    $13.683    $13.638
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.417    $12.557    $13.391
Accumulation Unit Value, End of Period                                       $12.557    $13.391    $13.837
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.599    $14.574    $16.972
Accumulation Unit Value, End of Period                                       $14.574    $16.972    $18.195
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.189    $12.315    $14.371
Accumulation Unit Value, End of Period                                       $12.315    $14.371    $15.726
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.409    $12.063    $12.781
Accumulation Unit Value, End of Period                                       $12.063    $12.781    $12.798
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.543    $12.356    $13.173
Accumulation Unit Value, End of Period                                       $12.356    $13.173    $13.770
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.174    $13.422    $14.572
Accumulation Unit Value, End of Period                                       $13.422    $14.572    $14.984
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.952    $11.233    $11.758
Accumulation Unit Value, End of Period                                       $11.233    $11.758    $13.006
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.360    $13.263    $14.326
Accumulation Unit Value, End of Period                                       $13.263    $14.326    $14.432
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.434    $10.378    $10.590
Accumulation Unit Value, End of Period                                       $10.378    $10.590    $10.593
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.414    $13.300    $15.100
Accumulation Unit Value, End of Period                                       $13.300    $15.100    $16.555
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.748    $12.912    $14.211
Accumulation Unit Value, End of Period                                       $12.912    $14.211    $15.109
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.881     $9.792     $9.631
Accumulation Unit Value, End of Period                                        $9.792     $9.631     $9.649
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.383    $13.413    $14.457
Accumulation Unit Value, End of Period                                       $13.413    $14.457    $15.540
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.743    $14.484    $16.336
Accumulation Unit Value, End of Period                                       $14.484    $16.336    $16.904
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.000    $13.015    $13.679
Accumulation Unit Value, End of Period                                       $13.015    $13.679    $14.036
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.403    $12.009    $12.697
Accumulation Unit Value, End of Period                                       $12.009    $12.697    $12.903
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.672    $13.971    $16.600
Accumulation Unit Value, End of Period                                       $13.971    $16.600    $17.612
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.455    $13.479    $15.621
Accumulation Unit Value, End of Period                                       $13.479    $15.621    $17.118
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.573    $12.322    $12.646
Accumulation Unit Value, End of Period                                       $12.322    $12.646    $13.060
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.077
Accumulation Unit Value, End of Period                                            --    $11.077    $12.027
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.289
Accumulation Unit Value, End of Period                                            --    $11.289    $11.485
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.051    $11.666    $12.171
Accumulation Unit Value, End of Period                                       $11.666    $12.171    $12.802
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.801    $13.273    $14.800
Accumulation Unit Value, End of Period                                       $13.273    $14.800    $15.867
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000     $9.825
Accumulation Unit Value, End of Period                                       $10.000     $9.825     $9.834
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.640    $13.788    $14.831
Accumulation Unit Value, End of Period                                       $13.788    $14.831    $16.251
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.915
Accumulation Unit Value, End of Period                                            --    $10.915    $11.452
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.687
Accumulation Unit Value, End of Period                                            --    $10.687    $12.059
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000    $11.019
Accumulation Unit Value, End of Period                                       $10.000    $11.019    $12.057
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.101    $13.529    $15.724
Accumulation Unit Value, End of Period                                       $13.529    $15.724    $17.345
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.246
Accumulation Unit Value, End of Period                                            --    $11.246    $12.324
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.561    $14.421    $19.174
Accumulation Unit Value, End of Period                                       $14.421    $19.174    $21.875
Number of Units Outstanding, End of Period                                         0          0          0


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate Advisor Preferred Contracts with 5-Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                      2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.696    $11.151
Accumulation Unit Value, End of Period                                       $10.696    $11.151    $10.793
Number of Units Outstanding, End of Period                                     8,565     10,744     11,969
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.206    $14.227
Accumulation Unit Value, End of Period                                       $12.206    $14.227    $15.695
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000     $9.976    $10.149
Accumulation Unit Value, End of Period                                        $9.976    $10.149    $10.127
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.300    $12.614
Accumulation Unit Value, End of Period                                       $11.300    $12.614    $13.432
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.207    $12.619
Accumulation Unit Value, End of Period                                       $11.207    $12.619    $12.786
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.382    $12.985
Accumulation Unit Value, End of Period                                       $11.382    $12.985    $14.498
Number of Units Outstanding, End of Period                                         0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.172    $14.763
Accumulation Unit Value, End of Period                                       $12.172    $14.763    $16.135
Number of Units Outstanding, End of Period                                         0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.770    $13.316    $14.385
Accumulation Unit Value, End of Period                                       $13.316    $14.385    $14.543
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.183
Accumulation Unit Value, End of Period                                            --    $11.183    $11.097
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.505
Accumulation Unit Value, End of Period                                            --    $10.505    $10.369
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.422    $14.480    $17.500
Accumulation Unit Value, End of Period                                       $14.480    $17.500    $18.590
Number of Units Outstanding, End of Period                                     4,383      8,918      8,662
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.200
Accumulation Unit Value, End of Period                                            --    $10.200    $10.202
Number of Units Outstanding, End of Period                                        --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.350    $12.615    $13.876
Accumulation Unit Value, End of Period                                       $12.615    $13.876    $14.983
Number of Units Outstanding, End of Period                                     7,363      8,785      8,529
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.232    $16.779    $20.436
Accumulation Unit Value, End of Period                                       $16.779    $20.436    $25.434
Number of Units Outstanding, End of Period                                         0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.538    $13.522    $15.652
Accumulation Unit Value, End of Period                                       $13.522    $15.652    $16.842
Number of Units Outstanding, End of Period                                     9,103     10,128      9,541
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.891
Accumulation Unit Value, End of Period                                            --    $10.891    $11.376
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.343
Accumulation Unit Value, End of Period                                            --    $10.343    $10.234
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.875
Accumulation Unit Value, End of Period                                            --    $10.875    $10.967
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.123
Accumulation Unit Value, End of Period                                            --    $11.123    $11.366
Number of Units Outstanding, End of Period                                        --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.106
Accumulation Unit Value, End of Period                                            --    $11.106    $11.739
Number of Units Outstanding, End of Period                                        --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.971    $13.021    $13.962
Accumulation Unit Value, End of Period                                       $13.021    $13.962    $14.137
Number of Units Outstanding, End of Period                                     1,299      4,315      4,360
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.091    $12.235    $12.739
Accumulation Unit Value, End of Period                                       $12.235    $12.739    $13.047
Number of Units Outstanding, End of Period                                     1,392      4,709      4,956
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.091
Accumulation Unit Value, End of Period                                            --    $10.091    $10.085
Number of Units Outstanding, End of Period                                        --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.742    $14.154    $16.433
Accumulation Unit Value, End of Period                                       $14.154    $16.433    $18.306
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.162    $12.885    $13.683
Accumulation Unit Value, End of Period                                       $12.885    $13.683    $13.631
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.425    $12.563    $13.391
Accumulation Unit Value, End of Period                                       $12.563    $13.391    $13.829
Number of Units Outstanding, End of Period                                     2,281      2,377      2,437
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.608    $14.581    $16.971
Accumulation Unit Value, End of Period                                       $14.581    $16.971    $18.186
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.198    $12.321    $14.371
Accumulation Unit Value, End of Period                                       $12.321    $14.371    $15.718
Number of Units Outstanding, End of Period                                         0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.418    $12.069    $12.780
Accumulation Unit Value, End of Period                                       $12.069    $12.780    $12.792
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.551    $12.362    $13.173
Accumulation Unit Value, End of Period                                       $12.362    $13.173    $13.763
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.182    $13.429    $14.572
Accumulation Unit Value, End of Period                                       $13.429    $14.572    $14.976
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.960    $11.239    $11.758
Accumulation Unit Value, End of Period                                       $11.239    $11.758    $12.999
Number of Units Outstanding, End of Period                                     6,602      5,144      4,846
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.369    $13.270    $14.325
Accumulation Unit Value, End of Period                                       $13.270    $14.325    $14.424
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.441    $10.383    $10.590
Accumulation Unit Value, End of Period                                       $10.383    $10.590    $10.587
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.423    $13.307    $15.100
Accumulation Unit Value, End of Period                                       $13.307    $15.100    $16.546
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.757    $12.918    $14.211
Accumulation Unit Value, End of Period                                       $12.918    $14.211    $15.101
Number of Units Outstanding, End of Period                                     9,431     10,974     10,888
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.888     $9.797     $9.631
Accumulation Unit Value, End of Period                                        $9.797     $9.631     $9.644
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.392    $13.420    $14.457
Accumulation Unit Value, End of Period                                       $13.420    $14.457    $15.532
Number of Units Outstanding, End of Period                                     4,239      4,406      4,368
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.752    $14.491    $16.336
Accumulation Unit Value, End of Period                                       $14.491    $16.336    $16.895
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.008    $13.021    $13.678
Accumulation Unit Value, End of Period                                       $13.021    $13.678    $14.029
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.411    $12.015    $12.697
Accumulation Unit Value, End of Period                                       $12.015    $12.697    $12.896
Number of Units Outstanding, End of Period                                     9,910     11,853     12,379
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.681    $13.978    $16.600
Accumulation Unit Value, End of Period                                       $13.978    $16.600    $17.603
Number of Units Outstanding, End of Period                                         0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.464    $13.485    $15.620
Accumulation Unit Value, End of Period                                       $13.485    $15.620    $17.109
Number of Units Outstanding, End of Period                                     2,110      2,038      1,983
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.581    $12.328    $12.645
Accumulation Unit Value, End of Period                                       $12.328    $12.645    $13.054
Number of Units Outstanding, End of Period                                     7,341      9,534      9,849
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.073
Accumulation Unit Value, End of Period                                            --    $11.073    $12.017
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.285
Accumulation Unit Value, End of Period                                            --    $11.285    $11.475
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.059    $11.671    $12.171
Accumulation Unit Value, End of Period                                       $11.671    $12.171    $12.795
Number of Units Outstanding, End of Period                                    10,206     12,637     12,557
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.810    $13.279    $14.800
Accumulation Unit Value, End of Period                                       $13.279    $14.800    $15.859
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000     $9.820
Accumulation Unit Value, End of Period                                       $10.000     $9.820     $9.824
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.649    $13.795    $14.830
Accumulation Unit Value, End of Period                                       $13.795    $14.830    $16.242
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.911
Accumulation Unit Value, End of Period                                            --    $10.911    $11.443
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $10.683
Accumulation Unit Value, End of Period                                            --    $10.683    $12.049
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000    $11.013
Accumulation Unit Value, End of Period                                       $10.000    $11.013    $12.044
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --         --
Accumulation Unit Value, End of Period                                            --         --         --
Number of Units Outstanding, End of Period                                        --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.099    $13.524    $15.711
Accumulation Unit Value, End of Period                                       $13.524    $15.711    $17.321
Number of Units Outstanding, End of Period                                         0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000    $11.242
Accumulation Unit Value, End of Period                                            --    $11.242    $12.314
Number of Units Outstanding, End of Period                                        --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.570    $14.429    $19.174
Accumulation Unit Value, End of Period                                       $14.429    $19.174    $21.864
Number of Units Outstanding, End of Period                                     3,123      5,063      4,532




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate Advisor Preferred Contracts with 3-Year Withdrawal Charge Option

Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.70% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003       2004     2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.719  $11.227
Accumulation Unit Value, End of Period                                           $10.719    $11.227  $10.916
Number of Units Outstanding, End of Period                                             0      2,540    7,002
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.232  $14.323
Accumulation Unit Value, End of Period                                           $12.232    $14.323  $15.874
Number of Units Outstanding, End of Period                                             0        654      653
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000     $9.998  $10.218
Accumulation Unit Value, End of Period                                            $9.998    $10.218  $10.242
Number of Units Outstanding, End of Period                                             0     13,264   13,836
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.325  $12.700
Accumulation Unit Value, End of Period                                           $11.325    $12.700  $13.585
Number of Units Outstanding, End of Period                                             0     12,858   24,750
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.231  $12.704
Accumulation Unit Value, End of Period                                           $11.231    $12.704  $12.932
Number of Units Outstanding, End of Period                                             0      6,236   10,428
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.406  $13.072
Accumulation Unit Value, End of Period                                           $11.406    $13.072  $14.663
Number of Units Outstanding, End of Period                                             0        477      818
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.198  $14.863
Accumulation Unit Value, End of Period                                           $12.198    $14.863  $16.318
Number of Units Outstanding, End of Period                                             0      3,591   10,278
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.801    $13.380  $14.520
Accumulation Unit Value, End of Period                                           $13.380    $14.520  $14.747
Number of Units Outstanding, End of Period                                           991     42,780   62,375
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.217
Accumulation Unit Value, End of Period                                                --    $11.217  $11.183
Number of Units Outstanding, End of Period                                            --     17,990  139,639
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.517
Accumulation Unit Value, End of Period                                                --    $10.517  $10.428
Number of Units Outstanding, End of Period                                            --      3,701   29,981
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.454    $14.549  $17.664
Accumulation Unit Value, End of Period                                           $14.549    $17.664  $18.850
Number of Units Outstanding, End of Period                                           598     10,102   20,512
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.232
Accumulation Unit Value, End of Period                                                --    $10.232  $10.280
Number of Units Outstanding, End of Period                                            --     13,029   29,877
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.379    $12.675  $14.006
Accumulation Unit Value, End of Period                                           $12.675    $14.006  $15.193
Number of Units Outstanding, End of Period                                         1,677     33,808   85,086
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.266    $16.859  $20.628
Accumulation Unit Value, End of Period                                           $16.859    $20.628  $25.790
Number of Units Outstanding, End of Period                                             0      1,501   12,066
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.568    $13.586  $15.799
Accumulation Unit Value, End of Period                                           $13.586    $15.799  $17.078
Number of Units Outstanding, End of Period                                           319      2,803   38,136
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.904
Accumulation Unit Value, End of Period                                                --    $10.904  $11.442
Number of Units Outstanding, End of Period                                            --          0    6,755
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.355
Accumulation Unit Value, End of Period                                                --    $10.355  $10.292
Number of Units Outstanding, End of Period                                            --      1,959   12,315
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.888
Accumulation Unit Value, End of Period                                                --    $10.888  $11.029
Number of Units Outstanding, End of Period                                            --          0   17,472
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.136
Accumulation Unit Value, End of Period                                                --    $11.136  $11.431
Number of Units Outstanding, End of Period                                            --          0   11,800
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.119
Accumulation Unit Value, End of Period                                                --    $11.119  $11.806
Number of Units Outstanding, End of Period                                            --          0   23,888
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.002    $13.083  $14.093
Accumulation Unit Value, End of Period                                           $13.083    $14.093  $14.335
Number of Units Outstanding, End of Period                                             0     22,504   25,016
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.102    $12.273  $12.837
Accumulation Unit Value, End of Period                                           $12.273    $12.837  $13.208
Number of Units Outstanding, End of Period                                           674     22,770   42,494
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.102
Accumulation Unit Value, End of Period                                                --    $10.102  $10.143
Number of Units Outstanding, End of Period                                            --      6,378   18,035
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.773    $14.222  $16.587
Accumulation Unit Value, End of Period                                           $14.222    $16.587  $18.563
Number of Units Outstanding, End of Period                                             0      3,168    8,939
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.194    $12.946  $13.811
Accumulation Unit Value, End of Period                                           $12.946    $13.811  $13.822
Number of Units Outstanding, End of Period                                         1,267     25,954   42,950
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.455    $12.623  $13.517
Accumulation Unit Value, End of Period                                           $12.623    $13.517  $14.023
Number of Units Outstanding, End of Period                                           679     48,141   69,759
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.641    $14.650  $17.130
Accumulation Unit Value, End of Period                                           $14.650    $17.130  $18.440
Number of Units Outstanding, End of Period                                           896      5,602   15,145
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $12.230    $12.379  $14.505
Accumulation Unit Value, End of Period                                           $12.379    $14.505  $15.938
Number of Units Outstanding, End of Period                                             0      7,816   15,840
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.447    $12.126  $12.900
Accumulation Unit Value, End of Period                                           $12.126    $12.900  $12.971
Number of Units Outstanding, End of Period                                         1,687     43,287   72,311
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.582    $12.421  $13.297
Accumulation Unit Value, End of Period                                           $12.421    $13.297  $13.956
Number of Units Outstanding, End of Period                                             0        302    1,647
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.214    $13.493  $14.709
Accumulation Unit Value, End of Period                                           $13.493    $14.709  $15.186
Number of Units Outstanding, End of Period                                           619      4,713    9,015
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $10.988    $11.292  $11.868
Accumulation Unit Value, End of Period                                           $11.292    $11.868  $13.181
Number of Units Outstanding, End of Period                                             0          0        0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.401    $13.333  $14.460
Accumulation Unit Value, End of Period                                           $13.333    $14.460  $14.626
Number of Units Outstanding, End of Period                                           619      9,737   11,505
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.469    $10.433  $10.689
Accumulation Unit Value, End of Period                                           $10.433    $10.689  $10.736
Number of Units Outstanding, End of Period                                           735     13,707   25,723
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.452    $13.370  $15.242
Accumulation Unit Value, End of Period                                           $13.370    $15.242  $16.778
Number of Units Outstanding, End of Period                                             0      1,136    4,504
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.787    $12.980  $14.344
Accumulation Unit Value, End of Period                                           $12.980    $14.344  $15.313
Number of Units Outstanding, End of Period                                             0          0    1,396
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.914     $9.844   $9.721
Accumulation Unit Value, End of Period                                            $9.844     $9.721   $9.779
Number of Units Outstanding, End of Period                                             0     34,385   97,854
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.425    $13.484  $14.592
Accumulation Unit Value, End of Period                                           $13.484    $14.592  $15.750
Number of Units Outstanding, End of Period                                             0      1,969    1,019
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.786    $14.560  $16.489
Accumulation Unit Value, End of Period                                           $14.560    $16.489  $17.132
Number of Units Outstanding, End of Period                                             0        770    4,837
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.040    $13.083  $13.807
Accumulation Unit Value, End of Period                                           $13.083    $13.807  $14.225
Number of Units Outstanding, End of Period                                             0      1,426      173
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.441    $12.072  $12.816
Accumulation Unit Value, End of Period                                           $12.072    $12.816  $13.077
Number of Units Outstanding, End of Period                                             0     15,875   17,640
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.714    $14.045  $16.755
Accumulation Unit Value, End of Period                                           $14.045    $16.755  $17.849
Number of Units Outstanding, End of Period                                             0      5,051    4,550
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.496    $13.549  $15.767
Accumulation Unit Value, End of Period                                           $13.549    $15.767  $17.349
Number of Units Outstanding, End of Period                                           612        626      589
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.611    $12.387  $12.764
Accumulation Unit Value, End of Period                                           $12.387    $12.764  $13.237
Number of Units Outstanding, End of Period                                           675      4,256    4,835
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.107
Accumulation Unit Value, End of Period                                                --    $11.107  $12.109
Number of Units Outstanding, End of Period                                            --      2,029    1,705
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.320
Accumulation Unit Value, End of Period                                                --    $11.320  $11.563
Number of Units Outstanding, End of Period                                            --      3,935   43,047
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.088    $11.727  $12.285
Accumulation Unit Value, End of Period                                           $11.727    $12.285  $12.974
Number of Units Outstanding, End of Period                                             0      4,359    4,720
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.841    $13.342  $14.938
Accumulation Unit Value, End of Period                                           $13.342    $14.938  $16.081
Number of Units Outstanding, End of Period                                             0      4,755    8,624
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000   $9.865
Accumulation Unit Value, End of Period                                           $10.000     $9.865   $9.914
Number of Units Outstanding, End of Period                                             0     45,213   55,660
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.682    $13.861  $14.969
Accumulation Unit Value, End of Period                                           $13.861    $14.969  $16.470
Number of Units Outstanding, End of Period                                             0     11,768   13,983
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.944
Accumulation Unit Value, End of Period                                                --    $10.944  $11.531
Number of Units Outstanding, End of Period                                            --        475    3,930
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $10.716
Accumulation Unit Value, End of Period                                                --    $10.716  $12.142
Number of Units Outstanding, End of Period                                            --          0      407
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000  $11.064
Accumulation Unit Value, End of Period                                           $10.000    $11.064  $12.155
Number of Units Outstanding, End of Period                                             0          0    4,568
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --         --       --
Accumulation Unit Value, End of Period                                                --         --       --
Number of Units Outstanding, End of Period                                            --         --       --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.110    $13.566  $15.831
Accumulation Unit Value, End of Period                                           $13.566    $15.831  $17.534
Number of Units Outstanding, End of Period                                             0        571      533
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000  $11.277
Accumulation Unit Value, End of Period                                                --    $11.277  $12.408
Number of Units Outstanding, End of Period                                            --     15,169   17,908
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.603    $14.497  $19.354
Accumulation Unit Value, End of Period                                           $14.497    $19.354  $22.170
Number of Units Outstanding, End of Period                                           873     22,232   27,666



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.75% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003     2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.717    $11.218
Accumulation Unit Value, End of Period                                         $10.717  $11.218    $10.902
Number of Units Outstanding, End of Period                                       1,374    1,576      1,662
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $12.229    $14.312
Accumulation Unit Value, End of Period                                         $12.229  $14.312    $15.854
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000   $9.995    $10.210
Accumulation Unit Value, End of Period                                          $9.995  $10.210    $10.229
Number of Units Outstanding, End of Period                                       1,422    1,689      1,801
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.322    $12.690
Accumulation Unit Value, End of Period                                         $11.322  $12.690    $13.568
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.228    $12.694
Accumulation Unit Value, End of Period                                         $11.228  $12.694    $12.915
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.403    $13.063
Accumulation Unit Value, End of Period                                         $11.403  $13.063    $14.644
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $12.195    $14.852
Accumulation Unit Value, End of Period                                         $12.195  $14.852    $16.298
Number of Units Outstanding, End of Period                                           0        0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.793  $13.368    $14.500
Accumulation Unit Value, End of Period                                         $13.368  $14.500    $14.719
Number of Units Outstanding, End of Period                                           0    7,430      7,542
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.214
Accumulation Unit Value, End of Period                                              --  $11.214    $11.173
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.516
Accumulation Unit Value, End of Period                                              --  $10.516    $10.422
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.446  $14.536    $17.639
Accumulation Unit Value, End of Period                                         $14.536  $17.639    $18.814
Number of Units Outstanding, End of Period                                       1,032    7,113      6,868
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.228
Accumulation Unit Value, End of Period                                              --  $10.228    $10.272
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.372  $12.663    $13.986
Accumulation Unit Value, End of Period                                         $12.663  $13.986    $15.164
Number of Units Outstanding, End of Period                                       1,168   16,677     15,877
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.258  $16.844    $20.599
Accumulation Unit Value, End of Period                                         $16.844  $20.599    $25.741
Number of Units Outstanding, End of Period                                           0        0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.561  $13.574    $15.777
Accumulation Unit Value, End of Period                                         $13.574  $15.777    $17.045
Number of Units Outstanding, End of Period                                       1,115    1,145      1,111
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.902
Accumulation Unit Value, End of Period                                              --  $10.902    $11.435
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.353
Accumulation Unit Value, End of Period                                              --  $10.353    $10.286
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.886
Accumulation Unit Value, End of Period                                              --  $10.886    $11.022
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.134
Accumulation Unit Value, End of Period                                              --  $11.134    $11.424
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.117
Accumulation Unit Value, End of Period                                              --  $11.117    $11.799
Number of Units Outstanding, End of Period                                          --        0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.994  $13.071    $14.073
Accumulation Unit Value, End of Period                                         $13.071  $14.073    $14.307
Number of Units Outstanding, End of Period                                       1,122    8,913      9,042
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.101  $12.268    $12.826
Accumulation Unit Value, End of Period                                         $12.268  $12.826    $13.190
Number of Units Outstanding, End of Period                                           0    8,399      8,416
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.101
Accumulation Unit Value, End of Period                                              --  $10.101    $10.137
Number of Units Outstanding, End of Period                                          --        0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.765  $14.209    $16.564
Accumulation Unit Value, End of Period                                         $14.209  $16.564    $18.527
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.186  $12.935    $13.792
Accumulation Unit Value, End of Period                                         $12.935  $13.792    $13.796
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.447  $12.611    $13.498
Accumulation Unit Value, End of Period                                         $12.611  $13.498    $13.997
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.633  $14.637    $17.106
Accumulation Unit Value, End of Period                                         $14.637  $17.106    $18.405
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.222  $12.368    $14.485
Accumulation Unit Value, End of Period                                         $12.368  $14.485    $15.907
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.440  $12.115    $12.882
Accumulation Unit Value, End of Period                                         $12.115  $12.882    $12.946
Number of Units Outstanding, End of Period                                           0    8,363      8,575
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.574  $12.410    $13.278
Accumulation Unit Value, End of Period                                         $12.410  $13.278    $13.929
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.206  $13.481    $14.688
Accumulation Unit Value, End of Period                                         $13.481  $14.688    $15.157
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.981  $11.282    $11.852
Accumulation Unit Value, End of Period                                         $11.282  $11.852    $13.156
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.393  $13.321    $14.440
Accumulation Unit Value, End of Period                                         $13.321  $14.440    $14.599
Number of Units Outstanding, End of Period                                           0    7,461      7,604
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.462  $10.424    $10.674
Accumulation Unit Value, End of Period                                         $10.424  $10.674    $10.715
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.445  $13.358    $15.220
Accumulation Unit Value, End of Period                                         $13.358  $15.220    $16.746
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.779  $12.968    $14.324
Accumulation Unit Value, End of Period                                         $12.968  $14.324    $15.284
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.907   $9.835     $9.708
Accumulation Unit Value, End of Period                                          $9.835   $9.708     $9.761
Number of Units Outstanding, End of Period                                           0   11,098     11,373
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.417  $13.472    $14.572
Accumulation Unit Value, End of Period                                         $13.472  $14.572    $15.720
Number of Units Outstanding, End of Period                                       1,065    1,232      1,164
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.777  $14.547    $16.466
Accumulation Unit Value, End of Period                                         $14.547  $16.466    $17.099
Number of Units Outstanding, End of Period                                           0    6,543      6,492
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.032  $13.072    $13.787
Accumulation Unit Value, End of Period                                         $13.072  $13.787    $14.198
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.433  $12.061    $12.798
Accumulation Unit Value, End of Period                                         $12.061  $12.798    $13.052
Number of Units Outstanding, End of Period                                       1,221    1,371      1,401
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.706  $14.032    $16.732
Accumulation Unit Value, End of Period                                         $14.032  $16.732    $17.815
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.488  $13.537    $15.745
Accumulation Unit Value, End of Period                                         $13.537  $15.745    $17.316
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.604  $12.376    $12.746
Accumulation Unit Value, End of Period                                         $12.376  $12.746    $13.211
Number of Units Outstanding, End of Period                                       1,170    1,386      1,363
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.103
Accumulation Unit Value, End of Period                                              --  $11.103    $12.099
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.316
Accumulation Unit Value, End of Period                                              --  $11.316    $11.554
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.081  $11.716    $12.268
Accumulation Unit Value, End of Period                                         $11.716  $12.268    $12.949
Number of Units Outstanding, End of Period                                       1,223    1,446      1,399
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.833  $13.330    $14.917
Accumulation Unit Value, End of Period                                         $13.330  $14.917    $16.051
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.000     $9.860
Accumulation Unit Value, End of Period                                         $10.000   $9.860     $9.904
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.674  $13.848    $14.948
Accumulation Unit Value, End of Period                                         $13.848  $14.948    $16.438
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.941
Accumulation Unit Value, End of Period                                              --  $10.941    $11.521
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.712
Accumulation Unit Value, End of Period                                              --  $10.712    $12.131
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.000    $11.058
Accumulation Unit Value, End of Period                                         $10.000  $11.058    $12.143
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.109  $13.561    $15.818
Accumulation Unit Value, End of Period                                         $13.561  $15.818    $17.510
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.273
Accumulation Unit Value, End of Period                                              --  $11.273    $12.398
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.594  $14.484    $19.327
Accumulation Unit Value, End of Period                                         $14.484  $19.327    $22.128
Number of Units Outstanding, End of Period                                           0        0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.714    $11.210
Accumulation Unit Value, End of Period                                           $10.714    $11.210    $10.889
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.226    $14.301
Accumulation Unit Value, End of Period                                           $12.226    $14.301    $15.834
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000     $9.993    $10.202
Accumulation Unit Value, End of Period                                            $9.993    $10.202    $10.216
Number of Units Outstanding, End of Period                                           340      1,481      1,519
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.319    $12.681
Accumulation Unit Value, End of Period                                           $11.319    $12.681    $13.551
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.225    $12.685
Accumulation Unit Value, End of Period                                           $11.225    $12.685    $12.899
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.400    $13.053
Accumulation Unit Value, End of Period                                           $11.400    $13.053    $14.626
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.193    $14.841
Accumulation Unit Value, End of Period                                           $12.193    $14.841    $16.277
Number of Units Outstanding, End of Period                                             0        625        563
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.789    $13.359    $14.483
Accumulation Unit Value, End of Period                                           $13.359    $14.483    $14.695
Number of Units Outstanding, End of Period                                             0      5,317      9,267
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.210
Accumulation Unit Value, End of Period                                                --    $11.210    $11.164
Number of Units Outstanding, End of Period                                            --        955      4,686
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.515
Accumulation Unit Value, End of Period                                                --    $10.515    $10.415
Number of Units Outstanding, End of Period                                            --          0        470
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.441    $14.527    $17.619
Accumulation Unit Value, End of Period                                           $14.527    $17.619    $18.784
Number of Units Outstanding, End of Period                                           225      1,261      2,233
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.225
Accumulation Unit Value, End of Period                                                --    $10.225    $10.263
Number of Units Outstanding, End of Period                                            --        257        259
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.368    $12.656    $13.971
Accumulation Unit Value, End of Period                                           $12.656    $13.971    $15.139
Number of Units Outstanding, End of Period                                           292      9,233     10,795
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.253    $16.833    $20.576
Accumulation Unit Value, End of Period                                           $16.833    $20.576    $25.699
Number of Units Outstanding, End of Period                                             0          0        192
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.556    $13.565    $15.759
Accumulation Unit Value, End of Period                                           $13.565    $15.759    $17.017
Number of Units Outstanding, End of Period                                             0        107      1,795
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.901
Accumulation Unit Value, End of Period                                                --    $10.901    $11.427
Number of Units Outstanding, End of Period                                            --          0      2,791
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.352
Accumulation Unit Value, End of Period                                                --    $10.352    $10.279
Number of Units Outstanding, End of Period                                            --          0        237
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.885
Accumulation Unit Value, End of Period                                                --    $10.885    $11.015
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.133
Accumulation Unit Value, End of Period                                                --    $11.133    $11.417
Number of Units Outstanding, End of Period                                            --          0        903
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.116
Accumulation Unit Value, End of Period                                                --    $11.116    $11.791
Number of Units Outstanding, End of Period                                            --          0      1,093
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.989    $13.063    $14.057
Accumulation Unit Value, End of Period                                           $13.063    $14.057    $14.284
Number of Units Outstanding, End of Period                                           263      5,676      6,010
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.100    $12.264    $12.815
Accumulation Unit Value, End of Period                                           $12.264    $12.815    $13.172
Number of Units Outstanding, End of Period                                             0      2,806      7,249
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.100
Accumulation Unit Value, End of Period                                                --    $10.100    $10.130
Number of Units Outstanding, End of Period                                            --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.761    $14.200    $16.545
Accumulation Unit Value, End of Period                                           $14.200    $16.545    $18.497
Number of Units Outstanding, End of Period                                            56      2,278      2,806
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.182    $12.927    $13.776
Accumulation Unit Value, End of Period                                           $12.927    $13.776    $13.773
Number of Units Outstanding, End of Period                                             0      2,133      2,146
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.443    $12.604    $13.482
Accumulation Unit Value, End of Period                                           $12.604    $13.482    $13.974
Number of Units Outstanding, End of Period                                             0      3,738      9,014
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.628    $14.628    $17.087
Accumulation Unit Value, End of Period                                           $14.628    $17.087    $18.375
Number of Units Outstanding, End of Period                                             0          0      1,193
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $12.217    $12.361    $14.469
Accumulation Unit Value, End of Period                                           $12.361    $14.469    $15.881
Number of Units Outstanding, End of Period                                             0          0      1,536
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.435    $12.108    $12.868
Accumulation Unit Value, End of Period                                           $12.108    $12.868    $12.925
Number of Units Outstanding, End of Period                                            21      9,537     10,315
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.570    $12.402    $13.263
Accumulation Unit Value, End of Period                                           $12.402    $13.263    $13.906
Number of Units Outstanding, End of Period                                           199        433        429
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.201    $13.472    $14.671
Accumulation Unit Value, End of Period                                           $13.472    $14.671    $15.132
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $10.977    $11.275    $11.838
Accumulation Unit Value, End of Period                                           $11.275    $11.838    $13.135
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.388    $13.312    $14.423
Accumulation Unit Value, End of Period                                           $13.312    $14.423    $14.575
Number of Units Outstanding, End of Period                                             0        742        741
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.458    $10.417    $10.662
Accumulation Unit Value, End of Period                                           $10.417    $10.662    $10.697
Number of Units Outstanding, End of Period                                             0      1,136      1,142
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.441    $13.350    $15.203
Accumulation Unit Value, End of Period                                           $13.350    $15.203    $16.719
Number of Units Outstanding, End of Period                                             0          0        218
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.775    $12.960    $14.308
Accumulation Unit Value, End of Period                                           $12.960    $14.308    $15.259
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.904     $9.829     $9.697
Accumulation Unit Value, End of Period                                            $9.829     $9.697     $9.745
Number of Units Outstanding, End of Period                                             0      8,399      8,948
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.412    $13.463    $14.556
Accumulation Unit Value, End of Period                                           $13.463    $14.556    $15.694
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.772    $14.538    $16.447
Accumulation Unit Value, End of Period                                           $14.538    $16.447    $17.071
Number of Units Outstanding, End of Period                                             0        588        597
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.027    $13.064    $13.772
Accumulation Unit Value, End of Period                                           $13.064    $13.772    $14.175
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.429    $12.054    $12.784
Accumulation Unit Value, End of Period                                           $12.054    $12.784    $13.031
Number of Units Outstanding, End of Period                                             0        316        315
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.701    $14.023    $16.713
Accumulation Unit Value, End of Period                                           $14.023    $16.713    $17.786
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.483    $13.529    $15.727
Accumulation Unit Value, End of Period                                           $13.529    $15.727    $17.288
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.599    $12.368    $12.732
Accumulation Unit Value, End of Period                                           $12.368    $12.732    $13.190
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.100
Accumulation Unit Value, End of Period                                                --    $11.100    $12.088
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.312
Accumulation Unit Value, End of Period                                                --    $11.312    $11.544
Number of Units Outstanding, End of Period                                            --        714      6,069
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.077    $11.709    $12.254
Accumulation Unit Value, End of Period                                           $11.709    $12.254    $12.928
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.828    $13.322    $14.901
Accumulation Unit Value, End of Period                                           $13.322    $14.901    $16.024
Number of Units Outstanding, End of Period                                             0          0      1,774
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000     $9.855
Accumulation Unit Value, End of Period                                           $10.000     $9.855     $9.894
Number of Units Outstanding, End of Period                                             0      3,378      3,641
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.669    $13.840    $14.932
Accumulation Unit Value, End of Period                                           $13.840    $14.932    $16.411
Number of Units Outstanding, End of Period                                             0      1,974      1,775
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.937
Accumulation Unit Value, End of Period                                                --    $10.937    $11.511
Number of Units Outstanding, End of Period                                            --          0      2,229
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.709
Accumulation Unit Value, End of Period                                                --    $10.709    $12.121
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000    $11.052
Accumulation Unit Value, End of Period                                           $10.000    $11.052    $12.131
Number of Units Outstanding, End of Period                                             0          0        246
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.108    $13.556    $15.804
Accumulation Unit Value, End of Period                                           $13.556    $15.804    $17.487
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.269
Accumulation Unit Value, End of Period                                                --    $11.269    $12.387
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.590    $14.475    $19.305
Accumulation Unit Value, End of Period                                           $14.475    $19.305    $22.091
Number of Units Outstanding, End of Period                                             0      3,564      3,064



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.













Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                      2003       2004         2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.709      $11.193
Accumulation Unit Value, End of Period                                       $10.709    $11.193      $10.861
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.220      $14.280
Accumulation Unit Value, End of Period                                       $12.220    $14.280      $15.794
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000     $9.988      $10.187
Accumulation Unit Value, End of Period                                        $9.988    $10.187      $10.191
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.314      $12.662
Accumulation Unit Value, End of Period                                       $11.314    $12.662      $13.517
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.220      $12.666
Accumulation Unit Value, End of Period                                       $11.220    $12.666      $12.867
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.395      $13.033
Accumulation Unit Value, End of Period                                       $11.395    $13.033      $14.589
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.187      $14.818
Accumulation Unit Value, End of Period                                       $12.187    $14.818      $16.237
Number of Units Outstanding, End of Period                                         0          0            0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.780    $13.343      $14.451
Accumulation Unit Value, End of Period                                       $13.343    $14.451      $14.647
Number of Units Outstanding, End of Period                                         0          0          219
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.202
Accumulation Unit Value, End of Period                                            --    $11.202      $11.145
Number of Units Outstanding, End of Period                                        --          0          474
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.512
Accumulation Unit Value, End of Period                                            --    $10.512      $10.402
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.432    $14.509      $17.579
Accumulation Unit Value, End of Period                                       $14.509    $17.579      $18.722
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.218
Accumulation Unit Value, End of Period                                            --    $10.218      $10.245
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.359    $12.640      $13.939
Accumulation Unit Value, End of Period                                       $12.640    $13.939      $15.089
Number of Units Outstanding, End of Period                                         0        258          257
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.243    $16.813      $20.529
Accumulation Unit Value, End of Period                                       $16.813    $20.529      $25.615
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.547    $13.549      $15.724
Accumulation Unit Value, End of Period                                       $13.549    $15.724      $16.961
Number of Units Outstanding, End of Period                                         0        157          157
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.898
Accumulation Unit Value, End of Period                                            --    $10.898      $11.413
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.349
Accumulation Unit Value, End of Period                                            --    $10.349      $10.266
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.882
Accumulation Unit Value, End of Period                                            --    $10.882      $11.001
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.130
Accumulation Unit Value, End of Period                                            --    $11.130      $11.402
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.113
Accumulation Unit Value, End of Period                                            --    $11.113      $11.776
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.980    $13.047      $14.025
Accumulation Unit Value, End of Period                                       $13.047    $14.025      $14.237
Number of Units Outstanding, End of Period                                         0        167          167
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.097    $12.256      $12.794
Accumulation Unit Value, End of Period                                       $12.256    $12.794      $13.136
Number of Units Outstanding, End of Period                                         0          0          336
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.097
Accumulation Unit Value, End of Period                                            --    $10.097      $10.118
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.752    $14.183      $16.508
Accumulation Unit Value, End of Period                                       $14.183    $16.508      $18.437
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.172    $12.911      $13.745
Accumulation Unit Value, End of Period                                       $12.911    $13.745      $13.728
Number of Units Outstanding, End of Period                                         0        427          426
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.434    $12.588      $13.452
Accumulation Unit Value, End of Period                                       $12.588    $13.452      $13.928
Number of Units Outstanding, End of Period                                         0        258          258
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.618    $14.610      $17.048
Accumulation Unit Value, End of Period                                       $14.610    $17.048      $18.315
Number of Units Outstanding, End of Period                                         0        218          218
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.208    $12.345      $14.436
Accumulation Unit Value, End of Period                                       $12.345    $14.436      $15.829
Number of Units Outstanding, End of Period                                         0          0          292
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.427    $12.093      $12.839
Accumulation Unit Value, End of Period                                       $12.093    $12.839      $12.883
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.561    $12.387      $13.233
Accumulation Unit Value, End of Period                                       $12.387    $13.233      $13.861
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.192    $13.456      $14.638
Accumulation Unit Value, End of Period                                       $13.456    $14.638      $15.083
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.968    $11.261      $11.812
Accumulation Unit Value, End of Period                                       $11.261    $11.812      $13.092
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.379    $13.296      $14.391
Accumulation Unit Value, End of Period                                       $13.296    $14.391      $14.527
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.450    $10.404      $10.638
Accumulation Unit Value, End of Period                                       $10.404    $10.638      $10.662
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.432    $13.333      $15.169
Accumulation Unit Value, End of Period                                       $13.333    $15.169      $16.664
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.766    $12.944      $14.276
Accumulation Unit Value, End of Period                                       $12.944    $14.276      $15.209
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.896     $9.817       $9.675
Accumulation Unit Value, End of Period                                        $9.817     $9.675       $9.713
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.402    $13.447      $14.523
Accumulation Unit Value, End of Period                                       $13.447    $14.523      $15.643
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.763    $14.520      $16.410
Accumulation Unit Value, End of Period                                       $14.520    $16.410      $17.015
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.018    $13.047      $13.741
Accumulation Unit Value, End of Period                                       $13.047    $13.741      $14.129
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.420    $12.039      $12.755
Accumulation Unit Value, End of Period                                       $12.039    $12.755      $12.988
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.691    $14.006      $16.675
Accumulation Unit Value, End of Period                                       $14.006    $16.675      $17.728
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.474    $13.512      $15.691
Accumulation Unit Value, End of Period                                       $13.512    $15.691      $17.231
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.590    $12.353      $12.703
Accumulation Unit Value, End of Period                                       $12.353    $12.703      $13.146
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.092
Accumulation Unit Value, End of Period                                            --    $11.092      $12.068
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.305
Accumulation Unit Value, End of Period                                            --    $11.305      $11.524
Number of Units Outstanding, End of Period                                        --          0          374
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.068    $11.695      $12.226
Accumulation Unit Value, End of Period                                       $11.695    $12.226      $12.886
Number of Units Outstanding, End of Period                                         0        187          187
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.819    $13.306      $14.867
Accumulation Unit Value, End of Period                                       $13.306    $14.867      $15.972
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000       $9.845
Accumulation Unit Value, End of Period                                       $10.000     $9.845       $9.874
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.659    $13.823      $14.898
Accumulation Unit Value, End of Period                                       $13.823    $14.898      $16.358
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.929
Accumulation Unit Value, End of Period                                            --    $10.929      $11.492
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.701
Accumulation Unit Value, End of Period                                            --    $10.701      $12.100
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000      $11.041
Accumulation Unit Value, End of Period                                       $10.000    $11.041      $12.106
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.106    $13.547      $15.778
Accumulation Unit Value, End of Period                                       $13.547    $15.778      $17.439
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.261
Accumulation Unit Value, End of Period                                            --    $11.261      $12.366
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.580    $14.457      $19.261
Accumulation Unit Value, End of Period                                       $14.457    $19.261      $22.019
Number of Units Outstanding, End of Period                                         0          0            0




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.95% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.706    $11.185
Accumulation Unit Value, End of Period                                           $10.706    $11.185    $10.848
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.218    $14.269
Accumulation Unit Value, End of Period                                           $12.218    $14.269    $15.774
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000     $9.986    $10.180
Accumulation Unit Value, End of Period                                            $9.986    $10.180    $10.178
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.311    $12.652
Accumulation Unit Value, End of Period                                           $11.311    $12.652    $13.500
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.218    $12.657
Accumulation Unit Value, End of Period                                           $11.218    $12.657    $12.851
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $11.392    $13.024
Accumulation Unit Value, End of Period                                           $11.392    $13.024    $14.571
Number of Units Outstanding, End of Period                                             0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $12.184    $14.807
Accumulation Unit Value, End of Period                                           $12.184    $14.807    $16.216
Number of Units Outstanding, End of Period                                             0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.778    $13.338    $14.438
Accumulation Unit Value, End of Period                                           $13.338    $14.438    $14.627
Number of Units Outstanding, End of Period                                             0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.198
Accumulation Unit Value, End of Period                                                --    $11.198    $11.135
Number of Units Outstanding, End of Period                                            --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.511
Accumulation Unit Value, End of Period                                                --    $10.511    $10.395
Number of Units Outstanding, End of Period                                            --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.430    $14.504    $17.564
Accumulation Unit Value, End of Period                                           $14.504    $17.564    $18.697
Number of Units Outstanding, End of Period                                             0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.214
Accumulation Unit Value, End of Period                                                --    $10.214    $10.237
Number of Units Outstanding, End of Period                                            --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.358    $12.636    $13.927
Accumulation Unit Value, End of Period                                           $12.636    $13.927    $15.069
Number of Units Outstanding, End of Period                                             0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.241    $16.807    $20.512
Accumulation Unit Value, End of Period                                           $16.807    $20.512    $25.580
Number of Units Outstanding, End of Period                                             0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.546    $13.544    $15.710
Accumulation Unit Value, End of Period                                           $13.544    $15.710    $16.938
Number of Units Outstanding, End of Period                                             0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.897
Accumulation Unit Value, End of Period                                                --    $10.897    $11.405
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.348
Accumulation Unit Value, End of Period                                                --    $10.348    $10.260
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.881
Accumulation Unit Value, End of Period                                                --    $10.881    $10.994
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.129
Accumulation Unit Value, End of Period                                                --    $11.129    $11.395
Number of Units Outstanding, End of Period                                            --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.112
Accumulation Unit Value, End of Period                                                --    $11.112    $11.769
Number of Units Outstanding, End of Period                                            --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.979    $13.042    $14.013
Accumulation Unit Value, End of Period                                           $13.042    $14.013    $14.218
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.096    $12.252    $12.783
Accumulation Unit Value, End of Period                                           $12.252    $12.783    $13.118
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.096
Accumulation Unit Value, End of Period                                                --    $10.096    $10.111
Number of Units Outstanding, End of Period                                            --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.751    $14.178    $16.494
Accumulation Unit Value, End of Period                                           $14.178    $16.494    $18.411
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.171    $12.906    $13.733
Accumulation Unit Value, End of Period                                           $12.906    $13.733    $13.710
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.433    $12.584    $13.441
Accumulation Unit Value, End of Period                                           $12.584    $13.441    $13.909
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.617    $14.605    $17.034
Accumulation Unit Value, End of Period                                           $14.605    $17.034    $18.290
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $12.207    $12.341    $14.424
Accumulation Unit Value, End of Period                                           $12.341    $14.424    $15.808
Number of Units Outstanding, End of Period                                             0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.425    $12.089    $12.828
Accumulation Unit Value, End of Period                                           $12.089    $12.828    $12.865
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.560    $12.383    $13.222
Accumulation Unit Value, End of Period                                           $12.383    $13.222    $13.842
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.191    $13.451    $14.626
Accumulation Unit Value, End of Period                                           $13.451    $14.626    $15.062
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $10.967    $11.258    $11.801
Accumulation Unit Value, End of Period                                           $11.258    $11.801    $13.074
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.378    $13.291    $14.378
Accumulation Unit Value, End of Period                                           $13.291    $14.378    $14.507
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.449    $10.401    $10.629
Accumulation Unit Value, End of Period                                           $10.401    $10.629    $10.648
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.431    $13.328    $15.156
Accumulation Unit Value, End of Period                                           $13.328    $15.156    $16.642
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.765    $12.939    $14.263
Accumulation Unit Value, End of Period                                           $12.939    $14.263    $15.188
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.895     $9.813     $9.667
Accumulation Unit Value, End of Period                                            $9.813     $9.667     $9.700
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.401    $13.442    $14.510
Accumulation Unit Value, End of Period                                           $13.442    $14.510    $15.621
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.761    $14.515    $16.396
Accumulation Unit Value, End of Period                                           $14.515    $16.396    $16.992
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.017    $13.043    $13.729
Accumulation Unit Value, End of Period                                           $13.043    $13.729    $14.109
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.419    $12.035    $12.744
Accumulation Unit Value, End of Period                                           $12.035    $12.744    $12.971
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.690    $14.001    $16.661
Accumulation Unit Value, End of Period                                           $14.001    $16.661    $17.704
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.472    $13.507    $15.678
Accumulation Unit Value, End of Period                                           $13.507    $15.678    $17.208
Number of Units Outstanding, End of Period                                             0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.589    $12.348    $12.692
Accumulation Unit Value, End of Period                                           $12.348    $12.692    $13.129
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.088
Accumulation Unit Value, End of Period                                                --    $11.088    $12.058
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.301
Accumulation Unit Value, End of Period                                                --    $11.301    $11.514
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.067    $11.691    $12.216
Accumulation Unit Value, End of Period                                           $11.691    $12.216    $12.868
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.818    $13.301    $14.854
Accumulation Unit Value, End of Period                                           $13.301    $14.854    $15.950
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000     $9.840
Accumulation Unit Value, End of Period                                           $10.000     $9.840     $9.864
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.658    $13.818    $14.885
Accumulation Unit Value, End of Period                                           $13.818    $14.885    $16.335
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.926
Accumulation Unit Value, End of Period                                                --    $10.926    $11.482
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $10.698
Accumulation Unit Value, End of Period                                                --    $10.698    $12.090
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000    $10.000    $11.036
Accumulation Unit Value, End of Period                                           $10.000    $11.036    $12.094
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --         --         --
Accumulation Unit Value, End of Period                                                --         --         --
Number of Units Outstanding, End of Period                                            --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.104    $13.543    $15.764
Accumulation Unit Value, End of Period                                           $13.543    $15.764    $17.415
Number of Units Outstanding, End of Period                                             0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --    $10.000    $11.258
Accumulation Unit Value, End of Period                                                --    $11.258    $12.356
Number of Units Outstanding, End of Period                                            --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.579    $14.452    $19.245
Accumulation Unit Value, End of Period                                           $14.452    $19.245    $21.989
Number of Units Outstanding, End of Period                                             0          0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                               2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $10.704    $11.176
Accumulation Unit Value, End of Period                                                $10.704    $11.176    $10.834
Number of Units Outstanding, End of Period                                                  0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $12.215    $14.259
Accumulation Unit Value, End of Period                                                $12.215    $14.259    $15.755
Number of Units Outstanding, End of Period                                                  0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000     $9.983    $10.172
Accumulation Unit Value, End of Period                                                 $9.983    $10.172    $10.165
Number of Units Outstanding, End of Period                                                  0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $11.308    $12.643
Accumulation Unit Value, End of Period                                                $11.308    $12.643    $13.483
Number of Units Outstanding, End of Period                                                  0        933        862
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $11.215    $12.647
Accumulation Unit Value, End of Period                                                $11.215    $12.647    $12.835
Number of Units Outstanding, End of Period                                                  0        932        906
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $11.390    $13.014
Accumulation Unit Value, End of Period                                                $11.390    $13.014    $14.553
Number of Units Outstanding, End of Period                                                  0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $12.181    $14.796
Accumulation Unit Value, End of Period                                                $12.181    $14.796    $16.196
Number of Units Outstanding, End of Period                                                  0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.784    $13.341    $14.434
Accumulation Unit Value, End of Period                                                $13.341    $14.434    $14.615
Number of Units Outstanding, End of Period                                                  0      1,338      1,763
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.194
Accumulation Unit Value, End of Period                                                     --    $11.194    $11.126
Number of Units Outstanding, End of Period                                                 --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.509
Accumulation Unit Value, End of Period                                                     --    $10.509    $10.389
Number of Units Outstanding, End of Period                                                 --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.436    $14.507    $17.559
Accumulation Unit Value, End of Period                                                $14.507    $17.559    $18.682
Number of Units Outstanding, End of Period                                                  0        579        753
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.211
Accumulation Unit Value, End of Period                                                     --    $10.211    $10.228
Number of Units Outstanding, End of Period                                                 --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.363    $12.638    $13.923
Accumulation Unit Value, End of Period                                                $12.638    $13.923    $15.057
Number of Units Outstanding, End of Period                                                  0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $13.247    $16.810    $20.505
Accumulation Unit Value, End of Period                                                $16.810    $20.505    $25.559
Number of Units Outstanding, End of Period                                                  0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.551    $13.547    $15.705
Accumulation Unit Value, End of Period                                                $13.547    $15.705    $16.925
Number of Units Outstanding, End of Period                                                  0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.895
Accumulation Unit Value, End of Period                                                     --    $10.895    $11.398
Number of Units Outstanding, End of Period                                                 --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.347
Accumulation Unit Value, End of Period                                                     --    $10.347    $10.253
Number of Units Outstanding, End of Period                                                 --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.880
Accumulation Unit Value, End of Period                                                     --    $10.880    $10.988
Number of Units Outstanding, End of Period                                                 --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.127
Accumulation Unit Value, End of Period                                                     --    $11.127    $11.388
Number of Units Outstanding, End of Period                                                 --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.110
Accumulation Unit Value, End of Period                                                     --    $11.110    $11.761
Number of Units Outstanding, End of Period                                                 --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.984    $13.045    $14.009
Accumulation Unit Value, End of Period                                                $13.045    $14.009    $14.206
Number of Units Outstanding, End of Period                                                  0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.095    $12.248    $12.772
Accumulation Unit Value, End of Period                                                $12.248    $12.772    $13.100
Number of Units Outstanding, End of Period                                                  0      1,505      1,995
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.095
Accumulation Unit Value, End of Period                                                     --    $10.095    $10.105
Number of Units Outstanding, End of Period                                                 --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.756    $14.181    $16.489
Accumulation Unit Value, End of Period                                                $14.181    $16.489    $18.397
Number of Units Outstanding, End of Period                                                  0        937      1,224
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.176    $12.909    $13.729
Accumulation Unit Value, End of Period                                                $12.909    $13.729    $13.698
Number of Units Outstanding, End of Period                                                  0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.438    $12.586    $13.437
Accumulation Unit Value, End of Period                                                $12.586    $13.437    $13.898
Number of Units Outstanding, End of Period                                                  0      1,238      1,312
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.622    $14.608    $17.029
Accumulation Unit Value, End of Period                                                $14.608    $17.029    $18.275
Number of Units Outstanding, End of Period                                                  0        602        786
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                          $12.212    $12.344    $14.419
Accumulation Unit Value, End of Period                                                $12.344    $14.419    $15.795
Number of Units Outstanding, End of Period                                                  0      1,385      1,813
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.431    $12.091    $12.824
Accumulation Unit Value, End of Period                                                $12.091    $12.824    $12.855
Number of Units Outstanding, End of Period                                                  0      2,299      2,260
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.565    $12.385    $13.218
Accumulation Unit Value, End of Period                                                $12.385    $13.218    $13.831
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.196    $13.454    $14.621
Accumulation Unit Value, End of Period                                                $13.454    $14.621    $15.050
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $10.972    $11.260    $11.798
Accumulation Unit Value, End of Period                                                $11.260    $11.798    $13.063
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.383    $13.294    $14.374
Accumulation Unit Value, End of Period                                                $13.294    $14.374    $14.495
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.453    $10.403    $10.626
Accumulation Unit Value, End of Period                                                $10.403    $10.626    $10.639
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.436    $13.331    $15.151
Accumulation Unit Value, End of Period                                                $13.331    $15.151    $16.628
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.770    $12.942    $14.259
Accumulation Unit Value, End of Period                                                $12.942    $14.259    $15.176
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $9.899     $9.815     $9.664
Accumulation Unit Value, End of Period                                                 $9.815     $9.664     $9.692
Number of Units Outstanding, End of Period                                                  0      2,441      2,399
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.407    $13.445    $14.506
Accumulation Unit Value, End of Period                                                $13.445    $14.506    $15.609
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.767    $14.518    $16.391
Accumulation Unit Value, End of Period                                                $14.518    $16.391    $16.978
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.022    $13.046    $13.725
Accumulation Unit Value, End of Period                                                $13.046    $13.725    $14.098
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.424    $12.037    $12.740
Accumulation Unit Value, End of Period                                                $12.037    $12.740    $12.960
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.696    $14.004    $16.656
Accumulation Unit Value, End of Period                                                $14.004    $16.656    $17.690
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.478    $13.510    $15.673
Accumulation Unit Value, End of Period                                                $13.510    $15.673    $17.194
Number of Units Outstanding, End of Period                                                  0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.594    $12.351    $12.688
Accumulation Unit Value, End of Period                                                $12.351    $12.688    $13.118
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.084
Accumulation Unit Value, End of Period                                                     --    $11.084    $12.047
Number of Units Outstanding, End of Period                                                 --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.297
Accumulation Unit Value, End of Period                                                     --    $11.297    $11.505
Number of Units Outstanding, End of Period                                                 --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.072    $11.693    $12.212
Accumulation Unit Value, End of Period                                                $11.693    $12.212    $12.858
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.823    $13.304    $14.850
Accumulation Unit Value, End of Period                                                $13.304    $14.850    $15.937
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000    $10.000     $9.835
Accumulation Unit Value, End of Period                                                $10.000     $9.835     $9.854
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.664    $13.821    $14.881
Accumulation Unit Value, End of Period                                                $13.821    $14.881    $16.322
Number of Units Outstanding, End of Period                                                  0      1,981      1,780
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.922
Accumulation Unit Value, End of Period                                                     --    $10.922    $11.472
Number of Units Outstanding, End of Period                                                 --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $10.694
Accumulation Unit Value, End of Period                                                     --    $10.694    $12.080
Number of Units Outstanding, End of Period                                                 --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $10.000    $10.000    $11.030
Accumulation Unit Value, End of Period                                                $10.000    $11.030    $12.081
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --         --         --
Accumulation Unit Value, End of Period                                                     --         --         --
Number of Units Outstanding, End of Period                                                 --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.103    $13.538    $15.751
Accumulation Unit Value, End of Period                                                $13.538    $15.751    $17.392
Number of Units Outstanding, End of Period                                                  0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --    $10.000    $11.254
Accumulation Unit Value, End of Period                                                     --    $11.254    $12.345
Number of Units Outstanding, End of Period                                                 --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.584    $14.455    $19.239
Accumulation Unit Value, End of Period                                                $14.455    $19.239    $21.972
Number of Units Outstanding, End of Period                                                  0          0          0




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate Advisor Preferred Contracts with 3 year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With Enhanced
Beneficiary Protection (Annual Increase) Option and the Earnings Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                             2003    2004     2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.701  $11.168
Accumulation Unit Value, End of Period                                              $10.701 $11.168  $10.821
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $12.212  $14.248
Accumulation Unit Value, End of Period                                              $12.212 $14.248  $15.735
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000  $9.981  $10.164
Accumulation Unit Value, End of Period                                               $9.981 $10.164  $10.152
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.306  $12.633
Accumulation Unit Value, End of Period                                              $11.306 $12.633  $13.466
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.212  $12.638
Accumulation Unit Value, End of Period                                              $11.212 $12.638  $12.818
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.387  $13.004
Accumulation Unit Value, End of Period                                              $11.387 $13.004  $14.534
Number of Units Outstanding, End of Period                                                0       0        0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $12.178  $14.785
Accumulation Unit Value, End of Period                                              $12.178 $14.785  $16.175
Number of Units Outstanding, End of Period                                                0       0        0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.766 $13.318  $14.402
Accumulation Unit Value, End of Period                                              $13.318 $14.402  $14.575
Number of Units Outstanding, End of Period                                                0       0        0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.191
Accumulation Unit Value, End of Period                                                   -- $11.191  $11.116
Number of Units Outstanding, End of Period                                               --       0        0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.508
Accumulation Unit Value, End of Period                                                   -- $10.508  $10.382
Number of Units Outstanding, End of Period                                               --       0        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.418 $14.482  $17.520
Accumulation Unit Value, End of Period                                              $14.482 $17.520  $18.630
Number of Units Outstanding, End of Period                                                0       0        0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.207
Accumulation Unit Value, End of Period                                                   -- $10.207  $10.219
Number of Units Outstanding, End of Period                                               --       0        0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.346 $12.616  $13.892
Accumulation Unit Value, End of Period                                              $12.616 $13.892  $15.015
Number of Units Outstanding, End of Period                                                0       0        0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $13.227 $16.781  $20.460
Accumulation Unit Value, End of Period                                              $16.781 $20.460  $25.489
Number of Units Outstanding, End of Period                                                0       0        0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.534 $13.523  $15.670
Accumulation Unit Value, End of Period                                              $13.523 $15.670  $16.878
Number of Units Outstanding, End of Period                                                0       0        0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.894
Accumulation Unit Value, End of Period                                                   -- $10.894  $11.391
Number of Units Outstanding, End of Period                                               --       0        0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.346
Accumulation Unit Value, End of Period                                                   -- $10.346  $10.247
Number of Units Outstanding, End of Period                                               --       0        0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.878
Accumulation Unit Value, End of Period                                                   -- $10.878  $10.981
Number of Units Outstanding, End of Period                                               --       0        0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.126
Accumulation Unit Value, End of Period                                                   -- $11.126  $11.380
Number of Units Outstanding, End of Period                                               --       0        0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.109
Accumulation Unit Value, End of Period                                                   -- $11.109  $11.754
Number of Units Outstanding, End of Period                                               --       0        0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.967 $13.023  $13.978
Accumulation Unit Value, End of Period                                              $13.023 $13.978  $14.167
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.094 $12.243  $12.761
Accumulation Unit Value, End of Period                                              $12.243 $12.761  $13.083
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.093
Accumulation Unit Value, End of Period                                                   -- $10.093  $10.098
Number of Units Outstanding, End of Period                                               --       0        0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.738 $14.156  $16.452
Accumulation Unit Value, End of Period                                              $14.156 $16.452  $18.346
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.158 $12.887  $13.698
Accumulation Unit Value, End of Period                                              $12.887 $13.698  $13.661
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.421 $12.565  $13.407
Accumulation Unit Value, End of Period                                              $12.565 $13.407  $13.860
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.604 $14.583  $16.991
Accumulation Unit Value, End of Period                                              $14.583 $16.991  $18.225
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $12.194 $12.322  $14.387
Accumulation Unit Value, End of Period                                              $12.322 $14.387  $15.752
Number of Units Outstanding, End of Period                                                0       0        0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.414 $12.070  $12.795
Accumulation Unit Value, End of Period                                              $12.070 $12.795  $12.819
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.548 $12.364  $13.188
Accumulation Unit Value, End of Period                                              $12.364 $13.188  $13.793
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.178 $13.431  $14.589
Accumulation Unit Value, End of Period                                              $13.431 $14.589  $15.009
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $10.956 $11.240  $11.772
Accumulation Unit Value, End of Period                                              $11.240 $11.772  $13.027
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.365 $13.271  $14.342
Accumulation Unit Value, End of Period                                              $13.271 $14.342  $14.456
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.438 $10.385  $10.602
Accumulation Unit Value, End of Period                                              $10.385 $10.602  $10.610
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.419 $13.308  $15.117
Accumulation Unit Value, End of Period                                              $13.308 $15.117  $16.582
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.753 $12.920  $14.227
Accumulation Unit Value, End of Period                                              $12.920 $14.227  $15.134
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                         $9.885  $9.799   $9.642
Accumulation Unit Value, End of Period                                               $9.799  $9.642   $9.665
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.388 $13.422  $14.474
Accumulation Unit Value, End of Period                                              $13.422 $14.474  $15.566
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.748 $14.493  $16.355
Accumulation Unit Value, End of Period                                              $14.493 $16.355  $16.932
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.004 $13.023  $13.694
Accumulation Unit Value, End of Period                                              $13.023 $13.694  $14.059
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.407 $12.016  $12.711
Accumulation Unit Value, End of Period                                              $12.016 $12.711  $12.925
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.677 $13.980  $16.619
Accumulation Unit Value, End of Period                                              $13.980 $16.619  $17.641
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.459 $13.487  $15.638
Accumulation Unit Value, End of Period                                              $13.487 $15.638  $17.146
Number of Units Outstanding, End of Period                                                0       0        0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.577 $12.330  $12.660
Accumulation Unit Value, End of Period                                              $12.330 $12.660  $13.082
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.081
Accumulation Unit Value, End of Period                                                   -- $11.081  $12.037
Number of Units Outstanding, End of Period                                               --       0        0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.293
Accumulation Unit Value, End of Period                                                   -- $11.293  $11.495
Number of Units Outstanding, End of Period                                               --       0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.056 $11.673  $12.185
Accumulation Unit Value, End of Period                                              $11.673 $12.185  $12.823
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.806 $13.281  $14.817
Accumulation Unit Value, End of Period                                              $13.281 $14.817  $15.894
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.000   $9.830
Accumulation Unit Value, End of Period                                              $10.000  $9.830   $9.844
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.645 $13.797  $14.847
Accumulation Unit Value, End of Period                                              $13.797 $14.847  $16.277
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.918
Accumulation Unit Value, End of Period                                                   -- $10.918  $11.462
Number of Units Outstanding, End of Period                                               --       0        0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $10.690
Accumulation Unit Value, End of Period                                                   -- $10.690  $12.069
Number of Units Outstanding, End of Period                                               --       0        0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.000  $11.024
Accumulation Unit Value, End of Period                                              $10.000 $11.024  $12.069
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --      --       --
Accumulation Unit Value, End of Period                                                   --      --       --
Number of Units Outstanding, End of Period                                               --      --       --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.102 $13.533  $15.737
Accumulation Unit Value, End of Period                                              $13.533 $15.737  $17.368
Number of Units Outstanding, End of Period                                                0       0        0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000  $11.250
Accumulation Unit Value, End of Period                                                   -- $11.250  $12.335
Number of Units Outstanding, End of Period                                               --       0        0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.566 $14.430  $19.196
Accumulation Unit Value, End of Period                                              $14.430 $19.196  $21.911
Number of Units Outstanding, End of Period                                                0       0        0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                               2003     2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.699    $11.160
Accumulation Unit Value, End of Period                                                $10.699  $11.160    $10.807
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $12.209    $14.237
Accumulation Unit Value, End of Period                                                $12.209  $14.237    $15.715
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000   $9.979    $10.157
Accumulation Unit Value, End of Period                                                 $9.979  $10.157    $10.140
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $11.303    $12.624
Accumulation Unit Value, End of Period                                                $11.303  $12.624    $13.449
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $11.210    $12.628
Accumulation Unit Value, End of Period                                                $11.210  $12.628    $12.802
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $11.384    $12.994
Accumulation Unit Value, End of Period                                                $11.384  $12.994    $14.516
Number of Units Outstanding, End of Period                                                  0        0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $12.175    $14.774
Accumulation Unit Value, End of Period                                                $12.175  $14.774    $16.155
Number of Units Outstanding, End of Period                                                  0        0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.765  $13.313    $14.389
Accumulation Unit Value, End of Period                                                $13.313  $14.389    $14.555
Number of Units Outstanding, End of Period                                                  0        0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.187
Accumulation Unit Value, End of Period                                                     --  $11.187    $11.107
Number of Units Outstanding, End of Period                                                 --        0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.507
Accumulation Unit Value, End of Period                                                     --  $10.507    $10.375
Number of Units Outstanding, End of Period                                                 --        0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.416  $14.477    $17.505
Accumulation Unit Value, End of Period                                                $14.477  $17.505    $18.605
Number of Units Outstanding, End of Period                                                  0        0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.204
Accumulation Unit Value, End of Period                                                     --  $10.204    $10.211
Number of Units Outstanding, End of Period                                                 --        0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.345  $12.612    $13.880
Accumulation Unit Value, End of Period                                                $12.612  $13.880    $14.995
Number of Units Outstanding, End of Period                                                  0        0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $13.226  $16.776    $20.442
Accumulation Unit Value, End of Period                                                $16.776  $20.442    $25.455
Number of Units Outstanding, End of Period                                                  0        0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.533  $13.519    $15.657
Accumulation Unit Value, End of Period                                                $13.519  $15.657    $16.855
Number of Units Outstanding, End of Period                                                  0        0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.893
Accumulation Unit Value, End of Period                                                     --  $10.893    $11.384
Number of Units Outstanding, End of Period                                                 --        0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.344
Accumulation Unit Value, End of Period                                                     --  $10.344    $10.240
Number of Units Outstanding, End of Period                                                 --        0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.877
Accumulation Unit Value, End of Period                                                     --  $10.877    $10.974
Number of Units Outstanding, End of Period                                                 --        0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.125
Accumulation Unit Value, End of Period                                                     --  $11.125    $11.373
Number of Units Outstanding, End of Period                                                 --        0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.108
Accumulation Unit Value, End of Period                                                     --  $11.108    $11.746
Number of Units Outstanding, End of Period                                                 --        0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.965  $13.018    $13.966
Accumulation Unit Value, End of Period                                                $13.018  $13.966    $14.148
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.093  $12.239    $12.750
Accumulation Unit Value, End of Period                                                $12.239  $12.750    $13.065
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.092
Accumulation Unit Value, End of Period                                                     --  $10.092    $10.092
Number of Units Outstanding, End of Period                                                 --        0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.737  $14.151    $16.438
Accumulation Unit Value, End of Period                                                $14.151  $16.438    $18.321
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.157  $12.882    $13.687
Accumulation Unit Value, End of Period                                                $12.882  $13.687    $13.642
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.420  $12.560    $13.395
Accumulation Unit Value, End of Period                                                $12.560  $13.395    $13.841
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.602  $14.578    $16.976
Accumulation Unit Value, End of Period                                                $14.578  $16.976    $18.200
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                          $12.193  $12.318    $14.375
Accumulation Unit Value, End of Period                                                $12.318  $14.375    $15.730
Number of Units Outstanding, End of Period                                                  0        0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.412  $12.066    $12.784
Accumulation Unit Value, End of Period                                                $12.066  $12.784    $12.802
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.546  $12.360    $13.177
Accumulation Unit Value, End of Period                                                $12.360  $13.177    $13.774
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.177  $13.426    $14.576
Accumulation Unit Value, End of Period                                                $13.426  $14.576    $14.988
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $10.955  $11.237    $11.761
Accumulation Unit Value, End of Period                                                $11.237  $11.761    $13.010
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.363  $13.267    $14.330
Accumulation Unit Value, End of Period                                                $13.267  $14.330    $14.436
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.437  $10.381    $10.593
Accumulation Unit Value, End of Period                                                $10.381  $10.593    $10.596
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.418  $13.304    $15.104
Accumulation Unit Value, End of Period                                                $13.304  $15.104    $16.560
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.751  $12.915    $14.215
Accumulation Unit Value, End of Period                                                $12.915  $14.215    $15.114
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           $9.884   $9.795     $9.634
Accumulation Unit Value, End of Period                                                 $9.795   $9.634     $9.652
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.387  $13.417    $14.461
Accumulation Unit Value, End of Period                                                $13.417  $14.461    $15.545
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.747  $14.488    $16.341
Accumulation Unit Value, End of Period                                                $14.488  $16.341    $16.909
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.003  $13.019    $13.683
Accumulation Unit Value, End of Period                                                $13.019  $13.683    $14.040
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.406  $12.012    $12.701
Accumulation Unit Value, End of Period                                                $12.012  $12.701    $12.907
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                          $12.676  $13.975    $16.605
Accumulation Unit Value, End of Period                                                $13.975  $16.605    $17.617
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $12.458  $13.482    $15.625
Accumulation Unit Value, End of Period                                                $13.482  $15.625    $17.123
Number of Units Outstanding, End of Period                                                  0        0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.576  $12.325    $12.649
Accumulation Unit Value, End of Period                                                $12.325  $12.649    $13.064
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.077
Accumulation Unit Value, End of Period                                                     --  $11.077    $12.027
Number of Units Outstanding, End of Period                                                 --        0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.289
Accumulation Unit Value, End of Period                                                     --  $11.289    $11.485
Number of Units Outstanding, End of Period                                                 --        0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.054  $11.669    $12.174
Accumulation Unit Value, End of Period                                                $11.669  $12.174    $12.805
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $11.805  $13.276    $14.804
Accumulation Unit Value, End of Period                                                $13.276  $14.804    $15.872
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.000     $9.825
Accumulation Unit Value, End of Period                                                $10.000   $9.825     $9.834
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.643  $13.792    $14.835
Accumulation Unit Value, End of Period                                                $13.792  $14.835    $16.255
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.915
Accumulation Unit Value, End of Period                                                     --  $10.915    $11.452
Number of Units Outstanding, End of Period                                                 --        0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $10.687
Accumulation Unit Value, End of Period                                                     --  $10.687    $12.059
Number of Units Outstanding, End of Period                                                 --        0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $10.000  $10.000    $11.019
Accumulation Unit Value, End of Period                                                $10.000  $11.019    $12.057
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --       --         --
Accumulation Unit Value, End of Period                                                     --       --         --
Number of Units Outstanding, End of Period                                                 --       --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.101  $13.529    $15.724
Accumulation Unit Value, End of Period                                                $13.529  $15.724    $17.345
Number of Units Outstanding, End of Period                                                  0        0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                               --  $10.000    $11.246
Accumulation Unit Value, End of Period                                                     --  $11.246    $12.324
Number of Units Outstanding, End of Period                                                 --        0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          $12.564  $14.425    $19.180
Accumulation Unit Value, End of Period                                                $14.425  $19.180    $21.881
Number of Units Outstanding, End of Period                                                  0        0          0


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate  Advisor  Preferred  Contracts  with 3-Year  Withdrawal  Charge Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary  Protection  (Annual  Increase)  Option and the Earnings  Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                           2003    2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $10.694    $11.143
Accumulation Unit Value, End of Period                                            $10.694 $11.143    $10.780
Number of Units Outstanding, End of Period                                              0       0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $12.203    $14.216
Accumulation Unit Value, End of Period                                            $12.203 $14.216    $15.676
Number of Units Outstanding, End of Period                                              0       0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000  $9.974    $10.142
Accumulation Unit Value, End of Period                                             $9.974 $10.142    $10.114
Number of Units Outstanding, End of Period                                              0       0        608
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $11.298    $12.605
Accumulation Unit Value, End of Period                                            $11.298 $12.605    $13.415
Number of Units Outstanding, End of Period                                              0       0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $11.204    $12.609
Accumulation Unit Value, End of Period                                            $11.204 $12.609    $12.770
Number of Units Outstanding, End of Period                                              0       0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $11.379    $12.975
Accumulation Unit Value, End of Period                                            $11.379 $12.975    $14.480
Number of Units Outstanding, End of Period                                              0       0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $12.170    $14.752
Accumulation Unit Value, End of Period                                            $12.170 $14.752    $16.115
Number of Units Outstanding, End of Period                                              0       0         57
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.753 $13.293    $14.353
Accumulation Unit Value, End of Period                                            $13.293 $14.353    $14.503
Number of Units Outstanding, End of Period                                              0       0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.179
Accumulation Unit Value, End of Period                                                 -- $11.179    $11.088
Number of Units Outstanding, End of Period                                             --       0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.504
Accumulation Unit Value, End of Period                                                 -- $10.504    $10.362
Number of Units Outstanding, End of Period                                             --       0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.403 $14.455    $17.460
Accumulation Unit Value, End of Period                                            $14.455 $17.460    $18.539
Number of Units Outstanding, End of Period                                              0       0         49
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.197
Accumulation Unit Value, End of Period                                                 -- $10.197    $10.193
Number of Units Outstanding, End of Period                                             --       0        301
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.333 $12.593    $13.845
Accumulation Unit Value, End of Period                                            $12.593 $13.845    $14.941
Number of Units Outstanding, End of Period                                              0       0        102
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $13.212 $16.750    $20.390
Accumulation Unit Value, End of Period                                            $16.750 $20.390    $25.364
Number of Units Outstanding, End of Period                                              0       0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.521 $13.498    $15.617
Accumulation Unit Value, End of Period                                            $13.498 $15.617    $16.795
Number of Units Outstanding, End of Period                                              0       0         73
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.890
Accumulation Unit Value, End of Period                                                 -- $10.890    $11.369
Number of Units Outstanding, End of Period                                             --       0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.342
Accumulation Unit Value, End of Period                                                 -- $10.342    $10.227
Number of Units Outstanding, End of Period                                             --       0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.874
Accumulation Unit Value, End of Period                                                 -- $10.874    $10.960
Number of Units Outstanding, End of Period                                             --       0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.122
Accumulation Unit Value, End of Period                                                 -- $11.122    $11.359
Number of Units Outstanding, End of Period                                             --       0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.105
Accumulation Unit Value, End of Period                                                 -- $11.105    $11.731
Number of Units Outstanding, End of Period                                             --       0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.953 $12.999    $13.930
Accumulation Unit Value, End of Period                                            $12.999 $13.930    $14.098
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.090 $12.231    $12.728
Accumulation Unit Value, End of Period                                            $12.231 $12.728    $13.029
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.090
Accumulation Unit Value, End of Period                                                 -- $10.090    $10.079
Number of Units Outstanding, End of Period                                             --       0        915
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.725 $14.130    $16.396
Accumulation Unit Value, End of Period                                            $14.130 $16.396    $18.256
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.144 $12.863    $13.652
Accumulation Unit Value, End of Period                                            $12.863 $13.652    $13.594
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.408 $12.541    $13.361
Accumulation Unit Value, End of Period                                            $12.541 $13.361    $13.791
Number of Units Outstanding, End of Period                                              0       0        109
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.589 $14.556    $16.933
Accumulation Unit Value, End of Period                                            $14.556 $16.933    $18.136
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                      $12.180 $12.299    $14.338
Accumulation Unit Value, End of Period                                            $12.299 $14.338    $15.674
Number of Units Outstanding, End of Period                                              0       0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.401 $12.048    $12.752
Accumulation Unit Value, End of Period                                            $12.048 $12.752    $12.756
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.534 $12.341    $13.143
Accumulation Unit Value, End of Period                                            $12.341 $13.143    $13.725
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.164 $13.406    $14.539
Accumulation Unit Value, End of Period                                            $13.406 $14.539    $14.935
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $10.943 $11.220    $11.732
Accumulation Unit Value, End of Period                                            $11.220 $11.732    $12.963
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.350 $13.247    $14.293
Accumulation Unit Value, End of Period                                            $13.247 $14.293    $14.385
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.426 $10.366    $10.566
Accumulation Unit Value, End of Period                                            $10.366 $10.566    $10.558
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.406 $13.284    $15.066
Accumulation Unit Value, End of Period                                            $13.284 $15.066    $16.501
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.739 $12.896    $14.179
Accumulation Unit Value, End of Period                                            $12.896 $14.179    $15.060
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $9.873  $9.780     $9.609
Accumulation Unit Value, End of Period                                             $9.780  $9.609     $9.618
Number of Units Outstanding, End of Period                                              0       0        319
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.374 $13.397    $14.424
Accumulation Unit Value, End of Period                                            $13.397 $14.424    $15.489
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.733 $14.466    $16.299
Accumulation Unit Value, End of Period                                            $14.466 $16.299    $16.849
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $11.990 $12.999    $13.648
Accumulation Unit Value, End of Period                                            $12.999 $13.648    $13.990
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.394 $11.994    $12.668
Accumulation Unit Value, End of Period                                            $11.994 $12.668    $12.861
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.662 $13.954    $16.563
Accumulation Unit Value, End of Period                                            $13.954 $16.563    $17.554
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.445 $13.462    $15.585
Accumulation Unit Value, End of Period                                            $13.462 $15.585    $17.062
Number of Units Outstanding, End of Period                                              0       0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.564 $12.307    $12.617
Accumulation Unit Value, End of Period                                            $12.307 $12.617    $13.018
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.069
Accumulation Unit Value, End of Period                                                 -- $11.069    $12.006
Number of Units Outstanding, End of Period                                             --       0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.282
Accumulation Unit Value, End of Period                                                 -- $11.282    $11.465
Number of Units Outstanding, End of Period                                             --       0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.043 $11.651    $12.144
Accumulation Unit Value, End of Period                                            $11.651 $12.144    $12.760
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.792 $13.256    $14.766
Accumulation Unit Value, End of Period                                            $13.256 $14.766    $15.815
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000 $10.000     $9.815
Accumulation Unit Value, End of Period                                            $10.000  $9.815     $9.813
Number of Units Outstanding, End of Period                                              0       0        313
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.630 $13.771    $14.797
Accumulation Unit Value, End of Period                                            $13.771 $14.797    $16.197
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.907
Accumulation Unit Value, End of Period                                                 -- $10.907    $11.433
Number of Units Outstanding, End of Period                                             --       0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $10.679
Accumulation Unit Value, End of Period                                                 -- $10.679    $12.039
Number of Units Outstanding, End of Period                                             --       0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $10.000 $10.000    $11.007
Accumulation Unit Value, End of Period                                            $10.000 $11.007    $12.032
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --      --         --
Accumulation Unit Value, End of Period                                                 --      --         --
Number of Units Outstanding, End of Period                                             --      --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.098 $13.520    $15.697
Accumulation Unit Value, End of Period                                            $13.520 $15.697    $17.297
Number of Units Outstanding, End of Period                                              0       0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           -- $10.000    $11.238
Accumulation Unit Value, End of Period                                                 -- $11.238    $12.303
Number of Units Outstanding, End of Period                                             --       0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.551 $14.404    $19.131
Accumulation Unit Value, End of Period                                            $14.404 $19.131    $21.804
Number of Units Outstanding, End of Period                                              0       0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.














Allstate Advisor Preferred Contracts with 3-Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.25% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                                 2003     2004     2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $10.691  $11.135
Accumulation Unit Value, End of Period                                                  $10.691  $11.135  $10.766
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $12.200  $14.205
Accumulation Unit Value, End of Period                                                  $12.200  $14.205  $15.656
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000   $9.972  $10.134
Accumulation Unit Value, End of Period                                                   $9.972  $10.134  $10.101
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $11.295  $12.596
Accumulation Unit Value, End of Period                                                  $11.295  $12.596  $13.399
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $11.202  $12.600
Accumulation Unit Value, End of Period                                                  $11.202  $12.600  $12.754
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $11.376  $12.965
Accumulation Unit Value, End of Period                                                  $11.376  $12.965  $14.461
Number of Units Outstanding, End of Period                                                    0        0        0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $12.167  $14.741
Accumulation Unit Value, End of Period                                                  $12.167  $14.741  $16.094
Number of Units Outstanding, End of Period                                                    0        0        0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.761  $13.300  $14.353
Accumulation Unit Value, End of Period                                                  $13.300  $14.353  $14.495
Number of Units Outstanding, End of Period                                                    0        0        0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.175
Accumulation Unit Value, End of Period                                                       --  $11.175  $11.078
Number of Units Outstanding, End of Period                                                   --        0        0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.503
Accumulation Unit Value, End of Period                                                       --  $10.503  $10.356
Number of Units Outstanding, End of Period                                                   --        0        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.412  $14.462  $17.460
Accumulation Unit Value, End of Period                                                  $14.462  $17.460  $18.529
Number of Units Outstanding, End of Period                                                    0      482      482
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.193
Accumulation Unit Value, End of Period                                                       --  $10.193  $10.184
Number of Units Outstanding, End of Period                                                   --        0        0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.341  $12.599  $13.845
Accumulation Unit Value, End of Period                                                  $12.599  $13.845  $14.933
Number of Units Outstanding, End of Period                                                    0    1,131    1,131
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $13.222  $16.758  $20.390
Accumulation Unit Value, End of Period                                                  $16.758  $20.390  $25.351
Number of Units Outstanding, End of Period                                                    0        0        0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.529  $13.505  $15.617
Accumulation Unit Value, End of Period                                                  $13.505  $15.617  $16.786
Number of Units Outstanding, End of Period                                                    0        0        0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.888
Accumulation Unit Value, End of Period                                                       --  $10.888  $11.362
Number of Units Outstanding, End of Period                                                   --        0        0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.340
Accumulation Unit Value, End of Period                                                       --  $10.340  $10.221
Number of Units Outstanding, End of Period                                                   --        0        0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.873
Accumulation Unit Value, End of Period                                                       --  $10.873  $10.953
Number of Units Outstanding, End of Period                                                   --        0        0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.120
Accumulation Unit Value, End of Period                                                       --  $11.120  $11.351
Number of Units Outstanding, End of Period                                                   --        0        0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.103
Accumulation Unit Value, End of Period                                                       --  $11.103  $11.724
Number of Units Outstanding, End of Period                                                   --        0        0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.962  $13.005  $13.930
Accumulation Unit Value, End of Period                                                  $13.005  $13.930  $14.090
Number of Units Outstanding, End of Period                                                    0        0        0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.089  $12.227  $12.718
Accumulation Unit Value, End of Period                                                  $12.227  $12.718  $13.011
Number of Units Outstanding, End of Period                                                    0    1,179    1,179
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.088
Accumulation Unit Value, End of Period                                                       --  $10.088  $10.073
Number of Units Outstanding, End of Period                                                   --        0        0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.733  $14.137  $16.396
Accumulation Unit Value, End of Period                                                  $14.137  $16.396  $18.246
Number of Units Outstanding, End of Period                                                    0        0        0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.153  $12.869  $13.652
Accumulation Unit Value, End of Period                                                  $12.869  $13.652  $13.586
Number of Units Outstanding, End of Period                                                    0      571      571
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.416  $12.547  $13.361
Accumulation Unit Value, End of Period                                                  $12.547  $13.361  $13.784
Number of Units Outstanding, End of Period                                                    0        0        0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.598  $14.563  $16.933
Accumulation Unit Value, End of Period                                                  $14.563  $16.933  $18.126
Number of Units Outstanding, End of Period                                                    0        0        0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                            $12.189  $12.305  $14.338
Accumulation Unit Value, End of Period                                                  $12.305  $14.338  $15.666
Number of Units Outstanding, End of Period                                                    0      558      558
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.409  $12.054  $12.751
Accumulation Unit Value, End of Period                                                  $12.054  $12.751  $12.750
Number of Units Outstanding, End of Period                                                    0    1,831    1,831
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.543  $12.347  $13.143
Accumulation Unit Value, End of Period                                                  $12.347  $13.143  $13.718
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.173  $13.412  $14.539
Accumulation Unit Value, End of Period                                                  $13.412  $14.539  $14.927
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $10.951  $11.225  $11.731
Accumulation Unit Value, End of Period                                                  $11.225  $11.731  $12.956
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.359  $13.253  $14.293
Accumulation Unit Value, End of Period                                                  $13.253  $14.293  $14.377
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.433  $10.371  $10.566
Accumulation Unit Value, End of Period                                                  $10.371  $10.566  $10.552
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.414  $13.290  $15.066
Accumulation Unit Value, End of Period                                                  $13.290  $15.066  $16.492
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.748  $12.902  $14.179
Accumulation Unit Value, End of Period                                                  $12.902  $14.179  $15.052
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             $9.881   $9.785   $9.609
Accumulation Unit Value, End of Period                                                   $9.785   $9.609   $9.613
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.383  $13.403  $14.424
Accumulation Unit Value, End of Period                                                  $13.403  $14.424  $15.481
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.743  $14.473  $16.299
Accumulation Unit Value, End of Period                                                  $14.473  $16.299  $16.840
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $11.999  $13.005  $13.647
Accumulation Unit Value, End of Period                                                  $13.005  $13.647  $13.983
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.402  $12.000  $12.668
Accumulation Unit Value, End of Period                                                  $12.000  $12.668  $12.854
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                            $12.672  $13.961  $16.562
Accumulation Unit Value, End of Period                                                  $13.961  $16.562  $17.545
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $12.454  $13.468  $15.585
Accumulation Unit Value, End of Period                                                  $13.468  $15.585  $17.053
Number of Units Outstanding, End of Period                                                    0        0        0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.572  $12.313  $12.617
Accumulation Unit Value, End of Period                                                  $12.313  $12.617  $13.011
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.066
Accumulation Unit Value, End of Period                                                       --  $11.066  $11.996
Number of Units Outstanding, End of Period                                                   --        0        0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.278
Accumulation Unit Value, End of Period                                                       --  $11.278  $11.456
Number of Units Outstanding, End of Period                                                   --        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.051  $11.657  $12.143
Accumulation Unit Value, End of Period                                                  $11.657  $12.143  $12.753
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $11.801  $13.263  $14.766
Accumulation Unit Value, End of Period                                                  $13.263  $14.766  $15.807
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                            $10.000  $10.000   $9.810
Accumulation Unit Value, End of Period                                                  $10.000   $9.810   $9.803
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.639  $13.778  $14.797
Accumulation Unit Value, End of Period                                                  $13.778  $14.797  $16.189
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.903
Accumulation Unit Value, End of Period                                                       --  $10.903  $11.423
Number of Units Outstanding, End of Period                                                   --        0        0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $10.676
Accumulation Unit Value, End of Period                                                       --  $10.676  $12.028
Number of Units Outstanding, End of Period                                                   --        0        0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $10.000  $10.000  $11.002
Accumulation Unit Value, End of Period                                                  $10.000  $11.002  $12.020
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --       --       --
Accumulation Unit Value, End of Period                                                       --       --       --
Number of Units Outstanding, End of Period                                                   --       --       --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.097  $13.515  $15.684
Accumulation Unit Value, End of Period                                                  $13.515  $15.684  $17.274
Number of Units Outstanding, End of Period                                                    0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                                 --  $10.000  $11.234
Accumulation Unit Value, End of Period                                                       --  $11.234  $12.293
Number of Units Outstanding, End of Period                                                   --        0        0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                            $12.560  $14.411  $19.131
Accumulation Unit Value, End of Period                                                  $14.411  $19.131  $21.792
Number of Units Outstanding, End of Period                                                    0        0        0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.













Allstate Advisor Preferred Contracts with No Withdrawal Charge Option

Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.80% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                          2003     2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.714    $11.210
Accumulation Unit Value, End of Period                                           $10.714  $11.210    $10.889
Number of Units Outstanding, End of Period                                             0        0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $12.226    $14.301
Accumulation Unit Value, End of Period                                           $12.226  $14.301    $15.834
Number of Units Outstanding, End of Period                                             0        0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.993    $10.202
Accumulation Unit Value, End of Period                                            $9.993  $10.202    $10.216
Number of Units Outstanding, End of Period                                             0      524        542
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $11.319    $12.681
Accumulation Unit Value, End of Period                                           $11.319  $12.681    $13.551
Number of Units Outstanding, End of Period                                             0    1,685      1,463
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $11.225    $12.685
Accumulation Unit Value, End of Period                                           $11.225  $12.685    $12.899
Number of Units Outstanding, End of Period                                             0        0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $11.400    $13.053
Accumulation Unit Value, End of Period                                           $11.400  $13.053    $14.626
Number of Units Outstanding, End of Period                                             0        0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $12.193    $14.841
Accumulation Unit Value, End of Period                                           $12.193  $14.841    $16.277
Number of Units Outstanding, End of Period                                             0        0        606
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.792  $13.363    $14.487
Accumulation Unit Value, End of Period                                           $13.363  $14.487    $14.699
Number of Units Outstanding, End of Period                                             0    2,393      3,641
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.210
Accumulation Unit Value, End of Period                                                --  $11.210    $11.164
Number of Units Outstanding, End of Period                                            --        0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.515
Accumulation Unit Value, End of Period                                                --  $10.515    $10.415
Number of Units Outstanding, End of Period                                            --        0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.445  $14.531    $17.624
Accumulation Unit Value, End of Period                                           $14.531  $17.624    $18.789
Number of Units Outstanding, End of Period                                             0      454        380
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.225
Accumulation Unit Value, End of Period                                                --  $10.225    $10.263
Number of Units Outstanding, End of Period                                            --        0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.371  $12.659    $13.975
Accumulation Unit Value, End of Period                                           $12.659  $13.975    $15.143
Number of Units Outstanding, End of Period                                             0    1,529      1,309
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $13.256  $16.838    $20.581
Accumulation Unit Value, End of Period                                           $16.838  $20.581    $25.706
Number of Units Outstanding, End of Period                                             0        0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.559  $13.569    $15.763
Accumulation Unit Value, End of Period                                           $13.569  $15.763    $17.022
Number of Units Outstanding, End of Period                                             0        0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.901
Accumulation Unit Value, End of Period                                                --  $10.901    $11.427
Number of Units Outstanding, End of Period                                            --        0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.352
Accumulation Unit Value, End of Period                                                --  $10.352    $10.279
Number of Units Outstanding, End of Period                                            --        0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.885
Accumulation Unit Value, End of Period                                                --  $10.885    $11.015
Number of Units Outstanding, End of Period                                            --        0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.133
Accumulation Unit Value, End of Period                                                --  $11.133    $11.417
Number of Units Outstanding, End of Period                                            --        0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.116
Accumulation Unit Value, End of Period                                                --  $11.116    $11.791
Number of Units Outstanding, End of Period                                            --        0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.993  $13.067    $14.061
Accumulation Unit Value, End of Period                                           $13.067  $14.061    $14.288
Number of Units Outstanding, End of Period                                             0        0        879
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.100  $12.264    $12.815
Accumulation Unit Value, End of Period                                           $12.264  $12.815    $13.172
Number of Units Outstanding, End of Period                                             0    2,094      3,492
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.100
Accumulation Unit Value, End of Period                                                --  $10.100    $10.130
Number of Units Outstanding, End of Period                                            --        0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.764  $14.204    $16.550
Accumulation Unit Value, End of Period                                           $14.204  $16.550    $18.502
Number of Units Outstanding, End of Period                                             0      910      1,988
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.185  $12.930    $13.780
Accumulation Unit Value, End of Period                                           $12.930  $13.780    $13.777
Number of Units Outstanding, End of Period                                             0    1,941      1,998
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.446  $12.607    $13.486
Accumulation Unit Value, End of Period                                           $12.607  $13.486    $13.977
Number of Units Outstanding, End of Period                                             0    1,188      2,420
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.631  $14.632    $17.092
Accumulation Unit Value, End of Period                                           $14.632  $17.092    $18.380
Number of Units Outstanding, End of Period                                             0        0        606
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                     $12.221  $12.364    $14.473
Accumulation Unit Value, End of Period                                           $12.364  $14.473    $15.886
Number of Units Outstanding, End of Period                                             0        0      1,310
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.439  $12.111    $12.871
Accumulation Unit Value, End of Period                                           $12.111  $12.871    $12.929
Number of Units Outstanding, End of Period                                             0    1,660      1,533
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.573  $12.406    $13.267
Accumulation Unit Value, End of Period                                           $12.406  $13.267    $13.910
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.205  $13.476    $14.675
Accumulation Unit Value, End of Period                                           $13.476  $14.675    $15.136
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $10.980  $11.278    $11.842
Accumulation Unit Value, End of Period                                           $11.278  $11.842    $13.138
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.392  $13.316    $14.427
Accumulation Unit Value, End of Period                                           $13.316  $14.427    $14.579
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.461  $10.420    $10.665
Accumulation Unit Value, End of Period                                           $10.420  $10.665    $10.700
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.444  $13.353    $15.207
Accumulation Unit Value, End of Period                                           $13.353  $15.207    $16.724
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.778  $12.964    $14.312
Accumulation Unit Value, End of Period                                           $12.964  $14.312    $15.263
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $9.906   $9.832     $9.699
Accumulation Unit Value, End of Period                                            $9.832   $9.699     $9.748
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.415  $13.467    $14.560
Accumulation Unit Value, End of Period                                           $13.467  $14.560    $15.698
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.776  $14.542    $16.452
Accumulation Unit Value, End of Period                                           $14.542  $16.452    $17.076
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.031  $13.067    $13.776
Accumulation Unit Value, End of Period                                           $13.067  $13.776    $14.179
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.432  $12.057    $12.787
Accumulation Unit Value, End of Period                                           $12.057  $12.787    $13.035
Number of Units Outstanding, End of Period                                             0    1,027      1,025
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                     $12.705  $14.027    $16.718
Accumulation Unit Value, End of Period                                           $14.027  $16.718    $17.791
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $12.487  $13.532    $15.731
Accumulation Unit Value, End of Period                                           $13.532  $15.731    $17.292
Number of Units Outstanding, End of Period                                             0        0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.602  $12.371    $12.735
Accumulation Unit Value, End of Period                                           $12.371  $12.735    $13.193
Number of Units Outstanding, End of Period                                             0        0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.100
Accumulation Unit Value, End of Period                                                --  $11.100    $12.088
Number of Units Outstanding, End of Period                                            --        0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.312
Accumulation Unit Value, End of Period                                                --  $11.312    $11.544
Number of Units Outstanding, End of Period                                            --        0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.080  $11.712    $12.257
Accumulation Unit Value, End of Period                                           $11.712  $12.257    $12.932
Number of Units Outstanding, End of Period                                             0        0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $11.832  $13.326    $14.905
Accumulation Unit Value, End of Period                                           $13.326  $14.905    $16.029
Number of Units Outstanding, End of Period                                             0    1,075        891
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.000     $9.855
Accumulation Unit Value, End of Period                                           $10.000   $9.855     $9.894
Number of Units Outstanding, End of Period                                             0    2,710      2,564
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.672  $13.844    $14.936
Accumulation Unit Value, End of Period                                           $13.844  $14.936    $16.416
Number of Units Outstanding, End of Period                                             0      358        338
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.937
Accumulation Unit Value, End of Period                                                --  $10.937    $11.511
Number of Units Outstanding, End of Period                                            --        0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $10.709
Accumulation Unit Value, End of Period                                                --  $10.709    $12.121
Number of Units Outstanding, End of Period                                            --        0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.000    $11.052
Accumulation Unit Value, End of Period                                           $10.000  $11.052    $12.131
Number of Units Outstanding, End of Period                                             0        0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --       --         --
Accumulation Unit Value, End of Period                                                --       --         --
Number of Units Outstanding, End of Period                                            --       --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.108  $13.556    $15.804
Accumulation Unit Value, End of Period                                           $13.556  $15.804    $17.487
Number of Units Outstanding, End of Period                                             0        0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                          --  $10.000    $11.269
Accumulation Unit Value, End of Period                                                --  $11.269    $12.387
Number of Units Outstanding, End of Period                                            --        0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                     $12.593  $14.479    $19.310
Accumulation Unit Value, End of Period                                           $14.479  $19.310    $22.098
Number of Units Outstanding, End of Period                                             0      691        574



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.
















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.85% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.711    $11.202
Accumulation Unit Value, End of Period                                         $10.711    $11.202    $10.875
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.223    $14.291
Accumulation Unit Value, End of Period                                         $12.223    $14.291    $15.814
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.991    $10.195
Accumulation Unit Value, End of Period                                          $9.991    $10.195    $10.204
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.317    $12.671
Accumulation Unit Value, End of Period                                         $11.317    $12.671    $13.534
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.223    $12.675
Accumulation Unit Value, End of Period                                         $11.223    $12.675    $12.883
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.398    $13.043
Accumulation Unit Value, End of Period                                         $11.398    $13.043    $14.607
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.190    $14.830
Accumulation Unit Value, End of Period                                         $12.190    $14.830    $16.257
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.784    $13.351    $14.467
Accumulation Unit Value, End of Period                                         $13.351    $14.467    $14.671
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.206
Accumulation Unit Value, End of Period                                              --    $11.206    $11.154
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.513
Accumulation Unit Value, End of Period                                              --    $10.513    $10.409
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.437    $14.518    $17.599
Accumulation Unit Value, End of Period                                         $14.518    $17.599    $18.753
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.221
Accumulation Unit Value, End of Period                                              --    $10.221    $10.254
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.363    $12.648    $13.955
Accumulation Unit Value, End of Period                                         $12.648    $13.955    $15.114
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.248    $16.823    $20.552
Accumulation Unit Value, End of Period                                         $16.823    $20.552    $25.657
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.552    $13.557    $15.741
Accumulation Unit Value, End of Period                                         $13.557    $15.741    $16.989
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.899
Accumulation Unit Value, End of Period                                              --    $10.899    $11.420
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.351
Accumulation Unit Value, End of Period                                              --    $10.351    $10.273
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.884
Accumulation Unit Value, End of Period                                              --    $10.884    $11.008
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.132
Accumulation Unit Value, End of Period                                              --    $11.132    $11.409
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.115
Accumulation Unit Value, End of Period                                              --    $11.115    $11.784
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.985    $13.055    $14.041
Accumulation Unit Value, End of Period                                         $13.055    $14.041    $14.261
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.098    $12.260    $12.805
Accumulation Unit Value, End of Period                                         $12.260    $12.805    $13.154
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.099
Accumulation Unit Value, End of Period                                              --    $10.099    $10.124
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.756    $14.191    $16.526
Accumulation Unit Value, End of Period                                         $14.191    $16.526    $18.467
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.177    $12.919    $13.760
Accumulation Unit Value, End of Period                                         $12.919    $13.760    $13.751
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.439    $12.596    $13.467
Accumulation Unit Value, End of Period                                         $12.596    $13.467    $13.951
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.623    $14.619    $17.068
Accumulation Unit Value, End of Period                                         $14.619    $17.068    $18.345
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.213    $12.353    $14.452
Accumulation Unit Value, End of Period                                         $12.353    $14.452    $15.855
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.431    $12.100    $12.853
Accumulation Unit Value, End of Period                                         $12.100    $12.853    $12.904
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.565    $12.395    $13.248
Accumulation Unit Value, End of Period                                         $12.395    $13.248    $13.883
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.197    $13.464    $14.655
Accumulation Unit Value, End of Period                                         $13.464    $14.655    $15.107
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.973    $11.268    $11.825
Accumulation Unit Value, End of Period                                         $11.268    $11.825    $13.113
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.384    $13.304    $14.407
Accumulation Unit Value, End of Period                                         $13.304    $14.407    $14.551
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.454    $10.411    $10.650
Accumulation Unit Value, End of Period                                         $10.411    $10.650    $10.680
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.436    $13.341    $15.186
Accumulation Unit Value, End of Period                                         $13.341    $15.186    $16.692
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.770    $12.952    $14.292
Accumulation Unit Value, End of Period                                         $12.952    $14.292    $15.234
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.900     $9.823     $9.686
Accumulation Unit Value, End of Period                                          $9.823     $9.686     $9.729
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.407    $13.455    $14.539
Accumulation Unit Value, End of Period                                         $13.455    $14.539    $15.668
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.767    $14.529    $16.429
Accumulation Unit Value, End of Period                                         $14.529    $16.429    $17.043
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.023    $13.055    $13.756
Accumulation Unit Value, End of Period                                         $13.055    $13.756    $14.152
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.425    $12.046    $12.769
Accumulation Unit Value, End of Period                                         $12.046    $12.769    $13.010
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.696    $14.015    $16.694
Accumulation Unit Value, End of Period                                         $14.015    $16.694    $17.757
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.478    $13.520    $15.709
Accumulation Unit Value, End of Period                                         $13.520    $15.709    $17.259
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.595    $12.360    $12.717
Accumulation Unit Value, End of Period                                         $12.360    $12.717    $13.168
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.096
Accumulation Unit Value, End of Period                                              --    $11.096    $12.078
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.309
Accumulation Unit Value, End of Period                                              --    $11.309    $11.534
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.073    $11.702    $12.240
Accumulation Unit Value, End of Period                                         $11.702    $12.240    $12.907
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.824    $13.314    $14.884
Accumulation Unit Value, End of Period                                         $13.314    $14.884    $15.998
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.850
Accumulation Unit Value, End of Period                                         $10.000     $9.850     $9.884
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.664    $13.831    $14.915
Accumulation Unit Value, End of Period                                         $13.831    $14.915    $16.385
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.933
Accumulation Unit Value, End of Period                                              --    $10.933    $11.501
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.705
Accumulation Unit Value, End of Period                                              --    $10.705    $12.111
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.047
Accumulation Unit Value, End of Period                                         $10.000    $11.047    $12.118
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.107    $13.552    $15.791
Accumulation Unit Value, End of Period                                         $13.552    $15.791    $17.463
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.265
Accumulation Unit Value, End of Period                                              --    $11.265    $12.377
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.585    $14.466    $19.283
Accumulation Unit Value, End of Period                                         $14.466    $19.283    $22.055
Number of Units Outstanding, End of Period                                           0          0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.
















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.90% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                    2003       2004     2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $10.709  $11.193
Accumulation Unit Value, End of Period                                     $10.709    $11.193  $10.861
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $12.220  $14.280
Accumulation Unit Value, End of Period                                     $12.220    $14.280  $15.794
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000     $9.988  $10.187
Accumulation Unit Value, End of Period                                      $9.988    $10.187  $10.191
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $11.314  $12.662
Accumulation Unit Value, End of Period                                     $11.314    $12.662  $13.517
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $11.220  $12.666
Accumulation Unit Value, End of Period                                     $11.220    $12.666  $12.867
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $11.395  $13.033
Accumulation Unit Value, End of Period                                     $11.395    $13.033  $14.589
Number of Units Outstanding, End of Period                                       0          0        0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $12.187  $14.818
Accumulation Unit Value, End of Period                                     $12.187    $14.818  $16.237
Number of Units Outstanding, End of Period                                       0          0        0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.780    $13.343  $14.451
Accumulation Unit Value, End of Period                                     $13.343    $14.451  $14.647
Number of Units Outstanding, End of Period                                       0          0        0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.202
Accumulation Unit Value, End of Period                                          --    $11.202  $11.145
Number of Units Outstanding, End of Period                                      --          0        0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.512
Accumulation Unit Value, End of Period                                          --    $10.512  $10.402
Number of Units Outstanding, End of Period                                      --          0        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.432    $14.509  $17.579
Accumulation Unit Value, End of Period                                     $14.509    $17.579  $18.722
Number of Units Outstanding, End of Period                                       0          0        0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.218
Accumulation Unit Value, End of Period                                          --    $10.218  $10.245
Number of Units Outstanding, End of Period                                      --          0        0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.359    $12.640  $13.939
Accumulation Unit Value, End of Period                                     $12.640    $13.939  $15.089
Number of Units Outstanding, End of Period                                       0          0        0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $13.243    $16.813  $20.529
Accumulation Unit Value, End of Period                                     $16.813    $20.529  $25.615
Number of Units Outstanding, End of Period                                       0          0        0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.547    $13.549  $15.724
Accumulation Unit Value, End of Period                                     $13.549    $15.724  $16.961
Number of Units Outstanding, End of Period                                       0          0        0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.898
Accumulation Unit Value, End of Period                                          --    $10.898  $11.413
Number of Units Outstanding, End of Period                                      --          0        0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.349
Accumulation Unit Value, End of Period                                          --    $10.349  $10.266
Number of Units Outstanding, End of Period                                      --          0        0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.882
Accumulation Unit Value, End of Period                                          --    $10.882  $11.001
Number of Units Outstanding, End of Period                                      --          0        0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.130
Accumulation Unit Value, End of Period                                          --    $11.130  $11.402
Number of Units Outstanding, End of Period                                      --          0        0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.113
Accumulation Unit Value, End of Period                                          --    $11.113  $11.776
Number of Units Outstanding, End of Period                                      --          0        0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.980    $13.047  $14.025
Accumulation Unit Value, End of Period                                     $13.047    $14.025  $14.237
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.097    $12.256  $12.794
Accumulation Unit Value, End of Period                                     $12.256    $12.794  $13.136
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.097
Accumulation Unit Value, End of Period                                          --    $10.097  $10.118
Number of Units Outstanding, End of Period                                      --          0        0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.752    $14.183  $16.508
Accumulation Unit Value, End of Period                                     $14.183    $16.508  $18.437
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.172    $12.911  $13.745
Accumulation Unit Value, End of Period                                     $12.911    $13.745  $13.728
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.434    $12.588  $13.452
Accumulation Unit Value, End of Period                                     $12.588    $13.452  $13.928
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.618    $14.610  $17.048
Accumulation Unit Value, End of Period                                     $14.610    $17.048  $18.315
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                               $12.208    $12.345  $14.436
Accumulation Unit Value, End of Period                                     $12.345    $14.436  $15.829
Number of Units Outstanding, End of Period                                       0          0        0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.427    $12.093  $12.839
Accumulation Unit Value, End of Period                                     $12.093    $12.839  $12.883
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.561    $12.387  $13.233
Accumulation Unit Value, End of Period                                     $12.387    $13.233  $13.861
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.192    $13.456  $14.638
Accumulation Unit Value, End of Period                                     $13.456    $14.638  $15.083
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $10.968    $11.261  $11.812
Accumulation Unit Value, End of Period                                     $11.261    $11.812  $13.092
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.379    $13.296  $14.391
Accumulation Unit Value, End of Period                                     $13.296    $14.391  $14.527
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.450    $10.404  $10.638
Accumulation Unit Value, End of Period                                     $10.404    $10.638  $10.662
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.432    $13.333  $15.169
Accumulation Unit Value, End of Period                                     $13.333    $15.169  $16.664
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.766    $12.944  $14.276
Accumulation Unit Value, End of Period                                     $12.944    $14.276  $15.209
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                $9.896     $9.817   $9.675
Accumulation Unit Value, End of Period                                      $9.817     $9.675   $9.713
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.402    $13.447  $14.523
Accumulation Unit Value, End of Period                                     $13.447    $14.523  $15.643
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.763    $14.520  $16.410
Accumulation Unit Value, End of Period                                     $14.520    $16.410  $17.015
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.018    $13.047  $13.741
Accumulation Unit Value, End of Period                                     $13.047    $13.741  $14.129
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.420    $12.039  $12.755
Accumulation Unit Value, End of Period                                     $12.039    $12.755  $12.988
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                               $12.691    $14.006  $16.675
Accumulation Unit Value, End of Period                                     $14.006    $16.675  $17.728
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $12.474    $13.512  $15.691
Accumulation Unit Value, End of Period                                     $13.512    $15.691  $17.231
Number of Units Outstanding, End of Period                                       0          0        0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.590    $12.353  $12.703
Accumulation Unit Value, End of Period                                     $12.353    $12.703  $13.146
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.092
Accumulation Unit Value, End of Period                                          --    $11.092  $12.068
Number of Units Outstanding, End of Period                                      --          0        0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.305
Accumulation Unit Value, End of Period                                          --    $11.305  $11.524
Number of Units Outstanding, End of Period                                      --          0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.068    $11.695  $12.226
Accumulation Unit Value, End of Period                                     $11.695    $12.226  $12.886
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $11.819    $13.306  $14.867
Accumulation Unit Value, End of Period                                     $13.306    $14.867  $15.972
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                               $10.000    $10.000   $9.845
Accumulation Unit Value, End of Period                                     $10.000     $9.845   $9.874
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.659    $13.823  $14.898
Accumulation Unit Value, End of Period                                     $13.823    $14.898  $16.358
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.929
Accumulation Unit Value, End of Period                                          --    $10.929  $11.492
Number of Units Outstanding, End of Period                                      --          0        0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $10.701
Accumulation Unit Value, End of Period                                          --    $10.701  $12.100
Number of Units Outstanding, End of Period                                      --          0        0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $10.000    $10.000  $11.041
Accumulation Unit Value, End of Period                                     $10.000    $11.041  $12.106
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --         --       --
Accumulation Unit Value, End of Period                                          --         --       --
Number of Units Outstanding, End of Period                                      --         --       --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.106    $13.547  $15.778
Accumulation Unit Value, End of Period                                     $13.547    $15.778  $17.439
Number of Units Outstanding, End of Period                                       0          0        0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                    --    $10.000  $11.261
Accumulation Unit Value, End of Period                                          --    $11.261  $12.366
Number of Units Outstanding, End of Period                                      --          0        0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                               $12.580    $14.457  $19.261
Accumulation Unit Value, End of Period                                     $14.457    $19.261  $22.019
Number of Units Outstanding, End of Period                                       0          0        0




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First  Offered* (With the Earnings
Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.00% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.704    $11.176
Accumulation Unit Value, End of Period                                         $10.704    $11.176    $10.834
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.215    $14.259
Accumulation Unit Value, End of Period                                         $12.215    $14.259    $15.755
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.983    $10.172
Accumulation Unit Value, End of Period                                          $9.983    $10.172    $10.165
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.308    $12.643
Accumulation Unit Value, End of Period                                         $11.308    $12.643    $13.483
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.215    $12.647
Accumulation Unit Value, End of Period                                         $11.215    $12.647    $12.835
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.390    $13.014
Accumulation Unit Value, End of Period                                         $11.390    $13.014    $14.553
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.181    $14.796
Accumulation Unit Value, End of Period                                         $12.181    $14.796    $16.196
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.771    $13.326    $14.418
Accumulation Unit Value, End of Period                                         $13.326    $14.418    $14.599
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.194
Accumulation Unit Value, End of Period                                              --    $11.194    $11.126
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.509
Accumulation Unit Value, End of Period                                              --    $10.509    $10.389
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.422    $14.491    $17.540
Accumulation Unit Value, End of Period                                         $14.491    $17.540    $18.661
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.211
Accumulation Unit Value, End of Period                                              --    $10.211    $10.228
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.350    $12.624    $13.908
Accumulation Unit Value, End of Period                                         $12.624    $13.908    $15.040
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.233    $16.792    $20.483
Accumulation Unit Value, End of Period                                         $16.792    $20.483    $25.531
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.538    $13.532    $15.688
Accumulation Unit Value, End of Period                                         $13.532    $15.688    $16.906
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.895
Accumulation Unit Value, End of Period                                              --    $10.895    $11.398
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.347
Accumulation Unit Value, End of Period                                              --    $10.347    $10.253
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.880
Accumulation Unit Value, End of Period                                              --    $10.880    $10.988
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.127
Accumulation Unit Value, End of Period                                              --    $11.127    $11.388
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.110
Accumulation Unit Value, End of Period                                              --    $11.110    $11.761
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.971    $13.031    $13.994
Accumulation Unit Value, End of Period                                         $13.031    $13.994    $14.191
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.095    $12.248    $12.772
Accumulation Unit Value, End of Period                                         $12.248    $12.772    $13.100
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.095
Accumulation Unit Value, End of Period                                              --    $10.095    $10.105
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.743    $14.165    $16.471
Accumulation Unit Value, End of Period                                         $14.165    $16.471    $18.376
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.163    $12.895    $13.714
Accumulation Unit Value, End of Period                                         $12.895    $13.714    $13.683
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.426    $12.572    $13.422
Accumulation Unit Value, End of Period                                         $12.572    $13.422    $13.882
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.608    $14.592    $17.010
Accumulation Unit Value, End of Period                                         $14.592    $17.010    $18.255
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.199    $12.330    $14.403
Accumulation Unit Value, End of Period                                         $12.330    $14.403    $15.778
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.418    $12.078    $12.810
Accumulation Unit Value, End of Period                                         $12.078    $12.810    $12.841
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.552    $12.372    $13.203
Accumulation Unit Value, End of Period                                         $12.372    $13.203    $13.815
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.183    $13.439    $14.605
Accumulation Unit Value, End of Period                                         $13.439    $14.605    $15.033
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.960    $11.247    $11.785
Accumulation Unit Value, End of Period                                         $11.247    $11.785    $13.049
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.369    $13.280    $14.358
Accumulation Unit Value, End of Period                                         $13.280    $14.358    $14.479
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.442    $10.391    $10.614
Accumulation Unit Value, End of Period                                         $10.391    $10.614    $10.628
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.423    $13.317    $15.134
Accumulation Unit Value, End of Period                                         $13.317    $15.134    $16.610
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.757    $12.928    $14.243
Accumulation Unit Value, End of Period                                         $12.928    $14.243    $15.159
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.888     $9.805     $9.653
Accumulation Unit Value, End of Period                                          $9.805     $9.653     $9.681
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.393    $13.430    $14.490
Accumulation Unit Value, End of Period                                         $13.430    $14.490    $15.591
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.753    $14.502    $16.373
Accumulation Unit Value, End of Period                                         $14.502    $16.373    $16.959
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.009    $13.031    $13.710
Accumulation Unit Value, End of Period                                         $13.031    $13.710    $14.082
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.411    $12.024    $12.726
Accumulation Unit Value, End of Period                                         $12.024    $12.726    $12.946
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.682    $13.989    $16.638
Accumulation Unit Value, End of Period                                         $13.989    $16.638    $17.670
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.464    $13.495    $15.656
Accumulation Unit Value, End of Period                                         $13.495    $15.656    $17.175
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.581    $12.337    $12.674
Accumulation Unit Value, End of Period                                         $12.337    $12.674    $13.103
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.084
Accumulation Unit Value, End of Period                                              --    $11.084    $12.047
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.297
Accumulation Unit Value, End of Period                                              --    $11.297    $11.505
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.060    $11.680    $12.199
Accumulation Unit Value, End of Period                                         $11.680    $12.199    $12.844
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.810    $13.289    $14.833
Accumulation Unit Value, End of Period                                         $13.289    $14.833    $15.920
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.835
Accumulation Unit Value, End of Period                                         $10.000     $9.835     $9.854
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.650    $13.806    $14.864
Accumulation Unit Value, End of Period                                         $13.806    $14.864    $16.304
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.922
Accumulation Unit Value, End of Period                                              --    $10.922    $11.472
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.694
Accumulation Unit Value, End of Period                                              --    $10.694    $12.080
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.030
Accumulation Unit Value, End of Period                                         $10.000    $11.030    $12.081
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.103    $13.538    $15.751
Accumulation Unit Value, End of Period                                         $13.538    $15.751    $17.392
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.254
Accumulation Unit Value, End of Period                                              --    $11.254    $12.345
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.570    $14.439    $19.218
Accumulation Unit Value, End of Period                                         $14.439    $19.218    $21.947
Number of Units Outstanding, End of Period                                           0          0          0


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------


* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.05% and Administrative Expense Charge of 0.19%.


For the Years Beginning January 1* and Ending December 31,                      2003       2004         2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.701      $11.168
Accumulation Unit Value, End of Period                                       $10.701    $11.168      $10.821
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.212      $14.248
Accumulation Unit Value, End of Period                                       $12.212    $14.248      $15.735
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000     $9.981      $10.164
Accumulation Unit Value, End of Period                                        $9.981    $10.164      $10.152
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.306      $12.633
Accumulation Unit Value, End of Period                                       $11.306    $12.633      $13.466
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.212      $12.638
Accumulation Unit Value, End of Period                                       $11.212    $12.638      $12.818
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $11.387      $13.004
Accumulation Unit Value, End of Period                                       $11.387    $13.004      $14.534
Number of Units Outstanding, End of Period                                         0          0            0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $12.178      $14.785
Accumulation Unit Value, End of Period                                       $12.178    $14.785      $16.175
Number of Units Outstanding, End of Period                                         0          0            0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.769    $13.322      $14.406
Accumulation Unit Value, End of Period                                       $13.322    $14.406      $14.579
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.191
Accumulation Unit Value, End of Period                                            --    $11.191      $11.116
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.508
Accumulation Unit Value, End of Period                                            --    $10.508      $10.382
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.421    $14.486      $17.525
Accumulation Unit Value, End of Period                                       $14.486    $17.525      $18.635
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.207
Accumulation Unit Value, End of Period                                            --    $10.207      $10.219
Number of Units Outstanding, End of Period                                        --          0            0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.349    $12.620      $13.896
Accumulation Unit Value, End of Period                                       $12.620    $13.896      $15.019
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $13.231    $16.786      $20.465
Accumulation Unit Value, End of Period                                       $16.786    $20.465      $25.496
Number of Units Outstanding, End of Period                                         0          0            0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.537    $13.527      $15.675
Accumulation Unit Value, End of Period                                       $13.527    $15.675      $16.883
Number of Units Outstanding, End of Period                                         0          0            0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.894
Accumulation Unit Value, End of Period                                            --    $10.894      $11.391
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.346
Accumulation Unit Value, End of Period                                            --    $10.346      $10.247
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.878
Accumulation Unit Value, End of Period                                            --    $10.878      $10.981
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.126
Accumulation Unit Value, End of Period                                            --    $11.126      $11.380
Number of Units Outstanding, End of Period                                        --          0            0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.109
Accumulation Unit Value, End of Period                                            --    $11.109      $11.754
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.970    $13.026      $13.982
Accumulation Unit Value, End of Period                                       $13.026    $13.982      $14.171
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.094    $12.243      $12.761
Accumulation Unit Value, End of Period                                       $12.243    $12.761      $13.083
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.093
Accumulation Unit Value, End of Period                                            --    $10.093      $10.098
Number of Units Outstanding, End of Period                                        --          0            0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.742    $14.160      $16.456
Accumulation Unit Value, End of Period                                       $14.160    $16.456      $18.351
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.162    $12.890      $13.702
Accumulation Unit Value, End of Period                                       $12.890    $13.702      $13.665
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.424    $12.568      $13.410
Accumulation Unit Value, End of Period                                       $12.568    $13.410      $13.863
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.607    $14.587      $16.995
Accumulation Unit Value, End of Period                                       $14.587    $16.995      $18.230
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                 $12.197    $12.326      $14.391
Accumulation Unit Value, End of Period                                       $12.326    $14.391      $15.756
Number of Units Outstanding, End of Period                                         0          0            0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.417    $12.074      $12.799
Accumulation Unit Value, End of Period                                       $12.074    $12.799      $12.823
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.551    $12.367      $13.192
Accumulation Unit Value, End of Period                                       $12.367    $13.192      $13.796
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.182    $13.434      $14.593
Accumulation Unit Value, End of Period                                       $13.434    $14.593      $15.013
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $10.959    $11.244      $11.775
Accumulation Unit Value, End of Period                                       $11.244    $11.775      $13.031
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.368    $13.275      $14.346
Accumulation Unit Value, End of Period                                       $13.275    $14.346      $14.460
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.441    $10.388      $10.605
Accumulation Unit Value, End of Period                                       $10.388    $10.605      $10.613
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.422    $13.312      $15.122
Accumulation Unit Value, End of Period                                       $13.312    $15.122      $16.587
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.756    $12.923      $14.231
Accumulation Unit Value, End of Period                                       $12.923    $14.231      $15.138
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                  $9.887     $9.801       $9.645
Accumulation Unit Value, End of Period                                        $9.801     $9.645       $9.668
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.392    $13.425      $14.478
Accumulation Unit Value, End of Period                                       $13.425    $14.478      $15.570
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.751    $14.497      $16.359
Accumulation Unit Value, End of Period                                       $14.497    $16.359      $16.936
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.008    $13.027      $13.698
Accumulation Unit Value, End of Period                                       $13.027    $13.698      $14.063
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.410    $12.020      $12.715
Accumulation Unit Value, End of Period                                       $12.020    $12.715      $12.928
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                 $12.680    $13.984      $16.624
Accumulation Unit Value, End of Period                                       $13.984    $16.624      $17.646
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $12.463    $13.491      $15.643
Accumulation Unit Value, End of Period                                       $13.491    $15.643      $17.151
Number of Units Outstanding, End of Period                                         0          0            0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.580    $12.333      $12.664
Accumulation Unit Value, End of Period                                       $12.333    $12.664      $13.086
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.081
Accumulation Unit Value, End of Period                                            --    $11.081      $12.037
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.293
Accumulation Unit Value, End of Period                                            --    $11.293      $11.495
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.059    $11.676      $12.188
Accumulation Unit Value, End of Period                                       $11.676    $12.188      $12.826
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $11.809    $13.284      $14.821
Accumulation Unit Value, End of Period                                       $13.284    $14.821      $15.898
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000       $9.830
Accumulation Unit Value, End of Period                                       $10.000     $9.830       $9.844
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.648    $13.801      $14.852
Accumulation Unit Value, End of Period                                       $13.801    $14.852      $16.282
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.918
Accumulation Unit Value, End of Period                                            --    $10.918      $11.462
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $10.690
Accumulation Unit Value, End of Period                                            --    $10.690      $12.069
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $10.000    $10.000      $11.024
Accumulation Unit Value, End of Period                                       $10.000    $11.024      $12.069
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --         --           --
Accumulation Unit Value, End of Period                                            --         --           --
Number of Units Outstanding, End of Period                                        --         --           --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.102    $13.533      $15.737
Accumulation Unit Value, End of Period                                       $13.533    $15.737      $17.368
Number of Units Outstanding, End of Period                                         0          0            0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      --    $10.000      $11.250
Accumulation Unit Value, End of Period                                            --    $11.250      $12.335
Number of Units Outstanding, End of Period                                        --          0            0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                 $12.569    $14.434      $19.201
Accumulation Unit Value, End of Period                                       $14.434    $19.201      $21.917
Number of Units Outstanding, End of Period                                         0          0            0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.10% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003     2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.699    $11.160
Accumulation Unit Value, End of Period                                         $10.699  $11.160    $10.807
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $12.209    $14.237
Accumulation Unit Value, End of Period                                         $12.209  $14.237    $15.715
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000   $9.979    $10.157
Accumulation Unit Value, End of Period                                          $9.979  $10.157    $10.140
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.303    $12.624
Accumulation Unit Value, End of Period                                         $11.303  $12.624    $13.449
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.210    $12.628
Accumulation Unit Value, End of Period                                         $11.210  $12.628    $12.802
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $11.384    $12.994
Accumulation Unit Value, End of Period                                         $11.384  $12.994    $14.516
Number of Units Outstanding, End of Period                                           0        0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $12.175    $14.774
Accumulation Unit Value, End of Period                                         $12.175  $14.774    $16.155
Number of Units Outstanding, End of Period                                           0        0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.775  $13.325    $14.401
Accumulation Unit Value, End of Period                                         $13.325  $14.401    $14.567
Number of Units Outstanding, End of Period                                           0        0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.187
Accumulation Unit Value, End of Period                                              --  $11.187    $11.107
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.507
Accumulation Unit Value, End of Period                                              --  $10.507    $10.375
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.427  $14.489    $17.519
Accumulation Unit Value, End of Period                                         $14.489  $17.519    $18.620
Number of Units Outstanding, End of Period                                           0        0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.204
Accumulation Unit Value, End of Period                                              --  $10.204    $10.211
Number of Units Outstanding, End of Period                                          --        0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.354  $12.623    $13.892
Accumulation Unit Value, End of Period                                         $12.623  $13.892    $15.007
Number of Units Outstanding, End of Period                                           0        0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.237  $16.790    $20.459
Accumulation Unit Value, End of Period                                         $16.790  $20.459    $25.476
Number of Units Outstanding, End of Period                                           0        0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.542  $13.530    $15.670
Accumulation Unit Value, End of Period                                         $13.530  $15.670    $16.869
Number of Units Outstanding, End of Period                                           0        0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.893
Accumulation Unit Value, End of Period                                              --  $10.893    $11.384
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.344
Accumulation Unit Value, End of Period                                              --  $10.344    $10.240
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.877
Accumulation Unit Value, End of Period                                              --  $10.877    $10.974
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.125
Accumulation Unit Value, End of Period                                              --  $11.125    $11.373
Number of Units Outstanding, End of Period                                          --        0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.108
Accumulation Unit Value, End of Period                                              --  $11.108    $11.746
Number of Units Outstanding, End of Period                                          --        0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.975  $13.029    $13.978
Accumulation Unit Value, End of Period                                         $13.029  $13.978    $14.160
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.093  $12.239    $12.750
Accumulation Unit Value, End of Period                                         $12.239  $12.750    $13.065
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.092
Accumulation Unit Value, End of Period                                              --  $10.092    $10.092
Number of Units Outstanding, End of Period                                          --        0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.747  $14.163    $16.452
Accumulation Unit Value, End of Period                                         $14.163  $16.452    $18.336
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.167  $12.893    $13.698
Accumulation Unit Value, End of Period                                         $12.893  $13.698    $13.654
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.430  $12.571    $13.406
Accumulation Unit Value, End of Period                                         $12.571  $13.406    $13.852
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.613  $14.590    $16.990
Accumulation Unit Value, End of Period                                         $14.590  $16.990    $18.215
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.203  $12.328    $14.387
Accumulation Unit Value, End of Period                                         $12.328  $14.387    $15.743
Number of Units Outstanding, End of Period                                           0        0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.422  $12.076    $12.795
Accumulation Unit Value, End of Period                                         $12.076  $12.795    $12.813
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.556  $12.370    $13.188
Accumulation Unit Value, End of Period                                         $12.370  $13.188    $13.785
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.187  $13.437    $14.588
Accumulation Unit Value, End of Period                                         $13.437  $14.588    $15.001
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.964  $11.246    $11.771
Accumulation Unit Value, End of Period                                         $11.246  $11.771    $13.020
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.374  $13.278    $14.342
Accumulation Unit Value, End of Period                                         $13.278  $14.342    $14.448
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.445  $10.390    $10.602
Accumulation Unit Value, End of Period                                         $10.390  $10.602    $10.604
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.427  $13.315    $15.117
Accumulation Unit Value, End of Period                                         $13.315  $15.117    $16.574
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.761  $12.926    $14.227
Accumulation Unit Value, End of Period                                         $12.926  $14.227    $15.126
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.892   $9.803     $9.642
Accumulation Unit Value, End of Period                                          $9.803   $9.642     $9.660
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.397  $13.428    $14.473
Accumulation Unit Value, End of Period                                         $13.428  $14.473    $15.557
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.757  $14.500    $16.354
Accumulation Unit Value, End of Period                                         $14.500  $16.354    $16.923
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.013  $13.030    $13.694
Accumulation Unit Value, End of Period                                         $13.030  $13.694    $14.052
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.415  $12.022    $12.711
Accumulation Unit Value, End of Period                                         $12.022  $12.711    $12.918
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.686  $13.987    $16.619
Accumulation Unit Value, End of Period                                         $13.987  $16.619    $17.632
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.468  $13.494    $15.638
Accumulation Unit Value, End of Period                                         $13.494  $15.638    $17.137
Number of Units Outstanding, End of Period                                           0        0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.585  $12.336    $12.660
Accumulation Unit Value, End of Period                                         $12.336  $12.660    $13.075
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.077
Accumulation Unit Value, End of Period                                              --  $11.077    $12.027
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.289
Accumulation Unit Value, End of Period                                              --  $11.289    $11.485
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.064  $11.679    $12.185
Accumulation Unit Value, End of Period                                         $11.679  $12.185    $12.816
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.814  $13.287    $14.816
Accumulation Unit Value, End of Period                                         $13.287  $14.816    $15.885
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.000     $9.825
Accumulation Unit Value, End of Period                                         $10.000   $9.825     $9.834
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.654  $13.804    $14.847
Accumulation Unit Value, End of Period                                         $13.804  $14.847    $16.269
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.915
Accumulation Unit Value, End of Period                                              --  $10.915    $11.452
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $10.687
Accumulation Unit Value, End of Period                                              --  $10.687    $12.059
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000  $10.000    $11.019
Accumulation Unit Value, End of Period                                         $10.000  $11.019    $12.057
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --       --         --
Accumulation Unit Value, End of Period                                              --       --         --
Number of Units Outstanding, End of Period                                          --       --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.101  $13.529    $15.724
Accumulation Unit Value, End of Period                                         $13.529  $15.724    $17.345
Number of Units Outstanding, End of Period                                           0        0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --  $10.000    $11.246
Accumulation Unit Value, End of Period                                              --  $11.246    $12.324
Number of Units Outstanding, End of Period                                          --        0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.575  $14.437    $19.196
Accumulation Unit Value, End of Period                                         $14.437  $19.196    $21.900
Number of Units Outstanding, End of Period                                           0        0          0



(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.













Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary  Protection  (Annual  Increase)  Option and the Earnings  Protection
Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.15% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                             2003    2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.696    $11.151
Accumulation Unit Value, End of Period                                              $10.696 $11.151    $10.793
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $12.206    $14.227
Accumulation Unit Value, End of Period                                              $12.206 $14.227    $15.695
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000  $9.976    $10.149
Accumulation Unit Value, End of Period                                               $9.976 $10.149    $10.127
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.300    $12.614
Accumulation Unit Value, End of Period                                              $11.300 $12.614    $13.432
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.207    $12.619
Accumulation Unit Value, End of Period                                              $11.207 $12.619    $12.786
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $11.382    $12.985
Accumulation Unit Value, End of Period                                              $11.382 $12.985    $14.498
Number of Units Outstanding, End of Period                                                0       0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $12.172    $14.763
Accumulation Unit Value, End of Period                                              $12.172 $14.763    $16.135
Number of Units Outstanding, End of Period                                                0       0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.757 $13.302    $14.369
Accumulation Unit Value, End of Period                                              $13.302 $14.369    $14.527
Number of Units Outstanding, End of Period                                                0       0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.183
Accumulation Unit Value, End of Period                                                   -- $11.183    $11.097
Number of Units Outstanding, End of Period                                               --       0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.505
Accumulation Unit Value, End of Period                                                   -- $10.505    $10.369
Number of Units Outstanding, End of Period                                               --       0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.408 $14.464    $17.480
Accumulation Unit Value, End of Period                                              $14.464 $17.480    $18.569
Number of Units Outstanding, End of Period                                                0       0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.200
Accumulation Unit Value, End of Period                                                   -- $10.200    $10.202
Number of Units Outstanding, End of Period                                               --       0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.337 $12.601    $13.861
Accumulation Unit Value, End of Period                                              $12.601 $13.861    $14.966
Number of Units Outstanding, End of Period                                                0       0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $13.217 $16.761    $20.413
Accumulation Unit Value, End of Period                                              $16.761 $20.413    $25.406
Number of Units Outstanding, End of Period                                                0       0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.525 $13.507    $15.635
Accumulation Unit Value, End of Period                                              $13.507 $15.635    $16.823
Number of Units Outstanding, End of Period                                                0       0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.891
Accumulation Unit Value, End of Period                                                   -- $10.891    $11.376
Number of Units Outstanding, End of Period                                               --       0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.343
Accumulation Unit Value, End of Period                                                   -- $10.343    $10.234
Number of Units Outstanding, End of Period                                               --       0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.875
Accumulation Unit Value, End of Period                                                   -- $10.875    $10.967
Number of Units Outstanding, End of Period                                               --       0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.123
Accumulation Unit Value, End of Period                                                   -- $11.123    $11.366
Number of Units Outstanding, End of Period                                               --       0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.106
Accumulation Unit Value, End of Period                                                   -- $11.106    $11.739
Number of Units Outstanding, End of Period                                               --       0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.957 $13.007    $13.946
Accumulation Unit Value, End of Period                                              $13.007 $13.946    $14.121
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.091 $12.235    $12.739
Accumulation Unit Value, End of Period                                              $12.235 $12.739    $13.047
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.091
Accumulation Unit Value, End of Period                                                   -- $10.091    $10.085
Number of Units Outstanding, End of Period                                               --       0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.729 $14.139    $16.415
Accumulation Unit Value, End of Period                                              $14.139 $16.415    $18.286
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.149 $12.871    $13.667
Accumulation Unit Value, End of Period                                              $12.871 $13.667    $13.616
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.412 $12.549    $13.376
Accumulation Unit Value, End of Period                                              $12.549 $13.376    $13.814
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.594 $14.565    $16.952
Accumulation Unit Value, End of Period                                              $14.565 $16.952    $18.165
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                        $12.185 $12.307    $14.355
Accumulation Unit Value, End of Period                                              $12.307 $14.355    $15.700
Number of Units Outstanding, End of Period                                                0       0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.405 $12.055    $12.766
Accumulation Unit Value, End of Period                                              $12.055 $12.766    $12.777
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.539 $12.349    $13.158
Accumulation Unit Value, End of Period                                              $12.349 $13.158    $13.747
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.169 $13.414    $14.556
Accumulation Unit Value, End of Period                                              $13.414 $14.556    $14.959
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $10.947 $11.227    $11.745
Accumulation Unit Value, End of Period                                              $11.227 $11.745    $12.985
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.355 $13.255    $14.310
Accumulation Unit Value, End of Period                                              $13.255 $14.310    $14.408
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.430 $10.372    $10.578
Accumulation Unit Value, End of Period                                              $10.372 $10.578    $10.575
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.410 $13.292    $15.083
Accumulation Unit Value, End of Period                                              $13.292 $15.083    $16.528
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.744 $12.904    $14.195
Accumulation Unit Value, End of Period                                              $12.904 $14.195    $15.085
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                         $9.877  $9.786     $9.620
Accumulation Unit Value, End of Period                                               $9.786  $9.620     $9.634
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.379 $13.405    $14.441
Accumulation Unit Value, End of Period                                              $13.405 $14.441    $15.515
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.738 $14.475    $16.318
Accumulation Unit Value, End of Period                                              $14.475 $16.318    $16.876
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $11.995 $13.007    $13.663
Accumulation Unit Value, End of Period                                              $13.007 $13.663    $14.013
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.398 $12.001    $12.683
Accumulation Unit Value, End of Period                                              $12.001 $12.683    $12.882
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                        $12.667 $13.963    $16.581
Accumulation Unit Value, End of Period                                              $13.963 $16.581    $17.583
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $12.450 $13.470    $15.603
Accumulation Unit Value, End of Period                                              $13.470 $15.603    $17.090
Number of Units Outstanding, End of Period                                                0       0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.568 $12.314    $12.631
Accumulation Unit Value, End of Period                                              $12.314 $12.631    $13.039
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.073
Accumulation Unit Value, End of Period                                                   -- $11.073    $12.017
Number of Units Outstanding, End of Period                                               --       0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.285
Accumulation Unit Value, End of Period                                                   -- $11.285    $11.475
Number of Units Outstanding, End of Period                                               --       0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.047 $11.658    $12.157
Accumulation Unit Value, End of Period                                              $11.658 $12.157    $12.781
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $11.797 $13.264    $14.783
Accumulation Unit Value, End of Period                                              $13.264 $14.783    $15.841
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.000     $9.820
Accumulation Unit Value, End of Period                                              $10.000  $9.820     $9.824
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.635 $13.780    $14.814
Accumulation Unit Value, End of Period                                              $13.780 $14.814    $16.224
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.911
Accumulation Unit Value, End of Period                                                   -- $10.911    $11.443
Number of Units Outstanding, End of Period                                               --       0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $10.683
Accumulation Unit Value, End of Period                                                   -- $10.683    $12.049
Number of Units Outstanding, End of Period                                               --       0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $10.000 $10.000    $11.013
Accumulation Unit Value, End of Period                                              $10.000 $11.013    $12.044
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             --      --         --
Accumulation Unit Value, End of Period                                                   --      --         --
Number of Units Outstanding, End of Period                                               --      --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.099 $13.524    $15.711
Accumulation Unit Value, End of Period                                              $13.524 $15.711    $17.321
Number of Units Outstanding, End of Period                                                0       0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                             -- $10.000    $11.242
Accumulation Unit Value, End of Period                                                   -- $11.242    $12.314
Number of Units Outstanding, End of Period                                               --       0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        $12.556 $14.413    $19.153
Accumulation Unit Value, End of Period                                              $14.413 $19.153    $21.839
Number of Units Outstanding, End of Period                                                0       0          0


(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable  Sub-Account  Since  Contracts  Were First Offered* (With the MAV Death
Benefit Option and the Earnings Protection Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.20% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.694    $11.143
Accumulation Unit Value, End of Period                                         $10.694    $11.143    $10.780
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.203    $14.216
Accumulation Unit Value, End of Period                                         $12.203    $14.216    $15.676
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.974    $10.142
Accumulation Unit Value, End of Period                                          $9.974    $10.142    $10.114
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.298    $12.605
Accumulation Unit Value, End of Period                                         $11.298    $12.605    $13.415
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.204    $12.609
Accumulation Unit Value, End of Period                                         $11.204    $12.609    $12.770
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.379    $12.975
Accumulation Unit Value, End of Period                                         $11.379    $12.975    $14.480
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.170    $14.752
Accumulation Unit Value, End of Period                                         $12.170    $14.752    $16.115
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.756    $13.297    $14.357
Accumulation Unit Value, End of Period                                         $13.297    $14.357    $14.507
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.179
Accumulation Unit Value, End of Period                                              --    $11.179    $11.088
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.504
Accumulation Unit Value, End of Period                                              --    $10.504    $10.362
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.407    $14.459    $17.465
Accumulation Unit Value, End of Period                                         $14.459    $17.465    $18.544
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.197
Accumulation Unit Value, End of Period                                              --    $10.197    $10.193
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.336    $12.596    $13.849
Accumulation Unit Value, End of Period                                         $12.596    $13.849    $14.946
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.216    $16.755    $20.396
Accumulation Unit Value, End of Period                                         $16.755    $20.396    $25.371
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.524    $13.502    $15.621
Accumulation Unit Value, End of Period                                         $13.502    $15.621    $16.800
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.890
Accumulation Unit Value, End of Period                                              --    $10.890    $11.369
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.342
Accumulation Unit Value, End of Period                                              --    $10.342    $10.227
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.874
Accumulation Unit Value, End of Period                                              --    $10.874    $10.960
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.122
Accumulation Unit Value, End of Period                                              --    $11.122    $11.359
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.105
Accumulation Unit Value, End of Period                                              --    $11.105    $11.731
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.956    $13.002    $13.934
Accumulation Unit Value, End of Period                                         $13.002    $13.934    $14.102
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.090    $12.231    $12.728
Accumulation Unit Value, End of Period                                         $12.231    $12.728    $13.029
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.090
Accumulation Unit Value, End of Period                                              --    $10.090    $10.079
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.728    $14.134    $16.401
Accumulation Unit Value, End of Period                                         $14.134    $16.401    $18.261
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.148    $12.866    $13.656
Accumulation Unit Value, End of Period                                         $12.866    $13.656    $13.597
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.411    $12.545    $13.365
Accumulation Unit Value, End of Period                                         $12.545    $13.365    $13.795
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.593    $14.560    $16.938
Accumulation Unit Value, End of Period                                         $14.560    $16.938    $18.141
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.183    $12.303    $14.342
Accumulation Unit Value, End of Period                                         $12.303    $14.342    $15.679
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.404    $12.051    $12.755
Accumulation Unit Value, End of Period                                         $12.051    $12.755    $12.760
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.537    $12.344    $13.147
Accumulation Unit Value, End of Period                                         $12.344    $13.147    $13.729
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.168    $13.409    $14.543
Accumulation Unit Value, End of Period                                         $13.409    $14.543    $14.939
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.946    $11.223    $11.735
Accumulation Unit Value, End of Period                                         $11.223    $11.735    $12.967
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.354    $13.250    $14.297
Accumulation Unit Value, End of Period                                         $13.250    $14.297    $14.389
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.429    $10.368    $10.569
Accumulation Unit Value, End of Period                                         $10.368    $10.569    $10.561
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.409    $13.287    $15.070
Accumulation Unit Value, End of Period                                         $13.287    $15.070    $16.506
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.742    $12.899    $14.183
Accumulation Unit Value, End of Period                                         $12.899    $14.183    $15.064
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.876     $9.783     $9.612
Accumulation Unit Value, End of Period                                          $9.783     $9.612     $9.620
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.377    $13.400    $14.428
Accumulation Unit Value, End of Period                                         $13.400    $14.428    $15.494
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.737    $14.470    $16.304
Accumulation Unit Value, End of Period                                         $14.470    $16.304    $16.853
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $11.994    $13.003    $13.652
Accumulation Unit Value, End of Period                                         $13.003    $13.652    $13.994
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.397    $11.997    $12.672
Accumulation Unit Value, End of Period                                         $11.997    $12.672    $12.865
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.666    $13.958    $16.567
Accumulation Unit Value, End of Period                                         $13.958    $16.567    $17.559
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.448    $13.466    $15.590
Accumulation Unit Value, End of Period                                         $13.466    $15.590    $17.067
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.567    $12.310    $12.621
Accumulation Unit Value, End of Period                                         $12.310    $12.621    $13.021
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.069
Accumulation Unit Value, End of Period                                              --    $11.069    $12.006
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.282
Accumulation Unit Value, End of Period                                              --    $11.282    $11.465
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.046    $11.654    $12.147
Accumulation Unit Value, End of Period                                         $11.654    $12.147    $12.763
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.796    $13.260    $14.771
Accumulation Unit Value, End of Period                                         $13.260    $14.771    $15.820
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.815
Accumulation Unit Value, End of Period                                         $10.000     $9.815     $9.813
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.634    $13.775    $14.801
Accumulation Unit Value, End of Period                                         $13.775    $14.801    $16.202
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.907
Accumulation Unit Value, End of Period                                              --    $10.907    $11.433
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.679
Accumulation Unit Value, End of Period                                              --    $10.679    $12.039
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $11.007
Accumulation Unit Value, End of Period                                         $10.000    $11.007    $12.032
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.098    $13.520    $15.697
Accumulation Unit Value, End of Period                                         $13.520    $15.697    $17.297
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.238
Accumulation Unit Value, End of Period                                              --    $11.238    $12.303
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.555    $14.408    $19.136
Accumulation Unit Value, End of Period                                         $14.408    $19.136    $21.810
Number of Units Outstanding, End of Period                                           0          0          0




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.












Allstate  Advisor   Preferred   Contracts  with  No  Withdrawal  Charge  Option:
Accumulation  Unit Value and Number of Accumulation  Units  Outstanding for Each
Variable   Sub-Account  Since  Contracts  Were  First  Offered*  (With  Enhanced
Beneficiary  Protection  (Annual  Increase)  Option and the Earnings  Protection
Death Benefit Option (age 71-79))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.30% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                           2003      2004          2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.689       $11.126
Accumulation Unit Value, End of Period                                            $10.689   $11.126       $10.753
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $12.197       $14.195
Accumulation Unit Value, End of Period                                            $12.197   $14.195       $15.636
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000    $9.969       $10.126
Accumulation Unit Value, End of Period                                             $9.969   $10.126       $10.089
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.292       $12.586
Accumulation Unit Value, End of Period                                            $11.292   $12.586       $13.382
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.199       $12.590
Accumulation Unit Value, End of Period                                            $11.199   $12.590       $12.738
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $11.374       $12.956
Accumulation Unit Value, End of Period                                            $11.374   $12.956       $14.443
Number of Units Outstanding, End of Period                                              0         0             0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $12.164       $14.730
Accumulation Unit Value, End of Period                                            $12.164   $14.730       $16.074
Number of Units Outstanding, End of Period                                              0         0             0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.744   $13.277       $14.320
Accumulation Unit Value, End of Period                                            $13.277   $14.320       $14.456
Number of Units Outstanding, End of Period                                              0        98            98
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.171
Accumulation Unit Value, End of Period                                                 --   $11.171       $11.069
Number of Units Outstanding, End of Period                                             --         0             0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.501
Accumulation Unit Value, End of Period                                                 --   $10.501       $10.349
Number of Units Outstanding, End of Period                                             --         0             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.394   $14.437       $17.421
Accumulation Unit Value, End of Period                                            $14.437   $17.421       $18.478
Number of Units Outstanding, End of Period                                              0         0             0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.190
Accumulation Unit Value, End of Period                                                 --   $10.190       $10.176
Number of Units Outstanding, End of Period                                             --         0             0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.324   $12.577       $13.813
Accumulation Unit Value, End of Period                                            $12.577   $13.813       $14.892
Number of Units Outstanding, End of Period                                              0       204           204
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $13.202   $16.729       $20.344
Accumulation Unit Value, End of Period                                            $16.729   $20.344       $25.281
Number of Units Outstanding, End of Period                                              0         0             0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.512   $13.482       $15.582
Accumulation Unit Value, End of Period                                            $13.482   $15.582       $16.740
Number of Units Outstanding, End of Period                                              0        96            95
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.887
Accumulation Unit Value, End of Period                                                 --   $10.887       $11.355
Number of Units Outstanding, End of Period                                             --         0             0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.339
Accumulation Unit Value, End of Period                                                 --   $10.339       $10.214
Number of Units Outstanding, End of Period                                             --         0             0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.871
Accumulation Unit Value, End of Period                                                 --   $10.871       $10.946
Number of Units Outstanding, End of Period                                             --         0             0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.119
Accumulation Unit Value, End of Period                                                 --   $11.119       $11.344
Number of Units Outstanding, End of Period                                             --         0             0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.102
Accumulation Unit Value, End of Period                                                 --   $11.102       $11.716
Number of Units Outstanding, End of Period                                             --         0             0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.944   $12.982       $13.899
Accumulation Unit Value, End of Period                                            $12.982   $13.899       $14.052
Number of Units Outstanding, End of Period                                              0       152           152
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.088   $12.222       $12.707
Accumulation Unit Value, End of Period                                            $12.222   $12.707       $12.994
Number of Units Outstanding, End of Period                                              0         0             0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.087
Accumulation Unit Value, End of Period                                                 --   $10.087       $10.066
Number of Units Outstanding, End of Period                                             --         0             0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.716   $14.112       $16.359
Accumulation Unit Value, End of Period                                            $14.112   $16.359       $18.196
Number of Units Outstanding, End of Period                                              0         0             0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.135   $12.847       $13.621
Accumulation Unit Value, End of Period                                            $12.847   $13.621       $13.549
Number of Units Outstanding, End of Period                                              0         0             0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.399   $12.526       $13.331
Accumulation Unit Value, End of Period                                            $12.526   $13.331       $13.746
Number of Units Outstanding, End of Period                                              0         0             0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.580   $14.538       $16.895
Accumulation Unit Value, End of Period                                            $14.538   $16.895       $18.076
Number of Units Outstanding, End of Period                                              0        89            89
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                      $12.171   $12.284       $14.306
Accumulation Unit Value, End of Period                                            $12.284   $14.306       $15.623
Number of Units Outstanding, End of Period                                              0         0             0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.392   $12.033       $12.723
Accumulation Unit Value, End of Period                                            $12.033   $12.723       $12.715
Number of Units Outstanding, End of Period                                              0       164           163
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.525   $12.326       $13.114
Accumulation Unit Value, End of Period                                            $12.326   $13.114       $13.680
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.155   $13.389       $14.506
Accumulation Unit Value, End of Period                                            $13.389   $14.506       $14.886
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $10.935   $11.206       $11.705
Accumulation Unit Value, End of Period                                            $11.206   $11.705       $12.921
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.341   $13.230       $14.261
Accumulation Unit Value, End of Period                                            $13.230   $14.261       $14.337
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.418   $10.353       $10.542
Accumulation Unit Value, End of Period                                            $10.353   $10.542       $10.523
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.397   $13.267       $15.032
Accumulation Unit Value, End of Period                                            $13.267   $15.032       $16.447
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.730   $12.880       $14.147
Accumulation Unit Value, End of Period                                            $12.880   $14.147       $15.010
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                       $9.866    $9.768        $9.588
Accumulation Unit Value, End of Period                                             $9.768    $9.588        $9.586
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.364   $13.380       $14.392
Accumulation Unit Value, End of Period                                            $13.380   $14.392       $15.438
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.724   $14.448       $16.262
Accumulation Unit Value, End of Period                                            $14.448   $16.262       $16.793
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $11.981   $12.983       $13.617
Accumulation Unit Value, End of Period                                            $12.983   $13.617       $13.944
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.385   $11.979       $12.640
Accumulation Unit Value, End of Period                                            $11.979   $12.640       $12.819
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                      $12.653   $13.937       $16.525
Accumulation Unit Value, End of Period                                            $13.937   $16.525       $17.497
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $12.435   $13.445       $15.550
Accumulation Unit Value, End of Period                                            $13.445   $15.550       $17.006
Number of Units Outstanding, End of Period                                              0         0             0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.555   $12.291       $12.589
Accumulation Unit Value, End of Period                                            $12.291   $12.589       $12.975
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.062
Accumulation Unit Value, End of Period                                                 --   $11.062       $11.986
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.274
Accumulation Unit Value, End of Period                                                 --   $11.274       $11.446
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.034   $11.637       $12.116
Accumulation Unit Value, End of Period                                            $11.637   $12.116       $12.718
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $11.783   $13.240       $14.733
Accumulation Unit Value, End of Period                                            $13.240   $14.733       $15.763
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.000        $9.805
Accumulation Unit Value, End of Period                                            $10.000    $9.805        $9.793
Number of Units Outstanding, End of Period                                              0       131           131
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.621   $13.754       $14.764
Accumulation Unit Value, End of Period                                            $13.754   $14.764       $16.144
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.900
Accumulation Unit Value, End of Period                                                 --   $10.900       $11.413
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $10.672
Accumulation Unit Value, End of Period                                                 --   $10.672       $12.018
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $10.000   $10.000       $10.996
Accumulation Unit Value, End of Period                                            $10.000   $10.996       $12.007
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --        --            --
Accumulation Unit Value, End of Period                                                 --        --            --
Number of Units Outstanding, End of Period                                             --        --            --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.095   $13.510       $15.670
Accumulation Unit Value, End of Period                                            $13.510   $15.670       $17.250
Number of Units Outstanding, End of Period                                              0         0             0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                           --   $10.000       $11.231
Accumulation Unit Value, End of Period                                                 --   $11.231       $12.282
Number of Units Outstanding, End of Period                                             --         0             0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                      $12.542   $14.386       $19.088
Accumulation Unit Value, End of Period                                            $14.386   $19.088       $21.732
Number of Units Outstanding, End of Period                                              0        93            92




(1)  Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service
     Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.
     We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2)  Effective October 1, 2004, the Putnam VT Health Sciences - Class IB
     Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT
     Research - Class IB Sub-Account and the Putnam VT Utilities Growth and
     Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3)  Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II
     Sub-Account closed to new investments. If you invested in this Variable
     Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4)  Morgan Stanley Investment Management Inc., the adviser to the UIF
     Portfolios, does business in certain instances as Van Kampen.















Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each
Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit
Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (age 0-70))
-------------------------------------------------------------------------------

* The Contracts and all of the Variable Sub-Accounts were first offered under the Contracts on July 15, 2003, except for the following Variable Sub-Accounts:
Van Kampen LIT Money Market and Van Kampen UIF Global Franchise which were first offered under the Contracts on December 31, 2003; FTVIP Franklin Income
Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth,
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity
Growth and Van Kampen UIF U.S. Mid Cap Value which were first offered under the
Contracts on May 1, 2004; FTVIP Franklin Large Cap Growth Securities - Class 2,
Lord Abbett Series Fund - All Value, Lord Abbett Series Fund - Bond-Debenture,
Lord Abbett Series Fund - Growth and Income, Lord Abbett Series Fund - Growth
Opportunities, Lord Abbett Series Fund - Mid-Cap Value and Oppenheimer Core
Bond/VA (formerly Oppenheimer Bond/VA) which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2
Sub-Account , Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity
VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 -
Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2
Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity
VIP Index 500 - Service Class 2 Sub- Account, Fidelity VIP Mid Cap - Service
Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account, and Van Kampen UIF Mid Cap Growth, Class II, Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the
Variable Sub-Accounts first offered under the Contracts on May 1, 2006 are not shown. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 2.35% and Administrative Expense Charge of 0.19%.

For the Years Beginning January 1* and Ending December 31,                        2003       2004       2005
SUB-ACCOUNTS
STI CLASSIC CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.686    $11.118
Accumulation Unit Value, End of Period                                         $10.686    $11.118    $10.739
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.194    $14.184
Accumulation Unit Value, End of Period                                         $12.194    $14.184    $15.616
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000     $9.967    $10.119
Accumulation Unit Value, End of Period                                          $9.967    $10.119    $10.076
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP RELATIVE VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.290    $12.577
Accumulation Unit Value, End of Period                                         $11.290    $12.577    $13.365
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC LARGE CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.196    $12.581
Accumulation Unit Value, End of Period                                         $11.196    $12.581    $12.722
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC MID-CAP EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $11.371    $12.946
Accumulation Unit Value, End of Period                                         $11.371    $12.946    $14.425
Number of Units Outstanding, End of Period                                           0          0          0
STI CLASSIC SMALL CAP VALUE EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $12.161    $14.719
Accumulation Unit Value, End of Period                                         $12.161    $14.719    $16.054
Number of Units Outstanding, End of Period                                           0          0          0
FIDELITY VIP CONTRAFUND(R)  - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP GROWTH STOCK - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP INDEX 500 - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FIDELITY VIP MID CAP - SERVICE CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.752    $13.283    $14.320
Accumulation Unit Value, End of Period                                         $13.283    $14.320    $14.448
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN INCOME SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.168
Accumulation Unit Value, End of Period                                              --    $11.168    $11.059
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.500
Accumulation Unit Value, End of Period                                              --    $10.500    $10.342
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.403    $14.444    $17.421
Accumulation Unit Value, End of Period                                         $14.444    $17.421    $18.468
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP FRANKLIN U.S. GOVERNMENT-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.186
Accumulation Unit Value, End of Period                                              --    $10.186    $10.167
Number of Units Outstanding, End of Period                                          --          0          0
FTVIP MUTUAL DISCOVERY SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
FTVIP MUTUAL SHARES SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.332    $12.584    $13.813
Accumulation Unit Value, End of Period                                         $12.584    $13.813    $14.884
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $13.212    $16.738    $20.344
Accumulation Unit Value, End of Period                                         $16.738    $20.344    $25.267
Number of Units Outstanding, End of Period                                           0          0          0
FTVIP TEMPLETON FOREIGN SECURITIES-CLASS 2 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.520    $13.488    $15.581
Accumulation Unit Value, End of Period                                         $13.488    $15.581    $16.731
Number of Units Outstanding, End of Period                                           0          0          0
LORD ABBETT SERIES-ALL VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.886
Accumulation Unit Value, End of Period                                              --    $10.886    $11.347
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -BOND-DEBENTURE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.338
Accumulation Unit Value, End of Period                                              --    $10.338    $10.208
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.870
Accumulation Unit Value, End of Period                                              --    $10.870    $10.939
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.117
Accumulation Unit Value, End of Period                                              --    $11.117    $11.337
Number of Units Outstanding, End of Period                                          --          0          0
LORD ABBETT SERIES -MID-CAP VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.101
Accumulation Unit Value, End of Period                                              --    $11.101    $11.709
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER BALANCED/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.952    $12.989    $13.899
Accumulation Unit Value, End of Period                                         $12.989    $13.899    $14.044
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CAPITAL APPRECIATION/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.087    $12.218    $12.696
Accumulation Unit Value, End of Period                                         $12.218    $12.696    $12.976
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER CORE BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.086
Accumulation Unit Value, End of Period                                              --    $10.086    $10.060
Number of Units Outstanding, End of Period                                          --          0          0
OPPENHEIMER GLOBAL SECURITIES/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.724    $14.119    $16.359
Accumulation Unit Value, End of Period                                         $14.119    $16.359    $18.186
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER HIGH INCOME/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.144    $12.853    $13.621
Accumulation Unit Value, End of Period                                         $12.853    $13.621    $13.542
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.408    $12.532    $13.331
Accumulation Unit Value, End of Period                                         $12.532    $13.331    $13.739
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MAIN STREET SMALL CAP/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.589    $14.545    $16.894
Accumulation Unit Value, End of Period                                         $14.545    $16.894    $18.066
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER MIDCAP/VA-SERVICE SHARES SUB-ACCOUNT (1)
Accumulation Unit Value, Beginning of Period                                   $12.179    $12.290    $14.306
Accumulation Unit Value, End of Period                                         $12.290    $14.306    $15.614
Number of Units Outstanding, End of Period                                           0          0          0
OPPENHEIMER STRATEGIC BOND/VA-SERVICE SHARES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.400    $12.039    $12.723
Accumulation Unit Value, End of Period                                         $12.039    $12.723    $12.708
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GLOBAL ASSET ALLOCATION-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.534    $12.332    $13.113
Accumulation Unit Value, End of Period                                         $12.332    $13.113    $13.672
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT GROWTH AND INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.164    $13.395    $14.506
Accumulation Unit Value, End of Period                                         $13.395    $14.506    $14.878
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HEALTH SCIENCES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $10.943    $11.211    $11.705
Accumulation Unit Value, End of Period                                         $11.211    $11.705    $12.914
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT HIGH YIELD-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.350    $13.237    $14.261
Accumulation Unit Value, End of Period                                         $13.237    $14.261    $14.330
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INCOME-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.425    $10.358    $10.542
Accumulation Unit Value, End of Period                                         $10.358    $10.542    $10.518
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INTERNATIONAL EQUITY-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.405    $13.274    $15.032
Accumulation Unit Value, End of Period                                         $13.274    $15.032    $16.438
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT INVESTORS-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.739    $12.886    $14.147
Accumulation Unit Value, End of Period                                         $12.886    $14.147    $15.002
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT MONEY MARKET-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                    $9.873     $9.773     $9.587
Accumulation Unit Value, End of Period                                          $9.773     $9.587     $9.581
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW OPPORTUNITIES-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.373    $13.387    $14.392
Accumulation Unit Value, End of Period                                         $13.387    $14.392    $15.430
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT NEW VALUE-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.733    $14.455    $16.262
Accumulation Unit Value, End of Period                                         $14.455    $16.262    $16.784
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT RESEARCH-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $11.990    $12.989    $13.617
Accumulation Unit Value, End of Period                                         $12.989    $13.617    $13.937
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.394    $11.985    $12.639
Accumulation Unit Value, End of Period                                         $11.985    $12.639    $12.812
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT UTILITIES GROWTH AND INCOME-CLASS IB SUB-ACCOUNT (2)
Accumulation Unit Value, Beginning of Period                                   $12.662    $13.943    $16.525
Accumulation Unit Value, End of Period                                         $13.943    $16.525    $17.487
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VISTA-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $12.445    $13.452    $15.550
Accumulation Unit Value, End of Period                                         $13.452    $15.550    $16.997
Number of Units Outstanding, End of Period                                           0          0          0
PUTNAM VT VOYAGER-CLASS IB SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.563    $12.297    $12.588
Accumulation Unit Value, End of Period                                         $12.297    $12.588    $12.968
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT (3)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.058
Accumulation Unit Value, End of Period                                              --    $11.058    $11.976
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.270
Accumulation Unit Value, End of Period                                              --    $11.270    $11.436
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.043    $11.642    $12.116
Accumulation Unit Value, End of Period                                         $11.642    $12.116    $12.711
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $11.792    $13.246    $14.733
Accumulation Unit Value, End of Period                                         $13.246    $14.733    $15.755
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN LIT MONEY MARKET, CLASS II SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000     $9.800
Accumulation Unit Value, End of Period                                         $10.000     $9.800     $9.783
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.630    $13.761    $14.763
Accumulation Unit Value, End of Period                                         $13.761    $14.763    $16.136
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF EQUITY AND INCOME, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.896
Accumulation Unit Value, End of Period                                              --    $10.896    $11.404
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF EQUITY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $10.668
Accumulation Unit Value, End of Period                                              --    $10.668    $12.008
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $10.000    $10.000    $10.990
Accumulation Unit Value, End of Period                                         $10.000    $10.990    $11.995
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF MID CAP GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --         --         --
Accumulation Unit Value, End of Period                                              --         --         --
Number of Units Outstanding, End of Period                                          --         --         --
VAN KAMPEN UIF SMALL COMPANY GROWTH, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.094    $13.506    $15.657
Accumulation Unit Value, End of Period                                         $13.506    $15.657    $17.227
Number of Units Outstanding, End of Period                                           0          0          0
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                        --    $10.000    $11.227
Accumulation Unit Value, End of Period                                              --    $11.227    $12.272
Number of Units Outstanding, End of Period                                          --          0          0
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II SUB-ACCOUNT (4)
Accumulation Unit Value, Beginning of Period                                   $12.551    $14.393    $19.087
Accumulation Unit Value, End of Period                                         $14.393    $19.087    $21.720
Number of Units Outstanding, End of Period                                           0          0          0




(1) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth, Class II Sub-Account closed to new investments. If you invested in this Variable Sub-Account prior to May 1, 2006, you may continue your investment. If prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.
(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004 and methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in 2003.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------
(IN MILLIONS)                                                           2005           2004          2003
                                                                    -----------    -----------    -----------
REVENUES
Premiums (net of reinsurance ceded of $606, $526 and $418)          $       474    $       637    $       959
Contract charges                                                          1,079            961            872
Net investment income                                                     3,707          3,260          3,082
Realized capital gains and losses                                            19            (11)           (84)
                                                                    -----------    -----------    -----------

                                                                          5,279          4,847          4,829

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $515,
   $418 and $336)                                                         1,340          1,359          1,595
Interest credited to contractholder funds                                 2,340          1,923          1,764
Amortization of deferred policy acquisition costs                           568            534            479
Operating costs and expenses                                                433            462            493
                                                                    -----------    -----------    -----------
                                                                          4,681          4,278          4,331

LOSS ON DISPOSITION OF OPERATIONS                                            (7)           (24)           (45)
                                                                    -----------    -----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                         591            545            453
Income tax expense                                                          174            189            162
                                                                    -----------    -----------    -----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                        417            356            291

Cumulative effect of change in accounting principle, after-tax               --           (175)           (13)
                                                                    -----------    -----------    -----------

NET INCOME                                                                  417            181            278
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses                                 (425)           (40)             1
                                                                    -----------    -----------    -----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX                               (425)           (40)             1
                                                                    -----------    -----------    -----------

COMPREHENSIVE (LOSS) INCOME                                         $        (8)   $       141    $       279
                                                                    ===========    ===========    ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                              -----------------------
                                                                                 2005         2004
                                                                              ----------   ----------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $59,717 and
      $55,964)                                                                $   61,977   $   59,291
   Mortgage loans                                                                  8,108        7,318
   Equity securities                                                                 324          214
   Short-term                                                                        927        1,440
   Policy loans                                                                      729          722
   Other                                                                             691          704
                                                                              ----------   ----------
      Total investments                                                           72,756       69,689
Cash                                                                                 154          241
Deferred policy acquisition costs                                                  3,948        3,176
Reinsurance recoverables, net                                                      1,699        1,507
Accrued investment income                                                            648          593
Other assets                                                                         582          818
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL ASSETS                                                               $   95,022   $   90,401
                                                                              ==========   ==========
LIABILITIES
Contractholder funds                                                          $   58,190   $   53,939
Reserve for life-contingent contract benefits                                     11,881       11,203
Unearned premiums                                                                     35           31
Payable to affiliates, net                                                            98           79
Other liabilities and accrued expenses                                             3,054        3,721
Deferred income taxes                                                                340          638
Long-term debt                                                                       181          104
Separate Accounts                                                                 15,235       14,377
                                                                              ----------   ----------
   TOTAL LIABILITIES                                                              89,014       84,092
                                                                              ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 49,230 shares issued and outstanding                                    5            5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --           --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5            5
Additional capital paid-in                                                         1,108        1,108
Retained income                                                                    4,302        4,178
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                           588        1,013
                                                                              ----------   ----------
   Total accumulated other comprehensive income                                      588        1,013
                                                                              ----------   ----------
   TOTAL SHAREHOLDER'S EQUITY                                                      6,008        6,309
                                                                              ----------   ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   95,022   $   90,401
                                                                              ==========   ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  YEAR ENDED DECEMBER 31,
                                                          --------------------------------------
(IN MILLIONS)                                                2005          2004          2003
                                                          ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                $        5    $       82    $       93
Redemption of stock                                                -            (7)          (11)
Reclassification to long-term debt                                 -           (70)            -
                                                          ----------    ----------    ----------

Balance, end of year                                               5             5            82
                                                          ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES B                              -             -             -
                                                          ----------    ----------    ----------

COMMON STOCK                                                       5             5             5
                                                          ----------    ----------    ----------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     1,108         1,067         1,067
Capital contributions                                              -            41             -
                                                          ----------    ----------    ----------

Balance, end of year                                           1,108         1,108         1,067
                                                          ----------    ----------    ----------

RETAINED INCOME
Balance, beginning of year                                     4,178         4,222         4,145
Net income                                                       417           181           278
Dividends                                                       (293)         (225)         (201)
                                                          ----------    ----------    ----------

Balance, end of year                                           4,302         4,178         4,222
                                                          ----------    ----------    ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                     1,013         1,053         1,052
Change in unrealized net capital gains and losses               (425)          (40)            1
                                                          ----------    ----------    ----------

Balance, end of year                                             588         1,013         1,053
                                                          ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY                                $    6,008    $    6,309    $    6,429
                                                          ==========    ==========    ==========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                        --------------------------------------
(IN MILLIONS)                                                                               2005         2004          2003
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                              $      417    $      181    $      278
   Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                                    (175)         (145)         (175)
     Realized capital gains and losses                                                         (19)           11            84
     Loss on disposition of operations                                                           7            24            45
     Cumulative effect of change in accounting principle                                         -           175            13
         Interest credited to contractholder funds                                           2,340         1,923         1,764
       Changes in:
         Policy benefit and other insurance reserves                                          (200)          (85)           45
         Unearned premiums                                                                       4             2             8
         Deferred policy acquisition costs                                                    (198)         (279)         (253)
         Reinsurance recoverables                                                             (197)         (241)         (141)
         Income taxes payable                                                                   18            40             3
         Other operating assets and liabilities                                                 95           (86)           81
                                                                                        ----------    ----------    ----------
         Net cash provided by operating activities                                           2,092         1,520         1,752
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  10,881         9,040         8,158
   Equity securities                                                                            57           349            80
Investment collections
   Fixed income securities                                                                   4,575         4,314         4,818
   Mortgage loans                                                                            1,172           729           679
Investments purchases
   Fixed income securities                                                                 (18,756)      (20,295)      (19,225)
   Equity securities                                                                          (203)         (334)          (47)
   Mortgage loans                                                                           (1,976)       (1,711)       (1,146)
Change in short-term investments, net                                                         (352)           11           236
Change in other investments, net                                                              (110)           (6)           14
                                                                                        ----------    ----------    ----------
       Net cash used in investing activities                                                (4,712)       (7,903)       (6,433)
                                                                                        ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of redeemable preferred stock                                                       (25)          (20)          (11)
Contractholder fund deposits                                                                11,373        13,076         9,841
Contractholder fund withdrawals                                                             (8,604)       (6,352)       (5,253)
Dividends paid                                                                                (211)         (201)          (27)
                                                                                        ----------    ----------    ----------
       Net cash provided by financing activities                                             2,533         6,503         4,550
                                                                                        ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                                                (87)          120          (131)
CASH AT BEGINNING OF YEAR                                                                      241           121           252
                                                                                        ----------    ----------    ----------
CASH AT END OF YEAR                                                                     $      154    $      241    $      121
                                                                                        ==========    ==========    ==========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations, financial position or cash flows.

     To conform to the 2005 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers through several distribution channels. The principal individual products are deferred and immediate fixed annuities, variable annuities and interest-sensitive and traditional life insurance. The principal institutional product is funding agreements backing medium-term notes.

     The Company, through several companies, is authorized to sell life insurance, retirement and investment products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2005, the top geographic locations for statutory premiums and annuity considerations were Delaware, California, New York and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, global and national banks, national and regional broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agencies affiliated with master brokerage agencies. The Company sells funding agreements to unaffiliated trusts used to back medium-term notes issued to institutional and individual investors. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, bank loans, which are primarily senior secured corporate loans, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value, with the exception of bank loans that are carried at amortized cost. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $67 million and $42 million, and cost of $62 million and $33 million at December 31, 2005 and 2004, respectively. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Investments in limited partnership interests had a carrying value of $257 million and $172 million at December 31, 2005 and 2004, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities, funds received in connection with securities repurchase agreements, and collateral received from counterparties related to derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivative financial instruments and real estate investments. Real estate investments are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income, equity securities and short-term investments when the decline in fair value is deemed other than temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported as realized capital gains and losses amounted to losses of $7 million and $8 million in 2005 and 2004, respectively, and gains of $16 million in 2003.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows on other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITY REPURCHASE AGREEMENTS AND SECURITIES LOANED

     Securities lending transactions, and securities sold under agreements to repurchase which primarily includes a mortgage dollar roll program ("repurchase agreements"), are used primarily to generate net investment income. The proceeds received from repurchase agreements

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also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, funding agreements (primarily backing medium-term notes) and certain guaranteed investment contracts ("GICs") are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are based on a specified interest-rate index, such as LIBOR, or an equity index, such as the S&P 500. Pursuant to the adoption of Statement of Position No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender.

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Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, related to sales inducements offered on sales to new customers, principally on fixed and variable annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, fixed and variable annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. The amortization periods range from 15-30 years; however, estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consists of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, withdrawal and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004 and 2003. Whenever actual separate accounts fund performance based on the two most recent years varies from the expectation, the Company projects performance levels over the next five years such that the mean return over a seven-year period equals the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

                                       11
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     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $37 million and $45 million at December 31, 2005 and 2004, respectively. Amortization expense on the present value of future profits was $8 million, $6 million and $36 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may be less than its fair value. Goodwill impairment testing indicated no impairment at December 31, 2005.

     In 2004, the Company recognized an aggregate goodwill and other intangible assets impairment loss of $4 million ($2 million after-tax), which was classified as loss on disposition of operations, based on the Company's decision to sell two life insurance companies.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges

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and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.90 billion and $13.41 billion of equity, fixed income and balanced mutual funds and $580 million and $279 million of money market mutual funds at December 31, 2005 and 2004, respectively.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position (see Note 8).

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIES")

     The Company consolidates VIEs when it is the primary beneficiary of a VIE. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur or receive a majority of the entity's expected returns, or both (see Note 13).

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OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
  FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and

     - Reporting and measuring assets and liabilities of certain separate accounts products as investments and contractholder funds rather than as separate accounts assets and liabilities when specified criteria are present.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $175 million, after-tax ($269 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $145 million, pre-tax, and a reduction in DAC and DSI of $124 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see Note 10). Pursuant to adopting this guidance, the Company also reclassified $204 million of separate accounts assets and liabilities to investments and contractholder funds, respectively.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
  AID ("TPA") RE. SOP 03-1

      In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA did not have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 46 AND 46R,
  "CONSOLIDATION OF VARIABLE INTEREST ENTITIES" ("FIN 46" AND "FIN 46R")

     In December 2003, the FASB revised FIN 46, which was originally issued in January 2003. FIN 46R addressed whether certain types of entities, referred to as VIEs, should be consolidated in a company's financial statements. A company must consolidate a VIE in which it has an investment if it has determined to be the primary beneficiary. A primary beneficiary has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both. The Company elected to adopt FIN 46 as of July 1, 2003 for its existing VIE. See Note 13 for the impact of adoption.

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DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
  "EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS" ("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 is not expected to have a material effect on the results of operations or financial position of the Company.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. The Company is currently assessing the impact of the SOP on its results of operations and financial position.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes," and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

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SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
     OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006 the FASB issued SFAS No. 155, which resolves issues addressed in Statement 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets." SFAS No. 155, among other things, permits the fair value remeasurement of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133; and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation. SFAS No. 155 is effective for all financial instruments acquired or issued in a fiscal year beginning after September 15, 2006. The Company is currently assessing the impact of SFAS No. 155 on its results of operations and financial position.

3.   DISPOSITIONS

     In 2005, the Company entered into negotiations to sell two of its wholly owned subsidiaries, Charter National Life Insurance Company ("Charter") and Intramerica Life Insurance Company ("Intramerica"), and recognized an estimated loss on disposition of $4 million ($1 million, after-tax). During the third quarter, a definitive agreement was reached for which the buyer failed to gain regulatory approval. The subsidiaries whose assets, excluding reinsurance recoverables due from ALIC, totaled approximately $443 million at December 31, 2005 ($114 million and $297 million are classified as reinsurance recoverables and separate accounts, respectively) are still available for sale.

     In 2003, the Company announced its intention to exit its direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $44 million ($29 million, after-tax). In 2004, the Company disposed of substantially all of its direct response distribution business pursuant to reinsurance transactions with subsidiaries of Citigroup and Scottish Re (U.S.) Inc. In connection with these disposal activities, the Company recorded an additional loss on disposition of $3 million ($2 million after-tax) and $21 million ($14 million after-tax) in 2005 and 2004, respectively (see Notes 9 and 10).

SUBSEQUENT EVENT

     On March 8, 2006, ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation, entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. Total consideration is expected to be approximately $581 million, subject to adjustment for changes in equity markets and interest rates between the effective date of the Agreement and the closing of the transaction. ALIC has entered into an economic hedge that it believes will substantially reduce its economic exposure to the variability of this arrangement from the period
between the effective date of the Agreement and closing.   As a result of the
modified coinsurance reinsurance, the separate account assets and liabilities will remain on ALIC's consolidated statements of financial position, but the related results of operations will be fully reinsured to Prudential. The sale is expected to result in the recognition of a small gain, which will be amortized into earnings over the life of the Agreement. A level of cash or cash equivalents in an amount equal to the fixed (general) account liabilities of approximately $1 billion, net of the consideration, will be needed to settle our obligation to Prudential at closing under the coinsurance portion of the Agreement. An evaluation will occur in the first quarter of 2006 regarding available sources of funds for settlements, which may include such items as cash flows from operations, sales of existing investments or borrowings.

     Under the Agreement, ALIC, ALNY and the Corporation will each indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of ALIC and ALNY and liabilities specifically excluded from the transaction) that ALIC and ALNY have agreed to retain. In addition, ALIC, ALNY and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of ALIC, ALNY and their agents, including in connection with ALIC's and ALNY's provision of transition services.

     The terms of the Agreement will give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, ALIC and ALNY will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. ALIC and ALNY have also agreed to continue to issue variable annuity contracts in the financial institutions channel for a period of at least thirty-three months and cede them to Prudential. The Agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

     In 2005, ALIC's and ALNY's variable annuity business generated approximately $278 million in contract charges on separate account balances of $14 billion and general account balances of $2 billion as of December 31, 2005. Separate account balances totaling approximately $1 billion related to the variable life business and three companies held for sale continue to be retained by ALIC.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $51 million, $79 million and $41 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company paid dividends of $49 million and $24 million in the form of investment securities to AIC in 2005 and 2004, respectively. In 2004, the Company received non-cash capital contributions of $41 million related to certain reinsurance transactions with American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company, and Columbia Universal Life Insurance Company ("Columbia"), a former unconsolidated affiliate of the Company, in 2004 (see Note 5).

     Liabilities for collateral received in conjunction with securities lending and other activities and for funds received from security repurchase activities were $ 2.23 billion, $2.93 billion and $1.92 billion at December 31, 2005, 2004, and 2003, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the related changes in investments, which for the years ended December 31 are as follows:

(IN MILLIONS)                                                                 2005          2004          2003
                                                                           ----------    ----------    ----------
Net change in fixed income securities                                      $     (221)   $     (305)   $     (520)
Net change in short-term investments                                              918          (705)         (162)
                                                                           ----------    ----------    ----------
    Operating cash flow provided (used)                                    $      697    $   (1,010)   $     (682)
                                                                           ==========    ==========    ==========

Liabilities for collateral and security repurchase, beginning of year      $   (2,928)   $   (1,918)   $   (1,236)
Liabilities for collateral and security repurchase, end of year                (2,231)       (2,928)       (1,918)
                                                                           ----------    ----------    ----------
    Operating cash flow (used) provided                                    $     (697)   $    1,010    $      682
                                                                           ==========    ==========    ==========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $410 million, $322 million, and $299 million in 2005, 2004 and 2003, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $235 million, $98 million and $119 million of structured settlement annuities, a type of immediate annuity, in 2005, 2004 and 2003, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $9 million, $27 million and $21 million relate to structured settlement annuities with life contingencies and are included in premium income for 2005, 2004, and 2003, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation ("ASC"), a wholly-owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make the future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.94 billion and $4.96 billion at December 31, 2005 and 2004, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $46 million, $44 million and $38 million of commission and other distribution expenses for the years ending December 31, 2005, 2004 and 2003, respectively.

INVESTMENTS

     In 2005, the Company purchased fixed income securities from AIC. The Company paid $655 million in cash for the securities, which includes the fair value of the securities of $649 million and $6 million for accrued investment income. Since the transaction was between affiliates under common control, the securities were recorded at the amortized cost of $623 million as of the date of sale. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $26 million, was recorded as a dividend of $26 million ($16 million, after-tax). Thus, the net effect on shareholder's equity was zero.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from AHL, an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. In 2004, as a result of the transaction, the Company recorded a premium receivable of $386 million, DAC of $24 million, policy loans of $16 million, and contractholder funds of $379 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution.

     The Company has reinsurance contracts with Columbia, a former unconsolidated affiliate of the Company. In November 2004, the Corporation disposed of Columbia pursuant to a stock purchase agreement with Verde Financial Corporation. As of June 1, 2004, the Company converted a modified coinsurance contract with Columbia to a coinsurance contract to assume 100% of fixed annuity business in force as of June 30, 2000 and new business written prior to the disposition of Columbia. In addition, the Company entered into a coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force as of June 1, 2004. As a result of these transactions, the Company received assets in excess of net liabilities from an affiliate under common control and recognized a gain of $15 million ($10 million, after-tax), which was recorded as a non-cash capital contribution. Both agreements are continuous but may be terminated by the Company in the event of Columbia's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2005, 2004 and 2003, the Company assumed $0.2 million, $14 million and $17 million, respectively, in premiums and contract charges from Columbia.

     The Company had a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an unconsolidated affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust was established to provide protection for ceded liabilities. This agreement was terminated in 2004. During 2003, the Company ceded $0.4 million in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company did not assume premiums from AIC in 2005. The Company assumed premiums from AIC in the amount of $0.3 million and $2 million in 2004 and 2003, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13).

     As of December 31, 2005 and 2004, the Company has $32 million and $57 million, respectively, of redeemable preferred stock - Series A issued to The Northbrook Corporation, a wholly owned subsidiary of the Corporation. As of December 31, 2005, the preferred stock was mandatorily redeemable and, as a result, it was classified as debt (see Note 13).

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                                   AMORTIZED    -------------------------       FAIR
     (IN MILLIONS)                                    COST         GAINS         LOSSES         VALUE
                                                  -----------   -----------   -----------    -----------
     AT DECEMBER 31, 2005
     U.S. government and agencies                 $     2,639   $       850   $        (2)   $     3,487
     Municipal                                          4,291           167           (15)         4,443
     Corporate (1)                                     33,437         1,216          (273)        34,380
     Foreign government                                 1,727           374            (2)         2,099
     Mortgage-backed securities                         5,742            29           (78)         5,693
     Commercial mortgage-backed securities              6,745            50           (63)         6,732
     Asset-backed securities                            5,114            32           (28)         5,118
     Redeemable preferred stock                            22             3             -             25
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    59,717   $     2,721   $      (461)   $    61,977
                                                  ===========   ===========   ===========    ===========
     AT DECEMBER 31, 2004
     U.S. government and agencies                 $     2,535   $       798   $         -    $     3,333
     Municipal                                          3,231           106           (14)         3,323
     Corporate (1)                                     32,320         1,975           (89)        34,206
     Foreign government                                 1,511           333            (1)         1,843
     Mortgage-backed securities                         5,905            84           (15)         5,974
     Commercial mortgage-backed securities              6,074           141           (13)         6,202
     Asset-backed securities                            4,331            46           (31)         4,346
     Redeemable preferred stock                            57             7             -             64
                                                  -----------   -----------   -----------    -----------
       Total fixed income securities              $    55,964   $     3,490   $      (163)   $    59,291
                                                  ===========   ===========   ===========    ===========

     (1) Amortized cost and fair value of Corporate fixed income securities include bank loans which are reflected at amortized cost of $945 million and $1.05 billion at December 31, 2005 and 2004, respectively.

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                 AMORTIZED      FAIR
     (IN MILLIONS)                                 COST         VALUE
                                                ----------   ----------
     Due in one year or less                    $    1,113   $    1,124
     Due after one year through five years          10,921       11,082
     Due after five years through ten years         18,250       18,622
     Due after ten years                            18,577       20,338
                                                ----------   ----------
                                                    48,861       51,166
     Mortgage- and asset-backed securities          10,856       10,811
                                                ----------   ----------
        Total                                   $   59,717   $   61,977
                                                ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                            2005         2004          2003
                                           ----------   ----------    ----------
     Fixed income securities               $    3,377   $    3,072    $    2,875
     Mortgage loans                               469          435           415
     Equity securities                             37           24             8
     Other                                         19         (143)         (121)
                                           ----------   ----------    ----------
       Investment income, before expense        3,902        3,388         3,177
       Investment expense                         195          128            95
                                           ----------   ----------    ----------
         Net investment income             $    3,707   $    3,260    $    3,082
                                           ==========   ==========    ==========

     Net investment income from equity securities includes income from partnership interests of $35 million, $19 million and $7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Fixed income securities                              $      (94)   $      (87)   $     (181)
     Equity securities                                             7            11           (10)
     Other investments                                           106            65           107
                                                          ----------    ----------    ----------
       Realized capital gains and losses, pre-tax                 19           (11)          (84)
       Income tax (expense) benefit                               (7)            3            30
                                                          ----------    ----------    ----------
         Realized capital gains and losses, after-tax     $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

     (IN MILLIONS)                                           2005          2004          2003
                                                          ----------    ----------    ----------
     Investment write-downs                               $      (24)   $      (81)   $     (178)
     Dispositions (1)                                             88           129            64
     Valuation of derivative instruments                        (105)          (66)           12
     Settlement of derivative instruments                         60             7            18
                                                          ----------    ----------    ----------
     Realized capital gains and losses, pre-tax                   19           (11)          (84)
     Income tax (expense) benefit                                 (7)            3            30
                                                          ----------    ----------    ----------
       Realized capital gains and losses, after-tax       $       12    $       (8)   $      (54)
                                                          ==========    ==========    ==========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments, subsequent credit deterioration, relative value opportunities, market liquidity concerns and portfolio reallocations can subsequently change our previous intent to continue holding a security. The Company recognized losses of $67 million due to a change in intent to hold certain securities during 2005.

     Gross gains of $199 million, $189 million and $173 million and gross losses of $132 million, $157 million and $184 million were realized on sales of fixed income securities during 2005, 2004 and 2003, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2005                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   61,977    $    2,721   $     (461)   $        2,260
Equity securities                                                     324             6           (1)                5
Derivative instruments(1)                                              (6)            -           (6)               (6)
                                                                                                        --------------
  Total                                                                                                          2,259

Amount recognized for: (2)
    Premium deficiency reserve                                                                                  (1,343)
    Deferred policy acqusition and sales inducement costs                                                          (12)
                                                                                                        --------------
      Total                                                                                                     (1,355)
  Deferred income taxes                                                                                           (316)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $          588
                                                                                                        ==============

                                                                                 GROSS UNREALIZED
(IN MILLIONS)                                                     FAIR       -----------------------    UNREALIZED NET
AT DECEMBER 31, 2004                                              VALUE        GAINS        LOSSES      GAINS (LOSSES)
                                                               ----------    ----------   ----------    --------------
Fixed income securities                                        $   59,291    $    3,490   $     (163)   $        3,327
Equity securities                                                     214             9            -                 9
Derivative instruments                                                (10)            -          (23)              (23)
                                                                                                        --------------
  Total                                                                                                          3,313

Amount recognized for:
    Premium deficiency reserve                                                                                  (1,089)
    Deferred policy acqusition and sales inducement costs                                                         (665)
                                                                                                        --------------
      Total                                                                                                     (1,754)
    Deferred income taxes                                                                                         (546)
                                                                                                        --------------
Unrealized net capital gains and losses                                                                 $        1,013
                                                                                                        ==============

----------
  (1) Included in the fair value of derivative securities is $4 million classified as assets and $2 million classified as liabilities.

  (2) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life- contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN MILLIONS)                                                          2005          2004          2003
                                                                    ----------    ----------    ----------
Fixed income securities                                             $   (1,067)   $      150    $       95
Equity securities                                                           (4)            5            12
Derivative instruments                                                      17           (21)           (4)
                                                                    ----------    ----------    ----------
  Total                                                                 (1,054)          134           103

Amounts recognized for:
  Premium deficiency reserve                                              (254)         (157)         (136)
  Deferred policy acquisition and sales inducement costs                   653           (39)           35
                                                                    ----------    ----------    ----------
    Total                                                                  399          (196)         (101)
Deferred income taxes                                                      230            22            (1)
                                                                    ----------    ----------    ----------
  (Decrease) increase in unrealized net capital gains and losses    $     (425)   $      (40)   $        1
                                                                    ==========    ==========    ==========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                               LESS THAN 12 MONTHS
                                                     ---------------------------------------
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED
               AT DECEMBER 31, 2005                     ISSUES        VALUE         LOSSES
                                                     -----------   -----------   -----------
Fixed income securities
  U.S. government and agencies                                13   $        99   $        (2)
  Municipal                                                  160           878           (12)
  Corporate                                                  819         9,936          (193)
  Foreign government                                          21           291            (2)
  Mortgage-backed securities                                 755         3,694           (60)
  Commercial mortgage-backed securities                      321         3,727           (53)
  Asset-backed securities                                    119         1,162           (12)
  Redeemable preferred stock                                   -             -             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          2,208        19,787          (334)

Equity securities                                              2             9            (1)
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   2,210   $    19,796   $      (335)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   2,076   $    19,203   $      (314)
Below investment grade fixed income securities               132           584           (20)
                                                     -----------   -----------   -----------
  Total fixed income securities                            2,208   $    19,787   $      (334)
                                                     ===========   ===========   ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 7   $        19   $         -
  Municipal                                                  126           525            (8)
  Corporate                                                  328         3,762           (45)
  Foreign government                                           6            63            (1)
  Mortgage-backed securities                                 485         1,960           (14)
  Commercial mortgage-backed securities                       88         1,084            (9)
  Asset-backed securities                                     97         1,011           (12)
  Redeemable preferred stock                                   3             3             -
                                                     -----------   -----------   -----------
    Total fixed income securities                          1,140         8,427           (89)

Equity securities                                              -             -             -
                                                     -----------   -----------   -----------
  Total fixed income & equity securities                   1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========
Investment grade fixed income securities                   1,078   $     8,159   $       (80)
Below investment grade fixed income securities                62           268            (9)
                                                     -----------   -----------   -----------
  Total fixed income securities                            1,140   $     8,427   $       (89)
                                                     ===========   ===========   ===========

                                                                12 MONTHS OR MORE
                                                     ------------------------------------          TOTAL
($ IN MILLIONS)                                       NUMBER OF       FAIR        UNREALIZED     UNREALIZED
               AT DECEMBER 31, 2005                    ISSUES         VALUE         LOSSES         LOSSES
                                                     -----------   -----------   -----------    -----------
Fixed income securities
  U.S. government and agencies                                 3   $         8   $         -    $        (2)
  Municipal                                                   25            96            (3)           (15)
  Corporate                                                  168         1,962           (80)          (273)
  Foreign government                                           2            20             -             (2)
  Mortgage-backed securities                                 222           587           (18)           (78)
  Commercial mortgage-backed securities                       36           329           (10)           (63)
  Asset-backed securities                                     48           359           (16)           (28)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            504         3,361          (127)          (461)

Equity securities                                              -             -             -             (1)
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     504   $     3,361   $      (127)   $      (462)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     488   $     3,227   $      (112)   $      (426)
Below investment grade fixed income securities                16           134           (15)           (35)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              504   $     3,361   $      (127)   $      (461)
                                                     ===========   ===========   ===========    ===========

               AT DECEMBER 31, 2004
Fixed income securities
  U.S. government and agencies                                 1   $         3   $         -    $         -
  Municipal                                                   15           130            (6)           (14)
  Corporate                                                   98         1,251           (44)           (89)
  Foreign government                                           -             -             -             (1)
  Mortgage-backed securities                                  25            32            (1)           (15)
  Commercial mortgage-backed securities                       15           197            (4)           (13)
  Asset-backed securities                                     25           274           (19)           (31)
  Redeemable preferred stock                                   -             -             -              -
                                                     -----------   -----------   -----------    -----------
    Total fixed income securities                            179         1,887           (74)          (163)

Equity securities                                              -             -             -              -
                                                     -----------   -----------   -----------    -----------
  Total fixed income & equity securities                     179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========
Investment grade fixed income securities                     155   $     1,635   $       (51)   $      (131)
Below investment grade fixed income securities                24           252           (23)           (32)
                                                     -----------   -----------   -----------    -----------
  Total fixed income securities                              179   $     1,887   $       (74)   $      (163)
                                                     ===========   ===========   ===========    ===========

     As of December 31, 2005, $444 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $444 million, $416 million related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2005, the remaining $18 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $18 million, $10 million related to investment grade fixed income securities, $8 million related to below investment grade fixed income securities. There were no equity securities with unrealized losses greater than or equal to 20% of cost or amortized cost. Of these amounts, $7 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve months or more as of December 31, 2005. Additionally, $8 million of unrealized losses from below investment grade securities were airline industry issues for which values were depressed due to company or issue specific conditions and economic issues, including fuel costs. The $8 million of unrealized losses includes $1 million of corporate fixed income securities and $7 million of asset-backed securities. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     As of December 31, 2005, the securities comprising the $18 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

     As of December 31, 2005 and 2004, the carrying value for cost method investments was $213 million and $130 million, respectively, which primarily included limited partnership interests in fund investments. Each cost method investment was evaluated utilizing certain criteria such as a measurement of the Company's percentage share of the investee's equity relative to the carrying value and certain financial trends to determine if an event or change in circumstance occurred that could indicate an other-than-temporary impairment existed. Investments meeting any one of these criteria were further evaluated and, if it was determined that an other-than-temporary impairment existed, the investment was written down to the estimated fair value. The estimated fair value was generally based on the fair value of the underlying investments in the limited partnership funds. It is not practicable to estimate the fair value of each cost method investment in accordance with paragraphs 14 and 15 of SFAS 107, "Disclosures about Fair Value of Financial Instruments" because the investments are private in nature and do not trade frequently. In addition, the information that would be utilized to estimate fair value is not readily available. In 2005 and 2004, the Company had write-downs of $0.1 million and $2 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2005 and 2004 was $3 million and $22 million, respectively. No valuation allowances were held at December 31, 2005 and 2004 because the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $2 million and $2 million during 2005, 2004 and 2003, respectively. The average balance of impaired loans was $6 million, $29 million and $23 million during 2005, 2004 and 2003, respectively.

     No valuation allowances were charged to operations in 2005. Valuation allowances charged to operations during 2004 and 2003 were $1 million and $3 million, respectively. In 2004 and 2003, $1 million of a balance previously written off was recovered and $3 million of direct write-downs were charged against the allowances, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)      2005      2004
                                                       -------   -------
     California                                           22.2%     24.7%
     New Jersey                                            9.6       7.3
     Texas                                                 6.8       7.4
     New York                                              6.5       4.5
     Illinois                                              5.7       7.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2005 and 2004.

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005      2004
                                                          -------   -------
     California                                              16.6%     14.6%
     Illinois                                                 8.5       8.2
     Texas                                                    8.1       8.2
     Pennsylvania                                             6.6       6.5
     New York                                                 5.7       5.3
     New Jersey                                               5.0       5.7
     Georgia                                                  4.5       5.1

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2005       2004
                                                          -------    -------
     Office buildings                                        32.4%      30.8%
     Warehouse                                               23.2       24.8
     Retail                                                  22.6       25.2
     Apartment complex                                       18.4       15.7
     Industrial                                               1.2        1.3
     Other                                                    2.2        2.2
                                                           ------     ------
                                                            100.0%     100.0%
                                                           ======     ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2005 for loans that were not in foreclosure are as follows:

                                            NUMBER      CARRYING
     ($ IN MILLIONS)                       OF LOANS      VALUE       PERCENT
                                          ----------   ----------   ----------
     2006                                         57   $      419          5.2%
     2007                                         78          631          7.8
     2008                                         94          756          9.3
     2009                                        126        1,125         13.9
     2010                                        121        1,281         15.8
     Thereafter                                  488        3,896         48.0
                                          ----------   ----------   ----------
     Total                                       964   $    8,108        100.0%
                                          ==========   ==========   ==========

     In 2005, $329 million of commercial mortgage loans were contractually due. Of these, 77% were paid as due, 22% were refinanced at prevailing market terms and 1% were extended for one year or less. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     The Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity other than certain U.S. government and government agencies.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2005 and 2004, fixed income securities with a carrying value of $1.81 billion and $1.67 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $4 million and $4 million, for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company participates in programs to sell securities under agreements to repurchase, primarily including a mortgage dollar roll program. At December 31, 2005 and 2004, the Company had $87 million and $721 million, respectively, of securities that were subject to repurchase agreements. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the program was $9 million, $23 million, and $13 million for the years ended December 31, 2005, 2004 and 2003, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $3.13 billion and $3.72 billion at December 31, 2005 and 2004, respectively.

     At December 31, 2005, fixed income securities with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     At December 31, 2005, the carrying value of investments that were non-income producing, excluding equity securities, was $11 million of fixed income securities.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                            2005                         2004
                                                  -------------------------   --------------------------
     (IN MILLIONS)                                  CARRYING       FAIR        CARRYING         FAIR
                                                     VALUE         VALUE         VALUE          VALUE
                                                  -----------   -----------   -----------    -----------
     Fixed income securities                      $    61,977   $    61,977   $    59,291    $    59,291
     Mortgage loans                                     8,108         8,290         7,318          7,635
     Equity securities                                     67            67            42             42
     Short-term investments                               927           927         1,440          1,440
     Policy loans                                         729           729           722            722
     Separate Accounts                                 15,235        15,235        14,377         14,377

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. At December 31, 2005 and 2004, equity securities in the table above exclude $257 million and $172 million, respectively, of limited partnership interests, which are accounted for based on the cost method or equity method of accounting (see Notes 2 and 6). The remaining equity securities reflect common and preferred stocks, which are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                                   2005                   2004
                                                            -------------------   -------------------
                                                            CARRYING     FAIR     CARRYING     FAIR
     (IN MILLIONS)                                            VALUE      VALUE      VALUE      VALUE
                                                            --------   --------   --------   --------
     Contractholder funds on investment contracts           $ 50,253   $ 48,269   $ 46,384   $ 44,601
     Long-term debt                                              181        181        104        104
     Liability for collateral and repurchase agreements        2,231      2,231      2,928      2,928
     Separate Accounts                                        15,235     15,235     14,377     14,377

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies, funding agreements and GICs are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of long-term debt is deemed to approximate fair value. Liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts while hedging on a macro basis.

     Asset-liability management is a risk management strategy that is employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures for macro-hedging related primarily to anticipated asset and liability purchases and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock and equity options in annuity product contracts, which provide equity returns to contractholders. In addition, the Company owns certain equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The exchange requires margin deposits as well as daily cash settlements of margin. As of December 31, 2005, the Company pledged $22 million of securities in the form of margin deposits. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources, including broker quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short-term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pretax income includes the settlements for derivatives, including the accrued periodic settlements, as well as changes in the fair value of freestanding and embedded derivatives. For those derivatives that qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pretax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.

                                                      2005                                          2004
                                   ------------------------------------------    -------------------------------------------
                                                        FAIR VALUE                                  FAIR VALUE
                                              -------------------------------               --------------------------------
                                                FAIR       CASH                               FAIR        CASH
                                   NOTIONAL     VALUE      FLOW         NON-     NOTIONAL     VALUE       FLOW         NON-
($ in millions)                     AMOUNT      HEDGE      HEDGE       HEDGE      AMOUNT      HEDGE      HEDGE        HEDGE
                                   --------   --------   --------    --------    --------   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $ 22,304   $     12   $      -    $     82    $ 18,481   $   (215)   $      -    $     79
 Macro hedging                        3,319          -          -           1       5,437          -           -          (1)
 Hedging of equity exposure in
  annuity contracts                   4,523          -          -          66       2,417          -           -          57
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements               2,501        327          -           -       4,434        612           -           -
 Other                                  642          3         (6)         (1)        470         14         (23)          1

ASSET REPLICATION                       432          -          -           -         240          -           -           -

EMBEDDED DERIVATIVES
 Convertibles                           453          -          -         159         466          -           -         157
 Equity indexed notes                   325          -          -         133         150          -           -          52
 Annuity contracts                    4,494                              (113)      2,590                               (104)
                                   --------   --------   --------    --------    --------   --------    --------    --------

TOTAL                              $ 38,993   $    342   $     (6)   $    327    $ 34,685   $    411    $    (23)   $    241
                                   ========   ========   ========    ========    ========   ========    ========    ========

                                        IMPACT TO PRETAX INCOME
                                   --------------------------------
($ in millions)                      2005        2004        2003
                                   --------    --------    --------
RISK REDUCTION
 Interest rate exposure            $   (161)   $   (241)   $   (196)
 Macro hedging                           (9)        (32)         10
 Hedging of equity exposure in
  annuity contracts                      20          53          90
 Hedging interest rate and
  foreign currency risk inherent
  in funding agreements                  (9)         48         (16)
 Other                                  (10)         (8)         (9)

ASSET REPLICATION                         2           1           -

EMBEDDED DERIVATIVES
 Convertibles                            27          14          31
 Equity indexed notes                    19           -           -
 Annuity contracts                       (8)         13         (82)
                                   --------    --------    --------

TOTAL                              $   (129)   $   (152)   $   (172)
                                   ========    ========    ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

                                                           CARRYING VALUE
                                                   ASSETS              (LIABILITIES)
  (IN MILLIONS)                                2005       2004       2005        2004
                                             --------   --------   --------    --------
  Fixed income securities                    $    292   $    209  $       -    $      -
  Other investments                               522        622          -           -
  Other assets                                      3         14          -           -
  Contractholder funds                              -          -       (113)       (105)
  Other liabilities and accrued expenses            -          -        (41)       (111)
                                             --------   --------   --------    --------
     Total                                   $    817   $    845   $   (154)   $   (216)
                                             ========   ========   ========    ========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(6) million and $(23) million at December 31, 2005 and 2004, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges resulted from changes in fair value of $17 million, $(18) million, and $(5) million in 2005, 2004 and 2003, respectively, and the amortization of gains to income of $3 million in 2004 and $(1) million in 2003.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE           ASSETS        (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      11,512   $          43    $          49    $          (6)
Financial futures contracts                                        4,188               1                1                -
Interest rate cap and floor agreements                            10,792              51               49                2
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     26,492              95               99               (4)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           3,948              66              101              (35)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   2,765             321              323               (2)
Foreign currency futures contracts                                    31               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   2,796             321              323               (2)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      432               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                    1,208               2                -                2
Guaranteed withdrawal benefit                                        532               -                -                -
Conversion options in fixed income securities                        453             159              159                -
Equity indexed call options in fixed income securities               325             133              133                -
Equity-indexed and forward starting options in life and
  annuity product contracts                                        2,650            (120)               -             (120)
Other embedded derivative financial instruments                      132               4               (1)               5
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    5,300             178              291             (113)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                                25               3                3                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      38,993   $         663    $         817    $        (154)
                                                           =============   =============    =============    =============

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004:

                                                                                              CARRYING         CARRYING
                                                              NOTIONAL         FAIR             VALUE            VALUE
(IN MILLIONS)                                                  AMOUNT          VALUE            ASSETS       (LIABILITIES)
                                                           -------------   -------------    -------------    -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                              $      16,531   $        (124)   $         (49)   $         (75)
Financial futures contracts                                        6,002              (1)               1               (2)
Interest rate cap and floor agreements                             4,850              43               31               12
                                                           -------------   -------------    -------------    -------------
Total interest rate contracts                                     27,383             (82)             (17)             (65)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                           1,968              58               92              (34)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                   1,704             535              547              (12)
Foreign currency futures contracts                                    21               -                -                -
                                                           -------------   -------------    -------------    -------------
Total foreign currency contracts                                   1,725             535              547              (12)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                      240               -                -                -

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                      623               1                -                1
Conversion options in fixed income securities                        466             157              157                -
Equity indexed call options in fixed income securities               150              52               52                -
Equity indexed and forward starting options in life and
 annuity product contracts                                         1,953            (106)               -             (106)
Other embedded derivative financial instruments                       42              (1)              (1)               -
                                                           -------------   -------------    -------------    -------------
Total embedded derivative financial instruments                    3,234             103              208             (105)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                               135              15               15                -
                                                           -------------   -------------    -------------    -------------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                     $      34,685   $         629    $         845    $        (216)
                                                           =============   =============    =============    =============

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2005, counterparties pledged $352 million in cash to the Company and the Company did not have any collateral pledged to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)                          2005                                                     2004
                 -----------------------------------------------------   ---------------------------------------------------------
                  NUMBER OF                                  EXPOSURE,      NUMBER OF                                  EXPOSURE,
                   COUNTER-      NOTIONAL      CREDIT          NET OF        COUNTER-      NOTIONAL      CREDIT         NET OF
RATING (1)         PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)     PARTIES        AMOUNT     EXPOSURE(2)   COLLATERAL(2)
---------------  -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
      AAA                  1   $       484   $        10   $          10             2   $     1,984   $         -   $           -
       AA                  5         6,171           123              25             2         2,228           183              13
      AA-                  3         3,484            14              14             4         5,825             8               8
       A+                  6        15,337           273              23             5         9,538           322              17
       A                   1            30             -               -             2         3,806            12               2
                 -----------   -----------   -----------   -------------   -----------   -----------   -----------   -------------
     Total                16   $    25,506   $       420   $          72            15   $    23,381   $       525   $          40
                 ===========   ===========   ===========   =============   ===========   ===========   ===========   =============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) For each counterparty, only over-the-counter derivatives with a net positive fair value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                          2005                        2004
                                                -------------------------   -------------------------
                                                CONTRACTUAL       FAIR      CONTRACTUAL      FAIR
(IN MILLIONS)                                      AMOUNT        VALUE         AMOUNT        VALUE
                                                -----------   -----------   -----------   -----------
Commitments to invest                           $       569   $         -   $       363   $         -
Private placement commitments                           205             -            39             -
Commitments to extend mortgage loans                    407             4            85             1
Credit guarantees                                       212             -           146             -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company, and exclude those credit guarantees reported as derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data. In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the amount of the aggregate initial investment, which totaled approximately $212 million at December 31, 2005. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2005.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                            2005        2004
                                                                           ----------  ----------
     Immediate annuities:
     Structured settlement annuities                                       $    6,813  $    6,392
     Other immediate annuities                                                  2,414       2,407
     Traditional Life                                                           2,094       1,961
     Other                                                                        560         443
                                                                           ----------  ----------
     Total reserve for life-contingent contract benefits                   $   11,881  $   11,203
                                                                           ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                           INTEREST                  ESTIMATION
           PRODUCT                            MORTALITY                      RATE                      METHOD
 Structured settlement annuities    U.S. population with projected       Interest rate            Present value of
                                    calendar year improvements;          assumptions range        contractually
                                    mortality rates adjusted for         from 4.0% to 11.7%       specified future
                                    each impaired life based on                                   benefits
                                    reduction in life expectancy and
                                    nature of impairment

 Other immediate annuities          1983 group annuity mortality         Interest rate            Present value of
                                    table                                assumptions range        expected future
                                    1983 individual annuity              from 1.9% to 11.5%       benefits based on
                                    mortality table                                               historical experience
                                    1983-a annuity mortality table

 Traditional life                   Actual company experience plus       Interest rate            Net level premium
                                    loading                              assumptions range        reserve method using
                                                                         from 4.0% to 11.3%       the Company's
                                                                                                  withdrawal experience
                                                                                                  rates
  Other:
    Variable annuity guaranteed     90% of 1994 group annuity            7%                       Projected benefit
    minimum death benefits          mortality table with internal                                 ratio applied to
                                    modifications                                                 cumulative assessments

    Accident & health               Actual company experience plus                                Unearned premium;
                                    loading                                                       additional contract
                                                                                                  reserves for
                                                                                                  traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.34 billion and $1.09 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2005 and 2004, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Interest-sensitive life                                                        $     7,917  $     7,397
Investment contracts:
Fixed annuities                                                                     37,451       34,590
  Guaranteed investment contracts                                                      198          485
  Funding agreements backing medium-term notes                                      12,454       10,135
  Other investment contacts                                                            170        1,332
                                                                               -----------  -----------
  Total contractholder funds                                                   $    58,190  $    53,939
                                                                               ===========  ===========

     The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                          INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life              Interest rates credited range           Either a percentage of account balance or dollar
                                     from 2.0% to 6.0%                       amount grading off generally over 20 years

Fixed annuities                      Interest rates credited range           Either a declining or a level percentage charge
                                     from 1.3% to 11.5% for immediate        generally over nine years or less. Additionally,
                                     annuities and 0% to 16% for fixed       approximately 28.7% of fixed annuities are
                                     annuities (which include                subject to market value adjustment for
                                     equity-indexed annuities whose          discretionary withdrawals.
                                     returns are indexed to the S&P
                                     500)

Guaranteed investment contracts      Interest rates credited range           Generally not subject to discretionary withdrawal
                                     from 2.95% to 7.85%

Funding agreements backing           Interest rates credited range           Not applicable
medium-term notes                    from 2.5% to 7.0% (excluding
                                     currency-swapped medium-term
                                     notes)
Other investment contracts:

 Variable guaranteed minimum         Interest rates used in                  Withdrawal and surrender charges are based on
 income benefit and                  establishing reserves range from        the terms of the related interest-sensitive life
 secondary guarantees on             1.75% to 10.3%                          or fixed annuity contract.
 interest-sensitive life and
 fixed annuities

 Other investment contracts          Interest rates credited equaled 4.5%    Not applicable

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                                                      2005         2004
                                                                               -----------  -----------
Balance, beginning of year                                                     $    53,939  $    44,914
 Impact of adoption of SOP 03-1(1)                                                       -          421
 Deposits                                                                           11,410       13,076
 Interest credited                                                                   2,340        1,912
 Benefits                                                                             (972)        (714)
 Surrenders and partial withdrawals                                                 (4,203)      (2,718)
 Maturities of institutional products                                               (3,090)      (2,518)
 Contract charges                                                                     (649)        (593)
 Net transfers to separate accounts                                                   (339)        (412)
 Fair value hedge adjustments for institutional products                              (289)          45
 Other adjustments (2)                                                                  43          526
                                                                               -----------  -----------
Balance, end of year                                                            $   58,190  $    53,939
                                                                               ===========  ===========

----------
(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the reclassification of certain products previously included as a component of separate accounts to contractholder funds, the reclassification of DSI from contractholder funds to other assets and the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts.
(2) In 2004, other adjustments include an increase to contractholder funds of $379 million and $93 million as a result of certain reinsurance assumed transactions with AHL and Columbia, respectively (see Note 5).

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
     ($ IN MILLIONS)                                                                2005            2004
                                                                               --------------  --------------
     IN THE EVENT OF DEATH
       Separate account value                                                  $       14,465  $       13,693
       Net amount at risk (1)                                                  $        1,521  $        1,900
       Average attained age of contractholders                                       65 years        66 years

     AT ANNUITIZATION
       Separate account value                                                  $        3,836  $        3,893
       Net amount at risk (2)                                                  $           45  $           72
       Weighted average waiting period until annuitization options available          6 years         7 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
       Separate account value                                                  $          508  $            -
       Net amount at risk (3)                                                  $            -  $            -

     ACCUMULATION AT SPECIFIED DATES
       Separate account value                                                  $        1,175  $          582
       Net amount at risk (4)                                                  $            -  $            -
       Weighted average waiting period until guarantee date                          11 years        11 years

     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following table summarizes the liabilities for guarantees:

                                             LIABILITY FOR
                                               GUARANTEES                             LIABILITY FOR
                                           RELATED TO DEATH        LIABILITY FOR        GUARANTEES
                                              BENEFITS AND           GUARANTEES         RELATED TO
                                           INTEREST-SENSITIVE    RELATED TO INCOME     ACCUMULATION
     (IN MILLIONS)                            LIFE PRODUCTS           BENEFITS           BENEFITS           TOTAL
                                           ------------------    ------------------   -------------     -------------
     Balance at December 31, 2004          $               95    $               45   $          (1)    $         139
      Less reinsurance recoverables                       (10)                    -               -               (10)
                                           ------------------    ------------------   -------------     --------------
     Net balance at December 31, 2004                      85                    45              (1)              129
     Incurred guaranteed benefits                          50                     6              (1)               55
     Paid guarantee benefits                              (48)                    -               -               (48)
                                           ------------------    ------------------   -------------     --------------
      Net change                                            2                     6              (1)                7
     Net balance at December 31, 2005                      87                    51              (2)              136
      Plus reinsurance recoverables                        10                     -               -                10
                                           ------------------    ------------------   -------------     --------------

     Balance, December 31, 2005 (1)        $               97    $               51   $          (2)    $         146
                                           ==================    ==================   =============     ==============

----------
     (1) Included in the total liability balance are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.

     In 2004, incurred guaranteed benefits were $41 million, $6 million and $(1) million related to death benefits and interest-sensitive life products, income benefits and accumulation benefits, respectively. Paid guarantee benefits were $62 million in 2004 related to death benefits and interest-sensitive life products. There were no paid guarantee benefits in 2004 related to income and accumulation benefits.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company ceded specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of thirteen unaffiliated reinsurers. Since November 1998, the Company ceded mortality risk on new life contracts that exceeded $2 million per life for individual coverage. For business sold prior to October 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million per life for individual coverage. Also, on certain in-force variable annuity contracts the Company cedes 100% of the mortality and certain other risks related to product features.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2005 and 2004, the Company had reinsurance recoverables of $150 million and $169 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business (see Note 3).

     As of December 31, 2005, the gross life insurance in force was $444 billion of which $223 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                                 $         2,115   $         2,098   $       2,140
Assumed
 Affiliate                                                                          17                14              19
 Non-affiliate                                                                      27                12              90
Ceded--non-affiliate                                                              (606)             (526)           (418)
                                                                       ---------------   ---------------   -------------
  Premiums and contract charges, net of reinsurance                    $         1,553   $         1,598   $       1,831
                                                                       ===============   ===============   =============

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

(IN MILLIONS)                                                                2005             2004             2003
                                                                       ---------------   ---------------   -------------
CONTRACT BENEFITS
Direct                                                                 $         1,824   $         1,762   $       1,880
Assumed
 Affiliate                                                                          10                11               4
 Non-affiliate                                                                      21                 4              47
Ceded--non-affiliate                                                              (515)             (418)           (336)
                                                                       ---------------   ---------------   -------------
 Contract benefits, net of reinsurance                                 $         1,340   $         1,359   $       1,595
                                                                       ===============   ===============   =============

      Reinsurance recoverables at December 31 are summarized in the following table.

                                                                 REINSURANCE RECOVERABLE ON
            (IN MILLIONS)                                          PAID AND UNPAID CLAIMS
                                                                 --------------------------
                                                                  2005               2004
                                                                  ----               ----
            Life insurance                                       $ 1,115            $ 1,004
            Long-term care                                           324                238
            Other                                                    260                265
                                                                 -------            -------
            Total                                                $ 1,699            $ 1,507
                                                                 =======            =======

     At December 31, 2005 and 2004, approximately 83% and 80%, respectively, of reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                         2005        2004          2003
                                                                   ---------   ----------   -----------
BALANCE, BEGINNING OF YEAR                                         $   3,176   $    3,202   $     2,915
Impact of adoption of SOP-03-1(1)                                          -         (144)            -
Disposition of operation(2)                                                -         (238)            -
Reinsurance(3)                                                             -           40             -
Acquisition costs deferred                                               766          828           732
Amortization charged to income                                          (568)        (534)         (479)
Effect of unrealized gains and losses                                    574           22            34
                                                                   ---------   ----------   -----------
BALANCE, END OF YEAR                                                $  3,948    $   3,176    $    3,202
                                                                   =========   ==========   ===========

----------
(1) In 2004, the impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $108 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $44 million, and an increase to DAC of $8 million for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $238 million related to the disposition of substantially all of the Company's direct response distribution business (see Note 3).
(3) In 2004, DAC was increased by $40 million as a result of certain reinsurance transactions with AHL and Columbia (see Note 5).

     Net amortization charged to income includes $126 million, $120 million and $46 million in 2005, 2004 and 2003, respectively, due to realization realized capital gains and losses.

     In 2005 and 2004, DSI and related amortization is classified within the Consolidated Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31 was as follows:

     (IN MILLIONS)                                                   2005         2004
                                                                  -----------  ----------
     BALANCE, BEGINNING OF YEAR (1)                               $       134  $       99
     Sales inducements deferred                                            99          55
     Amortization charged to income                                       (74)        (45)
     Effects of unrealized gains and losses                                78          25
                                                                  -----------  ----------
     BALANCE, END OF YEAR                                         $       237  $      134
                                                                  ===========  ==========

----------
     (1) The January 1, 2004 balance includes a $16 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $1 million and $2 million in 2005, 2004 and 2003, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $212 million at December 31, 2005. The obligations associated with these fixed income securities expire at various times during the next six years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2005.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from these matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

     The Company has resolved through mediation and settlement all but two of its lawsuits brought by plaintiffs challenging trading restrictions the Company adopted in an effort to limit market-timing activity in its variable annuity sub-accounts. In the remaining lawsuits, the plaintiffs seek a variety of remedies including monetary and equitable relief. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     The Company is currently undergoing periodic market conduct examinations by state insurance regulators. Regulators in the state of New York are focusing, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that the Company failed to meet the requirements of certain applicable regulations. In relation to this examination, the Company accrued $15 million of additional contractholder benefits in 2005. The ultimate outcome of these examinations including potential New York customer remediation related to replacement sales is currently pending.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing, late trading and the issuance of funding agreements backing medium-term notes. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                                                        2005            2004
                                                                               --------------  --------------
DEFERRED ASSETS
Life and annuity reserves                                                      $          925  $          914
Other assets                                                                               70              94
                                                                               --------------  --------------
 Total deferred assets                                                                    995           1,008

DEFERRED LIABILITIES
Deferred policy acquisition costs                                                        (981)           (958)
Unrealized net capital gains                                                             (317)           (546)
Other liabilities                                                                         (37)           (142)
                                                                               --------------  --------------
 Total deferred liabilities                                                            (1,335)         (1,646)
                                                                               --------------  --------------
  Net deferred liability                                                       $         (340) $         (638)
                                                                               ==============  ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                             2005         2004         2003
                                                                       ----------   ----------   ---------
Current                                                                $      225   $      236   $      86
Deferred                                                                      (51)         (47)         76
                                                                       ----------   ----------   ---------
Total income tax expense                                               $      174   $      189   $     162
                                                                       ==========   ==========   =========

     The Company paid income taxes of $156 million, $149 million and $161 million in 2005, 2004 and 2003, respectively. The Company had a current income tax payable of $133 million and $63 million at December 31, 2005 and 2004, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                                        2005             2004            2003
                                                                   -------------    -------------    ------------
Statutory federal income tax rate                                           35.0%            35.0%           35.0%
Adjustment to prior year tax liabilities                                    (3.9)            (0.1)            2.4
Dividends received deduction                                                (2.5)            (2.4)           (2.6)
Other                                                                        0.8              2.1             1.1
                                                                   -------------    -------------    ------------
 Effective income tax rate                                                  29.4%            34.6%           35.9%
                                                                   =============    =============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. This provision was utilized during 2005 to reduce the affected policyholder surplus account by $94 million and the related taxes payable by $33 million. The remaining aggregate balance in this account at December 31, 2005 was $729 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $255 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

 Total debt outstanding at December 31 consisted of the following:

(IN MILLIONS)                                                             2005             2004
                                                                    ---------------  ---------------
Structured investment security VIE obligations due 2007             $            49  $            47
Mandatorily redeemable preferred stock - Series A                                32               57
5.06% Surplus Notes, due 2035                                                   100                -
                                                                    ---------------  ---------------
 Total debt                                                         $           181  $           104
                                                                    ===============  ===============

     Pursuant to the adoption of FIN 46 in 2003, the Company was determined to be the primary beneficiary of a consolidated structured investment security VIE. The Company's Consolidated Statements of Financial Position include $54 million of investments as of December 31, 2005 and 2004, and $49 million and $47 million of long-term debt as of December 31, 2005 and 2004, respectively. The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment is the assets of the VIE.

     As of December 31, 2005 and 2004, debt includes $32 million and $57 million, respectively, of mandatorily redeemable preferred stock - Series A ("preferred stock") that was reclassified to long-term debt during 2004 in accordance with the provisions of Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". The reclassification occurred as a result of changes to contractual arrangements between the Company and the holders of the preferred stock resulting in the preferred stock becoming mandatorily redeemable. As of December 31, 2003, the balance of the preferred stock subject to reclassification amounted to $77 million. During 2005 and 2004, $25 million and $20 million, respectively, of this preferred stock was redeemed. All of the mandatorily redeemable preferred stock will be redeemed by January 30, 2007.

     For the redeemable preferred stock--Series A, the Company's Board of Directors declares and pays cash dividends from time to time, but not more frequently than quarterly. The dividends are based on the three-month LIBOR rate. Dividends of $2 million were paid each year during 2005, 2004, and 2003. As a result of the reclassification, dividends, which were previously reported in retained earnings, have been reported in operating costs and expenses since the second quarter of 2004. There were no accrued and unpaid dividends for the redeemable preferred stock - Series A at December 31, 2005.

     On August 1, 2005, ALIC entered into an agreement with Kennett, an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett $100 million 5.06% surplus notes due July 1, 2035 ("surplus notes") issued by ALIC Re, a wholly owned subsidiary of ALIC (see Note 5). In 2005, the Company incurred $2 million of interest expense related to the surplus notes, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2005, 2004 and 2003 was $294 million, $293 million and $609 million, respectively. Statutory capital and surplus was $3.66 billion as of both December 31, 2005 and 2004.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Division of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $262 million in 2005, which was less than the maximum amount allowed under Illinois insurance law based on 2004 formula amounts. Based on 2005 ALIC statutory capital and surplus, the maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2006 is $366 million, less dividends paid during the preceding twelve months measured at that point in time.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2005, 2004 and 2003 was $18 million, $17 million and $22 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("Postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $8 million and $6 million for postretirement benefits other than pension plans in 2005, 2004 and 2003, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $10 million, $14 million, and $13 million in 2005, 2004 and 2003, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                         2005                      2004                      2003
                                             --------------------------  -------------------------  ---------------------------
(IN MILLIONS)                                PRETAX    TAX    AFTER-TAX  PRETAX    TAX   AFTER-TAX  PRETAX    TAX     AFTER-TAX
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   ---------
Unrealized holding (losses) gains
  arising during the period, net of related
  offsets                                    $ (724)  $ 254   $    (470) $ (113)  $  40  $     (73) $  (46) $    16   $    (30)
Less: reclassification adjustment               (69)     24         (45)    (51)     18        (33)    (48)      17        (31)
                                             ------   -----   ---------  ------   -----  ---------  ------  -------   --------
UNREALIZED NET CAPITAL (LOSSES) GAINS          (655)    230        (425)    (62)     22        (40)      2       (1)         1
Other comprehensive (loss) income            $ (655)  $ 230   $    (425) $  (62)  $  22  $     (40) $    2  $    (1)  $      1
                                             ======   =====   =========  ======   =====  =========  ======  =======   ========

17.  QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER          SECOND QUARTER       THIRD QUARTER         FOURTH QUARTER
                                             ---------------------   -------------------  -------------------   --------------------
                                               2005        2004        2005       2004      2005       2004       2005       2004
                                             ---------   ---------   --------   --------  ---------  ---------  ---------  ---------
(IN MILLIONS)
Revenues                                     $   1,290   $   1,141   $  1,315   $  1,114  $   1,347  $   1,161  $   1,327  $   1,431
Income before cumulative effect of
  change in accounting principle, after-tax         68          91         87         55        159         76        103        134
Net income (loss)                                   68         (84)        87         55        159         76        103        134

                              --------------------------------------------------
                              ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004 AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 10, 2006

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                   AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                   Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    26,934,707  $    54,602,610  $    33,281,655  $    20,806,329  $   116,256,002  $    25,048,330
Contracts in payout
  (annuitization) period                16,575           50,108           20,416           14,742           98,633           42,325
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    26,951,282  $    54,652,718  $    33,302,071  $    20,821,071  $   116,354,635  $    25,090,655
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,152,658        4,972,950        2,692,164        2,944,989        4,714,531        1,559,394
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    28,832,928  $    56,122,234  $    27,279,955  $    23,023,492  $   113,947,568  $    19,069,129
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          7.13  $          8.20  $         11.25  $          6.31  $          6.07  $         11.42
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         12.43  $         11.57  $         13.11  $          6.50  $         15.21  $         16.04
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity        Trends           Income         Securities         Growth         High Yield
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $   106,202,804  $     9,995,708  $    26,803,975  $    33,057,377  $    74,508,690  $    15,560,770
Contracts in payout
  (annuitization) period               213,920                -           39,674           68,058          120,163           40,497
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $   106,416,724  $     9,995,708  $    26,843,649  $    33,125,435  $    74,628,853  $    15,601,267
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     4,538,027        1,668,733        3,184,300        2,790,685        4,326,310        2,587,275
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $   106,916,724  $    12,826,237  $    29,869,055  $    33,126,416  $    99,144,346  $    16,840,532
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.90  $          5.31  $         10.90  $         11.81  $          4.69  $          9.52
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.59  $         12.57  $         13.44  $         13.88  $         12.83  $         13.69
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.
                                International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                   Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    53,865,363  $    30,339,543  $    20,142,507  $   145,771,184  $     5,996,941  $    14,074,252
Contracts in payout
  (annuitization) period                30,209           11,042           43,205          171,629                -            6,522
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    53,895,572  $    30,350,585  $    20,185,712  $   145,942,813  $     5,996,941  $    14,080,774
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     2,326,093        2,230,021       20,185,712        6,538,656          472,572          789,724
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    42,597,438  $    26,727,558  $    20,185,712  $   168,029,607  $     5,263,857  $    10,850,546
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.32  $         11.35  $         10.25  $          6.29  $         11.12  $         14.02
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         17.99  $         15.08  $         12.13  $         15.07  $         11.23  $         14.17
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.                                          AIM V. I.        AIM V. I.
                                 Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth II       Balanced II    Basic Value II    Blue Chip II    Appreciation II   Development II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       633,379  $     2,103,010  $    21,967,527  $     1,043,859  $     7,537,878  $       523,102
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        51,038          192,583        1,791,805          148,698          308,550           32,858
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       501,107  $     1,798,909  $    18,656,906  $       897,504  $     6,262,174  $       388,954
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.19  $         10.10  $         11.11  $          9.67  $         10.39  $         12.30
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.51  $         10.42  $         14.71  $          9.98  $         13.80  $         12.65
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                               Core Equity II      Trends II        Income II      Securities II      Growth II      High Yield II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       477,954  $       302,922  $       731,511  $     2,176,790  $       311,980  $       830,276
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        20,487           50,997           87,501          184,318           18,277          138,379
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       400,456  $       239,445  $       774,935  $     2,258,024  $       241,193  $       799,296
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.01  $          9.82  $         10.94  $         10.51  $          9.62  $         12.67
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.33  $         10.10  $         11.29  $         10.85  $          9.90  $         13.03
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                    Funds            Funds            Funds            Funds            Funds            Funds
                                  Series II        Series II        Series II        Series II        Series II        Series II
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                  Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       972,512  $     7,441,956  $     2,793,891  $     4,641,054  $       132,403  $       550,078
Contracts in payout
  (annuitization) period                     -           15,348                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       972,512  $     7,457,304  $     2,793,891  $     4,641,054  $       132,403  $       550,078
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        42,283          551,576        2,793,891          209,245           10,491           30,973
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       679,585  $     6,939,266  $     2,793,891  $     4,053,586  $       116,396  $       416,040
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         14.53  $         11.24  $          9.44  $          8.83  $         11.01  $         13.93
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         14.95  $         13.04  $          9.87  $         12.76  $         11.14  $         14.06
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance         Alliance         Alliance         Alliance         Alliance
                                  Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                   Product          Product          Product          Product          Product          Product
                                 Series Fund      Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Alliance         Alliance         Alliance         Alliance         Alliance
                                  Alliance         Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                  Bernstein        Growth &       International      Large Cap        Small/Mid         Utility
                                   Growth           Income            Value           Growth          Cap Value         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $    64,918,132  $   207,768,019  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
Contracts in payout
  (annuitization) period                30,736           37,768                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $    64,948,868  $   207,805,787  $    15,417,734  $    46,606,549  $    41,918,666  $     3,173,546
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     3,223,269        8,430,255          814,891        1,756,087        2,467,255          154,506
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $    55,159,954  $   178,529,063  $    14,415,241  $    42,446,388  $    36,528,929  $     3,087,117
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          6.86  $         10.39  $         11.80  $          6.36  $         16.29  $         10.89
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         15.55  $         13.96  $         11.90  $         13.96  $         16.88  $         10.98
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                  Alliance         American         American          Dreyfus
                                  Bernstein         Century          Century         Socially                           Dreyfus
                                  Variable         Variable         Variable        Responsible                        Variable
                                   Product        Portfolios       Portfolios         Growth        Dreyfus Stock     Investment
                                 Series Fund          Inc              Inc          Fund, Inc.       Index Fund          Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    American          Dreyfus
                                  Alliance         American          Century         Socially
                                  Bernstein         Century            VP           Responsible     Dreyfus Stock    VIF Growth &
                                    Value         VP Balanced     International     Growth Fund      Index Fund         Income
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
Contracts in payout
  (annuitization) period                     -                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $     1,448,710  $        52,952  $        25,902  $       255,576  $     1,717,335  $       327,612
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       112,828            7,060            3,147            9,800           53,970           15,014
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $     1,398,869  $        51,880  $        34,633  $       277,421  $     1,562,023  $       313,005
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         10.66  $         14.08  $         13.22  $          5.91  $          8.24  $          8.53
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         10.76  $         14.20  $         13.33  $         11.07  $         12.95  $         11.96
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Dreyfus          Dreyfus                          Fidelity         Fidelity         Fidelity
                                  Variable         Variable         Federated        Variable         Variable         Variable
                                 Investment       Investment        Insurance        Insurance        Insurance        Insurance
                                    Fund             Fund            Series        Products Fund    Products Fund    Products Fund
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                    Federated
                                     VIF           VIF Small          Prime                              VIP
                                Money Market     Company Stock    Money Fund II   VIP Contrafund    Equity-Income     VIP Growth
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value      $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                 $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units             $       941,210  $        72,748  $     6,333,959  $    16,427,093  $     5,359,413  $     9,442,664
Contracts in payout
  (annuitization) period                     -                -              726           78,517           37,748                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets             $       941,210  $        72,748  $     6,334,685  $    16,505,610  $     5,397,161  $     9,442,664
                               ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       941,210            3,342        6,334,685          531,924          211,736          280,198
                               ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments            $       941,210  $        52,058  $     6,334,685  $    12,253,790  $     4,843,971  $    11,037,577
                               ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                       $          9.90  $         15.16  $          9.84  $         11.73  $         11.65  $          6.45
                               ===============  ===============  ===============  ===============  ===============  ===============

  Highest                      $         11.75  $         15.96  $         12.37  $         20.69  $         14.36  $         13.70
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                Fidelity            Fidelity
                         Fidelity          Fidelity          Fidelity          Fidelity         Variable            Variable
                         Variable          Variable          Variable          Variable         Insurance          Insurance
                         Insurance        Insurance         Insurance         Insurance       Products Fund      Products Fund
                      Products Fund      Products Fund     Products Fund     Products Fund   (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                 VIP Asset
                         VIP High                         VIP Investment                      Manager Growth    VIP Contrafund
                          Income         VIP Index 500    Grade Bond         VIP Overseas   (Service Class 2)  (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,766,320 $      13,080,398 $       4,900,606 $       3,514,014 $          48,880 $      26,417,436
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               610,425            92,193           384,060           170,500             3,819           860,783
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       4,109,884 $      12,147,371 $       4,929,721 $       2,860,063 $          46,305 $      24,400,872
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.43 $            8.27 $           13.61 $            9.39 $           10.07 $           11.81
                     ================= ================= ================= ================= ================= =================

  Highest            $           10.56 $            9.56 $           13.96 $           11.91 $           10.19 $           16.71
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable           Variable         Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                      Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP          VIP Growth &                          VIP High                         VIP Investment
                       Equity-Income        Income          VIP Growth          Income         VIP Index 500      Grade Bond
                     (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
Contracts in payout
  (annuitization)
  period                             -                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       3,533,296 $       6,884,348 $         717,293 $       5,886,685 $       1,797,343 $          24,212
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               140,377           473,802            21,547           968,205            12,776             1,926
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       2,969,208 $       6,506,669 $         620,788 $       6,155,302 $       1,561,296 $          25,169
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.96 $           11.02 $            8.07 $           10.41 $            9.58 $           11.49
                     ================= ================= ================= ================= ================= =================

  Highest            $           13.91 $           11.11 $           11.73 $           13.99 $           12.78 $           11.49
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Franklin          Franklin          Franklin          Franklin
                         Variable          Variable          Templeton         Templeton         Templeton         Templeton
                         Insurance         Insurance         Variable          Variable          Variable          Variable
                       Products Fund     Products Fund       Insurance         Insurance         Insurance         Insurance
                     (Service Class 2) (Service Class 2)  Products Trust    Products Trust    Products Trust    Products Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                             Franklin           Franklin                           Franklin
                        VIP MidCap       VIP Overseas     Flex Cap Growth  Growth and Income     Franklin           Income
                     (Service Class 2) (Service Class 2)    Securities         Securities       High Income       Securities
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total assets       $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       8,508,482 $          74,461 $       1,456,889 $      85,263,422 $      12,447,276 $     140,443,711
Contracts in payout
  (annuitization)
  period                             -                 -                 -           211,560                 -            56,065
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

  Total net assets   $       8,508,482 $          74,461 $       1,456,889 $      85,474,982 $      12,447,276 $     140,499,776
                     ================= ================= ================= ================= ================= =================

FUND SHARE
  INFORMATION
Number of shares               245,413             3,643           137,572         5,543,125         1,855,034         9,171,004
                     ================= ================= ================= ================= ================= =================

Cost of investments  $       7,903,774 $          50,595 $       1,371,962 $      77,384,526 $      12,284,736 $     139,910,916
                     ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           12.04 $           11.53 $           11.09 $           14.38 $           10.72 $           11.05
                     ================= ================= ================= ================= ================= =================

  Highest            $           12.14 $           16.77 $           11.18 $           15.03 $           10.93 $           11.30
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                              Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                              Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                              Variable         Variable         Variable         Variable         Variable         Variable
                              Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                           Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                             Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                Franklin
                           Franklin Large   Franklin Small     Small-Mid
                             Cap Growth        Cap Value       Cap Growth        Franklin          Mutual       Mutual Shares
                             Securities        Securities      Securities    U. S. Government     Discovery       Securities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     30,351,178 $     59,429,026 $      3,825,959 $     15,334,927 $      2,826,435 $    147,418,445
Contracts in payout
  (annuitization) period            37,413           45,620                -           17,997                -          255,164
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     30,388,591 $     59,474,646 $      3,825,959 $     15,352,924 $      2,826,435 $    147,673,609
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,029,966        3,542,266          187,915        1,219,454          151,959        8,127,331
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     29,886,978 $     48,066,364 $      2,633,726 $     15,473,885 $      2,647,805 $    128,153,597
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          10.35 $          11.30 $           7.27 $          10.14 $          11.32 $          11.71
                          ================ ================ ================ ================ ================ ================

  Highest                 $          10.51 $          19.22 $          19.19 $          10.39 $          11.40 $          19.60
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin        Franklin
                                  Templeton        Templeton        Templeton       Templeton      Goldman Sachs    Goldman Sachs
                                  Variable         Variable         Variable         Variable        Variable         Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust       Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Templeton
                                 Developing        Templeton        Templeton       Templeton                         VIT CORE
                                   Markets          Foreign       Global Income       Growth            VIT           Small Cap
                                 Securities       Securities       Securities       Securities     Capital Growth      Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    29,194,282  $   125,202,772  $     4,019,607  $     5,987,855  $        73,695  $    13,903,418
Contracts in payout
  (annuitization) period                    -           22,692           81,819                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    29,194,282  $   125,225,464  $     4,101,426  $     5,987,855  $        73,695  $    13,903,418
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,678,374        8,016,995          289,036          433,588            6,900          998,092
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    22,147,743  $   111,907,926  $     4,016,351  $     5,192,105  $        79,522  $    14,372,231
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.79  $         10.44  $         13.56  $         12.23  $          7.26  $         11.27
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         26.29  $         17.41  $         18.14  $         17.23  $         10.81  $         18.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Goldman Sachs    Goldman Sachs    Goldman Sachs    Goldman Sachs
                              Variable         Variable         Variable          Variable                          Janus
                              Insurance        Insurance        Insurance        Insurance         Janus         Aspen Series
                                Trust            Trust            Trust            Trust        Aspen Series   (Service Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                   VIT
                            VIT CORE U.S.   VIT Growth and    International         VIT             Forty        Foreign Stock
                               Equity           Income           Equity        Mid Cap Value      Portfolio    (Service Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $      7,517,062 $      4,517,926 $         32,528 $      7,597,170 $         20,663 $         40,125
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   572,510          377,437            2,699          489,193              747            2,702
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      7,107,047 $      4,426,608 $         34,188 $      7,952,987 $         16,012 $         29,924
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.84 $          10.45 $          12.42 $          11.30 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

  Highest                 $          12.38 $          11.13 $          12.82 $          23.13 $          12.65 $          16.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                   Lazard
                                 Retirement      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                                Series, Inc.     Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  Emerging                                          Growth and        Growth           Mid-Cap
                                   Markets        All Value     Bond-Debenture        Income       Opportunities        Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        22,003  $     8,862,018  $    17,899,936  $    23,435,142  $     5,268,023  $    36,498,851
Contracts in payout
  (annuitization) period                    -                -           26,696           20,495                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $        22,003  $     8,862,018  $    17,926,632  $    23,455,637  $     5,268,023  $    36,498,851
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        1,170          597,977        1,560,194          896,622          383,687        1,730,624
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        12,778  $     8,334,738  $    18,794,284  $    23,994,223  $     5,071,808  $    36,574,144
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         31.53  $         11.34  $         10.20  $         10.93  $         11.35  $         11.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         31.53  $         11.53  $         10.37  $         11.11  $         11.52  $         11.90
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                  Insurance        Insurance        Insurance       Insurance        Insurance        Insurance
                                    Trust            Trust            Trust           Trust            Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                MFS Emerging          MFS        MFS Investors       MFS New                         MFS Research
                                   Growth         High Income        Trust          Discovery       MFS Research         Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     2,641,011  $       872,708  $     3,773,803  $     3,548,104  $     1,755,221  $     2,996,697
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      138,056           88,420          195,635          226,716          106,960          258,113
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,670,438  $       843,022  $     3,395,701  $     3,214,550  $     1,953,582  $     3,006,338
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          5.27  $         11.79  $          8.60  $          8.56  $          7.33  $         13.70
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.32  $         12.09  $         10.31  $         17.38  $          9.48  $         14.05
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               MFS Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance          Trust            Trust            Trust            Trust            Trust
                                   Trust       (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                MFS Emerging     MFS Investors       MFS New
                                                   Growth            Trust          Discovery      MFS Research     MFS Utilities
                               MFS Utilities   (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       173,426  $       633,989  $       733,227  $     1,074,819  $       439,132  $     1,352,412
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        7,305           33,509           38,209           69,568           26,891           57,403
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       137,073  $       531,084  $       596,589  $       866,155  $       353,708  $     1,051,662
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.57  $          7.96  $          9.34  $          9.03  $          9.11  $         11.04
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.80  $         12.64  $         12.26  $         12.55  $         13.06  $         15.14
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth          Advantage         Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,000,314  $   540,909,539  $   457,376,848  $   134,219,350  $    17,769,443  $   168,945,949
Contracts in payout
  (annuitization) period               45,317        4,649,117        2,565,790          665,380                -        1,017,247
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    35,045,631  $   545,558,656  $   459,942,638  $   134,884,730  $    17,769,443  $   169,963,196
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,545,071       36,153,655       16,172,385        6,805,486        2,040,120       11,240,952
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    32,874,257  $ 1,437,164,770  $   511,416,908  $   116,070,192  $    18,137,940  $   139,774,688
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.13  $         10.39  $          7.85  $          8.71  $          7.47  $         12.19
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.71  $         39.12  $        102.61  $         41.01  $          8.88  $         23.85
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                    Limited                            Quality
                                High Yield     Income Builder     Information       Duration       Money Market      Income Plus
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    33,388,951  $    37,046,102  $     2,932,387  $    40,478,749  $   133,276,321  $   217,086,901
Contracts in payout
  (annuitization) period              247,300           54,674                -           29,746          762,345        2,558,131
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    33,636,251  $    37,100,776  $     2,932,387  $    40,508,495  $   134,038,666  $   219,645,032
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   29,505,483        3,036,070          586,477        4,246,173      134,038,666       20,958,495
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    52,540,984  $    33,592,725  $     2,758,338  $    42,334,984  $   134,038,666  $   221,305,569
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          4.60  $         12.37  $          4.62  $         10.73  $          9.93  $         11.64
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         16.97  $         16.79  $         11.74  $         11.91  $         23.42  $         32.95
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                              Morgan Stanley   Morgan Stanley   Morgan Stanley
                           Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable         Variable         Variable
                              Variable         Variable         Variable        Investment       Investment       Investment
                             Investment       Investment       Investment         Series           Series           Series
                               Series           Series           Series      (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                                                Aggressive        Dividend
                                                                                  Equity           Growth           Equity
                           S&P 500 Index      Strategist       Utilities     (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     96,186,818 $    268,396,237 $    142,049,176 $     28,565,304 $    135,605,042 $    119,281,129
Contracts in payout
  (annuitization) period           554,149        2,913,246        1,794,974                -           19,501            5,588
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     96,740,967 $    271,309,483 $    143,844,150 $     28,565,304 $    135,624,543 $    119,286,717
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 8,441,620       16,904,018        8,717,827        2,098,847        8,999,638        4,210,615
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     87,696,229 $    252,328,528 $    137,647,064 $     21,538,353 $    118,489,623 $    102,211,774
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.36 $          10.66 $           8.49 $           7.77 $          10.10 $           7.41
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.10 $          44.27 $          30.29 $          16.45 $          13.62 $          15.14
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              European          Global           Global
                               Growth         Advantage     Dividend Growth     High Yield     Income Builder    Information
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     38,367,145 $     10,387,438 $     69,330,669 $     33,289,469 $     43,791,498 $      9,036,163
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 1,947,571        1,199,473        4,622,045       29,201,289        3,592,412        1,829,183
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     32,184,653 $      9,376,541 $     55,445,974 $     34,864,763 $     37,903,896 $      8,235,190
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           8.44 $           7.23 $          11.81 $           5.50 $          11.52 $           4.53
                          ================ ================ ================ ================ ================ ================

  Highest                 $          15.07 $          14.68 $          15.38 $          12.97 $          13.43 $          15.10
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $    120,224,776 $     94,126,502 $    191,134,139 $    156,995,271 $     94,800,633 $     32,034,400
Contracts in payout
  (annuitization) period            44,599           61,898          229,235           11,991           36,298           13,022
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $    120,269,375 $     94,188,400 $    191,363,374 $    157,007,262 $     94,836,931 $     32,047,422
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                12,633,338       94,188,400       18,277,304       13,796,772        5,916,215        1,943,446
                          ================ ================ ================ ================ ================ ================

Cost of investments       $    125,940,455 $     94,188,400 $    192,390,292 $    136,752,360 $     87,192,303 $     30,242,314
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.68 $           9.59 $          10.50 $           8.00 $          10.33 $           7.75
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.15 $          10.41 $          13.53 $          13.60 $          13.95 $          15.42
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Neuberger &      Neuberger &
                               Berman           Berman
                              Advisors         Advisors       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                             Management       Management        Variable         Variable         Variable         Variable
                               Trust            Trust        Account Funds    Account Funds    Account Funds    Account Funds
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                                              Oppenheimer                       Oppenheimer
                                AMT                            Aggressive      Oppenheimer        Capital        Oppenheimer
                           Mid-Cap Growth    AMT Partners        Growth          Balanced       Appreciation      Core Bond
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         31,637 $        159,206 $      2,923,431 $     10,462,183 $     13,701,813 $      4,633,913
Contracts in payout
  (annuitization) period                 -                -                -           35,145            1,886                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         31,637 $        159,206 $      2,923,431 $     10,497,328 $     13,703,699 $      4,633,913
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,560            7,436           59,191          614,958          355,755          414,112
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         37,591 $        135,145 $      2,970,405 $      9,504,772 $     13,180,958 $      4,572,262
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.93 $          13.94 $           5.36 $          11.38 $           7.73 $          13.06
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.38 $          13.94 $          13.24 $          14.31 $          12.37 $          13.40
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Oppenheimer
                                                                                                                   Variable
                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Account Funds
                              Variable         Variable         Variable         Variable         Variable      (Service Class
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                               Oppenheimer
                            Oppenheimer                                         Main Street                      Oppenheimer
                               Global        Oppenheimer      Oppenheimer       Small Cap       Oppenheimer       Aggressive
                             Securities      High Income      Main Street         Growth       Strategic Bond    Growth (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
Contracts in payout
  (annuitization) period                 -                -                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     12,029,272 $      1,982,489 $      9,394,310 $      4,521,452 $      7,251,759 $     19,532,381
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                   360,374          234,892          431,129          263,181        1,419,131          399,680
                          ================ ================ ================ ================ ================ ================

Cost of investments       $      9,005,325 $      1,967,913 $      8,588,082 $      3,145,693 $      6,594,165 $     15,734,859
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $          12.05 $           8.61 $          18.58 $          13.27 $          15.61
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.41 $          12.36 $          12.87 $          19.06 $          14.45 $          16.25
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                              Variable         Variable         Variable         Variable         Variable         Variable
                           Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                           (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                              ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                             Oppenheimer
                                               Capital                         Oppenheimer      Oppenheimer      Oppenheimer
                            Oppenheimer      Appreciation     Oppenheimer         Global            High             Main
                           Balanced (SC)         (SC)        Core Bond (SC)  Securities (SC)    Income (SC)      Street (SC)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     40,344,192 $     68,097,614 $      6,697,469 $     36,161,725 $     38,144,493 $     86,987,273
Contracts in payout
  (annuitization) period            34,573           87,548                -           29,946          110,453           63,655
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     40,378,765 $     68,185,162 $      6,697,469 $     36,191,671 $     38,254,946 $     87,050,928
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,379,420        1,783,551          600,670        1,091,426        4,559,588        4,024,546
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     37,172,329 $     62,636,721 $      6,685,917 $     27,267,752 $     37,800,860 $     76,158,155
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          14.02 $          12.92 $          10.07 $          18.19 $          13.52 $          13.67
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.61 $          13.42 $          10.22 $          18.92 $          14.09 $          14.30
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer      Oppenheimer
                              Variable         Variable
                           Account Funds    Account Funds    PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                           (Service Class   (Service Class      Variable         Variable        Insurance        Insurance
                              ("SC"))          ("SC"))      Insurance Trust  Insurance Trust       Trust            Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                            Oppenheimer
                            Main Street      Oppenheimer
                             Small Cap        Strategic                           OpCap
                            Growth (SC)       Bond (SC)      OpCap Balanced     Small Cap       Foreign Bond     Money Market
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     43,533,544 $    114,067,865 $          9,377 $          1,813 $          2,528 $          8,901
Contracts in payout
  (annuitization) period                 -          378,251                -                -                -                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     43,533,544 $    114,446,116 $          9,377 $          1,813 $          2,528 $          8,901
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,551,790       22,051,275              883               58              244            8,901
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     35,322,006 $    110,918,264 $          8,827 $          1,622 $          2,472 $          8,901
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          17.82 $          12.65 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

  Highest                 $          18.80 $          13.22 $          10.92 $          14.94 $          11.64 $           9.99
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Variable
                             Insurance          Putnam           Putnam           Putnam           Putnam           Putnam
                               Trust        Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT American
                               PIMCO          Government       VT Capital       VT Capital      VT Discovery    VT Diversified
                            Total Return        Income        Appreciation    Opportunities        Growth           Income
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $         10,322 $     56,090,788 $     16,843,484 $      6,431,207 $     17,557,209 $     87,202,244
Contracts in payout
  (annuitization) period                 -          583,260            3,575                -           11,073          232,612
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $         10,322 $     56,674,048 $     16,847,059 $      6,431,207 $     17,568,282 $     87,434,856
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                     1,008        4,945,379        1,811,512          407,296        3,296,113        9,981,148
                          ================ ================ ================ ================ ================ ================

Cost of investments       $         10,564 $     57,981,640 $     13,412,630 $      5,622,488 $     13,646,789 $     88,206,508
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          11.56 $           6.84 $           8.45 $          16.04 $           4.87 $          13.01
                          ================ ================ ================ ================ ================ ================

  Highest                 $          11.56 $          13.14 $           9.06 $          16.61 $          13.05 $          14.36
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

                                             VT The George         VT
                                 VT          Putnam Fund      Global Asset          VT         VT Growth and      VT Growth
                           Equity Income      of Boston        Allocation     Global Equity        Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     28,186,477 $    236,612,733 $     39,222,738 $     54,014,811 $    584,926,637 $     23,122,635
Contracts in payout
  (annuitization) period           269,335          584,407          163,119           71,463          672,734           27,661
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     28,455,812 $    237,197,140 $     39,385,857 $     54,086,274 $    585,599,371 $     23,150,296
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 2,047,181       20,152,688        2,615,263        4,894,685       22,223,885        4,793,022
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     25,055,042 $    211,292,581 $     36,603,824 $     76,103,780 $    529,729,815 $     31,026,934
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $          13.53 $          11.11 $           9.92 $           5.56 $          10.09 $           4.12
                          ================ ================ ================ ================ ================ ================

  Highest                 $          14.03 $          13.33 $          14.23 $           8.89 $          15.48 $          10.58
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                               Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                           Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                                     VT               VT
                                                                                    VT         International    International
                             VT Health                                        International      Growth and          New
                              Sciences      VT High Yield      VT Income          Equity           Income       Opportunities
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total assets            $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

NET ASSETS
Accumulation units        $     79,322,440 $     97,072,941 $    207,689,696 $    268,279,203 $     58,216,767 $     35,416,694
Contracts in payout
  (annuitization) period            32,986          163,724          696,232          280,306           63,342                -
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------

  Total net assets        $     79,355,426 $     97,236,665 $    208,385,928 $    268,559,509 $     58,280,109 $     35,416,694
                          ================ ================ ================ ================ ================ ================

FUND SHARE INFORMATION
Number of shares                 5,980,062       12,760,717       16,525,450       16,516,575        3,814,143        2,415,873
                          ================ ================ ================ ================ ================ ================

Cost of investments       $     70,887,086 $     97,914,551 $    207,146,902 $    236,631,876 $     45,431,065 $     31,951,919
                          ================ ================ ================ ================ ================ ================

ACCUMULATION UNIT FAIR
  VALUE
  Lowest                  $           9.92 $          11.93 $          10.50 $           8.65 $          11.64 $           5.60
                          ================ ================ ================ ================ ================ ================

  Highest                 $          13.44 $          14.91 $          13.20 $          17.11 $          16.80 $          11.35
                          ================ ================ ================ ================ ================ ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                       VT OTC &
                                                     VT               VT             VT New                            Emerging
                               VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   169,824,366  $    15,894,844  $    99,177,492  $   121,489,525  $   176,792,218  $    30,879,836
Contracts in payout
  (annuitization) period              199,845                -          608,061           41,716          258,739           25,592
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   170,024,211  $    15,894,844  $    99,785,553  $   121,531,241  $   177,050,957  $    30,905,428
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                   15,801,507          983,592       99,785,553        6,583,491       10,329,694        4,791,539
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   191,575,081  $    13,529,354  $    99,785,553  $   179,594,481  $   141,890,594  $    50,841,775
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.69  $         15.81  $          9.57  $          4.77  $         10.85  $          2.15
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         15.61  $         16.40  $         11.07  $         16.06  $         17.47  $          5.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam            Rydex
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                 VT Utilities
                                                VT Small Cap      Growth and
                                VT Research         Value           Income          VT Vista        VT Voyager        Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    93,242,494  $   164,339,111  $    48,026,381  $    97,658,288  $   354,180,949  $         3,650
Contracts in payout
  (annuitization) period              263,834          147,917          157,823          125,164          203,713                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    93,506,328  $   164,487,028  $    48,184,204  $    97,783,452  $   354,384,662  $         3,650
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,890,829        7,173,442        3,343,803        7,014,595       12,412,773              251
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    95,632,894  $   109,243,817  $    46,876,121  $   105,947,740  $   470,581,607  $         3,411
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.68  $         13.75  $          9.77  $          6.20  $          5.70  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.50  $         24.94  $         18.20  $         17.69  $         13.49  $         12.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon          Salomon
                                 Brothers         Brothers          Scudder          Scudder          Scudder          Scudder
                              Variable Series  Variable Series     Variable         Variable         Variable         Variable
                                Funds Inc.       Funds Inc.        Series I         Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                      Global         Growth and
                                  All Cap         Investors          Bond        Capital Growth      Discovery         Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,392  $         8,114  $     1,134,388  $     2,522,162  $     1,899,140  $     1,160,396
Contracts in payout
  (annuitization) period                    -                -            8,570            4,915                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $         6,392  $         8,114  $     1,142,958  $     2,527,077  $     1,899,140  $     1,160,396
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          368              558          163,513          149,531          126,609          119,382
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         5,250  $         7,106  $     1,130,794  $     2,497,482  $     1,379,604  $     1,001,911
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.31  $         11.47  $         13.38  $         10.52  $         21.17  $          9.96
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.31  $         11.47  $         13.47  $         10.59  $         21.33  $         10.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable        STI Classic      STI Classic
                                 Series I         Series I         Series II        Series II     Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                        STI
                                                                   Small Cap                        STI Capital     International
                               International    Money Market        Growth        Total Return     Appreciation        Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       863,834  $       910,012  $       760,213  $     2,514,915  $    28,543,069  $     4,710,963
Contracts in payout
  (annuitization) period                2,581                -                -           15,798           28,914                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       866,415  $       910,012  $       760,213  $     2,530,713  $    28,571,983  $     4,710,963
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       79,854          910,012           56,396          111,240        1,758,276          386,461
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       778,453  $       910,012  $       655,733  $     2,369,914  $    29,348,420  $     4,291,210
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.59  $         11.66  $         11.60  $         10.63  $          7.92  $         10.93
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         11.67  $         11.75  $         11.61  $         10.64  $         21.08  $         16.11
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                                STI Classic      STI Classic      STI Classic      STI Classic      STI Classic     Institutional
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  STI Large        STI Large                                         Van Kampen
                              STI Investment    Cap Relative       Cap Value           STI         STI Small Cap    UIF Emerging
                                Grade Bond          Value           Equity       Mid-Cap Equity    Value Equity    Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,869,922  $     5,271,167  $    26,952,034  $    10,605,933  $    10,667,563  $    53,913,676
Contracts in payout
  (annuitization) period                    -                -           70,579                -                -          138,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    11,869,922  $     5,271,167  $    27,022,613  $    10,605,933  $    10,667,563  $    54,052,083
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,168,299          426,125        1,848,332          785,043          584,844        3,669,524
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    11,859,269  $     4,379,833  $    25,143,004  $     9,108,420  $     6,974,407  $    34,995,908
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.11  $         10.65  $         10.79  $         10.17  $         16.11  $         12.20
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.85  $         13.79  $         19.97  $         19.24  $         25.84  $         20.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                    Van Kampen
                                                                   Van Kampen                          UIF
                              Van Kampen UIF   Van Kampen UIF      UIF Global      Van Kampen      International   Van Kampen UIF
                               Equity Growth    Fixed Income     Value Equity    UIF High Yield       Magnum       Mid Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    67,215,017  $     2,108,252  $        46,722  $         8,090  $    34,574,312  $    41,085,850
Contracts in payout
  (annuitization) period               61,244                -                -                -          105,837                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    67,276,261  $     2,108,252  $        46,722  $         8,090  $    34,680,149  $    41,085,850
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,249,922          182,849            3,142            1,190        2,801,304        3,373,223
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    62,153,731  $     2,064,171  $        38,514  $         7,473  $    28,683,394  $    29,246,331
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.08  $         11.31  $         11.07  $         12.72  $          9.18  $         13.82
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         13.17  $         13.68  $         13.38  $         12.72  $         13.28  $         16.68
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  The Universal    The Universal    The Universal
                               The Universal    The Universal    The Universal    Institutional    Institutional    Institutional
                               Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   Van Kampen       Van Kampen       Van Kampen
                                Van Kampen       Van Kampen                       UIF Emerging     UIF Emerging    UIF Equity and
                                 UIF U.S.         UIF U.S.        Van Kampen      Markets Debt    Markets Equity       Income
                               Mid Cap Value     Real Estate       UIF Value       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   138,528,889  $    70,643,980  $       346,679  $    25,550,748  $    21,347,870  $    58,768,363
Contracts in payout
  (annuitization) period               89,966           89,138                -            3,047                -           27,518
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   138,618,855  $    70,733,118  $       346,679  $    25,553,795  $    21,347,870  $    58,795,881
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    7,393,006        3,064,693           23,925        2,836,159        1,451,249        4,294,805
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $   103,964,275  $    43,769,332  $       293,018  $    24,461,527  $    16,113,959  $    54,353,950
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.01  $         18.41  $         11.44  $         13.14  $         23.08  $         11.40
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.16  $         29.54  $         14.81  $         16.79  $         23.91  $         13.56
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen                      Van Kampen UIF   Van Kampen UIF     Van Kampen
                              Van Kampen UIF     UIF Global     Van Kampen UIF    Small Company    U.S. Mid Cap       UIF U.S.
                               Equity Growth      Franchise     Mid Cap Growth       Growth            Value         Real Estate
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    20,355,081  $    74,247,870  $    35,035,239  $    27,467,554  $    60,801,190  $    87,568,546
Contracts in payout
  (annuitization) period                    -           32,474                -                -                -           48,172
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    20,355,081  $    74,280,344  $    35,035,239  $    27,467,554  $    60,801,190  $    87,616,718
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,293,207        4,817,143        2,885,934        1,582,232        3,251,401        3,822,719
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    16,498,732  $    65,874,423  $    27,594,665  $    21,660,618  $    50,366,380  $    67,466,955
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.00  $         12.00  $         17.58  $         17.20  $         12.29  $         19.10
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.16  $         15.07  $         18.21  $         17.82  $         16.78  $         22.60
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                                Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life             Life
                                   Life             Life             Life             Life          Investment       Investment
                                Investment       Investment       Investment       Investment          Trust            Trust
                                   Trust            Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                  LIT Aggressive
                                                LIT Emerging                           LIT            Growth        LIT Comstock
                               LIT Comstock        Growth       LIT Government    Money Market      (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $   113,127,546  $    68,897,395  $     1,637,127  $     2,960,581  $    23,586,897  $   317,083,831
Contracts in payout
  (annuitization) period              191,288           92,179                -                -                -           44,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $   113,318,834  $    68,989,574  $     1,637,127  $     2,960,581  $    23,586,897  $   317,127,980
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    8,277,490        2,463,034          173,793        2,960,581        4,367,944       23,232,819
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    97,775,778  $    83,923,713  $     1,632,175  $     2,960,581  $    19,198,871  $   269,856,396
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.15  $          4.76  $         11.09  $         10.62  $         11.97  $         11.44
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         14.84  $         13.64  $         11.25  $         10.89  $         16.00  $         14.92
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                Van Kampen       Van Kampen       Van Kampen
                                   Life             Life             Life
                                Investment       Investment       Investment
                                   Trust            Trust            Trust
                                (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                               LIT Emerging    LIT Growth and         LIT
                                  Growth           Income        Money Market
                                (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    68,764,653  $   147,127,980  $    30,361,706
                              ---------------  ---------------  ---------------

  Total assets                $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

NET ASSETS
Accumulation units            $    68,764,653  $   146,855,484  $    30,361,706
Contracts in payout
  (annuitization) period                    -          272,496                -
                              ---------------  ---------------  ---------------

  Total net assets            $    68,764,653  $   147,127,980  $    30,361,706
                              ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    2,472,659        7,191,006       30,361,706
                              ===============  ===============  ===============

Cost of investments           $    60,466,592  $   124,210,548  $    30,361,706
                              ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.38  $         13.83  $          9.77
                              ===============  ===============  ===============

  Highest                     $         13.27  $         16.39  $         10.04
                              ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                   Funds             Funds            Funds            Funds           Funds             Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                  AIM V. I.        AIM V. I.                                         AIM V. I.        AIM V. I.
                                 Aggressive         Basic          AIM V. I.         AIM V. I.        Capital          Capital
                                   Growth        Balanced (a)     Basic Value        Blue Chip      Appreciation     Development
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                      $            -   $      789,595   $       29,208   $      121,592   $       71,974   $            -
Charges from Allstate
  Life Insurance Company:
    Mortality and expense
      risk                           (341,444)        (712,834)        (422,389)        (278,547)      (1,608,073)        (301,750)
    Administrative expense            (27,050)         (56,650)         (32,921)         (21,556)        (118,472)         (23,788)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (368,494)          20,111         (426,102)        (178,511)      (1,654,571)        (325,538)
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales             4,760,086       12,140,098        7,210,354        4,580,729       33,100,634        4,095,441
    Cost of investments
      sold                          5,432,999       12,799,885        6,046,060        5,194,347       34,746,713        3,329,848
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (672,913)        (659,787)       1,164,294         (613,618)      (1,646,079)         765,593

Realized gain distributions                 -                -          372,739                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (672,913)        (659,787)       1,537,033         (613,618)      (1,646,079)         765,593

Change in unrealized
  gains (losses)                    2,084,268        2,697,431          282,136        1,142,720       11,044,610        1,459,050
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       1,411,355        2,037,644        1,819,169          529,102        9,398,531        2,224,643
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS                   $    1,042,861   $    2,057,755   $    1,393,067   $      350,591   $    7,743,960   $    1,899,105
                               ==============   ==============   ==============   ==============   ==============   ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                  AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                 Core Equity       Trends (b)        Income         Securities         Growth         High Yield
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $    1,601,606   $            -   $    1,678,801   $    1,079,708   $            -   $    1,423,640
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                         (1,424,790)        (134,847)        (357,220)        (458,560)      (1,017,229)        (218,076)
    Administrative expense           (112,379)         (10,594)         (28,601)         (36,401)         (76,872)         (17,311)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                           64,437         (145,441)       1,292,980          584,747       (1,094,101)       1,188,253
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            23,203,585        3,492,727        7,031,976       10,543,251       22,191,868        5,867,958
    Cost of investments sold       22,916,932        4,674,083        7,561,298       10,305,940       27,968,033        5,843,560
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Realized gain distributions                 -                -                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        286,653       (1,181,356)        (529,322)         237,311       (5,776,165)          24,398

Change in unrealized gains
  (losses)                          3,565,409        1,735,286         (329,502)        (729,599)      11,030,910         (994,898)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       3,852,062          553,930         (858,824)        (492,288)       5,254,745         (970,500)
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $    3,916,499   $      408,489   $      434,156   $       92,459   $    4,160,644   $      217,753
                               ==============   ==============   ==============   ==============   ==============   ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.
                               International       Mid Cap          AIM V. I.        AIM V. I.        AIM V. I.       AIM V. I.
                                  Growth         Core Equity      Money Market    Premier Equity     Technology       Utilities
                               --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $      333,168   $      153,484   $      543,418   $    1,219,154   $            -   $      320,929
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (629,992)        (371,685)        (278,736)      (2,062,403)         (78,052)        (163,700)
    Administrative expense            (49,075)         (28,395)         (22,100)        (154,164)          (6,157)         (12,813)
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         (345,899)        (246,596)         242,582         (997,413)         (84,209)         144,416
                               --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             8,696,327       15,250,690       17,293,264       42,065,454        1,699,476        2,398,203
    Cost of investments sold        7,391,830       14,449,580       17,293,264       48,116,775        1,597,024        1,858,171
                               --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              1,304,497          801,110                -       (6,051,321)         102,452          540,032

Realized gain distributions                 -          938,198                -                -                -                -
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      1,304,497        1,739,308                -       (6,051,321)         102,452          540,032

Change in unrealized gains
  (losses)                          6,687,181          230,659                -       12,742,532          (44,805)       1,090,839
                               --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments       7,991,678        1,969,967                -        6,691,211           57,647        1,630,871
                               --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                               $    7,645,779   $    1,723,371   $      242,582   $    5,693,798   $      (26,562)  $    1,775,287
                               ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                        AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable      AIM Variable
                          Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Funds              Funds             Funds             Funds             Funds             Funds
                         Series II          Series II         Series II         Series II        Series II          Series II
                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

                          AIM V. I.         AIM V. I.                                              AIM V. I.        AIM V. I.
                         Aggressive           Basic           AIM V. I.          AIM V. I.         Capital           Capital
                          Growth II      Balanced II (c)   Basic Value II     Blue Chip II     Appreciation II   Development II
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends              $             -   $        25,991   $             -   $         3,516   $             -   $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (9,676)          (30,905)         (329,009)          (15,012)         (109,821)           (6,850)
    Administrative
      expense                     (598)           (2,093)          (38,766)           (1,040)          (13,334)             (465)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net investment
      income (loss)            (10,274)           (7,007)         (367,775)          (12,536)         (123,155)           (7,315)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                     31,265           304,515         4,036,572           100,828         1,345,350            28,304
    Cost of
      investments sold          26,416           277,597         3,752,892            89,749         1,209,479            21,233
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

      Realized gains
        (losses) on
        fund shares              4,849            26,918           283,680            11,079           135,871             7,071

Realized gain
  distributions                      -                 -           247,618                 -                 -                 -
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized gains
      (losses)                   4,849            26,918           531,298            11,079           135,871             7,071

Change in unrealized
  gains (losses)                28,161            47,456           625,320            17,568           470,030            35,972
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments               33,010            74,374         1,156,618            28,647           605,901            43,043
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS
    FROM OPERATIONS    $        22,736   $        67,367   $       788,843   $        16,111   $       482,746   $        35,728
                       ===============   ===============   ===============   ===============   ===============   ===============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable    AIM Variable      AIM Variable
                                Insurance         Insurance        Insurance        Insurance      Insurance          Insurance
                                  Funds             Funds            Funds            Funds          Funds              Funds
                                Series II         Series II        Series II        Series II      Series II          Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account    Sub-Account        Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified      Government       AIM V. I.          AIM V. I.
                              Core Equity II    Trends II (d)      Income II      Securities II     Growth II      High Yield II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,956   $            -   $       44,161   $       65,895   $            -   $       73,651
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,849)          (4,343)         (11,093)         (31,978)          (4,708)         (12,185)
    Administrative expense              (473)            (297)            (744)          (2,273)            (327)            (840)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (1,366)          (4,640)          32,324           31,644           (5,035)          60,626
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               59,245           31,581           76,085          371,981           73,030           95,007
    Cost of investments sold          51,310           25,960           77,601          375,297           56,621           85,527
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                 7,935            5,621           (1,516)          (3,316)          16,409            9,480

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                         7,935            5,621           (1,516)          (3,316)          16,409            9,480

Change in unrealized gains
  (losses)                            10,275           12,372          (22,966)         (29,553)           5,168          (62,623)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments         18,210           17,993          (24,482)         (32,869)          21,577          (53,143)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       16,844   $       13,353   $        7,842   $       (1,225)  $       16,542   $        7,483
                              ==============   ==============   ==============   ==============   ==============   ==============

(d) Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                Insurance         Insurance        Insurance        Insurance       Insurance         Insurance
                                  Funds             Funds            Funds            Funds           Funds             Funds
                                Series II         Series II        Series II        Series II       Series II         Series II
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account       Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                 AIM V. I.        AIM V. I.       AIM V. I.        AIM V. I.
                               International       Mid Cap          Money           Premier          AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II     Market II        Equity II      Technology II     Utilities II
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        5,367   $       21,471   $       90,956   $       28,602   $            -   $       11,930
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (11,911)        (104,158)         (60,202)         (74,324)          (2,069)          (7,253)
    Administrative expense              (785)         (13,175)          (4,224)          (8,382)            (131)            (506)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (7,329)         (95,862)          26,530          (54,104)          (2,200)           4,171
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               66,401        3,533,470        7,875,880          876,861           18,250           47,520
    Cost of investments sold          48,820        3,436,981        7,875,880          830,891           16,686           36,217
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                17,581           96,489                -           45,970            1,564           11,303

Realized gain distributions                -          233,549                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        17,581          330,038                -           45,970            1,564           11,303

Change in unrealized gains
  (losses)                           116,806          194,930                -          169,893              847           51,267
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments        134,387          524,968                -          215,863            2,411           62,570
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      127,058   $      429,106   $       26,530   $      161,759   $          211   $       66,741
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance          Alliance       Alliance
                                Bernstein         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                 Variable         Variable         Variable         Variable          Variable       Variable
                                 Product           Product          Product          Product          Product         Product
                               Series Fund       Series Fund      Series Fund      Series Fund      Series Fund     Series Fund
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                  Alliance         Alliance         Alliance          Alliance       Alliance
                                 Alliance         Bernstein        Bernstein        Bernstein        Bernstein       Bernstein
                                Bernstein         Growth &       International      Large Cap        Small/Mid        Utility
                                  Growth           Income          Value (e)       Growth (f)      Cap Value (g)     Income (e)
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    2,780,212   $        7,207   $            -   $      189,336   $        4,542
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (834,902)      (3,319,613)         (66,937)        (647,277)        (529,689)         (15,405)
    Administrative expense           (79,468)        (256,986)         (10,293)         (51,768)         (69,974)          (2,273)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (914,370)        (796,387)         (70,023)        (699,045)        (410,327)         (13,136)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           26,495,574       57,750,843        8,970,534       13,996,713       15,549,957        2,055,765
    Cost of investments sold      25,060,475       52,171,380        8,676,047       14,220,653       15,564,447        2,094,904
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares             1,435,099        5,579,463          294,487         (223,940)         (14,490)         (39,139)

Realized gain distributions                -                -           23,463                -        1,473,700                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                     1,435,099        5,579,463          317,950         (223,940)       1,459,210          (39,139)

Change in unrealized gains
  (losses)                         5,265,901        1,083,820        1,002,493        6,200,392          877,983           86,429
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,701,000        6,663,283        1,320,443        5,976,452        2,337,193           47,290
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
                              $    5,786,630   $    5,866,896   $    1,250,420   $    5,277,407   $    1,926,866   $       34,154
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                 Alliance        American          American         Dreyfus
                                Bernstein         Century           Century        Socially                            Dreyfus
                                 Variable        Variable          Variable       Responsible                         Variable
                                 Product        Portfolios        Portfolios        Growth         Dreyfus Stock     Investment
                               Series Fund          Inc               Inc          Fund, Inc.         Index Fund         Fund
                               Sub-Account      Sub-Account       Sub-Account     Sub-Account       Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   American         Dreyfus
                                 Alliance        American           Century        Socially
                                Bernstein         Century             VP          Responsible      Dreyfus Stock    VIF Growth &
                                Value (e)       VP Balanced      International    Growth Fund        Index Fund        Income
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        3,795   $        1,110   $          730   $            -   $       29,738   $        4,539
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                            (6,778)            (768)            (582)          (3,519)         (25,342)          (4,268)
    Administrative expense            (1,077)             (59)             (42)            (252)          (1,902)            (337)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          (4,060)             283              106           (3,771)           2,494              (66)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              939,519           11,555           39,797           10,885          628,403           56,626
    Cost of investments sold         953,324           11,616           61,220           11,918          559,269           56,883
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (13,805)             (61)         (21,423)          (1,033)          69,134             (257)

Realized gain distributions            5,332               24                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                        (8,473)             (37)         (21,423)          (1,033)          69,134             (257)

Change in unrealized gains
  (losses)                            49,841            1,806           23,653            9,917          (16,345)           5,771
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments         41,368            1,769            2,230            8,884           52,789            5,514
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       37,308   $        2,052   $        2,336   $        5,113   $       55,283   $        5,448
                              ==============   ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus          Dreyfus                         Fidelity         Fidelity         Fidelity
                                  Variable        Variable         Federated       Variable         Variable         Variable
                                 Investment      Investment        Insurance       Insurance        Insurance        Insurance
                                    Fund            Fund            Series       Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                   Federated
                                    VIF           VIF Small          Prime                             VIP
                                Money Market    Company Stock    Money Fund II   VIP Contrafund   Equity-Income     VIP Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       26,899   $            -   $      196,558   $       44,847   $       98,504   $       51,450
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (14,038)          (1,097)         (97,904)        (192,136)         (71,477)        (120,577)
    Administrative expense            (1,049)             (81)          (7,490)         (15,337)          (5,698)          (9,680)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                          11,812           (1,178)          91,164         (162,626)          21,329          (78,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              452,450           10,458        5,492,702        3,074,579        1,464,861        2,225,087
    Cost of investments sold         452,450            7,571        5,492,702        2,535,446        1,366,736        2,760,543
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares                     -            2,887                -          539,133           98,125         (535,456)

Realized gain distributions                -            3,797                -            2,803          216,465                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                             -            6,684                -          541,936          314,590         (535,456)

Change in unrealized gains
  (losses)                                 -           (5,875)               -        1,854,711          (95,679)         991,104
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments              -              809                -        2,396,647          218,911          455,648
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       11,812   $         (369)  $       91,164   $    2,234,021   $      240,240   $      376,841
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Fidelity         Fidelity
                                                                                                     Variable         Variable
                                 Fidelity         Fidelity         Fidelity         Fidelity         Insurance        Insurance
                                 Variable         Variable         Variable         Variable       Products Fund    Products Fund
                                 Insurance        Insurance        Insurance        Insurance        (Service         (Service
                               Products Fund    Products Fund    Products Fund    Products Fund      Class 2)         Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------  --------------    --------------   --------------

                                                                                                    VIP Asset
                                                                                                  Manager Growth   VIP Contrafund
                                 VIP High                       VIP Investment                       (Service          (Service
                                  Income       VIP Index 500      Grade Bond      VIP Overseas       Class 2)          Class 2)
                              --------------   --------------   --------------  --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $      588,177   $      253,919   $      194,052   $       21,392   $          597   $        1,803
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                           (47,697)        (169,012)         (61,881)         (39,840)            (435)        (132,543)
    Administrative expense            (3,941)         (13,578)          (5,196)          (3,196)             (34)         (19,049)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                         536,539           71,329          126,975          (21,644)             128         (149,789)
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              802,694        3,424,099        1,068,966          620,588           33,678       13,654,977
    Cost of investments sold         846,436        3,388,117        1,076,275          591,398           31,818       13,438,625
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares               (43,742)          35,982           (7,309)          29,190            1,860          216,352

Realized gain distributions                -                -          117,239           16,742                -              258
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                       (43,742)          35,982          109,930           45,932            1,860          216,610

Change in unrealized gains
  (losses)                          (445,051)         322,434         (193,216)         508,161           (1,066)       1,677,908
                              --------------   --------------   --------------   --------------   --------------   --------------
    Net realized and
      unrealized gains
      (losses) on investments       (488,793)         358,416          (83,286)         554,093              794        1,894,518
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       47,746   $      429,745   $       43,689   $      532,449   $          922   $    1,744,729
                              ==============   ==============   ==============  ==============    ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                           Fidelity          Fidelity           Fidelity         Fidelity          Fidelity          Fidelity
                           Variable          Variable           Variable         Variable          Variable          Variable
                           Insurance         Insurance          Insurance        Insurance         Insurance         Insurance
                         Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           (Service           (Service         (Service          (Service          (Service          (Service
                           Class 2)           Class 2)         Class 2)          Class 2)          Class 2)          Class 2)
                          Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                              VIP                                                 VIP High                         VIP Investment
                         Equity-Income      VIP Growth &       VIP Growth          Income        VIP Index 500       Grade Bond
                           (Service       Income (Service       (Service          (Service         (Service           (Service
                           Class 2)         Class 2) (e)        Class 2)          Class 2)         Class 2)           Class 2)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         49,614  $              -  $          2,004  $        506,634  $         29,616  $            844
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk               (50,112)          (31,656)           (9,932)          (40,998)          (26,685)             (340)
    Administrative
      expense                     (3,481)           (4,845)             (703)           (5,275)           (1,845)              (25)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)               (3,979)          (36,501)           (8,631)          460,361             1,086               479
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          509,755         4,371,378           177,654         4,332,043           266,439             1,934
    Cost of investments
      sold                       445,796         4,378,763           165,444         4,268,712           238,449             1,950
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses)
        on fund shares            63,959            (7,385)           12,210            63,331            27,990               (16)

Realized gain
  distributions                  122,657                 -                 -                 -                 -               532
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   186,616            (7,385)           12,210            63,331            27,990               516

Change in unrealized
  gains (losses)                 (39,274)          377,679            20,373          (440,837)           27,528              (900)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                147,342           370,294            32,583          (377,506)           55,518              (384)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $        143,363  $       333,793   $         23,952  $         82,855  $         56,604  $             95
                        ================  ================  ================  ================  ================  ================

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Fidelity        Fidelity
                                       Variable        Variable        Franklin        Franklin        Franklin        Franklin
                                      Insurance       Insurance       Templeton       Templeton       Templeton       Templeton
                                    Products Fund   Products Fund      Variable        Variable        Variable        Variable
                                       (Service        (Service       Insurance       Insurance       Insurance       Insurance
                                       Class 2)        Class 2)     Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin        Franklin
                                      VIP MidCap     VIP Overseas      Flex Cap       Growth and                       Franklin
                                       (Service        (Service         Growth          Income         Franklin         Income
                                     Class 2) (e)      Class 2)     Securities (e)    Securities     High Income      Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $          353  $        1,128  $    2,113,433  $      685,697  $    2,828,967
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (40,519)           (964)         (6,487)     (1,140,930)       (166,285)     (1,215,188)
    Administrative expense                  (6,597)            (71)         (1,032)       (153,015)        (20,728)       (153,934)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (47,116)           (682)         (6,391)        819,488         498,684       1,459,845
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  5,003,964           7,515         849,713       9,583,749      25,113,440      31,201,525
    Cost of investments sold             4,883,842           5,463         866,658       8,653,012      25,194,271      31,459,993
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     120,122           2,052         (16,945)        930,737         (80,831)       (258,468)

Realized gain distributions                      -             353               -         710,055               -         245,529
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            120,122           2,405         (16,945)      1,640,792         (80,831)        (12,939)

Change in unrealized gains (losses)        604,708           9,779          84,927        (845,951)       (166,623)     (1,252,081)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        724,830          12,184          67,982         794,841        (247,454)     (1,265,020)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      677,714  $       11,502  $       61,591  $    1,614,329  $      251,230  $      194,825
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton      Templeton        Templeton
                                       Variable        Variable        Variable        Variable        Variable        Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                       Franklin
                                    Franklin Large  Franklin Small     Small-Mid      Franklin
                                      Cap Growth       Cap Value      Cap Growth        U. S.           Mutual      Mutual Shares
                                      Securities      Securities    Securities (h)   Government      Discovery (e)   Securities
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       47,457  $      345,722  $            -  $      496,367  $        5,347  $      976,811
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (168,522)       (685,162)        (54,796)       (160,878)        (14,229)     (1,597,499)
    Administrative expense                 (22,959)        (89,552)         (6,890)        (22,156)         (2,162)       (204,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          (144,024)       (428,992)        (61,686)        313,333         (11,044)       (824,826)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,219,674      14,256,868         518,190       2,724,090       1,570,997      26,894,089
    Cost of investments sold             1,212,801      13,085,969         375,093       2,756,129       1,566,621      25,297,762
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       6,873       1,170,899         143,097         (32,039)          4,376       1,596,327

Realized gain distributions                      -         279,653               -               -               -         365,904
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              6,873       1,450,552         143,097         (32,039)          4,376       1,962,231

Change in unrealized gains (losses)        461,588       2,451,253          36,784        (181,647)        178,630       9,578,565
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        468,461       3,901,805         179,881        (213,686)        183,006      11,540,796
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      324,437  $    3,472,813  $      118,195  $       99,647  $      171,962  $   10,715,970
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin        Franklin        Franklin        Franklin
                                      Templeton        Templeton       Templeton       Templeton    Goldman Sachs   Goldman Sachs
                                       Variable        Variable        Variable        Variable        Variable       Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance       Insurance
                                    Products Trust  Products Trust  Products Trust  Products Trust      Trust           Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                      Templeton
                                      Developing      Templeton       Templeton       Templeton           VIT          VIT CORE
                                       Markets         Foreign      Global Income      Growth           Capital       Small Cap
                                      Securities      Securities      Securities      Securities        Growth         Equity
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      251,781  $      888,304  $      272,265  $       74,350  $          112  $       29,871
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (304,403)     (1,162,315)        (60,596)        (87,339)         (1,113)        (68,520)
    Administrative expense                 (39,568)       (144,298)         (6,693)         (6,423)            (76)        (10,491)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (92,190)       (418,309)        204,976         (19,412)         (1,077)        (49,140)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 10,703,368      40,982,504       1,075,921       1,973,266          10,758       8,359,572
    Cost of investments sold             9,558,027      39,485,808       1,016,739       1,838,421          12,553       8,555,423
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                   1,145,341       1,496,696          59,182         134,845          (1,795)       (195,851)

Realized gain distributions                      -               -               -               -               -       1,105,956
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)          1,145,341       1,496,696          59,182         134,845          (1,795)        910,105

Change in unrealized gains (losses)      4,008,713       7,705,984        (473,451)        320,552           3,435        (605,643)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments      5,154,054       9,202,680        (414,269)        455,397           1,640         304,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    5,061,864  $    8,784,371  $     (209,293) $      435,985  $          563  $      255,322
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs                        Janus
                                       Variable       Variable        Variable        Variable                       Aspen Series
                                      Insurance       Insurance       Insurance       Insurance         Janus         (Service
                                        Trust           Trust           Trust           Trust        Aspen Series      Shares)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                         VIT                                        Foreign Stock
                                    VIT CORE U.S.   VIT Growth and  International        VIT            Forty         (Service
                                        Equity          Income         Equity       Mid Cap Value   Portfolio (i)      Shares)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       52,950  $       68,762  $           97  $       40,302  $           42  $          301
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (38,879)        (23,553)           (415)        (39,997)           (272)           (541)
    Administrative expense                  (5,618)         (3,645)            (31)         (6,194)            (19)            (38)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             8,453          41,564            (349)         (5,889)           (249)           (278)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  4,581,059       2,893,497           2,836       4,342,534             616             612
    Cost of investments sold             4,603,235       2,951,481           2,710       4,362,025             530             477
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (22,176)        (57,984)            126         (19,491)             86             135

Realized gain distributions                      -               -               -         676,000               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (22,176)        (57,984)            126         656,509              86             135

Change in unrealized gains (losses)        381,269          90,859           3,747        (358,356)          2,233           1,926
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        359,093          32,875           3,873         298,153           2,319           2,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      367,546  $       74,439  $        3,524  $      292,264  $        2,070  $        1,783
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Lazard
                                      Retirement     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                     Series, Inc.    Series Fund     Series Fund     Series Fund     Series Fund     Series Fund
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                       Emerging                                       Growth and         Growth         Mid-Cap
                                       Markets        All Value     Bond-Debenture      Income       Opportunities       Value
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           33  $       28,820  $      829,262  $      219,095  $            -  $      151,023
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (187)        (80,308)       (125,438)       (178,832)        (39,167)       (252,665)
    Administrative expense                     (14)         (9,931)        (16,940)        (24,766)         (5,263)        (34,773)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (168)        (61,419)        686,884          15,497         (44,430)       (136,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                        404         543,629         978,434       2,161,644         445,568       2,057,006
    Cost of investments sold                   240         526,873         990,553       2,129,251         435,596       1,981,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         164          16,756         (12,119)         32,393           9,972          75,084

Realized gain distributions                    395          29,522         181,472       1,338,633          67,715       2,063,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                559          46,278         169,353       1,371,026          77,687       2,138,640

Change in unrealized gains (losses)          4,275         475,367        (762,076)       (630,830)        158,946        (284,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          4,834         521,645        (592,723)        740,196         236,633       1,853,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        4,666  $      460,226  $       94,161  $      755,693  $      192,203  $    1,717,351
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                      Insurance        Insurance       Insurance       Insurance      Insurance        Insurance
                                        Trust            Trust           Trust           Trust          Trust            Trust
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                     MFS Emerging        MFS        MFS Investors       MFS New                      MFS Research
                                        Growth       High Income        Trust          Discovery     MFS Research       Bond (j)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       63,070  $       21,123  $            -  $        8,763  $      167,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (34,060)        (11,517)        (46,516)        (43,736)        (24,837)        (38,689)
    Administrative expense                  (2,636)           (919)         (3,753)         (3,562)         (1,824)         (3,215)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (36,696)         50,634         (29,146)        (47,298)        (17,898)        125,490
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    565,821         122,957         525,787         805,614         386,538         559,203
    Cost of investments sold               874,029         117,873         505,232         775,273         458,864         556,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (308,208)          5,084          20,555          30,341         (72,326)          2,558

Realized gain distributions                      -               -               -               -               -          28,254
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (308,208)          5,084          20,555          30,341         (72,326)         30,812

Change in unrealized gains (losses)        527,383         (48,008)        225,249         133,247         197,021        (152,393)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        219,175         (42,924)        245,804         163,588         124,695        (121,581)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      182,479  $        7,710  $      216,658  $      116,290  $      106,797  $        3,909
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                                      Insurance       Insurance       Insurance       Insurance       Insurance
                                     MFS Variable       Trust           Trust           Trust           Trust           Trust
                                      Insurance        (Service        (Service        (Service        (Service        (Service
                                        Trust           Class)          Class)          Class)          Class)          Class)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                     MFS Emerging   MFS Investors      MFS New
                                                        Growth          Trust         Discovery      MFS Research   MFS Utilities
                                    MFS Utilities  (Service Class)  (Service Class) (Service Class) (Service Class) (Service Class)
                                    -------------   -------------    -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $          706  $             - $        2,375  $            -  $        1,297  $        6,775
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (1,694)         (9,342)        (10,796)        (15,027)         (6,063)        (16,346)
    Administrative expense                    (124)           (630)           (745)         (1,037)           (428)         (1,143)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (1,112)         (9,972)         (9,166)        (16,064)         (5,194)        (10,714)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     40,479         129,883         108,311         145,285          26,637         156,251
    Cost of investments sold                31,277         121,735          95,168         126,952          22,700         115,382
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       9,202           8,148          13,143          18,333           3,937          40,869

Realized gain distributions                      -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              9,202           8,148          13,143          18,333           3,937          40,869

Change in unrealized gains (losses)          9,471          41,934          34,073          38,170          26,235         145,489
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         18,673          50,082          47,216          56,503          30,172         186,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       17,561  $       40,110  $       38,050  $       40,439  $       24,978  $      175,644
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                                                       Global
                                Aggressive        Dividend                          European          Global          Dividend
                                  Equity           Growth           Equity           Growth         Advantage          Growth
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $            -   $    7,845,416   $            -   $    1,764,924   $       55,836   $    3,018,223
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (457,005)      (7,964,558)      (6,020,357)      (1,911,457)        (264,234)      (2,417,223)
    Administrative expense           (33,075)        (590,763)        (435,003)        (141,152)         (19,230)        (180,773)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                        (490,080)        (709,905)      (6,455,360)        (287,685)        (227,628)         420,227
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           15,358,395      205,694,619      147,718,247       53,227,904        7,281,978       54,288,958
    Cost of investments sold      16,128,159      171,263,503      191,312,552       47,231,726        7,774,135       46,029,413
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares              (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                      (769,764)      34,431,116      (43,594,305)       5,996,178         (492,157)       8,259,545

Change in unrealized gains
  (losses)                         7,531,956      (12,212,508)     117,220,455        3,446,825        1,559,470         (618,807)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments      6,762,192       22,218,608       73,626,150        9,443,003        1,067,313        7,640,738
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $    6,272,112   $   21,508,703   $   67,170,790   $    9,155,318   $      839,685   $    8,060,965
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              --------------   --------------   --------------   --------------   --------------   --------------

                                                                                    Limited                           Quality
                                High Yield     Income Builder     Information       Duration       Money Market     Income Plus
                              --------------   --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $    2,812,784   $    1,099,374   $            -   $    1,752,661   $    4,035,464   $   12,658,645
Charges from Allstate Life
  Insurance Company:
    Mortality and expense
      risk                          (508,972)        (558,589)         (45,390)        (597,580)      (1,935,110)      (3,224,785)
    Administrative expense           (36,956)         (41,094)          (3,277)         (44,976)        (142,808)        (240,456)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net investment income
      (loss)                       2,266,856          499,691          (48,667)       1,110,105        1,957,546        9,193,404
                              --------------   --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales           25,689,333       15,994,205        2,890,707       20,416,221      219,350,152       88,379,531
    Cost of investments sold      34,756,918       14,694,053        2,823,824       21,149,369      219,350,152       87,900,913
                              --------------   --------------   --------------   --------------   --------------   --------------

      Realized gains (losses)
        on fund shares            (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Realized gain distributions                -                -                -                -                -                -
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized gains
      (losses)                    (9,067,585)       1,300,152           66,883         (733,148)               -          478,618

Change in unrealized gains
  (losses)                         7,034,299          343,851         (113,489)        (202,310)               -       (4,906,056)
                              --------------   --------------   --------------   --------------   --------------   --------------

    Net realized and
      unrealized gains
      (losses) on investments     (2,033,286)       1,644,003          (46,606)        (935,458)               -       (4,427,438)
                              --------------   --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      233,570   $    2,143,694   $      (95,273)  $      174,647   $    1,957,546   $    4,765,966
                              ==============   ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Morgan Stanley    Morgan Stanley    Morgan Stanley
                         Morgan Stanley    Morgan Stanley    Morgan Stanley       Variable          Variable          Variable
                            Variable          Variable          Variable         Investment        Investment        Investment
                           Investment        Investment        Investment          Series            Series            Series
                             Series            Series            Series       (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                 Aggressive         Dividend
                                                                                   Equity            Growth            Equity
                          S&P 500 Index      Strategist         Utilities     (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      1,785,285  $      5,679,967  $      3,524,763  $              -  $      1,443,974  $             -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,462,193)       (3,810,575)       (1,994,315)         (413,801)       (2,124,994)       (1,756,189)
    Administrative
      expense                   (107,214)         (275,650)         (149,176)          (30,167)         (169,493)         (145,220)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              215,878         1,593,742         1,381,272          (443,968)         (850,513)       (1,901,409)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from sales       41,321,188        89,706,142        45,294,119         5,514,392        24,006,910        25,874,696
    Cost of investments
      sold                    38,477,289        83,136,010        44,374,369         4,931,003        21,894,252        25,409,491
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
       (losses) on fund
       shares                  2,843,899         6,570,132           919,750           583,389         2,112,658           465,205

Realized gain
  distributions                        -        25,747,928                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                 2,843,899        32,318,060           919,750           583,389         2,112,658           465,205

Change in unrealized
  gains (losses)                (285,738)      (15,504,326)       16,799,073         4,746,447         3,547,216        18,069,371
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments              2,558,161        16,813,734        17,718,823         5,329,836         5,659,874        18,534,576
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $      2,774,039  $     18,407,476  $     19,100,095  $      4,885,868  $      4,809,361  $     16,633,167
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account      Sub-Account        Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            European           Global            Global
                             Growth           Advantage      Dividend Growth     High Yield      Income Builder      Information
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $        385,994  $          4,910  $        992,433  $      2,487,015  $      1,110,451  $              -
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk              (629,075)         (168,119)       (1,085,149)         (577,416)         (729,054)         (165,856)
    Administrative
      expense                    (48,787)          (12,979)          (91,387)          (50,450)          (59,347)          (12,555)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)             (291,868)         (176,188)         (184,103)        1,859,149           322,050          (178,411)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales        7,750,171         1,597,897        13,042,825         8,078,602        10,891,122         3,902,606
    Cost of investments
      sold                     6,940,978         1,510,653        11,266,498         8,379,499         9,791,836         3,794,307
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                    809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                  809,193            87,244         1,776,327          (300,897)        1,099,286           108,299

Change in unrealized
  gains (losses)               1,819,427           540,600         1,391,678        (1,545,020)          691,390          (293,214)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments             2,628,620           627,844         3,168,005        (1,845,917)        1,790,676          (184,915)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $      2,336,752  $        451,656  $      2,983,902  $         13,232  $      2,112,726  $       (363,326)
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Limited                              Quality
                            Duration        Money Market       Income Plus      S&P 500 Index      Strategist         Utilities
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $      4,452,631  $      2,261,966  $      8,761,695  $      2,167,997  $      1,643,628  $        673,348
Charges from Allstate
  Life Insurance
  Company:
    Mortality and
      expense risk            (1,936,533)       (1,385,276)       (2,782,804)       (2,392,982)       (1,506,226)         (509,382)
    Administrative
      expense                   (168,372)         (138,011)         (252,100)         (206,421)         (115,473)          (38,907)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net investment
       income                  2,347,726           738,679         5,726,791          (431,406)           21,929           125,059
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales       32,853,258        71,737,084        62,153,874        36,834,752        19,308,206         7,282,905
    Cost of investments
      sold                    33,808,826        71,737,084        62,548,237        34,464,997        18,163,293         7,084,974
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Realized gains
       (losses) on fund
       shares                   (955,568)                -          (394,363)        2,369,755         1,144,913           197,931

Realized gain
  distributions                        -                 -                 -                 -         8,353,837                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized gains
       (losses)                 (955,568)                -          (394,363)        2,369,755         9,498,750           197,931

Change in unrealized
  gains (losses)              (1,679,973)                -        (3,053,124)        1,962,399        (3,827,344)        3,468,439
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

     Net realized and
       unrealized gains
       (losses) on
       investments            (2,635,541)                -        (3,447,487)        4,332,154         5,671,406         3,666,370
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       (287,815) $        738,679  $      2,279,304  $      3,900,748  $      5,693,335  $      3,791,429
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Neuberger &     Neuberger &    Neuberger &
                                        Berman         Berman         Berman
                                       Advisors       Advisors       Advisors        Oppenheimer     Oppenheimer     Oppenheimer
                                      Management     Management     Management        Variable         Variable       Variable
                                        Trust           Trust          Trust        Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                     Oppenheimer                     Oppenheimer
                                                         AMT                         Aggressive      Oppenheimer       Capital
                                    AMT Guardian   Mid-Cap Growth   AMT Partners       Growth          Balanced     Appreciation
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $        1,434  $            -  $      204,454  $      130,821
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (10)           (409)         (2,198)        (38,814)       (148,970)       (176,961)
    Administrative expense                     (1)            (28)           (148)         (2,865)        (11,270)        (13,889)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              (11)           (437)           (912)        (41,679)         44,214         (60,029)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                     9,427             461           5,441         459,954       2,863,001       2,410,706
    Cost of investments sold                9,160             638           5,031         579,311       2,655,402       2,471,485
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        267            (177)            410        (119,357)        207,599         (60,779)

Realized gain distributions                     -               -              33               -         417,694               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)               267            (177)            443        (119,357)        625,293         (60,779)

Change in unrealized gains
  (losses)                                   (671)          4,008          22,832         455,419        (401,284)        599,247
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                            (404)          3,831          23,275         336,062         224,009         538,468
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $         (415) $        3,394  $       22,363  $      294,383  $      268,223  $      478,439
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                       Variable       Variable        Variable        Variable         Variable       Variable
                                    Account Funds   Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                     Oppenheimer
                                                     Oppenheimer                                     Main Street
                                     Oppenheimer       Global        Oppenheimer     Oppenheimer      Small Cap      Oppenheimer
                                    Core Bond (k)    Securities      High Income     Main Street        Growth     Strategic Bond
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      265,826  $      117,015  $      138,707  $      139,834  $            -  $      340,500
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (59,496)       (138,797)        (25,874)       (130,973)        (52,081)        (99,732)
    Administrative expense                 (4,914)        (11,182)         (2,123)         (9,983)         (4,392)         (7,449)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)          201,416         (32,964)        110,710          (1,122)        (56,473)        233,319
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   918,957       1,798,812         345,377       2,469,945         757,479       1,484,297
    Cost of investments sold              913,163       1,535,401         349,356       2,378,555         554,117       1,357,062
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      5,794         263,411          (3,979)         91,390         203,362         127,235

Realized gain distributions                     -               -               -               -         114,452               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)             5,794         263,411          (3,979)         91,390         317,814         127,235

Change in unrealized gains
  (losses)                               (146,573)      1,138,918         (90,271)        332,629         107,086        (268,184)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                        (140,779)      1,402,329         (94,250)        424,019         424,900        (140,949)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       60,637  $    1,369,365  $       16,460  $      422,897  $      368,427  $       92,370
                                   ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer      Oppenheimer
                                      Variable        Variable        Variable        Variable        Variable        Variable
                                   Account Funds    Account Funds   Account Funds   Account Funds  Account Funds    Account Funds
                                   (Service Class  (Service Class  (Service Class  (Service Class  (Service Class  (Service Class
                                      ("SC"))          ("SC"))         ("SC"))         ("SC"))        ("SC"))          ("SC"))
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Oppenheimer                     Oppenheimer
                                     Oppenheimer                       Capital       Oppenheimer       Global        Oppenheimer
                                      Aggressive     Oppenheimer    Appreciation      Core Bond      Securities         High
                                     Growth (SC)    Balanced (SC)       (SC)          (SC) (l)          (SC)         Income (SC)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $      575,551  $      313,741  $       66,679  $      240,629  $    2,059,269
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (229,217)       (539,304)       (740,643)        (47,666)       (430,435)       (509,140)
    Administrative expense                (30,419)        (72,045)        (98,057)         (6,434)        (57,674)        (67,385)
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)         (259,636)        (35,798)       (524,959)         12,579        (247,480)      1,482,744
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 2,323,397       5,267,940       5,863,882         683,656       5,715,976       4,483,312
    Cost of investments sold            1,952,286       4,854,206       5,595,469         687,313       4,715,817       4,418,183
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    371,111         413,734         268,413          (3,657)      1,000,159          65,129

Realized gain distributions                     -       1,297,224               -               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           371,111       1,710,958         268,413          (3,657)      1,000,159          65,129

Change in unrealized gains
  (losses)                              1,587,088        (902,672)      2,564,471           8,498       3,147,996      (1,372,459)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,958,199         808,286       2,832,884           4,841       4,148,155      (1,307,330)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    1,698,563  $      772,488  $    2,307,925  $       17,420  $    3,900,675  $      175,414
                                   ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer      Oppenheimer     Oppenheimer
                                      Variable        Variable        Variable     PIMCO Advisors  PIMCO Advisors  PIMCO Advisors
                                   Account Funds    Account Funds   Account Funds     Variable        Variable        Variable
                                   (Service Class  (Service Class  (Service Class    Insurance       Insurance       Insurance
                                      ("SC"))          ("SC"))         ("SC"))         Trust            Trust           Trust
                                    Sub-Account      Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                     Oppenheimer
                                     Oppenheimer     Main Street     Oppenheimer                                        PEA
                                         Main         Small Cap       Strategic                         OpCap       Science and
                                     Street (SC)     Growth (SC)      Bond (SC)    OpCap Balanced     Small Cap    Technology (m)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      695,244  $            -  $    3,511,769  $           27  $            -        $      -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (973,360)       (493,897)     (1,332,775)           (129)            (24)             (2)
    Administrative expense               (127,036)        (64,917)       (177,894)             (9)             (1)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (405,152)       (558,814)      2,001,100            (111)            (25)             (2)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 6,684,070       4,323,797       9,776,064             740             148             503
    Cost of investments sold            5,877,630       3,614,406       9,433,981             697             125             585
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    806,440         709,391         342,083              43              23             (82)

Realized gain distributions                     -         785,839               -             423             233               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           806,440       1,495,230         342,083             466             256             (82)

Change in unrealized gains
  (losses)                              2,705,596       2,147,228      (1,444,898)           (254)           (260)              3
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       3,512,036       3,642,458      (1,102,815)            212              (4)            (79)
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,106,884  $    3,083,644  $      898,285  $          101  $          (29) $          (81)
                                   ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance        Insurance       Insurance        Putnam          Putnam          Putnam
                                       Trust            Trust           Trust      Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                     VT American
                                                                       PIMCO         Government      VT Capital      VT Capital
                                    Foreign Bond    Money Market    Total Return       Income       Appreciation    Opportunities
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $           58  $          252  $          293  $    2,008,028  $       74,387  $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (33)           (134)           (115)       (840,170)       (232,754)        (63,957)
    Administrative expense                     (3)             (9)             (8)              -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               22             109             170       1,167,858        (158,367)        (63,957)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                       597          10,264             153      14,351,603       3,634,643       1,081,985
    Cost of investments sold                  589          10,264             148      14,654,776       3,065,826         986,871
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                          8               -               5        (303,173)        568,817          95,114

Realized gain distributions                    19               -             160         133,868               -          18,630
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)                27               -             165        (169,305)        568,817         113,744

Change in unrealized gains
  (losses)                                     29               -            (265)     (1,025,733)        599,548         435,494
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                              56               -            (100)     (1,195,038)      1,168,365         549,238
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $           78  $          109  $           70  $      (27,180) $    1,009,998  $      485,281
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                    VT The George        VT
                                    VT Discovery   VT Diversified       VT           Putnam Fund    Global Asset         VT
                                       Growth          Income      Equity Income      of Boston      Allocation     Global Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $    6,643,962  $      240,068  $    4,737,174  $      379,850  $      436,764
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (250,791)     (1,227,067)       (346,118)     (3,229,618)       (479,590)       (729,665)
    Administrative expense                   (789)         (1,141)              -        (125,266)        (22,794)              -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (251,580)      5,415,754        (106,050)      1,382,290        (122,534)       (292,901)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 3,986,651      14,294,005       3,138,209      40,463,242       5,402,948       9,095,012
    Cost of investments sold            3,314,007      14,412,103       2,829,248      37,516,854       5,161,684      13,683,583
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    672,644        (118,098)        308,961       2,946,388         241,264      (4,588,571)

Realized gain distributions                     -               -         331,003               -               -               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)           672,644        (118,098)        639,964       2,946,388         241,264      (4,588,571)

Change in unrealized gains (losses)       506,092      (3,809,839)        613,147       1,559,617       1,795,428       8,687,484
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       1,178,736      (3,927,937)      1,253,111       4,506,005       2,036,692       4,098,913
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      927,156  $    1,487,817  $    1,147,061  $    5,888,295  $    1,914,158  $    3,806,012
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                       Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                   Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                                        VT
                                    VT Growth and     VT Growth       VT Health                                    International
                                        Income      Opportunities     Sciences      VT High Yield     VT Income       Equity
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    9,597,228  $      155,648  $       46,124  $    7,947,032  $    6,415,630  $    3,616,826
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (8,138,857)       (334,725)     (1,078,146)     (1,377,094)     (2,799,476)     (3,584,146)
    Administrative expense               (163,061)           (170)        (18,432)        (68,849)       (116,409)       (154,813)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)        1,295,310        (179,247)     (1,050,454)      6,501,089       3,499,745        (122,133)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales               106,510,460       5,278,189      13,340,992      24,104,480      32,226,497      51,302,815
    Cost of investments sold          100,366,262       7,568,445      12,831,963      24,323,988      32,005,377      47,728,887
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,144,198      (2,290,256)        509,029        (219,508)        221,120       3,573,928

Realized gain distributions                     -               -               -               -       2,231,523               -
                                   --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)         6,144,198      (2,290,256)        509,029        (219,508)      2,452,643       3,573,928

Change in unrealized gains (losses)    13,955,866       2,990,297       9,257,489      (4,698,100)     (4,140,907)     22,235,438
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments    20,100,064         700,041       9,766,518      (4,917,608)     (1,688,264)     25,809,366
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                $   21,395,374  $      520,794  $    8,716,064  $    1,583,481  $    1,811,481  $   25,687,233
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      VT              VT
                                International    International
                                  Growth and          New                               VT               VT             VT New
                                   Income        Opportunities    VT Investors     Mid Cap Value    Money Market     Opportunities
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $       446,407  $       208,099  $     1,711,628  $        21,531  $     2,319,075  $       132,050
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk        (708,533)        (427,207)      (2,271,764)        (160,469)      (1,295,565)      (1,647,607)
    Administrative expense                  (5)               -          (23,963)               -         (101,906)         (20,985)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (262,131)        (219,108)        (584,099)        (138,938)         921,604       (1,536,542)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              8,801,359        7,418,996       30,379,223        1,473,981       74,141,026       20,777,275
    Cost of investments sold         7,530,525        7,558,586       36,046,965        1,305,994       74,141,026       33,990,827
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 1,270,834         (139,590)      (5,667,742)         167,987                -      (13,213,552)

Realized gain distributions                  -                -                -          172,879                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains (losses)       1,270,834         (139,590)      (5,667,742)         340,866                -      (13,213,552)

Change in unrealized gains
  (losses)                           5,528,462        5,211,017       18,148,940        1,231,877                -       24,334,175
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         6,799,296        5,071,427       12,481,198        1,572,743                -       11,120,623
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     6,537,165  $     4,852,319  $    11,897,099  $     1,433,805  $       921,604  $     9,584,081
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   VT OTC &                                          VT Utilities
                                                   Emerging                         VT Small Cap      Growth and
                                 VT New Value       Growth         VT Research         Value            Income          VT Vista
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     1,291,654  $             -  $       830,504  $       298,033  $       927,701  $             -
Charges from Allstate Life
  Insurance Company:
   Mortality and expense
     risk                           (2,163,710)        (428,834)      (1,321,993)      (2,373,441)        (670,651)      (1,305,520)
   Administrative expense              (68,460)               -          (16,029)         (45,101)         (12,962)         (28,163)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Net investment income
     (loss)                           (940,516)        (428,834)        (507,518)      (2,120,509)         244,088       (1,333,683)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             23,219,054        6,469,952       18,522,688       35,009,989       10,062,311       18,143,124
    Cost of investments sold        20,000,654       11,126,424       19,708,773       23,940,705       10,085,275       20,342,682
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 3,218,400       (4,656,472)      (1,186,085)      11,069,284          (22,964)      (2,199,558)

Realized gain distributions                  -                -                -        9,671,182                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized gains
     (losses)                        3,218,400       (4,656,472)      (1,186,085)      20,740,466          (22,964)      (2,199,558)

Change in unrealized gains
   (losses)                          5,005,835        6,940,032        5,027,353      (10,103,190)       3,037,643       13,058,822
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Net realized and
     unrealized gains
     (losses) on investments         8,224,235        2,283,560        3,841,268       10,637,276        3,014,679       10,859,264
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $     7,283,719  $     1,854,726  $     3,333,750  $     8,516,767  $     3,258,767  $     9,525,581
                               ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Salomon           Salomon
                                                                    Brothers           Brothers
                                                                    Variable          Variable          Scudder         Scudder
                                   Putnam            Rydex           Series            Series          Variable         Variable
                               Variable Trust   Variable Trust      Funds Inc.       Funds Inc.        Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    21st Century
                                 VT Voyager        Rydex OTC         All Cap         Investors       Growth (n)       Balanced (o)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $     2,452,144  $             -  $            54  $            95  $             -  $        83,495
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk      (4,955,444)             (38)             (86)            (108)          (1,114)          (3,976)
    Administrative expense            (167,793)              (3)              (7)              (7)            (761)          (2,791)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Net investment income
  (loss)                            (2,671,093)             (41)             (39)             (20)          (1,875)          76,728
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             74,990,713               42              202              283          743,243        2,885,518
    Cost of investments sold       102,641,655               41              173              262          931,807        3,065,762
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Realized gains (losses)
      on fund shares               (27,650,942)               1               29               21         (188,564)        (180,244)

Realized gain distributions                  -                -                5                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                       (27,650,942)               1               34               21         (188,564)        (180,244)

Change in unrealized gains
  (losses)                          44,001,710              234              159              378          124,230           24,562
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
  gains (losses) on investm         16,350,768              235              193              399          (64,334)        (155,682)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS   $    13,679,675  $           194  $           154  $           379  $       (66,209) $       (78,954)
                               ===============  ===============  ===============  ===============  ===============  ===============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                   Scudder          Scudder          Scudder          Scudder          Scudder          Scudder
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Series I         Series I         Series I         Series I         Series I         Series I
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Capital          Global         Growth and
                                    Bond          Growth (p)        Discovery         Income        International    Money Market
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $        42,280  $        18,098  $        11,060  $        15,605  $        13,275  $        23,833
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (4,981)         (10,038)          (7,865)          (5,029)          (3,485)          (3,960)
    Administrative expense              (3,550)          (6,935)          (5,429)          (3,581)          (2,349)          (2,674)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)          33,749            1,125           (2,234)           6,995            7,441           17,199
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                333,982          503,538          392,953          287,361           95,564          261,366
    Cost of investments sold           328,310          507,567          307,208          260,052           89,376          261,366
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     5,672           (4,029)          85,745           27,309            6,188                -

Realized gain distributions             10,777                -                -                -                -                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains (losses)         16,449           (4,029)          85,745           27,309            6,188                -

Change in unrealized gains
  (losses)                             (29,259)         216,750          209,422           21,114          102,844                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and unrealized
    gains (losses) on
    investments                        (12,810)         212,721          295,167           48,423          109,032                -
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS       $        20,939  $       213,846  $       292,933  $        55,418  $       116,473  $        17,199
                               ===============  ===============  ===============  ===============  ===============  ===============

(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder       Scudder       Scudder      STI Classic      STI Classic      STI Classic
                                          Variable     Variable       Variable       Variable         Variable         Variable
                                         Series II     Series II     Series II        Trust            Trust            Trust
                                        Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account      Sub-Account
                                        -----------   -----------   ------------  --------------   --------------   --------------
                                                       Small Cap       Total                            STI
                                                        Growth        Return        STI Capital     International   STI Investment
                                         Growth (p)     (e) (n)       (e)(o)       Appreciation        Equity         Grade Bond
                                        -----------   -----------   -----------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $     6,525   $         -   $         -   $       44,371   $      119,679   $      526,940
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk               (1,065)       (2,212)       (7,850)        (446,809)         (65,705)        (181,227)
    Administrative expense                     (736)       (1,513)       (5,510)         (34,728)          (5,127)         (14,651)
                                        -----------   -----------   -----------   --------------   --------------   --------------
  Net investment income (loss)                4,724        (3,725)      (13,360)        (437,166)          48,847          331,062
                                        -----------   -----------   -----------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     763,229        65,183       449,835       13,169,571        1,884,919        4,878,890
    Cost of investments sold                762,898        59,649       425,507       13,835,486        1,845,159        4,814,450
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Realized gains (losses)
    on fund shares                              331         5,534        24,328         (665,915)          39,760           64,440

Realized gain distributions                       -             -             -                -                -                -
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized gains (losses)                   331         5,534        24,328         (665,915)          39,760           64,440

Change in unrealized gains (losses)         (30,107)      104,480       160,799           (1,988)         425,009         (296,730)
                                        -----------   -----------   -----------   --------------   --------------   --------------

  Net realized and unrealized
    gains (losses) on investments           (29,776)      110,014       185,127         (667,903)         464,769         (232,290)
                                        -----------   -----------   -----------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $   (25,052)  $   106,289   $   171,767   $   (1,105,069)  $      513,616   $       98,772
                                        ===========   ===========   ===========   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       The Universal  The Universal
                                     STI Classic      STI Classic      STI Classic      STI Classic    Institutional  Institutional
                                   Variable Trust   Variable Trust   Variable Trust   Variable Trust    Funds, Inc.    Funds, Inc.
                                     Sub-Account      Sub-Account      Sub-Account      Sub-Account    Sub-Account    Sub-Account
                                   --------------   --------------   --------------   --------------   -------------  -------------
                                                                                                         Van Kampen    Van Kampen
                                      STI Large        STI Large                                        UIF Emerging       UIF
                                    Cap Relative       Cap Value          STI          STI Small Cap      Markets        Equity
                                     Value (q)         Equity (r)    Mid-Cap Equity    Value Equity       Equity         Growth
                                   --------------   --------------   --------------   --------------   -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       49,666   $      487,620   $       50,473   $       49,395   $     176,897  $     329,171
Charges from Allstate Life
 Insurance Company:
  Mortality and expense risk              (71,751)        (402,646)        (151,278)        (144,892)       (695,439)      (960,183)
  Administrative expense                   (6,311)         (31,677)         (11,950)         (11,632)        (45,630)       (79,080)
                                   --------------   --------------   --------------   --------------   -------------  -------------
Net investment income (loss)              (28,396)          53,297         (112,755)        (107,129)       (564,172)      (710,092)
                                   --------------   --------------   --------------   --------------   -------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                 1,160,214       10,105,796        3,984,635        3,084,925      25,649,180     24,857,473
    Cost of investments sold              994,352        9,598,253        3,773,521        1,839,836      21,206,660     25,801,697
                                   --------------   --------------   --------------   --------------   -------------  -------------

    Realized gains (losses)
      on fund shares                      165,862          507,543          211,114        1,245,089       4,442,520       (944,224)

Realized gain distributions                     -                -                -        1,177,441               -              -
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized gains (losses)             165,862          507,543          211,114        2,422,530       4,442,520       (944,224)

Change in unrealized gains
  (losses)                                258,834           93,439        1,276,351       (1,266,830)      9,202,058     10,095,394
                                   --------------   --------------   --------------   --------------   -------------  -------------

  Net realized and unrealized
    gains (losses) on investments         424,696          600,982        1,487,465        1,155,700      13,644,578      9,151,170
                                   --------------   --------------   --------------   --------------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      396,300   $      654,279   $    1,374,710   $    1,048,571   $  13,080,406  $   8,441,078
                                   ==============   ==============   ==============   ==============   =============  =============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                    The Universal  The Universal  The Universal    The Universal     The Universal    The Universal
                                    Institutional  Institutional  Institutional    Institutional     Institutional    Institutional
                                     Funds, Inc.    Funds, Inc.    Funds, Inc.      Funds, Inc.        Funds, Inc.     Funds, Inc.
                                     Sub-Account    Sub-Account    Sub-Account      Sub-Account        Sub-Account     Sub-Account
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
                                                     Van Kampen     Van Kampen      Van Kampen                         Van Kampen
                                   Van Kampen UIF    UIF Global      UIF High    UIF International   Van Kampen UIF      UIF U.S.
                                    Fixed Income    Value Equity      Yield           Magnum         Mid Cap Growth   Mid Cap Value
                                   --------------  -------------  -------------  -----------------  ----------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       79,443  $         458  $       1,369  $         413,369  $              -  $     437,050
Charges from Allstate Life
Insurance Company:
  Mortality and expense risk              (33,304)          (582)        (1,370)          (503,978)         (576,360)    (2,129,681)
  Administrative expense                   (2,479)           (46)           (98)           (33,678)          (37,238)      (152,178)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net investment income (loss)             43,660           (170)           (99)          (124,287)         (613,598)    (1,844,809)
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                   979,979          1,089        335,963         15,879,016        20,571,183     41,232,592
    Cost of investments sold              947,589            916        288,903         14,435,466        17,822,846     34,489,137
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Realized gains (losses)
      on fund shares                       32,390            173         47,060          1,443,550         2,748,337      6,743,455

Realized gain distributions                16,291            314              -                  -                 -      1,948,774
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

    Net realized gains (losses)            48,681            487         47,060          1,443,550         2,748,337      8,692,229

Change in unrealized gains
  (losses)                                (21,276)         1,666        (55,490)         1,725,734         3,449,254      6,830,025
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

  Net realized and unrealized
    gains (losses) on investments          27,405          2,153         (8,430)         3,169,284         6,197,591     15,522,254
                                   --------------  -------------  -------------  -----------------  ----------------  -------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS           $       71,065  $       1,983  $      (8,529) $       3,044,997  $      5,583,993  $  13,677,445
                                   ==============  =============  =============  =================  ================  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                   The Universal   The Universal   The Universal   The Universal
                                   The Universal   The Universal   Institutional   Institutional   Institutional   Institutional
                                   Institutional   Institutional    Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                    Funds, Inc.     Funds, Inc.      (Class II)      (Class II)      (Class II)      (Class II)
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                                                     Van Kampen      Van Kampen      Van Kampen
                                     Van Kampen                     UIF Emerging    UIF Emerging   UIF Equity and  Van Kampen UIF
                                      UIF U.S.       Van Kampen     Markets Debt   Markets Equity      Income      Equity Growth
                                    Real Estate      UIF Value       (Class II)      (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      865,399  $        4,512  $    1,588,582  $       52,010  $      275,808  $       65,363
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,075,640)         (4,948)       (306,298)       (213,309)       (595,563)       (266,934)
    Administrative expense                (70,425)           (335)        (40,420)        (29,478)        (81,771)        (34,517)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (280,666)           (771)      1,241,864        (190,777)       (401,526)       (236,088)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                21,188,626          37,453       4,627,987       8,763,716      15,519,205       5,126,087
    Cost of investments sold           14,527,018          31,206       4,561,471       7,705,809      15,083,700       4,697,379
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                  6,661,608           6,247          66,516       1,057,907         435,505         428,708

Realized gain distributions             1,911,474          18,706         338,874               -         440,593               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         8,573,082          24,953         405,390       1,057,907         876,098         428,708

Change in unrealized gains
  (losses)                              1,622,054         (14,187)        501,823       3,437,670       2,271,605       2,336,944
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                      10,195,136          10,766         907,213       4,495,577       3,147,703       2,765,652
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    9,914,470  $        9,995  $    2,149,077  $    4,304,800  $    2,746,177  $    2,529,564
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                    The Universal   The Universal   The Universal   The Universal   The Universal    Van Kampen
                                    Institutional   Institutional   Institutional   Institutional   Institutional       Life
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Investment
                                      (Class II)     (Class II)      (Class II)      (Class II)       (Class II)        Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------
                                     Van Kampen                    Van Kampen UIF  Van Kampen UIF     Van Kampen
                                     UIF Global    Van Kampen UIF   Small Company   U.S. Mid Cap       UIF U.S.
                                     Franchise     Mid Cap Growth      Growth           Value        Real Estate
                                     (Class II)      (Class II)      (Class II)      (Class II)       (Class II)    LIT Comstock
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $            -  $            -  $            -  $      127,415  $      864,326  $    1,336,503
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (800,318)       (442,111)       (388,356)       (748,752)     (1,094,186)     (1,524,212)
    Administrative expense               (105,632)        (57,373)        (48,002)        (96,214)       (143,994)       (112,126)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (905,950)       (499,484)       (436,358)       (717,551)       (373,854)       (299,835)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                20,056,547      14,337,312       5,410,006      15,871,108      23,043,234      33,321,083
    Cost of investments sold           19,150,951      12,943,145       4,666,556      14,952,009      19,748,236      29,705,756
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    905,596       1,394,167         743,450         919,099       3,294,998       3,615,327

Realized gain distributions               146,416               -         152,704         688,648       2,037,416       3,655,680
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)         1,052,012       1,394,167         896,154       1,607,747       5,332,414       7,271,007

Change in unrealized gains
  (losses)                              5,001,853       3,561,929       2,220,261       4,312,502       6,168,507      (3,659,429)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       6,053,865       4,956,096       3,116,415       5,920,249      11,500,921       3,611,578
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    5,147,915  $    4,456,612  $    2,680,057  $    5,202,698  $   11,127,067  $    3,311,743
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Van Kampen      Van Kampen      Van Kampen
                                      Van Kampen     Van Kampen      Van Kampen         Life            Life            Life
                                         Life           Life            Life         Investment      Investment      Investment
                                      Investment     Investment      Investment         Trust           Trust           Trust
                                        Trust           Trust           Trust        (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   --------------  --------------  --------------  --------------  --------------  --------------

                                                                                   LIT Aggressive                   LIT Emerging
                                    LIT Emerging                         LIT           Growth       LIT Comstock       Growth
                                       Growth      LIT Government   Money Market     (Class II)      (Class II)      (Class II)
                                   --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      196,869  $       76,439  $       73,541  $            -  $    2,396,152  $        7,961
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,033,602)        (22,058)        (33,136)       (334,204)     (4,352,911)     (1,033,616)
    Administrative expense                (72,253)         (1,829)         (2,738)        (35,068)       (434,582)        (96,787)
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)         (908,986)         52,552          37,667        (369,272)     (2,391,341)     (1,122,442)
                                   --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
    Proceeds from sales                30,488,321         500,649       1,670,264       9,048,049      74,282,172      13,939,588
    Cost of investments sold           36,579,135         500,607       1,670,264       8,558,682      70,483,422      13,211,127
                                   --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                 (6,090,814)             42               -         489,367       3,798,750         728,461

Realized gain distributions                     -               -               -               -       8,297,097               -
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)        (6,090,814)             42               -         489,367      12,095,847         728,461

Change in unrealized gains
  (losses)                             10,975,234         (10,578)              -       1,834,989      (1,599,737)      4,192,013
                                   --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                       4,884,420         (10,536)              -       2,324,356      10,496,110       4,920,474
                                   --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    3,975,434  $       42,016  $       37,667  $    1,955,084  $    8,104,769  $    3,798,032
                                   ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

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
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------

                                       Van Kampen       Van Kampen
                                          Life             Life
                                       Investment       Investment
                                         Trust            Trust
                                       (Class II)       (Class II)
                                      Sub-Account      Sub-Account
                                     --------------   --------------

                                     LIT Growth and        LIT
                                         Income        Money Market
                                       (Class II)       (Class II)
                                     --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      995,968   $      596,447
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (1,887,741)        (337,800)
    Administrative expense                 (243,241)         (45,350)
                                     --------------   --------------

    Net investment income (loss)         (1,135,014)         213,297
                                     --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,575,040        8,838,026
    Cost of investments sold             24,448,620        8,838,026
                                     --------------   --------------

      Realized gains (losses)
        on fund shares                    2,126,420                -

Realized gain distributions               2,812,355                -
                                     --------------   --------------

    Net realized gains (losses)           4,938,775                -

Change in unrealized gains (losses)       6,088,763                -
                                     --------------   --------------

    Net realized and unrealized
      gains (losses) on investments      11,027,538                -
                                     --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $    9,892,524   $      213,297
                                     ==============   ==============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                          Aggressive Growth               Basic Balanced (a)                 Basic Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (s)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (368,494) $     (391,334) $       20,111  $       28,597  $     (426,102) $     (425,577)
Net realized gains (losses)               (672,913)     (1,168,541)       (659,787)     (1,101,935)      1,537,033         617,308
Change in unrealized gains (losses)      2,084,268       4,335,389       2,697,431       4,604,480         282,136       2,630,038
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,042,861       2,775,514       2,057,755       3,531,142       1,393,067       2,821,769
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    22,505          89,370          53,656         264,982          27,627          82,396
Benefit payments                          (670,458)       (532,368)     (2,089,350)     (2,135,676)       (799,105)       (334,755)
Payments on termination                 (1,991,348)     (2,295,083)     (6,351,818)     (5,130,966)     (3,778,661)     (3,305,754)
Contract maintenance charge                (13,973)        (15,792)        (22,892)        (24,997)        (12,100)        (10,354)
Transfers among the sub-accounts
  and with the Fixed Account - net        (798,235)       (675,572)       (376,249)      3,436,033       2,809,832       7,384,538
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,451,509)     (3,429,445)     (8,786,653)     (3,590,624)     (1,752,407)      3,816,071
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,408,648)       (653,931)     (6,728,898)        (59,482)       (359,340)      6,637,840

NET ASSETS AT BEGINNING OF PERIOD       29,359,930      30,013,861      61,381,616      61,441,098      33,661,411      27,023,571
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   26,951,282  $   29,359,930  $   54,652,718  $   61,381,616  $   33,302,071  $   33,661,411
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            2,810,200       3,182,724       5,868,136       6,229,620       2,711,020       2,384,831
      Units issued                         265,811         260,307         625,884         865,156         717,187       1,017,122
      Units redeemed                      (621,891)       (632,831)     (1,464,365)     (1,226,640)       (856,553)       (690,933)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,454,120       2,810,200       5,029,655       5,868,136       2,571,654       2,711,020
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                               Blue Chip                 Capital Appreciation            Capital Development
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (178,511) $     (316,573) $   (1,654,571) $   (1,955,543) $     (325,538) $     (291,436)
Net realized gains (losses)               (613,618)       (902,235)     (1,646,079)     (3,846,783)        765,593         505,435
Change in unrealized gains (losses)      1,142,720       1,906,146      11,044,610      11,895,462       1,459,050       2,580,175
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          350,591         687,338       7,743,960       6,093,136       1,899,105       2,794,174
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,134          88,791         346,802         599,593           6,088          21,646
Benefit payments                          (655,291)       (738,126)     (2,782,341)     (2,704,200)       (419,398)       (712,285)
Payments on termination                 (2,209,932)     (2,107,193)    (15,414,975)    (16,187,368)     (2,346,698)     (1,882,175)
Contract maintenance charge                (11,802)        (13,199)        (59,747)        (70,305)         (8,078)         (7,361)
Transfers among the sub-accounts
  and with the Fixed Account - net        (645,789)      1,008,271      (4,291,485)     (1,424,435)      2,773,295       3,085,772
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,514,680)     (1,761,456)    (22,201,746)    (19,786,715)          5,209         505,597
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,164,089)     (1,074,118)    (14,457,786)    (13,693,579)      1,904,314       3,299,771

NET ASSETS AT BEGINNING OF PERIOD       23,985,160      25,059,278     130,812,421     144,506,000      23,186,341      19,886,570
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,821,071  $   23,985,160  $  116,354,635  $  130,812,421  $   25,090,655  $   23,186,341
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,828,137       4,128,148      13,757,751      15,662,353       1,701,239       1,671,654
      Units issued                         328,056         634,180       2,035,513       4,843,526         415,204         502,704
      Units redeemed                      (900,156)       (934,191)     (4,208,213)     (6,748,128)       (423,346)       (473,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,256,037       3,828,137      11,585,051      13,757,751       1,693,097       1,701,239
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                          Funds
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                      AIM V. I.
                                              Core Equity               Demographic Trends (b)            Diversified Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       64,437  $     (563,234) $     (145,441) $     (171,161) $    1,292,980  $    1,290,839
Net realized gains (losses)                286,653      (1,114,610)     (1,181,356)     (1,077,441)       (529,322)       (616,394)
Change in unrealized gains (losses)      3,565,409      10,530,797       1,735,286       2,008,447        (329,502)        408,029
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,916,499       8,852,953         408,489         759,845         434,156       1,082,474
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   108,408         288,966          11,367          41,182          22,007         253,635
Benefit payments                        (3,377,614)     (3,867,673)       (462,972)       (198,242)     (1,306,605)     (1,301,038)
Payments on termination                (13,331,985)    (13,033,229)     (1,563,312)       (972,346)     (4,091,502)     (3,780,938)
Contract maintenance charge                (57,810)        (66,359)         (6,378)         (7,577)         (8,625)         (9,793)
Transfers among the sub-accounts
  and with the Fixed Account - net      (3,398,637)     (3,416,382)       (840,397)        (11,853)      1,587,854       1,581,715
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (20,057,638)    (20,094,677)     (2,861,692)     (1,148,836)     (3,796,871)     (3,256,419)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (16,141,139)    (11,241,724)     (2,453,203)       (388,991)     (3,362,715)     (2,173,945)

NET ASSETS AT BEGINNING OF PERIOD      122,557,863     133,799,587      12,448,911      12,837,902      30,206,364      32,380,309
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  106,416,724  $  122,557,863  $    9,995,708  $   12,448,911  $   26,843,649  $   30,206,364
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              10,304,475      11,985,687       2,398,585       2,637,740       2,590,685       2,854,223
      Units issued                         665,275         721,655         250,168         268,475         481,138         618,925
      Units redeemed                    (2,236,714)     (2,402,867)       (809,325)       (507,630)       (786,266)       (882,463)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,733,036      10,304,475       1,839,428       2,398,585       2,285,557       2,590,685
                                    ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable            AIM Variable                    AIM Variable
                                       Insurance              Insurance                       Insurance
                                         Funds                  Funds                           Funds
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       AIM V. I.              AIM V. I.
                                        Global                Government                       AIM V. I.
                                       Utilities              Securities                        Growth
                                    --------------  ------------------------------  ------------------------------

                                       2004 (t)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      293,631  $      584,747  $      960,137  $   (1,094,101) $   (1,226,103)
Net realized gains (losses)             (5,603,660)        237,311         624,146      (5,776,165)     (8,187,475)
Change in unrealized gains (losses)      5,354,167        (729,599)     (1,071,944)     11,030,910      14,617,270
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           44,138          92,459         512,339       4,160,644       5,203,692
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    21,208          12,105         209,950          98,170         307,056
Benefit payments                          (100,962)     (1,695,940)     (1,266,945)     (2,236,761)     (2,087,933)
Payments on termination                   (204,535)     (5,311,391)     (4,820,299)     (8,273,756)     (9,045,114)
Contract maintenance charge                 (1,746)        (11,760)        (14,298)        (40,753)        (47,746)
Transfers among the sub-accounts
  and with the Fixed Account - net     (10,121,476)     (1,348,494)     (5,801,502)     (3,372,611)     (1,445,095)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (10,407,511)     (8,355,480)    (11,693,094)    (13,825,711)    (12,318,832)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (10,363,373)     (8,263,021)    (11,180,755)     (9,665,067)     (7,115,140)

NET ASSETS AT BEGINNING OF PERIOD       10,363,373      41,388,456      52,569,211      84,293,920      91,409,060
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $   33,125,435  $   41,388,456  $   74,628,853  $   84,293,920
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,175,101       3,233,611       4,155,599      11,996,211      13,667,032
      Units issued                       1,159,161         405,705         676,377       2,145,677       7,963,511
      Units redeemed                    (2,334,262)     (1,052,106)     (1,598,365)     (4,064,345)     (9,634,332)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -       2,587,210       3,233,611      10,077,543      11,996,211
                                    ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                   AIM Variable                      AIM Variable
                                               Insurance                      Insurance                        Insurance
                                                 Funds                          Funds                            Funds
                                              Sub-Account                    Sub-Account                      Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I. Mid
                                              High Yield                 International Growth                 Cap Core Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,188,253  $      292,772  $     (345,899) $     (314,976) $     (246,596) $     (251,882)
Net realized gains (losses)                 24,398        (255,926)      1,304,497        (212,755)      1,739,308       1,582,640
Change in unrealized gains (losses)       (994,898)      1,735,388       6,687,181       9,289,651         230,659       1,218,534
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          217,753       1,772,234       7,645,779       8,761,920       1,723,371       2,549,292
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    14,923          57,947          51,152         127,434         117,308         158,215
Benefit payments                          (667,370)       (833,138)     (1,286,573)     (1,029,895)       (289,408)       (439,049)
Payments on termination                 (2,412,404)     (2,295,113)     (5,551,814)     (5,262,184)     (2,977,917)     (2,228,618)
Contract maintenance charge                 (6,020)         (7,086)        (22,002)        (21,304)         (8,575)         (5,860)
Transfers among the sub-accounts
  and with the Fixed Account - net        (980,059)        529,162       5,500,032       2,664,174       6,168,348       8,390,253
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (4,050,930)     (2,548,228)     (1,309,205)     (3,521,775)      3,009,756       5,874,941
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,833,177)       (775,994)      6,336,574       5,240,145       4,733,127       8,424,233

NET ASSETS AT BEGINNING OF PERIOD       19,434,444      20,210,438      47,558,998      42,318,853      25,617,458      17,193,225
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,601,267  $   19,434,444  $   53,895,572  $   47,558,998  $   30,350,585  $   25,617,458
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,992,886       2,275,681       3,968,781       4,237,112       1,876,228       1,375,001
      Units issued                         357,522         439,046         954,641         748,437       1,855,020       2,006,150
      Units redeemed                      (772,858)       (721,841)       (951,934)     (1,016,768)     (1,559,007)     (1,504,923)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,577,550       1,992,886       3,971,488       3,968,781       2,172,241       1,876,228
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             AIM Variable            AIM Variable            AIM Variable
                                               Insurance               Insurance              Insurance
                                                 Funds                   Funds                  Funds
                                              Sub-Account             Sub-Account            Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                              AIM V. I.              AIM V. I. New            AIM V. I.
                                             Money Market             Technology            Premier Equity
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (u)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      242,582  $     (211,915) $      (38,167) $     (997,413) $   (1,808,651)
Net realized gains (losses)                      -               -     (14,059,088)     (6,051,321)     (9,592,272)
Change in unrealized gains (losses)              -               -      13,545,911      12,742,532      18,050,835
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          242,582        (211,915)       (551,344)      5,693,798       6,649,912
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          85,031          11,193         172,425         547,068
Benefit payments                       (12,980,203)     (8,708,491)        (44,381)     (5,301,618)     (4,395,116)
Payments on termination                 (8,903,804)    (12,264,941)       (277,690)    (17,432,839)    (18,084,502)
Contract maintenance charge                 (8,289)        (10,713)         (2,109)        (86,130)       (103,333)
Transfers among the sub-accounts
  and with the Fixed Account - net      16,782,968       7,770,364      (7,129,461)     (9,459,939)    (11,445,953)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,093,845)    (13,128,750)     (7,442,448)    (32,108,101)    (33,481,836)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,851,263)    (13,340,665)     (7,993,792)    (26,414,303)    (26,831,924)

NET ASSETS AT BEGINNING OF PERIOD       25,036,975      38,377,640       7,993,792     172,357,116     199,189,040
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,185,712  $   25,036,975  $            -  $  145,942,813  $  172,357,116
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,239,273       3,415,494       1,273,805      19,267,691      23,026,745
      Units issued                       3,730,812       4,090,093       1,364,777       2,333,499       4,969,993
      Units redeemed                    (4,177,182)     (5,266,314)     (2,638,582)     (5,838,580)     (8,729,047)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,792,903       2,239,273               -      15,762,610      19,267,691
                                    ==============  ==============  ==============  ==============  ==============

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                      Insurance
                                                 Funds                           Funds                     Funds Series II
                                              Sub-Account                     Sub-Account                    Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                        AIM V. I.                       AIM V. I.
                                             Technology                       Utilities                     Aggressive Growth II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (u) (v)        2005        2004 (t) (v)        2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (84,209) $      (65,379) $      144,416  $      (95,999) $      (10,274) $       (9,568)
Net realized gains (losses)                102,452           8,384         540,032          91,251           4,849          10,607
Change in unrealized gains (losses)        (44,805)        777,889       1,090,839       2,139,389          28,161          50,816
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (26,562)        720,894       1,775,287       2,134,641          22,736          51,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     8,109           6,236           5,380           3,880           6,106               -
Benefit payments                          (116,194)        (66,303)       (406,298)       (134,934)              -               -
Payments on termination                   (710,996)       (629,212)     (1,453,411)       (579,273)         (8,674)        (46,452)
Contract maintenance charge                 (3,831)         (2,641)         (5,774)         (3,498)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (448,905)      7,266,346       2,562,546      10,182,228          18,981          39,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,271,817)      6,574,426         702,443       9,468,403          16,413          (7,068)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,298,379)      7,295,320       2,477,730      11,603,044          39,149          44,787

NET ASSETS AT BEGINNING OF PERIOD        7,295,320               -      11,603,044               -         594,230         549,443
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,996,941  $    7,295,320  $   14,080,774  $   11,603,044  $      633,379  $      594,230
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 657,425               -         948,229               -          54,443          55,169
      Units issued                          76,130       1,552,587         527,651       2,139,907           4,820           4,591
      Units redeemed                      (197,473)       (895,162)       (477,296)     (1,191,678)         (3,303)         (5,317)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 536,082         657,425         998,584         948,229          55,960          54,443
                                    ==============  ==============  ==============  ==============  ==============  ==============

(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                        Basic Balanced II (c)              Basic Value II                   Blue Chip II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,007) $       (2,063) $     (367,775) $     (271,577) $      (12,536) $      (15,597)
Net realized gains (losses)                 26,918           8,568         531,298         149,442          11,079          13,995
Change in unrealized gains (losses)         47,456         103,735         625,320       1,670,380          17,568          29,664
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           67,367         110,240         788,843       1,548,245          16,111          28,062
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       800         134,871       1,494,568       7,939,115           7,926          81,022
Benefit payments                            (3,334)         (2,907)       (234,236)        (96,452)         (1,211)         (1,351)
Payments on termination                   (183,441)        (38,509)       (696,246)       (319,634)        (33,938)        (18,023)
Contract maintenance charge                      -               -         (64,500)        (36,796)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          48,100         239,907        (188,928)      1,923,398         (29,700)         44,436
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (137,875)        333,362         310,658       9,409,631         (56,923)        106,084
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,508)        443,602       1,099,501      10,957,876         (40,812)        134,146

NET ASSETS AT BEGINNING OF PERIOD        2,173,518       1,729,916      20,868,026       9,910,150       1,084,671         950,525
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,103,010  $    2,173,518  $   21,967,527  $   20,868,026  $    1,043,859  $    1,084,671
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 217,898         183,096       1,549,941         825,029         111,610         100,367
      Units issued                          23,156          44,597         409,587       1,011,118           3,922          22,123
      Units redeemed                       (37,056)         (9,795)       (386,841)       (286,206)         (9,861)        (10,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
   period                                  203,998         217,898       1,572,687       1,549,941         105,671         111,610
                                    ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       Capital Appreciation II         Capital Development II              Core Equity II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (123,155) $     (112,048) $       (7,315) $       (5,777) $       (1,366) $       (3,007)
Net realized gains (losses)                135,871          44,864           7,071           1,330           7,935           3,779
Change in unrealized gains (losses)        470,030         374,971          35,972          51,999          10,275          29,437
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          482,746         307,787          35,728          47,552          16,844          30,209
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   210,248       1,630,317             303          22,567             690         100,650
Benefit payments                           (60,896)         (5,405)              -               -               -            (764)
Payments on termination                   (330,132)       (136,755)         (4,284)         (1,232)        (46,576)        (22,864)
Contract maintenance charge                (19,186)        (19,534)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        (493,031)        553,972          70,712          32,312          15,515          27,483
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (692,997)      2,022,595          66,731          53,647         (30,371)        104,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (210,251)      2,330,382         102,459         101,199         (13,527)        134,714

NET ASSETS AT BEGINNING OF PERIOD        7,748,129       5,417,747         420,643         319,444         491,481         356,767
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,537,878  $    7,748,129  $      523,102  $      420,643  $      477,954  $      491,481
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 628,627         463,016          36,107          31,129          45,304          35,227
      Units issued                          62,765         299,855          15,264           6,765           2,051          13,631
      Units redeemed                      (121,447)       (134,244)         (9,565)         (1,787)         (4,758)         (3,554)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 569,945         628,627          41,806          36,107          42,597          45,304
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                     AIM Variable            AIM Variable
                                              Insurance                        Insurance               Insurance
                                           Funds Series II                  Funds Series II         Funds Series II
                                             Sub-Account                      Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                                                                                       AIM V. I.
                                               AIM V. I.                          AIM V. I.             Global
                                       Demographic Trends II (d)            Diversified Income II    Utilities II
                                    ------------------------------  ------------------------------  --------------

                                         2005            2004            2005            2004          2004 (w)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (4,640) $       (4,674) $       32,324  $       32,098  $        8,879
Net realized gains (losses)                  5,621          12,461          (1,516)             42           9,743
Change in unrealized gains (losses)         12,372           8,916         (22,966)        (11,799)        (18,963)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,353          16,703           7,842          20,341            (341)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,183           8,656             500          50,360           2,694
Benefit payments                                 -               -               -               -               -
Payments on termination                    (12,312)        (25,269)        (25,778)        (15,285)         (3,315)
Contract maintenance charge                      -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net             143           3,886          (8,859)        135,252        (281,718)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (10,986)        (12,727)        (34,137)        170,327        (282,339)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            2,367           3,976         (26,295)        190,668        (282,680)

NET ASSETS AT BEGINNING OF PERIOD          300,555         296,579         757,806         567,138         282,680
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      302,922  $      300,555  $      731,511  $      757,806  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,387          32,895          68,582          52,855          30,766
      Units issued                           6,116           7,443           3,519          19,583          39,761
      Units redeemed                        (7,199)         (8,951)         (6,587)         (3,856)        (70,527)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,304          31,387          65,514          68,582               -
                                    ==============  ==============  ==============  ==============  ==============

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                      Government Securities II                Growth II                     High Yield II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       31,644  $       45,522  $       (5,035) $       (5,016) $       60,626  $       11,338
Net realized gains (losses)                 (3,316)          3,750          16,409          11,251           9,480           5,623
Change in unrealized gains (losses)        (29,553)        (32,813)          5,168          14,277         (62,623)         51,716
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (1,225)         16,459          16,542          20,512           7,483          68,677
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -         194,692           8,976          14,082           1,490          44,619
Benefit payments                           (29,088)              -               -               -               -               -
Payments on termination                   (205,616)       (298,170)        (32,330)         (5,562)        (30,680)        (23,196)
Contract maintenance charge                      -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           1,254          97,750         (26,613)        (35,002)         15,569         132,841
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (233,450)         (5,728)        (49,967)        (26,482)        (13,621)        154,264
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (234,675)         10,731         (33,425)         (5,970)         (6,138)        222,941

NET ASSETS AT BEGINNING OF PERIOD        2,411,465       2,400,734         345,405         351,375         836,414         613,473
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,176,790  $    2,411,465  $      311,980  $      345,405  $      830,276  $      836,414
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 223,792         224,407          37,130          40,169          65,405          52,479
      Units issued                          16,432          80,253           1,983           5,271           5,804          29,291
      Units redeemed                       (38,018)        (80,868)         (7,288)         (8,310)         (6,874)        (16,365)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 202,206         223,792          31,825          37,130          64,335          65,405
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                           Funds Series II                 Funds Series II                 Funds Series II
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              AIM V. I.                       AIM V. I.                       AIM V. I.
                                       International Growth II         Mid Cap Core Equity II              Money Market II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (7,329) $       (5,814) $      (95,862) $      (34,359) $       26,530  $      (24,217)
Net realized gains (losses)                 17,581           6,840         330,038         200,570               -               -
Change in unrealized gains (losses)        116,806         115,461         194,930         132,430               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          127,058         116,487         429,106         298,641          26,530         (24,217)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,524          49,111       2,407,058       1,771,917           6,165           8,245
Benefit payments                                 -               -         (58,549)        (15,363)       (299,952)       (141,834)
Payments on termination                    (38,998)        (20,534)       (255,309)       (163,229)     (7,447,783)    (11,451,462)
Contract maintenance charge                      -               -          (8,303)         (1,665)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         170,945         173,226         704,117         929,787       4,877,375      15,421,190
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               135,471         201,803       2,789,014       2,521,447      (2,864,195)      3,836,139
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          262,529         318,290       3,218,120       2,820,088      (2,837,665)      3,811,922

NET ASSETS AT BEGINNING OF PERIOD          709,983         391,693       4,239,184       1,419,096       5,631,556       1,819,634
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      972,512  $      709,983  $    7,457,304  $    4,239,184  $    2,793,891  $    5,631,556
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  55,701          37,384         374,379         129,846         579,844         185,263
      Units issued                          17,561          21,628         786,949         311,199         603,040       1,643,098
      Units redeemed                        (7,410)         (3,311)       (524,154)        (66,666)       (897,328)     (1,248,517)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  65,852          55,701         637,174         374,379         285,556         579,844
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     AIM Variable             AIM Variable                   AIM Variable
                                       Insurance               Insurance                      Insurance
                                    Funds Series II         Funds Series II                Funds Series II
                                      Sub-Account             Sub-Account                    Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                     AIM V. I. New              AIM V. I.                      AIM V. I.
                                     Technology II         Premier Equity II                 Technology II
                                    --------------  ------------------------------  ------------------------------

                                       2004 (x)          2005            2004            2005        2004 (v) (x)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (585) $      (54,104) $      (50,323) $       (2,200) $       (1,467)
Net realized gains (losses)                   (181)         45,970          47,942           1,564             312
Change in unrealized gains (losses)         (9,280)        169,893         166,276             847          15,160
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          (10,046)        161,759         163,895             211          14,005
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     2,477         361,419       1,202,933             497               -
Benefit payments                                 -         (21,132)        (81,561)              -               -
Payments on termination                          -        (143,432)        (52,633)        (12,803)         (6,851)
Contract maintenance charge                      -         (14,444)         (9,574)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (78,945)        (66,543)        268,935              24         137,320
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (76,468)        115,868       1,328,100         (12,282)        130,469
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,514)        277,627       1,491,995         (12,071)        144,474

NET ASSETS AT BEGINNING OF PERIOD           86,514       4,363,427       2,871,432         144,474               -
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $    4,641,054  $    4,363,427  $      132,403  $      144,474
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,747         376,112         261,746          13,086               -
      Units issued                          21,928         119,353         215,734             391          27,172
      Units redeemed                       (31,675)       (109,694)       (101,368)         (1,514)        (14,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -         385,771         376,112          11,963          13,086
                                    ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Alliance                       Alliance
                                            AIM Variable                      Bernstein                       Bernstein
                                              Insurance                   Variable Product                Variable Product
                                           Funds Series II                   Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                               Alliance                        Alliance
                                              AIM V. I.                       Bernstein                       Bernstein
                                            Utilities II                       Growth                      Growth & Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (w)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        4,171  $       (3,973) $     (914,370) $     (665,559) $     (796,387) $   (1,931,445)
Net realized gains (losses)                 11,303             883       1,435,099         238,372       5,579,463       3,531,123
Change in unrealized gains (losses)         51,267          82,771       5,265,901       5,188,715       1,083,820      17,657,088
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           66,741          79,681       5,786,630       4,761,528       5,866,896      19,256,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,031          10,000      10,848,923       4,934,673       7,474,187      12,848,818
Benefit payments                                 -               -        (737,805)       (559,125)     (3,355,357)     (3,041,786)
Payments on termination                    (25,480)        (10,488)     (4,082,854)     (3,149,242)    (22,033,964)    (17,050,080)
Contract maintenance charge                      -               -         (66,488)        (52,692)       (187,928)       (157,925)
Transfers among the sub-accounts
  and with the Fixed Account - net          51,838         376,755       4,154,565      11,247,642      (4,655,859)      5,689,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                27,389         376,267      10,116,341      12,421,256     (22,758,921)     (1,710,990)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           94,130         455,948      15,902,971      17,182,784     (16,892,025)     17,545,776

NET ASSETS AT BEGINNING OF PERIOD          455,948               -      49,045,897      31,863,113     224,697,812     207,152,036
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      550,078  $      455,948  $   64,948,868  $   49,045,897  $  207,805,787  $  224,697,812
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  37,369               -       6,175,132       4,787,091      19,688,278      20,087,906
      Units issued                           5,858          72,245       4,606,126       6,319,086       4,151,539       6,251,175
      Units redeemed                        (3,950)        (34,876)     (3,949,208)     (4,931,045)     (6,238,347)     (6,650,803)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  39,277          37,369       6,832,050       6,175,132      17,601,470      19,688,278
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Alliance
                                       Bernstein               Alliance                        Alliance
                                       Variable               Bernstein                        Bernstein
                                        Product            Variable Product                Variable Product
                                      Series Fund            Series Fund                     Series Fund
                                      Sub-Account            Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                       Alliance
                                       Bernstein              Alliance                        Alliance
                                     International            Bernstein                       Bernstein
                                         Value           Large Cap Growth (f)           Small/Mid Cap Value (g)
                                    --------------  ------------------------------  ------------------------------

                                       2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (70,023) $     (699,045) $     (689,742) $     (410,327) $     (324,574)
Net realized gains (losses)                317,950        (223,940)     (1,379,412)      1,459,210         607,085
Change in unrealized gains (losses)      1,002,493       6,200,392       4,611,606         877,983       2,990,655
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,250,420       5,277,407       2,542,452       1,926,866       3,273,166
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                11,319,680         593,761       2,678,542      14,013,852       6,056,229
Benefit payments                           (54,568)       (652,659)       (744,216)       (221,051)        (92,734)
Payments on termination                   (120,423)     (3,877,472)     (3,741,636)     (1,192,962)       (496,966)
Contract maintenance charge                 (4,202)        (42,950)        (40,530)        (98,695)        (79,877)
Transfers among the sub-accounts
  and with the Fixed Account - net       3,026,827       2,166,301          14,358       1,514,688       3,715,207
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            14,167,314      (1,813,019)     (1,833,482)     14,015,832       9,101,859
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       15,417,734       3,464,388         708,970      15,942,698      12,375,025

NET ASSETS AT BEGINNING OF PERIOD                -      43,142,161      42,433,191      25,975,968      13,600,943
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   15,417,734  $   46,606,549  $   43,142,161  $   41,918,666  $   25,975,968
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                    -       6,505,577       7,151,969       1,633,134       1,000,351
      Units issued                       2,292,586       2,215,960       4,060,971       2,494,433         891,869
      Units redeemed                      (993,969)     (2,562,082)     (4,707,363)     (1,614,336)       (259,086)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,298,617       6,159,455       6,505,577       2,513,231       1,633,134
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Alliance        Alliance
                                       Bernstein       Bernstein
                                       Variable        Variable                American                        American
                                        Product         Product            Century Variable                Century Variable
                                      Series Fund     Series Fund           Portfolios Inc                  Portfolios Inc
                                      Sub-Account     Sub-Account            Sub-Account                     Sub-Account
                                    --------------  --------------  ------------------------------  ------------------------------

                                       Alliance        Alliance                American                        American
                                       Bernstein       Bernstein              Century VP                     Century VP
                                    Utility Income       Value                 Balanced                     International
                                    --------------  --------------  ------------------------------  ------------------------------

                                       2005 (e)        2005 (e)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (13,136) $       (4,060) $          283  $          226  $          106  $         (634)
Net realized gains (losses)                (39,139)         (8,473)            (37)            455         (21,423)        (26,145)
Change in unrealized gains (losses)         86,429          49,841           1,806           5,557          23,653          32,607
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           34,154          37,308           2,052           6,238           2,336           5,828
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,539,162       1,195,200               -               -               -              48
Benefit payments                                 -               -               -               -               -               -
Payments on termination                    (16,447)       (136,069)         (4,092)        (35,212)        (39,173)         (3,161)
Contract maintenance charge                   (665)           (104)            (46)            (44)             (4)            (12)
Transfers among the sub-accounts
  and with the Fixed Account - net         617,342         352,375          (6,595)          6,008               -         (29,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,139,392       1,411,402         (10,733)        (29,248)        (39,177)        (32,678)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,173,546       1,448,710          (8,681)        (23,010)        (36,841)        (26,850)

NET ASSETS AT BEGINNING OF PERIOD                -               -          61,633          84,643          62,743          89,593
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,173,546  $    1,448,710  $       52,952  $       61,633  $       25,902  $       62,743
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -               -           4,511           6,713           5,297           8,566
      Units issued                         591,337         225,553             461             448               -               5
      Units redeemed                      (301,378)        (90,607)         (1,226)         (2,650)         (3,339)         (3,274)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 289,959         134,946           3,746           4,511           1,958           5,297
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                 Dreyfus Variable
                                          Growth Fund, Inc.                  Index Fund                    Investment Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Dreyfus
                                              Socially
                                             Responsible                    Dreyfus Stock                   VIF Growth &
                                             Growth Fund                     Index Fund                        Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,771) $       (3,469) $        2,494  $        6,998  $          (66) $         (572)
Net realized gains (losses)                 (1,033)        (33,798)         69,134          (9,192)           (257)           (198)
Change in unrealized gains (losses)          9,917          47,985         (16,345)        183,796           5,771          21,929
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            5,113          10,718          55,283         181,602           5,448          21,159
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       750             300           6,614          11,383               -              96
Benefit payments                                 -               -         (92,780)        (28,144)              -         (14,617)
Payments on termination                     (5,521)        (43,116)       (379,676)       (345,138)        (51,817)        (37,567)
Contract maintenance charge                    (79)            (99)         (1,066)         (1,423)           (228)           (272)
Transfers among the sub-accounts
  and with the Fixed Account - net          (1,239)        (30,955)        (14,622)         (4,036)          1,275           5,667
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (6,089)        (73,870)       (481,530)       (367,358)        (50,770)        (46,693)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             (976)        (63,152)       (426,247)       (185,756)        (45,322)        (25,534)

NET ASSETS AT BEGINNING OF PERIOD          256,552         319,704       2,143,582       2,329,338         372,934         398,468
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      255,576  $      256,552  $    1,717,335  $    2,143,582  $      327,612  $      372,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  31,431          39,368         210,673         243,773          35,826          40,601
      Units issued                             133             176          28,325          21,446             121           2,490
      Units redeemed                          (984)         (8,113)        (76,049)        (54,546)         (4,829)         (7,265)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  30,580          31,431         162,949         210,673          31,118          35,826
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus Variable                Dreyfus Variable                    Federated
                                           Investment Fund                 Investment Fund                Insurance Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              VIF Money                       VIF Small                    Federated Prime
                                               Market                       Company Stock                   Money Fund II
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       11,812  $       (8,496) $       (1,178) $       (1,108) $       91,164  $      (67,473)
Net realized gains (losses)                      -               -           6,684           5,816               -               -
Change in unrealized gains (losses)              -               -          (5,875)          7,358               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           11,812          (8,496)           (369)         12,066          91,164         (67,473)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     7,250          12,676               -           4,283           5,903          35,391
Benefit payments                          (269,048)       (499,492)              -               -        (148,920)       (298,241)
Payments on termination                   (338,108)       (576,081)         (9,209)         (3,568)     (4,071,748)     (4,847,479)
Contract maintenance charge                   (638)           (925)            (59)            (58)         (2,056)         (2,731)
Transfers among the sub-accounts
  and with the Fixed Account - net         330,066         701,732             (25)             38       1,623,993         750,898
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (270,478)       (362,090)         (9,293)            695      (2,592,828)     (4,362,162)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (258,666)       (370,586)         (9,662)         12,761      (2,501,664)     (4,429,635)

NET ASSETS AT BEGINNING OF PERIOD        1,199,876       1,570,462          82,410          69,649       8,836,349      13,265,984
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      941,210  $    1,199,876  $       72,748  $       82,410  $    6,334,685  $    8,836,349
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 114,416         148,952           5,352           5,289         804,261       1,183,030
      Units issued                         124,127         111,356              63             148         656,044         625,669
      Units redeemed                      (149,328)       (145,892)           (661)            (85)       (887,728)     (1,004,438)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  89,215         114,416           4,754           5,352         572,577         804,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP Contrafund                 VIP Equity-Income                  VIP Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (162,626) $     (136,892) $       21,329  $       15,572  $      (78,807) $     (120,935)
Net realized gains (losses)                541,936         149,759         314,590          69,192        (535,456)       (664,368)
Change in unrealized gains (losses)      1,854,711       1,790,588         (95,679)        478,558         991,104         958,421
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,234,021       1,803,455         240,240         563,322         376,841         173,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   257,815         311,254           7,673          15,750          96,853         369,154
Benefit payments                          (164,441)       (240,893)       (152,464)       (199,173)        (27,079)       (169,480)
Payments on termination                 (2,107,240)     (1,497,605)     (1,062,860)     (1,027,615)     (1,145,586)     (1,152,014)
Contract maintenance charge                 (9,420)         (9,084)         (2,092)         (2,346)         (8,641)         (9,681)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,327,600       1,676,994         140,699         731,850        (781,855)        195,619
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (695,686)        240,666      (1,069,044)       (481,534)     (1,866,308)       (766,402)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,538,335       2,044,121        (828,804)         81,788      (1,489,467)       (593,284)

NET ASSETS AT BEGINNING OF PERIOD       14,967,275      12,923,154       6,225,965       6,144,177      10,932,131      11,525,415
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   16,505,610  $   14,967,275  $    5,397,161  $    6,225,965  $    9,442,664  $   10,932,131
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,200,753       1,176,314         497,450         540,191       1,317,719       1,415,993
      Units issued                         243,051         270,250          49,708          94,609          53,453         217,606
      Units redeemed                      (292,085)       (245,811)       (134,103)       (137,350)       (291,069)       (315,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,151,719       1,200,753         413,055         497,450       1,080,103       1,317,719
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIP High Income                  VIP Index 500             VIP Investment Grade Bond
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      536,539  $      266,704  $       71,329  $       (9,145) $      126,975  $      142,712
Net realized gains (losses)                (43,742)        (44,418)         35,982         (69,112)        109,930         153,869
Change in unrealized gains (losses)       (445,051)        104,154         322,434       1,314,633        (193,216)       (134,350)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           47,746         326,440         429,745       1,236,376          43,689         162,231
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    23,711          80,089         183,716         294,309          50,100         137,620
Benefit payments                           (14,164)        (90,478)        (78,152)       (206,684)         (6,531)        (15,626)
Payments on termination                   (521,113)       (496,714)     (2,294,820)     (1,251,748)       (530,404)       (394,511)
Contract maintenance charge                 (1,679)         (1,842)         (8,064)         (8,147)         (2,539)         (2,975)
Transfers among the sub-accounts
  and with the Fixed Account - net           1,694         583,295         (21,597)      1,567,430        (175,597)        565,281
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (511,551)         74,350      (2,218,917)        395,160        (664,971)        289,789
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (463,805)        400,790      (1,789,172)      1,631,536        (621,282)        452,020

NET ASSETS AT BEGINNING OF PERIOD        4,230,125       3,829,335      14,869,570      13,238,034       5,521,888       5,069,868
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,766,320  $    4,230,125  $   13,080,398  $   14,869,570  $    4,900,606  $    5,521,888
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 430,462         419,467       1,695,973       1,649,693         400,144         378,765
      Units issued                          28,970         108,478         170,437         355,153          32,669         137,822
      Units redeemed                       (80,749)        (97,483)       (431,529)       (308,873)        (80,764)       (116,443)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 378,683         430,462       1,434,881       1,695,973         352,049         400,144
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Fidelity                        Fidelity
                                              Fidelity                        Variable                        Variable
                                              Variable                        Insurance                       Insurance
                                              Insurance                     Products Fund                   Products Fund
                                            Products Fund                 (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                              VIP Asset
                                                                           Manager Growth                  VIP Contrafund
                                            VIP Overseas                  (Service Class 2)               (Service Class 2)

                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (21,644) $       (4,879) $          128  $          225  $     (149,789) $      (16,849)
Net realized gains (losses)                 45,932         (41,299)          1,860              71         216,610          29,032
Change in unrealized gains (losses)        508,161         376,036          (1,066)            945       1,677,908         151,965
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          532,449         329,858             922           1,241       1,744,729         164,148
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    85,438          73,282          25,000               -      17,562,015          36,443
Benefit payments                           (19,246)        (22,887)         (6,086)              -        (126,748)        (50,659)
Payments on termination                   (323,113)       (302,349)         (2,384)           (706)       (409,037)        (75,256)
Contract maintenance charge                 (2,052)         (2,067)            (12)            (13)        (10,853)           (341)
Transfers among the sub-accounts
  and with the Fixed Account - net         197,782         216,877            (245)             26       6,281,679          45,214
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (61,191)        (37,144)         16,273            (693)     23,297,056         (44,599)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          471,258         292,714          17,195             548      25,041,785         119,549

NET ASSETS AT BEGINNING OF PERIOD        3,042,756       2,750,042          31,685          31,137       1,375,651       1,256,102
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,514,014  $    3,042,756  $       48,880  $       31,685  $   26,417,436  $    1,375,651
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 324,204         329,724           3,185           3,259         113,564         117,549
      Units issued                          62,447          63,598           3,793               9       3,550,023          12,282
      Units redeemed                       (72,443)        (69,118)         (2,178)            (83)     (1,461,023)        (16,267)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 314,208         324,204           4,800           3,185       2,202,564         113,564
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                               Fidelity                 Fidelity                 Fidelity
                                               Variable                 Variable                 Variable
                                               Insurance                Insurance                Insurance
                                             Products Fund            Products Fund            Products Fund
                                           (Service Class 2)        (Service Class 2)        (Service Class 2)
                                              Sub-Account              Sub-Account              Sub-Account
                                    ------------------------------  -----------------  ------------------------------


                                                VIP                   VIP Growth &
                                           Equity-Income                Income                   VIP Growth
                                          (Service Class 2)         (Service Class 2)         (Service Class 2)
                                    ------------------------------  -----------------  ------------------------------

                                          2005           2004             2005 (e)         2005            2004
                                    --------------  --------------  -----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (3,979) $       (2,817) $         (36,501) $       (8,631) $      (11,552)
Net realized gains (losses)                186,616          60,695             (7,385)         12,210           7,551
Change in unrealized gains (losses)        (39,274)        241,925            377,679          20,373          14,386
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          143,363         299,803            333,793          23,952          10,385
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,148          29,205          5,266,355             382           2,220
Benefit payments                           (39,959)        (92,316)           (14,838)        (10,554)         (3,095)
Payments on termination                   (279,884)       (226,627)           (44,703)        (96,382)        (94,338)
Contract maintenance charge                   (853)           (853)            (1,272)           (293)           (368)
Transfers among the sub-accounts
  and with the Fixed Account - net         267,324          76,721          1,345,013         (19,833)         12,987
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (34,224)       (213,870)         6,550,555        (126,680)        (82,594)
                                    --------------  --------------  -----------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -                  -               -               -
                                    --------------  --------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          109,139          85,933          6,884,348        (102,728)        (72,209)

NET ASSETS AT BEGINNING OF PERIOD        3,424,157       3,338,224                  -         820,021         892,230
                                    --------------  --------------  -----------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    3,533,296  $    3,424,157  $       6,884,348  $      717,293  $      820,021
                                    ==============  ==============  =================  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 316,605         338,173                  -         102,699         113,442
      Units issued                          49,646          32,512          1,121,696          10,174           3,854
      Units redeemed                       (51,855)        (54,080)          (500,649)        (26,435)        (14,597)
                                    --------------  --------------  -----------------  --------------  --------------
  Units outstanding at end of
    period                                 314,396         316,605            621,047          86,438         102,699
                                    ==============  ==============  =================  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity                        Fidelity                        Fidelity
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                           VIP Investment
                                           VIP High Income                  VIP Index 500                    Grade Bond
                                          (Service Class 2)               (Service Class 2)               (Service Class 2)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      460,361  $       80,621  $        1,086  $       (7,021) $          479  $          642
Net realized gains (losses)                 63,331          10,298          27,990           5,315             516             729
Change in unrealized gains (losses)       (440,837)          3,658          27,528         150,817            (900)           (715)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           82,855          94,577          56,604         149,111              95             656
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,885,664               -             976          10,876             156             612
Benefit payments                          (110,462)        (34,558)        (35,502)        (23,989)              -               -
Payments on termination                   (233,173)        (46,505)       (167,644)        (61,602)              -            (705)
Contract maintenance charge                 (1,063)           (131)           (504)           (512)           (107)           (115)
Transfers among the sub-accounts
  and with the Fixed Account - net         928,296         118,744          81,391           1,550          (1,396)             25
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,469,262          37,550        (121,283)        (73,677)         (1,347)           (183)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,552,117         132,127         (64,679)         75,434          (1,252)            473

NET ASSETS AT BEGINNING OF PERIOD        1,334,568       1,202,441       1,862,022       1,786,588          25,464          24,991
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,886,685  $    1,334,568  $    1,797,343  $    1,862,022  $       24,212  $       25,464
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 108,029         104,870         195,855         204,226           2,225           2,241
      Units issued                         890,732          16,815          22,517           3,272              22              57
      Units redeemed                      (450,249)        (13,656)        (34,797)        (11,643)           (139)            (73)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 548,512         108,029         183,575         195,855           2,108           2,225
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                        Fidelity                 Fidelity               Franklin              Franklin
                                        Variable                 Variable              Templeton              Templeton
                                        Insurance               Insurance               Variable              Variable
                                      Products Fund           Products Fund            Insurance              Insurance
                                    (Service Class 2)       (Service Class 2)        Products Trust        Products Trust
                                       Sub-Account             Sub-Account            Sub-Account            Sub-Account
                                    -----------------  ----------------------------  -------------  ----------------------------

                                                                                     Franklin Flex        Franklin Growth
                                       VIP Mid Cap              VIP Overseas           Cap Growth           and Income
                                    (Service Class 2)        (Service Class 2)         Securities           Securities
                                    -----------------  ----------------------------  -------------  ----------------------------

                                        2005 (e)           2005           2004          2005 (e)        2005           2004
                                    -----------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (47,116) $        (682) $        (334) $      (6,391) $     819,488  $     533,165
Net realized gains (losses)                   120,122          2,405            354        (16,945)     1,640,792        578,212
Change in unrealized gains (losses)           604,708          9,779          6,996         84,927       (845,951)     4,339,250
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from operations                             677,714         11,502          7,016         61,591      1,614,329      5,450,627
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    5,961,925             44             48      1,048,017     12,313,864     24,532,360
Benefit payments                              (50,743)             -              -              -       (856,836)    (1,026,062)
Payments on termination                       (44,304)        (2,389)          (523)        (2,986)    (3,199,997)    (1,603,232)
Contract maintenance charge                    (2,651)           (47)           (53)          (224)      (267,180)      (174,612)
Transfers among the sub-accounts
  and with the Fixed Account - net          1,966,541         (3,601)         5,864        350,491      1,605,184      9,194,972
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in net assets
  from contract transactions                7,830,768         (5,993)         5,336      1,395,298      9,595,035     30,923,426
                                    -----------------  -------------  -------------  -------------  -------------  -------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -              -              -              -              -              -
                                    -----------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           8,508,482          5,509         12,352      1,456,889     11,209,364     36,374,053

NET ASSETS AT BEGINNING OF PERIOD                   -         68,952         56,600              -     74,265,618     37,891,565
                                    -----------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD         $       8,508,482  $      74,461  $      68,952  $   1,456,889  $  85,474,982  $  74,265,618
                                    =================  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -          6,117          5,621              -      5,082,542      2,823,760
      Units issued                          1,201,891             51            709        225,406      1,632,870      3,090,076
      Units redeemed                         (499,089)          (529)          (213)       (94,773)      (974,362)      (831,294)
                                    -----------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of
    period                                    702,802          5,639          6,117        130,633      5,741,050      5,082,542
                                    =================  =============  =============  =============  =============  =============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                            Franklin Large
                                            Franklin High                  Franklin Income                   Cap Growth
                                               Income                        Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (v)          2005          2004 (v)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      498,684  $       36,802  $    1,459,845  $      (67,558) $     (144,024) $       (2,299)
Net realized gains (losses)                (80,831)        129,883         (12,939)         92,305           6,873           2,332
Change in unrealized gains (losses)       (166,623)        329,163      (1,252,081)      1,840,941         461,588          40,025
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          251,230         495,848         194,825       1,865,688         324,437          40,058
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,667,500       4,947,454      72,401,594      14,388,716      21,853,925       1,632,123
Benefit payments                           (55,142)              -      (1,608,118)           (563)       (174,163)              -
Payments on termination                   (507,466)        (28,003)     (4,139,232)       (328,728)       (361,878)         (2,950)
Contract maintenance charge                (30,154)         (1,572)        (79,282)         (3,920)        (10,517)            (57)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,828,364       2,879,217      41,965,548      15,843,248       6,906,909         180,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,903,102       7,797,096     108,540,510      29,898,753      28,214,276       1,809,820
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,154,332       8,292,944     108,735,335      31,764,441      28,538,713       1,849,878

NET ASSETS AT BEGINNING OF PERIOD        8,292,944               -      31,764,441               -       1,849,878               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   12,447,276  $    8,292,944  $  140,499,776  $   31,764,441  $   30,388,591  $    1,849,878
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 775,729               -       2,825,758               -         175,724               -
      Units issued                       3,174,585       3,943,046      13,557,782       3,327,013       3,217,855         179,106
      Units redeemed                    (2,804,190)     (3,167,317)     (3,882,660)       (501,255)       (490,928)         (3,382)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,146,124         775,729      12,500,880       2,825,758       2,902,651         175,724
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Franklin Small                     Franklin
                                              Cap Value                     Small-Mid Cap                   Franklin U.S.
                                             Securities                 Growth Securities (h)                Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005          2004 (v)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (428,992) $     (434,620) $      (61,686) $      (60,208) $      313,333  $       (9,033)
Net realized gains (losses)              1,450,552         655,132         143,097         153,819         (32,039)          1,094
Change in unrealized gains (losses)      2,451,253       5,908,431          36,784         262,031        (181,647)         60,686
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,472,813       6,128,943         118,195         355,642          99,647          52,747
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                13,794,154       8,671,809          19,362          37,218       7,333,943       5,648,773
Benefit payments                          (527,556)       (403,193)              -         (40,545)     (1,281,071)              -
Payments on termination                 (1,722,221)       (957,778)       (166,538)       (111,179)       (370,557)        (18,679)
Contract maintenance charge               (143,683)       (103,843)        (11,028)        (11,594)        (19,618)           (153)
Transfers among the sub-accounts
   and with the Fixed Account - net      5,433,928       5,255,432         (51,772)       (111,081)      2,369,866       1,538,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
from contract transactions              16,834,622      12,462,427        (209,976)       (237,181)      8,032,563       7,167,967
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       20,307,435      18,591,370         (91,781)        118,461       8,132,210       7,220,714

NET ASSETS AT BEGINNING OF PERIOD       39,167,211      20,575,841       3,917,740       3,799,279       7,220,714               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   59,474,646  $   39,167,211  $    3,825,959  $    3,917,740  $   15,352,924  $    7,220,714
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,205,025       1,410,474         243,821         258,201         704,084               -
      Units issued                       2,413,266       1,339,235          22,952          30,785       1,285,269         743,989
      Units redeemed                    (1,401,469)       (544,684)        (35,760)        (45,165)       (503,966)        (39,905)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,216,822       2,205,025         231,013         243,821       1,485,387         704,084
                                    ==============  ==============  ==============  ==============  ==============  ==============

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Franklin                Franklin                      Franklin
                                       Templeton               Templeton                     Templeton
                                       Variable                Variable                      Variable
                                       Insurance               Insurance                     Insurance
                                    Products Trust          Products Trust                Products Trust
                                      Sub-Account             Sub-Account                   Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                                                                             Templeton
                                         Mutual             Mutual Shares                    Developing
                                       Discovery             Securities                  Markets Securities
                                    --------------  ------------------------------  ------------------------------

                                        2005 (e)         2005            2004            2005             2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (11,044) $     (824,826) $     (476,015) $      (92,190) $        1,179
Net realized gains (losses)                  4,376       1,962,231         575,253       1,145,341         468,082
Change in unrealized gains (losses)        178,630       9,578,565       6,484,573       4,008,713       2,000,512
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          171,962      10,715,970       6,583,811       5,061,864       2,469,773
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,664,394      39,190,796      24,532,216       6,167,931       3,461,863
Benefit payments                           (29,931)     (1,216,785)       (998,764)       (282,304)        (61,847)
Payments on termination                    (11,374)     (5,085,160)     (1,763,381)     (2,239,907)       (337,902)
Contract maintenance charge                 (1,547)       (263,865)       (143,541)        (60,294)        (35,489)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,032,931      26,183,368      16,647,437       5,915,510       2,203,063
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             2,654,473      58,808,354      38,273,967       9,500,936       5,229,688
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,826,435      69,524,324      44,857,778      14,562,800       7,699,461

NET ASSETS AT BEGINNING OF PERIOD                -      78,149,285      33,291,507      14,631,482       6,932,021
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,826,435  $  147,673,609  $   78,149,285  $   29,194,282  $   14,631,482
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -       5,726,801       2,632,446         705,930         410,627
      Units issued                         423,067       7,771,383       4,480,503       1,165,729         563,449
      Units redeemed                      (174,670)     (3,106,170)     (1,386,148)       (748,348)       (268,146)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 248,397      10,392,014       5,726,801       1,123,311         705,930
                                    ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Franklin                        Franklin                        Franklin
                                              Templeton                       Templeton                       Templeton
                                              Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                           Products Trust                  Products Trust                  Products Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Templeton                       Templeton                       Templeton
                                               Foreign                      Global Income                      Growth
                                             Securities                      Securities                      Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (418,309) $     (151,876) $      204,976  $      423,576  $      (19,412) $      (17,873)
Net realized gains (losses)              1,496,696         396,508          59,182          61,954         134,845         (62,371)
Change in unrealized gains (losses)      7,705,984       4,042,398        (473,451)         70,887         320,552         944,992
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        8,784,371       4,287,030        (209,293)        556,417         435,985         864,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                51,234,652      11,615,250           6,588          41,905          17,501         246,277
Benefit payments                          (554,490)       (259,802)         (2,872)        (95,917)       (124,634)        (44,308)
Payments on termination                 (3,310,618)       (519,477)       (589,217)       (281,120)     (1,541,799)     (1,181,072)
Contract maintenance charge               (126,473)        (64,322)        (10,126)         (9,878)         (1,572)         (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,738,330      10,036,101         106,255         453,488         385,313         606,621
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            78,981,401      20,807,750        (489,372)        108,478      (1,265,191)       (374,003)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       87,765,772      25,094,780        (698,665)        664,895        (829,206)        490,745

NET ASSETS AT BEGINNING OF PERIOD       37,459,692      12,364,912       4,800,091       4,135,196       6,817,061       6,326,316
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  125,225,464  $   37,459,692  $    4,101,426  $    4,800,091  $    5,987,855  $    6,817,061
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,630,199         918,196         304,667         297,727         452,969         470,983
      Units issued                      10,533,900       2,988,427          40,460          78,292          61,953          80,431
      Units redeemed                    (4,485,339)     (1,276,424)        (73,456)        (71,352)       (139,553)        (98,445)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,678,760       2,630,199         271,671         304,667         375,369         452,969
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             VIT Capital                   VIT CORE Small                   VIT CORE U.S.
                                               Growth                        Cap Equity                        Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (1,077) $         (670) $      (49,140) $       (5,500) $        8,453  $       (1,459)
Net realized gains (losses)                 (1,795)           (438)        910,105          28,352         (22,176)            470
Change in unrealized gains (losses)          3,435           6,805        (605,643)         34,527         381,269          40,947
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                              563           5,697         255,322          57,379         367,546          39,958
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -      10,824,617             720       5,591,887             300
Benefit payments                                 -            (369)        (28,726)              -         (17,942)           (406)
Payments on termination                     (1,990)           (306)        (83,988)         (8,445)        (73,160)        (17,596)
Contract maintenance charge                    (70)            (86)         (2,936)           (215)         (1,208)           (215)
Transfers among the sub-accounts
  and with the Fixed Account - net          (7,524)             (2)      2,493,217         (17,411)      1,311,580           1,645
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (9,584)           (763)     13,202,184         (25,351)      6,811,157         (16,272)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (9,021)          4,934      13,457,506          32,028       7,178,703          23,686

NET ASSETS AT BEGINNING OF PERIOD           82,716          77,782         445,912         413,884         338,359         314,673
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       73,695  $       82,716  $   13,903,418  $      445,912  $    7,517,062  $      338,359
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   9,783           9,877          28,418          30,395          32,805          34,519
      Units issued                             897               -       2,069,471              70       1,143,596             123
      Units redeemed                        (2,008)            (94)       (884,313)         (2,047)       (507,941)         (1,837)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   8,672           9,783       1,213,576          28,418         668,460          32,805
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Goldman Sachs                   Goldman Sachs                   Goldman Sachs
                                              Variable                        Variable                        Variable
                                           Insurance Trust                 Insurance Trust                 Insurance Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           VIT Growth and                 VIT International                  VIT Mid Cap
                                               Income                          Equity                           Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       41,564  $           (2) $         (349) $          (67) $       (5,889) $          (61)
Net realized gains (losses)                (57,984)             (7)            126            (184)        656,509             833
Change in unrealized gains (losses)         90,859           1,298           3,747           3,200        (358,356)          1,055
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           74,439           1,289           3,524           2,949         292,264           1,827
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 3,580,426               -               -               -       4,970,445               -
Benefit payments                           (28,889)              -               -               -         (14,071)              -
Payments on termination                    (48,183)              -          (2,388)         (1,166)        (43,101)              -
Contract maintenance charge                 (1,247)            (13)              -               -          (5,159)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net         932,485              (1)             (9)          9,550       2,387,416               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,434,592             (14)         (2,397)          8,384       7,295,530              (7)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,509,031           1,275           1,127          11,333       7,587,794           1,820

NET ASSETS AT BEGINNING OF PERIOD            8,895           7,620          31,401          20,068           9,376           7,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    4,517,926  $        8,895  $       32,528  $       31,401  $    7,597,170  $        9,376
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     818             819           2,804           2,017             451             452
      Units issued                         749,637               -               -             903       1,129,889               -
      Units redeemed                      (320,996)             (1)           (208)           (116)       (462,870)             (1)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 429,459             818           2,596           2,804         667,470             451
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen                       Lazard
                                             Janus Aspen                       Series                        Retirement
                                               Series                     (Service Shares)                  Series, Inc.
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                Forty                       Foreign Stock                     Emerging
                                            Portfolio (i)                 (Service Shares)                     Markets
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005        2004 (v) (z)        2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (249) $         (129) $         (278) $         (432) $         (168) $          (65)
Net realized gains (losses)                     86              10             135              76             559              87
Change in unrealized gains (losses)          2,233           2,418           1,926           5,780           4,275           2,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            2,070           2,299           1,783           5,424           4,666           2,090
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              32               -               -              33              36
Benefit payments                                 -               -               -               -               -               -
Payments on termination                          -               -               -               -               -               -
Contract maintenance charge                    (37)            (21)            (35)            (35)             (4)             (9)
Transfers among the sub-accounts
  and with the Fixed Account - net            (304)         16,580               -              (1)          7,950             (82)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  (297)         16,591             (35)            (36)          7,979             (55)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            1,773          18,890           1,748           5,388          12,645           2,035

NET ASSETS AT BEGINNING OF PERIOD           18,890               -          38,377          32,989           9,358           7,323
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       20,663  $       18,890  $       40,125  $       38,377  $       22,003  $        9,358
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   1,660               -           2,457           2,459             412             414
      Units issued                               4           1,666               -               -             294               2
      Units redeemed                           (31)             (6)             (3)             (2)             (8)             (4)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   1,633           1,660           2,454           2,457             698             412
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                             Lord Abbett                     Lord Abbett                     Lord Abbett
                                             Series Fund                     Series Fund                     Series Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              All Value                    Bond-Debenture                 Growth and Income
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005          2004 (y)          2005          2004 (y)          2005          2004 (y)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (61,419) $        2,069  $      686,884  $      112,441  $       15,497  $       18,197
Net realized gains (losses)                 46,278             498         169,353          27,740       1,371,026          29,366
Change in unrealized gains (losses)        475,367          51,913        (762,076)       (105,576)       (630,830)         92,244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          460,226          54,480          94,161          34,605         755,693         139,807
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,386,470       1,468,950      11,656,507       2,138,956      14,914,611       2,934,184
Benefit payments                                 -               -        (193,761)              -        (275,316)              -
Payments on termination                   (105,621)         (2,031)       (373,043)         (1,746)       (354,145)         (3,799)
Contract maintenance charge                 (7,064)           (460)         (6,106)           (209)        (10,862)           (170)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,278,103         328,965       4,123,857         453,411       4,475,994         879,640
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,551,888       1,795,424      15,207,454       2,590,412      18,750,282       3,809,855
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        7,012,114       1,849,904      15,301,615       2,625,017      19,505,975       3,949,662

NET ASSETS AT BEGINNING OF PERIOD        1,849,904               -       2,625,017               -       3,949,662               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    8,862,018  $    1,849,904  $   17,926,632  $    2,625,017  $   23,455,637  $    3,949,662
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 169,642               -         253,337               -         362,453               -
      Units issued                         662,535         173,303       1,702,469         262,657       2,043,586         374,849
      Units redeemed                       (59,687)         (3,661)       (220,904)         (9,320)       (288,667)        (12,396)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 772,490         169,642       1,734,902         253,337       2,117,372         362,453
                                    ==============  ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                             Lord Abbett                     Lord Abbett             LSA Variable
                                             Series Fund                     Series Fund             Series Trust
                                             Sub-Account                     Sub-Account             Sub-Account
                                    ------------------------------  ------------------------------  --------------

                                               Growth                                               LSA Aggressive
                                            Opportunities                   Mid-Cap Value               Growth
                                    ------------------------------  ------------------------------  --------------

                                         2005           2004 (y)         2005           2004 (y)       2004 (aa)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (44,430) $         (979) $     (136,415) $        3,131  $      (73,039)
Net realized gains (losses)                 77,687             895       2,138,640          61,612       1,857,023
Change in unrealized gains (losses)        158,946          37,269        (284,874)        209,581      (1,452,977)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          192,203          37,185       1,717,351         274,324         331,007
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,809,810         607,160      23,013,093       2,701,144         936,590
Benefit payments                                 -               -        (395,160)              -         (44,925)
Payments on termination                   (110,008)         (2,331)       (465,630)         (5,363)       (270,953)
Contract maintenance charge                 (4,822)            (60)        (18,181)           (525)         (6,293)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,628,275         110,611       8,073,620       1,604,178     (12,147,973)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             4,323,255         715,380      30,207,742       4,299,434     (11,533,554)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -      (2,313,508)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,515,458         752,565      31,925,093       4,573,758     (13,516,055)

NET ASSETS AT BEGINNING OF PERIOD          752,565               -       4,573,758               -      13,516,055
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,268,023  $      752,565  $   36,498,851  $    4,573,758  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  67,518               -         410,989               -         996,090
      Units issued                         455,078          70,385       3,119,678         428,585         197,238
      Units redeemed                       (63,350)         (2,867)       (451,744)        (17,596)     (1,193,328)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 459,246          67,518       3,078,923         410,989               -
                                    ==============  ==============  ==============  ==============  ==============

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable    LSA Variable
                                     Series Trust    Series Trust    Series Trust    Series Trust    Series Trust    Series Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                                       LSA Basic                      LSA Capital     LSA Capital   LSA Diversified
                                     LSA Balanced       Value       LSA Blue Chip    Appreciation       Growth         Mid Cap
                                    --------------  --------------  --------------  --------------  --------------  ---------------

                                       2004 (ab)       2004 (s)        2004 (ac)       2004 (z)        2004 (ad)       2004 (ae)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        7,191  $          (42) $          (82) $          (85) $         (838) $           244
Net realized gains (losses)                243,932          71,460        (294,689)       (164,656)       (663,980)         275,744
Change in unrealized gains (losses)       (146,680)        (16,076)        276,919         254,946         759,222         (227,220)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from operations                          104,443          55,342         (17,852)         90,205          94,404           48,768
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       120             168             212              16           1,045               96
Benefit payments                                 -               -               -               -               -                -
Payments on termination                       (140)           (173)           (227)            (90)           (985)            (127)
Contract maintenance charge                     (7)             (6)            (21)            (15)            (21)              (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,853)         (8,242)        (15,916)        (16,632)       (174,701)         (10,979)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in net assets
  from contract transactions                (8,880)         (8,253)        (15,952)        (16,721)       (174,662)         (11,018)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (6,180,524)     (2,570,546)     (2,205,411)     (2,835,000)     (4,523,939)      (3,280,957)
                                    --------------  --------------  --------------  --------------  --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS       (6,084,961)     (2,523,457)     (2,239,215)     (2,761,516)     (4,604,197)      (3,243,207)

NET ASSETS AT BEGINNING OF PERIOD        6,084,961       2,523,457       2,239,215       2,761,516       4,604,197        3,243,207
                                    --------------  --------------  --------------  --------------  --------------  ---------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $            -  $             -
                                    ==============  ==============  ==============  ==============  ==============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     841             700           1,620           1,444          21,578              893
      Units issued                              11              14              21               1             127                8
      Units redeemed                          (852)           (714)         (1,641)         (1,445)        (21,705)            (901)
                                    --------------  --------------  --------------  --------------  --------------  ---------------
  Units outstanding at end of
    period                                       -               -               -               -               -                -
                                    ==============  ==============  ==============  ==============  ==============  ===============

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                     LSA Variable    LSA Variable    LSA Variable    LSA Variable            Insurance
                                     Series Trust    Series Trust    Series Trust    Series Trust              Trust
                                     Sub-Account     Sub-Account      Sub-Account    Sub-Account            Sub-Account
                                    --------------  --------------  --------------  --------------  ------------------------------

                                     LSA Emerging     LSA Equity    LSA Mid Cap       LSA Value             MFS Emerging
                                     Growth Equity      Growth         Value            Equity                 Growth
                                    --------------  --------------  --------------  --------------  ------------------------------

                                       2004 (af)       2004 (ag)       2004 (ah)       2004 (ai)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (44) $      (26,951) $      (71,690) $       11,449  $      (36,696) $      (41,529)
Net realized gains (losses)             (1,646,886)       (999,311)      1,929,924         325,340        (308,208)       (541,936)
Change in unrealized gains (losses)      1,906,402       1,032,468      (1,879,532)       (274,609)        527,383         887,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          259,472           6,206         (21,298)         62,180         182,479         303,679
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        20       1,701,501       2,894,853              28          16,767           4,168
Benefit payments                                 -         (22,732)        (29,352)              -         (41,226)        (62,217)
Payments on termination                          -         (13,843)        (58,443)              -        (313,680)       (423,878)
Contract maintenance charge                     (5)         (2,658)         (8,474)             (3)         (1,690)         (2,052)
Transfers among the sub-accounts
  and with the Fixed Account - net          (8,836)     (5,293,595)    (14,009,871)         (7,108)       (127,574)       (127,185)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (8,821)     (3,631,327)    (11,211,287)         (7,083)       (467,403)       (611,164)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I           (4,545,365)     (3,925,601)     (3,501,012)     (6,053,335)              -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,294,714)     (7,550,722)    (14,733,597)     (5,998,238)       (284,924)       (307,485)

NET ASSETS AT BEGINNING OF PERIOD        4,294,714       7,550,722      14,733,597       5,998,238       2,925,935       3,233,420
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $            -  $    2,641,011  $    2,925,935
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     768         305,190         744,204             649         386,537         483,642
      Units issued                               2         193,147         293,440               3          20,784          24,033
      Units redeemed                          (770)       (498,337)     (1,037,644)           (652)        (88,737)       (121,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -               -               -               -         318,584         386,537
                                    ==============  ==============  ==============  ==============  ==============  ==============

(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              MFS High                      MFS Investors                      MFS New
                                               Income                           Trust                         Discovery
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       50,634  $       29,258  $      (29,146) $      (25,456) $      (47,298) $      (50,634)
Net realized gains (losses)                  5,084           8,339          20,555         (36,305)         30,341         (29,252)
Change in unrealized gains (losses)        (48,008)         33,651         225,249         412,446         133,247         261,788
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            7,710          71,248         216,658         350,685         116,290         181,902
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     5,515          13,210          61,425          44,423          55,421         103,240
Benefit payments                                 -               -         (79,306)        (28,471)         (5,384)         (6,985)
Payments on termination                   (111,917)       (120,568)       (291,486)       (290,586)       (491,344)       (267,227)
Contract maintenance charge                   (456)           (491)         (2,295)         (2,371)         (3,112)         (3,415)
Transfers among the sub-accounts
  and with the Fixed Account - net          12,817         212,837          (9,601)        409,850        (124,294)        113,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (94,041)        104,988        (321,263)        132,845        (568,713)        (60,750)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (86,331)        176,236        (104,605)        483,530        (452,423)        121,152

NET ASSETS AT BEGINNING OF PERIOD          959,039         782,803       3,878,408       3,394,878       4,000,527       3,879,375
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      872,708  $      959,039  $    3,773,803  $    3,878,408  $    3,548,104  $    4,000,527
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  80,455          70,640         435,723         419,095         305,679         311,456
      Units issued                           2,090          27,665          33,269          83,777          23,312          51,192
      Units redeemed                        (9,869)        (17,850)        (67,763)        (67,149)        (67,941)        (56,969)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  72,676          80,455         401,229         435,723         261,050         305,679
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                            MFS Research
                                            MFS Research                      Bond (j)                      MFS Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (17,898) $       (7,774) $      125,490  $      146,261  $       (1,112) $          (18)
Net realized gains (losses)                (72,326)       (162,816)         30,812           1,542           9,202           5,641
Change in unrealized gains (losses)        197,021         430,270        (152,393)         (4,363)          9,471          16,839
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          106,797         259,680           3,909         143,440          17,561          22,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     3,285           3,420          25,858          74,205               -               -
Benefit payments                           (58,476)         (3,255)         (1,195)        (19,087)              -               -
Payments on termination                   (191,697)       (258,735)       (378,189)       (285,132)        (38,480)        (26,352)
Contract maintenance charge                   (650)           (747)         (1,764)         (1,838)            (73)            (39)
Transfers among the sub-accounts
  and with the Fixed Account - net         (87,526)       (150,884)        (89,592)        732,778          98,310          25,969
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (335,064)       (410,201)       (444,882)        500,926          59,757            (422)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (228,267)       (150,521)       (440,973)        644,366          77,318          22,040

NET ASSETS AT BEGINNING OF PERIOD        1,983,488       2,134,009       3,437,670       2,793,304          96,108          74,068
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,755,221  $    1,983,488  $    2,996,697  $    3,437,670  $      173,426  $       96,108
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 248,513         306,043         245,970         209,152           8,048           7,960
      Units issued                          15,043           5,913           7,747          77,877           7,633           3,502
      Units redeemed                       (58,327)        (63,443)        (39,745)        (41,059)         (3,042)         (3,414)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 205,229         248,513         213,972         245,970          12,639           8,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

(j) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                           (Service Class)                 (Service Class)                 (Service Class)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Emerging                    MFS Investors                      MFS New
                                               Growth                           Trust                         Discovery
                                           (Service Class)                 (Service Class)                 (Service Class)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (9,972) $      (10,486) $       (9,166) $       (8,308) $      (16,064) $      (15,948)
Net realized gains (losses)                  8,148            (371)         13,143           2,907          18,333           4,324
Change in unrealized gains (losses)         41,934          80,847          34,073          73,749          38,170          51,764
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           40,110          69,990          38,050          68,348          40,439          40,140
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -             400             583             540           2,000
Benefit payments                            (5,418)              -         (12,888)         (8,443)        (43,080)        (20,864)
Payments on termination                    (41,536)        (24,658)        (78,544)        (25,797)        (45,924)        (23,940)
Contract maintenance charge                   (201)           (225)           (293)           (310)           (178)           (195)
Transfers among the sub-accounts
  and with the Fixed Account - net         (63,310)        (10,228)         (3,396)         (9,215)         47,452          47,699
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (110,465)        (35,111)        (94,721)        (43,182)        (41,190)          4,700
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (70,355)         34,879         (56,671)         25,166            (751)         44,840

NET ASSETS AT BEGINNING OF PERIOD          704,344         669,465         789,898         764,732       1,075,570       1,030,730
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      633,989  $      704,344  $      733,227  $      789,898  $    1,074,819  $    1,075,570
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  92,787          97,962          86,931          92,122         120,374         120,656
      Units issued                           3,538           1,985           1,722           5,165          22,868          13,528
      Units redeemed                       (18,553)         (7,160)        (11,709)        (10,356)        (26,743)        (13,810)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  77,772          92,787          76,944          86,931         116,499         120,374
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable                    MFS Variable                   Morgan Stanley
                                              Insurance                       Insurance                       Variable
                                                Trust                           Trust                        Investment
                                           (Service Class)                 (Service Class)                     Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            MFS Research                    MFS Utilities                    Aggressive
                                           (Service Class)                 (Service Class)                     Equity
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (5,194) $       (2,379) $      (10,714) $       (1,337) $     (490,080) $     (544,020)
Net realized gains (losses)                  3,937             647          40,869           6,653        (769,764)     (3,582,932)
Change in unrealized gains (losses)         26,235          54,798         145,489         136,320       7,531,956       7,785,733
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           24,978          53,066         175,644         141,636       6,272,112       3,658,781
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -           1,200           1,200          35,534         179,605
Benefit payments                                 -         (17,509)              -            (608)       (590,814)       (498,650)
Payments on termination                     (9,196)         (5,130)        (83,651)        (59,292)     (5,656,014)     (4,911,752)
Contract maintenance charge                   (137)           (143)           (147)           (148)        (23,498)        (28,232)
Transfers among the sub-accounts
  and with the Fixed Account - net          (6,367)          2,859         624,176         (61,233)     (1,082,719)     (2,524,119)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (15,700)        (19,923)        541,578        (120,081)     (7,317,511)     (7,783,148)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            9,278          33,143         717,222          21,555      (1,045,399)     (4,124,367)

NET ASSETS AT BEGINNING OF PERIOD          429,854         396,711         635,190         613,635      36,091,030      40,215,397
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      439,132  $      429,854  $    1,352,412  $      635,190  $   35,045,631  $   36,091,030
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  48,891          51,381          63,232          78,302       3,564,023       4,390,602
      Units issued                              20           2,103          52,531           7,891         952,439       1,702,831
      Units redeemed                        (1,788)         (4,593)        (13,727)        (22,961)     (1,629,043)     (2,529,410)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  47,123          48,891         102,036          63,232       2,887,419       3,564,023
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Dividend                                                        European
                                               Growth                          Equity                          Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (709,905) $    1,297,695  $   (6,455,360) $   (5,334,026) $     (287,685) $     (410,311)
Net realized gains (losses)             34,431,116      40,011,858     (43,594,305)    (63,705,693)      5,996,178       1,012,435
Change in unrealized gains (losses)    (12,212,508)      5,150,796     117,220,455     114,946,341       3,446,825      16,006,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       21,508,703      46,460,349      67,170,790      45,906,622       9,155,318      16,608,684
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   641,574         815,543         311,654         557,760          93,186         254,407
Benefit payments                       (20,492,849)    (20,582,562)    (13,614,301)    (14,350,875)     (3,529,703)     (3,856,115)
Payments on termination               (125,630,487)   (127,247,816)    (81,372,706)    (79,052,629)    (31,311,170)    (26,650,822)
Contract maintenance charge               (342,911)       (438,664)       (264,224)       (328,937)        (80,131)        (97,914)
Transfers among the sub-accounts
  and with the Fixed Account - net     (26,711,086)    (23,060,218)    (23,717,032)    (29,967,877)     (7,063,195)     (5,939,908)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions          (172,535,759)   (170,513,717)   (118,656,609)   (123,142,558)    (41,891,013)    (36,290,352)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS     (151,027,056)   (124,053,368)    (51,485,819)    (77,235,936)    (32,735,695)    (19,681,668)

NET ASSETS AT BEGINNING OF PERIOD      696,585,712     820,639,080     511,428,457     588,664,393     167,620,425     187,302,093
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  545,558,656  $  696,585,712  $  459,942,638  $  511,428,457  $  134,884,730  $  167,620,425
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              22,317,303      27,374,518      14,403,240      17,326,340       5,979,048       7,200,152
      Units issued                       3,443,100       2,821,981       3,557,677       1,785,875       1,192,060       1,100,782
      Units redeemed                    (7,336,502)     (7,879,196)     (4,729,439)     (4,708,975)     (2,098,752)     (2,321,886)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              18,423,901      22,317,303      13,231,478      14,403,240       5,072,356       5,979,048
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Global                          Global
                                              Advantage                    Dividend Growth                   High Yield
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (227,628) $     (234,051) $      420,227  $      141,803  $    2,266,856  $    3,078,597
Net realized gains (losses)               (492,157)       (796,935)      8,259,545       4,239,364      (9,067,585)    (10,720,915)
Change in unrealized gains (losses)      1,559,470       3,240,564        (618,807)     20,282,818       7,034,299      11,517,026
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          839,685       2,209,578       8,060,965      24,663,985         233,570       3,874,708
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    24,966          53,224         199,391         574,141          28,852         119,045
Benefit payments                          (465,953)       (799,302)     (5,601,934)     (4,843,419)     (1,693,220)     (1,386,895)
Payments on termination                 (3,731,902)     (2,807,637)    (33,323,016)    (34,298,132)     (6,618,705)     (8,100,895)
Contract maintenance charge                (12,305)        (15,543)        (95,096)       (111,916)        (26,043)        (33,699)
Transfers among the sub-accounts
  and with the Fixed Account - net        (947,581)       (801,322)       (753,176)      6,458,063      (5,207,627)     (1,806,436)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,132,775)     (4,370,580)    (39,573,831)    (32,221,263)    (13,516,743)    (11,208,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (4,293,090)     (2,161,002)    (31,512,866)     (7,557,278)    (13,283,173)     (7,334,172)

NET ASSETS AT BEGINNING OF PERIOD       22,062,533      24,223,535     201,476,062     209,033,340      46,919,424      54,253,596
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   17,769,443  $   22,062,533  $  169,963,196  $  201,476,062  $   33,636,251  $   46,919,424
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,663,791       3,229,894      10,007,898      11,607,778       3,955,631       4,896,276
      Units issued                         299,188         751,812       1,562,526       1,950,626       1,543,771       2,427,729
      Units redeemed                      (914,868)     (1,317,915)     (3,167,075)     (3,550,506)     (2,513,547)     (3,368,374)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,048,111       2,663,791       8,403,349      10,007,898       2,985,855       3,955,631
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           Income Builder                    Information                  Limited Duration
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      499,691  $    1,045,980  $      (48,667) $      (66,561) $    1,110,105  $    1,493,476
Net realized gains (losses)              1,300,152         358,631          66,883          31,255        (733,148)       (618,952)
Change in unrealized gains (losses)        343,851       2,711,395        (113,489)        (41,068)       (202,310)       (889,781)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,143,694       4,116,006         (95,273)        (76,374)        174,647         (15,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    53,550         178,214           3,571          28,198          34,039         366,042
Benefit payments                        (1,309,571)     (1,504,856)        (93,670)        (53,844)     (1,114,883)     (1,012,387)
Payments on termination                 (9,891,921)     (7,460,026)       (637,969)     (1,122,229)    (10,378,784)    (10,387,784)
Contract maintenance charge                (20,358)        (24,977)         (1,779)         (2,440)        (20,513)        (26,308)
Transfers among the sub-accounts
  and with the Fixed Account - net        (292,436)      1,857,288        (333,130)        480,418       1,757,924        (287,874)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (11,460,736)     (6,954,357)     (1,062,977)       (669,897)     (9,722,217)    (11,348,311)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (9,317,042)     (2,838,351)     (1,158,250)       (746,271)     (9,547,570)    (11,363,568)

NET ASSETS AT BEGINNING OF PERIOD       46,417,818      49,256,169       4,090,637       4,836,908      50,056,065      61,419,633
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   37,100,776  $   46,417,818  $    2,932,387  $    4,090,637  $   40,508,495  $   50,056,065
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,118,398       3,589,903         859,104       1,036,314       4,394,767       5,392,398
      Units issued                         557,091         906,507         445,644       1,588,489       1,273,588       3,347,922
      Units redeemed                    (1,276,485)     (1,378,012)       (685,391)     (1,765,699)     (2,123,546)     (4,345,553)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,399,004       3,118,398         619,357         859,104       3,544,809       4,394,767
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley           Morgan Stanley        Morgan Stanley
                                              Variable                 Variable              Variable
                                             Investment               Investment            Investment
                                               Series                   Series                Series
                                             Sub-Account               Sub-Account           Sub-Account
                                    ------------------------------  --------------  ------------------------------

                                            Money Market            Pacific Growth      Quality Income Plus
                                    ------------------------------  --------------  ------------------------------

                                         2005            2004          2004 (aj)         2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,957,546  $   (1,094,269) $      (97,593) $    9,193,404  $   12,530,400
Net realized gains (losses)                      -               -          17,270         478,618       1,616,252
Change in unrealized gains (losses)              -               -       2,037,535      (4,906,056)     (3,462,291)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,957,546      (1,094,269)      1,957,212       4,765,966      10,684,361
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,589,562       1,835,159          31,528         197,983         329,815
Benefit payments                       (18,283,518)    (20,797,440)       (300,483)     (9,658,620)     (9,850,276)
Payments on termination                (54,687,814)    (60,059,959)     (1,142,936)    (46,361,159)    (51,994,252)
Contract maintenance charge                (75,983)       (102,636)         (4,903)       (106,447)       (137,526)
Transfers among the sub-accounts
  and with the Fixed Account - net      31,746,975       9,788,657     (23,519,793)     (5,792,565)    (13,304,410)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (34,710,778)    (69,336,219)    (24,936,587)    (61,720,808)    (74,956,649)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (32,753,232)    (70,430,488)    (22,979,375)    (56,954,842)    (64,272,288)

NET ASSETS AT BEGINNING OF PERIOD      166,791,898     237,222,386      22,979,375     276,599,874     340,872,162
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  134,038,666  $  166,791,898  $            -  $  219,645,032  $  276,599,874
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,900,148      16,876,156       5,498,369      12,316,437      15,564,429
      Units issued                      25,142,676      53,578,934       1,899,597       2,562,798       4,784,280
      Units redeemed                   (27,548,871)    (58,554,942)     (7,397,966)     (4,950,333)     (8,032,272)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,493,953      11,900,148               -       9,928,902      12,316,437
                                    ==============  ==============  ==============  ==============  ==============

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            S&P 500 Index                    Strategist                       Utilities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      215,878  $     (622,346) $    1,593,742  $    1,846,838  $    1,381,272  $    1,850,597
Net realized gains (losses)              2,843,899       1,427,427      32,318,060       5,261,537         919,750      (7,501,859)
Change in unrealized gains (losses)       (285,738)      9,374,820     (15,504,326)     20,604,030      16,799,073      32,271,179
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,774,039      10,179,901      18,407,476      27,712,405      19,100,095      26,619,917
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    75,793         496,933         216,596         414,884         138,862         243,553
Benefit payments                        (2,884,173)     (3,130,278)    (10,616,198)    (10,709,573)     (5,510,788)     (6,111,415)
Payments on termination                (19,117,194)    (16,564,239)    (55,851,023)    (56,398,322)    (25,606,311)    (22,114,119)
Contract maintenance charge                (58,943)        (70,532)       (134,587)       (165,468)        (78,702)        (90,156)
Transfers among the sub-accounts
  and with the Fixed Account - net      (7,044,487)      4,169,789      (6,048,431)     (2,067,067)     (2,038,940)     (5,716,816)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (29,029,004)    (15,098,327)    (72,433,643)    (68,925,546)    (33,095,879)    (33,788,953)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS      (26,254,965)     (4,918,426)    (54,026,167)    (41,213,141)    (13,995,784)     (7,169,036)

NET ASSETS AT BEGINNING OF PERIOD      122,995,932     127,914,358     325,335,650     366,548,791     157,839,934     165,008,970
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   96,740,967  $  122,995,932  $  271,309,483  $  325,335,650  $  143,844,150  $  157,839,934
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,739,674      13,278,808      12,349,042      14,583,843       7,513,044       9,199,211
      Units issued                       2,036,019       6,511,659       1,806,588       1,518,751       1,461,255         819,609
      Units redeemed                    (4,713,118)     (8,050,793)     (3,815,227)     (3,753,552)     (2,361,945)     (2,505,776)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,062,575      11,739,674      10,340,403      12,349,042       6,612,354       7,513,044
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          Aggressive Equity                Dividend Growth                     Equity
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (443,968) $     (424,299) $     (850,513) $     (335,280) $   (1,901,409) $   (1,528,326)
Net realized gains (losses)                583,389         (29,329)      2,112,658         874,630         465,205      (2,600,360)
Change in unrealized gains (losses)      4,746,447       2,975,795       3,547,216       7,375,815      18,069,371      13,496,948
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        4,885,868       2,522,167       4,809,361       7,915,165      16,633,167       9,368,262
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   435,579       1,160,783       3,988,138      15,750,635       6,119,363      15,009,485
Benefit payments                          (305,613)       (335,815)     (2,137,182)     (1,254,645)     (1,279,306)     (1,620,644)
Payments on termination                 (2,269,344)     (1,346,796)     (8,694,149)     (7,135,042)     (8,059,966)     (5,397,095)
Contract maintenance charge                (27,454)        (25,708)       (158,303)       (116,380)       (171,032)       (107,229)
Transfers among the sub-accounts
  and with the Fixed Account - net        (284,612)       (934,917)      5,124,123       3,305,478      (6,075,322)     (3,797,882)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (2,451,444)     (1,482,453)     (1,877,373)     10,550,046      (9,466,263)      4,086,635
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,434,424       1,039,714       2,931,988      18,465,211       7,166,904      13,454,897

NET ASSETS AT BEGINNING OF PERIOD       26,130,880      25,091,166     132,692,555     114,227,344     112,119,813      98,664,916
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   28,565,304  $   26,130,880  $  135,624,543  $  132,692,555  $  119,286,717  $  112,119,813
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,342,064       3,668,830      11,890,791      11,170,487      13,667,459      14,124,818
      Units issued                         533,924         582,852       2,941,753       2,965,031       1,942,816       2,739,807
      Units redeemed                      (877,346)       (909,618)     (3,136,059)     (2,244,727)     (3,415,509)     (3,197,166)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     2,998,642       3,342,064      11,696,485      11,890,791      12,194,766      13,667,459
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                           European Growth                Global Advantage             Global Dividend Growth
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (291,868) $     (271,800) $     (176,188) $     (148,345) $     (184,103) $     (204,157)
Net realized gains (losses)                809,193          75,802          87,244         (90,863)      1,776,327         747,189
Change in unrealized gains (losses)      1,819,427       4,083,665         540,600       1,226,197       1,391,678       6,535,485
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,336,752       3,887,667         451,656         986,989       2,983,902       7,078,517
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   355,555       2,491,390          83,527         799,455       3,653,244       5,375,830
Benefit payments                          (428,561)       (320,742)        (70,141)       (119,073)       (759,572)       (361,198)
Payments on termination                 (2,988,470)     (5,060,598)       (473,902)       (458,490)     (3,587,050)     (2,792,159)
Contract maintenance charge                (51,960)        (46,724)        (13,893)        (13,580)        (92,756)        (78,158)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,161,599)      4,569,482        (458,883)        479,583       1,262,122       9,968,118
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (5,275,035)      1,632,808        (933,292)        687,895         475,988      12,112,433
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,938,283)      5,520,475        (481,636)      1,674,884       3,459,890      19,190,950

NET ASSETS AT BEGINNING OF PERIOD       41,305,428      35,784,953      10,869,074       9,194,190      65,870,779      46,679,829
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,367,145  $   41,305,428  $   10,387,438  $   10,869,074  $   69,330,669  $   65,870,779
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,429,086       4,423,874       1,301,803       1,276,113       5,319,315       4,329,558
      Units issued                         382,467       5,449,346          95,698         282,411       1,374,498       1,852,140
      Units redeemed                      (973,697)     (5,444,134)       (207,615)       (256,721)     (1,376,799)       (862,383)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,837,856       4,429,086       1,189,886       1,301,803       5,317,014       5,319,315
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             High Yield                    Income Builder                    Information
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,859,149  $    2,038,164  $      322,050  $      788,538  $     (178,411) $     (222,832)
Net realized gains (losses)               (300,897)       (220,675)      1,099,286         649,380         108,299         (39,161)
Change in unrealized gains (losses)     (1,545,020)        789,760         691,390       2,254,918        (293,214)        336,459
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           13,232       2,607,249       2,112,726       3,692,836        (363,326)         74,466
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   907,403       6,204,201       1,380,540       4,342,449          26,398         498,321
Benefit payments                          (374,490)       (375,208)       (580,716)       (481,781)        (70,207)       (162,693)
Payments on termination                 (1,882,052)     (4,100,409)     (5,391,908)     (5,198,588)     (1,247,121)       (785,344)
Contract maintenance charge                (70,160)        (46,143)        (31,106)        (29,489)        (15,864)        (19,829)
Transfers among the sub-accounts
  and with the Fixed Account - net      (2,571,205)       (829,447)       (171,196)      3,490,149      (2,056,972)        130,121
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (3,990,504)        852,994      (4,794,386)      2,122,740      (3,363,766)       (339,424)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (3,977,272)      3,460,243      (2,681,660)      5,815,576      (3,727,092)       (264,958)

NET ASSETS AT BEGINNING OF PERIOD       37,266,741      33,806,498      46,473,158      40,657,582      12,763,255      13,028,213
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   33,289,469  $   37,266,741  $   43,791,498  $   46,473,158  $    9,036,163  $   12,763,255
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               4,910,422       5,304,925       3,880,951       3,718,215       2,100,505       2,271,228
      Units issued                         594,151       1,290,296         604,663       1,056,357         105,276         394,672
      Units redeemed                    (1,226,861)     (1,684,799)     (1,000,410)       (893,621)       (695,202)       (565,395)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               4,277,712       4,910,422       3,485,204       3,880,951       1,510,579       2,100,505
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley            Morgan Stanley
                                              Variable                        Variable                  Variable
                                             Investment                      Investment                Investment
                                               Series                          Series                    Series
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                             Sub-Account                     Sub-Account               Sub-Account
                                    ------------------------------  ------------------------------  ----------------

                                          Limited Duration                  Money Market             Pacific Growth
                                          (Class Y Shares)                (Class Y Shares)          (Class Y Shares)
                                    ------------------------------  ------------------------------  ----------------

                                          2005           2004            2005            2004           2004 (aj)
                                    --------------  --------------  --------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,347,726  $    2,652,846  $      738,679  $     (878,038) $        (42,488)
Net realized gains (losses)               (955,568)       (778,759)              -               -         1,100,965
Change in unrealized gains (losses)     (1,679,973)     (2,585,443)              -               -          (407,868)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from operations                         (287,815)       (711,356)        738,679        (878,038)          650,609
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 9,313,421      13,486,144      23,887,561      29,442,137           284,985
Benefit payments                        (1,545,724)     (1,977,990)     (4,759,838)     (5,008,816)           (6,208)
Payments on termination                 (8,840,523)     (8,369,830)    (11,069,478)    (14,735,933)         (127,696)
Contract maintenance charge               (178,551)       (146,855)       (180,571)        (74,784)             (557)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,595,365      (2,689,729)       (412,185)    (13,756,828)       (8,165,425)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in net assets
  from contract transactions               343,988         301,740       7,465,489      (4,134,224)       (8,014,901)
                                    --------------  --------------  --------------  --------------  ----------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -                 -
                                    --------------  --------------  --------------  --------------  ----------------

INCREASE (DECREASE) IN NET ASSETS           56,173        (409,616)      8,204,168      (5,012,262)       (7,364,292)

NET ASSETS AT BEGINNING OF PERIOD      120,213,202     120,622,818      85,984,232      90,996,494         7,364,292
                                    --------------  --------------  --------------  --------------  ----------------

NET ASSETS AT END OF PERIOD         $  120,269,375  $  120,213,202  $   94,188,400  $   85,984,232  $              -
                                    ==============  ==============  ==============  ==============  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              11,437,097      11,258,898       8,638,854       8,983,559         1,166,251
      Units issued                       4,044,895       4,361,439      15,111,122      22,897,268         9,717,542
      Units redeemed                    (3,928,752)     (4,183,240)    (14,330,227)    (23,241,973)      (10,883,793)
                                    --------------  --------------  --------------  --------------  ----------------
  Units outstanding at end of
    period                              11,553,240      11,437,097       9,419,749       8,638,854                 -
                                    ==============  ==============  ==============  ==============  ================

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                              Variable                        Variable                        Variable
                                             Investment                      Investment                      Investment
                                               Series                          Series                          Series
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                         Quality Income Plus                S&P 500 Index                    Strategist
                                          (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    5,726,791  $    5,456,138  $     (431,406) $   (1,264,117) $       21,929  $       47,919
Net realized gains (losses)               (394,363)        316,302       2,369,755       1,188,219       9,498,750         807,122
Change in unrealized gains (losses)     (3,053,124)       (845,745)      1,962,399      11,475,505      (3,827,344)      6,414,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,279,304       4,926,695       3,900,748      11,399,607       5,693,335       7,269,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                34,683,937      29,150,543      14,267,724      13,816,999       4,315,203       4,646,295
Benefit payments                        (2,736,486)     (3,593,556)     (2,279,971)     (1,422,595)     (1,655,978)     (1,617,929)
Payments on termination                (10,752,857)     (9,633,994)     (9,306,355)     (8,008,237)     (6,540,381)     (5,163,931)
Contract maintenance charge               (229,539)       (110,476)       (230,043)       (199,043)        (88,574)        (79,259)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,961,741)     12,935,420      (1,275,062)      9,282,851      (2,858,313)      3,644,661
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            19,003,314      28,747,937       1,176,293      13,469,975      (6,828,043)      1,429,837
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       21,282,618      33,674,632       5,077,041      24,869,582      (1,134,708)      8,699,262

NET ASSETS AT BEGINNING OF PERIOD      170,080,756     136,406,124     151,930,221     127,060,639      95,971,639      87,272,377
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  191,363,374  $  170,080,756  $  157,007,262  $  151,930,221  $   94,836,931  $   95,971,639
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                              14,098,741      11,263,773      16,146,107      15,306,676       8,876,242       8,862,758
      Units issued                       8,489,870       5,936,165       4,226,165       3,620,051       1,360,956       1,511,448
      Units redeemed                    (6,394,696)     (3,101,197)     (4,720,938)     (2,780,620)     (2,061,572)     (1,497,964)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              16,193,915      14,098,741      15,651,334      16,146,107       8,175,626       8,876,242
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley
                                              Variable
                                             Investment                  Neuberger & Berman              Neuberger & Berman
                                               Series                         Advisors                        Advisors
                                          (Class Y Shares)                Management Trust                Management Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Utilities                                                      AMT Mid-Cap
                                          (Class Y Shares)                  AMT Guardian                       Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      125,059  $      188,007  $          (11) $         (119) $         (437) $         (385)
Net realized gains (losses)                197,931        (970,819)            267             (46)           (177)           (211)
Change in unrealized gains (losses)      3,468,439       5,310,796            (671)          1,408           4,008           4,188
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,791,429       4,527,984            (415)          1,243           3,394           3,592
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 1,228,150       1,137,769               -               -               -               -
Benefit payments                          (782,132)       (573,283)              -               -               -               -
Payments on termination                 (1,869,621)     (1,551,897)         (9,416)           (400)              -               -
Contract maintenance charge                (26,273)        (20,907)              -               -             (27)            (28)
Transfers among the sub-accounts
  and with the Fixed Account - net         363,179         528,109               -           2,028               2               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,086,697)       (480,209)         (9,416)          1,628             (25)            (28)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        2,704,732       4,047,775          (9,831)          2,871           3,369           3,564

NET ASSETS AT BEGINNING OF PERIOD       29,342,690      25,294,915           9,831           6,960          28,268          24,704
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   32,047,422  $   29,342,690  $            -  $        9,831  $       31,637  $       28,268
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,568,622       3,737,871             779             629           2,261           2,264
      Units issued                         805,841         481,533               -             150               -               -
      Units redeemed                      (999,687)       (650,782)           (779)              -              (2)             (3)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               3,374,776       3,568,622               -             779           2,259           2,261
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Neuberger & Berman                  Oppenheimer                     Oppenheimer
                                              Advisors                        Variable                        Variable
                                          Management Trust                  Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                            AMT Partners                  Aggressive Growth                   Balanced
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (912) $       (1,970) $      (41,679) $      (40,626) $       44,214  $      (44,842)
Net realized gains (losses)                    443            (442)       (119,357)       (144,745)        625,293          65,672
Change in unrealized gains (losses)         22,832          22,851         455,419         655,290        (401,284)        938,632
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           22,363          20,439         294,383         469,919         268,223         959,462
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         -               -          16,434           5,889           8,270         123,178
Benefit payments                                 -               -         (76,837)         (6,465)       (154,022)       (132,849)
Payments on termination                     (2,067)           (135)       (229,720)       (274,684)     (1,944,274)     (1,578,229)
Contract maintenance charge                    (46)            (43)         (1,210)         (1,315)         (3,015)         (3,136)
Transfers among the sub-accounts
  and with the Fixed Account - net            (950)         (1,033)        (35,237)         21,551         237,887         491,852
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (3,063)         (1,211)       (326,570)       (255,024)     (1,855,154)     (1,099,184)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           19,300          19,228         (32,187)        214,895      (1,586,931)       (139,722)

NET ASSETS AT BEGINNING OF PERIOD          139,906         120,678       2,955,618       2,740,723      12,084,259      12,223,981
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      159,206  $      139,906  $    2,923,431  $    2,955,618  $   10,497,328  $   12,084,259
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  11,661          11,778         396,966         431,201         947,560       1,032,197
      Units issued                               -               -          24,975          20,200          92,687         107,624
      Units redeemed                          (241)           (117)        (71,394)        (54,435)       (232,379)       (192,261)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  11,420          11,661         350,547         396,966         807,868         947,560
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                        Capital Appreciation                Core Bond (k)                 Global Securities
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (60,029) $     (153,929) $      201,416  $      168,019  $      (32,964) $       (6,799)
Net realized gains (losses)                (60,779)       (178,954)          5,794           9,962         263,411          39,789
Change in unrealized gains (losses)        599,247       1,089,531        (146,573)         27,980       1,138,918       1,699,191
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          478,439         756,648          60,637         205,961       1,369,365       1,732,181
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   146,357         275,123          83,774         141,472         220,148         235,844
Benefit payments                          (206,922)       (143,845)         (4,285)        (13,715)        (39,722)        (91,631)
Payments on termination                 (1,309,362)     (1,206,769)       (668,774)       (446,813)     (1,164,262)     (1,148,409)
Contract maintenance charge                 (9,380)        (10,198)         (2,524)         (2,865)         (6,900)         (6,916)
Transfers among the sub-accounts
  and with the Fixed Account - net        (348,795)        873,353         (88,325)        475,225         222,144         222,369
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (1,728,102)       (212,336)       (680,134)        153,304        (768,592)       (788,743)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,249,663)        544,312        (619,497)        359,265         600,773         943,438

NET ASSETS AT BEGINNING OF PERIOD       14,953,362      14,409,050       5,253,410       4,894,145      11,428,499      10,485,061
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   13,703,699  $   14,953,362  $    4,633,913  $    5,253,410  $   12,029,272  $   11,428,499
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,552,405       1,581,164         398,566         386,488         787,744         856,489
      Units issued                          89,876         213,059          21,403          78,299          87,999          91,119
      Units redeemed                      (274,641)       (241,818)        (72,820)        (66,221)       (144,335)       (159,864)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,367,640       1,552,405         347,149         398,566         731,408         787,744
                                    ==============  ==============  ==============  ==============  ==============  ==============

(k) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                     Main Street
                                             High Income                     Main Street                  Small Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      110,710  $       82,388  $       (1,122) $      (58,691) $      (56,473) $      (48,726)
Net realized gains (losses)                 (3,979)            631          91,390         (93,795)        317,814          81,559
Change in unrealized gains (losses)        (90,271)         58,745         332,629         960,510         107,086         640,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           16,460         141,764         422,897         808,024         368,427         673,241
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    15,483          34,895          31,819          63,749          92,071         174,706
Benefit payments                                 -            (854)       (368,205)       (203,604)         (1,218)         (6,199)
Payments on termination                   (198,821)       (176,615)     (1,427,349)     (1,226,859)       (335,532)       (222,684)
Contract maintenance charge                 (1,188)         (1,228)         (4,575)         (4,881)         (4,111)         (3,900)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,530         571,359         (37,143)        218,943         (82,292)        445,501
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (150,996)        427,557      (1,805,453)     (1,152,652)       (331,082)        387,424
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (134,536)        569,321      (1,382,556)       (344,628)         37,345       1,060,665

NET ASSETS AT BEGINNING OF PERIOD        2,117,025       1,547,704      10,776,866      11,121,494       4,484,107       3,423,442
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,982,489  $    2,117,025  $    9,394,310  $   10,776,866  $    4,521,452  $    4,484,107
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 173,775         136,552       1,169,377       1,307,148         255,943         230,331
      Units issued                          15,447          60,618         118,559          97,636          26,625          58,409
      Units redeemed                       (28,086)        (23,395)       (315,042)       (235,407)        (44,846)        (32,797)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 161,136         173,775         972,894       1,169,377         237,722         255,943
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer                     Oppenheimer
                                             Oppenheimer                      Variable                        Variable
                                              Variable                      Account Funds                   Account Funds
                                            Account Funds              (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                           Strategic Bond              Aggressive Growth (SC)               Balanced (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      233,319  $      309,491  $     (259,636) $     (170,843) $      (35,798) $     (236,213)
Net realized gains (losses)                127,235         150,354         371,111         165,534       1,710,958         202,537
Change in unrealized gains (losses)       (268,184)         79,730       1,587,088       1,801,036        (902,672)      2,595,034
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           92,370         539,575       1,698,563       1,795,727         772,488       2,561,358
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    17,907          52,463       4,351,751       3,485,515       5,459,076       7,804,924
Benefit payments                           (96,963)        (73,077)       (153,451)         (6,606)       (221,193)        (95,532)
Payments on termination                   (983,007)       (844,250)       (579,780)       (477,471)     (1,639,684)       (955,633)
Contract maintenance charge                 (2,059)         (2,337)        (50,253)        (38,251)       (121,994)        (82,164)
Transfers among the sub-accounts
  and with the Fixed Account - net         407,964        (499,720)        472,005       1,839,216         728,644       8,510,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (656,158)     (1,366,921)      4,040,272       4,802,403       4,204,849      15,182,155
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (563,788)       (827,346)      5,738,835       6,598,130       4,977,337      17,743,513

NET ASSETS AT BEGINNING OF PERIOD        7,815,547       8,642,893      13,793,546       7,195,416      35,401,428      17,657,915
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,251,759  $    7,815,547  $   19,532,381  $   13,793,546  $   40,378,765  $   35,401,428
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 565,006         668,356         945,504         579,512       2,497,143       1,345,753
      Units issued                          67,254          56,571         494,019         582,757         785,196       1,396,332
      Units redeemed                      (113,377)       (159,921)       (224,926)       (216,765)       (491,818)       (244,942)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 518,883         565,006       1,214,597         945,504       2,790,521       2,497,143
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                      Capital Appreciation (SC)          Core Bond (SC) (l)            Global Securities (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005          2004 (y)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (524,959) $     (431,331) $       12,579  $         (811) $     (247,480) $     (138,958)
Net realized gains (losses)                268,413         163,313          (3,657)           (191)      1,000,159         312,067
Change in unrealized gains (losses)      2,564,471       1,995,910           8,498           3,054       3,147,996       3,576,447
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,307,925       1,727,892          17,420           2,052       3,900,675       3,749,556
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                22,498,633      16,626,863       4,169,598         660,069       5,884,845       7,196,099
Benefit payments                          (631,610)       (606,716)              -               -        (275,001)       (393,445)
Payments on termination                 (2,309,023)       (947,310)        (99,715)            (34)     (1,421,204)       (799,217)
Contract maintenance charge               (128,753)        (74,105)         (4,859)              -         (90,016)        (61,985)
Transfers among the sub-accounts
  and with the Fixed Account - net       6,371,507       8,153,811       1,927,641          25,297         302,240       4,714,748
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            25,800,754      23,152,543       5,992,665         685,332       4,400,864      10,656,200
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       28,108,679      24,880,435       6,010,085         687,384       8,301,539      14,405,756

NET ASSETS AT BEGINNING OF PERIOD       40,076,483      15,196,048         687,384               -      27,890,132      13,484,376
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,185,162  $   40,076,483  $    6,697,469  $      687,384  $   36,191,671  $   27,890,132
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               3,108,517       1,236,462          67,996               -       1,671,393         945,333
      Units issued                       2,862,008       2,602,434         676,015          68,362         741,404       1,104,920
      Units redeemed                      (848,119)       (730,379)        (86,239)           (366)       (481,912)       (378,860)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               5,122,406       3,108,517         657,772          67,996       1,930,885       1,671,393
                                    ==============  ==============  ==============  ==============  ==============  ==============

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Variable                        Variable                        Variable
                                            Account Funds                   Account Funds                   Account Funds
                                       (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                             Oppenheimer
                                             Oppenheimer                     Oppenheimer                  Main Street Small
                                          High Income (SC)                Main Street (SC)                 Cap Growth (SC)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,482,744  $      720,328  $     (405,152) $     (492,353) $     (558,814) $     (355,872)
Net realized gains (losses)                 65,129         178,952         806,440         699,796       1,495,230         567,169
Change in unrealized gains (losses)     (1,372,459)        895,855       2,705,596       3,563,406       2,147,228       3,714,952
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          175,414       1,795,135       3,106,884       3,770,849       3,083,644       3,926,249
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,655,416      12,379,065      25,184,311      15,186,842      10,775,593       6,357,840
Benefit payments                          (236,966)       (173,708)       (814,619)       (304,814)       (198,221)       (188,117)
Payments on termination                 (1,868,825)       (841,874)     (2,992,484)     (1,405,088)     (1,449,713)       (570,968)
Contract maintenance charge               (116,871)        (58,483)       (208,473)       (153,817)       (116,135)        (81,563)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,811,506       4,720,144       4,842,278       4,530,244       1,921,904       4,793,526
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,244,260      16,025,144      26,011,013      17,853,367      10,933,428      10,310,718
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
   retained in Allstate Financial
   Advisors Separate Account I                   -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,419,674      17,820,279      29,117,897      21,624,216      14,017,072      14,236,967

NET ASSETS AT BEGINNING OF PERIOD       31,835,272      14,014,993      57,933,031      36,308,815      29,516,472      15,279,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   38,254,946  $   31,835,272  $   87,050,928  $   57,933,031  $   43,533,544  $   29,516,472
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,291,724       1,079,445       4,262,843       2,868,687       1,713,775       1,040,198
      Units issued                         897,919       1,650,166       2,832,132       2,081,718       1,008,901       1,262,230
      Units redeemed                      (446,882)       (437,887)       (939,775)       (687,562)       (382,308)       (588,653)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,742,761       2,291,724       6,155,200       4,262,843       2,340,368       1,713,775
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer                   PIMCO Advisors                  PIMCO Advisors
                                              Variable                        Variable                        Variable
                                            Account Funds                     Insurance                       Insurance
                                       (Service Class ("SC"))                   Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             Oppenheimer
                                         Strategic Bond (SC)               OpCap Balanced                  OpCap Small Cap
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005        2004 (v) (ab)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    2,001,100  $    1,173,114  $         (111) $          (93) $          (25) $          (23)
Net realized gains (losses)                342,083         163,269             466               3             256               4
Change in unrealized gains (losses)     (1,444,898)      3,165,155            (254)            804            (260)            276
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          898,285       4,501,538             101             714             (29)            257
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                31,236,134      26,897,622              60             240              42             249
Benefit payments                        (1,496,492)       (575,628)              -               -               -               -
Payments on termination                 (4,477,199)     (1,875,655)              -               -               -               -
Contract maintenance charge               (254,253)       (132,107)            (20)            (15)             (6)             (7)
Transfers among the sub-accounts
  and with the Fixed Account - net      10,091,090      17,265,006            (544)          8,841            (120)              2
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            35,099,280      41,579,238            (504)          9,066             (84)            244
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       35,997,565      46,080,776            (403)          9,780            (113)            501

NET ASSETS AT BEGINNING OF PERIOD       78,448,551      32,367,775           9,780               -           1,926           1,425
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  114,446,116  $   78,448,551  $        9,377  $        9,780  $        1,813  $        1,926
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               6,044,530       2,661,693             906               -             127             109
      Units issued                       4,117,768       4,165,960              10             909               3              18
      Units redeemed                    (1,422,487)       (783,123)            (58)             (3)             (9)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               8,739,811       6,044,530             858             906             121             127
                                    ==============  ==============  ==============  ==============  ==============  ==============

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors
                                                Variable                     PIMCO Variable                  PIMCO Variable
                                                Insurance                      Insurance                       Insurance
                                                  Trust                          Trust                           Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            PEA Science and
                                               Technology                     Foreign Bond                    Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (m)          2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $           (2) $           (7) $           22  $            8  $          109  $          (93)
Net realized gains (losses)                     (82)             (2)             27              40               -               -
Change in unrealized gains (losses)               3             (28)             29              22               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               (81)            (37)             78              70             109             (93)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -              66              72              48             288
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -               -               -               -            (295)
Contract maintenance charge                       -              (3)             (9)             (9)            (21)            (40)
Transfers among the sub-accounts
  and with the Fixed Account - net             (501)             73             529              35          (8,956)          3,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                   (501)             70             586              98          (8,929)          3,893
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS              (582)             33             664             168          (8,820)          3,800

NET ASSETS AT BEGINNING OF PERIOD               582             549           1,864           1,696          17,721          13,921
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $          582  $        2,528  $        1,864  $        8,901  $       17,721
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       50              44             166             157           1,796           1,402
      Units issued                                -               6             101              10             118             428
      Units redeemed                            (50)              -             (50)             (1)         (1,023)            (34)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -              50             217             166             891           1,796
                                     ==============  ==============  ==============  ==============  ==============  ==============

(m) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Variable
                                               Insurance                    Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              PIMCO Total                     VT American                      VT Capital
                                                 Return                    Government Income                  Appreciation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          170  $            3  $    1,167,858  $    1,850,247  $     (158,367) $     (219,014)
Net realized gains (losses)                     165              18        (169,305)      1,031,952         568,817         170,031
Change in unrealized gains (losses)            (265)             20      (1,025,733)     (2,056,524)        599,548       2,028,414
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                                70              41         (27,180)        825,675       1,009,998       1,979,431
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,640               -         313,171         478,318          85,263          65,047
Benefit payments                                  -               -      (1,370,419)     (1,232,852)       (428,775)       (122,409)
Payments on termination                           -               -      (6,611,521)     (6,731,768)     (2,046,064)     (1,004,665)
Contract maintenance charge                     (19)             (6)        (95,603)       (113,073)        (31,962)        (31,018)
Transfers among the sub-accounts
  and with the Fixed Account - net            6,336              40      (1,537,340)    (10,247,975)        882,285         837,370
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                  8,957              34      (9,301,712)    (17,847,350)     (1,539,253)       (255,675)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             9,027              75      (9,328,892)    (17,021,675)       (529,255)      1,723,756

NET ASSETS AT BEGINNING OF PERIOD             1,295           1,220      66,002,940      83,024,615      17,376,314      15,652,558
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $       10,322  $        1,295  $   56,674,048  $   66,002,940  $   16,847,059  $   17,376,314
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      113             110       5,446,808       6,916,063       2,102,673       2,142,408
      Units issued                              780               4         742,395         782,562         338,845         378,764
      Units redeemed                              -              (1)     (1,515,675)     (2,251,817)       (524,033)       (418,499)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            893             113       4,673,528       5,446,808       1,917,485       2,102,673
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Capital                     VT Discovery                   VT Diversified
                                             Opportunities                       Growth                          Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (63,957) $       75,590  $     (251,580) $     (273,118) $    5,415,754  $    7,404,202
Net realized gains (losses)                 113,744          65,241         672,644         343,086        (118,098)        (34,455)
Change in unrealized gains (losses)         435,494         280,417         506,092       1,061,025      (3,809,839)       (562,686)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           485,281         421,248         927,156       1,130,993       1,487,817       6,807,061
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     32,248          12,298          99,687         228,793         252,414         210,575
Benefit payments                            (27,232)              -        (224,854)       (172,016)     (2,428,808)     (1,840,249)
Payments on termination                    (420,157)       (162,317)     (1,808,479)     (1,155,586)     (9,310,100)     (7,890,884)
Contract maintenance charge                  (9,545)         (5,436)        (47,168)        (50,965)       (120,670)       (121,517)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,863,042       1,881,133      (1,518,242)       (610,559)      5,160,579       2,338,896
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              2,438,356       1,725,678      (3,499,056)     (1,760,333)     (6,446,585)     (7,303,179)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,923,637       2,146,926      (2,571,900)       (629,340)     (4,958,768)       (496,118)

NET ASSETS AT BEGINNING OF PERIOD         3,507,570       1,360,644      20,140,182      20,769,522      92,393,624      92,889,742
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    6,431,207  $    3,507,570  $   17,568,282  $   20,140,182  $   87,434,856  $   92,393,624
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  232,875         105,298       4,136,636       4,528,156       6,967,684       7,546,376
      Units issued                          417,392         186,292         161,113         574,157       1,356,591       1,097,766
      Units redeemed                       (257,387)        (58,715)       (884,527)       (965,677)     (1,838,127)     (1,676,458)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        392,880         232,875       3,413,222       4,136,636       6,486,148       6,967,684
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Equity                  VT The George Putnam              VT Global Asset
                                                 Income                      Fund of Boston                    Allocation
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (106,050) $     (202,706) $    1,382,290  $    1,096,328  $     (122,534) $      361,671
Net realized gains (losses)                 639,964         121,233       2,946,388       1,606,299         241,264         (81,771)
Change in unrealized gains (losses)         613,147       1,907,197       1,559,617      11,775,715       1,795,428       1,842,499
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,147,061       1,825,724       5,888,295      14,478,342       1,914,158       2,122,399
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    117,055         128,354      13,417,953      20,280,546       5,302,084       2,646,075
Benefit payments                           (437,843)        (88,434)     (4,617,208)     (3,280,992)       (523,175)       (401,791)
Payments on termination                  (2,045,211)     (1,020,089)    (20,672,515)    (16,354,483)     (2,525,796)     (1,505,254)
Contract maintenance charge                 (45,798)        (26,646)       (380,578)       (352,545)        (63,920)        (50,747)
Transfers among the sub-accounts
  and with the Fixed Account - net        8,318,801      11,122,632       8,225,068      13,849,346       4,508,124       4,068,127
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              5,907,004      10,115,817      (4,027,280)     14,141,872       6,697,317       4,756,410
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         7,054,065      11,941,541       1,861,015      28,620,214       8,611,475       6,878,809

NET ASSETS AT BEGINNING OF PERIOD        21,401,747       9,460,206     235,336,125     206,715,911      30,774,382      23,895,573
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   28,455,812  $   21,401,747  $  237,197,140  $  235,336,125  $   39,385,857  $   30,774,382
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,610,885         785,589      20,326,024      19,241,611       2,842,429       2,429,076
      Units issued                          861,589       1,091,218       4,253,359       4,810,446       1,144,461         881,113
      Units redeemed                       (415,050)       (265,922)     (4,715,023)     (3,726,033)       (632,014)       (467,760)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      2,057,424       1,610,885      19,864,360      20,326,024       3,354,876       2,842,429
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               VT Global                     VT Growth and                     VT Growth
                                                 Equity                          Income                      Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (292,901) $      394,338  $    1,295,310  $    1,366,953  $     (179,247) $     (379,007)
Net realized gains (losses)              (4,588,571)     (5,784,042)      6,144,198         257,043      (2,290,256)     (2,631,304)
Change in unrealized gains (losses)       8,687,484      11,735,759      13,955,866      54,937,445       2,990,297       2,995,481
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,806,012       6,346,055      21,395,374      56,561,441         520,794         (14,830)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    238,143         160,693       8,007,546      15,803,634         231,760         275,332
Benefit payments                           (702,676)       (930,638)    (12,217,020)     (9,788,007)       (298,825)       (401,412)
Payments on termination                  (4,427,983)     (4,523,231)    (52,093,640)    (45,952,038)     (2,001,928)     (1,861,235)
Contract maintenance charge                (107,674)       (111,266)     (1,011,128)     (1,024,301)        (53,593)        (61,696)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,891,096)       (835,047)    (16,665,644)        744,322      (1,616,811)          9,909
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (6,891,286)     (6,239,489)    (73,979,886)    (40,216,390)     (3,739,397)     (2,039,102)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,085,274)        106,566     (52,584,512)     16,345,051      (3,218,603)     (2,053,932)

NET ASSETS AT BEGINNING OF PERIOD        57,171,548      57,064,982     638,183,883     621,838,832      26,368,899      28,422,831
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   54,086,274  $   57,171,548  $  585,599,371  $  638,183,883  $   23,150,296  $   26,368,899
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,523,140       8,402,139      60,631,538      65,399,792       6,235,675       6,739,095
      Units issued                          446,884         498,126       5,285,915       7,602,313         626,254       1,090,940
      Units redeemed                     (1,318,229)     (1,377,125)    (12,603,010)    (12,370,567)     (1,529,879)     (1,594,360)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,651,795       7,523,140      53,314,443      60,631,538       5,332,050       6,235,675
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                           VT Health Sciences                VT High Yield                     VT Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,050,454) $     (956,105) $    6,501,089  $    6,603,850  $    3,499,745  $    5,251,003
Net realized gains (losses)                 509,029      (1,128,669)       (219,508)        274,911       2,452,643         485,147
Change in unrealized gains (losses)       9,257,489       6,245,852      (4,698,100)      1,330,785      (4,140,907)        (23,291)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         8,716,064       4,161,078       1,583,481       8,209,546       1,811,481       5,712,859
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    532,459       2,460,423       8,542,923      11,553,643      20,034,641      14,774,931
Benefit payments                           (982,721)       (829,082)     (1,677,255)     (1,972,870)     (4,259,423)     (3,696,533)
Payments on termination                  (6,875,345)     (5,424,201)     (8,127,291)    (10,929,936)    (16,352,678)    (15,407,278)
Contract maintenance charge                (190,101)       (186,041)       (198,790)       (171,908)       (393,569)       (365,012)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,690,740)     (2,254,678)     (3,249,781)     (6,696,425)      6,049,514       1,902,951
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,206,448)     (6,233,579)     (4,710,194)     (8,217,496)      5,078,485      (2,790,941)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (490,384)     (2,072,501)     (3,126,713)         (7,950)      6,889,966       2,921,918

NET ASSETS AT BEGINNING OF PERIOD        79,845,810      81,918,311     100,363,378     100,371,328     201,495,962     198,574,044
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   79,355,426  $   79,845,810  $   97,236,665  $  100,363,378  $  208,385,928  $  201,495,962
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                7,306,429       7,941,816       7,789,568       8,620,367      16,891,247      16,918,492
      Units issued                          642,474         956,808       1,911,705       3,134,935       4,732,813       4,457,173
      Units redeemed                     (1,440,604)     (1,592,195)     (2,391,618)     (3,965,734)     (4,048,858)     (4,484,418)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      6,508,299       7,306,429       7,309,655       7,789,568      17,575,202      16,891,247
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            VT International                VT International                VT International
                                                 Equity                    Growth and Income               New Opportunities
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (122,133) $      (28,500) $     (262,131) $      (43,717) $     (219,108) $     (101,806)
Net realized gains (losses)               3,573,928      (1,467,723)      1,270,834         162,863        (139,590)       (753,450)
Change in unrealized gains (losses)      22,235,438      32,953,203       5,528,462       7,735,708       5,211,017       3,985,343
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        25,687,233      31,456,980       6,537,165       7,854,854       4,852,319       3,130,087
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 10,854,126       9,970,581         184,776         126,346         125,961         389,132
Benefit payments                         (3,275,427)     (2,801,867)       (752,377)       (611,514)       (287,195)       (234,816)
Payments on termination                 (19,256,171)    (15,629,664)     (4,324,154)     (2,992,504)     (2,373,037)     (1,939,966)
Contract maintenance charge                (458,760)       (407,785)        (96,619)        (82,789)        (89,437)        (76,743)
Transfers among the sub-accounts
  and with the Fixed Account - net        7,536,441       4,670,323       4,928,166       8,769,366       3,775,978         269,266
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (4,599,791)     (4,198,412)        (60,208)      5,208,905       1,152,270      (1,593,127)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        21,087,442      27,258,568       6,476,957      13,063,759       6,004,589       1,536,960

NET ASSETS AT BEGINNING OF PERIOD       247,472,067     220,213,499      51,803,152      38,739,393      29,412,105      27,875,145
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  268,559,509  $  247,472,067  $   58,280,109  $   51,803,152  $   35,416,694  $   29,412,105
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,291,551      24,058,618       4,426,765       3,946,447       3,533,180       3,722,653
      Units issued                        5,458,452       5,150,636       1,118,362       1,351,241       1,300,564         456,758
      Units redeemed                     (6,152,684)     (5,917,703)     (1,124,819)       (870,923)     (1,197,351)       (646,231)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     22,597,319      23,291,551       4,420,308       4,426,765       3,636,393       3,533,180
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                              VT Investors                  VT Mid Cap Value                VT Money Market
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (584,099) $   (1,496,761) $     (138,938) $      (70,330) $      921,604  $     (666,937)
Net realized gains (losses)              (5,667,742)     (8,407,225)        340,866          70,057               -               -
Change in unrealized gains (losses)      18,148,940      27,915,870       1,231,877         882,514               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        11,897,099      18,011,884       1,433,805         882,241         921,604        (666,937)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,095,657       1,865,995          48,194          53,283      29,348,044      21,953,300
Benefit payments                         (3,750,055)     (2,989,554)        (59,403)         (3,619)    (15,508,487)    (10,341,515)
Payments on termination                 (14,557,091)    (11,835,721)     (1,129,474)       (438,737)    (19,570,805)    (25,829,942)
Contract maintenance charge                (333,705)       (335,255)        (22,133)         (9,602)       (231,822)       (154,437)
Transfers among the sub-accounts
  and with the Fixed Account - net       (3,445,964)     (3,759,231)      7,354,656       5,119,975      26,947,623       7,986,565
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (18,991,158)    (17,053,766)      6,191,840       4,721,300      20,984,553      (6,386,029)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (7,094,059)        958,118       7,625,645       5,603,541      21,906,157      (7,052,966)

NET ASSETS AT BEGINNING OF PERIOD       177,118,270     176,160,152       8,269,199       2,665,658      77,879,396      84,932,362
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  170,024,211  $  177,118,270  $   15,894,844  $    8,269,199  $   99,785,553  $   77,879,396
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               23,064,461      25,682,566         567,512         208,350       7,635,463       8,105,737
      Units issued                        2,262,357       1,525,429         593,810         476,283      16,799,329      14,737,409
      Units redeemed                     (4,991,944)     (4,143,534)       (177,978)       (117,121)    (14,620,069)    (15,207,683)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     20,334,874      23,064,461         983,344         567,512       9,814,723       7,635,463
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                 VT New                                                         VT OTC &
                                             Opportunities                    VT New Value                  Emerging Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,536,542) $   (1,765,617) $     (940,516) $     (712,922) $     (428,834) $     (450,364)
Net realized gains (losses)             (13,213,552)    (17,179,017)      3,218,400       2,132,156      (4,656,472)     (5,327,081)
Change in unrealized gains (losses)      24,334,175      29,154,230       5,005,835      15,599,914       6,940,032       7,963,050
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,584,081      10,209,596       7,283,719      17,019,148       1,854,726       2,185,605
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    465,676       2,654,430      21,773,158       7,853,385         112,542         247,987
Benefit payments                         (1,373,575)     (1,671,249)     (2,087,888)     (1,450,370)       (412,683)       (409,789)
Payments on termination                  (9,137,469)     (8,747,049)    (11,459,065)     (9,285,354)     (2,652,105)     (2,234,153)
Contract maintenance charge                (304,150)       (318,362)       (320,775)       (256,252)        (89,263)        (95,349)
Transfers among the sub-accounts
  and with the Fixed Account - net       (6,173,980)     (5,786,283)     17,410,087      14,831,266      (2,220,422)         23,002
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (16,523,498)    (13,868,513)     25,315,517      11,692,675      (5,261,931)     (2,468,302)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (6,939,417)     (3,658,917)     32,599,236      28,711,823      (3,407,205)       (282,697)

NET ASSETS AT BEGINNING OF PERIOD       128,470,658     132,129,575     144,451,721     115,739,898      34,312,633      34,595,330
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $  121,531,241  $  128,470,658  $  177,050,957  $  144,451,721  $   30,905,428  $   34,312,633
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               17,914,690      20,300,740      10,073,197       9,302,131       8,536,448       9,069,827
      Units issued                        1,044,176       1,722,583       4,504,726       2,581,389         559,242       1,380,639
      Units redeemed                     (3,363,405)     (4,108,633)     (2,731,987)     (1,810,323)     (1,895,166)     (1,914,018)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period     15,595,461      17,914,690      11,845,936      10,073,197       7,200,524       8,536,448
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Putnam Variable
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                              VT Small Cap                    VT Utilities
                                              VT Research                        Value                     Growth and Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (507,518) $   (1,436,699) $   (2,120,509) $   (1,750,581) $      244,088  $      338,989
Net realized gains (losses)              (1,186,085)     (2,114,747)     20,740,466       8,938,557         (22,964)     (1,521,911)
Change in unrealized gains (losses)       5,027,353       9,569,602     (10,103,190)     27,816,113       3,037,643       9,273,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         3,333,750       6,018,156       8,516,767      35,004,089       3,258,767       8,090,091
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    252,287       3,580,721         758,548       1,259,916         186,031       2,142,740
Benefit payments                         (1,655,806)     (1,461,656)     (2,247,523)     (1,422,470)     (1,237,340)     (1,019,382)
Payments on termination                  (8,523,461)     (7,269,688)    (14,873,501)    (12,313,303)     (4,537,820)     (2,849,055)
Contract maintenance charge                (206,755)       (211,430)       (234,029)       (224,828)        (82,897)        (64,286)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,330,876)     (4,286,965)     (4,021,239)      2,013,637       2,716,923       1,470,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions            (14,464,611)     (9,649,018)    (20,617,744)    (10,687,048)     (2,955,103)       (319,043)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (11,130,861)     (3,630,862)    (12,100,977)     24,317,041         303,664       7,771,048

NET ASSETS AT BEGINNING OF PERIOD       104,637,189     108,268,051     176,588,005     152,270,964      47,880,540      40,109,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   93,506,328  $  104,637,189  $  164,487,028  $  176,588,005  $   48,184,204  $   47,880,540
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,404,052      12,616,956       9,525,932      10,164,477       4,571,653       4,725,956
      Units issued                          925,600       1,514,428       1,322,680       2,228,429         988,887         961,066
      Units redeemed                     (2,518,532)     (2,727,332)     (2,388,333)     (2,866,974)     (1,254,623)     (1,115,369)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,811,120      11,404,052       8,460,279       9,525,932       4,305,917       4,571,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable                 Putnam Variable                 Rydex Variable
                                                 Trust                           Trust                          Trust
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                VT Vista                       VT Voyager                      Rydex OTC
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $   (1,333,683) $   (1,248,547) $   (2,671,093) $   (4,508,175) $          (41) $            -
Net realized gains (losses)              (2,199,558)     (4,828,528)    (27,650,942)    (27,425,827)              1              (1)
Change in unrealized gains (losses)      13,058,822      20,237,022      44,001,710      44,602,190             234               5
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         9,525,581      14,159,947      13,679,675      12,668,188             194               4
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,272,632       2,660,800       9,626,338      16,329,463             990               -
Benefit payments                         (1,396,689)     (1,302,729)     (4,767,489)     (5,261,585)              -               -
Payments on termination                  (7,145,605)     (5,541,510)    (28,823,778)    (27,939,482)              -               -
Contract maintenance charge                (226,453)       (208,734)       (777,244)       (804,094)             (5)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,336,027)      2,604,344     (20,617,776)     (1,735,953)          2,416               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (9,832,142)     (1,787,829)    (45,359,949)    (19,411,651)          3,401               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (306,561)     12,372,118     (31,680,274)     (6,743,463)          3,595               4

NET ASSETS AT BEGINNING OF PERIOD        98,090,013      85,717,895     386,064,936     392,808,399              55              51
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   97,783,452  $   98,090,013  $  354,384,662  $  386,064,936  $        3,650  $           55
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               11,017,958      11,475,072      47,856,676      51,673,651               4               4
      Units issued                        1,265,438       1,780,799       5,138,979       8,783,212             287               -
      Units redeemed                     (2,364,875)     (2,237,913)    (11,469,116)    (12,600,187)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      9,918,521      11,017,958      41,526,539      47,856,676             291               4
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Salomon Brothers                Salomon Brothers
                                                Variable                        Variable                         Scudder
                                           Series Funds, Inc.              Series Funds, Inc.              Variable Series I
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                All Cap                        Investors                  21st Century Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005       2004 (v) (ai)      2005 (n)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          (39) $          (57) $          (20) $           36  $       (1,875) $       (5,259)
Net realized gains (losses)                      34               9              21               1        (188,564)          9,716
Change in unrealized gains (losses)             159             439             378             630         124,230          70,045
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               154             391             379             667         (66,209)         74,502
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         66              72              77              56             634          13,273
Benefit payments                                  -               -               -               -               -          (2,388)
Payments on termination                           -               -               -               -         (15,648)        (37,200)
Contract maintenance charge                      (2)             (6)             (2)             (5)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net              (85)              3            (151)          7,093        (726,354)        102,238
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                    (21)             69             (76)          7,144        (741,368)         75,923
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors
  Separate Account I                              -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               133             460             303           7,811        (807,577)        150,425

NET ASSETS AT BEGINNING OF PERIOD             6,259           5,799           7,811               -         807,577         657,152
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $        6,392  $        6,259  $        8,114  $        7,811  $            -  $      807,577
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      521             515             714               -          93,940          84,129
      Units issued                                8               7               9             716           3,167          62,505
      Units redeemed                            (10)             (1)            (16)             (2)        (97,107)        (52,694)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            519             521             707             714               -          93,940
                                     ==============  ==============  ==============  ==============  ==============  ==============

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                Balanced                          Bond                       Capital Growth
                                     ------------------------------  ------------------------------  ------------------------------

                                        2005 (o)          2004            2005            2004          2005 (p)          2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       76,728  $       30,527  $       33,749  $       41,925  $        1,125  $       (3,705)
Net realized gains (losses)                (180,244)        (22,684)         16,449           7,982          (4,029)        (66,156)
Change in unrealized gains (losses)          24,562         152,396         (29,259)          7,678         216,750         202,897
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (78,954)        160,239          20,939          57,585         213,846         133,036
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,368          24,308           1,820          33,190           8,570          31,136
Benefit payments                             (2,588)        (62,064)        (47,961)        (95,889)        (38,122)        (26,549)
Payments on termination                     (84,398)       (405,368)        (33,799)       (144,689)       (273,558)       (101,555)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,609,046)       (184,514)       (149,173)        117,786         625,238         (71,885)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (2,690,664)       (627,638)       (229,113)        (89,602)        322,128        (168,853)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (2,769,618)       (467,399)       (208,174)        (32,017)        535,974         (35,817)

NET ASSETS AT BEGINNING OF PERIOD         2,769,618       3,237,017       1,351,132       1,383,149       1,991,103       2,026,920
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $            -  $    2,769,618  $    1,142,958  $    1,351,132  $    2,527,077  $    1,991,103
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  240,676         297,339         102,279         109,557         203,772         222,387
      Units issued                           17,062          54,228          10,790          25,204          89,474          55,994
      Units redeemed                       (257,738)       (110,891)        (28,112)        (32,482)        (54,054)        (74,609)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period              -         240,676          84,957         102,279         239,192         203,772
                                     ==============  ==============  ==============  ==============  ==============  ==============

(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder                         Scudder                         Scudder
                                                Variable                        Variable                        Variable
                                                Series I                        Series I                        Series I
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                            Global Discovery               Growth and Income                 International
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (2,234) $       (7,595) $        6,995  $        2,401  $        7,441  $        4,260
Net realized gains (losses)                  85,745         120,123          27,309          94,960           6,188          27,422
Change in unrealized gains (losses)         209,422         213,007          21,114          21,857         102,844          74,391
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           292,933         325,535          55,418         119,218         116,473         106,073
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     13,942          31,864           4,164          47,270          10,150          19,457
Benefit payments                            (10,705)       (120,761)           (909)        (81,327)         (5,995)           (648)
Payments on termination                    (200,023)       (117,869)       (132,966)       (102,637)        (75,571)        (95,064)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           35,363          71,261        (105,043)       (212,381)         85,506        (209,905)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (161,423)       (135,505)       (234,754)       (349,075)         14,090        (286,160)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           131,510         190,030        (179,336)       (229,857)        130,563        (180,087)

NET ASSETS AT BEGINNING OF PERIOD         1,767,630       1,577,600       1,339,732       1,569,589         735,852         915,939
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    1,899,140  $    1,767,630  $    1,160,396  $    1,339,732  $      866,415  $      735,852
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   97,478         106,498         140,833         180,413          72,947         104,954
      Units issued                           15,352          95,140           4,562         126,097          10,734          13,785
      Units redeemed                        (23,552)       (104,160)        (29,545)       (165,677)         (9,192)        (45,792)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         89,278          97,478         115,850         140,833          74,489          72,947
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Scudder                             Scudder                    Scudder
                                                   Variable                             Variable                   Variable
                                                   Series I                            Series II                  Series II
                                                  Sub-Account                         Sub-Account                Sub-Account
                                       ---------------------------------   ---------------------------------   ---------------

                                                                                                                  Small Cap
                                                 Money Market                           Growth                     Growth
                                       ---------------------------------   ---------------------------------   ---------------

                                            2005              2004             2005 (p)           2004          2005 (e) (n)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        17,199   $         1,534   $         4,724   $        (3,670)  $        (3,725)
Net realized gains (losses)                          -                 -               331            15,786             5,534
Change in unrealized gains (losses)                  -                 -           (30,107)           23,233           104,480
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                               17,199             1,534           (25,052)           35,349           106,289
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         5,490             1,029             1,172            15,081               768
Benefit payments                               (90,785)          (75,702)             (581)          (51,644)          (21,535)
Payments on termination                       (105,362)         (940,896)          (41,732)          (50,082)          (25,345)
Contract maintenance charge                          -                 -                 -                 -                 -
Transfers among the sub-accounts
  and with the Fixed Account - net             180,241           324,098          (715,418)           (8,649)          700,036
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                   (10,416)         (691,471)         (756,559)          (95,294)          653,924
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                        -                 -                 -                 -                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                6,783          (689,937)         (781,611)          (59,945)          760,213

NET ASSETS AT BEGINNING OF PERIOD              903,229         1,593,166           781,611           841,556                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $       910,012   $       903,229   $             -   $       781,611   $       760,213
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      78,653           138,851           102,416           115,072                 -
      Units issued                              30,003           249,307               798            38,083            72,230
      Units redeemed                           (30,940)         (309,505)         (103,214)          (50,739)           (6,712)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period            77,716            78,653                 -           102,416            65,518
                                       ===============   ===============   ===============   ===============   ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(p) On April 29, 2005, Growth merged into Capital Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                          Variable                STI Classic                       STI Classic
                                         Series II               Variable Trust                    Variable Trust
                                        Sub-Account               Sub-Account                       Sub-Account
                                       --------------   -------------------------------   -------------------------------

                                                                  STI Capital                    STI International
                                        Total Return             Appreciation                         Equity
                                       --------------   -------------------------------   -------------------------------

                                        2005 (e) (o)         2005             2004             2005             2004
                                       --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      (13,360)  $     (437,166)  $     (575,168)  $       48,847   $       12,932
Net realized gains (losses)                    24,328         (665,915)        (860,767)          39,760         (300,043)
Change in unrealized gains (losses)           160,799           (1,988)       3,530,896          425,009        1,232,234
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                             171,767       (1,105,069)       2,094,961          513,616          945,123
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       12,508          179,051          401,075          136,406           32,767
Benefit payments                              (54,267)        (917,496)        (946,479)         (90,991)         (40,204)
Payments on termination                      (255,903)     (10,043,794)      (9,915,408)      (1,550,421)      (1,666,195)
Contract maintenance charge                         -          (14,485)         (17,112)          (1,535)          (1,704)
Transfers among the sub-accounts
  and with the Fixed Account - net          2,656,608       (1,405,247)      (1,492,066)          (8,701)        (176,073)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                2,358,946      (12,201,971)     (11,969,990)      (1,515,242)      (1,851,409)
                                       --------------   --------------   --------------   --------------   --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                       -                -                -                -                -
                                       --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS           2,530,713      (13,307,040)      (9,875,029)      (1,001,626)        (906,286)

NET ASSETS AT BEGINNING OF PERIOD                   -       41,879,023       51,754,052        5,712,589        6,618,875
                                       --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD            $    2,530,713   $   28,571,983   $   41,879,023   $    4,710,963   $    5,712,589
                                       ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                          -        2,222,499        2,819,297          431,372          582,740
      Units issued                            284,563          124,105          119,021           41,558           40,557
      Units redeemed                          (46,680)        (747,251)        (715,819)        (152,406)        (191,925)
                                       --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period          237,883        1,599,353        2,222,499          320,524          431,372
                                       ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(o) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               STI Classic                    STI Classic                     STI Classic
                                             Variable Trust                  Variable Trust                  Variable Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                             STI Investment                  STI Large Cap                   STI Large Cap
                                               Grade Bond                  Relative Value (q)               Value Equity (r)
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      331,062  $      338,735  $      (28,396) $      (26,728) $       53,297  $        2,456
Net realized gains (losses)                  64,440          65,293         165,862          44,521         507,543        (282,297)
Change in unrealized gains (losses)        (296,730)         33,282         258,834         546,002          93,439       4,957,226
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            98,772         437,310         396,300         563,795         654,279       4,677,385
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    235,874         691,910         275,735         648,063         224,482         661,492
Benefit payments                           (285,480)       (383,941)       (153,248)       (239,094)       (737,862)       (758,397)
Payments on termination                  (3,407,501)     (3,191,105)       (697,447)       (335,137)     (8,062,278)     (8,495,661)
Contract maintenance charge                  (8,105)         (4,941)         (5,127)         (2,088)        (12,595)        (12,972)
Transfers among the sub-accounts
  and with the Fixed Account - net         (387,641)       (991,981)        245,241         523,020        (582,896)       (882,293)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,852,853)     (3,880,058)       (334,846)        594,764      (9,171,149)     (9,487,831)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,754,081)     (3,442,748)         61,454       1,158,559      (8,516,870)     (4,810,446)

NET ASSETS AT BEGINNING OF PERIOD        15,624,003      19,066,751       5,209,713       4,051,154      35,539,483      40,349,929
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   11,869,922  $   15,624,003  $    5,271,167  $    5,209,713  $   27,022,613  $   35,539,483
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,161,511       1,418,909         476,355         426,662       1,932,543       2,453,405
      Units issued                          103,290         142,334          82,764         130,735         102,086         141,781
      Units redeemed                       (364,658)       (399,732)       (114,972)        (81,042)       (576,767)       (662,643)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        900,143       1,161,511         444,147         476,355       1,457,862       1,932,543
                                     ==============  ==============  ==============  ==============  ==============  ==============

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             The Universal
                                               STI Classic                    STI Classic                    Institutional
                                             Variable Trust                  Variable Trust                   Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                                                             Van Kampen UIF
                                              STI Mid-Cap                     STI Small Cap                     Emerging
                                                 Equity                       Value Equity                   Markets Equity
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (112,755) $      (97,678) $     (107,129) $     (127,438) $     (564,172) $     (350,390)
Net realized gains (losses)                 211,114        (505,779)      2,422,530         917,413       4,442,520       1,884,829
Change in unrealized gains (losses)       1,276,351       2,327,840      (1,266,830)      1,487,610       9,202,058       5,688,081
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                         1,374,710       1,724,383       1,048,571       2,277,585      13,080,406       7,222,520
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     88,269         256,777         383,361         433,728         241,736         413,262
Benefit payments                           (243,129)       (186,617)       (102,847)       (280,149)       (643,206)       (456,473)
Payments on termination                  (3,034,224)     (3,252,266)     (2,305,711)     (1,767,543)     (5,347,499)     (4,559,055)
Contract maintenance charge                  (4,806)         (4,846)         (5,048)         (3,632)        (17,502)        (17,422)
Transfers among the sub-accounts
  and with the Fixed Account - net         (135,087)        (65,705)       (213,577)        156,549       3,724,844       6,893,459
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (3,328,977)     (3,252,657)     (2,243,822)     (1,461,047)     (2,041,627)      2,273,771
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                     -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,954,267)     (1,528,274)     (1,195,251)        816,538      11,038,779       9,496,291

NET ASSETS AT BEGINNING OF PERIOD        12,560,200      14,088,474      11,862,814      11,046,276      43,013,304      33,517,013
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   10,605,933  $   12,560,200  $   10,667,563  $   11,862,814  $   54,052,083  $   43,013,304
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  821,992       1,033,607         641,326         726,940       3,919,663       3,701,529
      Units issued                           65,616          63,504          65,171          93,646       2,328,572       3,487,712
      Units redeemed                       (248,179)       (275,119)       (180,037)       (179,260)     (2,470,211)     (3,269,578)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        639,429         821,992         526,460         641,326       3,778,024       3,919,663
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                The Universal                         The Universal                        The Universal
                                Institutional                         Institutional                        Institutional
                                 Funds, Inc.                           Funds, Inc.                          Funds, Inc.
                                 Sub-Account                           Sub-Account                          Sub-Account
                     -------------------------------------  ----------------------------------  ----------------------------------

                                Van Kampen UIF                        Van Kampen UIF                      Van Kampen UIF
                                Equity Growth                          Fixed Income                     Global Value Equity
                     -------------------------------------  ----------------------------------  ----------------------------------

                           2005        2004 (ac) (ad) (ag)        2005              2004              2005              2004
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)      $       (710,092) $          (879,186) $         43,660  $         66,082  $           (170) $           (264)
Net realized gains
  (losses)                   (944,224)          (3,408,345)           48,681            10,112               487               115
Change in
  unrealized gains
  (losses)                 10,095,394            8,170,011           (21,276)            2,731             1,666             4,610
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from operations           8,441,078            3,882,480            71,065            78,925             1,983             4,461
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits                      771,456              657,691               314             1,500                 -                 -
Benefit payments           (1,138,120)          (1,049,811)         (676,708)                -                 -                 -
Payments on
  termination              (8,253,830)          (6,959,587)         (186,300)         (134,288)             (428)             (721)
Contract maintenance
  charge                      (80,359)             (63,149)             (465)             (516)              (49)              (49)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net            (2,512,639)          17,080,494             7,950           679,440             3,795               (58)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in net assets
  from contract
  transactions            (11,213,492)           9,665,638          (855,209)          546,136             3,318              (828)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease)
  in amounts
  retained in
  Allstate Financial
  Advisors Separate
  Account I                         -                    -                 -                 -                 -                 -
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS            (2,772,414)          13,548,118          (784,144)          625,061             5,301             3,633

NET ASSETS AT
  BEGINNING OF
  PERIOD                   70,048,675           56,500,557         2,892,396         2,267,335            41,421            37,788
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END
  OF PERIOD          $     67,276,261  $        70,048,675  $      2,108,252  $      2,892,396  $         46,722  $         41,421
                     ================  ===================  ================  ================  ================  ================

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                  8,272,109            7,338,755           245,523           197,860             3,707             3,786
      Units issued          1,971,933            4,828,697            69,419            69,820               309                 -
      Units redeemed       (3,234,395)          (3,895,343)         (140,137)          (22,157)              (40)              (79)
                     ----------------  -------------------  ----------------  ----------------  ----------------  ----------------
  Units outstanding
    at end of period        7,009,647            8,272,109           174,805           245,523             3,976             3,707
                     ================  ===================  ================  ================  ================  ================

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                              High Yield                 International Magnum               Mid Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (99) $       15,340  $     (124,287) $      378,632  $     (613,598) $     (521,731)
Net realized gains (losses)                 47,060             825       1,443,550         972,311       2,748,337       2,140,327
Change in unrealized gains (losses)        (55,490)          9,406       1,725,734       3,220,965       3,449,254       4,139,567
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (8,529)         25,571       3,044,997       4,571,908       5,583,993       5,758,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        44              48         222,392         574,612         348,909         652,683
Benefit payments                                 -               -        (536,088)       (367,373)       (675,318)       (276,555)
Payments on termination                     (1,949)           (736)     (4,034,657)     (3,398,771)     (4,306,254)     (3,562,134)
Contract maintenance charge                    (34)            (42)        (12,736)        (12,834)        (11,058)        (10,287)
Transfers among the sub-accounts
  and with the Fixed Account - net        (332,454)            (30)      1,967,746       4,132,182       3,627,553       7,844,144
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              (334,393)           (760)     (2,393,343)        927,816      (1,016,168)      4,647,851
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (342,922)         24,811         651,654       5,499,724       4,567,825      10,406,014

NET ASSETS AT BEGINNING OF PERIOD          351,012         326,201      34,028,495      28,528,771      36,518,025      26,112,011
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $        8,090  $      351,012  $   34,680,149  $   34,028,495  $   41,085,850  $   36,518,025
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               27,466          27,527       3,705,420       3,575,949       2,992,347       2,559,007
      Units issued                              10               4       1,709,403       3,424,110       1,857,755       3,495,220
      Units redeemed                       (26,840)            (65)     (1,950,249)     (3,294,639)     (1,938,699)     (3,061,880)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                     636          27,466       3,464,574       3,705,420       2,911,403       2,992,347
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                          U.S. Mid Cap Value               U.S. Real Estate                      Value
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005       2004 (ae) (ah)       2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,844,809) $   (2,070,321) $     (280,666) $        5,552  $         (771) $       (1,689)
Net realized gains (losses)              8,692,229       3,549,814       8,573,082       5,554,417          24,953          11,600
Change in unrealized gains (losses)      6,830,025      14,566,435       1,622,054      13,604,068         (14,187)         36,197
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                       13,677,445      16,045,928       9,914,470      19,164,037           9,995          46,108
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   739,604       1,355,434         330,607         525,304             750             300
Benefit payments                        (2,033,395)     (1,374,859)     (1,591,440)     (1,315,618)              -               -
Payments on termination                (15,158,596)     (9,893,916)     (9,251,072)     (6,946,077)        (28,099)         (3,336)
Contract maintenance charge               (106,026)        (84,007)        (22,839)        (24,078)           (208)           (193)
Transfers among the sub-accounts
  and with the Fixed Account - net          33,254      20,809,607      (1,947,877)        113,575          27,023          17,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions           (16,525,159)     10,812,259     (12,482,621)     (7,646,894)           (534)         13,776
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (2,847,714)     26,858,187      (2,568,151)     11,517,143           9,461          59,884

NET ASSETS AT BEGINNING OF PERIOD      141,466,569     114,608,382      73,301,269      61,784,126         337,218         277,334
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  138,618,855  $  141,466,569  $   70,733,118  $   73,301,269  $      346,679  $      337,218
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                           12,987,624      11,927,464       3,447,898       3,895,089          25,430          24,256
      Units issued                       3,126,070       6,701,444         635,111       1,406,148           2,903           2,365
      Units redeemed                    (4,599,545)     (5,641,284)     (1,188,189)     (1,853,339)         (2,496)         (1,191)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                              11,514,149      12,987,624       2,894,820       3,447,898          25,837          25,430
                                    ==============  ==============  ==============  ==============  ==============  ==============

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Emerging Markets Debt          Emerging Markets Equity            Equity and Income
                                               (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $    1,241,864  $      591,631  $     (190,777) $      (64,825) $     (401,526) $     (204,554)
Net realized gains (losses)                405,390         373,058       1,057,907         135,766         876,098         113,522
Change in unrealized gains (losses)        501,823         343,544       3,437,670       1,262,961       2,271,605       1,713,143
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,149,077       1,308,233       4,304,800       1,333,902       2,746,177       1,622,111
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 4,983,155       8,568,960       7,741,123       2,272,658      23,987,890      10,850,041
Benefit payments                          (243,067)       (272,638)        (57,719)       (216,678)       (421,538)       (146,949)
Payments on termination                   (842,598)       (289,698)       (795,266)        (94,415)     (1,437,751)       (297,497)
Contract maintenance charge                (74,290)        (21,546)        (39,190)        (24,065)        (68,899)        (26,289)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,410,786       3,581,292       1,726,652       1,153,358      10,693,946       4,800,440
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             6,233,986      11,566,370       8,575,600       3,090,858      32,753,648      15,179,746
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        8,383,063      12,874,603      12,880,400       4,424,760      35,499,825      16,801,857

NET ASSETS AT BEGINNING OF PERIOD       17,170,732       4,296,129       8,467,470       4,042,710      23,296,056       6,494,199
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   25,553,795  $   17,170,732  $   21,347,870  $    8,467,470  $   58,795,881  $   23,296,056
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,247,997         347,124         471,307         272,082       1,934,754         560,619
      Units issued                         863,026       1,103,922       1,186,049         319,568       4,522,725       1,648,550
      Units redeemed                      (447,920)       (203,049)       (754,506)       (120,343)     (1,732,712)       (274,415)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,663,103       1,247,997         902,850         471,307       4,724,767       1,934,754
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                             Equity Growth                 Global Franchise                 Mid Cap Growth
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (236,088) $     (180,848) $     (905,950) $     (314,943) $     (499,484) $     (275,913)
Net realized gains (losses)                428,708          78,446       1,052,012         323,134       1,394,167         211,361
Change in unrealized gains (losses)      2,336,944       1,054,781       5,001,853       2,571,237       3,561,929       2,991,681
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,529,564         952,379       5,147,915       2,579,428       4,456,612       2,927,129
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,580,542       5,585,912      26,965,969      14,305,281       9,773,885       4,945,661
Benefit payments                          (288,283)        (36,238)       (587,070)       (177,027)       (222,218)       (143,790)
Payments on termination                   (779,222)       (417,914)     (2,199,764)       (415,145)     (1,196,082)       (627,560)
Contract maintenance charge                (45,073)        (40,290)       (142,413)        (62,573)        (86,686)        (67,066)
Transfers among the sub-accounts
  and with the Fixed Account - net        (310,164)      3,593,679      12,551,276       7,057,395       1,290,449       3,722,983
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             1,157,800       8,685,149      36,587,998      20,707,931       9,559,348       7,830,228
                                    --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,687,364       9,637,528      41,735,913      23,287,359      14,015,960      10,757,357

NET ASSETS AT BEGINNING OF PERIOD       16,667,717       7,030,189      32,544,431       9,257,072      21,019,279      10,261,922
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   20,355,081  $   16,667,717  $   74,280,344  $   32,544,431  $   35,035,239  $   21,019,279
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,410,716         601,959       2,482,136         758,267       1,348,333         785,250
      Units issued                         661,917       1,202,015       4,945,236       2,083,823       1,920,891         897,094
      Units redeemed                      (542,265)       (393,258)     (2,143,604)       (359,954)     (1,320,580)       (334,011)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,530,368       1,410,716       5,283,768       2,482,136       1,948,644       1,348,333
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                   The Universal                   The Universal
                                             Institutional                   Institutional                   Institutional
                                              Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                         Small Company Growth             U.S. Mid Cap Value               U.S. Real Estate
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (436,358) $     (340,619) $     (717,551) $     (492,201) $     (373,854) $       (5,425)
Net realized gains (losses)                896,154         918,626       1,607,747         228,843       5,332,414       1,695,810
Change in unrealized gains (losses)      2,220,261       2,661,835       4,312,502       4,292,206       6,168,507      11,930,936
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,680,057       3,239,842       5,202,698       4,028,848      11,127,067      13,621,321
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,436,414       4,528,015      15,862,014      11,541,256      18,333,561      24,103,972
Benefit payments                          (309,845)       (300,372)       (362,863)       (277,808)       (489,387)       (171,654)
Payments on termination                 (1,052,040)       (481,031)     (1,646,525)       (743,368)     (3,373,155)     (1,253,406)
Contract maintenance charge                (96,747)        (81,072)       (161,259)       (106,999)       (251,388)       (100,449)
Transfers among the sub-accounts
  and with the Fixed Account - net        (108,464)      2,950,695       2,871,980       6,469,009        (465,047)      7,968,709
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               869,318       6,616,235      16,563,347      16,882,090      13,754,584      30,547,172
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,549,375       9,856,077      21,766,045      20,910,938      24,881,651      44,168,493

NET ASSETS AT BEGINNING OF PERIOD       23,918,179      14,062,102      39,035,145      18,124,207      62,735,067      18,566,574
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   27,467,554  $   23,918,179  $   60,801,190  $   39,035,145  $   87,616,718  $   62,735,067
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            1,507,123       1,035,680       2,709,092       1,356,453       3,416,901       1,366,099
      Units issued                         586,835         763,300       2,720,642       1,802,261       2,483,424       2,805,360
      Units redeemed                      (534,368)       (291,857)     (1,575,192)       (449,622)     (1,746,457)       (754,558)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,559,590       1,507,123       3,854,542       2,709,092       4,153,868       3,416,901
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                      Investment                      Investment
                                                 Trust                           Trust                           Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             LIT Comstock                 LIT Emerging Growth               LIT Government
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $     (299,835) $     (464,843) $     (908,986) $   (1,331,424) $       52,552  $       55,756
Net realized gains (losses)              7,271,007       3,030,954      (6,090,814)     (8,696,070)             42          (3,903)
Change in unrealized gains (losses)     (3,659,429)     10,636,028      10,975,234      14,002,196         (10,578)         (3,290)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,311,743      13,202,139       3,975,434       3,974,702          42,016          48,563
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   545,787       1,941,182         242,681         444,949          10,886          64,870
Benefit payments                        (1,751,734)     (1,601,678)     (1,151,614)     (1,198,462)              -          (1,504)
Payments on termination                (16,430,117)    (11,944,457)     (9,171,047)    (10,440,981)       (195,059)       (109,603)
Contract maintenance charge                (50,523)        (38,420)        (55,655)        (68,696)           (984)         (1,086)
Transfers among the sub-accounts
  and with the Fixed Account - net      21,192,269      41,973,620      (6,766,031)     (6,676,833)       (216,805)        504,680
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             3,505,682      30,330,247     (16,901,666)    (17,940,023)       (401,962)        457,357
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        6,817,425      43,532,386     (12,926,232)    (13,965,321)       (359,946)        505,920

NET ASSETS AT BEGINNING OF PERIOD      106,501,409      62,969,023      81,915,806      95,881,127       1,997,073       1,491,153
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $  113,318,834  $  106,501,409  $   68,989,574  $   81,915,806  $    1,637,127  $    1,997,073
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            8,735,617       5,975,887       9,614,470      11,682,750         181,800         139,568
      Units issued                       4,254,315       7,781,072       1,747,133       5,504,291           8,118          64,958
      Units redeemed                    (3,949,379)     (5,021,342)     (3,445,562)     (7,572,571)        (44,057)        (22,726)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               9,040,553       8,735,617       7,916,041       9,614,470         145,861         181,800
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                              Investment                   Investment Trust                Investment Trust
                                                 Trust                        (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               LIT Money                 LIT Aggressive Growth                LIT Comstock
                                                Market                        (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005       2004 (aa) (af)       2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       37,667  $      (16,345) $     (369,272) $     (245,979) $   (2,391,341) $   (1,951,674)
Net realized gains (losses)                      -               -         489,367          71,071      12,095,847       3,155,244
Change in unrealized gains (losses)              -               -       1,834,989       2,320,351      (1,599,737)     27,176,662
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           37,667         (16,345)      1,955,084       2,145,443       8,104,769      28,380,232
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    19,056         228,366         909,403       1,949,664      66,544,104      39,031,601
Benefit payments                           (72,676)        (21,103)       (160,770)       (146,686)     (2,904,246)     (2,200,044)
Payments on termination                   (230,469)       (734,182)     (1,160,316)       (579,802)    (14,538,226)     (7,455,119)
Contract maintenance charge                (11,241)        (12,021)        (63,783)        (46,940)       (472,563)       (315,950)
Transfers among the sub-accounts
  and with the Fixed Account - net         738,085          46,935         964,118      14,134,722      24,120,339      41,439,920
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               442,755        (492,005)        488,652      15,310,958      72,749,408      70,500,408
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          480,422        (508,350)      2,443,736      17,456,401      80,854,177      98,880,640

NET ASSETS AT BEGINNING OF PERIOD        2,480,159       2,988,509      21,143,161       3,686,760     236,273,803     137,393,163
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    2,960,581  $    2,480,159  $   23,586,897  $   21,143,161  $  317,127,980  $  236,273,803
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              231,463         277,539       1,773,832         287,541      18,304,250      12,465,747
      Units issued                         197,140         210,417       1,204,947       2,524,606      14,315,172       9,271,887
      Units redeemed                      (155,903)       (256,493)     (1,157,864)     (1,038,315)     (8,674,619)     (3,433,384)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 272,700         231,463       1,820,915       1,773,832      23,944,803      18,304,250
                                    ==============  ==============  ==============  ==============  ==============  ==============

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                           Investment Trust                Investment Trust                Investment Trust
                                              (Class II)                      (Class II)                      (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                          LIT Emerging Growth            LIT Growth and Income             LIT Money Market
                                              (Class II)                      (Class II)                      (Class II)
                                    ------------------------------  ------------------------------  ------------------------------

                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $   (1,122,442) $   (1,023,718) $   (1,135,014) $     (912,739) $      213,297  $      (70,149)
Net realized gains (losses)                728,461         (33,914)      4,938,775       1,266,583               -               -
Change in unrealized gains (losses)      4,192,013       3,964,321       6,088,763      10,872,735               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        3,798,032       2,906,689       9,892,524      11,226,579         213,297         (70,149)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 6,584,735       8,290,755      29,556,707      32,748,763      11,222,329      14,925,855
Benefit payments                          (802,262)       (555,197)     (1,015,936)     (1,306,982)     (1,695,174)       (719,201)
Payments on termination                 (4,020,716)     (2,395,157)     (5,066,716)     (2,444,884)     (1,113,475)       (364,120)
Contract maintenance charge               (125,239)       (105,107)       (414,634)       (271,428)        (80,109)         (1,160)
Transfers among the sub-accounts
  and with the Fixed Account - net        (644,141)      1,426,109       5,721,573      12,104,751       4,165,000       3,878,613
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               992,377       6,661,403      28,780,994      40,830,220      12,498,571      17,719,987
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I                    -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        4,790,409       9,568,092      38,673,518      52,056,799      12,711,868      17,649,838

NET ASSETS AT BEGINNING OF PERIOD       63,974,244      54,406,152     108,454,462      56,397,663      17,649,838               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   68,764,653  $   63,974,244  $  147,127,980  $  108,454,462  $   30,361,706  $   17,649,838
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                            7,133,955       6,796,226       7,526,566       4,387,313       1,783,788               -
      Units issued                       1,588,489       1,795,187       4,622,612       4,954,943       2,532,404       2,741,008
      Units redeemed                    (1,764,452)     (1,457,458)     (2,691,544)     (1,815,690)     (1,271,352)       (957,220)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               6,957,992       7,133,955       9,457,634       7,526,566       3,044,840       1,783,788
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate Life issues the following variable annuity contracts through the
     Account: SelectDirections Variable Annuity, the Allstate Personal Retirement Manager, the Allstate Variable Annuity, the Morgan Stanley Variable Annuity II, the Morgan Stanley Variable Annuity II Asset Manager, Preferred Client Variable Annuity, the Morgan Stanley Variable Annuity 3, the Morgan Stanley Variable Annuity 3 AssetManager, the Allstate Advisor Variable Annuity, the Putnam Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, AIM Lifetime Plus(SM) II Variable Annuity, AIM Lifetime Enhanced Choice(SM) Variable Annuity, AIM Lifetime America Variable Annuity Series, the STI Classic Variable Annuity, the Allstate Provider Variable Annuity Series, the Allstate Provider, Scudder Horizon Advantage Variable Annuity, (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Allstate Advisor Variable Annuity, AIM Lifetime Plus(SM) Variable Annuity, and the AIM Lifetime Plus(SM) II Variable Annuity, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS            AIM VARIABLE INSURANCE FUNDS
       AIM V. I. Aggressive Growth             SERIES II (continued)
       AIM V. I. Basic Balanced                AIM V. I. Basic Balanced II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Balanced)                               Balanced II)
       AIM V. I. Basic Value                   AIM V. I. Basic Value II
       AIM V. I. Blue Chip                     AIM V. I. Blue Chip II
       AIM V. I. Capital Appreciation          AIM V. I. Capital Appreciation II
       AIM V. I. Capital Development           AIM V. I. Capital Development II
       AIM V. I. Core Equity                   AIM V. I. Core Equity II
       AIM V. I. Demographic Trends            AIM V. I. Demographic Trends II
         (Previously known as AIM V. I.          (Previously known as AIM V. I.
         Dent Demographics)                      Dent Demographics)
       AIM V. I. Diversified Income            AIM V. I. Diversified Income II
       AIM V. I. Global Utilities              AIM V. I. Global Utilities II
         (Merged into AIM V. I.                  (Merged into AIM V. I.
         Utilities on April 30, 2004)            Utilities II on April 30, 2004)
       AIM V. I. Government Securities         AIM V. I. Government
       AIM V. I. Growth                          Securities II
       AIM V. I. High Yield                    AIM V. I. Growth II
       AIM V. I. International Growth          AIM V. I. High Yield II
       AIM V. I. Mid Cap Core Equity           AIM V. I. International Growth II
       AIM V. I. Money Market                  AIM V. I. Mid Cap Core Equity II
       AIM V. I. New Technology                AIM V. I. Money Market II
         (Merged into AIM V. I.                AIM V. I. New Technology II
         Technology on April 30, 2004)           (Merged into AIM V. I.
       AIM V. I. Premier Equity                  Technology II on
       AIM V. I. Technology                      April 30, 2004)
       AIM V. I. Utilities                     AIM V. I. Premier Equity II
     AIM VARIABLE INSURANCE FUNDS SERIES II    AIM V. I. Technology II
       AIM V. I. Aggressive Growth II          AIM V. I. Utilities II

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     ALLIANCEBERNSTEIN VARIABLE PRODUCT    FRANKLIN TEMPLETON VARIABLE
      SERIES FUND                           INSURANCE PRODUCTS TRUST (CONTINUED)
       AllianceBernstein Growth                Franklin Small-Mid Cap Value
       AllianceBernstein Growth & Income         Securities (Previously known as
       AllianceBernstein International           Franklin Small Cap)
         Value                                 Franklin U.S. Government
       AllianceBernstein Large Cap Growth      Mutual Discovery
         (Previously known as                  Mutual Shares Securities
         AllianceBernstein Premier Growth)       Templeton Developing Markets
       AllianceBernstein Small/Mid Cap           Securities
         Value (Previously known as            Templeton Foreign Securities
         AllianceBernstein Small Cap Value)    Templeton Global Income
       AllianceBernstein Utility Income          Securities
       AllianceBernstein Value                 Templeton Growth Securities
     AMERICAN CENTURY VARIABLE PORTFOLIOS,   GOLDMAN SACHS VARIABLE INSURANCE
      INC.                                    TRUST
       American Century VP Balanced            VIT Capital Growth
       American Century VP International       VIT CORE Small Cap Equity
     DREYFUS SOCIALLY RESPONSIBLE GROWTH       VIT CORE U.S. Equity
      FUND, INC.                               VIT Growth and Income
       Dreyfus Socially Responsible Growth     VIT International Equity
         Fund                                  VIT Mid Cap Value
     DREYFUS STOCK INDEX FUND                JANUS ASPEN SERIES
       Dreyfus Stock Index Fund                Forty Portfolio (Previously known
     DREYFUS VARIABLE INVESTMENT FUND            as Capital Appreciation)
       VIF Growth & Income                   JANUS ASPEN SERIES (SERVICE SHARES)
       VIF Money Market                        Foreign Stock (Service Shares)
       VIF Small Company Stock                 Worldwide Growth (Service
     FEDERATED INSURANCE SERIES                  Shares)*
       Federated Prime Money Fund II         LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS      Emerging Markets
      FUND                                   LORD ABBETT SERIES FUND
       VIP Contrafund                          All Value
       VIP Equity-Income                       Bond-Debenture
       VIP Growth                              Growth and Income
       VIP High Income                         Growth Opportunities
       VIP Index 500                           Mid-Cap Value
       VIP Investment Grade Bond             LSA VARIABLE SERIES TRUST
       VIP Overseas                            LSA Aggressive Growth (Merged
     FIDELITY VARIABLE INSURANCE PRODUCTS        into Van Kampen LIT Aggressive
      FUND (SERVICE CLASS 2)                     Growth (Class II) on
       VIP Asset Manager Growth                  April 30, 2004)
         (Service Class 2)                     LSA Balanced (Merged into OpCap
       VIP Contrafund (Service Class 2)          Balanced on April 30, 2004)
       VIP Equity-Income (Service Class 2)     LSA Basic Value (Merged into AIM
       VIP Growth & Income (Service              V. I. Basic Value on
         Class 2)                                April 30, 2004)
       VIP Growth (Service Class 2)            LSA Blue Chip (Merged into Van
       VIP High Income (Service Class 2)         Kampen UIF Equity Growth on
       VIP Index 500 (Service Class 2)           April 30, 2004)
       VIP Investment Grade Bond               LSA Capital Appreciation (Merged
         (Service Class 2)                       into Capital Appreciation on
       VIP MidCap (Service Class 2)              April 30, 2004)
       VIP Overseas (Service Class 2)          LSA Capital Growth (Merged into
     FRANKLIN TEMPLETON VARIABLE INSURANCE       Van Kampen UIF Equity Growth on
      PRODUCTS TRUST                             April 30, 2004)
       Franklin Flex Cap Growth Securities     LSA Diversified Mid Cap (Merged
       Franklin Growth and Income                into Van Kampen UIF U.S. Mid
         Securities                              Cap Value on April 30, 2004)
       Franklin High Income                    LSA Emerging Growth Equity
       Franklin Income Securities                (Merged into Van Kampen LIT
       Franklin Large Cap Growth Securities      Aggressive Growth (Class II)
       Franklin Small Cap Value Securities       on April 30, 2004)
                                               LSA Equity Growth (Merged into
                                               Van Kampen UIF Equity Growth on
                                                 April 30, 2004)

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     LSA VARIABLE SERIES TRUST (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT
       LSA Mid Cap Value (Merged into Van    SERIES (CLASS Y SHARES) (CONTINUED)
         Kampen UIF U.S. Mid Cap Value on      Utilities (Class Y Shares)
         April 30, 2004)                     NEUBERGER & BERMAN ADVISORS
       LSA Value Equity (Merged into          MANAGEMENT TRUST
         Investors on April 30, 2004)          AMT Guardian
     MFS VARIABLE INSURANCE TRUST              AMT Mid-Cap Growth
       MFS Emerging Growth                     AMT Partners
       MFS High Income                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Investors Trust                     Oppenheimer Aggressive Growth
       MFS New Discovery                       Oppenheimer Balanced
       MFS Research                            Oppenheimer Capital Appreciation
       MFS Research Bond (Previously known     Oppenheimer Core Bond (Previously
         as MFS Bond)                            known as Oppenheimer Bond)
       MFS Utilities                           Oppenheimer Global Securities
     MFS VARIABLE INSURANCE TRUST              Oppenheimer High Income
      (SERVICE CLASS)                          Oppenheimer Main Street
       MFS Emerging Growth (Service Class)     Oppenheimer Main Street Small Cap
       MFS Investors Trust (Service Class)       Growth
       MFS New Discovery (Service Class)       Oppenheimer Strategic Bond
       MFS Research (Service Class)          OPPENHEIMER VARIABLE ACCOUNT FUNDS
       MFS Utilities (Service Class)          (SERVICE CLASS ("SC"))
     MORGAN STANLEY VARIABLE INVESTMENT        Oppenheimer Aggressive
      SERIES                                     Growth (SC)
       Aggressive Equity                       Oppenheimer Balanced (SC)
       Dividend Growth                         Oppenheimer Capital
       Equity                                    Appreciation (SC)
       European Growth                         Oppenheimer Core Bond (SC)
       Global Advantage                          (Previously known as
       Global Dividend Growth                    Oppenheimer Bond (SC))
       High Yield                              Oppenheimer Global
       Income Builder                            Securities (SC)
       Information                             Oppenheimer High Income (SC)
       Limited Duration                        Oppenheimer Main Street (SC)
       Money Market                            Oppenheimer Main Street Small Cap
       Pacific Growth (Closed on                 Growth (SC)
         April 30, 2004)                       Oppenheimer Strategic Bond (SC)
       Quality Income Plus                   PIMCO ADVISORS VARIABLE INSURANCE
       S&P 500 Index                          TRUST
       Strategist                              OpCap Balanced
       Utilities                               OpCap Small Cap
     MORGAN STANLEY VARIABLE INVESTMENT        PEA Science and Technology
      SERIES (CLASS Y SHARES)                  (Closed on May 1, 2005)
       Aggressive Equity (Class Y Shares)    PIMCO VARIABLE INSURANCE TRUST
       Dividend Growth (Class Y Shares)        Foreign Bond
       Equity (Class Y Shares)                 Money Market
       European Growth (Class Y Shares)        PIMCO Total Return
       Global Advantage (Class Y Shares)     PUTNAM VARIABLE TRUST
       Global Dividend Growth (Class Y         VT American Government Income
         Shares)                               VT Capital Appreciation
       High Yield (Class Y Shares)             VT Capital Opportunities
       Income Builder (Class Y Shares)         VT Discovery Growth
       Information (Class Y Shares)            VT Diversified Income
       Limited Duration (Class Y Shares)       VT Equity Income
       Money Market (Class Y Shares)           VT The George Putnam Fund of
       Pacific Growth (Class Y Shares)           Boston
         (Closed on April 30, 2004)            VT Global Asset Allocation
       Quality Income Plus (Class Y Shares)    VT Global Equity
       S&P 500 Index (Class Y Shares)          VT Growth and Income
       Strategist (Class Y Shares)             VT Growth Opportunities
                                               VT Health Sciences
                                               VT High Yield
                                               VT Income

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     PUTNAM VARIABLE TRUST (CONTINUED)       STI CLASSIC VARIABLE TRUST
       VT International Equity                (CONTINUED)
       VT International Growth and Income      STI Large Cap Value Equity
       VT International New Opportunities        (Previously Known as STI Value
       VT Investors                              Income Stock)
       VT Mid Cap Value                        STI Mid-Cap Equity
       VT Money Market                         STI Small Cap Value Equity
       VT New Opportunities                  THE UNIVERSAL INSTITUTIONAL FUNDS,
       VT New Value                           INC.
       VT OTC & Emerging Growth                Van Kampen UIF Emerging Markets
       VT Research                               Equity
       VT Small Cap Value                      Van Kampen UIF Equity Growth
       VT Utilities Growth and Income          Van Kampen UIF Fixed Income
       VT Vista                                Van Kampen UIF Global Value
       VT Voyager                                Equity
     RYDEX VARIABLE TRUST                      Van Kampen UIF High Yield
       Rydex OTC                               Van Kampen UIF International
     SALOMON BROTHERS VARIABLE SERIES            Magnum
      FUNDS, INC.                              Van Kampen UIF Mid Cap Growth
       All Cap                                 Van Kampen UIF U.S. Mid Cap Value
       Investors                               Van Kampen UIF U.S. Real Estate
     SCUDDER VARIABLE SERIES I                 Van Kampen UIF Value
       21st Century Growth (Merged into the  THE UNIVERSAL INSTITUTIONAL FUNDS,
         Small Cap Growth Sub-Account of      INC. (CLASS II)
         the Scudder Variable Series II on     Van Kampen UIF Emerging Markets
         April 29, 2005)                         Debt (Class II)
       Balanced (Merged into the Total         Van Kampen UIF Emerging Markets
         Return Sub-Account of the Scudder       Equity (Class II)
         Variable Series II on                 Van Kampen UIF Equity and Income
         April 29, 2005)                         (Class II)
       Bond                                    Van Kampen UIF Equity Growth
       Capital Growth                            (Class II)
       Global Discovery                        Van Kampen UIF Global Franchise
       Growth and Income                         (Class II)
       International                           Van Kampen UIF Mid Cap Growth
       Money Market                              (Class II)
     SCUDDER VARIABLE SERIES II                Van Kampen UIF Small Company
       Growth (Merged into the Capital           Growth (Class II)
         Growth Sub-Account of the Scudder     Van Kampen UIF U.S. Mid Cap Value
         Variable Series I on                    (Class II)
         April 29, 2005)                       Van Kampen UIF U.S. Real Estate
       Small Cap Growth                          (Class II)
       Total Return                          VAN KAMPEN LIFE INVESTMENT TRUST
     STI CLASSIC VARIABLE TRUST                LIT Comstock
       STI Capital Appreciation                LIT Emerging Growth
       STI International Equity                LIT Government
       STI Investment Grade Bond               LIT Money Market
       STI Large Cap Relative Value          VAN KAMPEN LIFE INVESTMENT TRUST
         (Previously known as STI Growth &    (CLASS II)
         Income)                               LIT Aggressive Growth (Class II)
                                               LIT Comstock (Class II)
                                               LIT Emerging Growth (Class II)
                                               LIT Growth and Income (Class II)
                                               LIT Money Market (Class II)

       *Fund was available, but had no assets at December 31, 2005

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account ("Fixed Account") described below, the latter being included in the general account of Allstate Life.

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate Life also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate Life.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     Effective January 1, 2005, Glenbrook Life and Annuity Company ("GLAC"), a formerly wholly owned subsidiary of Allstate Life, was merged into Allstate Life. In connection with this merger, Glenbrook Life and Annuity Company Separate Account A ("Separate Account A") and Glenbrook Life Multi-Manager Variable Account ("Multi-Manager"), former separate accounts of GLAC, merged into the Account at carrying value in accordance with the provisions of Statement of Financial Accounting Standard No. 141, ("SFAS No. 141"), "Business Combinations". The prior year statements of changes in net assets of the Account is presented on a combined basis as if the merger had occurred on January

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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     1, 2004. The Fixed Account of GLAC also merged on January 1, 2005 with the Fixed Account maintained by Allstate Life.

     Prior to the merger, the Account, Multi-Manager and Separate Account A offered 165, 96 and 36 variable sub-accounts, respectively. Forty-two sub-accounts offered by the Account and Multi-Manager prior to the merger were invested in the same underlying funds. Five sub-accounts offered by Separate Account A and Multi-Manager prior to the merger were invested in the same underlying funds. Thirteen of the sub-accounts offered by Separate Account A and the Account prior to the merger were invested in the same underlying funds. Upon completion of the merger on January 1, 2005, the Account offered 237 sub-accounts giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     The merger of the separate accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through Multi-Manager and Separate Account A did not change as a result of the merger with the Account. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the merger as of January 1, 2005.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Aggressive Growth                $                -   $           72,038   $       29,287,892   $       29,359,930
     AIM V. I. Basic Balanced                                    -            4,642,128           56,739,488           61,381,616
     AIM V. I. Basic Value                                   9,246                    -           33,652,165           33,661,411
     AIM V. I. Blue Chip                                         -                    -           23,985,160           23,985,160
     AIM V. I. Capital Appreciation                     33,659,120           11,989,399           85,163,902          130,812,421
     AIM V. I. Capital Development                               -                    -           23,186,341           23,186,341
     AIM V. I. Core Equity                               3,001,868            3,474,133          116,081,862          122,557,863
     AIM V. I. Demographic Trends                           13,497                5,832           12,429,582           12,448,911
     AIM V. I. Diversified Income                        1,590,505            1,289,803           27,326,056           30,206,364
     AIM V. I. Government Securities                             -              683,916           40,704,540           41,388,456
     AIM V. I. Growth                                   17,528,220            2,557,840           64,207,860           84,293,920
     AIM V. I. High Yield                                        -            1,801,442           17,633,002           19,434,444
     AIM V. I. International Growth                      1,552,213              119,860           45,886,925           47,558,998
     AIM V. I. Mid Cap Core Equity                       2,426,102                    -           23,191,356           25,617,458
     AIM V. I. Money Market                                      -                    -           25,036,975           25,036,975
     AIM V. I. Premier Equity                           45,765,775            6,713,048          119,878,293          172,357,116
     AIM V. I. Technology                                        -                    -            7,295,320            7,295,320
     AIM V. I. Utilities                                         -               21,452           11,581,592           11,603,044

AIM Variable Insurance Funds Series II
     AIM V. I. Aggressive Growth II                              -                    -              594,230              594,230
     AIM V. I. Basic Balanced II                                 -                    -            2,173,518            2,173,518
     AIM V. I. Basic Value II                           17,752,189                    -            3,115,837           20,868,026
     AIM V. I. Blue Chip II                                      -                    -            1,084,671            1,084,671
     AIM V. I. Capital Appreciation II                   6,761,877                    -              986,252            7,748,129
     AIM V. I. Capital Development II                            -                    -              420,643              420,643
     AIM V. I. Core Equity II                                    -                    -              491,481              491,481
     AIM V. I. Demographic Trends II                             -                    -              300,555              300,555
     AIM V. I. Diversified Income II                             -                    -              757,806              757,806
     AIM V. I. Government Securities II                          -                    -            2,411,465            2,411,465
     AIM V. I. Growth II                                         -                    -              345,405              345,405
     AIM V. I. High Yield II                                     -                    -              836,414              836,414
     AIM V. I. International Growth II                           -                    -              709,983              709,983
     AIM V. I. Mid Cap Core Equity II                    2,533,889                    -            1,705,295            4,239,184
     AIM V. I. Money Market II                                   -                    -            5,631,556            5,631,556
     AIM V. I. Premier Equity II                         3,828,760                    -              534,667            4,363,427
     AIM V. I. Technology II                                     -                    -              144,474              144,474
     AIM V. I. Utilities II                                      -                    -              455,948              455,948

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series
  Fund
    AllianceBernstein Growth                    $       49,045,897   $                -   $                -   $       49,045,897
    AllianceBernstein Growth & Income                  224,697,812                    -                    -          224,697,812
    AllianceBernstein Large Cap Growth                  43,142,161                    -                    -           43,142,161
    AllianceBernstein Small/Mid Cap Value               25,975,968                    -                    -           25,975,968

American Century Variable Portfolios, Inc.
       American Century VP Balanced                              -               61,633                    -               61,633
       American Century VP International                         -               62,743                    -               62,743

Dreyfus Socially Responsible Growth Fund,
  Inc.
       Dreyfus Socially Responsible Growth
        Fund                                                     -              256,552                    -              256,552

Dreyfus Stock Index Fund
       Dreyfus Stock Index Fund                                  -            2,143,582                    -            2,143,582

Dreyfus Variable Investment Fund
       VIF Growth & Income                                       -              372,934                    -              372,934
       VIF Money Market                                          -            1,199,876                    -            1,199,876
       VIF Small Company Stock                                   -               82,410                    -               82,410

Federated Insurance Series
       Federated Prime Money Fund II                             -            8,836,349                    -            8,836,349

Fidelity Variable Insurance Products Fund
       VIP Contrafund                                    7,933,382            7,033,893                    -           14,967,275
       VIP Equity-Income                                         -            6,225,965                    -            6,225,965
       VIP Growth                                        5,259,272            5,672,859                    -           10,932,131
       VIP High Income                                   1,894,611            2,335,514                    -            4,230,125
       VIP Index 500                                     8,057,497            6,812,073                    -           14,869,570
       VIP Investment Grade Bond                         5,521,888                    -                    -            5,521,888
       VIP Overseas                                      2,037,453            1,005,303                    -            3,042,756

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
  (Service Class 2)
     VIP Asset Manager Growth (Service
       Class 2)                                 $                -   $           31,685   $                -   $           31,685
     VIP Contrafund (Service Class 2)                            -            1,375,651                    -            1,375,651
     VIP Equity-Income (Service Class 2)                     2,399            3,421,758                    -            3,424,157
     VIP Growth (Service Class 2)                                -              820,021                    -              820,021
     VIP High Income (Service Class 2)                           -            1,334,568                    -            1,334,568
     VIP Index 500 (Service Class 2)                             -            1,862,022                    -            1,862,022
     VIP Investment Grade Bond (Service
       Class 2)                                             25,464                    -                    -               25,464
     VIP Overseas (Service Class 2)                          7,172               61,780                    -               68,952

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Growth and Income Securities              74,265,618                    -                    -           74,265,618
     Franklin High Income                                8,292,944                    -                    -            8,292,944
     Franklin Income Securities                         31,764,441                    -                    -           31,764,441
     Franklin Large Cap Growth Securities                1,849,878                    -                    -            1,849,878
     Franklin Small Cap Value Securities                39,167,211                    -                    -           39,167,211
     Franklin Small-Mid Cap Growth Securities            3,519,201              398,539                    -            3,917,740
     Franklin U.S. Government                            7,220,714                    -                    -            7,220,714
     Mutual Shares Securities                           76,611,138            1,538,147                    -           78,149,285
     Templeton Developing Markets Securities            14,590,934               40,548                    -           14,631,482
     Templeton Foreign Securities                       37,138,587              321,105                    -           37,459,692
     Templeton Global Income Securities                  2,997,709            1,802,382                    -            4,800,091
     Templeton Growth Securities                                 -            6,817,061                    -            6,817,061

Goldman Sachs Variable Insurance Trust
     VIT Capital Growth                                          -               82,716                    -               82,716
     VIT CORE Small Cap Equity                                   -              445,912                    -              445,912
     VIT CORE U.S. Equity                                        -              338,359                    -              338,359
     VIT Growth and Income                                       -                8,895                    -                8,895
     VIT International Equity                                    -               31,401                    -               31,401
     VIT Mid Cap Value                                           -                9,376                    -                9,376

Janus Aspen Series
     Forty Portfolio                                        18,890                    -                    -               18,890

Janus Aspen Series (Service Shares)
     Foreign Stock (Service Shares)                         38,377                    -                    -               38,377

Lazard Retirement Series, Inc
     Emerging Markets                                        9,358                    -                    -                9,358

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
     All Value                                  $        1,849,904   $                -   $                -   $        1,849,904
     Bond-Debenture                                      2,625,017                    -                    -            2,625,017
     Growth and Income                                   3,949,662                    -                    -            3,949,662
     Growth Opportunities                                  752,565                    -                    -              752,565
     Mid-Cap Value                                       4,573,758                    -                    -            4,573,758

MFS Variable Insurance Trust
     MFS Emerging Growth                                         -            2,925,935                    -            2,925,935
     MFS High Income                                       959,039                    -                    -              959,039
     MFS Investors Trust                                 2,845,169            1,033,239                    -            3,878,408
     MFS New Discovery                                   3,447,150              553,377                    -            4,000,527
     MFS Research                                                -            1,983,488                    -            1,983,488
     MFS Research Bond                                   3,437,670                    -                    -            3,437,670
     MFS Utilities                                               -               96,108                    -               96,108

MFS Variable Insurance Trust (Service Class)
     MFS Emerging Growth (Service Class)                         -              704,344                    -              704,344
     MFS Investors Trust (Service Class)                         -              789,898                    -              789,898
     MFS New Discovery (Service Class)                       5,306            1,070,264                    -            1,075,570
     MFS Research (Service Class)                                -              429,854                    -              429,854
     MFS Utilities (Service Class)                             146              635,044                    -              635,190

Morgan Stanley Variable Investment Series
     Aggressive Equity                                  36,091,030                    -                    -           36,091,030
     Dividend Growth                                   696,585,712                    -                    -          696,585,712
     Equity                                            511,428,457                    -                    -          511,428,457
     European Growth                                   167,620,425                    -                    -          167,620,425
     Global Advantage                                   22,062,533                    -                    -           22,062,533
     Global Dividend Growth                            201,476,062                    -                    -          201,476,062
     High Yield                                         46,919,424                    -                    -           46,919,424
     Income Builder                                     46,417,818                    -                    -           46,417,818
     Information                                         4,090,637                    -                    -            4,090,637
     Limited Duration                                   50,056,065                    -                    -           50,056,065
     Money Market                                      166,791,898                    -                    -          166,791,898
     Quality Income Plus                               276,599,874                    -                    -          276,599,874
     S&P 500 Index                                     122,995,932                    -                    -          122,995,932
     Strategist                                        325,335,650                    -                    -          325,335,650
     Utilities                                         157,839,934                    -                    -          157,839,934

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)         $       26,130,880   $                -   $                -   $       26,130,880
     Dividend Growth (Class Y Shares)                  132,692,555                    -                    -          132,692,555
     Equity (Class Y Shares)                           112,119,813                    -                    -          112,119,813
     European Growth (Class Y Shares)                   41,305,428                    -                    -           41,305,428
     Global Advantage (Class Y Shares)                  10,869,074                    -                    -           10,869,074
     Global Dividend Growth (Class Y Shares)            65,870,779                    -                    -           65,870,779
     High Yield (Class Y Shares)                        37,266,741                    -                    -           37,266,741
     Income Builder (Class Y Shares)                    46,473,158                    -                    -           46,473,158
     Information (Class Y Shares)                       12,763,255                    -                    -           12,763,255
     Limited Duration (Class Y Shares)                 120,213,202                    -                    -          120,213,202
     Money Market (Class Y Shares)                      85,984,232                    -                    -           85,984,232
     Quality Income Plus (Class Y Shares)              170,080,756                    -                    -          170,080,756
     S&P 500 Index (Class Y Shares)                    151,930,221                    -                    -          151,930,221
     Strategist (Class Y Shares)                        95,971,639                    -                    -           95,971,639
     Utilities (Class Y Shares)                         29,342,690                    -                    -           29,342,690

Neuberger & Berman Advisors Management Trust
     AMT Guardian                                                -                9,831                    -                9,831
     AMT Mid-Cap Growth                                          -               28,268                    -               28,268
     AMT Partners                                                -              139,906                    -              139,906

Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth                               -            2,955,618                    -            2,955,618
     Oppenheimer Balanced                                        -           12,084,259                    -           12,084,259
     Oppenheimer Capital Appreciation                    7,132,146            7,821,216                    -           14,953,362
     Oppenheimer Core Bond                               5,253,410                    -                    -            5,253,410
     Oppenheimer Global Securities                       6,645,404            4,783,095                    -           11,428,499
     Oppenheimer High Income                             2,117,025                    -                    -            2,117,025
     Oppenheimer Main Street                                     -           10,776,866                    -           10,776,866
     Oppenheimer Main Street Small Cap Growth            4,484,107                    -                    -            4,484,107
     Oppenheimer Strategic Bond                                  -            7,815,547                    -            7,815,547

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (Service
  Class("SC"))
     Oppenheimer Aggressive Growth (SC)         $       13,793,546   $                -   $                -   $       13,793,546
     Oppenheimer Balanced (SC)                          35,401,428                    -                    -           35,401,428
     Oppenheimer Capital Appreciation (SC)              40,076,483                    -                    -           40,076,483
     Oppenheimer Core Bond (SC)                            687,384                    -                    -              687,384
     Oppenheimer Global Securities (SC)                 27,890,132                    -                    -           27,890,132
     Oppenheimer High Income (SC)                       31,835,272                    -                    -           31,835,272
     Oppenheimer Main Street (SC)                       57,933,031                    -                    -           57,933,031
     Oppenheimer Main Street Small Cap
       Growth (SC)                                      29,516,472                    -                    -           29,516,472
     Oppenheimer Strategic Bond (SC)                    78,448,551                    -                    -           78,448,551

PIMCO Advisors Variable Insurance Trust
     OpCap Balanced                                          9,780                    -                    -                9,780
     OpCap Small Cap                                         1,926                    -                    -                1,926
     PEA Science and Technology                                582                    -                    -                  582

PIMCO Variable Insurance Trust
     Foreign Bond                                            1,864                    -                    -                1,864
     Money Market                                           17,721                    -                    -               17,721
     PIMCO Total Return                                      1,295                    -                    -                1,295

Putnam Variable Trust
     VT American Government Income                      66,002,940                    -                    -           66,002,940
     VT Capital Appreciation                            17,376,314                    -                    -           17,376,314
     VT Capital Opportunities                            3,507,570                    -                    -            3,507,570
     VT Discovery Growth                                19,285,920              854,262                    -           20,140,182
     VT Diversified Income                              91,198,261            1,195,363                    -           92,393,624
     VT Equity Income                                   21,401,747                    -                    -           21,401,747
     VT The George Putnam Fund of Boston               235,336,125                    -                    -          235,336,125
     VT Global Asset Allocation                         30,774,382                    -                    -           30,774,382
     VT Global Equity                                   57,171,548                    -                    -           57,171,548
     VT Growth and Income                              637,531,260              652,623                    -          638,183,883
     VT Growth Opportunities                            26,207,648              161,251                    -           26,368,899
     VT Health Sciences                                 79,100,607              745,203                    -           79,845,810
     VT High Yield                                     100,363,378                    -                    -          100,363,378
     VT Income                                         201,495,962                    -                    -          201,495,962
     VT International Equity                           247,462,666                9,401                    -          247,472,067
     VT International Growth and Income                 51,803,152                    -                    -           51,803,152
     VT International New Opportunities                 29,412,105                    -                    -           29,412,105

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Investors                               $      177,118,270   $                -   $                -   $      177,118,270
     VT Mid Cap Value                                    8,269,199                    -                    -            8,269,199
     VT Money Market                                    77,879,396                    -                    -           77,879,396
     VT New Opportunities                              128,470,658                    -                    -          128,470,658
     VT New Value                                      143,706,436              745,285                    -          144,451,721
     VT OTC & Emerging Growth                           34,312,633                    -                    -           34,312,633
     VT Research                                       104,559,846               77,343                    -          104,637,189
     VT Small Cap Value                                176,588,005                    -                    -          176,588,005
     VT Utilities Growth and Income                     47,880,540                    -                    -           47,880,540
     VT Vista                                           98,090,013                    -                    -           98,090,013
     VT Voyager                                        386,064,936                    -                    -          386,064,936

Rydex Variable Trust
     Rydex OTC                                                  55                    -                    -                   55

Salomon Brothers Variable Series Funds Inc.
     All Cap                                                 6,259                    -                    -                6,259
     Investors                                               7,811                    -                    -                7,811

Scudder Variable Series I
     21st Century Growth                                         -              807,577                    -              807,577
     Balanced                                                    -            2,769,618                    -            2,769,618
     Bond                                                        -            1,351,132                    -            1,351,132
     Capital Growth                                              -            1,991,103                    -            1,991,103
     Global Discovery                                            -            1,767,630                    -            1,767,630
     Growth and Income                                           -            1,339,732                    -            1,339,732
     International                                               -              735,852                    -              735,852
     Money Market                                                -              903,229                    -              903,229

Scudder Variable Series II
     Growth                                                      -              781,611                    -              781,611

STI Classic Variable Trust
     STI Capital Appreciation                              601,322           41,277,701                    -           41,879,023
     STI International Equity                               36,597            5,675,992                    -            5,712,589
     STI Investment Grade Bond                           1,068,868           14,555,135                    -           15,624,003
     STI Large Cap Relative Value                          905,570            4,304,143                    -            5,209,713
     STI Large Cap Value Equity                            669,710           34,869,773                    -           35,539,483
     STI Mid-Cap Equity                                    443,459           12,116,741                    -           12,560,200
     STI Small Cap Value Equity                            548,175           11,314,639                    -           11,862,814

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. COMPLETED MERGER (CONTINUED)

                           NET ASSETS OF SUB-ACCOUNTS
      GIVING EFFECT TO THE MULTI-MANAGER AND GLAC SEPARATE ACCOUNT A MERGER
                                 JANUARY 1, 2005

                                                                          Pre-Merger                              Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate          Glenbrook Life     Glenbrook Life and        Allstate
                                                Financial Advisors      Multi-Manager      Annuity Company     Financial Advisors
SUB-ACCOUNT                                     Separate Account I    Variable Account    Separate Account A   Separate Account I
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity     $       43,013,304   $                -   $                -   $       43,013,304
     Van Kampen UIF Equity Growth                       69,607,508              441,167                    -           70,048,675
     Van Kampen UIF Fixed Income                                 -            2,892,396                    -            2,892,396
     Van Kampen UIF Global Value Equity                          -               41,421                    -               41,421
     Van Kampen UIF High Yield                             351,012                    -                    -              351,012
     Van Kampen UIF International Magnum                34,028,495                    -                    -           34,028,495
     Van Kampen UIF Mid Cap Growth                      36,518,025                    -                    -           36,518,025
     Van Kampen UIF U.S. Mid Cap Value                 140,654,318              812,251                    -          141,466,569
     Van Kampen UIF U.S. Real Estate                    73,133,501              167,768                    -           73,301,269
     Van Kampen UIF Value                                        -              337,218                    -              337,218

The Universal Institutional Funds, Inc.
  (Class II)
     Van Kampen UIF Emerging Markets Debt
       (Class II)                                       17,170,732                    -                    -           17,170,732
     Van Kampen UIF Emerging Markets Equity
       (Class II)                                        8,467,470                    -                    -            8,467,470
     Van Kampen UIF Equity and Income
       (Class II)                                       23,296,056                    -                    -           23,296,056
     Van Kampen UIF Equity Growth  (Class II)           16,667,717                    -                    -           16,667,717
     Van Kampen UIF Global Franchise
       (Class II)                                       32,544,431                    -                    -           32,544,431
     Van Kampen UIF Mid Cap Growth
       (Class II)                                       21,019,279                    -                    -           21,019,279
     Van Kampen UIF Small Company Growth
       (Class II)                                       23,918,179                    -                    -           23,918,179
     Van Kampen UIF U.S. Mid Cap Value
       (Class II)                                       39,035,145                    -                    -           39,035,145
     Van Kampen UIF U.S. Real Estate
       (Class II)                                       62,735,067                    -                    -           62,735,067

Van Kampen Life Investment Trust
     LIT Comstock                                      106,501,409                    -                    -          106,501,409
     LIT Emerging Growth                                81,915,806                    -                    -           81,915,806
     LIT Government                                      1,997,073                    -                    -            1,997,073
     LIT Money Market                                    2,480,159                    -                    -            2,480,159

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                   21,143,161                    -                    -           21,143,161
     LIT Comstock (Class II)                           236,273,803                    -                    -          236,273,803
     LIT Emerging Growth (Class II)                     63,974,244                    -                    -           63,974,244
     LIT Growth and Income (Class II)                  108,454,462                    -                    -          108,454,462
     LIT Money Market (Class II)                        17,649,838                    -                    -           17,649,838
                                                ------------------   ------------------   ------------------   ------------------
       TOTAL NET ASSETS                         $    9,729,737,593   $      298,545,220   $      785,968,511   $   10,814,251,324
                                                ==================   ==================   ==================   ==================

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to these Contracts is 0.19%. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate Life deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
       AIM V. I. Aggressive Growth                                                 $       940,083
       AIM V. I. Basic Balanced (a)                                                      3,373,556
       AIM V. I. Basic Value                                                             5,404,585
       AIM V. I. Blue Chip                                                                 887,538
       AIM V. I. Capital Appreciation                                                    9,244,317
       AIM V. I. Capital Development                                                     3,775,111
       AIM V. I. Core Equity                                                             3,210,384
       AIM V. I. Demographic Trends (b)                                                    485,594
       AIM V. I. Diversified Income                                                      4,528,086
       AIM V. I. Government Securities                                                   2,772,517
       AIM V. I. Growth                                                                  7,272,055
       AIM V. I. High Yield                                                              3,005,280
       AIM V. I. International Growth                                                    7,041,222
       AIM V. I. Mid Cap Core Equity                                                    18,952,049
       AIM V. I. Money Market                                                           12,442,001
       AIM V. I. Premier Equity                                                          8,959,940
       AIM V. I. Technology                                                                343,450
       AIM V. I. Utilities                                                               3,245,063

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
       AIM V. I. Aggressive Growth II                                                       37,404
       AIM V. I. Basic Balanced II (c)                                                     159,633
       AIM V. I. Basic Value II                                                          4,227,074
       AIM V. I. Blue Chip II                                                               31,369
       AIM V. I. Capital Appreciation II                                                   529,199
       AIM V. I. Capital Development II                                                     87,720
       AIM V. I. Core Equity II                                                             27,507
       AIM V. I. Demographic Trends II (d)                                                  15,954
       AIM V. I. Diversified Income II                                                      74,272
       AIM V. I. Government Securities II                                                  170,175
       AIM V. I. Growth II                                                                  18,028
       AIM V. I. High Yield II                                                             142,012
       AIM V. I. International Growth II                                                   194,543
       AIM V. I. Mid Cap Core Equity II                                                  6,460,171
       AIM V. I. Money Market II                                                         5,038,215
       AIM V. I. Premier Equity II                                                         938,625

(a) Previously known as AIM V. I. Balanced
(b) Previously known as AIM V. I. Dent Demographics
(c) Previously known as AIM V. I. Balanced II
(d) Previously known as AIM V. I. Dent Demographics II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts
     (continued):
       AIM V. I. Technology II                                                     $         3,766
       AIM V. I. Utilities II                                                               79,080

Investments in the AllianceBernstein Variable Product
     Series Fund Sub-Accounts:
       AllianceBernstein Growth                                                         35,697,545
       AllianceBernstein Growth & Income                                                34,195,535
       AllianceBernstein International Value (e)                                        23,091,288
       AllianceBernstein Large Cap Growth (f)                                           11,484,649
       AllianceBernstein Small/Mid Cap Value  (g)                                       30,629,162
       AllianceBernstein Utility Income (e)                                              5,182,022
       AllianceBernstein Value (e)                                                       2,352,193

Investments in the American Century Variable Portfolios,
     Inc Sub-Accounts:
       American Century VP Balanced                                                          1,128
       American Century VP International                                                       725

Investments in the Dreyfus Socially Responsible Growth
     Fund, Inc. Sub-Account:
       Dreyfus Socially Responsible Growth Fund                                              1,026

Investments in the Dreyfus Stock Index Fund Sub-Account:
       Dreyfus Stock Index Fund                                                            149,368

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
       VIF Growth & Income                                                                   5,789
       VIF Money Market                                                                    193,784
       VIF Small Company Stock                                                               3,784

Investments in the Federated Insurance Series Sub-Account:
       Federated Prime Money Fund II                                                     2,991,038

Investments in the Fidelity Variable Insurance Products
     Fund Sub-Accounts:
       VIP Contrafund                                                                    2,219,070

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Fidelity Variable Insurance
     Products Fund Sub-Accounts (continued):
       VIP Equity-Income                                                           $       633,613
       VIP Growth                                                                          279,971
       VIP High Income                                                                     827,682
       VIP Index 500                                                                     1,276,511
       VIP Investment Grade Bond                                                           648,210
       VIP Overseas                                                                        554,493

Investments in the Fidelity Variable Insurance Products
     Fund (Service Class 2) Sub-Accounts:
       VIP Asset Manager Growth (Service Class 2)                                           50,079
       VIP Contrafund (Service Class 2)                                                 36,802,501
       VIP Equity-Income (Service Class 2)                                                 594,209
       VIP Growth & Income (Service Class 2) (e)                                        10,885,432
       VIP Growth (Service Class 2)                                                         42,342
       VIP High Income (Service Class 2)                                                 9,261,667
       VIP Index 500 (Service Class 2)                                                     146,241
       VIP Investment Grade Bond (Service Class 2)                                           1,597
       VIP Mid Cap (Service Class 2) (e)                                                12,787,615
       VIP Overseas (Service Class 2)                                                        1,194

Investments in the Franklin Templeton Variable Insurance
     Products Trust Sub-Accounts:
       Franklin Flex Cap Growth Securities (e)                                           2,238,620
       Franklin Growth and Income Securities                                            20,708,326
       Franklin High Income                                                             29,515,227
       Franklin Income Securities                                                      141,447,409
       Franklin Large Cap Growth Securities                                             29,289,927
       Franklin Small Cap Value Securities                                              30,942,150
       Franklin Small-Mid Cap Growth Securities (h)                                        246,529
       Franklin U.S. Government                                                         11,069,985
       Mutual Discovery (e)                                                              4,214,426
       Mutual Shares Securities                                                         85,243,520
       Templeton Developing Markets Securities                                          20,112,114
       Templeton Foreign Securities                                                    119,545,596
       Templeton Global Income Securities                                                  791,525
       Templeton Growth Securities                                                         688,663

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
       VIT Capital Growth                                                                       98

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(h) Previously known as Franklin Small Cap

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Goldman Sachs Variable
     Insurance Trust Sub-Accounts (continued):
       VIT CORE Small Cap Equity                                                   $    22,618,572
       VIT CORE U.S. Equity                                                             11,400,668
       VIT Growth and Income                                                             7,369,653
       VIT International Equity                                                                 90
       VIT Mid Cap Value                                                                12,308,176

Investments in the Janus Aspen Series Sub-Account:
       Forty Portfolio (i)                                                                      70

Investments in the Janus Aspen Series (Service Shares) Sub-Account:
       Foreign Stock (Service Shares)                                                          299

Investments in the Lazard Retirement Series, Inc. Sub-Account:
       Emerging Markets                                                                      8,610

Investments in the Lord Abbett Series Fund Sub-Accounts:
       All Value                                                                         7,063,620
       Bond-Debenture                                                                   17,054,245
       Growth and Income                                                                22,266,058
       Growth Opportunities                                                              4,792,108
       Mid-Cap Value                                                                    34,191,889

Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Emerging Growth                                                                  61,723
       MFS High Income                                                                      79,551
       MFS Investors Trust                                                                 175,379
       MFS New Discovery                                                                   189,602
       MFS Research                                                                         33,575
       MFS Research Bond (j)                                                               268,066
       MFS Utilities                                                                        99,125

Investments in the MFS Variable Insurance Trust (Service
     Class) Sub-Accounts:
       MFS Emerging Growth (Service Class)                                                   9,446
       MFS Investors Trust (Service Class)                                                   4,423
       MFS New Discovery (Service Class)                                                    88,031
       MFS Research (Service Class)                                                          5,743

(i) Previously known as Capital Appreciation
(j) Previously known as MFS Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the MFS Variable Insurance Trust
     (Service Class) Sub-Accounts (continued):
       MFS Utilities (Service Class)                                               $       687,115

Investments in the Morgan Stanley Variable Investment
     Series Sub-Accounts:
       Aggressive Equity                                                                 7,550,805
       Dividend Growth                                                                  32,448,956
       Equity                                                                           22,606,278
       European Growth                                                                  11,049,206
       Global Advantage                                                                  1,921,576
       Global Dividend Growth                                                           15,135,355
       High Yield                                                                       14,439,447
       Income Builder                                                                    5,033,159
       Information                                                                       1,779,062
       Limited Duration                                                                 11,804,110
       Money Market                                                                    186,596,920
       Quality Income Plus                                                              35,852,128
       S&P 500 Index                                                                    12,508,062
       Strategist                                                                       44,614,169
       Utilities                                                                        13,579,512

Investments in the Morgan Stanley Variable Investment
     Series (Class Y Shares) Sub-Accounts:
       Aggressive Equity (Class Y Shares)                                                2,618,980
       Dividend Growth (Class Y Shares)                                                 21,279,025
       Equity (Class Y Shares)                                                          14,507,024
       European Growth (Class Y Shares)                                                  2,183,267
       Global Advantage (Class Y Shares)                                                   488,416
       Global Dividend Growth (Class Y Shares)                                          13,334,710
       High Yield (Class Y Shares)                                                       5,947,247
       Income Builder (Class Y Shares)                                                   6,418,785
       Information (Class Y Shares)                                                        360,429
       Limited Duration (Class Y Shares)                                                35,544,972
       Money Market (Class Y Shares)                                                    79,941,252
       Quality Income Plus (Class Y Shares)                                             86,883,979
       S&P 500 Index (Class Y Shares)                                                   37,579,640
       Strategist (Class Y Shares)                                                      20,855,929
       Utilities (Class Y Shares)                                                        6,321,268

Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts:
       AMT Guardian                                                                              -

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Accounts (continued):
       AMY Mid-Cap Growth                                                          $             -
       AMT Partners                                                                          1,501

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
       Oppenheimer Aggressive Growth                                                        91,705
       Oppenheimer Balanced                                                              1,469,755
       Oppenheimer Capital Appreciation                                                    622,574
       Oppenheimer Core Bond (k)                                                           440,239
       Oppenheimer Global Securities                                                       997,256
       Oppenheimer High Income                                                             305,090
       Oppenheimer Main Street                                                             663,369
       Oppenheimer Main Street Small Cap Growth                                            484,376
       Oppenheimer Strategic Bond                                                        1,061,459

Investments in the Oppenheimer Variable Account Funds
     (Service Class ("SC")) Sub-Accounts:
       Oppenheimer Aggressive Growth (SC)                                                6,104,033
       Oppenheimer Balanced (SC)                                                        10,734,214
       Oppenheimer Capital Appreciation (SC)                                            31,139,676
       Oppenheimer Core Bond (SC) (l)                                                    6,688,900
       Oppenheimer Global Securities (SC)                                                9,869,359
       Oppenheimer High Income (SC)                                                     12,210,317
       Oppenheimer Main Street (SC)                                                     32,289,932
       Oppenheimer Main Street Small Cap Growth (SC)                                    15,484,250
       Oppenheimer Strategic Bond (SC)                                                  46,876,444

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
       OpCap Balanced                                                                          548
       OpCap Small Cap                                                                         272
       PEA Science and Technology (m)                                                            -

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
       Foreign Bond                                                                          1,224
       Money Market                                                                          1,445
       PIMCO Total Return                                                                    9,439

(k) Previously known as Oppenheimer Bond
(l) Previously known as Oppenheimer Bond (SC)
(m) For the period beginning January 1, 2005 and ended May 1, 2005

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Putnam Variable Trust Sub-Accounts:
       VT American Government Income                                               $     6,351,619
       VT Capital Appreciation                                                           1,937,023
       VT Capital Opportunities                                                          3,475,014
       VT Discovery Growth                                                                 236,015
       VT Diversified Income                                                            13,263,175
       VT Equity Income                                                                  9,270,165
       VT George Putnam Fund of Boston (The)                                            37,818,251
       VT Global Asset Allocation                                                       11,977,732
       VT Global Equity                                                                  1,910,824
       VT Growth and Income                                                             33,825,883
       VT Growth Opportunities                                                           1,359,545
       VT Health Sciences                                                                3,084,090
       VT High Yield                                                                    25,895,376
       VT Income                                                                        43,036,249
       VT International Equity                                                          46,580,891
       VT International Growth and Income                                                8,479,020
       VT International New Opportunities                                                8,352,156
       VT Investors                                                                     10,803,966
       VT Mid Cap Value                                                                  7,699,761
       VT Money Market                                                                  96,047,183
       VT New Opportunities                                                              2,717,235
       VT New Value                                                                     47,594,055
       VT OTC & Emerging Growth                                                            779,187
       VT Research                                                                       3,550,559
       VT Small Cap Value                                                               21,942,918
       VT Utilities Growth and Income                                                    7,351,297
       VT Vista                                                                          6,977,298
       VT Voyager                                                                       26,959,672

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC                                                                             3,403

Investments in the Salomon Brothers Variable Series Funds
     Inc. Sub-Accounts:
       All Cap                                                                                 148
       Investors                                                                               185

Investments in the Scudder Variable Series I Sub-Accounts:
       21st Century Growth (n)                                                                   -

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in the Scudder Variable Series I Sub-Accounts (continued):
       Balanced (o)                                                                $       271,582
       Bond                                                                                149,396
       Capital Growth (p)                                                                  826,791
       Global Discovery                                                                    229,296
       Growth and Income                                                                    59,603
       International                                                                       117,095
       Money Market                                                                        268,149

Investments in the Scudder Variable Series II Sub-Accounts:
       Growth (p)                                                                           11,396
       Small Cap Growth (e) (n)                                                            715,381
       Total Return (e) (o)                                                              2,795,421

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                                                            530,434
       STI International Equity                                                            418,523
       STI Investment Grade Bond                                                         1,357,099
       STI Large Cap Relative Value (q)                                                    796,973
       STI Large Cap Value Equity (r)                                                      987,944
       STI Mid-Cap Equity                                                                  542,903
       STI Small Cap Value Equity                                                        1,911,416

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
       Van Kampen UIF Emerging Markets Equity                                           23,043,381
       Van Kampen UIF Equity Growth                                                     12,933,888
       Van Kampen UIF Fixed Income                                                         184,721
       Van Kampen UIF Global Value Equity                                                    4,551
       Van Kampen UIF High Yield                                                             1,472
       Van Kampen UIF International Magnum                                              13,361,386
       Van Kampen UIF Mid Cap Growth                                                    18,941,417
       Van Kampen UIF Mid Cap Value                                                     24,811,400
       Van Kampen UIF U.S. Real Estate                                                  10,336,811
       Van Kampen UIF Value                                                                 54,853

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                   ---------------
Investments in The Universal Institutional Funds, Inc. (Class II)
    Sub-Accounts:
       Van Kampen UIF Emerging Markets Debt (Class II)                             $    12,442,712
       Van Kampen UIF Emerging Markets Equity (Class II)                                17,148,539
       Van Kampen UIF Equity and Income (Class II)                                      48,311,920
       Van Kampen UIF Equity Growth (Class II)                                           6,047,798
       Van Kampen UIF Global Franchise (Class II)                                       55,885,011
       Van Kampen UIF Mid Cap Growth (Class II)                                         23,397,176
       Van Kampen UIF Small Company Growth (Class II)                                    5,995,670
       Van Kampen UIF U.S. Mid Cap Value (Class II)                                     32,405,550
       Van Kampen UIF U.S. Real Estate (Class II)                                       38,461,381

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
       LIT Comstock                                                                     40,182,612
       LIT Emerging Growth                                                              12,677,670
       LIT Government                                                                      151,239
       LIT Money Market                                                                  2,150,685

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
       LIT Aggressive Growth (Class II)                                                  9,167,428
       LIT Comstock (Class II)                                                         152,937,336
       LIT Emerging Growth (Class II)                                                   13,809,523
       LIT Growth and Income (Class II)                                                 57,033,376
       LIT Money Market (Class II)                                                      21,549,893
                                                                                   ---------------

                                                                                   $ 3,057,368,734
                                                                                   ===============

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

              Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

              The 2004, 2003, 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Glenbrook Life Multi-Manager Variable Account, and Glenbrook Life and Annuity Company Separate Account A (see
              Note 3).

              Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth
      2005                         2,454  $  9.23  -  $ 12.43  $   26,951           0.00%    1.10%  -    1.85%    3.79%  -    4.59%
      2004                         2,810     8.89  -     9.06      29,360           0.00     1.35   -    1.85     9.74   -   10.29
      2003                         3,183     8.11  -     8.22      30,014           0.00     1.35   -    1.85    24.33   -   24.97
      2002                         3,586     6.52  -     6.57      27,034           0.00     1.35   -    1.85   -24.10   -  -23.71
      2001                         4,048     8.59  -     8.62      39,930           0.00     1.35   -    1.85   -14.11   -  -13.82
    AIM V. I. Basic
     Balanced (a)
      2005                         5,030     9.21  -    11.57      54,653           1.36     1.10   -    1.85     3.35   -    4.14
      2004                         5,868     8.91  -    10.52      61,381           1.36     1.15   -    1.85     5.53   -    6.29
      2003                         6,229     8.45  -     9.90      61,441           1.93     1.15   -    1.85    14.21   -   15.03
      2002                         6,588     7.40  -     8.61      56,747           2.53     1.15   -    1.85   -18.63   -  -18.05
      2001                         7,285     9.09  -    10.50      76,880           1.97     1.15   -    1.85   -12.44   -   -9.10
    AIM V. I. Basic Value
      2005                         2,572    12.78  -    13.11      33,202           0.09     1.10   -    1.70     3.96   -    4.58
      2004 (s)                     2,711    10.80  -    10.80      33,661           0.00     1.50   -    1.50     8.03   -    8.03
      2003                         2,385    11.26  -    11.41      27,024           0.04     1.10   -    1.70    31.38   -   32.17
      2002                         1,908     8.57  -     8.63      16,403           0.00     1.10   -    1.70   -23.46   -  -23.00
      2001 (ak)                      538    11.19  -    11.21       6,024           0.20     1.10   -    1.70    11.93   -   12.10
    AIM V. I. Blue Chip
      2005                         3,256     6.31  -     6.50      20,821           0.54     1.10   -    1.70     1.76   -    2.37
      2004                         3,828     6.20  -     6.35      23,985           0.10     1.10   -    1.70     2.91   -    3.53
      2003                         4,128     6.03  -     6.13      25,059           0.00     1.10   -    1.70    23.04   -   23.78
      2002                         3,992     4.90  -     4.95      19,643           0.00     1.10   -    1.70   -27.41   -  -26.97
      2001                         4,266     6.75  -     6.78      28,830           0.02     1.10   -    1.70   -23.39   -  -23.85
    AIM V. I. Capital
     Appreciation
      2005                        11,585     7.59  -    11.34     116,355           0.06     0.70   -    2.30     6.34   -    8.08
      2004                        13,758     7.02  -    10.66     130,812           0.00     0.70   -    2.30     4.17   -    5.88
      2003                        15,663     6.63  -    10.23     144,505           0.00     0.70   -    2.30    26.54   -   28.62
      2002                        16,790     5.15  -     8.09     135,169           0.00     0.70   -    2.30   -24.88   -  -19.13
      2001                        18,433     6.86  -     9.21     192,283           0.00     0.70   -    2.20   -23.82   -   -7.94
    AIM V. I. Capital
     Development
      2005                         1,693    11.42  -    16.04      25,091           0.00     1.10   -    1.70     7.76   -    8.41
      2004                         1,701    10.60  -    14.79      23,186           0.00     1.10   -    1.70    13.55   -   14.24
      2003                         1,672     9.34  -    12.95      19,887           0.00     1.10   -    1.70    33.08   -   33.88
      2002                         1,636     7.02  -     9.67      14,596           0.00     1.10   -    1.70   -22.68   -  -22.22
      2001                         1,603     9.07  -    12.44      18,336           0.00     1.10   -    1.70    -9.64   -   -9.10

(a) Previously known as AIM V. I. Balanced
(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Core Equity
      2005                         8,733  $  9.47  -  $ 11.54  $  106,417           1.40%    1.10%  -    1.85%    3.37%  -    4.16%
      2004                        10,304     8.59  -     8.77     122,558           0.96     1.25   -    1.65     7.19   -    7.62
      2003                        11,986     8.01  -     8.15     133,799           0.99     1.25   -    1.65    22.39   -   22.88
      2002                        13,618     6.54  -     6.63     124,901           0.35     1.25   -    1.65   -16.97   -  -16.63
      2001                        16,359     7.88  -     7.96     181,764           0.07     1.25   -    1.65   -24.11   -  -23.80
    AIM V. I. Demographic
     Trends (b)
      2005                         1,839     5.47  -     5.56       9,996           0.00     1.10   -    1.70     4.42   -    5.05
      2004                         2,399    12.01  -    12.01      12,449           0.00     1.50   -    1.50     6.63   -    6.63
      2003                         2,638    11.27  -    11.27      12,838           0.00     1.50   -    1.50    35.41   -   35.41
      2002                         2,600     8.32  -     8.32       9,329           0.00     1.50   -    1.50   -33.22   -  -33.22
      2001                         3,269    12.46  -    12.46      17,533           0.00     1.50   -    1.50    24.59   -   24.59
    AIM V. I. Diversified
     Income
      2005                         2,286    11.30  -    11.31      26,844           5.89     1.10   -    1.85     1.00   -    1.78
      2004                         2,591    11.38  -    11.51      30,207           5.86     1.25   -    1.45     3.52   -    3.73
      2003                         2,854    11.00  -    11.09      32,380           7.09     1.25   -    1.45     7.67   -    7.88
      2002                         2,990    10.21  -    10.28      31,766           9.05     1.25   -    1.45     0.83   -    1.03
      2001                         2,998    10.13  -    10.18      31,974           9.05     1.25   -    1.45     2.09   -    2.30
    AIM V. I. Global Utilities
      2004 (t)                         -      N/A  -      N/A           -           6.79     1.35   -    1.37      N/A   -     N/A
      2003                         1,175     8.35  -     8.92      10,363           3.78     1.35   -    1.37    17.42   -   17.44
      2002                         1,350     7.11  -     7.59      10,289           2.97     1.35   -    1.37   -26.55   -  -26.53
      2001                         1,759    10.30  -    10.34      18,375           1.19     1.35   -    1.45   -28.90   -    2.97
    AIM V. I. Government
     Securities
      2005                         2,587    12.05  -    12.88      33,125           2.90     1.10   -    1.70    -0.05   -    0.55
      2004                         3,234    11.81  -    12.39      41,389           3.54     1.15   -    1.65     0.89   -    1.39
      2003                         4,156    11.70  -    12.22      52,569           2.41     1.15   -    1.65    -0.58   -   -0.09
      2002                         5,485    11.77  -    12.23      69,826           2.36     1.15   -    1.65     8.34   -   17.73
      2001                         3,522    11.29  -    11.69      41,517           2.06     1.15   -    1.45     4.87   -    5.19
    AIM V. I. Growth
      2005                        10,078     5.53  -     8.50      74,629           0.00     0.70   -    2.20     5.15   -    6.73
      2004                        11,996     5.19  -     8.08      84,294           0.00     0.70   -    2.20     5.87   -    7.47
      2003                        13,667     4.83  -     7.63      91,409           0.00     0.70   -    2.20    28.39   -   30.32
      2002                        14,025     3.70  -     5.94      76,215           0.00     0.70   -    2.20   -32.48   -  -31.45
      2001                        15,844     5.40  -     8.80     131,577           0.26     0.70   -    2.20   -34.35   -  -11.96

(b) Previously known as AIM V. I. Dent Demographics
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. High Yield
      2005                         1,578  $  9.87  -  $ 12.03  $   15,601           8.13%    1.10%  -    1.85%    0.82%  -    1.60%
      2004                         1,993    10.98  -    11.94      19,434           2.86     1.15   -    1.85     9.19   -    9.98
      2003                         2,276     9.99  -    10.93      20,211           7.73     1.15   -    1.85    25.67   -   26.58
      2002                         2,040     7.89  -     8.70      14,346           0.00     1.15   -    1.85    -7.58   -   -6.91
      2001                         2,165     8.48  -     9.41      16,423          15.34     1.15   -    1.85    -6.09   -   -5.88
    AIM V. I. International
     Growth
      2005                         3,971    12.44  -    12.52      53,896           0.66     1.10   -    1.85    16.64   -   25.24
      2004                         3,969    10.37  -    10.60      47,559           0.64     1.25   -    1.65    21.98   -   22.47
      2003                         4,237     8.50  -     8.65      42,319           0.52     1.25   -    1.65    26.95   -   27.46
      2002                         4,867     6.70  -     6.79      38,977           0.64     1.25   -    1.65   -17.06   -  -16.72
      2001                         5,721     8.07  -     8.15      55,760           0.42     1.25   -    1.65   -24.79   -  -24.49
    AIM V. I. Mid Cap
     Core Equity
      2005                         2,172    11.35  -    15.08      30,351           0.55     1.10   -    2.20     5.29   -    6.44
      2004                         1,876    10.78  -    10.84      25,617           0.40     1.28   -    2.20     7.76   -    8.43
      2003                         1,375    12.42  -    12.58      17,193           0.00     1.10   -    1.70    25.17   -   25.92
      2002                         1,065     9.92  -     9.99      10,608           0.00     1.10   -    1.70   -12.60   -  -12.07
      2001 (ak)                      298    11.35  -    11.37       3,387           0.23     1.10   -    1.70    13.50   -   13.67
    AIM V. I. Money Market
      2005                         1,793    10.25  -    11.42      20,186           2.40     1.10   -    1.70     0.79   -    1.40
      2004                         2,239    10.17  -    11.26      25,037           0.63     1.10   -    1.70    -1.01   -   -0.41
      2003                         3,415    10.27  -    11.30      38,378           0.60     1.10   -    1.70    -1.12   -   -0.52
      2002                         5,698    10.39  -    11.36      64,346           1.16     1.10   -    1.70    -0.52   -    0.08
      2001                         5,843    10.44  -    11.36      66,237           3.58     1.10   -    1.70     1.87   -    2.48
    AIM V. I. New
     Technology
      2004 (u)                         -      N/A  -      N/A           -           0.00     1.10   -    1.70      N/A   -     N/A
      2003                         1,274     2.93  -     8.61       7,994           0.00     1.10   -    1.70    49.82   -   50.72
      2002                         1,370     1.95  -     5.71       5,420           0.00     1.10   -    1.70   -46.06   -  -45.73
      2001                         1,591     3.62  -    10.52      11,615           1.82     1.10   -    1.70   -48.36   -  -48.05
    AIM V. I. Premier Equity
      2005                        15,763     7.16  -     8.34     145,943           0.77     0.70   -    2.20     3.36   -    4.92
      2004                        19,269     6.82  -    10.04     172,357           0.43     0.70   -    2.20     3.45   -    5.03
      2003                        23,027     6.49  -     7.80     199,189           0.29     0.70   -    2.20    22.36   -   24.21
      2002                        26,097     5.23  -     6.37     185,363           0.39     0.70   -    2.20   -31.78   -  -30.75
      2001                        29,658     7.55  -     9.34     316,661           0.17     0.70   -    2.20   -13.18   -   -6.61

(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Technology
      2005                           536  $ 11.12  -  $ 11.23  $    5,997           0.00%    1.10%  -    1.70%    0.47%  -    1.06%
      2004 (u) (v)                   657    11.07  -    11.12       7,295           0.00     1.10   -    1.70    10.71   -   11.17
    AIM V. I. Utilities
      2005                           999    14.02  -    14.17      14,081           2.50     1.10   -    1.70    14.87   -   15.56
      2004 (t) (v)                   948    12.24  -    12.24      11,603           0.00     1.35   -    1.37    22.36   -   22.38

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Aggressive
     Growth II
      2005                            56    11.19  -    11.51         633           0.00     1.30   -    2.00     3.44   -    4.18
      2004                            54    10.82  -    11.05         594           0.00     1.30   -    2.00     9.24   -   10.02
      2003                            55     9.90  -    10.04         549           0.00     1.30   -    2.00    23.82   -   24.71
      2002 (am)                       31     8.00  -     8.05         253           0.00     1.30   -    2.00   -20.01   -  -19.50
    AIM V. I. Basic
     Balanced II (c)
      2005                           204    10.10  -    10.42       2,103           1.22     1.30   -    2.10     2.84   -    3.65
      2004                           218     9.82  -    10.05       2,174           1.46     1.30   -    2.10     4.99   -    5.85
      2003                           183     9.35  -     9.50       1,730           2.99     1.30   -    2.10    -6.50   -   14.64
      2002 (am)                       41     8.23  -     8.29         338           5.20     1.30   -    2.00   -17.69   -  -17.14
    AIM V. I. Basic
     Value II
      2005                         1,573    14.20  -    14.71      21,968           0.00     1.29   -    2.59     2.71   -    4.07
      2004                         1,550    13.83  -    14.14      20,868           0.00     1.29   -    2.59     7.97   -    9.41
      2003                           825    12.81  -    12.92       9,910           0.00     1.29   -    2.59    28.08   -   29.22
      2002 (am)                      113     7.61  -     7.66         864           0.00     1.30   -    2.00   -23.90   -  -23.35
    AIM V. I. Blue Chip II
      2005                           106     9.67  -     9.98       1,044           0.33     1.30   -    2.10     1.14   -    1.95
      2004                           112     9.56  -     9.78       1,085           0.00     1.30   -    2.10     2.09   -    2.93
      2003                           100     9.36  -     9.51         951           0.00     1.30   -    2.10    -6.40   -   23.19
      2002 (am)                       30     7.67  -     7.72         230           0.00     1.30   -    2.00   -23.32   -  -22.83

(c) Previously known as AIM V. I. Balanced II
(t) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities
(u) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Capital
     Appreciation II
      2005                           570  $ 13.32  -  $ 13.80  $    7,538           0.00%    1.29%  -    2.59%    5.77%  -    7.18%
      2004                           629    12.59  -    12.88       7,748           0.00     1.29   -    2.59     3.58   -    4.96
      2003                           463    12.16  -    12.27       5,418           0.00     1.29   -    2.59    21.60   -   22.68
      2002 (am)                       36     7.40  -     7.45         268           0.00     1.30   -    2.00   -26.03   -  -25.50
    AIM V. I. Capital
     Development II
      2005                            42    12.30  -    12.65         523           0.00     1.30   -    2.00     7.09   -    7.86
      2004                            36    11.49  -    11.73         421           0.00     1.30   -    2.00    12.96   -   13.77
      2003                            31    10.17  -    10.31         319           0.00     1.30   -    2.00    32.35   -   33.29
      2002 (am)                       22     7.68  -     7.74         173           0.00     1.30   -    2.00   -23.18   -  -22.63
    AIM V. I. Core Equity II
      2005                            43    11.01  -    11.33         478           1.23     1.30   -    2.00     2.99   -    3.72
      2004                            45    10.69  -    10.92         491           0.90     1.30   -    2.00     6.50   -    7.26
      2003                            35    10.04  -    10.18         357           1.26     1.30   -    2.00    21.67   -   22.54
      2002 (am)                       13     8.25  -     8.31         109           0.73     1.30   -    2.00   -17.48   -  -16.89
    AIM V. I. Demographic
     Trends II (d)
      2005                            30     9.82  -    10.10         303           0.00     1.30   -    2.00     3.96   -    4.70
      2004                            31     9.45  -     9.65         301           0.00     1.30   -    2.00     5.74   -    6.50
      2003                            33     8.93  -     9.06         297           0.00     1.30   -    2.00   -10.67   -   35.52
      2002 (am)                       14     6.66  -     6.69          92           0.00     1.30   -    1.70   -33.41   -  -33.14
    AIM V. I. Diversified
     Income II
      2005                            66    10.94  -    11.29         732           5.93     1.30   -    2.10     0.55   -    1.35
      2004                            69    10.88  -    11.14         758           6.48     1.30   -    2.10     2.50   -    3.33
      2003                            53    10.62  -    10.78         567          10.25     1.30   -    2.10     6.18   -    7.60
      2002 (am)                        8     9.97  -    10.02          76          14.95     1.30   -    1.90    -0.33   -    0.22
    AIM V. I. Global Utilities II
      2004 (w)                         -      N/A  -      N/A           -           7.39     1.30   -    1.85      N/A   -     N/A
      2003                            31     9.13  -     9.23         283           5.14     1.30   -    1.85    -8.68   -   17.39
      2002 (am)                       10     7.84  -     7.86          80           6.44     1.30   -    1.60   -21.59   -  -21.38

(d) Previously known as AIM V. I. Dent Demographics II
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Government
     Securities II
      2005                           202  $ 10.51  -  $ 10.85  $    2,177           2.87%    1.30%  -    2.10%   -0.67%  -    0.10%
      2004                           224    10.58  -    10.84       2,411           3.52     1.30   -    2.10     0.12   -    0.94
      2003                           224    10.57  -    10.74       2,401           2.56     1.30   -    2.10    -0.39   -    5.68
      2002 (am)                      174    10.71  -    10.78       1,872           3.61     1.30   -    2.00     7.07   -    7.83
    AIM V. I. Growth II
      2005                            32     9.62  -     9.90         312           0.00     1.30   -    2.00     5.02   -    5.78
      2004                            37     9.16  -     9.36         345           0.00     1.30   -    2.00     5.84   -    6.60
      2003                            40     8.66  -     8.78         351           0.00     1.30   -    2.00    28.26   -   29.18
      2002 (am)                       30     6.75  -     6.80         201           0.00     1.30   -    2.00   -32.49   -  -32.01
    AIM V. I. High Yield II
      2005                            64    12.67  -    13.03         830           8.84     1.30   -    2.00     0.40   -    1.11
      2004                            65    12.62  -    12.88         836           3.17     1.30   -    2.00     8.91   -    9.69
      2003                            52    11.59  -    11.74         613          10.77     1.30   -    2.00    25.33   -   26.23
      2002 (am)                       14     9.24  -     9.30         131           0.00     1.30   -    2.00    -7.55   -   -6.96
    AIM V. I. International
     Growth II
      2005                            66    14.53  -    14.95         973           0.64     1.30   -    2.00    15.36   -   16.18
      2004                            56    12.59  -    12.87         710           0.59     1.30   -    2.00    21.23   -   22.10
      2003                            37    10.39  -    10.54         392           0.51     1.30   -    2.00     3.88   -   26.93
      2002 (am)                        7     8.25  -     8.30          61          36.64     1.30   -    1.90   -17.49   -  -16.98
    AIM V. I. Mid Cap
     Core Equity II
      2005                           637    11.24  -    11.46       7,457           0.37     1.29   -    2.44     4.66   -    5.89
      2004                           375    10.74  -    10.83       4,239           0.04     1.29   -    2.44     7.41   -    8.26
      2003                           130    10.84  -    10.99       1,419           0.00     1.30   -    2.00    24.52   -   25.41
      2002 (am)                       69     8.70  -     8.76         599           0.00     1.30   -    2.00   -12.98   -  -12.36
    AIM V. I. Money Market II
      2005                           286     9.44  -     9.87       2,794           2.16     1.30   -    2.40    -5.63   -    0.95
      2004                           580     9.48  -     9.78       5,632           0.61     1.30   -    2.30    -5.17   -   -0.87
      2003                           185     9.72  -     9.86       1,820           0.27     1.30   -    2.00    -1.68   -   -0.98
      2002 (am)                      764     9.89  -     9.96       7,592           0.76     1.30   -    2.00    -1.11   -   -0.41
    AIM V. I. New
     Technology II
      2004 (x)                         -      N/A  -      N/A           -           0.00     1.30   -    2.00      N/A   -     N/A
      2003                            10     8.82  -     8.94          87           0.00     1.30   -    2.00   -11.81   -   49.98
      2002 (am)                        2     5.94  -     5.96          13           0.00     1.30   -    1.70   -40.62   -  -40.40

(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
    AIM V. I. Premier
     Equity II
      2005                           386  $ 12.32  -  $ 12.76  $    4,641           0.64%    1.29%  -    2.59%    2.64%  -    4.01%
      2004                           376    12.00  -    12.27       4,364           0.38     1.29   -    2.59     2.76   -    4.13
      2003                           262    11.68  -    11.78       2,871           0.39     1.29   -    2.59    16.81   -   17.85
      2002 (am)                       35     6.82  -     6.87         237           0.77     1.30   -    1.90   -31.77   -  -31.35
    AIM V. I. Technology II
      2005                            12    11.01  -    11.14         132           0.00     1.30   -    2.00    -0.06   -    0.63
      2004 (v) (x)                    13    11.01  -    11.07         144           0.00     1.30   -    2.00    10.13   -   10.66
    AIM V. I. Utilities II
      2005                            39    13.93  -    14.06         550           2.37     1.30   -    1.85    14.41   -   15.04
      2004 (v) (w)                    37    12.17  -    12.22         456           0.00     1.30   -    1.85    21.75   -   22.20

Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
     Growth
      2005                         6,832     7.79  -    15.01      64,949           0.00     0.70   -    2.59     8.75   -   10.86
      2004                         6,175     7.03  -    13.80      49,046           0.00     0.70   -    2.59    11.56   -   13.73
      2003                         4,787     6.18  -    12.37      31,863           0.00     0.70   -    2.59    23.69   -   33.76
      2002                         2,805     4.62  -     6.39      12,173           0.00     0.70   -    2.20   -29.83   -  -28.77
      2001                         2,582     6.49  -     9.10      15,817           0.22     0.70   -    2.20   -35.14   -   -8.99
    AllianceBernstein
     Growth & Income
      2005                        17,601    13.47  -    13.57     207,806           1.29     0.70   -    2.59     1.89   -    3.87
      2004                         19688    13.07  -    13.22     224,698           0.73     0.70   -    2.59     8.34   -   10.45
      2003                        20,088    11.83  -    12.20     207,152           0.79     0.70   -    2.59    22.04   -   31.26
      2002                        17,354     8.05  -     9.01     135,646           0.58     0.70   -    2.30   -22.81   -  -19.52
      2001                        14,042     9.49  -    11.68     145,030           0.47     0.70   -    2.20    -5.10   -   -0.55
    AllianceBernstein
     International Value
      2005 (e)                     1,299    11.80  -    11.90      15,418           0.09     1.29   -    2.59    17.97   -   19.02

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(w) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(x) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(am) For the period beginning January 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts (continued):
    AllianceBernstein
     Large Cap Growth (f)
      2005                         6,159  $  7.37  -  $ 13.47  $   46,607           0.00%    0.70%  -    2.59%   11.88%  -   14.04%
      2004                         6,506     6.47  -    12.04      43,142           0.00     0.70   -    2.59     5.54   -    7.59
      2003                         7,152     6.01  -    11.41      42,433           0.00     0.70   -    2.59    14.10   -   22.51
      2002                         6,459     4.91  -     6.28      29,035           0.00     0.70   -    2.20   -32.35   -  -31.32
      2001                         5,850     7.14  -     9.29      38,131           0.00     0.70   -    2.20   -17.98   -   -7.12
    AllianceBernstein
     Small/Mid Cap Value (g)
      2005                         2,513    16.29  -    16.88      41,919           0.56     1.29   -    2.59     3.88   -    5.26
      2004                         1,633    15.68  -    16.03      25,976           0.08     1.29   -    2.59    15.99   -   17.54
      2003 (an)                    1,000    13.52  -    13.64      13,601           0.10     1.29   -    2.59    35.21   -   36.42
    AllianceBernstein
     Utility Income
      2005 (e)                       290    10.89  -    10.98       3,174           0.29     1.29   -    2.44     8.92   -    9.78
    AllianceBernstein Value
      2005 (e)                       135    10.66  -    10.76       1,449           0.52     1.29   -    2.59     6.62   -    7.57

Investments in the American
  Century Variable Portfolios,
  Inc. Sub-Accounts:
    American Century VP
     Balanced
      2005                             4    14.08  -    14.20          53           1.94     1.35   -    1.45     3.43   -    3.53
      2004                             5    13.61  -    13.72          62           1.91     1.35   -    1.45     8.20   -    8.31
      2003                             7    12.58  -    12.66          85           3.54     1.35   -    1.45    17.74   -   17.86
      2002                            11    10.69  -    10.75         114           2.80     1.35   -    1.45   -10.86   -  -10.77
      2001                            12    11.99  -    12.04         142           3.62     1.35   -    1.45    -4.94   -   -4.84
    American Century VP
     International
      2005                             2    13.22  -    13.33          26           1.65     1.35   -    1.45    11.63   -   11.74
      2004                             5    11.84  -    11.93          63           0.66     1.35   -    1.45    13.27   -   13.38
      2003                             9    10.46  -    10.52          90           0.70     1.35   -    1.45    22.72   -   22.84
      2002                             9     8.52  -     8.57          73           0.88     1.35   -    1.45   -21.52   -  -21.44
      2001                            12    10.86  -    10.91         128           0.09     1.35   -    1.45   -30.20   -  -30.13

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as AllianceBernstein Premier Growth
(g) Previously known as AllianceBernstein Small Cap Value
(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Socially Responsible
  Growth Fund, Inc.
  Sub-Account:
    Dreyfus Socially
     Responsible Growth
     Fund
      2005                            31  $  5.91  -  $  9.12  $      256           0.00%    1.15%  -    1.65%    1.92%  -    2.43%
      2004                            31     5.80  -     8.90         257           0.35     1.15   -    1.65     4.47   -    5.00
      2003                            39     5.55  -     8.48         320           0.11     1.15   -    1.65    23.94   -   24.56
      2002                            39     4.48  -     6.81         259           0.27     1.15   -    1.65   -30.11   -  -29.76
      2001                            26     6.41  -     9.69         264           0.06     1.15   -    1.65   -35.90   -  -23.47

Investments in the Dreyfus
  Stock Index Fund
  Sub-Account:
    Dreyfus Stock Index
     Fund
      2005                           163     9.66  -    11.13       1,717           1.54     1.15   -    1.85     2.76   -    3.50
      2004                           211     9.40  -    10.76       2,144           1.74     1.15   -    1.85     8.59   -    9.38
      2003                           244     8.66  -     9.83       2,329           1.45     1.15   -    1.85    25.99   -   26.90
      2002                           249     6.87  -     7.75       1,907           1.46     1.15   -    1.85   -23.80   -  -23.25
      2001                           185     9.02  -    10.10       1,997           1.52     1.15   -    1.85   -13.19   -   -9.82

Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts:
    VIF Growth & Income
      2005                            31     8.89  -    11.07         328           1.30     1.15   -    1.85     1.45   -    2.17
      2004                            36     8.76  -    10.83         373           1.19     1.15   -    1.85     5.48   -    6.24
      2003                            41     8.31  -    10.19         398           0.81     1.15   -    1.85    24.23   -   25.12
      2002                            42     6.69  -     8.15         340           0.60     1.15   -    1.85   -33.13   -  -26.18
      2001                            45     8.68  -    11.04         498           0.46     1.15   -    1.85   -13.17   -   -6.93
    VIF Money Market
      2005                            89     9.90  -    11.32         941           2.51     1.15   -    1.85     0.76   -    1.49
      2004                           114     9.83  -    11.16       1,200           0.75     1.15   -    1.85    -1.06   -   -0.35
      2003                           149     9.93  -    11.19       1,570           0.71     1.15   -    1.85    -1.17   -   -0.45
      2002                           242    10.05  -    11.25       2,652           1.38     1.15   -    1.85    -0.41   -    0.30
      2001                           146    10.09  -    11.21       1,612           3.00     1.15   -    1.85     0.90   -   12.11

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Dreyfus
  Variable Investment Fund
  Sub-Accounts (continued):
    VIF Small Company
     Stock
      2005                             5  $ 15.47  -  $ 15.96  $       73           0.00%    1.15%  -    1.59%   -0.68%  -   -0.25%
      2004                             5    15.58  -    16.00          82           0.00     1.15   -    1.59    16.65   -   60.02
      2003                             5    13.13  -    13.35          70           0.12     1.35   -    1.59    40.69   -   41.02
      2002                             5     9.49  -     9.67          46           0.24     1.15   -    1.59   -20.98   -  -20.63
      2001                             5    12.01  -    12.18          65           0.07     1.15   -    1.59    -3.10   -   -2.67

Investments in the Federated
  Insurance Series
  Sub-Account:
    Federated Prime
     Money Fund II
      2005                           573     9.88  -    10.92       6,335           2.59     1.15   -    1.85     0.81   -    1.53
      2004                           804     9.81  -    10.76       8,836           0.75     1.15   -    1.85    -1.05   -   -0.34
      2003                         1,183     9.91  -    10.79      13,266           0.74     1.15   -    1.85    -1.18   -   -0.47
      2002                         1,791     9.93  -    10.84      20,576           1.46     1.15   -    2.05    -0.68   -    0.24
      2001                         1,471    10.00  -    10.82      17,249           3.33     1.15   -    2.05     0.02   -    2.57

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
      2005                         1,152    11.73  -    17.23      16,506           0.28     1.15   -    1.65    15.03   -   15.60
      2004                         1,201    11.68  -    11.93      14,967           0.30     1.25   -    1.65    13.59   -   14.04
      2003                         1,176    10.28  -    10.46      12,924           0.40     1.25   -    1.65    26.36   -   26.87
      2002                         1,102     8.14  -     8.25       9,612           0.80     1.25   -    1.65   -10.83   -  -10.48
      2001                         1,118     9.12  -     9.21      10,961           0.42     1.25   -    1.65   -13.69   -  -13.34
    VIP Equity-Income
      2005                           413    11.65  -    13.54       5,397           1.69     1.15   -    1.65     4.14   -    4.66
      2004                           497    11.19  -    12.94       6,226           1.55     1.15   -    1.65     9.70   -   10.25
      2003                           540    10.20  -    11.74       6,144           1.74     1.15   -    1.65    28.20   -   28.84
      2002                           564     7.96  -     9.11       4,999           1.85     1.15   -    1.65   -18.31   -  -17.90
      2001                           596     9.74  -    11.10       6,486           1.45     1.15   -    1.65    -6.52   -   -6.05
    VIP Growth
      2005                         1,080     6.45  -    10.58       9,443           0.51     1.15   -    1.65     4.07   -    4.59
      2004                         1,318     8.03  -     8.21      10,932           0.26     1.25   -    1.65     1.69   -    2.09
      2003                         1,416     7.90  -     8.04      11,525           0.24     1.25   -    1.65    30.68   -   31.20
      2002                         1,472     6.04  -     6.13       9,106           0.25     1.25   -    1.65   -31.25   -  -30.98
      2001                         1,626     8.79  -     8.88      14,635           0.05     1.25   -    1.65   -19.01   -  -18.68

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts (continued):
    VIP High Income
      2005                           379  $ 10.00  -  $ 10.56  $    3,766          14.71%    1.15%  -    1.65%    1.02%  -    1.53%
      2004                           431     9.32  -     9.42       4,231           7.36     1.25   -    1.45     8.02   -    8.23
      2003                           419     8.55  -     8.70       3,829           5.19     1.25   -    1.65   -14.50   -   25.69
      2002                           302     6.88  -     6.92       2,204           9.55     1.25   -    1.45     1.95   -    2.16
      2001                           307     6.71  -     6.78       2,211           8.48     1.25   -    1.65   -32.87   -  -12.84
    VIP Index 500
      2005                         1,435     8.27  -     8.78      13,080           1.82     1.15   -    1.65     3.11   -    3.63
      2004                         1,696     9.04  -     9.24      14,869           1.23     1.25   -    1.65     8.81   -    9.24
      2003                         1,649     8.31  -     8.46      13,238           1.26     1.25   -    1.65    26.31   -   26.82
      2002                         1,566     6.58  -     6.67       9,849           1.16     1.25   -    1.65   -23.52   -  -23.22
      2001                         1,504     8.60  -     8.69      12,205           0.69     1.25   -    1.65   -13.55   -  -13.20
    VIP Investment Grade
     Bond
      2005                           352    13.61  -    13.96       4,901           3.72     1.25   -    1.65     0.52   -    0.93
      2004                           400    13.53  -    13.83       5,522           4.00     1.25   -    1.65     2.75   -    3.16
      2003                           379    13.17  -    13.41       5,070           3.99     1.25   -    1.65     3.48   -    3.90
      2002                           394    12.73  -    12.90       5,077           3.02     1.25   -    1.65     8.54   -    8.97
      2001                           267    11.73  -    11.84       3,154           2.84     1.25   -    1.65     6.68   -    7.11
    VIP Overseas
      2005                           314     9.64  -    11.61       3,514           0.65     1.15   -    1.65    17.10   -   17.69
      2004                           325     9.91  -    10.13       3,042           1.09     1.25   -    1.65    -0.88   -   12.22
      2003                           330     8.87  -     9.03       2,750           0.73     1.25   -    1.65   -11.32   -   41.59
      2002                           338     6.33  -     6.37       1,970           0.80     1.25   -    1.45   -21.43   -  -21.27
      2001                           379     8.02  -     8.10       2,738           3.42     1.25   -    1.65   -22.47   -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Asset Manager
     Growth (Service
     Class 2)
      2005                             5    10.07  -    10.19          49           1.48     1.35   -    1.60     1.91   -    2.17
      2004                             3     9.88  -     9.97          32           2.11     1.35   -    1.60     3.94   -    4.20
      2003                             3     9.51  -     9.57          31           2.24     1.35   -    1.60    21.06   -   21.37
      2002                             3     7.85  -     7.89          21           1.99     1.35   -    1.60   -21.47   -  -16.96
      2001 (al)                        2     9.48  -     9.50          16           0.00     1.35   -    1.60    -5.19   -   -5.03

(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Contrafund
     (Service Class 2)
      2005                         2,203  $ 11.81  -  $ 11.92  $   26,417           0.01%    1.29%  -    2.59%   18.12%  -   19.17%
      2004                           114    11.90  -    12.13       1,376           0.21     1.35   -    1.85    13.03   -   13.60
      2003                           118    10.67  -    12.68       1,256           0.28     1.35   -    2.05    25.57   -   26.47
      2002                           103     8.44  -    10.10         867           0.51     1.35   -    2.05   -11.46   -  -10.83
      2001 (al)                       44     9.46  -    11.41         412           0.00     1.35   -    2.05    -5.35   -   14.09
    VIP Equity-Income
     (Service Class 2)
      2005                           314    11.23  -    12.40       3,533           1.43     1.35   -    2.00     4.15   -   23.99
      2004                           316    12.53  -    12.53       3,424           1.36     1.50   -    1.50     9.57   -    9.57
      2003                           338    11.44  -    11.44       3,338           2.73     1.50   -    1.50    28.08   -   28.08
      2002                           319     8.93  -     8.93       2,450           0.53     1.50   -    1.50   -18.40   -  -18.40
      2001 (al)                      121    10.94  -    10.94       1,135           0.00     1.50   -    1.50     9.41   -    9.41
    VIP Growth & Income
     (Service Class 2)
      2005 (e)                       621    11.02  -    11.11       6,884           0.00     1.29   -    2.59    10.16   -   11.14
    VIP Growth (Service
     Class 2)
      2005                            86     8.07  -     8.26         717           0.26     1.35   -    1.85     3.56   -    4.08
      2004                           103     7.79  -     7.94         820           0.13     1.35   -    1.85     1.21   -    1.73
      2003                           113     7.70  -     7.80         892           0.10     1.35   -    1.85    30.09   -   30.75
      2002                           106     5.92  -     5.97         638           0.11     1.35   -    1.85   -31.59   -  -31.24
      2001 (al)                       42     8.65  -     8.68         373           0.00     1.35   -    1.85   -13.49   -  -13.19
    VIP High Income
     (Service Class 2)
      2005                           549    10.41  -    10.50       5,887          14.03     1.29   -    2.59     4.05   -    4.98
      2004                           108    12.17  -    12.40       1,335           7.85     1.35   -    1.85     7.36   -    7.91
      2003                           105    11.33  -    11.49       1,202           6.11     1.35   -    1.85    24.41   -   25.04
      2002                            69     9.11  -     9.19         634           5.30     1.35   -    1.85     1.39   -    1.90
      2001 (al)                       18     8.99  -     9.02         161           0.00     1.35   -    1.85   -10.14   -   -9.84
    VIP Index 500
     (Service Class 2)
      2005                           184     9.58  -     9.81       1,797           1.62     1.35   -    1.85     2.63   -    3.15
      2004                           196     9.34  -     9.51       1,862           1.12     1.35   -    1.85     8.30   -    8.85
      2003                           204     8.62  -     8.74       1,787           1.19     1.35   -    1.85    25.72   -   26.36
      2002                           219     6.86  -     6.92       1,516           1.01     1.35   -    1.85   -23.88   -  -23.50
      2001 (al)                      111     9.01  -     9.04       1,006           0.00     1.35   -    1.85    -9.90   -   -9.59

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Investment Grade
     Bond (Service Class 2)
      2005                             2  $ 11.49  -  $ 11.49  $       24           3.40%    1.50%  -    1.50%    0.37%  -    0.37%
      2004                             2    11.44  -    11.44          25           4.04     1.50   -    1.50     2.63   -    2.63
      2003                             2    11.15  -    11.15          25           6.41     1.50   -    1.50     3.37   -    3.37
      2002                            12    10.79  -    10.79         129           0.62     1.50   -    1.50     8.44   -    8.44
      2001 (ak)                        1     9.95  -     9.95           9           0.00     1.50   -    1.50    -0.53   -   -0.53
    VIP Mid Cap
     (Service Class 2)
      2005 (e)                       703    12.04  -    12.14       8,508           0.00     1.29   -    2.44    20.41   -   21.36
    VIP Overseas
     (Service Class 2)
      2005                             6    11.67  -    16.58          74           0.49     1.35   -    1.80    16.65   -   17.18
      2004                             7    13.55  -    13.55          69           1.01     1.50   -    1.50    11.61   -   11.61
      2003                             6    12.14  -    12.14          57           0.34     1.50   -    1.50    40.89   -   40.89
      2002                             6     8.62  -     8.62          47           0.85     1.50   -    1.50   -21.65   -  -21.65
      2001 (al)                        5    11.00  -    11.00          40           0.00     1.50   -    1.50     9.98   -    9.98

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Flex Cap
     Growth Securities
      2005 (e)                       131    11.09  -    11.18       1,457           0.15     1.29   -    2.44    10.90   -   11.78
    Franklin Global Health
     Care Securities
      2002 (ao)                        -      N/A  -      N/A           -           0.00     1.35   -    1.85      N/A   -     N/A
      2001 (al)                        1     9.78  -     9.82           8           0.00     1.35   -    1.85    -2.16   -   -1.82

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Growth and
     Income Securities
      2005                         5,741  $ 14.38  -  $ 15.03  $   85,475           2.65%    1.29%  -    2.69%    0.74%  -    2.18%
      2004                         5,083    14.27  -    14.71      74,266           2.61     1.29   -    2.69     7.64   -    9.19
      2003                         2,824    13.38  -    13.48      37,891           0.00     1.29   -    1.89    33.76   -   34.75
      2002 (ap)                       55    10.84  -    10.86         595           0.00     1.29   -    2.14     8.40   -    8.60
    Franklin High Income
      2005                         1,146    10.72  -    10.93      12,447           6.61     1.28   -    2.44     0.80   -    2.00
      2004 (v)                       776    10.63  -    10.72       8,293           2.06     1.28   -    2.44     6.34   -    7.18
    Franklin Income Securities
      2005                        12,501    11.05  -    11.30     140,500           3.28     1.28   -    2.59     0.31   -   10.50
      2004 (v)                     2,826    11.17  -    11.26      31,764           0.34     1.10   -    2.54    11.68   -   12.63
    Franklin Large Cap
     Growth Securities
      2005                         2,903    10.35  -    10.51      30,389           0.29     1.29   -    2.49    -0.24   -    3.49
      2004 (y)                       176    10.50  -    10.53       1,850           0.00     1.29   -    2.44     5.03   -    5.33
    Franklin Small Cap
     Value Securities
      2005                         3,217    11.36  -    18.38      59,475           0.70     1.28   -    2.69     5.85   -   13.57
      2004                         2,205    17.36  -    17.90      39,167           0.18     1.29   -    2.69    20.42   -   22.15
      2003                         1,410    14.48  -    14.65      20,576           0.00     1.29   -    2.34    44.80   -   46.53
      2002 (ap)                       51    11.21  -    11.23         574           0.00     1.29   -    2.24    12.12   -   12.35
    Franklin Small-Mid Cap
     Growth Securities (h)
      2005                           231    17.20  -    19.19       3,826           0.00     1.15   -    2.34     2.34   -    3.59
      2004                           244    16.81  -    17.21       3,918           0.00     1.29   -    2.34     8.87   -   10.04
      2003 (aq)                      259    15.44  -    15.64       3,800           0.00     1.29   -    2.34    35.48   -   54.39
      2002 (ao)                       45    11.52  -    11.55         416           0.00     1.29   -    2.24    15.21   -   15.45
      2001                             9     9.25  -    17.57         103           0.12     1.15   -    1.85   -16.22   -   -7.46

(h) Previously known as Franklin Small Cap
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ao) On April 30, 2002, Franklin Global Health Care Securities merged into Franklin Small-Mid Cap Growth Securities
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small Mid-Cap Growth Securities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Franklin Technology
     Securities
      2003 (aq)                        -  $  4.78  -  $  4.80  $        -           0.00%    1.35%  -    1.60%    9.12%  -    9.21%
      2002                             1     4.38  -     4.40           5           0.00     1.35   -    1.60   -44.80   -  -44.66
      2001 (al)                        1     7.93  -     7.94           5           0.00     1.35   -    1.60   -20.71   -  -20.58
    Franklin U.S. Government
      2005                         1,485    10.14  -    10.39      15,353           4.40     1.29   -    2.69    -0.34   -    1.09
      2004 (v)                       704    10.18  -    10.27       7,221           0.56     1.10   -    2.69     1.76   -    2.74
    Mutual Discovery
      2005 (e)                       248    11.32  -    11.40       2,826           0.38     1.29   -    2.44    13.16   -   14.05
    Mutual Shares Securities
      2005                        10,392    14.81  -    19.60     147,674           0.87     1.15   -    2.69     7.59   -    9.29
      2004                         5,727    10.97  -    13.77      78,149           0.70     1.28   -    2.69     9.60   -    9.75
      2003                         2,632    12.61  -    12.77      33,291           0.00     1.29   -    2.34    26.15   -   27.65
      2002                           148    10.31  -    10.33       1,445           0.00     1.29   -    2.24     3.12   -    3.33
      2001                            32     9.80  -    14.93         361           1.18     1.15   -    1.85    -2.00   -   49.31
    Templeton Developing
     Markets Securities
      2005                         1,123    17.22  -    25.23      29,194           1.15     1.15   -    2.59    24.14   -   72.20
      2004                           706    20.32  -    20.90      14,632           1.59     1.29   -    2.59    21.48   -   23.10
      2003                           410    16.80  -    16.98       6,931           0.00     1.29   -    2.14    68.02   -   69.79
      2002                             9    11.22  -    11.24          96           0.00     1.29   -    2.14    12.22   -   12.43
      2001 (al) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Templeton Foreign
     Securities
      2005                         8,679    12.12  -    16.65     125,225           1.09     1.15   -    2.69     7.21   -    8.91
      2004                         2,631    11.54  -    15.53      37,460           0.79     1.28   -    2.69    15.44   -   55.28
      2003                           918    13.52  -    13.68      12,364           0.00     1.29   -    2.34    35.22   -   36.83
      2002                            47    10.46  -    10.48         427           0.00     1.29   -    2.14     4.65   -    4.84
      2001                             8     8.75  -     9.03          72           2.22     1.15   -    1.85   -16.96   -  -12.54

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(aq) On April 30, 2003, Franklin Technology Securities merged into Franklin Small-Mid Cap Growth Securities
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts (continued):
    Templeton Global
     Income Securities
      2005                           272  $ 13.56  -  $ 18.14  $    4,101           6.12%    1.15%  -    2.39%   -4.18%  -   -5.39%
      2004                           305    14.33  -    14.69       4,800          10.86     1.29   -    2.39    12.00   -   13.26
      2003                           297    12.79  -    12.97       4,135          11.06     1.29   -    2.39    20.86   -   27.93
      2002                            92    10.72  -    10.73       1,203           0.00     1.29   -    1.94     7.15   -    7.30
      2001                            65    10.52  -    11.51         752           3.30     1.15   -    1.65     1.06   -    5.16
    Templeton Growth
     Securities
      2005                           375    12.23  -    17.23       5,988           1.16     1.15   -    1.85     6.86   -    7.62
      2004                           453    11.44  -    16.01       6,817           1.15     1.15   -    1.85    13.88   -   14.70
      2003                           471    10.05  -    13.96       6,326           1.54     1.15   -    1.85    29.69   -   30.63
      2002                           527     7.75  -    10.69       5,486           2.14     1.15   -    1.85   -20.00   -  -19.42
      2001                           568     9.68  -    13.26       7,476           2.17     1.15   -    1.85    -3.17   -   -2.45

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
    VIT Capital Growth
      2005                             9     7.26  -    10.81          74           0.14     1.15   -    1.65     1.26   -    1.77
      2004                            10     7.17  -    10.62          83           0.70     1.15   -    1.65     7.30   -    7.84
      2003                            10     6.68  -     9.85          78           0.27     1.15   -    1.65    21.71   -   22.32
      2002                            10     5.49  -     8.05          64           0.10     1.15   -    1.65   -25.57   -  -25.20
      2001                            21     7.37  -    10.76         206           0.73     1.15   -    1.65   -15.87   -  -15.45
    VIT CORE Large Cap
     Growth
      2002 (as)                        -      N/A  -      N/A           -           0.00     1.59   -    1.59      N/A   -     N/A
      2001                           < 1     8.97  -     8.97           4           0.01     1.59   -    1.59   -22.02   -  -22.02
    VIT CORE Small Cap
     Equity
      2005                         1,214    11.27  -    18.80      13,903           0.42     1.15   -    2.59     4.86   -   12.67
      2004                            28    13.83  -    17.93         446           0.18     1.15   -    1.85    14.18   -   15.00
      2003                            30    12.11  -    15.59         414           0.23     1.15   -    1.85    43.31   -   44.34
      2002                            29     8.45  -    10.80         279           0.29     1.15   -    1.85   -16.54   -  -15.94
      2001                            25    10.13  -    12.85         301           0.32     1.15   -    1.85     1.29   -    3.33

(as) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts
  (continued):
    VIT CORE U.S. Equity
       2005                          668  $ 11.20  -  $ 12.38  $    7,517           1.35%    1.15%  -    2.59%   11.95%  -    5.30%
       2004                           33     9.87  -    11.75         338           1.08     1.15   -    1.85    12.82   -   13.63
       2003                           35     8.75  -    10.34         315           0.76     1.15   -    1.85    27.08   -   28.00
       2002                           29     6.89  -     8.08         208           0.57     1.15   -    1.85   -23.34   -  -22.79
       2001                           26     8.98  -    10.47         258           0.42     1.15   -    1.85   -10.15   -    4.66
    VIT Global Income
       2002 (as)                       -      N/A  -      N/A           -           0.00     1.15   -    1.85      N/A   -     N/A
       2001                           14    10.17  -    11.09         153           7.02     1.15   -    1.85     1.73   -    3.60
    VIT Growth and Income
       2005                          429    10.45  -    10.55       4,518           3.04     1.29   -    2.59     4.53   -    5.46
       2004                            1    10.88  -    10.88           9           1.53     1.59   -    1.59    16.92   -   16.92
       2003                            1     9.31  -     9.31           8           1.30     1.59   -    1.59    22.40   -   22.40
       2002                            1     7.60  -     7.60           6           1.09     1.59   -    1.59   -12.74   -  -12.74
       2001                            1     8.71  -     8.83          12           0.30     1.15   -    1.59   -10.78   -  -10.38
    VIT International Equity
       2005                            3    12.42  -    12.82          33           0.30     1.15   -    1.59    11.92   -   12.41
       2004                            3    11.10  -    11.41          31           1.29     1.15   -    1.59    11.69   -   14.06
       2003                            2     9.94  -    10.05          20           3.78     1.37   -    1.59    33.36   -   33.65
       2002                            2     7.45  -     7.59          16           1.09     1.15   -    1.59   -19.63   -  -19.27
       2001                            2     9.27  -     9.40          20           1.46     1.15   -    1.59   -23.49   -  -23.15
    VIT Mid Cap Value
       2005                          667    11.30  -    11.40       7,597           1.06     1.29   -    2.59    13.00   -   14.01
       2004                          < 1    20.78  -    20.78           9           0.59     1.37   -    1.37    24.17   -   24.17
       2003                          < 1    16.73  -    16.73           8           0.87     1.37   -    1.37    26.65   -   26.65
       2002                          < 1    13.21  -    13.21           6           1.05     1.37   -    1.37    -5.99   -   -5.99
       2001                          < 1    14.06  -    14.06           6           2.19     1.37   -    1.37    10.52   -   10.52

Investments in the Janus
  Aspen Series Sub-Account:
    Forty Portfolio (i)
       2005                            2    12.65  -    12.65          21           0.21     1.50   -    1.50    11.16   -   11.16
       2004 (v) (z)                    2    11.38  -    11.38          19           0.46     1.50   -    1.50    13.82   -   13.82

(i) Previously known as Capital Appreciation
(v) For the period beginning April 30, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(as) For the period beginning January 1, 2002 and ended April 30, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    Foreign Stock (Service
     Shares)
      2005                             2  $ 16.35  -  $ 16.35  $       40           0.77%    1.50%  -    1.50%    4.65%  -    4.65%
      2004                             2    15.62  -    15.62          38           0.27     1.50   -    1.50    16.45   -   16.45
      2003                             2    13.42  -    13.42          33           0.28     1.50   -    1.50    31.39   -   31.39
      2002                             1    10.21  -    10.21           8           0.93     1.50   -    1.50     2.10   -    2.10
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    Worldwide Growth
     (Service Shares)
      2004                             -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             -      N/A  -      N/A           -           1.18     1.50   -    1.50      N/A   -     N/A
      2002                             1     8.27  -     8.27           9           1.27     1.50   -    1.50   -17.35   -  -17.35
      2001 (ak) (ar)                   -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
      2005                             1    31.35  -    31.35          22           0.21     1.50   -    1.50    38.67   -   38.67
      2004                           < 1    22.74  -    22.74           9           0.63     1.50   -    1.50    28.63   -   28.63
      2003                           < 1    17.68  -    17.68           7           0.05     1.50   -    1.50    50.65   -   50.65
      2002                           < 1    11.73  -    11.73           5           0.61     1.50   -    1.50    -2.98   -   -2.98
      2001 (ak)                      < 1    12.09  -    12.09           5           0.81     1.50   -    1.50    20.95   -   20.95

Investments in the Lord Abbett
  Series Fund Sub-Accounts:
    All Value
      2005                           772    11.34  -    11.53       8,862           0.54     1.29   -    2.59     5.58   -   13.40
      2004 (y)                       170    10.89  -    10.92       1,850           0.57     1.29   -    2.29     8.93   -    9.20
    Bond-Debenture
      2005                         1,735    10.20  -    10.37      17,927           8.07     1.29   -    2.59     0.00   -    2.01
      2004 (y)                       253    10.34  -    10.37       2,625           8.91     1.29   -    2.44     3.40   -    3.70
    Growth and Income
      2005                         2,117    10.93  -    11.11      23,456           1.60     1.29   -    2.59     1.92   -    9.32
      2004 (y)                       362    10.87  -    10.90       3,950           1.23     1.29   -    2.44     8.73   -    9.04
    Growth Opportunities
      2005                           459    11.35  -    11.52       5,268           0.00     1.29   -    2.44     3.28   -   13.51
      2004 (y)                        68    11.12  -    11.15         753           0.00     1.29   -    2.34    11.23   -   11.53

(y) For the period beginning October 1, 2004 and ended December 31, 2004
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Lord Abbett
  Series Fund Sub-Accounts
  (continued):
    Mid-Cap Value
      2005                         3,079  $ 11.70  -  $ 11.90  $   36,499           0.74%    1.29%  -    2.59%    6.83%  -   17.01%
      2004 (y)                       411    11.10  -    11.14       4,574           0.47     1.29   -    2.44    11.03   -   11.36

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
      2004 (aa)                        -      N/A  -      N/A           -           0.00     0.83   -    0.83      N/A   -     N/A
      2003                           996     9.85  -    10.08      11,294           0.00     0.83   -    2.20    35.68   -   37.55
      2002                           277     7.26  -     7.33       2,071           0.00     0.83   -    2.20   -27.40   -  -26.73
      2001 (ak)                      < 1    11.48  -    11.48           4           0.00     1.50   -    1.50    14.82   -   14.82
    LSA Balanced
      2004 (ab)                        -      N/A  -      N/A           -           0.24     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.43  -    10.43           9           1.23     1.50   -    1.50    27.29   -   27.29
      2002                             1     8.20  -     8.20           6           1.22     1.50   -    1.50   -19.53   -  -19.53
      2001                           < 1    10.19  -    10.19           3           1.87     1.50   -    1.50     1.86   -    1.86
    LSA Basic Value
      2004 (s)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.62  -    11.62           8           0.00     1.50   -    1.50    31.42   -   31.42
      2002                           < 1     8.84  -     8.84           4           0.00     1.50   -    1.50   -22.88   -  -22.88
      2001 (ak)                      < 1    11.46  -    11.46           2           0.03     1.50   -    1.50    14.64   -   14.64
    LSA Blue Chip
      2004 (ac)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             2    10.06  -    10.06          16           0.02     1.50   -    1.50    23.36   -   23.36
      2002                             2     8.16  -     8.16          12           0.00     1.50   -    1.50   -27.30   -  -27.30
      2001 (ak)                        1    11.22  -    11.22           6           0.00     1.50   -    1.50    12.22   -   12.22
    LSA Capital Appreciation
      2004 (z)                         -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    11.44  -    11.44          17           0.00     1.50   -    1.50    28.39   -   28.39
      2002                             1     8.91  -     8.91          13           0.00     1.50   -    1.50   -29.73   -  -29.73
      2001 (ak)                      < 1    12.68  -    12.68           5           0.00     1.50   -    1.50    26.82   -   26.82

(s) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(z) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth
      2004 (ad)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                            21     9.99  -     9.99         173           0.21     1.50   -    1.50    21.69   -   21.69
      2002                             6     8.21  -     8.21          40           0.03     1.50   -    1.50   -25.51   -  -25.51
      2001 (al)                        1    11.02  -    11.02           4           0.00     1.50   -    1.50    10.24   -   10.24
    LSA Disciplined Equity
      2003 (at)                        -     8.50  -     8.50           -           0.00     1.50   -    1.50     4.23   -    4.23
      2002                             1     8.16  -     8.16           6           0.41     1.50   -    1.50   -26.38   -  -26.38
      2001                             1    11.08  -    11.08           6           0.22     1.50   -    1.50    10.83   -   10.83
    LSA Diversified Mid Cap
      2004 (ae)                        -      N/A  -      N/A           -           0.02     1.50   -    1.50      N/A   -     N/A
      2003                             1    12.38  -    12.38          11           0.07     1.50   -    1.50    30.81   -   30.81
      2002                             1     9.47  -     9.47           7           0.08     1.50   -    1.50   -20.46   -  -20.46
      2001 (ak)                      < 1    11.90  -    11.90           5           0.13     1.50   -    1.50    19.01   -   19.01
    LSA Emerging Growth
     Equity
      2004 (af)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003                             1    10.91  -    10.91           8           0.00     1.50   -    1.50    44.73   -   44.73
      2002                             1     7.54  -     7.54           5           0.00     1.50   -    1.50   -42.77   -  -42.77
      2001                             1    13.17  -    13.17          10           0.03     1.50   -    1.50    31.69   -   31.69
    LSA Equity Growth
      2004 (ag)                        -      N/A  -      N/A           -           0.00     1.50   -    1.50      N/A   -     N/A
      2003 (at)                      305     9.33  -     9.33       3,651           0.00     1.50   -    1.50    21.62   -   21.62
      2002                             7     7.67  -     7.67          57           0.00     1.50   -    1.50   -30.87   -  -30.87
      2001                             1    11.10  -    11.10          10           0.06     1.50   -    1.50    11.02   -   11.02
    LSA Mid Cap Value
      2004 (ah)                        -      N/A  -      N/A           -           0.08     1.50   -    1.50      N/A   -     N/A
      2003                           744    15.04  -    15.04      11,272           0.09     1.50   -    1.50    37.68   -   37.68
      2002                            22    10.92  -    10.92         244           0.20     1.50   -    1.50     9.21   -    9.21
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002
(at) On April 30, 2003 LSA Disciplined Equity merged into LSA Equity Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Value Equity
      2004 (ai)                        -  $   N/A  -  $   N/A  $        -           0.38%    1.50%  -    1.50%     N/A%  -     N/A%
      2003                             1    10.90  -    10.90           7           1.48     1.50   -    1.50    28.49   -   28.49
      2002                             1     8.49  -     8.49           5           0.00     1.50   -    1.50   -23.34   -  -23.34
      2001                             1    11.07  -    11.07           9           0.49     1.50   -    1.50    10.71   -   10.71

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth
      2005                           319     5.27  -    11.09       2,641           0.00     1.15   -    1.65     7.41   -    7.94
      2004                           387     4.90  -    10.27       2,926           0.00     1.15   -    1.65    11.11   -   11.67
      2003                           484     4.41  -     9.20       3,233           0.00     1.15   -    1.65    28.10   -   28.74
      2002                           570     3.44  -     7.15       2,932           0.00     1.15   -    1.65   -34.85   -  -34.52
      2001                           651     5.29  -    10.91       5,170           0.00     1.15   -    1.65   -34.58   -  -34.25
    MFS High Income
      2005                            73    11.79  -    12.09         873           6.89     1.25   -    1.65     0.49   -    0.89
      2004                            80    11.73  -    11.99         959           4.77     1.25   -    1.65     7.36   -    7.79
      2003                            71    10.93  -    11.12         783           4.07     1.25   -    1.65    16.03   -   16.49
      2002                            47     9.42  -     9.55         447           7.56     1.25   -    1.65     0.89   -    1.29
      2001                            36     9.33  -     9.42         341           6.88     1.25   -    1.65     0.39   -    0.80
    MFS Investors Trust
      2005                           401     8.60  -    10.31       3,774           0.55     1.15   -    1.65     5.56   -    6.09
      2004                           436     8.69  -     8.88       3,878           0.60     1.25   -    1.65     9.53   -    9.97
      2003                           420     7.94  -     8.08       3,395           0.62     1.25   -    1.65    20.15   -   20.63
      2002                           411     6.60  -     6.70       2,766           0.60     1.25   -    1.65   -33.95   -  -21.95
      2001                           365     8.54  -     8.58       3,172           0.43     1.25   -    1.45   -17.17   -  -17.00
    MFS Limited Maturity
      2001 (au)                        -      N/A  -      N/A           -           0.00     0.00   -    0.00      N/A   -     N/A
    MFS New Discovery
      2005                           261     8.56  -    10.39       3,548           0.00     1.15   -    1.65     3.53   -    4.02
      2004                           306    12.94  -    13.22       4,000           0.00     1.25   -    1.65     4.78   -    5.20
      2003                           312    12.35  -    12.57       3,879           0.00     1.25   -    1.65    31.53   -   32.06
      2002                           286     9.39  -     9.52       2,722           0.00     1.25   -    1.65   -32.75   -  -32.48
      2001                           225    13.96  -    14.09       3,210           0.00     1.25   -    1.65    -6.59   -   -6.22

(ai) On April 30, 2004, LSA Value Equity merged into Investors
(au) For the period beginning October 22, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Research
      2005                           205  $  7.33  -  $  9.48  $    1,755           0.47%    1.15%  -    1.65%    6.04%  -    6.57%
      2004                           249     6.92  -     8.89       1,983           1.03     1.15   -    1.65    13.95   -   14.53
      2003                           306     6.07  -     7.77       2,134           0.65     1.15   -    1.65    22.67   -   23.28
      2002                           324     4.95  -     6.30       1,837           0.26     1.15   -    1.65   -25.77   -  -25.40
      2001                           390     6.67  -     8.44       2,962           1.30     1.15   -    1.65   -22.55   -  -22.16
    MFS Research Bond (j)
      2005                           214    13.70  -    14.05       2,997           5.20     1.25   -    1.65    -0.14   -    0.26
      2004                           246    13.72  -    14.02       3,438           6.02     1.25   -    1.65     4.33   -    4.75
      2003                           209    13.15  -    13.38       2,793           5.69     1.25   -    1.65     7.55   -    7.98
      2002                           183    12.22  -    12.39       2,263           5.84     1.25   -    1.65     7.14   -    7.57
      2001                           121    11.41  -    11.52       1,394           4.58     1.25   -    1.65     6.92   -    7.35
    MFS Utilities
      2005                            13    13.57  -    13.80         173           0.52     1.35   -    1.65    15.28   -   35.71
      2004                             8    11.83  -    11.97          96           1.43     1.35   -    1.69    28.02   -   28.45
      2003                             8     9.24  -     9.31          74           1.91     1.37   -    1.69    33.62   -   34.07
      2002                             8     6.92  -     6.95          58           1.30     1.37   -    1.69   -30.82   -  -23.78
      2001 (al)                        2     9.12  -     9.12          17           0.00     1.47   -    1.47    -8.84   -   -8.84

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS Emerging Growth
     (Service Class)
      2005                            78     7.96  -     8.15         634           0.00     1.35   -    1.85     6.91   -    7.46
      2004                            93     7.45  -     7.59         704           0.00     1.35   -    1.85    10.63   -   11.20
      2003                            98     6.73  -     6.82         669           0.00     1.35   -    1.85    27.53   -   28.18
      2002                            93     5.28  -     5.32         496           0.00     1.35   -    1.85   -35.08   -  -34.75
      2001 (al)                       58     8.13  -     8.16         476           0.00     1.35   -    1.85   -18.70   -  -18.42
    MFS Investors Trust
     (Service Class)
      2005                            77     9.34  -     9.57         733           0.31     1.35   -    1.85     5.05   -    5.58
      2004                            87     8.90  -     9.06         790           0.43     1.35   -    1.85     9.07   -    9.63
      2003                            92     8.16  -     8.27         765           0.46     1.35   -    1.85    19.58   -   20.19
      2002                            91     6.82  -     6.88         632           0.48     1.35   -    1.85   -22.61   -  -22.22
      2001 (al)                       45     8.81  -     8.84         401           0.00     1.35   -    1.85   -11.87   -  -11.57

(j) Previously known as MFS Bond
(al) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
    MFS New Discovery
     (Service Class)
      2005                           116  $  9.03  -  $  9.25  $    1,075           0.00%    1.35%  -    1.85%    3.09%  -    3.62%
      2004                           120    11.87  -    11.87       1,075           0.00     1.50   -    1.50     4.62   -    4.62
      2003                           120    11.34  -    11.34       1,031           0.00     1.50   -    1.50    31.43   -   31.43
      2002                           103     8.63  -     8.63         673           0.00     1.50   -    1.50   -32.83   -  -32.83
      2001 (al)                       17    12.85  -    12.85         161           0.00     1.50   -    1.50    28.50   -   28.50
    MFS Research
     (Service Class)
      2005                            47     9.11  -     9.32         439           0.30     1.35   -    1.85     5.59   -    6.12
      2004                            49     8.62  -     8.79         430           0.88     1.35   -    1.85    13.43   -   14.01
      2003                            51     7.60  -     7.71         397           0.38     1.35   -    1.85    22.07   -   22.69
      2002                            52     6.23  -     6.28         330           0.11     1.35   -    1.85   -26.11   -  -25.74
      2001 (al)                       24     8.43  -     8.46         201           0.00     1.35   -    1.85   -15.70   -  -15.42
    MFS Utilities
     (Service Class)
      2005                           102    11.04  -    11.31       1,352           0.68     1.35   -    1.85    14.42   -   15.00
      2004                            63    13.05  -    13.05         635           1.26     1.50   -    1.50    27.90   -   27.90
      2003                            78    10.21  -    10.21         614           1.99     1.50   -    1.50    33.54   -   33.54
      2002                            75     7.64  -     7.64         440           2.33     1.50   -    1.50   -23.57   -  -23.57
      2001 (al)                       67     7.52  -     7.55         503           0.00     1.35   -    1.85   -24.80   -  -24.54

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
      2005                         2,887     8.86  -     9.43      30,046           0.00     0.70   -    2.05    20.68   -   22.31
      2004                         3,564     7.34  -     7.71      36,091           0.01     0.70   -    2.05    10.43   -   11.93
      2003                         4,391     6.65  -     6.89      40,215           0.01     0.70   -    2.05    23.50   -   25.18
      2002                         5,099     5.38  -     5.50      37,744           0.31     0.70   -    2.05   -24.18   -  -23.14
      2001                         6,802     7.10  -     7.16      66,416           0.32     0.70   -    2.05   -29.02   -  -28.96
    Capital Growth
      2002 (av)                        -      N/A  -      N/A           -           0.48     0.70   -    2.05      N/A   -     N/A
      2001                         4,701     7.45  -     7.78      96,677           0.54     0.70   -    2.05   -26.83   -  -25.52

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Dividend Growth
      2005                        18,424  $ 10.78  -  $ 12.24  $  545,559           1.26%    0.70%  -    2.05%    3.47%  -    4.87%
      2004                        22,317    10.42  -    11.67     696,586           1.55     0.70   -    2.05     6.26   -    7.70
      2003                        27,375     9.81  -    10.83     820,639           1.85     0.70   -    2.05    25.30   -   27.00
      2002                        31,946     7.83  -     8.53     779,026           2.00     0.70   -    2.05   -19.68   -  -18.59
      2001                        38,547     9.75  -    10.48   1,198,348           1.85     0.70   -    2.05    -5.87   -   -2.55
    Equity
      2005                        13,231     8.15  -     8.49     459,943           0.00     0.70   -    2.05    15.77   -   17.33
      2004                        14,403     6.95  -     7.34     511,428           0.40     0.70   -    2.05     8.89   -   10.37
      2003                        17,326     6.30  -     6.74     588,664           0.37     0.70   -    2.05    20.31   -   21.95
      2002                        20,268     5.16  -     5.60     595,598           0.35     0.70   -    2.05   -22.82   -  -21.76
      2001                        24,148     6.60  -     7.25     978,551           0.48     0.70   -    2.05   -27.45   -  -27.38
    European Growth
      2005                         5,072     9.60  -     9.81     134,885           1.17     0.70   -    2.05     6.49   -    7.93
      2004                         5,979     9.01  -     9.09     167,620           1.12     0.70   -    2.05    10.45   -   11.95
      2003                         7,200     8.12  -     8.16     187,302           0.86     0.70   -    2.05    26.41   -   28.13
      2002                         8,623     6.34  -     6.45     182,586           1.46     0.70   -    2.05   -22.96   -  -21.91
      2001                        10,422     8.11  -     8.38     298,772           1.11     0.70   -    2.05   -18.33   -  -16.22
    Global Advantage
      2005                         2,048     7.96  -     8.52      17,769           0.28     0.70   -    2.05     4.64   -    6.05
      2004                         2,664     7.51  -     8.14      22,063           0.43     0.70   -    2.05    10.26   -   11.75
      2003                         3,230     6.72  -     7.39      24,224           1.06     0.70   -    2.05    28.46   -   30.20
      2002                         3,702     5.16  -     5.75      21,521           0.83     0.70   -    2.05   -22.42   -  -21.37
      2001                         5,073     6.56  -     7.41      37,827           0.63     0.70   -    2.05   -25.89   -  -23.87
    Global Dividend Growth
      2005                         8,403    12.33  -    13.61     169,963           1.63     0.70   -    2.05     4.19   -    5.60
      2004                        10,008    11.83  -    12.89     201,476           1.45     0.70   -    2.05    12.60   -   14.13
      2003                        11,608    10.51  -    11.29     209,033           1.91     0.70   -    2.05    29.39   -   31.15
      2002                        13,562     8.12  -     8.61     190,169           1.80     0.70   -    2.05   -14.29   -  -13.13
      2001                        16,305     9.48  -     9.91     269,474           2.70     0.70   -    2.05    -6.91   -   -5.24
    High Yield
      2005                         2,986     5.70  -     7.60      33,636           6.98     0.70   -    2.05     0.12   -    1.47
      2004                         3,956     5.62  -     7.59      46,919           7.46     0.70   -    2.05     7.61   -    9.08
      2003                         4,896     5.15  -     7.05      54,254          10.14     0.70   -    2.05    25.14   -   26.84
      2002                         4,838     4.06  -     5.63      43,505          18.30     0.70   -    2.05    -9.02   -   -7.78
      2001                         6,229     4.40  -     6.19      62,081          18.08     0.70   -    2.05   -38.08   -  -34.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Income Builder
      2005                         2,399  $ 12.57  -  $ 13.66  $   37,101           2.63%    0.70%  -    2.05%    4.79%  -    6.21%
      2004                         3,118    11.99  -    12.86      46,418           3.61     0.70   -    2.05     8.71   -   10.19
      2003                         3,590    11.03  -    11.67      49,256           3.09     0.70   -    2.05    18.39   -   20.00
      2002                         4,059     9.32  -     9.72      47,094           4.20     0.70   -    2.05    -8.29   -   -6.82
      2001                         4,728    10.06  -    10.60      60,291           4.71     0.70   -    1.85     0.63   -    6.02
    Information
      2005                           619     4.62  -    11.74       2,932           0.00     0.83   -    1.85    -1.24   -   -0.23
      2004                           859     4.79  -    11.77       4,091           0.00     0.83   -    2.05     1.44   -    2.69
      2003                         1,036     4.72  -    11.46       4,837           0.00     0.83   -    2.05    57.81   -   59.75
      2002                           664     2.99  -     7.17       1,961           0.94     0.83   -    2.05   -44.24   -  -28.27
      2001                           830     5.24  -     5.37       4,346           0.20     1.28   -    2.05   -47.60   -  -46.33
    Limited Duration
      2005                         3,545    10.78  -    11.91      40,508           3.87     0.70   -    1.85     0.01   -    1.16
      2004                         4,395    10.61  -    11.77      50,056           4.12     0.70   -    2.05    -0.64   -    0.71
      2003                         5,392    10.68  -    11.69      61,420           4.05     0.70   -    2.05     0.15   -    1.51
      2002                         6,130    10.66  -    11.51      69,291           3.58     0.70   -    2.05     1.94   -    3.33
      2001                         2,240    10.46  -    11.14      24,710           4.23     0.70   -    2.05     4.61   -    5.98
    Money Market
      2005                         9,494     9.93  -    11.13     134,039           2.68     0.70   -    2.05     0.71   -    2.07
      2004                        11,900     9.86  -    10.90     166,792           0.79     0.70   -    2.05    -1.18   -    0.16
      2003                        16,876     9.98  -    10.89     237,222           0.66     0.70   -    2.05    -1.37   -   -0.03
      2002 (av)                   28,382    10.12  -    10.89     402,007           1.31     0.70   -    2.05     0.63   -    1.21
      2001                        30,239    10.19  -    10.82     432,633           4.04     0.70   -    2.05     1.94   -    3.17
    Pacific Growth
      2004 (aj)                        -      N/A  -      N/A           -           0.00     0.70   -    2.05      N/A   -     N/A
      2003                         5,498     4.84  -     6.48      22,979           0.00     0.70   -    2.05    27.02   -   28.74
      2002                         5,625     3.76  -     5.10      18,319           0.00     0.70   -    2.05   -24.43   -  -23.40
      2001                         7,159     4.90  -     6.75      30,415           1.88     0.70   -    2.05   -32.47   -  -27.93
    Quality Income Plus
      2005                         9,929    12.32  -    14.56     219,645           5.10     0.70   -    2.05     1.23   -    2.61
      2004                        12,316    12.17  -    14.19     276,600           5.45     0.70   -    2.05     3.09   -    4.49
      2003                        15,564    11.81  -    13.58     340,872           5.68     0.70   -    2.05     6.25   -    7.69
      2002                        19,078    11.11  -    12.61     397,716           6.01     0.70   -    2.05     3.37   -    4.78
      2001                        20,924    10.75  -    12.04     425,671           6.02     0.70   -    2.05     7.51   -    8.80

(aj) For the period beginning January 1, 2004 and ended April 30, 2004
(av) On August 31, 2002, Capital Growth merged into Money Market

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    S&P 500 Index
      2005                         9,063  $  9.06  -  $  9.22  $   96,741           1.62%    0.70%  -    2.05%    2.52%  -    3.91%
      2004                        11,740     8.84  -     8.87     122,996           0.96     0.70   -    2.05     8.35   -    9.82
      2003                        13,279     8.08  -     8.16     127,914           1.01     0.70   -    2.05    25.26   -   26.96
      2002                        13,650     6.36  -     6.51     104,609           1.01     0.70   -    2.05   -24.06   -  -23.03
      2001                        15,542     8.27  -     8.58     156,594           0.90     0.70   -    2.05   -14.22   -  -12.85
    Strategist
      2005                        10,340    11.10  -    12.27     271,309           1.90     0.70   -    2.05     6.13   -    7.57
      2004                        12,349    10.46  -    11.41     325,336           1.91     0.70   -    2.05     8.13   -    9.60
      2003                        14,584     9.68  -    10.41     366,549           1.65     0.70   -    2.05    23.68   -   25.36
      2002                        16,778     7.82  -     8.30     351,932           1.54     0.70   -    2.05   -11.72   -  -10.52
      2001                        20,192     8.86  -     9.28     494,635           2.47     0.70   -    2.05   -11.39   -  -10.81
    Utilities
      2005                         6,612     8.50  -     8.98     143,844           2.34     0.70   -    2.05    12.30   -   13.82
      2004                         7,513     7.57  -     7.89     157,840           2.49     0.70   -    2.05    18.21   -   19.82
      2003                         9,199     6.41  -     6.58     165,009           2.83     0.70   -    2.05    14.96   -   16.53
      2002                        11,242     5.57  -     5.65     179,523           2.79     0.70   -    2.05   -24.43   -  -23.40
      2001                        14,351     7.37  -     7.37     309,754           2.17     0.70   -    2.05   -26.27   -  -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
     (Class Y Shares)
      2005                         2,999    15.88  -    16.45      28,565           0.00     1.29   -    2.59    19.56   -   21.15
      2004                         3,342    13.29  -    13.58      26,131           0.00     1.29   -    2.59     9.56   -   11.02
      2003                         3,669    12.13  -    12.23      25,091           0.00     1.29   -    2.59    21.26   -   22.34
      2002                         3,298     5.19  -     6.91      17,226           0.10     1.35   -    2.20   -24.52   -  -23.87
      2001                         2,712     6.82  -     9.16      18,529           0.33     1.35   -    2.20   -29.58   -   -8.43
    Capital Growth
     (Class Y Shares)
      2002 (aw)                        -       NA  -       NA           -           0.27     1.35   -    2.20       NA   -      NA
      2001                           919     7.04  -     8.80       6,472           0.55     1.35   -    2.20   -27.48   -  -12.03

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan Stanley
  Variable Investment Series
  (Class Y Shares)
  Sub-Accounts (continued):
    Dividend Growth
     (Class Y Shares)
      2005                        11,696  $ 13.15  -  $ 13.62  $  135,625           1.08%    1.29%  -    2.59%    2.63%  -    4.00%
      2004                        11,891    12.81  -    13.10     132,693           1.43     1.29   -    2.59     5.41   -    6.81
      2003                        11,170    12.15  -    12.26     114,227           1.65     1.29   -    2.59    21.52   -   22.60
      2002                         8,696     7.42  -     8.04      68,923           1.99     1.35   -    2.20   -20.02   -  -19.33
      2001                         5,970     9.28  -     9.97      59,002           1.79     1.35   -    2.20    -7.18   -   -6.70
    Equity
     (Class Y Shares)
      2005                        12,195    14.61  -    15.14     119,287           0.00     1.29   -    2.59    14.85   -   16.38
      2004                        13,667    12.72  -    13.01     112,120           0.22     1.29   -    2.59     7.99   -    9.43
      2003                        14,125    11.78  -    11.88      98,665           0.14     1.29   -    2.59    17.80   -   18.84
      2002                        11,901     5.31  -     8.10      63,832           0.19     1.35   -    2.30   -22.50   -  -19.01
      2001                         8,803     6.86  -     9.19      60,598           0.31     1.35   -    2.20   -28.05   -   -8.10
    European Growth
     (Class Y Shares)
      2005                         3,838    14.55  -    15.07      38,367           0.97     1.29   -    2.59     5.56   -    6.96
      2004                         4,429    13.78  -    14.09      41,305           0.98     1.29   -    2.59     9.57   -   11.03
      2003                         4,424    12.58  -    12.69      35,785           0.61     1.29   -    2.59    25.79   -   26.90
      2002                         3,700     5.76  -     8.05      21,755           1.85     1.35   -    2.30   -22.58   -  -19.50
      2001                         2,730     7.44  -     9.53      20,541           1.21     1.35   -    2.20   -19.03   -   -4.74
    Global Advantage
     (Class Y Shares)
      2005                         1,190    14.17  -    14.68      10,387           0.05     1.29   -    2.59     3.69   -    5.07
      2004                         1,302    13.66  -    13.97      10,869           0.30     1.29   -    2.59     9.38   -   10.84
      2003                         1,276    12.49  -    12.60       9,194           0.74     1.29   -    2.59    24.92   -   26.03
      2002                         1,033     4.95  -     8.06       5,212           0.66     1.35   -    2.30   -22.00   -  -19.42
      2001                           917     6.35  -     8.95       5,854           0.62     1.35   -    2.20   -24.57   -  -10.52
    Global Dividend Growth
     (Class Y Shares)
      2005                         5,317    14.85  -    15.38      69,331           1.47     1.29   -    2.59     3.43   -    4.81
      2004                         5,319    14.36  -    14.68      65,871           1.37     1.29   -    2.59    11.68   -   13.17
      2003                         4,330    12.86  -    12.97      46,680           1.63     1.29   -    2.59    28.57   -   29.71
      2002                         2,607     7.89  -     8.13      20,621           1.86     1.35   -    2.30   -18.74   -  -13.89
      2001                         1,127     9.17  -     9.66      10,357           2.50     1.35   -    2.20    -7.71   -   -3.44

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    High Yield
     (Class Y Shares)
      2005                         4,278  $ 11.90  -  $ 12.33  $   33,289           7.05%    1.29%  -    2.59%   -0.71%  -    0.61%
      2004                         4,910    11.99  -    12.25      37,267           7.51     1.29   -    2.59     6.73   -    8.15
      2003                         5,305    11.23  -    11.33      33,806           8.97     1.29   -    2.59    12.32   -   13.31
      2002                         2,433     4.14  -     9.10      10,639          18.51     1.35   -    2.30    -8.99   -   -8.60
      2001                         1,281     4.53  -     7.69       6,088          21.82     1.35   -    2.20   -34.81   -  -23.06
    Income Builder
     (Class Y Shares)
      2005                         3,485    12.96  -    13.43      43,791           2.46     1.29   -    2.59     3.95   -    5.34
      2004                         3,881    12.47  -    12.75      46,473           3.55     1.29   -    2.59     7.85   -    9.29
      2003                         3,718    11.56  -    11.67      40,658           2.90     1.29   -    2.59    15.63   -   16.66
      2002                         1,482     8.88  -     9.17      13,401           4.48     1.35   -    2.30   -11.23   -   -9.19
      2001                           709     9.60  -    10.10       7,100           4.76     1.35   -    2.20    -4.03   -    0.73
    Information
     (Class Y Shares)
      2005                         1,511    14.58  -    15.10       9,036           0.00     1.29   -    2.59    -2.38   -   -1.09
      2004                         2,101    14.93  -    15.27      12,763           0.00     1.29   -    2.59     0.68   -    2.02
      2003                         2,271    14.83  -    14.96      13,028           0.00     1.29   -    2.59    48.33   -   49.65
      2002                         1,667     2.92  -     7.43       5,044           1.07     1.35   -    2.30   -44.05   -  -25.69
      2001                         1,378     5.23  -     8.91       7,356           0.18     1.35   -    2.20   -43.76   -  -10.94
    Limited Duration
     (Class Y Shares)
      2005                        11,553     9.68  -    10.03     120,269           3.70     1.29   -    2.59    -1.11   -    0.20
      2004                        11,437     9.79  -    10.00     120,213           4.01     1.29   -    2.59    -1.45   -   -0.13
      2003                        11,259     9.93  -    10.02     120,623           3.95     1.29   -    2.59    -0.70   -    0.18
      2002                         6,502    10.12  -    11.09      70,981           3.13     1.35   -    2.30     1.22   -    2.41
      2001                         2,087    10.25  -    10.82      22,344           3.47     1.35   -    2.20     2.47   -    5.06
    Money Market
     (Class Y Shares)
      2005                         9,420     9.64  -     9.99      94,188           2.51     1.29   -    2.59     1.21   -   -0.11
      2004                         8,639     9.65  -     9.87      85,984           0.59     1.29   -    2.59    -1.99   -   -0.68
      2003                         8,984     9.85  -     9.94      90,996           0.40     1.29   -    2.59    -1.52   -   -0.64
      2002 (aw)                   12,744     9.92  -    10.46     131,413           1.01     1.35   -    2.30    -0.78   -   -0.27
      2001                         9,369    10.02  -    10.49      97,217           3.35     1.35   -    2.20     0.22   -    2.25

(aw) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Pacific Growth
     (Class Y Shares)
      2004 (aj)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.29%  -    2.44%     N/A%  -     N/A%
      2003                         1,166    13.83  -    13.94       7,364           0.00     1.29   -    2.44    38.35   -   39.43
      2002                           631     3.94  -     6.09       2,619           0.00     1.35   -    2.20   -25.23   -  -24.59
      2001                           293     5.22  -     8.14       1,629           3.73     1.35   -    2.20   -28.24   -  -18.60
    Quality Income Plus
     (Class Y Shares)
      2005                        16,194    10.50  -    10.88     191,363           4.85     1.29   -    2.59     0.41   -    1.75
      2004                        14,099    10.46  -    10.69     170,081           5.24     1.29   -    2.59     2.35   -    3.72
      2003                        11,264    10.22  -    10.31     136,406           5.95     1.29   -    2.59     2.20   -    3.11
      2002                         8,406    10.33  -    12.04      99,130           5.73     1.35   -    2.30     3.28   -    3.85
      2001                         4,637    10.39  -    11.59      52,927           5.34     1.35   -    2.20     3.89   -    7.85
    S&P 500 Index
     (Class Y Shares)
      2005                        15,651    13.12  -    13.60     157,007           1.40     1.29   -    2.59     1.74   -    3.09
      2004                        16,146    12.90  -    13.19     151,930           0.81     1.29   -    2.59     7.44   -    8.87
      2003                        15,307    12.01  -    12.11     127,061           0.82     1.29   -    2.59    20.07   -   21.14
      2002                        10,380     5.90  -     7.13      61,909           0.94     1.35   -    2.20   -24.35   -  -23.71
      2001                         5,853     7.73  -     9.42      45,552           0.86     1.35   -    2.20   -13.71   -   -5.81
    Strategist
     (Class Y Shares)
      2005                         8,176    13.47  -    13.95      94,837           1.72     1.29   -    2.59     5.27   -    6.67
      2004                         8,876    12.79  -    13.08      95,972           1.74     1.29   -    2.59     7.26   -    8.70
      2003                         8,863    11.93  -    12.03      87,272           1.45     1.29   -    2.59    19.28   -   20.34
      2002                         7,216     7.78  -     8.89      55,794           1.43     1.35   -    2.30   -11.32   -  -11.06
      2001                         5,356     8.77  -     9.50      46,793           2.47     1.35   -    2.20   -11.61   -   -4.97
    Utilities
     (Class Y Shares)
      2005                         3,375    14.88  -    15.42      32,047           2.19     1.29   -    2.59    11.40   -   12.88
      2004                         3,569    13.36  -    13.66      29,343           2.33     1.29   -    2.59    17.17   -   18.73
      2003                         3,738    11.40  -    11.51      25,295           2.70     1.29   -    2.59    14.04   -   15.05
      2002                         3,518     5.61  -     6.23      19,653           2.81     1.35   -    2.20   -24.76   -  -24.11
      2001                         3,257     7.40  -     8.28      24,013           2.20     1.35   -    2.20   -26.98   -  -17.17

(aj) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment           Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*         Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Neuberger &
  Berman Advisors Management
  Trust Sub-Accounts:
    AMT Guardian
      2005                             -  $     -  -  $     -  $        -           0.00%    0.00%  -    0.00%    0.00%  -    0.00%
      2004                             1    12.62  -    12.62          10           0.13     1.59   -    1.59    13.99   -   13.99
      2003                             1    11.07  -    11.07           7           0.83     1.59   -    1.59    29.68   -   29.68
      2002                             1     8.54  -     8.54           6           0.76     1.59   -    1.59   -27.61   -  -27.61
      2001                             1    11.79  -    11.88          16           0.46     1.37   -    1.59    -3.07   -   18.75
    AMT Mid-Cap Growth
      2005                             2    13.93  -    14.38          32           0.00     1.15   -    1.59    11.95   -   12.44
      2004                             2    12.45  -    12.79          28           0.00     1.15   -    1.59    14.47   -   14.98
      2003                             2    10.87  -    11.12          25           0.00     1.15   -    1.59    26.05   -   26.61
      2002                             2     8.63  -     8.78          20           0.00     1.15   -    1.59   -30.46   -  -30.15
      2001                             3    12.40  -    12.58          42           0.01     1.15   -    1.59   -25.84   -  -25.51
    AMT Partners
      2005                            11    13.94  -    13.94         159           0.96     1.59   -    1.59    16.19   -   16.19
      2004                            12    12.00  -    12.00         140           0.01     1.59   -    1.59    17.10   -   17.10
      2003                            12    10.25  -    10.25         121           0.00     1.59   -    1.59    32.96   -   32.96
      2002                            13     7.71  -     7.71          98           0.58     1.59   -    1.59   -25.34   -  -25.34
      2001                            16    10.32  -    10.32         165           0.38     1.59   -    1.59    -4.37   -   -4.37

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth
      2005                           351     9.54  -     9.97       2,923           0.00     1.15   -    1.85    10.26   -   11.05
      2004                           397     8.59  -     9.04       2,956           0.00     1.15   -    1.85    17.56   -   18.41
      2003                           431     7.26  -     7.69       2,741           0.00     1.15   -    1.85    23.27   -   24.16
      2002                           504     5.84  -     6.24       2,542           0.64     1.15   -    1.85   -29.13   -  -28.62
      2001                           443     8.19  -     8.80       2,986           0.74     1.15   -    1.85   -32.06   -  -11.97
    Oppenheimer Balanced
      2005                           808    11.38  -    12.97      10,497           1.81     1.15   -    1.85     1.97   -    2.70
      2004                           948    11.16  -    12.63      12,084           1.04     1.15   -    1.85     8.06   -    8.84
      2003                         1,032    10.33  -    11.60      12,224           2.89     1.15   -    1.85    22.65   -   23.53
      2002                         1,078     8.42  -     9.39      10,442           3.27     1.15   -    1.85   -12.06   -  -11.43
      2001                           960     9.58  -    10.60      10,842           2.20     1.15   -    1.85    -4.23   -    1.04
    Oppenheimer Capital
     Appreciation
      2005                         1,368     8.65  -    10.62      13,704           0.91     1.15   -    1.85     3.16   -    3.90
      2004                         1,553    10.58  -    10.81      14,953           0.31     1.25   -    1.65     5.19   -    5.61
      2003                         1,581    10.06  -    10.24      14,409           0.35     1.25   -    1.65    28.80   -   29.32
      2002                         1,588     7.81  -     7.92      11,150           0.64     1.25   -    1.65   -28.06   -  -27.77
      2001                         1,376    10.86  -    10.96      13,610           0.47     1.25   -    1.65   -14.02   -  -13.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Core
     Bond (k)
      2005                           347  $ 13.06  -  $ 13.40  $    4,634           5.38%    1.25%  -    1.65%    0.91%  -    1.32%
      2004                           399    12.94  -    13.22       5,253           4.64     1.25   -    1.65     3.77   -    4.18
      2003                           386    12.47  -    12.69       4,894           4.79     1.25   -    1.65     5.03   -    5.45
      2002                           726    11.87  -    12.04       8,735           6.14     1.25   -    1.65     7.29   -    7.72
      2001                           477    11.07  -    11.17       5,325           5.83     1.25   -    1.65     6.01   -    6.44
    Oppenheimer Global
     Securities
      2005                           731    13.07  -    17.16      12,029           1.00     1.15   -    1.85    12.20   -   13.00
      2004                           788    15.96  -    16.31      11,428           1.21     1.25   -    1.65    17.21   -   17.68
      2003                           857    13.61  -    13.86      10,485           0.67     1.25   -    1.65    40.68   -   41.25
      2002                           946     9.68  -     9.81       8,181           0.60     1.25   -    1.65   -23.41   -  -23.10
      2001                           973    12.64  -    12.76      10,954           0.51     1.25   -    1.65   -13.49   -  -13.14
    Oppenheimer High
     Income
      2005                           161    12.05  -    12.36       1,982           6.77     1.25   -    1.65     0.64   -    1.05
      2004                           174    11.97  -    12.23       2,117           5.84     1.25   -    1.65     7.18   -    7.61
      2003                           137    11.17  -    11.37       1,548           5.98     1.25   -    1.65    11.67   -   22.42
      2002                           115     9.22  -     9.28       1,062          11.89     1.25   -    1.45    -3.80   -   -3.61
      2001                           137     9.59  -     9.63       1,318           7.52     1.25   -    1.45     0.49   -    0.69
    Oppenheimer Main
     Street
      2005                           973     9.84  -    10.12       9,394           1.39     1.15   -    1.85     4.02   -    4.77
      2004                         1,169     9.40  -     9.73      10,777           0.84     1.15   -    1.85     7.43   -    8.21
      2003                         1,307     8.68  -     9.06      11,121           0.92     1.15   -    1.85    24.38   -   25.27
      2002                         1,352     6.93  -     7.28       9,182           0.78     1.15   -    1.85   -20.30   -  -19.73
      2001                         1,453     8.64  -     9.14      12,131           0.43     1.15   -    1.85   -11.19   -   -8.60
    Oppenheimer Main Street
     Small Cap Growth
      2005                           238    18.58  -    19.06       4,521           0.00     1.25   -    1.65     8.13   -    8.56
      2004                           256    17.18  -    17.56       4,484           0.00     1.25   -    1.65    17.47   -   17.94
      2003                           230    14.63  -    14.89       3,423           0.00     1.25   -    1.65    42.00   -   42.57
      2002                           199    10.30  -    10.44       2,078           0.00     1.25   -    1.65   -17.13   -  -16.79
      2001                           159    12.43  -    12.55       1,991           0.00     1.25   -    1.65    -2.00   -   -1.61
    Oppenheimer Strategic
     Bond
      2005                           519    13.27  -    14.45       7,252           4.52     1.15   -    2.00     1.50   -   32.72
      2004                           565    13.32  -    14.24       7,816           5.17     1.15   -    1.85     6.66   -    7.43
      2003                           669    12.48  -    13.25       8,643           6.02     1.15   -    1.85    15.89   -   16.72
      2002                           704    10.77  -    11.35       7,829           6.54     1.15   -    1.85     5.46   -    6.21
      2001                           473    10.22  -    10.69       5,005           1.74     1.15   -    1.85     2.15   -    3.64

(k) Previously known as Oppenheimer Bond

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
     Growth (SC)
      2005                         1,215  $ 15.61  -  $ 16.25  $   19,532           0.00%    1.29%  -    2.54%    9.15%  -   10.54%
      2004                           946    14.31  -    14.70      13,794           0.00     1.29   -    2.54    16.40   -   17.89
      2003                           580    12.38  -    12.47       7,195           0.00     1.29   -    1.84    23.84   -   24.68
      2002 (ap)                        7    10.06  -    10.07          68           0.00     1.29   -    1.74     0.59   -    0.69
    Oppenheimer
     Balanced (SC)
      2005                         2,791    14.02  -    14.61      40,379           1.52     1.29   -    2.59     1.00   -    2.34
      2004                         2,497    13.88  -    14.28      35,401           0.78     1.29   -    2.59     8.38   -   38.83
      2003                         1,346    13.02  -    13.18      17,658           0.00     1.29   -    2.34    30.21   -   31.76
      2002 (ap)                       19    10.68  -    10.71         207           0.00     1.29   -    2.24     6.84   -    7.06
    Oppenheimer Capital
     Appreciation (SC)
      2005                         5,122    12.92  -    13.42      68,185           0.58     1.29   -    2.69     2.05   -    3.51
      2004                         3,109    12.66       12.97      40,076           0.20     1.29   -    2.69     3.75   -    5.24
      2003 (an)                    1,236    12.23  -    12.32      15,196           0.00     1.29   -    2.64    22.35   -   23.23
    Oppenheimer Core
     Bond (SC) (l)
      2005                           658    10.07  -    10.22       6,697           1.81     1.29   -    2.44     0.73   -    1.02
      2004 (y)                        68    10.10  -    10.12         687           0.00     1.29   -    2.09     0.97   -    1.18
    Oppenheimer Global
     Securities (SC)
      2005                         1,931    18.19  -    18.92      36,192           0.75     1.29   -    2.54    11.17   -   12.59
      2004                         1,671    16.36  -    16.81      27,890           1.06     1.29   -    2.54    17.35   -   63.59
      2003                           945    14.20  -    14.32      13,485           0.00     1.29   -    1.99    42.00   -   43.23
      2002 (ap)                       14    10.14  -    10.16         138           0.00     1.29   -    1.89     1.44   -    1.57
    Oppenheimer High
     Income (SC)
      2005                         2,743    13.52  -    14.09      38,255           5.88     1.29   -    2.59    -0.63   -    0.69
      2004                         2,292    13.61  -    13.99      31,835           4.80     1.29   -    2.59     7.33   -   36.05
      2003                         1,079    12.95  -    13.04      14,015           0.00     1.29   -    1.89    29.46   -   30.39
      2002 (ap)                       13    10.65  -    10.67         138           0.00     1.29   -    1.99     6.54   -    6.70

(l) Previously known as Oppenheimer Bond (SC)
(y) For the period beginning October 1, 2004 and ended December 31, 2004
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
    Oppenheimer Main
     Street (SC)
      2005                         6,155  $ 13.67  -  $ 14.30  $   87,051           0.96%    1.29%  -    2.69%    2.90%  -    4.38%
      2004                         4,263    13.29  -    13.70      57,933           0.62     1.29   -    2.69     6.21   -    7.74
      2003                         2,868    12.56  -    12.71      36,308           0.00     1.29   -    2.34    25.63   -   27.13
      2002 (ap)                       96    10.16  -    10.19         979           0.00     1.29   -    2.24     1.65   -    1.86
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2005                         2,340    18.04  -    18.80      43,534           0.00     1.29   -    2.59     6.88   -    8.30
      2004                         1,714    16.88  -    17.36      29,516           0.00     1.29   -    2.59    16.09   -   17.64
      2003                         1,040    14.65  -    14.75      15,279           0.00     1.29   -    1.89    46.50   -   47.55
      2002                            36     9.89  -     9.89         367           0.00     1.50   -    1.50   -17.19   -  -17.19
      2001 (ak)                      < 1    11.94  -    11.94           4           0.00     1.50   -    1.50    19.40   -   19.40
    Oppenheimer Strategic
     Bond (SC)
      2005                         8,740    12.65  -    13.22     114,446           3.64     1.29   -    2.69    -0.27   -    1.16
      2004                         6,045    12.68  -    13.07      78,449           3.76     1.29   -    2.69     5.52   -    7.04
      2003                         2,662    12.11  -    12.21      32,367           0.00     1.29   -    1.99    21.08   -   22.13
      2002 (ap)                       73    10.54  -    10.56         771           0.00     1.29   -    2.24     5.38   -    5.60

Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts:
    OpCap Balanced
      2005                             1    10.92  -    10.92           9           0.28     1.50   -    1.50     1.20   -    1.20
      2004 (v) (ab)                    1    10.79  -    10.79          10           0.00     1.50   -    1.50     7.94   -    7.94
    OpCap Small Cap
      2005                           < 1    14.94  -    14.94           2           0.00     1.50   -    1.50    -1.44   -   -1.44
      2004                           < 1    15.15  -    15.15           2           0.04     1.50   -    1.50    16.11   -   16.11
      2003                           < 1    13.05  -    13.05           1           0.00     1.50   -    1.50    40.52   -   40.52
      2002                           < 1     9.29  -     9.29           1           0.00     1.50   -    1.50   -22.81   -  -22.81
      2001 (ak)                      < 1    12.03  -    12.03         < 1           0.00     1.50   -    1.50    20.33   -   20.33

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ab) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ap) For the period beginning October 14, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts
  (continued):
    PEA Science and
     Technology
      2005 (m)                         -  $    NA  -  $    NA  $        -           0.00%    1.50%  -    1.50%      NA%  -      NA%
      2004                           < 1    11.73  -    11.73           1           0.00     1.50   -    1.50    -6.53   -   -6.53
      2003                           < 1    12.55  -    12.55           1           0.00     1.50   -    1.50    60.89   -   60.89
      2002                           < 1     7.80  -     7.80           1           0.00     1.50   -    1.50   -50.34   -  -50.34
      2001 (ak)                      < 1    15.70  -    15.70           3           0.00     1.50   -    1.50    57.03   -   57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
      2005                           < 1    11.64  -    11.64           3           2.62     1.50   -    1.50     3.57   -    3.57
      2004                           < 1    11.24  -    11.24           2           1.92     1.50   -    1.50     3.98   -    3.98
      2003                           < 1    10.81  -    10.81           2           1.40     1.50   -    1.50     0.72   -    0.72
      2002                            10    10.73  -    10.73         108           1.96     1.50   -    1.50     6.58   -    6.58
      2001 (ak)                      < 1    10.07  -    10.07           1           0.80     1.50   -    1.50     0.68   -    0.68
    Money Market
      2005                             1     9.99  -     9.99           9           1.89     1.50   -    1.50     1.23   -    1.23
      2004                             2     9.86  -     9.86          18           0.91     1.50   -    1.50    -0.63   -   -0.63
      2003                             1     9.93  -     9.93          14           0.71     1.50   -    1.50    -0.79   -   -0.79
      2002                             1    10.01  -    10.01           7           1.68     1.50   -    1.50    -0.12   -   -0.12
      2001 (ak)                      < 1    10.02  -    10.02           4           0.70     1.50   -    1.50     0.17   -    0.17
    PIMCO Total Return
      2005                             1    11.56  -    11.56          10           5.05     1.50   -    1.50     0.91   -    0.91
      2004                           < 1    11.46  -    11.46           1           1.76     1.50   -    1.50     3.31   -    3.31
      2003                           < 1    11.09  -    11.09           1           1.71     1.50   -    1.50     3.46   -    3.46
      2002                            10    10.72  -    10.72         108           2.31     1.50   -    1.50     7.45   -    7.45
      2001 (ak)                      < 1     9.97  -     9.97           1           2.43     1.50   -    1.50    -0.25   -   -0.25

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
    VT American
     Government Income
      2005                         4,674    11.82  -    13.14      56,674           3.27     0.80   -    2.15    -0.82   -    0.55
      2004                         5,447    11.92  -    13.07      66,003           3.83     0.80   -    2.15     0.45   -    1.84
      2003                         6,916    11.87  -    12.83      83,025           2.44     0.80   -    2.15    -0.63   -    0.74
      2002                        11,733    11.94  -    12.74     141,661           1.69     0.80   -    2.15     6.53   -    8.00
      2001                         5,724    11.21  -    11.80      64,746           0.00     0.80   -    2.15     5.69   -   12.10

(m) For the period beginning January 1, 2005 and ended May 1, 2005
(ak) For the period beginning October 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Asia Pacific Growth
      2002 (ax)                        -  $   N/A  -  $   N/A  $        -           1.43%    1.40%  -    1.40%     N/A%  -     N/A%
      2001                           552     5.12  -     5.56       3,828           0.00     0.80   -    2.00   -48.84   -  -24.61
    VT Capital Appreciation
      2005                         1,917     8.45  -     9.06      16,847           0.43     0.80   -    2.15     5.56   -    7.02
      2004                         2,103     8.01  -     8.47      17,376           0.00     0.80   -    2.15    12.24   -   13.78
      2003                         2,142     7.14  -     7.44      15,653           0.00     0.80   -    2.15    22.11   -   23.80
      2002                         2,075     5.84  -     6.01      12,315           0.14     0.80   -    2.15   -41.57   -  -22.97
      2001                         1,123     7.70  -     7.81       8,706           0.00     0.80   -    2.10   -23.05   -  -14.60
    VT Capital Opportunities
      2005                           393    16.04  -    16.61       6,431           0.00     0.80   -    2.10     9.28   -   60.37
      2004                           233    14.95  -    15.20       3,508           4.42     0.80   -    1.80    16.00   -   17.18
      2003 (an)                      105    12.88  -    12.97       1,361           0.00     0.80   -    1.80    28.84   -   29.72
    VT Discovery Growth
      2005                         3,413     4.87  -     5.22      17,568           0.00     0.80   -    2.15     4.95   -    6.39
      2004                         4,137     4.64  -     4.91      20,140           0.00     0.80   -    2.15     5.26   -    6.72
      2003                         4,528     4.41  -     4.60      20,769           0.00     0.80   -    2.15   -55.93   -   30.95
      2002                         4,603     3.42  -     3.51      16,187           0.00     0.80   -    2.10   -31.06   -  -30.14
      2001 (al)                    1,566     4.95  -     5.03       7,952           0.00     0.80   -    2.10   -50.46   -  -31.34
    VT Diversified Income
      2005                         6,486    13.18  -    14.36      87,435           7.39     0.80   -    2.15     0.84   -    2.23
      2004                         6,968    13.07  -    14.05      92,393           9.33     0.80   -    2.15     6.85   -    8.33
      2003                         7,546    12.23  -    12.97      92,890           8.88     0.80   -    2.15    17.47   -   19.09
      2002                         7,583    10.41  -    10.89      78,835           8.53     0.80   -    2.15     3.63   -    5.06
      2001                         7,276    10.05  -    10.36      72,384           7.06     0.80   -    2.15     0.50   -    2.68
    VT Equity Income
      2005                         2,057    13.53  -    14.03      28,456           0.96     0.80   -    2.15     3.24   -    4.66
      2004                         1,611    13.10  -    13.41      21,402           0.00     0.80   -    2.15    10.92   -   31.03
      2003 (an)                      786    11.99  -    12.09       9,460           0.66     0.80   -    2.00    19.88   -   20.86
    VT The George Putnam
     Fund of Boston
      2005                        19,864    12.33  -    12.75     237,197           2.01     0.80   -    2.69     1.21   -    3.17
      2004                        20,326    11.95  -    12.60     235,336           1.86     0.80   -    2.69     5.30   -    7.34
      2003                        19,241    11.24  -    12.16     206,716           0.00     1.29   -    2.59    12.42   -   21.58
      2002                        16,695     9.59  -    10.50     152,666           2.32     0.80   -    2.24    -9.48   -    5.02
      2001                        13,241    10.60  -    10.70     134,080           2.24     0.80   -    2.15    -0.35   -    6.99

(al) For the period beginning May 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ax) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Global Asset
     Allocation
      2005                         3,355  $ 10.99  -  $ 13.65  $   39,386           1.08%    0.80%  -    2.59%    4.21%  -    6.12%
      2004                         2,842    10.36  -    13.10      30,774           2.74     0.80   -    2.59     6.28   -    8.24
      2003                         2,429    12.40  -    12.51      23,896           0.00     1.29   -    1.99    24.02   -   25.10
      2002                         1,970     7.44  -     7.92      15,333           1.79     0.80   -    2.15   -25.60   -  -13.22
      2001                         1,676     8.69  -     9.12      15,106           0.93     0.80   -    1.95   -13.09   -   -9.25
    VT Global Equity
      2005                         6,652     5.84  -     7.91      54,086           0.79     0.80   -    2.15     6.45   -    7.91
      2004                         7,523     5.48  -     7.33      57,172           1.99     0.80   -    2.15    11.24   -   12.77
      2003                         8,402     4.93  -     6.50      57,065           0.94     0.80   -    2.15    26.45   -   28.20
      2002                         9,465     3.90  -     5.07      50,470           0.06     0.80   -    2.15   -24.07   -  -23.02
      2001                        10,258     5.13  -     6.59      71,381           0.00     0.80   -    2.15   -48.67   -  -30.33
    VT Growth and Income
      2005                        53,314    12.09  -    14.80     585,599           1.57     0.70   -    2.69     2.41   -    4.50
      2004                        60,631    11.57  -    14.46     638,184           1.57     0.70   -    2.69     8.12   -   10.34
      2003                        65,400    10.49  -    12.22     621,839           1.62     0.70   -    2.44    22.22   -   26.49
      2002                        65,741     8.15  -     8.29     486,817           1.59     0.70   -    2.30   -19.55   -  -18.46
      2001                        62,576     9.42  -    10.31     577,857           1.20     0.70   -    2.20    -5.76   -    3.07
    VT Growth Opportunities
      2005                         5,332     4.12  -     4.48      23,150           0.63     0.80   -    2.15     1.87   -    3.28
      2004                         6,236     4.05  -     4.33      26,369           0.00     0.80   -    2.15    -0.44   -    0.93
      2003                         6,739     4.07  -     4.29      28,422           0.00     0.80   -    2.15   -59.35   -   22.07
      2002                         7,169     3.44  -     3.52      24,897           0.00     0.80   -    2.10   -30.97   -  -30.06
      2001                         7,047     4.99  -     5.03      35,166           0.00     0.80   -    2.10   -50.13   -  -32.64
    VT Health Sciences
      2005                         6,508    12.92  -    12.94      79,355           0.06     0.80   -    2.49    10.39   -   12.29
      2004                         7,307    11.50  -    11.72      79,846           0.18     0.80   -    2.49     4.46   -    6.27
      2003                         7,941    11.24  -    11.37      81,918           0.00     1.29   -    2.34    12.39   -   13.73
      2002                         8,461     7.48  -     9.22      74,293           0.00     0.80   -    2.15   -22.06   -  -20.98
      2001                         8,586     9.60  -    11.67      95,881           0.00     0.80   -    2.15   -20.40   -   -4.05
    VT High Yield
      2005                         7,310    13.43  -    14.31      97,237           8.04     0.80   -    2.59     0.43   -    2.27
      2004                         7,790    13.13  -    14.24     100,363           7.97     0.80   -    2.59     9.66   -   42.44
      2003                         8,620    13.33  -    13.43     100,371           4.98     1.29   -    1.89    33.33   -   34.28
      2002                         6,086    10.31  -    10.31      54,823           2.38     1.50   -    1.50    -2.21   -   -2.21
      2001                         5,020    10.54  -    10.54      46,125           0.00     1.50   -    1.50     5.38   -    5.38
    VT Income
      2005                        17,575    10.50  -    13.20     208,386           3.13     0.80   -    2.59    -0.28   -    1.54
      2004                        16,891    10.53  -    13.00     201,496           4.05     0.80   -    2.59     3.60   -    5.30
      2003                        16,918    10.43  -    10.51     198,574           0.00     1.29   -    1.89     4.30   -    5.07
      2002                        15,331    10.17  -    12.12     179,131           4.70     0.80   -    2.24     1.73   -    7.02
      2001                        11,046    11.15  -    11.32     121,265           4.90     0.80   -    2.15     6.43   -   11.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT International Equity
      2005                        22,597  $  9.98  -  $ 15.56  $  268,560           1.40%    0.70%  -    2.59%    9.30%  -   11.42%
      2004                        23,292     8.96  -    14.24     247,472           1.42     0.70   -    2.59    13.19   -   15.38
      2003                        24,059     7.76  -    12.58     220,214           0.79     0.70   -    2.59    25.77   -   27.63
      2002                        23,691     6.08  -     8.05     165,713           0.75     0.70   -    2.30   -19.46   -  -18.24
      2001                        19,472     7.44  -     9.15     170,563           0.22     0.70   -    2.20   -21.17   -   -8.50
    VT International Growth
     and Income
      2005                         4,420    11.64  -    13.27      58,280           0.81     0.80   -    2.15    11.65   -   13.19
      2004                         4,427    10.43  -    11.72      51,803           1.15     0.80   -    2.15    18.38   -   20.01
      2003                         3,946    12.55  -    12.55      38,739           1.40     1.50   -    1.50    35.78   -   35.78
      2002                         4,193     9.24  -     9.24      30,279           0.52     1.50   -    1.50   -15.06   -  -15.06
      2001                         3,750    10.88  -    10.88      31,865           0.00     1.50   -    1.50     8.79   -    8.79
    VT International New
     Opportunities
       2005                        3,636     6.55  -     9.35      35,417           0.64     0.80   -    2.15    15.83   -   17.42
       2004                        3,533     5.65  -     7.96      29,412           0.97     0.80   -    2.15    10.91   -   12.44
       2003                        3,723     5.10  -     7.08      27,875           0.29     0.80   -    2.15    30.35   -   32.14
       2002                        4,098     3.91  -     5.36      23,437           0.66     0.80   -    2.15   -60.90   -  -14.32
       2001                        4,541     3.95  -     6.25      30,643           0.00     0.80   -    2.10   -60.53   -  -29.25
    VT Investors
      2005                        20,335     8.03  -    14.10     170,024           0.99     0.80   -    2.44     6.16   -    7.94
      2004                        23,064     7.44  -    13.28     177,118           0.46     0.80   -    2.44     9.89   -   11.74
      2003                        25,682    12.09  -    12.18     176,160           0.00     1.29   -    2.44    20.89   -   21.84
      2002                        28,543     5.28  -    10.39     152,912           0.16     0.80   -    2.24   -24.48   -    3.95
      2001                        31,060     6.33  -     6.99     221,772           0.00     0.80   -    2.10   -36.73   -  -25.38
    VT Mid Cap Value
      2005                           983    15.81  -    16.40      15,895           0.18     0.80   -    2.15    10.03   -   11.54
      2004                           568    14.37  -    14.70       8,269           0.00     0.80   -    2.15    12.96   -   14.52
      2003 (an)                      208    12.72  -    12.84       2,666           0.53     0.80   -    2.15    27.23   -   28.40
    VT Money Market
      2005                         9,815     9.57  -    11.07      99,786           2.61     0.80   -    2.59    -0.12   -    1.71
      2004                         7,635     9.58  -    10.88      77,879           0.66     0.80   -    2.59    -4.24   -   -0.15
      2003                         8,105     9.75  -     9.91      84,932           0.07     1.29   -    2.69    -2.45   -   -0.86
      2002                        10,198    10.43  -    10.93     110,594           1.22     0.80   -    2.10    -0.93   -    0.38
      2001                         9,954    10.53  -    10.89     108,101           3.43     0.80   -    2.10     2.93   -    5.25

(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT New Opportunities
      2005                        15,595  $  7.39  -  $ 15.35  $  121,531           0.11%    0.80%  -    2.69%    7.05%  -    9.12%
      2004                        17,915     6.77  -    14.34     128,471           0.00     0.80   -    2.69     7.34   -    9.43
      2003                        20,301    13.42  -    13.58     132,129           0.00     1.29   -    2.34    34.20   -   35.80
      2002                        21,511     4.71  -    10.37     104,036           0.00     0.80   -    2.24   -31.07   -    3.66
      2001                        23,544     6.83  -     7.82     165,813           0.00     0.80   -    2.15   -30.70   -  -21.83
    VT New Value
      2005                        11,846    10.85  -    15.98     177,051           0.80     0.80   -    2.59     5.05   -    8.51
      2004                        10,073    15.22  -    16.24     144,451           0.80     0.80   -    2.59    14.50   -   62.44
      2003                         9,303    14.51  -    14.51     115,740           0.00     2.14   -    2.14    45.11   -   45.11
      2002                         8,561    10.01  -    10.11      80,131           0.91     0.80   -    2.15   -17.42   -  -16.28
      2001                         6,367    12.08  -    12.12      71,574           0.65     0.80   -    2.15     2.49   -   21.19
    VT OTC & Emerging
     Growth
      2005                         7,201     2.15  -     4.13      30,905           0.00     0.80   -    2.10     5.60   -    7.00
      2004                         8,536     2.04  -     3.86      34,313           0.00     0.80   -    2.10     6.25   -    7.66
      2003                         9,070     1.92  -     3.59      34,595           0.00     0.80   -    2.10    32.87   -   34.63
      2002                         9,824     1.45  -     2.66      28,362           0.00     0.80   -    2.10   -33.65   -  -32.76
      2001                        10,153     2.18  -     3.96      44,146           0.00     0.80   -    2.10   -78.22   -  -46.13
    VT Research
      2005                         9,811     9.24  -    13.96      93,506           0.84     0.80   -    2.49     2.40   -    4.17
      2004                        11,404     8.87  -    13.63     104,637           0.00     0.80   -    2.49     4.88   -    6.70
      2003                        12,617    13.15  -    13.15     108,268           0.00     1.49   -    1.49    31.48   -   31.48
      2002                        13,162     5.79  -     6.68      89,316           0.56     0.80   -    2.15   -23.88   -  -22.83
      2001                        12,005     7.61  -     8.66     106,095           0.27     0.80   -    2.15   -23.91   -  -19.49
    VT Small Cap Value
      2005                         8,460    14.13  -    14.53     164,487           0.17     0.70   -    2.30     4.58   -    6.29
      2004                         9,526    13.51  -    13.67     176,588           0.34     0.70   -    2.30    23.31   -   25.33
      2003                        10,165    10.91  -    10.95     152,271           0.33     0.70   -    2.30     9.54   -   48.60
      2002                         9,542     7.34  -     7.50      99,845           0.00     0.70   -    2.20   -26.60   -  -25.03
      2001                         5,613    13.35  -    15.59      81,568           0.01     0.80   -    2.15    17.18   -   33.45
    VT Technology
      2002 (ax)                        -      N/A  -      N/A           -           0.00     0.80   -    2.10      N/A   -     N/A
      2001                         3,716     3.54  -     3.60      13,257           0.00     0.80   -    2.10   -39.66   -  -64.62
    VT Utilities Growth and
     Income
      2005                         4,306    10.45  -    17.40      48,184           1.93     0.80   -    2.69     5.66   -    7.71
      2004                         4,572     9.71  -    16.47      47,881           2.12     0.80   -    2.69    18.33   -   20.63
      2003                         4,726    14.07  -    14.14      40,109           0.00     1.29   -    1.79    40.74   -   41.45
      2002                         5,011     6.33  -     6.50      33,396           3.54     0.80   -    2.15   -25.72   -  -24.69
      2001                         5,618     8.52  -     8.63      49,972           2.88     0.80   -    2.15   -22.95   -  -14.80

(ax) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Vista
      2005                         9,919  $  9.72  -  $ 16.91  $   97,783           0.00%    0.80%  -    2.69%    9.14%  -   11.25%
      2004                        11,018     8.74  -    15.50      98,090           0.00     0.80   -    2.69    15.42   -   17.66
      2003                        11,475    13.49  -    13.65      85,718           0.00     1.29   -    2.34    34.85   -   36.46
      2002                        10,931     5.62  -    10.36      59,768           0.00     0.80   -    2.24   -31.16   -    3.60
      2001                        11,518     5.53  -     8.17      91,421           0.00     0.80   -    2.10   -44.69   -  -34.04
    VT Voyager
      2005                        41,527     6.52  -    12.90     354,385           0.66     0.70   -    2.69     2.86   -    4.96
      2004                        47,857     6.21  -    12.55     386,065           0.25     0.70   -    2.69     2.21   -    4.30
      2003                        51,674     5.96  -    11.65     392,809           0.34     0.70   -    2.59    16.48   -   24.04
      2002                        49,652     4.80  -     7.94     292,166           0.59     0.70   -    2.30   -27.04   -  -20.58
      2001                        47,191     6.58  -     9.09     386,885           0.00     0.70   -    2.20   -22.95   -   -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
      2005                           < 1    12.57  -    12.57           4           0.00     1.50   -    1.50    -0.40   -   -0.40
      2004                           < 1    12.62  -    12.62         < 1           0.00     1.50   -    1.50     7.71   -    7.71
      2003                           < 1    11.71  -    11.71         < 1           0.00     1.50   -    1.50    43.24   -   43.24
      2002                           < 1     8.18  -     8.18         < 1           0.00     1.50   -    1.50   -18.23   -  -18.23
      2001 (ak) (ar)                   -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap
      2005                             1    12.31  -    12.31           6           0.86     1.50   -    1.50     2.49   -    2.49
      2004                             1    12.01  -    12.01           6           0.54     1.50   -    1.50     6.69   -    6.69
      2003                             1    11.26  -    11.26           6           0.26     1.50   -    1.50    36.95   -   36.95
      2002                             1     8.22  -     8.22           4           0.45     1.50   -    1.50   -26.18   -  -26.18
      2001 (ak)                      < 1    11.14  -    11.14           5           1.34     1.50   -    1.50    11.37   -   11.37
    Investors
      2005                             1    11.47  -    11.47           8           1.19     1.50   -    1.50     4.93   -    4.93
      2004 (v) (ai)                    1    10.94  -    10.94           8           2.81     1.50   -    1.50     9.35   -    9.35

(v) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Value Equity merged into Investors
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ar) Although available in 2001, there was no activity until 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    21st Century Growth
      2005 (n)                         -  $   N/A  -  $   N/A  $        -           0.00%    0.70%  -    0.80%     N/A%  -     N/A%
      2004                            94     8.57  -     8.62         808           0.00     0.70   -    0.80     9.97   -   10.08
      2003                            84     7.79  -     7.83         657           0.00     0.70   -    0.80    29.83   -   29.96
      2002                            95     6.00  -     6.02         572           0.00     0.70   -    0.80   -41.72   -  -41.66
      2001                           106    10.30  -    10.32       1,088           0.00     0.70   -    0.80   -23.71   -  -23.63
    Balanced
      2005 (o)                         -       NA  -       NA           -           6.03     0.70   -    0.80       NA   -      NA
      2004                           241    11.46  -    11.53       2,770           1.72     0.70   -    0.80     5.63   -    5.74
      2003                           297    10.85  -    10.90       3,237           2.45     0.70   -    0.80    16.99   -   17.11
      2002                           306     9.27  -     9.31       2,848           2.85     0.70   -    0.80   -15.75   -  -15.67
      2001                           339    11.01  -    11.04       3,743           2.57     0.70   -    0.80    -6.82   -   -6.72
    Bond
      2005                            85    13.38  -    13.47       1,143           3.39     0.70   -    0.80     1.78   -    1.89
      2004                           102    13.14  -    13.22       1,351           3.77     0.70   -    0.80     4.54   -    4.64
      2003                           110    12.57  -    12.64       1,383           5.02     0.70   -    0.80     4.22   -    4.33
      2002                           110    12.06  -    12.11       1,332           5.87     0.70   -    0.80     6.79   -    6.90
      2001                           155    11.30  -    11.33       1,754           3.85     0.70   -    0.80     4.90   -    5.00
    Capital Growth
      2005 (p)                       239    10.52  -    10.59       2,527           0.80     0.70   -    0.80     8.09   -    8.20
      2004                           204     9.73  -     9.79       1,991           0.55     0.70   -    0.80     7.12   -    7.23
      2003                           222     9.08  -     9.13       2,027           0.40     0.70   -    0.80    25.87   -   26.00
      2002                           225     7.22  -     7.25       1,629           0.31     0.70   -    0.80   -29.75   -  -29.68
      2001                           278    10.27  -    10.30       2,865           0.40     0.70   -    0.80   -20.00   -  -19.92
    Global Discovery
      2005                            89    21.17  -    21.33       1,899           0.60     0.70   -    0.80    17.25   -   17.36
      2004                            97    18.06  -    18.17       1,768           0.26     0.70   -    0.80    22.36   -   22.48
      2003                           106    14.76  -    14.84       1,578           0.09     0.70   -    0.80    47.90   -   48.05
      2002                            95     9.98  -    10.02         952           0.00     0.70   -    0.80   -20.53   -  -20.45
      2001                           108    12.56  -    12.60       1,356           0.00     0.70   -    0.80   -25.20   -  -25.12
    Growth and Income
      2005                           116     9.96  -    10.03       1,160           1.25     0.70   -    0.80     5.22   -    5.33
      2004                           141     9.47  -     9.52       1,340           0.95     0.70   -    0.80     9.28   -    9.39
      2003                           180     8.66  -     8.71       1,570           0.98     0.70   -    0.80    25.73   -   25.85
      2002                           158     6.89  -     6.92       1,090           0.98     0.70   -    0.80   -23.74   -  -23.66
      2001                           171     9.03  -     9.06       1,551           1.09     0.70   -    0.80   -12.01   -  -11.92

(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    International
      2005                            74  $ 11.59  -  $ 11.67  $      866           1.66%    0.70%  -    0.80%   15.24%  -   15.36%
      2004                            73    10.05  -    10.12         736           1.18     0.70   -    0.80    15.60   -   15.72
      2003                           105     8.70  -     8.74         916           0.63     0.70   -    0.80    26.73   -   26.86
      2002                            90     6.86  -     6.89         617           0.77     0.70   -    0.80   -19.02   -  -18.94
      2001                           135     8.47  -     8.50       1,145           0.42     0.70   -    0.80   -31.41   -  -31.34
    Large Company Growth
      2001 (ay)                        -      N/A  -      N/A           -           0.00     0.70   -    0.80      N/A   -     N/A
    Money Market
      2005                            78    11.66  -    11.75         910           2.63     0.70   -    0.80     1.90   -    2.01
      2004                            79    11.44  -    11.51         903           0.88     0.70   -    0.80     0.09   -    0.20
      2003                           139    11.43  -    11.49       1,593           0.74     0.70   -    0.80     0.01   -    0.11
      2002                           250    11.43  -    11.48       2,868           1.58     0.70   -    0.80     0.68   -    0.78
      2001                           442    11.35  -    11.39       5,027           4.55     0.70   -    0.80     3.08   -    3.18

Investments in the Scudder
  Variable Series II
  Sub-Accounts:
    Growth
      2005 (p)                         -      N/A  -      N/A           -           1.67     0.70        0.80      N/A         N/A
      2004                           102     7.60  -     7.65         782           0.28     0.70   -    0.80     4.30   -    4.41
      2003                           115     7.29  -     7.32         842           0.11     0.70   -    0.80    23.72   -   23.84
      2002                           127     5.89  -     5.91         748           0.00     0.70   -    0.80   -29.97   -  -29.90
      2001 (ay)                      133     8.41  -     8.44       1,119           0.00     0.70   -    0.80   -23.86   -  -23.80
    Small Cap Growth
      2005 (e) (n)                    66    11.60  -    11.61         760           0.00     0.70   -    0.80    15.98   -   16.06
    Total Return
      2005 (e) (o)                   238    10.63  -    10.64       2,531           0.00     0.70   -    0.80     6.33   -    6.41

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(n) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(o) On April 29, 2005, Balanced merged into Total Return
(p) On April 29, 2005, Growth merged into Capital Growth
(ay) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
      2005                         1,599  $  9.45  -  $ 10.79  $   28,572           0.13%    1.15%  -    2.34%  -3.21%   -  -2.03%
      2004                         2,222    11.15  -    11.33      41,879           0.26     1.29   -    2.34     4.26   -    5.38
      2003                         2,820    10.70  -    10.75      51,754           0.00     1.29   -    2.34     6.96   -    7.49
      2002                         3,408     7.25  -     7.80      54,593           0.00     1.15   -    1.85   -23.33   -  -22.78
      2001                         3,865     9.46  -    10.11      85,370           2.04     1.15   -    1.85    -6.43   -   -5.40
    STI International Equity
      2005                           321    11.42  -    15.87       4,711           2.30     1.15   -    1.89    10.83   -   11.67
      2004                           432    14.32  -    14.45       5,713           2.15     1.29   -    1.89    17.81   -   43.23
      2003                           582    12.26  -    12.27       6,619           0.00     1.29   -    1.49    22.55   -   22.67
      2002                           707     6.39  -     9.00       5,935           0.00     1.15   -    1.80   -19.52   -  -10.04
      2001                           803     7.75  -     7.94       8,460           0.10     1.15   -    1.65   -18.76   -  -18.35
    STI Investment Grade
     Bond
      2005                           900    10.11  -    12.94      11,870           3.83     1.15   -    2.39     1.00   -    1.14
      2004                         1,161    10.19  -    10.31      15,624           3.53     1.29   -    2.04     1.95   -    2.83
      2003                         1,419     9.99  -    10.03      19,066           1.28     1.29   -    1.99    -0.07   -    0.26
      2002                         1,676    10.86  -    12.16      22,145           4.61     1.15   -    1.85     5.41   -    6.17
      2001                         1,478    10.30  -    11.45      19,080           4.18     1.15   -    1.85     3.02   -    7.93
    STI Large Cap Relative
     Equity (q)
      2005                           444    12.04  -    13.48       5,271           0.95     1.15   -    2.19     6.65   -    7.78
      2004                           476    12.64  -    12.81       5,210           1.19     1.29   -    2.19    12.83   -   26.43
      2003                           427    11.32  -    11.36       4,051           0.55     1.29   -    1.89    13.25   -   13.56
      2002                           421     7.34  -     7.91       3,193           0.71     1.15   -    1.85   -22.06   -  -21.50
      2001                           353     9.42  -    10.07       3,432           0.47     1.15   -    1.85    -6.65   -   -5.79
    STI Large Cap Value
     Equity (r)
      2005                         1,458    11.79  -    12.83      27,023           1.56     1.15   -    2.19     1.48   -    2.57
      2004                         1,933    12.65  -    12.82      35,540           1.83     1.29   -    2.19    26.47   -   28.18
      2003                         2,453    11.23  -    11.25      40,351           1.06     1.49   -    1.89    12.31   -   12.52
      2002                         3,023     8.29  -     9.45      41,280           1.56     1.15   -    2.05   -17.94   -   -5.55
      2001                         3,497     9.51  -    10.10      59,253           1.58     1.15   -    1.85    -4.91   -   -2.27
    STI Mid-Cap Equity
      2005                           639    11.07  -    14.59      10,606           0.44     1.15   -    2.09    11.94   -   13.02
      2004                           822    13.03  -    13.19      12,560           0.83     1.29   -    2.09    15.31   -   30.33
      2003                         1,034    11.41  -    11.44      14,088           0.66     1.29   -    1.89    14.06   -   14.38
      2002                         1,247     6.61  -     9.07      13,526           0.00     1.15   -    2.05   -29.92   -  -29.27
      2001                         1,375     9.35  -    12.94      21,900          10.25     1.15   -    2.05     1.54   -   29.42

(q) Previously known as STI Growth & Income
(r) Previously known as STI Value Income Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts (continued):
    STI Quality Growth Stock
      2002 (az)                        -  $   N/A  -  $   N/A  $        -           0.00%    1.60%  -    1.60%     N/A%  -     N/A%
      2001                           204     7.01  -     7.70       1,539           0.02     1.15   -    1.65   -20.02   -  -19.62
    STI Small Cap Value
     Equity
      2005                           526    16.11  -    25.84      10,668           0.44     1.15   -    2.39    10.63   -   61.15
      2004                           642    14.81  -    15.00      11,863           0.38     1.29   -    2.14    21.53   -   22.59
      2003                           727    12.18  -    12.23      11,047           0.27     1.29   -    2.14    21.84   -   22.33
      2002                           796    11.70  -    13.90       8,837           0.65     1.15   -    2.05    -3.22   -   -2.33
      2001                           680    12.09  -    14.23       7,689           1.13     1.15   -    2.05    19.72   -   20.91

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
     Emerging Markets
     Equity
      2005                         3,778    12.53  -    20.03      54,052           0.36     0.70   -    2.20    30.95   -   32.92
      2004                         3,920     9.43  -    14.32      43,013           0.66     0.70   -    2.20    20.41   -   22.26
      2003                         3,702     7.71  -    12.70      33,517           0.00     0.70   -    2.20    46.42   -   48.63
      2002                         3,528     5.19  -     8.68      21,572           0.00     0.70   -    2.20   -10.88   -   -9.54
      2001                         2,296     5.74  -     9.74      16,448           0.00     0.70   -    2.20   -42.63   -   -2.64
    Van Kampen UIF
     Equity Growth
      2005                         7,010     8.27  -    12.03      67,276           0.48     0.70   -    2.69    12.61   -   14.90
      2004 (ac) (ad) (ag)          8,272     7.20  -    10.68      70,049           0.19     0.70   -    2.69     6.83   -    7.02
      2003                         7,339     6.73  -     8.28      56,500           0.00     0.70   -    2.20    22.21   -   24.06
      2002                         7,483     5.42  -     6.78      47,739           0.15     0.70   -    2.20   -29.44   -  -28.37
      2001                         8,253     7.57  -     9.60      76,256           0.00     0.70   -    2.20   -15.71   -   -3.96
    Van Kampen UIF
     Fixed Income
      2005                           175    11.81  -    13.68       2,108           3.18     1.15   -    1.85     2.29   -    3.03
      2004                           246    11.55  -    13.28       2,892           4.08     1.15   -    1.85     2.44   -    3.17
      2003                           198    11.27  -    12.87       2,267           0.06     1.15   -    1.65     2.70   -   28.67
      2002                           126    10.98  -    11.07       1,398           5.84     1.35   -    1.85     5.34   -    5.88
      2001                            26    10.42  -    10.46         277           6.23     1.35   -    1.85     4.20   -    4.55

(ac) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ag) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(az) For the period beginning January 1, 2002 and ended September 6, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF Global
     Value Equity
      2005                             4  $ 11.07  -  $ 13.38  $       47           1.04%    1.15%  -    1.85%    3.88%  -    4.62%
      2004                             4    10.66  -    12.79          41           0.73     1.15   -    1.85    11.44   -   12.24
      2003                             4     9.56  -    11.39          38           0.00     1.15   -    1.85    26.58   -   27.49
      2002                             5     7.55  -     8.94          41           1.64     1.15   -    1.85   -18.41   -  -17.82
      2001                             2     9.26  -    10.87          22           1.21     1.15   -    1.85    -8.11   -   -7.42
    Van Kampen UIF
     High Yield
      2005                             1    12.72  -    12.72           8           0.76     1.50   -    1.50    -0.45   -   -0.45
      2004                            27    12.78  -    12.78         351           6.02     1.50   -    1.50     7.84   -    7.84
      2003                            28    11.85  -    11.85         326           0.00     1.50   -    1.50    23.83   -   23.83
      2002                            12     9.57  -     9.57         111          18.80     1.50   -    1.50    -8.66   -   -8.66
      2001 (ak)                      < 1    10.48  -    10.48           4          22.64     1.50   -    1.50     4.78   -    4.78
    Van Kampen UIF
     International Magnum
      2005                         3,465    10.06  -    11.48      34,680           1.20     0.70   -    2.20     8.66   -   10.30
      2004                         3,705     9.12  -    10.56      34,028           2.75     0.70   -    2.20    14.84   -   16.57
      2003                         3,576     7.82  -    10.06      28,529           0.14     0.70   -    2.20    24.62   -   26.53
      2002                         2,993     6.18  -     7.38      19,088           1.10     0.70   -    2.20   -18.63   -  -17.39
      2001                         2,503     7.49  -     9.07      19,778           0.51     0.70   -    2.20   -25.14   -   -9.31
    Van Kampen UIF
     Mid Cap Growth
      2005                         2,911    14.31  -    14.60      41,086           0.00     0.70   -    2.30    14.88   -   16.75
      2004                         2,992    12.46  -    12.51      36,518           0.00     0.70   -    2.30    18.80   -   20.75
      2003                         2,559    10.36  -    10.49      26,112           0.00     0.70   -    2.30    38.51   -   40.78
      2002 (ba)                      895     7.36  -     7.57       6,544           0.00     0.70   -    2.30   -26.42   -  -24.29
    Van Kampen UIF
     U.S. Mid Cap Value
      2005                        11,514    12.26  -    14.18     138,619           0.31     0.70   -    2.69     9.30   -   11.53
      2004 (ae) (ah)              12,988    11.22  -    12.71     141,466           0.02     0.70   -    2.69    12.22   -   13.79
      2003                        11,927    10.67  -    11.17     114,608           0.00     0.70   -    2.30    38.26   -   40.52
      2002                        10,997     7.71  -     7.95      75,856           0.00     0.70   -    2.30   -28.53   -  -22.85
      2001                         6,505     9.83  -    11.13      63,483           0.00     0.70   -    2.20    -3.83   -   -1.74

(ae) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ah) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(ba) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF
     U.S. Real Estate
      2005                         2,895  $ 18.41  -  $ 29.54  $   70,733           1.20%    0.70%  -    2.30%   14.37%  -   16.24%
      2004                         3,448    16.10  -    25.42      73,302           1.55     0.70   -    2.30    33.26   -   35.44
      2003                         3,895    12.08  -    18.77      61,784           0.00     0.70   -    2.30    35.28   -   37.50
      2002                         3,779     8.93  -    13.65      44,043           3.91     0.70   -    2.30   -10.71   -   -2.15
      2001                         2,301    10.22  -    13.95      27,855           4.53     0.70   -    2.20     2.25   -   39.49
    Van Kampen UIF
     Value
      2005                            26    12.72  -    14.81         347           1.32     1.15   -    2.00     3.37   -   27.24
      2004                            25    13.72  -    14.33         337           0.95     1.15   -    1.65    15.91   -   16.49
      2003                            24    11.83  -    12.30         277           0.00     1.15   -    1.65    31.89   -   32.55
      2002                            22     8.97  -     9.28         193           0.98     1.15   -    1.65   -23.43   -  -23.05
      2001                            21    11.72  -    12.06         243           1.07     1.15   -    1.65     1.10   -   17.18

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    Van Kampen UIF Active
     International Allocation
     (Class II)
      2003 (bb)                        -    11.79  -    11.87           -           0.00     1.29   -    2.69    17.94   -   18.75
      2002 (ap)                        1    10.25  -    10.26          15           3.56     1.29   -    1.69     2.55   -    2.64
    Van Kampen UIF
     Emerging Markets
     Debt (Class II)
      2005                         1,663    13.61  -    16.11      25,554           7.44     1.29   -    2.59     9.24   -   10.69
      2004                         1,248    12.03  -    12.30      17,171           7.13     1.29   -    2.59     7.23   -    8.66
      2003                           347    11.22  -    13.96       4,296           0.00     1.29   -    2.59    12.19   -   39.60
      2002 (ap)                      < 1    11.07  -    11.07         < 1          15.98     1.29   -    1.29    10.69   -   10.69
    Van Kampen UIF
     Emerging Markets
     Equity (Class II)
      2005                           903    23.08  -    23.91      21,348           0.35     1.29   -    2.59    30.31   -   32.05
      2004                           471    17.71  -    18.10       8,467           0.70     1.29   -    2.59    21.41   -   77.09
      2003 (an)                      272    14.78  -    14.91       4,043           0.00     1.29   -    2.59    47.81   -   49.12

(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(bb) For the period beginning January 1, 2003 and ended October 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     Equity and Income
     (Class II)
      2005                         4,725  $ 13.09  -  $ 13.56  $   58,796           0.67%    1.29%  -    2.59%    4.61%  -    6.00%
      2004                         1,935    12.51  -    12.79      23,296           0.00     1.29   -    2.59     8.63   -   10.08
      2003 (an)                      561    11.52  -    11.62       6,494           0.88     1.29   -    2.59    15.19   -   16.22
    Van Kampen UIF
     Equity Growth
     (Class II)
      2005                         1,530    12.27  -    13.67      20,355           0.35     1.29   -    2.59    12.50   -   13.99
      2004                         1,411    12.15  -    12.42      16,668           0.12     1.29   -    2.59     4.65   -    6.04
      2003 (an)                      602    11.61  -    11.71       7,030           0.00     1.29   -    2.59    16.11   -   17.15
    Van Kampen UIF
     Global Franchise
     (Class II)
      2005                         5,284    12.30  -    14.55      74,280           0.00     1.29   -    2.59     9.08   -   10.54
      2004                         2,482    13.34  -    13.64      32,544           0.15     1.29   -    2.59     9.85   -   11.31
      2003 (an)                      758    12.14  -    12.25       9,257           0.00     1.29   -    2.59    21.43   -   22.51
    Van Kampen UIF
     Mid Cap Growth
     (Class II)
      2005                         1,949    17.58  -    18.21      35,035           0.00     1.29   -    2.59    14.27   -   15.79
      2004                         1,348    15.38  -    15.73      21,019           0.00     1.29   -    2.59    18.33   -   19.91
      2003 (an)                      785    13.00  -    13.12      10,262           0.00     1.29   -    2.59    30.00   -   31.16
    Van Kampen UIF
     Small Company
     Growth (Class II)
      2005                         1,560    17.20  -    17.82      27,468           0.00     1.29   -    2.59     9.97   -   11.43
      2004                         1,507    15.64  -    15.99      23,918           0.00     1.29   -    2.59    15.87   -   17.41
      2003 (an)                    1,035    13.50  -    13.62      14,062           0.00     1.29   -    2.59    35.01   -   36.21
    Van Kampen UIF U.S.
     Mid Cap Value
     (Class II)
      2005                         3,855    12.54  -    16.20      60,801           0.26     1.29   -    2.59     9.25   -   10.71
      2004                         2,709    14.83  -    15.16      39,035           0.01     1.29   -    2.59    11.56   -   13.05
      2003 (an)                    1,356    13.29  -    13.41      18,124           0.00     1.29   -    2.59    32.90   -   34.08

(an) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    Van Kampen UIF
     U.S. Real Estate
     (Class II)
      2005                         4,154  $ 19.79  -  $ 21.61  $   87,617           1.15%    1.29%  -    2.69%   13.62%  -   15.25%
      2004                         3,417    17.17  -    19.02      62,735           1.60     1.29   -    2.69    34.32   -   90.22
      2003                         1,366    12.67  -    12.79      18,567           0.00     1.29   -    2.59    26.72   -   27.85
      2002 (ap)                       16    10.69  -    10.71         167           5.82     1.29   -    2.14     6.90   -    7.10

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
      2005                         9,041    12.15  -    12.77     113,319           1.22     0.70   -    2.30     1.98   -    3.64
      2004                         8,736    11.92  -    12.32     106,501           0.86     0.70   -    2.30    15.05   -   16.94
      2003                         5,976    10.36  -    10.54      62,969           0.75     0.70   -    2.30    27.98   -   30.08
      2002                         2,807     8.09  -     8.10      23,160           0.77     0.70   -    2.30   -19.06   -  -18.99
      2001                           272    11.89  -    12.00       3,254           0.00     1.25   -    1.65    -4.06   -   -3.68
    LIT Domestic Income
      2002 (bc)                        -      N/A  -      N/A           -          15.62     1.25   -    1.65      N/A   -     N/A
      2001                            65    11.36  -    11.47         746           4.74     1.25   -    1.65     8.16   -    8.60
    LIT Emerging Growth
      2005                         7,916     5.86  -    10.32      68,990           0.26     0.70   -    2.30     5.46   -    7.18
      2004                         9,614     5.47  -     9.78      81,916           0.00     0.70   -    2.30     4.57   -    6.29
      2003                        11,683     5.15  -     9.36      95,881           0.00     0.70   -    2.30    24.42   -   26.46
      2002                        12,789     4.07  -     7.52      85,976           0.35     0.70   -    2.30   -32.96   -  -24.80
      2001                        15,662     6.07  -     6.60     167,267           0.06     0.70   -    2.05   -33.99   -  -31.97
    LIT Government
      2005                           146    11.09  -    11.25       1,637           4.21     1.25   -    1.65     1.85   -    2.25
      2004                           182    10.88  -    11.00       1,997           4.50     1.25   -    1.65     2.46   -    2.87
      2003                           140    10.62  -    10.69       1,491           4.87     1.25   -    1.65     0.08   -    0.48
      2002 (ba) (bc)                 122    10.61  -    10.64       1,296           0.00     1.25   -    1.65     6.14   -    6.43
    LIT Money Market
      2005                           273    10.62  -    10.89       2,961           2.70     1.25   -    1.65     1.01   -    1.41
      2004                           231    10.51  -    10.74       2,480           0.85     1.25   -    1.65    -0.85   -   -0.45
      2003                           278    10.60  -    10.79       2,989           0.60     1.25   -    1.65    -1.07   -   -0.68
      2002                           387    10.72  -    10.86       4,199           1.25     1.25   -    1.65    -0.44   -   -0.04
      2001                           279    10.76  -    10.87       3,032           3.48     1.25   -    1.65     1.98   -    2.39

(ap) For the period beginning October 14, 2002 and ended December 31, 2002
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bc) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                            For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Aggressive Growth
     (Class II)
      2005                         1,821  $ 11.97  -  $ 12.36  $   23,587           0.00%    0.70%  -    2.59%    8.24%  -   10.34%
      2004 (aa) (af)               1,774    11.20  -    14.27      21,143           0.00     0.70   -    2.59    11.92   -   11.97
      2003 (an)                      288    12.75  -    12.86       3,687           0.00     1.29   -    2.59    27.50   -   28.64
    LIT Comstock
     (Class II)
      2005                        23,945    14.40  -    14.92     317,128           0.87     1.29   -    2.59     1.42   -    2.77
      2004                        18,304    14.20  -    14.52     236,274           0.67     1.29   -    2.59    14.39   -   15.91
      2003                        12,466    12.42  -    12.53     137,393           0.47     1.29   -    2.59    24.15   -   25.25
      2002 (ba)                    4,821     8.01  -     8.05      38,762           0.00     1.35   -    2.20   -19.92   -  -19.46
    LIT Emerging Growth
     (Class II)
      2005                         6,958    12.81  -    13.23      68,765           0.01     1.29   -    2.59     4.86   -    6.25
      2004                         7,134    12.22  -    12.45      63,974           0.00     1.29   -    2.59     4.01   -    5.40
      2003                         6,797    11.75  -    11.85      54,406           0.00     1.29   -    2.59    17.49   -   18.53
      2002                         4,529     5.39  -     5.76      24,527           0.05     1.35   -    2.20   -34.12   -  -33.56
      2001 (bd)                    2,120     8.11  -     8.74      17,335           0.00     1.35   -    2.20   -18.94   -  -12.60
    LIT Growth and Income
     (Class II)
      2005                         9,458    15.68  -    16.39     147,128           0.78     1.29   -    2.69     6.78   -    8.31
      2004                         7,527    14.68  -    15.14     108,454           0.64     1.29   -    2.69    11.05   -   12.65
      2003                         4,387    12.31  -    12.42      56,398           0.00     1.29   -    2.59    23.14   -   24.23
      2002                            36     9.05  -     9.05         382           1.05     1.50   -    1.50    -9.50   -   -9.50
      2001 (ak)                        -        -  -        -           -           0.00     0.00   -    0.00     0.00   -    0.00
    LIT Money Market
     (Class II)
      2005                         3,045     9.77  -    10.04      30,362           2.48     1.29   -    2.59    -0.22   -    1.11
      2004                         1,784     9.79  -     9.93      17,650           0.72     1.29   -    2.59    -2.06   -   -0.75
      2003 (be)                        -        -           -           -           0.00     0.00        0.00     0.00        0.00

(aa) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(af) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ak) For the period beginning October 1, 2001 and ended December 31, 2001
(an) For the period beginning May 1, 2003 and ended December 31, 2003
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bd) For the period beginning May 17, 2001 and ended December 31, 2001
(be) For the period beginning December 31, 2003 and ended December 31, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   SUBSEQUENT EVENTS

     On March 8, 2006, Allstate Life, its subsidiary, Allstate Life Insurance Company of New York, and The Allstate Corporation entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. As a result of the modified coinsurance reinsurance, the assets and liabilities of the Account will continue to remain on Allstate Life's consolidated statements of financial position and Allstate Life will continue to be responsible for all contract terms and conditions. Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including the payments of benefits, oversight of investment management and contract administration. During the transition period, Allstate Life will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No.
033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase
(Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor,
Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No.
333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement
(File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(x) Form of TrueReturn Accumulation Benefit Rider (for all
Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider filed herewith.

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider filed herewith.

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).


(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).


(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts filed herewith.

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) filed herewith.

 (6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017)dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
2004).

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed herewith

(10)(a) Consent of Independent Registered Public Accounting Firm filed herewith.

(10)(b) Consent of LeBoeuf, Lamb, Greene & MacRae, LLP filed herewith.

(11) Not applicable

(12) Not applicable

(99) Powers of Attorney for David A. Bird, Danny L. Hale,  Edward M. Liddy, John
C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R.Slawin, Casey J. Sylla, Michael J. Velotta, Douglas B. Welch, and Thomas J. Wilson, II filed herewith.


-----------------------------------------------------------------------

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

David Andrew Bird                   Director and Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Director and Senior Vice President
John C. Pintozzi                    Director, Senior Vice President and
                                    Chief Financial Officer
Eric Allen Simonson                 Director, Senior Vice President and
                                    Chief Investment Officer
Kevin Rourke Slawin                 Director and Senior Vice President
Casey Joseph Sylla                  Director, Chairman of the Board and
                                    President
Michael Joseph Velotta              Director, Senior Vice President,
                                    General Counsel and Secretary
Douglas B. Welch                    Director and Senior Vice President
Thomas Joseph Wilson, II            Director
Joseph V. Tripodi                   Senior Vice President and Chief
                                    Marketing Officer
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Matthew S. Easley                   Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
Steven C. Verney                    Treasurer
Charles Calvin Baggs                Assistant Vice President
Nancy M. Bufalino                   Assistant Vice President and Assistant
                                    Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and
                                    Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief
                                    Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria McNitt                        Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and
                                    Assistant Treasurer
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank                         Assistant Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary


The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 23, 2006 (File #1-11840).

27. NUMBER OF CONTRACT OWNERS

     (a). Allstate Variable Annuity Contract: As of February 28, 2006, there were 4,945 non-qualified contracts and 4,224 qualified contracts.

     (b). Allstate Variable Annuity-L Share Contract: As of February 28, 2006, there were 3,224 non-qualified contracts and 3,620 qualified contracts.

     (c). Allstate Advisor Contract (STI version): As of the February 28, 2006, there were 351 non-qualified contracts and 451 qualified contracts.

     (d). Allstate Advisor Preferred Contract (STI version): As of the February 28, 2006, there were 382 non-qualified contracts and 432 qualified contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A



Morgan Stanley DW Inc., principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life of New York Separate Account A
     Allstate Life Variable Life Separate Account A


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

John Eric Smith                         Chairman of the Board, Chief Executive
                                        Officer and Manager
Robert A. Shore                         President
Karen Cassidy Gardner                   Vice President
Joseph Patrick Rath                     Vice President, General Counsel and
                                        Secretary
William D. Webb Jr.                     Treasurer
Joanne Marie Derrig                     Assistant Vice President and Chief
                                        Privacy Officer
Maribel V. Gerstner                     Assistant Vice President and Compliance
                                        Officer
Mary Jovita McGinn                      Assistant Secretary
Michael Joseph Velotta                  Assistant Secretary and Manager
Nancy M. Bufalino                       Assistant Treasurer
Barry Sajowitz Paul                     Assistant Treasurer
Steven Carl Verney                      Assistant Treasurer
John C. Pintozzi                        Manager
Ronald A. Johnson                       Executive Vice President
Eric Alstrin                            Senior Vice President
DeAnne Asplin                           Senior Vice President
Eric L. Baldwin                         Senior Vice President
Jason Bickler                           Senior Vice President
Bill Borst                              Senior Vice President
Jeff Churba                             Senior Vice President
Russ Cobler                             Senior Vice President
Evelyn Cooper                           Senior Vice President
Albert DalPorto                         Senior Vice President
Mike Scanlon                            Senior Vice President
Ralph Thomas Schmidt                    Senior Vice President
Andrea J. Schur                         Senior Vice President
Peter Armstrong                         Vice President
Rebecca Bates                           Vice President
Warren A. Blom                          Vice President
L. Andrea Barfield Bolger               Vice President
Eugene Bolinsky                         Vice President
P. J. Bonfilio                          Vice President
Laurie Bricker                          Vice President
Joseph Carretta                         Vice President
Michael Cobianchi                       Vice President
Patrick Comer                           Vice President
Henry Conkle                            Vice President
Brian Connelly                          Vice President
John DeGeronimo                         Vice President
Diane Donnelly                          Vice President
Jeff Dunn                               Vice President
Russ Ergood                             Vice President
Michael Garofalo                        Vice President
Angus Harrup                            Vice President
Renee Hruska                            Vice President
Tony Hunter                             Vice President
Frank Johnson                           Vice President
Michael Jones                           Vice President
Brian Kelly                             Vice President
Gwenn Kessler                           Vice President
Asad Khan                               Vice President
George Knox                             Vice President
Don Lanham                              Vice President
Michael Lastrina                        Vice President
Michael Levy                            Vice President
Matt Linklater                          Vice President
Stephen A. Lipker                       Vice President
Matt Love                               Vice President
Thomas Mahoney                          Vice President
Ken McClintock                          Vice President
David McHugh                            Vice President
Michael Medina                          Vice President
Jeff Mount                              Vice President
Hugh C. Mueting                         Vice President
Brie Murray                             Vice President
Larry Nisenson                          Vice President
Karen K. M. Norrman                     Vice President
Shane O'Brien                           Vice President
David Onan                              Vice President
Jeff Osterman                           Vice President
Briana Powell                           Vice President
Leslie Quinn                            Vice President
Kenneth Rapp                            Vice President
Ryan Regan                              Vice President
Angela Reynolds                         Vice President
Bob Riley                               Vice President
Victor Rohe                             Vice President
Ernie Schalansky                        Vice President
Merritt Schoff                          Vice President
Ann Serrato                             Vice President
Troy V. Simmons                         Vice President
Deanna Smith                            Vice President
Ed Smith Jr.                            Vice President
Stu Smith                               Vice President
Ken Thomas                              Vice President
David Veale                             Vice President
Brian J. Wood                           Vice President
Mary Claire Sheehy                      Assistant Vice President


* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:


Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

Frank Bianco                            Director
Michael R. Durbin                       Director
Raymond A. Harris                       Director
Richard R. Sanchez                      Director
Kirk Wickman                            Director
James P. Gorman                         President, Chief Executive Officer, Chief Operating Officer,
                                        Managing Director
Frank Bianco                            Managing Director, Controller and Chief Financial Officer
Kirk Wickman                            Managing Director, General Counsel and Secretary
Michelle B. Oroschakoff                 Chief Compliance Officer
Jeffrey L. Adams                        Managing Director
Ian Bernstein                           Managing Director
Michael A. Burke, Sr.                   Managing Director
Ronald T. Carman                        Managing Director and Assistant Secretary
Noland Cheng                            Managing Director
Michael R. Durbin                       Managing Director
Scott R. Graflund                       Managing Director
Shelley S. Hanan                        Managing Director
Thomas K. Harms                         Managing Director
Henry E. Kaplan                         Managing Director
Douglas J. Ketterer                     Managing Director
Paul W. Klug                            Managing Director
Steven G. Magee                         Managing Director
William A. McMahon                      Managing Director
James Mahon                             Managing Director
Kevin Morano                            Managing Director
Thomas P. O'Brien                       Managing Director
Daniel Petrozzo                         Managing Director
Richard R. Sanchez                      Managing Director
Raymond M. Smesko                       Managing Director
Sririam Subramaniam                     Managing Director
Edward M. Sullivan                      Managing Director
George D. Sullivan                      Managing Director
Jeffrey S. Swartz                       Managing Director
Benedict R. Tarantino                   Managing Director
Todd R. Taylor                          Managing Director
Chris Van Aeken                         Managing Director
Eileen Wallace                          Treasurer
Jacqueline T. Brody                     Assistant Treasurer
Maryann Fappiano                        Assistant Treasurer
William J. Forsell                      Assistant Treasurer
Jai Sooklai                             Assistant Treasurer
Charlene R. Herzer                      Assistant Secretary
Susan M. Krause                         Assistant Secretary
William J. O'Shaughnessy, Jr.           Assistant Secretary


* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.



29C. COMPENSATION OF PRINCIPAL UNDERWRITER




(1)                    (2)                   (3)                    (4)                (5)
                                        Net Underwriting
Name of Principal    Discounts and      Compensation on        Brokerage
Underwriter         Commissions         Redemption            Commissions       Compensation
 -------------------------------------------------------------------------------------------

Allstate
Distributors            N/A                 N/A               $0                      N/A

Morgan Stanley
DW Inc.                 N/A                 N/A               $39,410,626             N/A





30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2006.


                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                           --------------------------
                               Michael J. Velotta
                      Senior Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2006.

*/DAVID A. BIRD               Director and Senior Vice President
----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds


*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI            Director, Senior Vice President and
------------------------      Chief Financial Officer
John C. Pintozzi              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH            Director and Senior Vice President
-----------------------
Douglas B. Welch

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J.  Velotta,  pursuant  to Power of  Attorney,  filed  herewith.

                                  Exhibit Index

Exhibit No.             Exhibit

(4)(ab)      Form of SureIncome Plus Withdrawal Benefit Rider.

(4)(ac)      Form of SureIncome for Life Withdrawal Benefit Rider.

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered.

(10)(a)      Consent of Independent Registered Public Accounting Firm.

(10)(b)      Consent of LeBoeuf, Lamb, Greene & MacRae, LLP.

(99)         Powers of Attorney for David A. Bird, Danny L. Hale, Edward M.
             Liddy, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R.Slawin, Casey J. Sylla, Michael J. Velotta, Douglas B. Welch, and Thomas J. Wilson, II.